Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 46.1% Value
Communications Services  3.4%
23,020 Alphabet, Inc., Class A $ 3,559,813
139,897 Alphabet, Inc., Class C 21,856,108
5,157 AMC Networks, Inc.
a
35,480
35,751 AT&T, Inc. 1,011,038
3,335 Bandwidth, Inc.
a
43,689
58,188 Cargurus, Inc.
a
1,695,017
602 Charter Communications, Inc.
a
221,855
14,272 Cogent Communications Holdings 875,016
70,426 Comcast Corporation 2,598,719
21,825 E.W. Scripps Company
a
64,602
288 Electronic Arts, Inc. 41,622
1,807 Entravision Communications
Corporation 3,795
1,202 Fox Corporation, Class B 63,357
7,758 iHeartMedia, Inc.
a
12,801
6,079 Iridium Communications, Inc. 166,078
1,574 John Wiley and Sons, Inc. 70,137
2,670 Liberty Global, Ltd., Class A
a
30,732
5,282 Liberty Latin America, Ltd., Class
A
a
33,435
658 Liberty Media Corporation-Liberty
Live Group
a
44,836
10,520 Lumen Technologies, Inc.
a
41,238
6,376 Magnite, Inc.
a
72,750
49,865 Meta Platforms, Inc. 28,740,191
619 Netflix, Inc.
a
577,236
5,563 New York Times Company 275,925
5,935 News Corporation, Class A 161,551
934 Omnicom Group, Inc. 77,438
39,144 Pinterest, Inc.
a
1,213,464
18,625 QuinStreet, Inc.
a
332,270
811 Sinclair, Inc. 12,919
9,568 Sirius XM Holdings, Inc.
b
215,711
5,406 Spotify Technology SA
a
2,973,462
990 TechTarget, Inc.
a
14,662
3,521 Telephone and Data Systems, Inc. 136,404
1,525 TKO Group Holdings, Inc. 233,035
13,899 Trade Desk, Inc.
a
760,553
99,486 Verizon Communications, Inc. 4,512,685
4,828 Walt Disney Company 476,524
103,156 Warner Brothers Discovery, Inc.
a
1,106,864
Total 74,363,012
Consumer Discretionary  5.8%
95 Adient plc
a
1,222
123 Adtalem Global Education, Inc.
a
12,379
16,209 Advance Auto Parts, Inc. 635,555
174,301 Amazon.com, Inc.
a
33,162,508
12,919 American Axle & Manufacturing
Holdings, Inc.
a
52,580
4,353 American Eagle Outfitters, Inc. 50,582
21,455 Aptiv plc
a
1,276,573
1,769 Autoliv, Inc. 156,468
8,412 Bath & Body Works, Inc. 255,052
43,965 Best Buy Company, Inc. 3,236,264
352 Booking Holdings, Inc. 1,621,632
12,842 Boot Barn Holdings, Inc.
a
1,379,616
6,101 BorgWarner, Inc. 174,794
1,211 Bright Horizons Family Solutions,
Inc.
a
153,845
14,124 Brunswick Corporation 760,577
279 Build-A-Bear Workshop, Inc. 10,370
242 CarMax, Inc.
a
18,857
591 Carvana Company
a
123,566
133 Cavco Industries, Inc.
a
69,111
Shares Common Stock  46.1% Value
Consumer Discretionary  5.8% - continued
31,250 Champion Homes, Inc.
a
$ 2,961,250
4,373 Chewy, Inc.
a
142,166
24,189 Chipotle Mexican Grill, Inc.
a
1,214,530
9,278 Columbia Sportswear Company 702,252
858 Cooper-Standard Holdings, Inc.
a
13,145
3,481 Coursera, Inc.
a
23,183
4,940 Crocs, Inc.
a
524,628
10,314 D.R. Horton, Inc. 1,311,219
8,444 Dana, Inc. 112,559
400 Darden Restaurants, Inc. 83,104
13,997 Deckers Outdoor Corporation
a
1,565,005
33,654 DoorDash, Inc.
a
6,150,942
635 Dorman Products, Inc.
a
76,543
60,803 eBay, Inc. 4,118,187
1,167 Etsy, Inc.
a
55,059
21,842 Expedia Group, Inc. 3,671,640
425 Five Below, Inc.
a
31,843
3,151 Fox Factory Holding Corporation
a
73,544
344 Frontdoor, Inc.
a
13,216
8,774 Gap, Inc. 180,832
4,862 Garmin, Ltd. 1,055,686
14,143 Gentex Corporation 329,532
3,600 Goodyear Tire & Rubber
Company
a
33,264
3,991 Grand Canyon Education, Inc.
a
690,523
2,187 Group 1 Automotive, Inc. 835,325
6,382 Hanesbrands, Inc.
a
36,824
5,809 Hasbro, Inc. 357,195
11,548 Hilton Worldwide Holdings, Inc. 2,627,747
25,292 Home Depot, Inc. 9,269,265
6,937 Installed Building Products, Inc. 1,189,418
3,005 Latham Group, Inc.
a
19,322
6,783 Laureate Education, Inc.
a
138,712
18,793 La-Z-Boy, Inc. 734,618
627 Lear Corporation 55,314
1,818 Leggett & Platt, Inc. 14,380
4,194 LKQ Corporation 178,413
10,143 Lowe's Companies, Inc. 2,365,652
6,030 Lululemon Athletica, Inc.
a
1,706,852
17,099 Modine Manufacturing Company
a
1,312,348
2,087 Mohawk Industries, Inc.
a
238,294
489 Motorcar Parts of America, Inc.
a
4,646
44,219 NIKE, Inc. 2,807,022
205 NVR, Inc.
a
1,485,100
260 OneSpaWorld Holdings, Ltd. 4,365
1,524 O'Reilly Automotive, Inc.
a
2,183,252
12,505 Patrick Industries, Inc. 1,057,423
431 Planet Fitness, Inc.
a
41,639
3,285 Pool Corporation 1,045,780
11,426 PUMA SE 278,707
50,794 QVC Group, Inc. 10,215
332 Ralph Lauren Corporation 73,286
2,021 Revolve Group, Inc.
a
43,431
14,410 Ross Stores, Inc. 1,841,454
3,541 Service Corporation International/
US 283,988
32,076 SharkNinja, Inc.
a
2,675,459
12,972 Six Flags Entertainment
Corporation 462,711
13,230 Skechers USA, Inc.
a
751,199
76,780 Sony Group Corporation ADR
b
1,949,444
1,844 Stitch Fix, Inc.
a
5,993
6,140 Stoneridge, Inc.
a
28,183
747 Strategic Education, Inc. 62,718
2,788 Tapestry, Inc. 196,303

Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  46.1% Value
Consumer Discretionary  5.8% - continued
40,393 Tesla, Inc.
a
$ 10,468,250
3,650 Texas Roadhouse, Inc. 608,200
54 TopBuild Corporation
a
16,467
2,513 Travel + Leisure Company 116,327
383 Ulta Beauty, Inc.
a
140,385
1,663 Valvoline, Inc.
a
57,889
6,399 VF Corporation 99,312
870 Visteon Corporation
a
67,529
3,357 Wingstop, Inc. 757,272
47,821 Wyndham Hotels & Resorts, Inc. 4,328,279
38,066 Yum China Holding, Inc. 1,981,716
Total 125,299,026
Consumer Staples  1.7%
5,323 Albertson's Companies, Inc. 117,053
1,283 Archer-Daniels-Midland Company 61,597
3,030 BellRing Brands, Inc.
a
225,614
13,996 BJ's Wholesale Club Holdings,
Inc.
a
1,596,944
381 Bunge Global SA 29,116
5,047 Casey's General Stores, Inc. 2,190,600
5,276 Colgate-Palmolive Company 494,361
22,646 Conagra Brands, Inc. 603,969
462 Costco Wholesale Corporation 436,950
199,071 Coty, Inc.
a
1,088,918
301 Dole plc 4,349
6,627 e.l.f. Beauty, Inc.
a
416,109
3,510 Hershey Company 600,315
17,726 J & J Snack Foods Corporation 2,334,869
12,542 J.M. Smucker Company 1,485,098
13,557 John B. Sanfilippo & Son, Inc. 960,649
110,314 Kenvue, Inc. 2,645,330
1,979 Keurig Dr Pepper, Inc. 67,721
819 Kimberly-Clark Corporation 116,478
7,995 Lamb Weston Holdings, Inc. 426,134
4,502 Lancaster Colony Corporation 787,850
952 Maplebear, Inc.
a
37,975
4,406 McCormick & Company, Inc. 362,658
40,144 Philip Morris International, Inc. 6,372,057
8,327 Procter & Gamble Company 1,419,087
45,144 Sysco Corporation 3,387,606
9,028 Turning Point Brands, Inc. 536,624
826 Tyson Foods, Inc. 52,707
1,836 US Foods Holding Corporation
a
120,185
30,684 Vita Coco Company, Inc.
a
940,465
81,082 Walmart, Inc. 7,118,189
Total 37,037,577
Energy  1.7%
3,900 Antero Midstream Corporation 70,200
9,921 Antero Resources Corporation
a
401,205
22,496 Archrock, Inc. 590,295
33,544 Baker Hughes Company 1,474,259
10,970 Berry Corporation 35,214
1,914 Cactus, Inc. 87,719
439 Cheniere Energy, Inc. 101,585
45,771 ConocoPhillips 4,806,870
751 Coterra Energy, Inc. 21,704
4,284 Crescent Energy Company 48,152
79,272 Devon Energy Corporation 2,964,773
913 DT Midstream, Inc. 88,086
90,872 Enterprise Products Partners, LP 3,102,370
12,720 EOG Resources, Inc. 1,631,213
350 EQT Corporation 18,700
16,092 Expand Energy Corporation 1,791,361
Shares Common Stock  46.1% Value
Energy  1.7% - continued
53,474 Exxon Mobil Corporation $ 6,359,663
2,792 Gulfport Energy Corporation
a
514,119
46,034 Halliburton Company 1,167,883
7,248 Hess Midstream, LP 306,518
20,095 Kinder Morgan, Inc. 573,310
1,894 Kodiak Gas Services, Inc. 70,646
23,926 Kosmos Energy, Ltd.
a
54,551
9,214 Marathon Petroleum Corporation 1,342,388
37,539 Matador Resources Company 1,917,868
425 Natural Gas Services Group, Inc.
a
9,337
20,830 Noble Corporation plc 493,671
4,503 Oceaneering International, Inc.
a
98,210
3,019 Oil States International, Inc.
a
15,548
8,692 Ovintiv, Inc. 372,018
1,916 Par Pacific Holdings, Inc.
a
27,322
67 Phillips 66 8,273
304 Ranger Energy Services, Inc. 4,314
7,610 Schlumberger NV 318,098
16,928 Shell plc ADR 1,240,484
9,287 Sitio Royalties Corporation 184,533
1,142 Solaris Energy Infrastructure, Inc. 24,850
2,597 Talos Energy, Inc.
a
25,243
152 Targa Resources Corporation 30,471
88,701 TechnipFMC plc 2,810,935
2,545 Vital Energy, Inc.
a
54,005
7,690 Williams Companies, Inc. 459,554
Total 35,717,518
Financials  6.7%
757 1st Source Corporation 45,276
468 Affiliated Managers Group, Inc. 78,638
597 Affirm Holdings, Inc.
a
26,978
9,698 Allstate Corporation 2,008,165
36,021 Ally Financial, Inc. 1,313,686
8,894 Amalgamated Financial
Corporation 255,702
11,207 American Express Company 3,015,243
23,456 American International Group, Inc. 2,039,265
7,280 Ameriprise Financial, Inc. 3,524,321
1,901 Ameris Bancorp 109,441
652 AMERISAFE, Inc. 34,263
6,015 Annaly Capital Management, Inc. 122,165
9,673 Arch Capital Group, Ltd. 930,349
235 Arrow Financial Corporation 6,178
3,151 Arthur J. Gallagher & Company 1,087,851
3,024 Artisan Partners Asset
Management, Inc. 118,238
4,481 Associated Banc-Corp 100,957
890 Assurant, Inc. 186,677
1,656 Atlantic Union Bankshares
Corporation 51,568
99,589 AvidXchange Holdings, Inc.
a
844,515
426 Axis Capital Holdings, Ltd. 42,702
1,278 Axos Financial, Inc.
a
82,457
130,387 Bank of America Corporation 5,441,050
111 Bank of Hawaii Corporation 7,656
441 Bank of Marin Bancorp 9,733
16,634 Bank of N.T. Butterfield & Son, Ltd. 647,395
27,153 Bank of New York Mellon
Corporation 2,277,322
1,115 Bank OZK 48,447
1,190 BankFinancial Corporation 15,042
5,351 BankUnited, Inc. 184,288
1,645 Bar Harbor Bankshares 48,527
2,237 BCB Bancorp, Inc. 22,057

Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  46.1% Value
Financials  6.7% - continued
4,173 Berkshire Hathaway, Inc.
a
$ 2,222,456
3,792 Berkshire Hills Bancorp, Inc. 98,933
2,046 Block, Inc.
a
111,159
16,208 Blue Owl Capital, Inc. 324,808
38,475 Bridgewater Bancshares, Inc.
a
534,418
5,120 Brookline Bancorp, Inc. 55,808
6,705 Brown & Brown, Inc. 834,102
1,668 Burke & Herbert Financial Services
Corporation 93,591
2,142 Business First Bancshares, Inc. 52,158
813 Byline Bancorp, Inc. 21,268
2,233 Cadence Bank 67,794
155 Camden National Corporation 6,273
295 Capital City Bank Group, Inc. 10,608
13,090 Capital One Financial Corporation 2,347,037
9,139 Capitol Federal Financial, Inc. 51,178
4,881 Carlyle Group, Inc. 212,763
221 Cathay General Bancorp 9,510
3,023 Cboe Global Markets, Inc. 684,075
56,960 Charles Schwab Corporation 4,458,829
3,742 Chimera Investment Corporation 48,010
190 ChoiceOne Financial Services, Inc. 5,466
8,961 Chubb, Ltd. 2,706,132
1,115 Cincinnati Financial Corporation 164,708
3,770 Citigroup, Inc. 267,632
1,254 Citizens Financial Group, Inc. 51,376
1,947 CNB Financial Corporation 43,321
3,139 CNO Financial Group, Inc. 130,739
148 Coinbase Global, Inc.
a
25,490
2,291 Columbia Banking System, Inc. 57,138
1,782 Comerica, Inc. 105,245
1,683 Commerce Bancshares, Inc. 104,733
275 Community Financial System, Inc. 15,636
4,487 Community Trust Bancorp, Inc. 225,965
954 ConnectOne Bancorp, Inc. 23,192
746 Cullen/Frost Bankers, Inc. 93,399
1,085 Customers Bancorp, Inc.
a
54,467
377 CVB Financial Corporation 6,959
162 Diamond Hill Investment Group,
Inc. 23,140
12,072 Discover Financial Services 2,060,690
16,750 Donnelley Financial Solutions, Inc.
a
732,142
2,580 Eagle Bancorp, Inc. 54,180
2,224 East West Bancorp, Inc. 199,626
1,144 Eastern Bankshares, Inc. 18,762
2,037 Ellington Credit Company 11,020
1,261 Enact Holdings, Inc. 43,820
1,093 Enova International, Inc.
a
105,540
2,551 Equitable Holdings, Inc. 132,882
1,343 Equity Bancshares, Inc. 52,914
1,323 Essent Group, Ltd. 76,364
2,289 Evercore, Inc. 457,159
60,451 F.N.B. Corporation 813,066
1,194 FactSet Research Systems, Inc. 542,840
5,041 Federal Agricultural Mortgage
Corporation 945,238
13,390 Federated Hermes, Inc. 545,910
4,552 Fidelity National Information
Services, Inc. 339,943
2,311 Fifth Third Bancorp 90,591
878 Financial Institutions, Inc. 21,915
423 First American Financial
Corporation 27,761
12,830 First Bancorp/Puerto Rico 245,951
2,172 First Bancshares, Inc. 73,435
Shares Common Stock  46.1% Value
Financials  6.7% - continued
9,979 First Busey Corporation $ 215,546
326 First Business Financial Services,
Inc. 15,371
926 First Citizens BancShares, Inc./NC 1,716,915
3,425 First Financial Bancorp 85,557
1,020 First Financial Bankshares, Inc. 36,638
1,685 First Financial Corporation 82,531
632 First Hawaiian, Inc. 15,446
7,823 First Horizon Corporation 151,923
1,579 First Internet Bancorp 42,286
315 First Interstate BancSystem, Inc. 9,025
847 First Merchants Corporation 34,253
3,337 First Mid-Illinois Bancshares, Inc. 116,461
8,819 Fiserv, Inc.
a
1,947,500
2,093 Flagstar Financial, Inc. 24,321
2,958 Flushing Financial Corporation 37,567
809 Flywire Corporation
a
7,686
14,703 Fulton Financial Corporation 265,977
37,872 Glacier Bancorp, Inc. 1,674,700
2,549 Great Southern Bancorp, Inc. 141,138
4,871 Hamilton Lane, Inc. 724,172
2,314 Hancock Whitney Corporation 121,369
1,194 Hanmi Financial Corporation 27,056
618 Hanover Insurance Group, Inc. 107,501
895 HarborOne Bancorp, Inc. 9,281
2,109 Hartford Insurance Group, Inc. 260,947
43 HBT Financial, Inc. 964
2,016 Home BancShares, Inc. 56,992
3,304 Hometrust Bancshares, Inc. 113,261
5,529 Hope Bancorp, Inc. 57,889
269 Horace Mann Educators
Corporation 11,494
4,933 Horizon Bancorp, Inc. 74,390
16,274 Houlihan Lokey, Inc. 2,628,251
4,579 Huntington Bancshares, Inc./OH 68,731
148 Independent Bank Corporation/MA 9,272
2,899 Independent Bank Corporation/MI 89,260
272 Interactive Brokers Group, Inc. 45,040
29,831 Intercontinental Exchange, Inc. 5,145,848
7,212 Invesco, Ltd. 109,406
313 Investar Holding Corporation 5,512
41,857 J.P. Morgan Chase & Company 10,267,522
11,943 Jack Henry & Associates, Inc. 2,180,792
12,878 Janus Henderson Group plc 465,540
7,500 Kearny Financial Corporation/MD 46,950
116,421 KeyCorp 1,861,572
7,455 Kinsale Capital Group, Inc. 3,628,423
905 LendingTree, Inc.
a
45,494
605 M&T Bank Corporation 108,144
999 MarketAxess Holdings, Inc. 216,134
4,096 Marsh & McLennan Companies,
Inc. 999,547
4,163 Mastercard, Inc. 2,281,824
2,142 Mercantile Bank Corporation 93,048
26,520 MetLife, Inc. 2,129,291
918 Metropolitan Bank Holding
Corporation
a
51,399
32,261 MGIC Investment Corporation 799,428
775 Mid Penn Bancorp, Inc. 20,080
3,968 Midland States Bancorp, Inc. 67,932
5,883 MidWestOne Financial Group, Inc. 174,196
720 Morningstar, Inc. 215,906
3,931 Mr. Cooper Group, Inc.
a
470,148
3,488 MSCI, Inc. 1,972,464
44,708 Nasdaq, Inc. 3,391,549

Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  46.1% Value
Financials  6.7% - continued
45 Nelnet, Inc. $ 4,992
14,762 NMI Holdings, Inc.
a
532,170
780 Northeast Community Bancorp,
Inc. 18,283
20,202 Northern Trust Corporation 1,992,927
2,370 Northfield Bancorp, Inc. 25,857
286 Northrim BanCorp, Inc. 20,941
5,585 Northwest Bancshares, Inc. 67,132
14,654 OceanFirst Financial Corporation 249,265
6,695 OFG Bancorp 267,934
3,687 Old National Bancorp 78,128
4,956 Old Republic International
Corporation 194,374
9,161 Old Second Bancorp, Inc. 152,439
11,441 OneMain Holdings, Inc. 559,236
1,796 Orrstown Financial Services, Inc. 53,898
1,182 P10, Inc. 13,889
542 Palomar Holdings, Inc.
a
74,297
50 Park National Corporation 7,570
871 Paymentus Holdings, Inc.
a
22,733
990 PCB Bancorp 18,523
1,982 Peoples Bancorp, Inc./OH 58,786
983 Pinnacle Financial Partners, Inc. 104,237
450 PNC Financial Services Group,
Inc. 79,097
4,111 Popular, Inc. 379,733
1,966 Principal Financial Group, Inc. 165,871
4,221 Progressive Corporation 1,194,585
12,037 Prosperity Bancshares, Inc. 859,081
7,170 Provident Financial Services, Inc. 123,109
1,404 Prudential Financial, Inc. 156,799
23,219 Radian Group, Inc. 767,852
2,855 Regions Financial Corporation 62,039
292 Reinsurance Group of America,
Inc. 57,495
5,431 Rithm Capital Corporation 62,185
27,496 RLI Corporation 2,208,754
17,722 Robinhood Markets, Inc.
a
737,590
2,818 S&P Global, Inc. 1,431,826
7,284 SEI Investments Company 565,457
438 ServisFirst Bancshares, Inc. 36,179
2,896 Shore Bancshares, Inc. 39,212
986 Sierra Bancorp 27,490
395 Simmons First National
Corporation 8,109
418 Southern Missouri Bancorp, Inc. 21,744
952 Southside Bancshares, Inc. 27,570
1,409 SouthState Corporation 130,783
3,466 StepStone Group, Inc. 181,029
1,497 Stifel Financial Corporation 141,107
715 StoneX Group, Inc.
a
54,612
3,414 Synovus Financial Corporation 159,570
285 Texas Capital Bancshares, Inc.
a
21,290
130 Towne Bank/Portsmouth, VA 4,445
6,996 TPG RE Finance Trust, Inc. 57,017
24,959 TPG, Inc. 1,183,805
27,823 Tradeweb Markets, Inc. 4,130,603
39,815 Triumph Financial, Inc.
a
2,301,307
5,861 Truist Financial Corporation 241,180
1,858 TrustCo Bank Corporation NY 56,632
7,502 Trustmark Corporation 258,744
1,588 U.S. Bancorp 67,045
909 UMB Financial Corporation 91,900
1,282 United Bankshares, Inc. 44,447
3,721 United Community Banks, Inc. 104,672
Shares Common Stock  46.1% Value
Financials  6.7% - continued
836 Unity Bancorp, Inc. $ 34,025
1,867 Univest Financial Corporation 52,948
1,310 Unum Group 106,713
13,632 Valley National Bancorp 121,188
2,758 Veritex Holdings, Inc. 68,867
242 Virtu Financial, Inc. 9,225
43,479 Visa, Inc. 15,237,650
244 Walker & Dunlop, Inc. 20,828
2,467 Webster Financial Corporation 127,174
94,185 Wells Fargo & Company 6,761,541
438 WesBanco, Inc. 13,560
1,353 Westamerica Bancorporation 68,502
27,855 Western Alliance Bancorp 2,140,100
23,374 Western Union Company 247,297
216 Willis Towers Watson plc 72,997
824 Wintrust Financial Corporation 92,667
270 WSFS Financial Corporation 14,005
21,606 Zions Bancorp NA 1,077,275
Total 145,468,415
Health Care  5.5%
14,187 Abbott Laboratories 1,881,906
1,638 AbbVie, Inc. 343,194
46,309 ADMA Biologics, Inc.
a
918,771
19,763 Agilent Technologies, Inc. 2,311,876
1,086 Agios Pharmaceuticals, Inc.
a
31,820
1,825 Align Technology, Inc.
a
289,919
13,183 Amgen, Inc. 4,107,164
3,438 Amicus Therapeutics, Inc.
a
28,054
3,570 Amneal Pharmaceuticals, Inc.
a
29,917
1,010 Anika Therapeutics, Inc.
a
15,180
2,375 Argenx SE ADR
a
1,405,679
269 Arvinas, Inc.
a
1,888
634 Astria Therapeutics, Inc.
a
3,386
53,806 Avantor, Inc.
a
872,195
794 Biogen, Inc.
a
108,651
13,363 BioMarin Pharmaceutical, Inc.
a
944,630
4,333 Bio-Techne Corporation 254,044
20,493 Boston Scientific Corporation
a
2,067,334
5,911 Cabaletta Bio, Inc.
a
8,187
3,589 CareDx, Inc.
a
63,705
16,997 Caribou Biosciences, Inc.
a
15,520
5,173 Cencora, Inc. 1,438,560
10,096 Centene Corporation
a
612,928
6,935 Certara, Inc.
a
68,656
1,290 Chemed Corporation 793,763
6,143 Cigna Group 2,021,047
62,222 Concentra Group Holdings Parent,
Inc. 1,350,217
10,933 Cooper Companies, Inc.
a
922,199
7,361 CorVel Corporation
a
824,211
2,386 CryoPort, Inc.
a
14,507
27,783 Danaher Corporation 5,695,515
2,318 Definitive Healthcare Corporation
a
6,699
4,206 Denali Therapeutics, Inc.
a
57,181
8,583 Dentsply Sirona, Inc. 128,230
18,174 Dexcom, Inc.
a
1,241,102
1,263 Doximity, Inc.
a
73,292
3,785 Editas Medicine, Inc.
a
4,391
14,575 Elanco Animal Health, Inc.
a
153,037
11,269 Eli Lilly & Company 9,307,180
5,315 Enanta Pharmaceuticals, Inc.
a
29,339
32,196 Encompass Health Corporation 3,260,811
10,269 Exact Sciences Corporation
a
444,545
360 Exelixis, Inc.
a
13,291

Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  46.1% Value
Health Care  5.5% - continued
5,532 Fate Therapeutics, Inc.
a
$ 4,371
3,470 Fortrea Holdings, Inc.
a
26,198
23,546 Gilead Sciences, Inc. 2,638,329
41,197 Globus Medical, Inc.
a
3,015,620
5,510 GoodRx Holdings, Inc.
a
24,299
18,098 HealthEquity, Inc.
a
1,599,320
1,516 Humana, Inc. 401,134
6,688 IDEXX Laboratories, Inc.
a
2,808,626
222 Illumina, Inc.
a
17,613
1,430 Incyte Corporation
a
86,586
6,739 Inspire Medical Systems, Inc.
a
1,073,388
1,884 Insulet Corporation
a
494,757
2,614 Integra LifeSciences Holdings
Corporation
a
57,482
3,984 Intellia Therapeutics, Inc.
a
28,326
9,822 Intuitive Surgical, Inc.
a
4,864,542
1,147 IQVIA Holding, Inc.
a
202,216
3,043 iTeos Therapeutics, Inc.
a
18,167
31,013 Johnson & Johnson 5,143,196
1,783 Kura Oncology, Inc.
a
11,768
7,963 Labcorp Holdings, Inc. 1,853,309
51 Ligand Pharmaceuticals, Inc.
a
5,362
1,639 Medpace Holdings, Inc.
a
499,387
31,143 Medtronic plc 2,798,510
29,952 Merck & Company, Inc. 2,688,492
5,685 Merit Medical Systems, Inc.
a
600,961
1,132 Mettler-Toledo International, Inc.
a
1,336,790
1,672 Myriad Genetics, Inc.
a
14,831
8,826 Natera, Inc.
a
1,248,085
5,833 Neurocrine Biosciences, Inc.
a
645,130
6,421 Nkarta, Inc.
a
11,815
943 Novocure, Ltd.
a
16,804
9,325 Penumbra, Inc.
a
2,493,598
782 Prestige Consumer Healthcare,
Inc.
a
67,229
49,103 Progyny, Inc.
a
1,096,961
2,395 Prothena Corporation plc
a
29,638
379 PTC Therapeutics, Inc.
a
19,314
3,372 QIAGEN NV 135,386
757 Quest Diagnostics, Inc. 128,084
4,340 Regeneron Pharmaceuticals, Inc. 2,752,558
10,322 Relay Therapeutics, Inc.
a
27,044
20,092 Repligen Corporation
a
2,556,506
39 Revvity, Inc. 4,126
3,317 Rocket Pharmaceuticals, Inc.
a
22,124
34,257 Royalty Pharma plc 1,066,420
27,930 RxSight, Inc.
a
705,232
43,936 Sanofi SA ADR 2,436,691
64,069 scPharmaceuticals, Inc.
a
168,501
3,207 STERIS plc 726,867
72,271 Stevanato Group SPA 1,475,774
2,687 Stryker Corporation 1,000,236
691 Teleflex, Inc. 95,489
1,426 Tenet Healthcare Corporation
a
191,797
3,403 Thermo Fisher Scientific, Inc. 1,693,333
39,928 Twist Bioscience Corporation
a
1,567,573
1,290 United Therapeutics Corporation
a
397,668
16,570 UnitedHealth Group, Inc. 8,678,538
436 Veeva Systems, Inc.
a
100,991
17,338 Vericel Corporation
a
773,622
3,687 Vertex Pharmaceuticals, Inc.
a
1,787,531
26,492 Viatris, Inc. 230,745
38,134 Viemed Healthcare, Inc.
a
277,616
2,379 Waters Corporation
a
876,828
1,808 Waystar Holding Corporation
a
67,547
Shares Common Stock  46.1% Value
Health Care  5.5% - continued
3,524 West Pharmaceutical Services,
Inc. $ 788,953
4,269 Xencor, Inc.
a
45,422
1,902 Xenon Pharmaceuticals, Inc.
a
63,812
4,380 Zentalis Pharmaceuticals, Inc.
a
6,964
20,690 Zimmer Biomet Holdings, Inc. 2,341,694
22,953 Zoetis, Inc. 3,779,211
Total 119,076,758
Industrials  5.8%
2,918 A.O. Smith Corporation 190,720
7,769 Advanced Drainage Systems, Inc. 844,102
11,909 AECOM 1,104,322
18,002 Air Lease Corporation 869,677
611 Alaska Air Group, Inc.
a
30,073
869 Allegion plc 113,370
1,530 Allison Transmission Holdings, Inc. 146,375
38,127 Amentum Holdings, Inc.
a
693,911
11,581 AMETEK, Inc. 1,993,553
481 Applied Industrial Technologies,
Inc. 108,389
1,337 Arcosa, Inc. 103,109
88 Argan, Inc. 11,543
3,845 Armstrong World Industries, Inc. 541,684
3,800 Array Technologies, Inc.
a
18,506
33,248 Atmus Filtration Technologies, Inc. 1,221,199
5,973 Automatic Data Processing, Inc. 1,824,931
971 Axon Enterprise, Inc.
a
510,697
35,415 Badger Infrastructure Solutions,
Ltd. 956,344
23,427 Barrett Business Services, Inc. 964,021
7,234 Brady Corporation 511,010
27,321 BWX Technologies, Inc. 2,695,217
8 CACI International, Inc.
a
2,935
6,362 Casella Waste Systems, Inc.
a
709,427
15,250 Caterpillar, Inc. 5,029,450
35,105 CECO Environmental Corporation
a
800,394
5,553 Clean Harbors, Inc.
a
1,094,496
183,962 CNH Industrial NV 2,259,053
149 CSW Industrials, Inc. 43,436
114,304 CSX Corporation 3,363,967
474 Cummins, Inc. 148,571
1,628 Curtiss-Wright Corporation 516,516
15,982 Dayforce, Inc.
a
932,230
42,176 Delta Air Lines, Inc. 1,838,874
4,431 DNOW, Inc.
a
75,681
25 Dover Corporation 4,392
2,749 EMCOR Group, Inc. 1,016,113
1,884 Energy Recovery, Inc.
a
29,937
46,114 Enerpac Tool Group Corporation 2,068,674
5,848 EnPro, Inc. 946,148
81 ESCO Technologies, Inc. 12,889
64,153 ExlService Holdings, Inc.
a
3,028,663
4,696 Expeditors International of
Washington, Inc. 564,694
82,768 Fastenal Company 6,418,658
13,802 Federal Signal Corporation 1,015,137
10,064 Ferguson Enterprises, Inc. 1,612,555
46,995 Flowserve Corporation 2,295,236
3,099 Fortive Corporation 226,785
3,110 Frontier Group Holdings, Inc.
a
13,497
96,792 Gates Industrial Corporation plc
a
1,781,941
8,111 General Dynamics Corporation 2,210,896
310 Gorman-Rupp Company 10,881
11,950 Graco, Inc. 997,945

Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  46.1% Value
Industrials  5.8% - continued
9,617 Great Lakes Dredge & Dock
Corporation
a
$ 83,668
559 Griffon Corporation 39,969
37,770 Helios Technologies, Inc. 1,212,039
359 Herc Holdings, Inc. 48,203
15,242 Hexcel Corporation 834,652
12,850 Honeywell International, Inc. 2,720,988
27,568 Howmet Aerospace, Inc. 3,576,397
4,986 Hudson Technologies, Inc.
a
30,764
78 Huron Consulting Group, Inc.
a
11,189
3,663 IDEX Corporation 662,893
4,597 IES Holdings, Inc.
a
759,011
11,004 Ingersoll Rand, Inc. 880,650
2,646 ITT Corporation 341,757
12,981 Jacobs Solutions, Inc. 1,569,273
10,107 JB Hunt Transport Services, Inc. 1,495,331
2,080 Kirby Corporation
a
210,101
18,119 Knight-Swift Transportation
Holdings, Inc. 787,995
26,083 Korn Ferry 1,769,210
9,420 L3Harris Technologies, Inc. 1,971,700
11,255 Landstar System, Inc. 1,690,501
4,565 Leidos Holdings, Inc. 616,001
5,917 Limbach Holdings, Inc.
a
440,639
2,785 Lincoln Electric Holdings, Inc. 526,811
3,483 Lockheed Martin Corporation 1,555,891
1,247 ManpowerGroup, Inc. 72,176
4,319 Masco Corporation 300,343
121,712 Masterbrand, Inc.
a
1,589,559
1,683 McGrath RentCorp 187,486
7,236 Miller Industries, Inc. 306,589
9,702 Moog, Inc. 1,681,842
15,304 Mueller Water Products, Inc. 389,028
18,808 nVent Electric plc 985,915
12,503 Old Dominion Freight Line, Inc. 2,068,621
1,519 Otis Worldwide Corporation 156,761
853 Owens Corning, Inc. 121,825
1,559 PACCAR, Inc. 151,800
7,871 Parker-Hannifin Corporation 4,784,387
142 Paylocity Holding Corporation
a
26,602
8,615 Pentair plc 753,640
2,805 Quanta Services, Inc. 712,975
3,698 RBC Bearings, Inc.
a
1,189,905
7,141 Regal Rexnord Corporation 813,003
727 Republic Services, Inc. 176,050
14,198 Robert Half, Inc. 774,501
6,497 Rockwell Automation, Inc. 1,678,695
326 Rush Enterprises, Inc. 17,412
1,868 Saia, Inc.
a
652,735
30,004 Schneider National, Inc. 685,591
13,542 Shoals Technologies Group, Inc.
a
44,959
96 SkyWest, Inc.
a
8,388
17,662 Southwest Airlines Company 593,090
439 SPX Technologies, Inc.
a
56,534
1,112 SS&C Technologies Holdings, Inc. 92,885
3,647 Stanley Black & Decker, Inc. 280,381
4,665 Sterling Construction Company,
Inc.
a
528,125
21,343 Timken Company 1,533,921
6,475 Trane Technologies plc 2,181,557
140 TransDigm Group, Inc. 193,661
13,254 TransUnion 1,099,949
10,847 Trex Company, Inc.
a
630,211
1,956 Trinity Industries, Inc. 54,885
93,670 Uber Technologies, Inc.
a
6,824,796
Shares Common Stock  46.1% Value
Industrials  5.8% - continued
6,800 UFP Industries, Inc. $ 727,872
843 UL Solutions, Inc. 47,545
803 Union Pacific Corporation 189,701
12,498 United Airlines Holdings, Inc.
a
862,987
15,518 United Parcel Service, Inc. 1,706,825
1,276 United Rentals, Inc. 799,669
6,294 Verisk Analytics, Inc. 1,873,220
3,015 Verra Mobility Corporation
a
67,868
722 Wabtec Corporation 130,935
8,282 Waste Connections, Inc. 1,616,564
1,388 Waste Management, Inc. 321,336
2,212 Watsco, Inc. 1,124,360
34,113 WNS Holdings, Ltd.
a
2,097,608
Total 126,325,730
Information Technology  11.3%
775 Adobe, Inc.
a
297,236
13,433 Agilysys, Inc.
a
974,430
1,339 Ambarella, Inc.
a
67,392
61,005 Amphenol Corporation 4,001,318
173,841 Apple, Inc. 38,615,301
26,611 Applied Materials, Inc. 3,861,788
19,573 Arista Networks, Inc.
a
1,516,516
374 Astera Labs, Inc.
a
22,317
323 Atlassian Corporation
a
68,544
10,551 Autodesk, Inc.
a
2,762,252
291 BILL Holdings, Inc.
a
13,354
11,025 BlackLine, Inc.
a
533,830
70,877 Broadcom, Inc. 11,866,936
18,689 CDW Corporation 2,995,099
16,650 Ciena Corporation
a
1,006,159
83,266 Cisco Systems, Inc. 5,138,345
2,852 Clearwater Analytics Holdings,
Inc.
a
76,434
725 Coherent Corporation
a
47,081
33,826 Cohu, Inc.
a
497,580
1,153 CommVault Systems, Inc.
a
181,897
394 Consensus Cloud Solutions, Inc.
a
9,094
14,521 Crane NXT Company 746,379
2,211 Credo Technology Group Holding,
Ltd.
a
88,794
3,299 CrowdStrike Holdings, Inc.
a
1,163,161
8,076 CyberArk Software, Ltd.
a
2,729,688
4,684 Datadog, Inc.
a
464,700
7,515 Descartes Systems Group, Inc.
a
757,737
15,263 DocuSign, Inc.
a
1,242,408
3,280 Dolby Laboratories, Inc. 263,417
22,910 Dynatrace Holdings, LLC
a
1,080,207
1,498 Elastic NV
a
133,472
430 Enphase Energy, Inc.
a
26,682
1,244 Expensify, Inc.
a
3,782
984 F5, Inc.
a
262,010
6,962 Fabrinet
a
1,375,065
670 Fair Isaac Corporation
a
1,235,587
380 FARO Technologies, Inc.
a
10,374
6,437 Flex, Ltd.
a
212,936
41,274 Fortinet, Inc.
a
3,973,035
12,066 Freshworks, Inc.
a
170,251
2,601 Gartner, Inc.
a
1,091,744
2,725 Gen Digital, Inc. 72,322
38,649 Gitlab, Inc.
a
1,816,503
5,137 Globant SA
a
604,728
1,082 GoDaddy, Inc.
a
194,911
13,767 Guidewire Software, Inc.
a
2,579,385
2,531 HubSpot, Inc.
a
1,445,935

Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  46.1% Value
Information Technology  11.3% - continued
7,555 Impinj, Inc.
a
$ 685,239
30,601 International Business Machines
Corporation 7,609,245
630 IPG Photonics Corporation
a
39,778
1,091 Itron, Inc.
a
114,293
73,779 JFrog, Ltd.
a
2,360,928
2,971 Keysight Technologies, Inc.
a
444,967
29,976 Lattice Semiconductor
Corporation
a
1,572,241
8,814 Littelfuse, Inc. 1,734,066
221 MACOM Technology Solutions
Holdings, Inc.
a
22,184
11,353 Marvell Technology, Inc. 699,004
102,323 Microsoft Corporation 38,411,031
235 MicroStrategy, Inc.
a
67,743
456 Mirion Technologies, Inc.
a
6,612
5,054 MongoDB, Inc.
a
886,472
42 Monolithic Power Systems, Inc. 24,359
3,893 Motorola Solutions, Inc. 1,704,394
1,773 Napco Security Technologies, Inc. 40,814
5,669 NetApp, Inc. 497,965
341,517 NVIDIA Corporation 37,013,612
1,145 Okta, Inc.
a
120,477
2,080 Olo, Inc.
a
12,563
9,974 ON Semiconductor Corporation
a
405,842
15,799 Onto Innovation, Inc.
a
1,917,051
29,392 Palantir Technologies, Inc.
a
2,480,685
20,176 PDF Solutions, Inc.
a
385,563
22,066 Pegasystems, Inc. 1,534,028
3,589 Plexus Corporation
a
459,859
313 Procore Technologies, Inc.
a
20,664
8,427 PTC, Inc.
a
1,305,764
1,886 Q2 Holdings, Inc.
a
150,899
10,010 Qorvo, Inc.
a
724,824
47,890 QUALCOMM, Inc. 7,356,383
26,599 Salesforce, Inc. 7,138,108
64,305 Samsung Electronics Company,
Ltd. 2,549,402
12,091 SAP AG ADR 3,245,708
9,397 ServiceNow, Inc.
a
7,481,328
4,162 Silicon Laboratories, Inc.
a
468,516
11,738 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 1,948,508
17,936 TD SYNNEX Corporation 1,864,627
2,142 TE Connectivity plc 302,707
990 Teledyne Technologies, Inc.
a
492,733
1,685 Tenable Holdings, Inc.
a
58,941
56,890 Trimble, Inc.
a
3,734,829
67,719 TTM Technologies, Inc.
a
1,388,917
2,524 Tyler Technologies, Inc.
a
1,467,428
14,376 Varonis Systems, Inc.
a
581,509
4,679 VeriSign, Inc.
a
1,187,858
454 Vontier Corporation 14,914
9,723 Workiva, Inc.
a
738,073
798 Xerox Holdings Corporation 3,854
2,382 Zebra Technologies Corporation
a
673,058
Total 244,448,683
Materials  1.4%
4,573 Albemarle Corporation 329,347
1,095 Alcoa Corporation 33,397
1,707 Allegheny Technologies, Inc.
a
88,815
6,321 Amcor plc 61,314
1,242 AptarGroup, Inc. 184,288
Shares Common Stock  46.1% Value
Materials  1.4% - continued
3,450 Aspen Aerogels, Inc.
a
$ 22,045
4,183 Avient Corporation 155,440
20,515 Axalta Coating Systems, Ltd.
a
680,483
733 Balchem Corporation 121,678
27,530 CF Industries Holdings, Inc. 2,151,469
7,747 Chemours Company 104,817
66,198 Constellium SE
a
667,938
27,753 Corteva, Inc. 1,746,496
28,240 DuPont de Nemours, Inc. 2,108,963
412 Eagle Materials, Inc. 91,435
22,953 Eastman Chemical Company 2,022,389
11,608 Ecolab, Inc. 2,942,860
16,304 Element Solutions, Inc. 368,633
5,121 FMC Corporation 216,055
11,935 Greif, Inc. 656,306
15,703 Hecla Mining Company 87,309
1,157 Huntsman Corporation 18,269
16,980 Ingevity Corporation
a
672,238
1,148 Innospec, Inc. 108,773
3,580 International Flavors & Fragrances,
Inc. 277,844
53,303 Ivanhoe Mines, Ltd.
a
452,634
1,627 Kaiser Aluminum Corporation 98,629
1,246 Koppers Holdings, Inc. 34,888
4,214 Linde plc 1,962,207
304 LyondellBasell Industries NV 21,402
3,017 Magnera Corporation
a
54,789
2,141 Martin Marietta Materials, Inc. 1,023,676
1,712 Minerals Technologies, Inc. 108,832
8,484 Mosaic Company 229,153
17,940 Nucor Corporation 2,158,900
2,342 O-I Glass, Inc.
a
26,863
40,983 Olin Corporation 993,428
1,313 Orion SA 16,977
3,790 Packaging Corporation of America 750,496
1,011 PPG Industries, Inc. 110,553
685 Ranpak Holdings Corporation
a
3,713
3,488 Royal Gold, Inc. 570,323
7,555 RPM International, Inc. 873,962
2,505 Sealed Air Corporation 72,394
4,395 Sensient Technologies Corporation 327,120
3,255 Sonoco Products Company 153,766
10,957 Steel Dynamics, Inc. 1,370,502
697 Stepan Company 38,363
7,201 Trinseo plc 26,500
84,087 Tronox Holdings plc 591,972
1,294 United States Lime & Minerals, Inc. 114,364
4,062 United States Steel Corporation 171,660
1,642 Vulcan Materials Company 383,079
11,776 West Fraser Timber Company, Ltd. 906,045
Total 29,565,791
Real Estate  1.5%
11,835 Agree Realty Corporation 913,544
5,505 Alexandria Real Estate Equities,
Inc. 509,267
1,199 Alpine Income Property Trust, Inc. 20,047
1,823 American Assets Trust, Inc. 36,715
4,180 AvalonBay Communities, Inc. 897,112
10,697 Brixmor Property Group, Inc. 284,005
19,532 Broadstone Net Lease, Inc. 332,825
22,628 CBRE Group, Inc.
a
2,959,290
6,340 Chatham Lodging Trust 45,204
6,102 Colliers International Group, Inc. 740,173
9,200 Compass, Inc.
a
80,316

Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  46.1% Value
Real Estate  1.5% - continued
16,068 CoStar Group, Inc.
a
$ 1,273,068
3,768 Cousins Properties, Inc. 111,156
20,871 Crown Castle, Inc. 2,175,384
3,990 Curbline Properties Corporation 96,518
66,985 Cushman and Wakefield plc
a
684,587
11,386 Douglas Elliman, Inc.
a
19,584
5,421 EPR Properties 285,199
2,245 Equinix, Inc. 1,830,461
70,998 Essential Properties Realty Trust,
Inc. 2,317,375
732 Essex Property Trust, Inc. 224,409
2,751 Extra Space Storage, Inc. 408,496
14,722 First Industrial Realty Trust, Inc. 794,399
8,898 Global Net Lease, Inc. 71,540
94,032 Healthcare Realty Trust, Inc. 1,589,141
2,144 Host Hotels & Resorts, Inc. 30,466
393 Howard Hughes Holdings, Inc.
a
29,113
3,980 Independence Realty Trust, Inc. 84,495
15,450 Industrial Logistics Properties Trust 53,148
6,839 Innovative Industrial Properties,
Inc. 369,921
12,524 InvenTrust Properties Corporation 367,830
50,242 National Storage Affiliates Trust 1,979,535
14,038 NetSTREIT Corporation 222,502
45,103 Outfront Media, Inc. 727,962
48,154 Park Hotels & Resorts, Inc. 514,285
1,201 Peakstone Realty Trust 15,133
15,438 Pebblebrook Hotel Trust 156,387
904 RE/MAX Holdings, Inc.
a
7,566
70,848 RLJ Lodging Trust 558,991
1,104 RMR Group, Inc. 18,382
1,047 Ryman Hospitality Properties 95,738
127,519 Sabra Health Care REIT, Inc. 2,227,757
1,632 Safehold, Inc. 30,551
4,428 SBA Communications Corporation 974,204
4,911 Sila Realty Trust, Inc. 131,173
18,711 STAG Industrial, Inc. 675,841
34,920 Tanger, Inc. 1,179,947
21,994 Terreno Realty Corporation 1,390,461
112,617 Uniti Group, Inc. 567,590
180 Universal Health Realty Income
Trust 7,373
5,532 Zillow Group, Inc., Class A
a
369,869
7,036 Zillow Group, Inc., Class C
a
482,388
Total 31,968,423
Utilities  1.3%
75,389 AES Corporation 936,331
13,053 Alliant Energy Corporation 839,961
1,522 American States Water Company 119,751
5,009 American Water Works Company,
Inc. 738,928
512 Artesian Resources Corporation 16,717
3,496 Black Hills Corporation 212,032
178 Brookfield Renewable Corporation 4,970
2,563 California Water Service Group 124,203
24,204 CenterPoint Energy, Inc. 876,911
10,593 Clearway Energy, Inc., Class A 301,477
15,004 Clearway Energy, Inc., Class C 454,171
7,938 Constellation Energy Corporation 1,600,539
28,817 Duke Energy Corporation 3,514,809
11,849 Edison International 698,143
46,394 Entergy Corporation 3,966,223
6,114 Essential Utilities, Inc. 241,686
3,836 Eversource Energy 238,254
Shares Common Stock  46.1% Value
Utilities  1.3% - continued
15,719 Hawaiian Electric Industries, Inc.
a
$ 172,123
931 Middlesex Water Company 59,677
20,999 NiSource, Inc. 841,850
6,531 Northwestern Energy Group, Inc. 377,949
42,957 PG&E Corporation 738,001
13,518 Portland General Electric
Company 602,903
27,087 Public Service Enterprise Group,
Inc. 2,229,260
8,790 Spire, Inc. 687,818
116,227 UGI Corporation 3,843,627
21,120 Vistra Energy Corporation 2,480,333
45,403 XPLR Infrastructure, LP 431,328
Total 27,349,975
Total Common Stock
(cost $759,405,740) 996,620,908
Shares
Registered Investment
Companies   37.1% Value
U.S. Affiliated   36.5%
5,244,250 Thrivent Core Emerging Markets
Equity Fund 50,187,470
5,373,009 Thrivent Core International Equity
Fund 58,888,175
148,220 Thrivent Core Low Volatility Equity
Fund 1,769,744
5,281,106 Thrivent Core Mid Cap Value Fund 54,553,827
2,510,506 Thrivent Core Small Cap Value
Fund 24,602,960
6,085,320 Thrivent Global Stock Portfolio 90,681,003
15,969,422 Thrivent International Allocation
Portfolio 162,552,748
919,125 Thrivent International Index
Portfolio 13,264,533
5,035,734 Thrivent Large Cap Value Portfolio 122,072,747
6,490,763 Thrivent Mid Cap Stock Portfolio 133,338,443
4,394,140 Thrivent Small Cap Stock Portfolio 77,747,274
Total 789,658,924
U.S. Unaffiliated   0.6%
4,492 Invesco QQQ Trust Series 1 2,106,389
14,655 SPDR S&P 500 ETF Trust 8,197,860
5,595 SPDR S&P Biotech ETF 453,754
1,435 SPDR S&P Oil & Gas Exploration
ETF 189,004
3,769 SPDR S&P Regional Banking ETF 214,268
4,641 SPDR S&P Software & Services
ETF 741,910
Total 11,903,185
Total Registered Investment
Companies (cost $679,700,424) 801,562,109

Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 4.6% Value
Commercial Mortgage-Backed
Securities  <0.1%
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
$ 175,000
5.180%,  3/25/2029, Ser.
K520, Class A2
c
$ 180,061
Total 180,061
Mortgage-Backed Securities  2.5%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
472,077 2.000%,  5/1/2051 380,889
919,865 2.500%,  5/1/2051 775,884
447,293 3.500%,  5/1/2052 406,806
427,757 4.000%,  5/1/2052 402,455
135,427 5.000%,  7/1/2053 133,668
936,228 5.500%,  7/1/2053 943,097
776,560 5.000%,  8/1/2053 770,203
1,756,782 5.500%,  9/1/2053 1,776,874
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
162,516 2.500%,  7/1/2030 156,310
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
527,266 3.000%,  8/1/2038 496,736
478,179 3.500%,  5/1/2040 450,645
450,118 2.500%,  4/1/2042 396,868
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
897,576 3.000%,  1/1/2052 784,766
94,032 2.000%,  2/1/2051 75,868
141,242 2.000%,  2/1/2051 113,958
678,309 2.500%,  2/1/2051 571,734
498,642 2.500%,  2/1/2051 415,906
1,233,178 2.000%,  3/1/2051 987,396
1,513,112 4.000%,  3/1/2051 1,424,123
264,633 2.000%,  3/1/2052 212,970
970,542 3.000%,  3/1/2052 843,237
590,406 3.000%,  4/1/2051 516,033
591,441 3.000%,  5/1/2050 514,760
193,645 2.000%,  5/1/2051 155,484
442,789 3.000%,  5/1/2051 390,894
1,202,691 2.000%,  6/1/2050 965,786
368,395 3.000%,  6/1/2050 327,698
380,478 4.000%,  6/1/2052 355,752
116,464 5.000%,  6/1/2053 115,107
723,366 2.500%,  7/1/2051 612,521
309,835 3.500%,  7/1/2051 282,377
1,096,551 4.000%,  7/1/2052 1,025,294
322,443 3.500%,  8/1/2050 294,728
434,348 3.500%,  8/1/2052 392,361
3,123,056 4.500%,  8/1/2052 2,995,431
1,028,033 5.000%,  8/1/2053 1,016,052
964,586 6.000%,  8/1/2054 998,899
131,191 3.500%,  9/1/2052 119,316
160,999 3.500%,  9/1/2052 146,434
809,211 5.000%,  9/1/2052 797,808
854,293 4.500%,  9/1/2053 822,314
2,380,077 4.500%,  9/1/2053 2,283,521
Principal
Amount Long-Term Fixed Income  4.6% Value
Mortgage-Backed Securities  2.5% - continued
$ 696,060 4.000%,  10/1/2052 $ 652,552
189,371 2.000%,  11/1/2051 152,575
154,917 3.500%,  11/1/2052 141,357
774,148 2.000%,  12/1/2050 621,596
801,903 2.500%,  12/1/2051 674,479
376,153 4.500%,  12/1/2052 362,320
5,000,000 6.000%,  4/1/2041 5,078,210
8,750,000 5.500%,  5/1/2041 8,730,849
3,700,000 3.000%,  4/1/2048 3,206,284
375,000 3.500%,  4/1/2049 338,176
2,890,000 4.500%,  4/1/2049 2,764,191
250,000 3.500%,  5/1/2049 225,304
3,867,907 5.000%,  5/1/2049 3,787,571
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
497,178 2.500%,  3/1/2062 402,086
167,068 3.500%,  7/1/2061 147,989
349,790 4.000%,  12/1/2061 323,461
Total 55,257,963
U.S. Government & Agencies  2.1%
U.S. Treasury Bonds
1,880,000 1.625%,  11/15/2050 1,023,352
2,950,000 4.000%,  11/15/2052 2,660,416
170,000 5.250%,  11/15/2028 177,577
3,030,000 1.375%,  11/15/2040 1,969,027
120,000 3.000%,  5/15/2042 97,730
2,413,000 2.500%,  5/15/2046 1,710,025
U.S. Treasury Notes
1,300,000 5.000%,  9/30/2025 1,304,763
640,000 2.625%,  1/31/2026 632,338
3,330,000 2.500%,  2/28/2026 3,282,417
5,800,000 4.625%,  2/28/2026 5,825,647
2,600,000 4.500%,  3/31/2026 2,610,684
2,000,000 4.375%,  7/31/2026 2,010,000
920,000 2.250%,  11/15/2027 882,553
300,000 0.750%,  1/31/2028 274,981
900,000 3.500%,  1/31/2028 890,578
1,700,000 3.625%,  3/31/2028 1,687,648
5,000,000 2.875%,  5/15/2028 4,850,195
5,200,000 4.375%,  8/31/2028 5,276,172
2,600,000 4.125%,  3/31/2029 2,618,992
125,000 0.875%,  11/15/2030 105,488
90,000 1.375%,  11/15/2031 76,008
2,500,000 2.875%,  5/15/2032 2,312,891
2,500,000 3.375%,  5/15/2033 2,368,066
Total 44,647,548
Total Long-Term Fixed Income
(cost $103,367,810) 100,085,572
Shares Private Equity Funds 1.9% Value
Secondary  1.9%
1 AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP
*,a,d
8,226,992
1 ASF IX, LP
*,a,d
3,147,125
1 ASF VIII Sidecar (Cayman), LP
*,a,d
2,487,836
1 Crown Global Secondaries VI
Feeder SA, SICAV-RAIF
*,a,d
2,863,367
1 LCP X (Offshore), LP
*,a,d
15,662,376

Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Private Equity Funds 1.9% Value
Secondary  1.9% - continued
1 StepStone Secondary
Opportunities Fund V Offshore,
LP
*,a,d
$ 8,233,796
Total 40,621,492
Total Private Equity Funds
(cost $33,543,490) 40,621,492
Shares
Collateral Held for Securities
Loaned 0.1% Value
2,175,550 Thrivent Cash Management Trust 2,175,550
Total Collateral Held for
Securities Loaned
(cost $2,175,550) 2,175,550
Shares or
Principal
Amount Short-Term Investments 11.2% Value
Federal Home Loan Bank Discount
Notes
7,900,000 4.240%, 4/2/2025
e,f
7,898,148
200,000 4.235%, 4/16/2025
e,f
199,625
200,000 4.232%, 4/23/2025
e,f
199,461
100,000 4.225%, 5/2/2025
e,f
99,631
800,000 4.202%, 5/23/2025
e,f
795,112
2,100,000 4.196%, 5/28/2025
e,f
2,085,959
3,200,000 4.203%, 6/6/2025
e,f
3,175,106
400,000 4.190%, 6/13/2025
e,f
396,563
Federal National Mortgage
Association Discount Notes
3,700,000 4.225%, 4/7/2025
e,f
3,696,964
100,000 4.195%, 4/9/2025
e,f
99,894
100,000 4.195%, 4/10/2025
e,f
99,883
500,000 4.210%, 4/11/2025
e,f
499,355
100,000 4.175%, 4/24/2025
e,f
99,719
2,800,000 4.215%, 5/5/2025
e,f
2,788,703
State Street Institutional U.S.
Government Money Market
Fund
67,884,524 4.293%
e
67,884,524
Thrivent Core Short-Term Reserve
Fund
15,118,559 4.600% 151,185,585
U.S. Treasury Bills
800,000 4.220%, 5/8/2025
e
796,518
Total Short-Term Investments
(cost $241,921,199) 242,000,750
Total Investments (cost
$1,820,114,213) 101.0% $2,183,066,381
Other Assets and Liabilities, Net
(1.0%) (22,209,083)
Total Net Assets 100.0% $2,160,857,298
a Non-income producing security.
b All or a portion of the security is on loan.
c Denotes variable rate securities. The rate shown is as of
March 31, 2025. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e The interest rate shown reflects the yield.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Aggressive Allocation Portfolio as of March 31, 2025 was
$40,621,492 or 1.88% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of March 31, 2025.
Security
Acquisition
Date Cost
AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP  6/28/2024 $ 6,570,132
ASF IX, LP  3/18/2024 2,725,299
ASF VIII Sidecar (Cayman), LP  6/28/2024 2,173,158
Crown Global Secondaries VI
Feeder SA, SICAV-RAIF  2/15/2024 2,160,000
LCP X (Offshore), LP  10/25/2023 12,752,189
StepStone Secondary
Opportunities Fund V
Offshore, LP  6/28/2024 7,162,712
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Aggressive Allocation
Portfolio as of March 31, 2025:
Securities Lending Transactions
Common Stock $ 2,141,563
Total lending $2,141,563
Gross amount payable upon return of
collateral for securities loaned $2,175,550
Net amounts due to counterparty $33,987
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.

Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2025, in valuing Aggressive Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 74,363,012 74,363,012 – –
Consumer Discretionary 125,299,026 125,020,319 278,707 –
Consumer Staples 37,037,577 37,037,577 – –
Energy 35,717,518 35,717,518 – –
Financials 145,468,415 145,468,415 – –
Health Care 119,076,758 119,076,758 – –
Industrials 126,325,730 125,369,386 956,344 –
Information Technology 244,448,683 241,899,281 2,549,402 –
Materials 29,565,791 29,113,157 452,634 –
Real Estate 31,968,423 31,968,423 – –
Utilities 27,349,975 27,349,975 – –
Registered Investment Companies
U.S. Affiliated 599,656,748 599,656,748 – –
U.S. Unaffiliated 11,903,185 11,903,185 – –
Long-Term Fixed Income
Commercial Mortgage-Backed Securities 180,061 – 180,061 –
Mortgage-Backed Securities 55,257,963 – 55,257,963 –
U.S. Government & Agencies 44,647,548 – 44,647,548 –
Private Equity Funds
Secondary 40,621,492 – – 40,621,492
Short-Term Investments 90,815,165 67,884,524 22,930,641 –
Subtotal Investments in Securities $1,839,703,070 $1,671,828,278 $127,253,300 $40,621,492
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 190,002,176
Affiliated Short-Term Investments 151,185,585
Collateral Held for Securities Loaned 2,175,550
Subtotal Other Investments $343,363,311
Total Investments at Value $2,183,066,381
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of March 31, 2025, in valuing Aggressive Allocation Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 7,290,059 6,762,963 527,096 –
Total Return Swaps 39,294 – 39,294 –
Total Asset Derivatives $7,329,353 $6,762,963 $566,390 $–
Liability Derivatives
Futures Contracts 1,211,327 1,211,327 – –
Total Liability Derivatives $1,211,327 $1,211,327 $– $–

Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Aggressive
Allocation Portfolio as discussed in the Notes to Schedule of Investments.
* Change in net unrealized appreciation/(depreciation) on investments.
   % Net realized gains/(losses) on investments.
 # Transferred from Level 2 to Level 3 because of a lack of observable market data, resulting from a decrease in market activity for the securities.
   @ Transferred from level 3 to Level 2 because observable market data became available for the securities.
** The reporting entity's Private Equity Funds - Secondary Level 3 securities are fair valued using the adjusted reported Net Asset Value (NAV) of the investment, adjusted for subsequent investment activity and market movement using inputs determined by the policies and procedures of the reporting entity.  Inputs used in valuation include index returns that are adjusted based on a regression analysis of similar types of assets over time.  Significant changes in the inputs in isolation could result in a significantly lower or higher fair value measurement.
Investments in Securities
Beginning
Value
12/31/2024
Realized
Gain/
(Loss)^
Change in
Unrealized
Appreciation/
(Depreciation)
*  Purchases  Sales
Transfers
Into
Level 3 #
Transfers
Out of Level
3 @
Ending Value
3/31/2025
Private Equity Funds
 Secondary $35,512,014 $-  $4,315,459 $3,602,408 ($2,808,389)  $- $-  $40,621,492
Total  $35,512,014 $-   $4,315,459 $3,602,408 ($2,808,389)  $- $- $40,621,492
Investments in Securities Ending Value  3/31/2025 Valuation Technique(s) Unobservable  Input(s) Range of Inputs
Private Equity Funds
   Secondary $40,621,492
Adjusted reported investment of
net asset value   Fair Value adjustment ** N/A
Total  $40,621,492
The following table presents Aggressive Allocation Portfolio's futures contracts held as of March 31, 2025. Investments and/or cash totaling
$21,334,310 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 32 June 2025 $ 3,516,839 $ 42,161
CBOT 2-Yr. U.S. Treasury Note 15 June 2025 3,094,844 12,734
CBOT 5-Yr. U.S. Treasury Note 60 June 2025 6,425,314 64,061
CBOT U.S. Long Bond 6 June 2025 699,697 3,991
CME E-mini Russell 2000 Index 7 June 2025 705,048 4,437
CME E-mini S&P 500 Index 1,568 June 2025 437,451,906 5,762,894
CME E-mini S&P Mid-Cap 400 Index 1 June 2025 288,267 5,592
CME Ultra Long Term U.S. Treasury Bond 7 June 2025 854,098 1,652
ICE mini MSCI EAFE Index 71 June 2025 8,754,517 (176,652)
Ultra 10-Yr. U.S. Treasury Note 8 June 2025 902,394 10,606
Total Futures Long Contracts $ 462,692,924 $ 5,731,476
CME E-mini Russell 2000 Index (263) June 2025 ( $ 26,776,108) $ 119,743
CME E-mini S&P Mid-Cap 400 Index (478) June 2025 (139,430,405) (1,034,675)
CME Euro Foreign Exchange Currency (174) June 2025 (23,869,247) 244,397
Eurex Euro STOXX 50 Index (399) June 2025 (23,018,061) 527,096
ICE US mini MSCI Emerging Markets Index (502) June 2025 (28,371,775) 490,695
Total Futures Short Contracts ( $ 241,465,596) $347,256
Total Futures Contracts $ 221,227,328 $6,078,732

Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
EFFR
-
Effective Federal Funds Rate
S&P
-
Standard & Poor's
The following table presents Aggressive Allocation Portfolio's total return swap contracts held as of March 31, 2025.
Total Return Swaps
Reference Entity Fund Pays #
Fund
Receives
Counter-
party
Termination
Date
Notional
Principal
Amount Value
Upfront
Payments/
(Receipts)
Unrealized
Gain/(Loss)
S&P MidCap 400 Total
Return Index Swap
Total Return EFFR 1 day
+ 45bps
Goldman
Sachs &
Co. LLC
8/6/2025 $ 7,298,129 $ 39,294 $ – $ 39,294
Total Return Swaps $ 39,294 $ – $39,294
# Payment made on Termination Date

Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Aggressive Allocation
Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
3/31/2025
Shares Held at
3/31/2025
% of Net
Assets
3/31/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Equity $48,667 $– $– $50,187 5,244 2.3%
Core International Equity 54,922 – 10 58,888 5,373 2.7
Core Low Volatility Equity 1,650 – – 1,770 148 0.1
Core Mid Cap Value 56,613 – – 54,554 5,281 2.5
Core Small Cap Value 26,888 – – 24,603 2,511 1.1
Global Stock 91,511 – – 90,681 6,085 4.2
International Allocation 153,089 – – 162,553 15,969 7.5
International Index 12,296 – – 13,265 919 0.6
Large Cap Value 119,700 – – 122,073 5,036 5.7
Mid Cap Stock 138,467 – 10 133,338 6,491 6.2
Small Cap Stock 86,406 – – 77,747 4,394 3.6
Total U.S. Affiliated Registered Investment
Companies 790,209 789,659 36.5
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% 267,164 67,726 183,704 151,186 15,119 7.0
Total Affiliated Short-Term Investments 267,164 151,186 7.0
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 1,135 32,087 31,046 2,176 2,176 0.1
Total Collateral Held for Securities Loaned 1,135 2,176 0.1
Total Value $1,058,508 $943,021
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 3/31/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Equity $– $1,520 $ – $–
Core International Equity (0) 3,976 – –
Core Low Volatility Equity – 120 – –
Core Mid Cap Value Fund – (2,059) – –
Core Small Cap Value Fund – (2,285) – –
Global Stock – (830) – –
International Allocation – 9,464 – –
International Index – 969 – –
Large Cap Value – 2,373 – –
Mid Cap Stock (1) (5,118) – –
Small Cap Stock – (8,659) – –
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% – – – 1,902
Total Income/Non Cash Income from Affiliated
Investments $1,902
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total Value ($1) ($529 ) $ –

All Cap Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 96.8% Value
Communications Services  6.6%
27,959 Alphabet, Inc., Class C $ 4,368,035
10,289 Meta Platforms, Inc. 5,930,168
2,010 Netflix, Inc.
a
1,874,385
Total 12,172,588
Consumer Discretionary  9.9%
30,689 Amazon.com, Inc.
a
5,838,889
7,135 Boot Barn Holdings, Inc.
a
766,513
5,780 Deckers Outdoor Corporation
a
646,262
1,089 Domino's Pizza, Inc. 500,341
5,646 Garmin, Ltd. 1,225,916
2,580 Group 1 Automotive, Inc. 985,431
4,806 Home Depot, Inc. 1,761,351
10,965 Lowe's Companies, Inc. 2,557,367
2,776 McDonald's Corporation 867,139
160 NVR, Inc.
a
1,159,102
1,152 Tesla, Inc.
a
298,552
1,795 Texas Roadhouse, Inc. 299,101
1,334 Ulta Beauty, Inc.
a
488,964
1,644 Wingstop, Inc. 370,854
4,909 Wyndham Hotels & Resorts, Inc. 444,314
Total 18,210,096
Consumer Staples  5.9%
19,599 BJ's Wholesale Club Holdings,
Inc.
a
2,236,246
2,700 Casey's General Stores, Inc. 1,171,908
6,282 Hershey Company 1,074,410
5,633 PepsiCo, Inc. 844,612
23,160 Philip Morris International, Inc. 3,676,187
19,738 Walmart, Inc. 1,732,799
Total 10,736,162
Energy  4.0%
8,780 ConocoPhillips 922,076
22,076 Devon Energy Corporation 825,642
30,771 Enterprise Products Partners, LP 1,050,522
8,135 Expand Energy Corporation 905,588
19,374 Exxon Mobil Corporation 2,304,150
39,563 TechnipFMC plc 1,253,751
Total 7,261,729
Financials  15.4%
6,760 American Express Company 1,818,778
3,718 Ameriprise Financial, Inc. 1,799,921
5,983 Arch Capital Group, Ltd. 575,445
30,010 Bank of America Corporation 1,252,317
4,711 Berkshire Hathaway, Inc.
a
2,508,984
19,850 Cadence Bank 602,646
16,933 Charles Schwab Corporation 1,325,515
15,018 Equitable Holdings, Inc. 782,288
4,280 Houlihan Lokey, Inc. 691,220
9,080 Intercontinental Exchange, Inc. 1,566,300
13,838 J.P. Morgan Chase & Company 3,394,462
668 Kinsale Capital Group, Inc. 325,122
6,944 Marsh & McLennan Companies,
Inc. 1,694,544
6,000 Mastercard, Inc. 3,288,720
10,009 Northern Trust Corporation 987,388
21,029 Old National Bancorp 445,605
11,473 TPG, Inc. 544,164
5,377 Tradeweb Markets, Inc. 798,270
33,828 Wells Fargo & Company 2,428,512
Shares Common Stock  96.8% Value
Financials  15.4% - continued
1,880 Zurich Insurance Group AG $ 1,312,255
Total 28,142,456
Health Care  10.6%
7,356 Abbott Laboratories 975,773
5,107 AbbVie, Inc. 1,070,019
2,696 Amgen, Inc. 839,939
15,128 Boston Scientific Corporation
a
1,526,113
3,507 Cencora, Inc. 975,262
5,728 Danaher Corporation 1,174,240
2,389 Elevance Health, Inc. 1,039,119
9,270 Halozyme Therapeutics, Inc.
a
591,519
2,830 HCA Healthcare, Inc. 977,906
10,821 Johnson & Johnson 1,794,555
6,621 Labcorp Holdings, Inc. 1,540,971
2,434 Penumbra, Inc.
a
650,876
4,152 Repligen Corporation
a
528,300
24,637 Sanofi SA ADR 1,366,368
65,959 Teva Pharmaceutical Industries,
Ltd. ADR
a
1,013,790
4,357 UnitedHealth Group, Inc. 2,281,979
8,661 Zimmer Biomet Holdings, Inc. 980,252
Total 19,326,981
Industrials  11.6%
5,010 Advanced Drainage Systems, Inc. 544,336
12,983 Badger Infrastructure Solutions,
Ltd. 350,592
4,784 Caterpillar, Inc. 1,577,763
29,185 CSX Corporation 858,914
5,673 Cummins, Inc. 1,778,145
2,756 Deere & Company 1,293,529
13,941 Fastenal Company 1,081,125
4,076 General Dynamics Corporation 1,111,036
13,583 Howmet Aerospace, Inc. 1,762,123
13,865 Knight-Swift Transportation
Holdings, Inc. 602,989
18,300 Korn Ferry 1,241,289
3,238 Landstar System, Inc. 486,348
61,913 Masterbrand, Inc.
a
808,584
2,690 Middleby Corporation
a
408,826
14,495 Moog, Inc. 2,512,708
3,653 Rockwell Automation, Inc. 943,862
1,139 Saia, Inc.
a
398,001
5,014 Simpson Manufacturing Company,
Inc. 787,599
12,913 Timken Company 928,057
10,215 TransUnion 847,743
12,137 Uber Technologies, Inc.
a
884,302
Total 21,207,871
Information Technology  25.9%
5,260 Accenture plc 1,641,330
3,122 Adobe, Inc.
a
1,197,381
43,814 Apple, Inc. 9,732,404
20,237 Applied Materials, Inc. 2,936,793
12,077 Arista Networks, Inc.
a
935,726
7,720 Ciena Corporation
a
466,520
7,850 Crane NXT Company 403,490
10,416 Descartes Systems Group, Inc.
a
1,050,245
569 Fair Isaac Corporation
a
1,049,327
7,805 Guidewire Software, Inc.
a
1,462,345
7,334 International Business Machines
Corporation 1,823,672

All Cap Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  96.8% Value
Information Technology  25.9% - continued
20,177 Lattice Semiconductor
Corporation
a
$ 1,058,284
6,671 Littelfuse, Inc. 1,312,453
25,127 Microsoft Corporation 9,432,425
46,790 NVIDIA Corporation 5,071,100
4,292 Palo Alto Networks, Inc.
a
732,387
9,471 Pegasystems, Inc. 658,424
8,499 QUALCOMM, Inc. 1,305,531
3,864 Salesforce, Inc. 1,036,943
1,764 ServiceNow, Inc.
a
1,404,391
11,565 Shopify, Inc.
a
1,104,226
7,392 Trimble, Inc.
a
485,285
7,094 Universal Display Corporation 989,471
Total 47,290,153
Materials  2.4%
5,716 Albemarle Corporation 411,666
5,465 Celanese Corporation 310,248
42,252 Constellium SE
a
426,323
19,141 Corteva, Inc. 1,204,543
10,807 Greif, Inc. 594,277
23,245 Olin Corporation 563,459
3,563 Steel Dynamics, Inc. 445,660
51,924 Tronox Holdings plc 365,545
Total 4,321,721
Real Estate  2.0%
6,040 Agree Realty Corporation 466,227
3,490 Alexandria Real Estate Equities,
Inc. 322,860
4,390 AvalonBay Communities, Inc. 942,182
2,686 Extra Space Storage, Inc. 398,844
5,780 FirstService Corporation 959,191
5,529 Prologis, Inc. 618,087
Total 3,707,391
Utilities  2.5%
6,173 ALLETE, Inc. 405,566
13,890 CenterPoint Energy, Inc. 503,235
2,485 Constellation Energy Corporation 501,051
7,265 Duke Energy Corporation 886,112
13,499 NiSource, Inc. 541,175
8,525 Public Service Enterprise Group,
Inc. 701,607
2,330 Talen Energy Corporation
a
465,231
4,640 Vistra Energy Corporation 544,922
Total 4,548,899
Total Common Stock
(cost $126,923,937) 176,926,047
Shares
Registered Investment
Companies   1.6% Value
U.S. Unaffiliated   1.6%
8,880 iShares Biotechnology ETF 1,135,752
8,615 SPDR S&P Semiconductor ETF
b
1,729,634
Total 2,865,386
Total Registered Investment
Companies (cost $3,052,546) 2,865,386
Shares
Collateral Held for Securities
Loaned 0.9% Value
1,753,125 Thrivent Cash Management Trust $ 1,753,125
Total Collateral Held for
Securities Loaned
(cost $1,753,125) 1,753,125
Shares or
Principal
Amount Short-Term Investments 1.6% Value
State Street Institutional U.S.
Government Money Market
Fund
2,895,562 4.293%
c
2,895,562
Total Short-Term Investments
(cost $2,895,562) 2,895,562
Total Investments (cost
$134,625,170) 100.9% $184,440,120
Other Assets and Liabilities, Net
(0.9%) (1,607,374)
Total Net Assets 100.0% $182,832,746
a Non-income producing security.
b All or a portion of the security is on loan.
c The interest rate shown reflects the yield.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent All Cap Portfolio as of
March 31, 2025:
Securities Lending Transactions
Common Stock $ 1,706,545
Total lending $1,706,545
Gross amount payable upon return of
collateral for securities loaned $1,753,125
Net amounts due to counterparty $46,580
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
plc - Public Limited Company
S&P - Standard & Poor's
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.

All Cap Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2025, in valuing All Cap Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 12,172,588 12,172,588 – –
Consumer Discretionary 18,210,096 18,210,096 – –
Consumer Staples 10,736,162 10,736,162 – –
Energy 7,261,729 7,261,729 – –
Financials 28,142,456 26,830,201 1,312,255 –
Health Care 19,326,981 19,326,981 – –
Industrials 21,207,871 20,857,279 350,592 –
Information Technology 47,290,153 47,290,153 – –
Materials 4,321,721 4,321,721 – –
Real Estate 3,707,391 3,707,391 – –
Utilities 4,548,899 4,548,899 – –
Registered Investment Companies
U.S. Unaffiliated 2,865,386 2,865,386 – –
Short-Term Investments 2,895,562 2,895,562 – –
Subtotal Investments in Securities $182,686,995 $181,024,148 $1,662,847 $–
Other Investments  * Total
Collateral Held for Securities Loaned 1,753,125
Subtotal Other Investments $1,753,125
Total Investments at Value $184,440,120
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in All Cap Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
3/31/2025
Shares Held at
3/31/2025
% of Net
Assets
3/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% $5,433 $622 $6,055 $– – –
Total Affiliated Short-Term Investments 5,433 – –
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 1,880 9,515 9,642 1,753 1,753 0.9%
Total Collateral Held for Securities Loaned 1,880 1,753 0.9
Total Value $7,313 $1,753
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 3/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% $– $– $ – $12
Total Income/Non Cash Income from Affiliated
Investments $12
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 29
Total Affiliated Income from Securities Loaned, Net $29
Total Value $– $– $ –

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 48.7% Value
Asset-Backed Securities  4.5%
AGL CLO 13, Ltd.
$ 350,000
6.205%,  (TSFR3M +
1.912%), 10/20/2034, Ser.
2021-13A, Class B
a,b
$ 350,178
Anchorage Capital CLO 20, Ltd.
150,000
7.493%,  (TSFR3M +
3.200%), 1/20/2035, Ser.
2021-20A, Class DR
a,b
150,119
Anchorage Capital CLO 21, Ltd.
250,000
6.193%,  (TSFR3M +
1.900%), 10/20/2034, Ser.
2021-21A, Class CR
a,b
247,778
Balboa Bay Loan Funding, Ltd.
300,000
6.566%,  (TSFR3M +
2.250%), 1/20/2035, Ser.
2021-2A, Class CR
a,b
300,000
Barings Loan Partners CLO, Ltd. 2
500,000
5.955%,  (TSFR3M +
1.650%), 1/20/2034, Ser. LP-
2A, Class CR
a,b
494,671
Business Jet Securities, LLC
169,592
4.455%,  6/15/2037, Ser.
2022-1A, Class A
a
165,365
407,253
6.197%,  5/15/2039, Ser.
2024-1A, Class A
a
414,796
333,071
5.364%,  9/15/2039, Ser.
2024-2A, Class A
a
330,801
CarVal CLO, Ltd.
350,000
7.993%,  (TSFR3M +
3.700%), 4/21/2034, Ser.
2022-1A, Class D
a,b
351,166
Cascade Funding Mortgage Trust,
LLC
161,085
4.250%,  4/25/2033, Ser.
2023-HB12, Class A
a,b
159,493
College Avenue Student Loans,
LLC
59,845
6.085%,  (TSFR1M +
1.764%), 11/26/2046, Ser.
2017-A, Class A1
a,b
60,386
GMAC Mortgage Corporation
Loan Trust
22,883
4.935%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
b,c
11,454
GSAA Home Equity Trust
76,740
4.312%,  8/25/2034, Ser.
2004-10, Class M2
b
71,948
Hertz Vehicle Financing III, LLC
475,000
6.120%,  1/25/2029, Ser.
2024-1A, Class B
a
483,185
400,000
5.450%,  9/25/2029, Ser.
2025-1A, Class B
a
402,175
Hotwire Funding, LLC
425,000
5.893%,  6/20/2054, Ser.
2024-1A, Class A2
a
432,561
HTAP Issuer Trust
283,029
6.500%,  4/25/2042, Ser.
2024-2, Class A
a
279,500
Madison Park Funding XVIII, Ltd.
650,000
6.455%,  (TSFR3M +
2.162%), 10/21/2030, Ser.
2015-18A, Class CRR
a,b
650,316
Principal
Amount Long-Term Fixed Income  48.7% Value
Asset-Backed Securities  4.5% - continued
MetroNet Infrastructure Issuer, LLC
$ 400,000
6.230%,  4/20/2054, Ser.
2024-1A, Class A2
a
$ 409,210
MFA Trust
386,796
6.330%,  9/25/2054, Ser.
2024-NPL1, Class A1
d
387,329
Pagaya AI Debt Grantor Trust
219,922
5.331%,  1/15/2032, Ser.
2024-8, Class A
a
220,929
327,011
5.092%,  7/15/2032, Ser.
2024-11, Class A
a
326,812
Pagaya AI Debt Grantor Trust and
Pagaya AI Debt Trust
147,373
6.093%,  11/15/2031, Ser.
2024-6, Class A
a
148,845
Palmer Square Loan Funding, Ltd.
750,000
6.852%,  (TSFR3M +
2.550%), 10/15/2032, Ser.
2024-1A, Class C
a,b
735,322
250,000
6.150%,  (TSFR3M +
1.700%), 1/15/2033, Ser.
2024-2A, Class B
a,b
247,666
250,000
5.921%,  (TSFR3M +
1.600%), 2/15/2033, Ser.
2025-1A, Class B
a,b
249,822
Pretium Mortgage Credit Partners,
LLC
450,000
5.438%,  1/25/2052, Ser.
2022-NPL1, Class A2
a,d
438,730
273,873
7.143%,  3/25/2054, Ser.
2024-RN1, Class A1
a,d
275,588
500,000
8.232%,  3/25/2055, Ser.
2025-NPL2, Class A2
a,d
501,053
368,012
7.520%,  4/27/2054, Ser.
2024-NPL3, Class A1
a,d
368,875
282,770
3.721%,  7/25/2051, Ser.
2021-NPL3, Class A2
a,d
279,867
474,152
6.996%,  7/25/2054, Ser.
2024-NPL4, Class A1
a,d
474,309
225,461
5.487%,  10/25/2051, Ser.
2021-NPL5, Class A1
a,d
225,360
RCO VII Mortgage, LLC
258,459
7.021%,  1/25/2029, Ser.
2024-1, Class A1
a,d
259,176
Sculptor CLO XXVIII, Ltd.
300,000
6.253%,  (TSFR3M +
1.950%), 1/20/2035, Ser. 28A,
Class CR
a,b
298,711
Signal Peak CLO 1, Ltd.
250,000
6.240%,  (TSFR3M +
1.950%), 4/17/2034, Ser.
2014-1A, Class CR4
a,b
247,623
Silver Point CLO 2, Ltd.
500,000
6.993%,  (TSFR3M +
2.700%), 4/20/2035, Ser.
2023-2A, Class A2
a,b
500,124
Stanwich Mortgage Loan
Company, LLC
22,107
6.235%,  10/16/2026, Ser.
2021-NPB1, Class A1
a
22,144
Sunnova Hestia II Issuer, LLC
330,821
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
a,c
332,261

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  48.7% Value
Asset-Backed Securities  4.5% - continued
Symphony CLO XX, Ltd.
$ 500,000
7.308%,  (TSFR3M +
3.000%), 1/16/2032, Ser.
2018-20A, Class DR2
a,b
$ 500,414
TCW CLO, Ltd.
450,000
6.330%,  (TSFR3M +
1.800%), 10/25/2035, Ser.
2018-1A, Class BR3
a,b
445,980
Unlock HEA Trust
309,517
7.000%,  10/25/2038, Ser.
2023-1, Class A
a
308,183
267,886
7.000%,  4/25/2039, Ser.
2024-1, Class A
a
266,088
388,949
6.500%,  10/25/2039, Ser.
2024-2, Class A
a
381,008
Upstart Securitization Trust
43,638
6.770%,  6/20/2033, Ser.
2023-2, Class A
a
43,729
VERDE CLO, Ltd.
500,000
7.502%,  (TSFR3M +
3.200%), 4/15/2032, Ser.
2019-1A, Class DRR
a,b
501,491
Vericrest Opportunity Loan
Transferee
213,824
8.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
a
214,175
267,688
8.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
a
268,148
72,543
6.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
a
72,565
368,747
8.826%,  4/25/2051, Ser.
2021-NPL6, Class A2
a
369,453
210,991
8.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
a
210,716
367,271
4.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
a,d
366,999
254,563
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
a,d
249,677
Whitebox CLO I, Ltd.
150,000
6.297%,  (TSFR3M +
2.000%), 7/24/2036, Ser.
2019-1A, Class CRR
a,b
150,043
Whitebox CLO IV, Ltd.
500,000
6.893%,  (TSFR3M +
2.600%), 4/20/2036, Ser.
2023-4A, Class B
a,b
500,004
Wind River CLO, Ltd.
200,000
6.555%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
a,b
200,065
Total 17,354,386
Basic Materials  0.5%
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
40,000 8.625%,  6/15/2029
a
41,915
ATI, Inc.
57,000 7.250%,  8/15/2030 58,752
Cascades, Inc./Cascades USA,
Inc.
57,000 5.125%,  1/15/2026
a
56,480
Celanese US Holdings, LLC
16,000 6.600%,  11/15/2028 16,503
Principal
Amount Long-Term Fixed Income  48.7% Value
Basic Materials  0.5% - continued
$ 18,000 6.500%,  4/15/2030 $ 17,870
16,000 6.629%,  7/15/2032 16,432
6,000 6.750%,  4/15/2033 5,824
Cerdia Finanz GmbH
33,000 9.375%,  10/3/2031
a
33,763
Chemours Company
65,000 5.750%,  11/15/2028
a
59,952
Chevron Phillips Chemical
Company, LLC
76,000 4.750%,  5/15/2030
a
75,880
Cleveland-Cliffs, Inc.
31,000 5.875%,  6/1/2027 30,783
80,000 4.625%,  3/1/2029
a
74,341
31,000 6.875%,  11/1/2029
a
30,335
28,000 4.875%,  3/1/2031
a
24,362
19,000 7.375%,  5/1/2033
a
18,231
28,000 6.250%,  10/1/2040 22,834
Consolidated Energy Finance SA
165,000 5.625%,  10/15/2028
a
141,900
Eastman Chemical Company
59,000 5.000%,  8/1/2029 59,308
Ecolab, Inc.
54,000 2.125%,  2/1/2032 45,770
First Quantum Minerals, Ltd.
17,000 6.875%,  10/15/2027
a
16,986
FMC Corporation
36,000 5.150%,  5/18/2026 36,092
FMG Resources August 2006, Pty.
Ltd.
28,000 5.875%,  4/15/2030
a
27,651
Glencore Funding, LLC
67,000 4.000%,  3/27/2027
a
66,085
Hecla Mining Company
25,000 7.250%,  2/15/2028 25,236
Hudbay Minerals, Inc.
46,000 4.500%,  4/1/2026
a
45,310
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
33,000 9.000%,  7/1/2028
a
32,801
INEOS Finance plc
83,000 7.500%,  4/15/2029
a
82,597
International Flavors & Fragrances,
Inc.
62,000 1.230%,  10/1/2025
a
60,861
Magnera Corporation
43,000 7.250%,  11/15/2031
a
41,822
Mercer International, Inc.
33,000 5.125%,  2/1/2029 28,281
Methanex Corporation
42,000 5.125%,  10/15/2027 41,179
28,000 5.250%,  12/15/2029 26,892
Methanex US Operations, Inc.
25,000 6.250%,  3/15/2032
a
24,351
Mineral Resources, Ltd.
44,000 9.250%,  10/1/2028
a
43,995
Newmont Corporation/Newcrest
Finance, Pty. Ltd.
59,000 5.350%,  3/15/2034 59,544
Novelis Corporation
12,000 3.250%,  11/15/2026
a
11,601
29,000 4.750%,  1/30/2030
a
27,040
30,000 3.875%,  8/15/2031
a
26,082

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  48.7% Value
Basic Materials  0.5% - continued
Olin Corporation
$ 26,000 6.625%,  4/1/2033
a
$ 25,262
Peabody Energy Corporation,
Convertible
103,000 3.250%,  3/1/2028 106,245
SCIL IV, LLC/SCIL USA Holdings,
LLC
57,000 5.375%,  11/1/2026
a
56,066
Sherwin-Williams Company
39,000 4.800%,  9/1/2031 38,902
Smurfit Kappa Treasury, ULC
61,000 5.777%,  4/3/2054
a
60,156
SNF Group SACA
56,000 3.375%,  3/15/2030
a
49,452
Steel Dynamics, Inc.
26,000 5.250%,  5/15/2035 25,752
SunCoke Energy, Inc.
75,000 4.875%,  6/30/2029
a
68,830
Taseko Mines, Ltd.
57,000 8.250%,  5/1/2030
a
58,195
Tronox, Inc.
28,000 4.625%,  3/15/2029
a
23,946
Total 2,068,447
Capital Goods  1.1%
Advanced Drainage Systems, Inc.
57,000 6.375%,  6/15/2030
a
57,248
AECOM
31,000 5.125%,  3/15/2027 30,757
Amsted Industries, Inc.
20,000 4.625%,  5/15/2030
a
18,648
53,000 6.375%,  3/15/2033
a
52,719
Axon Enterprise, Inc.
23,000 6.125%,  3/15/2030
a
23,212
23,000 6.250%,  3/15/2033
a
23,237
Boeing Company
40,000 6.858%,  5/1/2054 43,448
52,000 2.196%,  2/4/2026 50,877
67,000 3.250%,  3/1/2028 63,934
83,000 5.150%,  5/1/2030 83,515
20,000 6.528%,  5/1/2034 21,430
Bombardier, Inc.
37,000 6.000%,  2/15/2028
a
36,513
39,000 7.250%,  7/1/2031
a
39,133
79,000 7.000%,  6/1/2032
a,e
78,658
Builders FirstSource, Inc.
45,000 5.000%,  3/1/2030
a
43,009
Camelot Return Merger Sub, Inc.
42,000 8.750%,  8/1/2028
a
34,597
Canpack SA/Canpack US, LLC
84,000 3.875%,  11/15/2029
a
76,121
Carrier Global Corporation
75,000 2.722%,  2/15/2030 68,595
Chart Industries, Inc.
67,000 7.500%,  1/1/2030
a
69,489
Clean Harbors, Inc.
57,000 6.375%,  2/1/2031
a
57,610
Clydesdale Acquisition Holdings,
Inc.
10,000 6.625%,  4/15/2029
a
10,055
24,000 6.750%,  4/15/2032
a
24,166
Crown Cork & Seal Company, Inc.
34,000 7.375%,  12/15/2026 34,963
Principal
Amount Long-Term Fixed Income  48.7% Value
Capital Goods  1.1% - continued
Deere & Company
$ 28,000 5.700%,  1/19/2055 $ 29,163
Emerson Electric Company
33,000 5.000%,  3/15/2035 33,220
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
86,000 6.625%,  12/15/2030
a
86,038
ESAB Corporation
53,000 6.250%,  4/15/2029
a
53,773
Fluor Corporation, Convertible
82,000 1.125%,  8/15/2029
e
87,125
GFL Environmental, Inc.
88,000 4.000%,  8/1/2028
a
83,634
63,000 3.500%,  9/1/2028
a
59,527
H&E Equipment Services, Inc.
26,000 3.875%,  12/15/2028
a
25,916
Herc Holdings, Inc.
18,000 5.500%,  7/15/2027
a
17,924
46,000 6.625%,  6/15/2029
a
46,148
Honeywell International, Inc.
80,000 5.250%,  3/1/2054 76,145
Howmet Aerospace, Inc.
61,000 6.750%,  1/15/2028 64,443
Huntington Ingalls Industries, Inc.
67,000 4.200%,  5/1/2030 64,342
Ingersoll Rand, Inc.
66,000 5.176%,  6/15/2029 67,119
20,000 5.700%,  8/14/2033 20,642
JBT Marel Corporation,
Convertible
84,000 0.250%,  5/15/2026 83,782
John Deere Capital Corporation
44,000 3.900%,  6/7/2032 41,758
21,000 5.150%,  9/8/2033 21,443
L3Harris Technologies, Inc.
36,000 5.400%,  1/15/2027 36,516
Lockheed Martin Corporation
54,000 5.200%,  2/15/2064 50,079
Martin Marietta Materials, Inc.
25,000 5.150%,  12/1/2034 24,844
MKS Instruments, Inc., Convertible
223,000 1.250%,  6/1/2030
a
200,588
Mueller Water Products, Inc.
49,000 4.000%,  6/15/2029
a
45,523
Nesco Holdings II, Inc.
75,000 5.500%,  4/15/2029
a
69,219
New Enterprise Stone and Lime
Company, Inc.
83,000 5.250%,  7/15/2028
a
80,223
Northrop Grumman Corporation
79,000 5.200%,  6/1/2054 73,992
22,000 4.700%,  3/15/2033 21,704
OI European Group BV
57,000 4.750%,  2/15/2030
a
52,171
Owens-Brockway Glass Container,
Inc.
46,000 6.625%,  5/13/2027
a
45,748
23,000 7.375%,  6/1/2032
a
21,951
Patrick Industries, Inc., Convertible
52,000 1.750%,  12/1/2028 72,696
Quikrete Holdings, Inc.
93,000 6.375%,  3/1/2032
a
93,590

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  48.7% Value
Capital Goods  1.1% - continued
Republic Services, Inc.
$ 43,000 5.000%,  12/15/2033 $ 42,957
Resideo Funding, Inc.
58,000 6.500%,  7/15/2032
a
57,861
Reworld Holding Corporation
25,000 4.875%,  12/1/2029
a
23,253
Roller Bearing Company of
America, Inc.
65,000 4.375%,  10/15/2029
a
61,021
RTX Corporation
61,000 5.750%,  1/15/2029 63,508
145,000 4.500%,  6/1/2042 127,542
Sealed Air Corporation/Sealed Air
Corporation (US)
44,000 6.125%,  2/1/2028
a
44,063
Smyrna Ready Mix Concrete, LLC
78,000 8.875%,  11/15/2031
a
80,811
Spirit AeroSystems, Inc.
22,000 4.600%,  6/15/2028 21,103
15,000 9.750%,  11/15/2030
a
16,558
SRM Escrow Issuer, LLC
25,000 6.000%,  11/1/2028
a
24,257
Standard Building Solutions, Inc.
26,000 6.500%,  8/15/2032
a
25,992
Standard Industries, Inc./NY
28,000 4.750%,  1/15/2028
a
27,101
28,000 3.375%,  1/15/2031
a
24,345
Textron, Inc.
67,000 3.650%,  3/15/2027 65,739
Trane Technologies Financing, Ltd.
65,000 5.100%,  6/13/2034 65,261
TransDigm, Inc.
23,000 6.750%,  8/15/2028
a
23,336
95,000 7.125%,  12/1/2031
a
97,740
79,000 6.625%,  3/1/2032
a
80,007
Trivium Packaging Finance
42,000 5.500%,  8/15/2026
a
41,350
United Rentals North America, Inc.
70,000 4.875%,  1/15/2028 68,805
85,000 4.000%,  7/15/2030 78,425
Veralto Corporation
39,000 5.350%,  9/18/2028 39,938
Waste Connections, Inc.
21,000 3.200%,  6/1/2032 18,840
WESCO Distribution, Inc.
28,000 6.375%,  3/15/2029
a
28,325
20,000 6.625%,  3/15/2032
a
20,288
Total 4,161,346
Collateralized Mortgage Obligations  5.7%
A&D Mortgage Trust
189,316
6.498%,  4/25/2069, Ser.
2024-NQM2, Class A1
a,d
192,056
420,702
6.701%,  4/25/2069, Ser.
2024-NQM2, Class A2
a,d
425,409
378,701
5.464%,  8/25/2069, Ser.
2024-NQM4, Class A1
a
378,731
ACRA Trust
384,424
5.912%,  10/25/2064, Ser.
2024-NQM1, Class A2
a,d
384,942
Principal
Amount Long-Term Fixed Income  48.7% Value
Collateralized Mortgage Obligations  5.7% -
continued
Banc of America Alternative Loan
Trust
$ 180,351
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 $ 160,823
Banc of America Mortgage
Securities Trust
20,507
5.708%,  9/25/2035, Ser.
2005-H, Class 2A1
b
18,105
51,637
6.385%,  9/25/2035, Ser.
2005-H, Class 3A1
b
48,962
Bear Stearns Adjustable Rate
Mortgage Trust
43,656
6.559%,  1/25/2034, Ser.
2003-8, Class 5A
b
37,991
CAFL Issuer, LLC
365,780
4.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
a
365,023
CHNGE Mortgage Trust
200,273
3.757%,  3/25/2067, Ser.
2022-2, Class A1
a,b
192,302
229,988
5.000%,  5/25/2067, Ser.
2022-3, Class A1
a,b
228,981
204,813
6.525%,  6/25/2058, Ser.
2023-2, Class A1
a,d
205,474
359,910
5.820%,  6/25/2067, Ser.
2022-NQM1, Class A3
a,d
358,554
206,414
7.100%,  7/25/2058, Ser.
2023-3, Class A1
a,d
208,745
347,383
6.000%,  10/25/2057, Ser.
2022-4, Class A1
a,d
347,367
CIM Trust
374,402
7.100%,  4/25/2058, Ser.
2023-I1, Class A3
a,d
376,611
Citigroup Mortgage Loan Trust,
Inc.
61,535
5.500%,  8/25/2034, Ser.
2004-NCM2, Class 1CB1 60,228
147,713
5.237%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
132,496
COLT Mortgage Loan Trust
302,491
6.328%,  12/25/2068, Ser.
2024-INV1, Class A2
a,d
304,461
CSMC Trust
235,659
6.392%,  8/25/2067, Ser.
2022-ATH3, Class A3
a,b
235,426
194,457
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
a,b
165,904
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
110,600
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 96,514
75,607
4.317%,  8/25/2035, Ser.
2005-AR1, Class 2A3
b
66,924
Federal Home Loan Mortgage
Corporation - REMIC
542,148
4.000%,  1/25/2051, Ser.
5249, Class LA 531,196
347,172
Zero Coupon,  9/25/2053,
Ser. 5334, Class BO 282,228
400,000
5.000%,  9/25/2054, Ser.
5473, Class HL 396,215
71,540
3.000%,  5/15/2027, Ser.
4046, Class GI
f
1,220

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  48.7% Value
Collateralized Mortgage Obligations  5.7% -
continued
$ 208,250
3.500%,  10/15/2032, Ser.
4119, Class KI
f
$ 16,648
188,840
3.000%,  4/15/2033, Ser.
4203, Class DI
f
7,641
Federal Home Loan Mortgage
Corporation STRIPS
311,241
3.500%,  8/15/2035, Ser.
345, Class C8
f
29,456
Federal National Mortgage
Association - REMIC
450,000
5.000%,  1/25/2055, Ser.
2024-103, Class YD 423,917
320,312
4.500%,  6/25/2052, Ser.
2022-43, Class MA 317,806
111,768
3.000%,  7/25/2027, Ser.
2012-73, Class DI
f
2,216
84,988
3.000%,  7/25/2027, Ser.
2012-74, Class AI
f
1,579
95,253
3.000%,  8/25/2027, Ser.
2012-95, Class HI
f
953
252,463
3.000%,  11/25/2027, Ser.
2012-121, Class BI
f
5,761
207,319
3.000%,  12/25/2027, Ser.
2012-139, Class DI
f
4,448
71,789
2.500%,  1/25/2028, Ser.
2012-152, Class AI
f
1,522
183,953
3.000%,  1/25/2028, Ser.
2012-147, Class EI
f
3,621
96,222
3.000%,  2/25/2028, Ser.
2013-2, Class GI
f
2,395
147,271
3.000%,  3/25/2028, Ser.
2013-18, Class IL
f
3,264
94,539
2.500%,  6/25/2028, Ser.
2013-87, Class IW
f
2,416
32,972
3.000%,  11/25/2031, Ser.
2013-69, Class IO
f
168
218,949
3.000%,  2/25/2033, Ser.
2013-1, Class YI
f
16,232
Flagstar Mortgage Trust
130,072
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,b
117,060
GCAT Trust
602,055
6.500%,  1/25/2054, Ser.
2024-INV1, Class 2A2
a,b
612,397
270,478
4.250%,  5/25/2067, Ser.
2023-NQM4, Class A2
a,b
251,032
533,612
6.000%,  9/25/2054, Ser.
2024-INV3, Class A1
a,b
538,072
GMAC Mortgage Corporation
Loan Trust
60,598
3.962%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
52,399
GMACM Mortgage Loan Trust
23,015
3.670%,  11/19/2035, Ser.
2005-AR6, Class 1A1
b
20,022
GS Mortgage-Backed Securities
Trust
439,176
5.500%,  10/27/2053, Ser.
2023-PJ3, Class A16
a,b
437,757
Home RE, Ltd.
350,000
8.940%,  (SOFR30A +
4.600%), 10/25/2033, Ser.
2023-1, Class M1B
a,b
362,084
Principal
Amount Long-Term Fixed Income  48.7% Value
Collateralized Mortgage Obligations  5.7% -
continued
$ 181,835
7.840%,  (SOFR30A +
3.500%), 10/25/2034, Ser.
2022-1, Class M1B
a,b
$ 182,592
IndyMac INDA Mortgage Loan
Trust
487,881
3.802%,  8/25/2036, Ser.
2006-AR1, Class A1
b
384,348
J.P. Morgan Mortgage Trust
181,280
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
a,b
155,803
442,320
5.000%,  10/25/2053, Ser.
2023-3, Class A4A
a,b
438,002
73,404
5.373%,  2/25/2036, Ser.
2006-A1, Class 2A2
b
52,237
LHOME Mortgage Trust
350,000
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
a,d
354,471
300,000
7.017%,  1/25/2029, Ser.
2024-RTL1, Class A1
a,d
303,207
500,000
7.128%,  3/25/2029, Ser.
2024-RTL2, Class A1
a,d
505,995
200,000
6.900%,  5/25/2029, Ser.
2024-RTL3, Class A1
a,d
202,372
500,000
5.921%,  7/25/2039, Ser.
2024-RTL4, Class A1
a,d
502,130
Merrill Lynch Alternative Note
Asset Trust
248,085
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 85,202
MFA Trust
250,000
7.093%,  2/25/2029, Ser.
2024-RTL1, Class A1
a,d
251,962
MortgageIT Securities Corporation
Mortgage Loan Trust
517,306
4.895%,  (TSFR1M +
0.574%), 6/25/2047, Ser.
2007-1, Class 1A1
b
448,089
NYMT Loan Trust
250,000
7.154%,  2/25/2029, Ser.
2024-BPL1, Class A1
a,d
252,984
300,000
6.509%,  5/25/2039, Ser.
2024-BPL2, Class A1
a,d
303,345
PMT Loan Trust
295,971
6.000%,  1/25/2060, Ser.
2025-INV1, Class A1
a,b
299,369
Pretium Mortgage Credit Partners,
LLC
150,000
8.956%,  10/25/2054, Ser.
2024-NPL7, Class A2
a,d
149,761
PRKCM Trust
316,033
7.087%,  6/25/2058, Ser.
2023-AFC2, Class A3
a
318,144
273,133
7.627%,  11/25/2058, Ser.
2023-AFC4, Class A2
a,d
278,743
PRPM, LLC
294,122
4.000%,  1/25/2054, Ser.
2024-RCF1, Class A1
a,d
287,958
300,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
a,d
277,979
255,161
7.026%,  3/25/2029, Ser.
2024-2, Class A1
a,d
255,762
458,076
5.689%,  9/25/2029, Ser.
2024-5, Class A1
a,d
457,480

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  48.7% Value
Collateralized Mortgage Obligations  5.7% -
continued
$ 475,703
5.699%,  11/25/2029, Ser.
2024-6, Class A1
a,d
$ 474,955
300,000
8.835%,  12/25/2029, Ser.
2024-7, Class A2
a,d
300,027
Radnor Re, Ltd.
550,000
7.240%,  (SOFR30A +
2.900%), 9/25/2034, Ser.
2024-1, Class M1B
a,b
554,718
Residential Accredit Loans, Inc.
Trust
71,462
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 62,811
69,074
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 54,501
Residential Asset Securitization
Trust
90,918
4.962%,  1/25/2034, Ser.
2004-IP1, Class A1
b
86,519
Residential Funding Mortgage
Security I Trust
136,175
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 108,982
Roc Mortgage Trust
82,566
3.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
a,b
82,418
400,000
5.589%,  10/25/2039, Ser.
2024-RTL1, Class A1
a,d
399,226
Saluda Grade Alternative
Mortgage Trust
300,000
7.762%,  4/25/2030, Ser.
2024-RTL5, Class A1
a,d
302,281
650,000
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
a,d
654,185
Structured Adjustable Rate
Mortgage Loan Trust
44,993
5.160%,  7/25/2035, Ser.
2005-15, Class 4A1
b
39,026
Toorak Mortgage Trust
400,000
7.333%,  2/25/2031, Ser.
2024-1, Class A1
a,d
403,266
Triangle Re, Ltd.
350,548
7.740%,  (SOFR30A +
3.400%), 11/25/2033, Ser.
2023-1, Class M1A
a,b
355,506
TVC Mortgage Trust
300,000
8.250%,  11/25/2027, Ser.
2023-RTL1, Class A1
a,d
300,553
550,000
5.545%,  7/25/2039, Ser.
2024-RRTL1, Class A1
a,d
551,026
Verus Securitization Trust
229,258
2.491%,  11/25/2066, Ser.
2021-8, Class A3
a,b
204,213
444,577
6.560%,  12/25/2067, Ser.
2023-1, Class A2
a,d
445,710
Vontive Mortgage Trust
400,000
6.507%,  3/25/2030, Ser.
2025-RTL1, Class A1
a,d
401,121
Total 21,962,733
Commercial Mortgage-Backed Securities  1.1%
BANK 2018-BNK12
600,000
4.341%,  5/15/2061, Ser.
2018-BN12, Class AS
b
583,110
Principal
Amount Long-Term Fixed Income  48.7% Value
Commercial Mortgage-Backed Securities  1.1%
- continued
BANK 2025-BNK49
$ 2,100,000
0.835%,  3/15/2058, Ser.
2025-BNK49, Class XA
b,f
$ 103,479
BBCMS Mortgage Trust
2,237,496
1.150%,  9/15/2055, Ser.
2022-C17, Class XA
b,f
155,766
Benchmark Mortgage Trust
400,000
6.090%,  4/15/2058, Ser.
2025-V14, Class AM 413,169
FirstKey Homes Trust
650,000
1.968%,  10/19/2037, Ser.
2020-SFR2, Class D
a
636,702
HTAP Issuer Trust
500,000
6.500%,  11/25/2042, Ser.
2025-1, Class A
a
491,854
Progress Residential Trust
550,000
3.600%,  4/17/2039, Ser.
2022-SFR3, Class B
a
533,694
Silver Hill Trust
21,442
3.102%,  11/25/2049, Ser.
2019-1, Class A1
a,b
21,021
Tricon Residential Trust
250,000
5.700%,  6/20/2040, Ser.
2024-SFR2, Class B
a
248,470
Velocity Commercial Capital Loan
Trust
249,096
6.550%,  1/25/2054, Ser.
2024-1, Class A
a,b
251,252
266,465
6.650%,  6/25/2054, Ser.
2024-3, Class A
a,b
269,751
297,131
7.670%,  11/25/2053, Ser.
2023-4, Class A
a,b
307,266
Total 4,015,534
Communications Services  1.4%
AMC Networks, Inc.
14,000 10.250%,  1/15/2029
a
14,508
American Tower Corporation
73,000 4.400%,  2/15/2026 72,838
59,000 5.500%,  3/15/2028 60,395
41,000 5.800%,  11/15/2028 42,510
57,000 3.800%,  8/15/2029 54,730
32,000 5.000%,  1/31/2030 32,262
78,000 4.900%,  3/15/2030 78,413
AppLovin Corporation
45,000 5.500%,  12/1/2034 44,990
AT&T, Inc.
63,000 5.700%,  3/1/2057 60,876
202,000 3.550%,  9/15/2055 136,896
131,000 4.300%,  2/15/2030 128,973
41,000 5.400%,  2/15/2034 41,659
Bell Telephone Company of
Canada
27,500 7.000%,  9/15/2055
b
27,478
40,000 5.100%,  5/11/2033 39,480
Cable One, Inc., Convertible
42,000 1.125%,  3/15/2028 33,338
CCO Holdings, LLC/CCO Holdings
Capital Corporation
150,000 5.125%,  5/1/2027
a
147,741
12,000 5.000%,  2/1/2028
a
11,646
30,000 5.375%,  6/1/2029
a
29,028
64,000 4.250%,  2/1/2031
a
56,712

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  48.7% Value
Communications Services  1.4% - continued
$ 246,000 4.750%,  2/1/2032
a
$ 218,422
63,000 4.250%,  1/15/2034
a
51,818
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
110,000 4.200%,  3/15/2028 107,875
67,000 5.050%,  3/30/2029 66,691
64,000 6.550%,  6/1/2034 65,835
Clear Channel Outdoor Holdings,
Inc.
47,000 5.125%,  8/15/2027
a
45,425
63,000 7.875%,  4/1/2030
a
61,768
Comcast Corporation
119,000 5.650%,  6/1/2054 116,535
95,000 3.400%,  4/1/2030 89,899
Crown Castle, Inc.
61,000 2.900%,  3/15/2027 58,917
24,000 4.900%,  9/1/2029 23,890
Deluxe Corporation
55,000 8.125%,  9/15/2029
a
55,321
Deutsche Telekom International
Finance BV
113,000 8.750%,  6/15/2030 132,610
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
149,000 5.875%,  8/15/2027
a
144,388
12,000 8.875%,  2/1/2030
a
11,451
24,000 10.000%,  2/15/2031
a
23,045
FiberCop SPA
67,000 6.000%,  9/30/2034
a
61,022
Frontier Communications
Holdings, LLC
86,000 5.875%,  10/15/2027
a
85,903
GCI, LLC
49,000 4.750%,  10/15/2028
a
45,172
Gray Media, Inc.
25,000 10.500%,  7/15/2029
a
26,046
Iliad Holding SASU
73,000 8.500%,  4/15/2031
a
76,560
39,000 7.000%,  4/15/2032
a
39,052
LCPR Senior Secured Financing
DAC
46,000 6.750%,  10/15/2027
a
38,458
Level 3 Financing, Inc.
12,000 3.625%,  1/15/2029
a
8,910
27,737 10.500%,  4/15/2029
a
30,511
27,737 11.000%,  11/15/2029
a
30,914
36,000 10.500%,  5/15/2030
a
38,574
McGraw-Hill Education, Inc.
83,000 5.750%,  8/1/2028
a
81,044
Meta Platforms, Inc.
70,000 5.550%,  8/15/2064 68,873
41,000 3.850%,  8/15/2032 38,779
68,000 4.750%,  8/15/2034 67,517
Nexstar Media, Inc.
34,000 5.625%,  7/15/2027
a
33,494
37,000 4.750%,  11/1/2028
a
34,650
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
34,000 4.625%,  3/15/2030
a
31,085
Paramount Global
57,000 6.375%,  3/30/2062
b
55,613
Principal
Amount Long-Term Fixed Income  48.7% Value
Communications Services  1.4% - continued
Playtika Holding Corporation
$ 61,000 4.250%,  3/15/2029
a
$ 53,698
Rogers Communications, Inc.
50,000 5.250%,  3/15/2082
a,b
48,876
19,000 7.000%,  4/15/2055
b
19,074
53,500 7.125%,  4/15/2055
b
53,318
60,000 5.000%,  2/15/2029 60,054
36,000 5.300%,  2/15/2034 35,338
Sinclair Television Group, Inc.
12,000 8.125%,  2/15/2033
a
11,841
Sirius XM Radio, LLC
85,000 5.000%,  8/1/2027
a
83,048
50,000 4.000%,  7/15/2028
a
46,650
35,000 4.125%,  7/1/2030
a
31,088
Snap, Inc., Convertible
104,000 0.500%,  5/1/2030
a
85,748
Sprint Capital Corporation
137,000 6.875%,  11/15/2028 146,258
61,000 8.750%,  3/15/2032 73,364
Take-Two Interactive Software, Inc.
52,000 5.600%,  6/12/2034 53,127
TEGNA, Inc.
89,000 4.625%,  3/15/2028 84,194
Telecom Italia Capital SA
24,000 6.000%,  9/30/2034 22,983
T-Mobile USA, Inc.
40,000 5.500%,  1/15/2055 38,048
70,000 5.250%,  6/15/2055 64,288
77,000 3.375%,  4/15/2029 73,141
29,000 5.125%,  5/15/2032 29,182
Uniti Group, LP/Uniti Group
Finance 2019, Inc./CSL Capital,
LLC
86,000 4.750%,  4/15/2028
a
82,159
Univision Communications, Inc.
11,000 8.000%,  8/15/2028
a
11,034
94,000 4.500%,  5/1/2029
a
83,052
42,000 7.375%,  6/30/2030
a
40,125
23,000 8.500%,  7/31/2031
a
22,474
Verizon Communications, Inc.
46,000 5.500%,  2/23/2054
e
44,713
67,000 3.150%,  3/22/2030 62,446
88,000 2.355%,  3/15/2032 74,465
68,000 4.780%,  2/15/2035
a
66,010
55,000 5.250%,  4/2/2035 55,139
Viasat, Inc.
25,000 5.625%,  4/15/2027
a
23,989
Virgin Media Finance plc
34,000 5.000%,  7/15/2030
a,e
29,148
Virgin Media Secured Finance plc
72,000 5.500%,  5/15/2029
a
68,194
VMED O2 UK Financing I plc
29,000 7.750%,  4/15/2032
a
29,070
Vodafone Group plc
42,000 5.125%,  6/4/2081
b
31,820
37,000 5.875%,  6/28/2064 35,473
67,000 7.000%,  4/4/2079
b
69,005
VZ Secured Financing BV
64,000 5.000%,  1/15/2032
a
55,611
Warnermedia Holdings, Inc.
136,000 4.054%,  3/15/2029 128,078

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  48.7% Value
Communications Services  1.4% - continued
Windstream Services, LLC/
Windstream Escrow Finance
Corporation
$ 32,000 8.250%,  10/1/2031
a
$ 32,579
Zegona Finance plc
27,000 8.625%,  7/15/2029
a
28,596
Ziggo Bond Company BV
33,000 5.125%,  2/28/2030
a,e
28,754
Ziggo BV
30,000 4.875%,  1/15/2030
a
27,481
Total 5,523,273
Consumer Cyclical  2.0%
1011778 B.C., ULC/New Red
Finance, Inc.
39,000 4.375%,  1/15/2028
a
37,506
59,000 5.625%,  9/15/2029
a
58,406
Adient Global Holdings, Ltd.
16,000 8.250%,  4/15/2031
a
15,503
25,000 7.500%,  2/15/2033
a,e
23,408
Alimentation Couche-Tard, Inc.
66,000 5.617%,  2/12/2054
a
62,216
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
60,000 4.625%,  6/1/2028
a
56,829
50,000 4.625%,  6/1/2028
a
47,189
Allison Transmission, Inc.
19,000 3.750%,  1/30/2031
a
16,893
American Axle & Manufacturing,
Inc.
79,000 5.000%,  10/1/2029
e
67,999
American Honda Finance
Corporation
86,000 5.050%,  7/10/2031 86,639
61,000 4.900%,  1/10/2034
e
59,576
Arko Corporation
46,000 5.125%,  11/15/2029
a,e
37,278
Asbury Automotive Group, Inc.
48,000 5.000%,  2/15/2032
a
43,530
Ashton Woods USA, LLC/Ashton
Woods Finance Company
45,000 4.625%,  8/1/2029
a
40,727
25,000 4.625%,  4/1/2030
a
22,605
Aston Martin Capital Holdings, Ltd.
42,000 10.000%,  3/31/2029
a
37,975
Belron UK Finance plc
20,000 5.750%,  10/15/2029
a
19,860
Best Buy Company, Inc.
45,000 1.950%,  10/1/2030 38,609
Boyd Gaming Corporation
65,000 4.750%,  6/15/2031
a
59,948
Boyne USA, Inc.
46,000 4.750%,  5/15/2029
a
43,308
Brinker International, Inc.
27,000 8.250%,  7/15/2030
a
28,358
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
41,000 4.875%,  2/15/2030
a
35,837
Burlington Stores, Inc., Convertible
47,000 1.250%,  12/15/2027 61,946
Principal
Amount Long-Term Fixed Income  48.7% Value
Consumer Cyclical  2.0% - continued
Caesars Entertainment, Inc.
$ 110,000 4.625%,  10/15/2029
a
$ 101,104
34,000 6.500%,  2/15/2032
a
33,890
26,000 6.000%,  10/15/2032
a,e
24,281
Carnival Corporation
70,000 7.625%,  3/1/2026
a
70,021
116,000 5.750%,  3/1/2027
a
116,073
67,000 4.000%,  8/1/2028
a
64,099
Carnival Corporation, Convertible
127,000 5.750%,  12/1/2027 211,899
Carvana Company
9,454
9.000%,PIK 0.000%,
12/1/2028
a,g
9,734
26,000 9.000%,  6/1/2031
a
28,886
Churchill Downs, Inc.
45,000 4.750%,  1/15/2028
a
43,717
35,000 6.750%,  5/1/2031
a
35,276
Clarios Global, LP/Clarios US
Finance Company, Inc.
32,000 6.750%,  5/15/2028
a
32,451
Cracker Barrel Old Country Store,
Inc., Convertible
20,000 0.625%,  6/15/2026 19,350
Crocs, Inc.
28,000 4.250%,  3/15/2029
a
26,028
Cushman & Wakefield US
Borrower, LLC
14,000 6.750%,  5/15/2028
a
14,036
Dana, Inc.
28,000 5.625%,  6/15/2028 27,586
41,000 4.500%,  2/15/2032
e
37,335
DraftKings Holdings, Inc.,
Convertible
192,000 Zero Coupon,  3/15/2028 167,136
eG Global Finance plc
14,000 12.000%,  11/30/2028
a
15,501
Expedia Group, Inc.
72,000 5.400%,  2/15/2035 71,708
Expedia Group, Inc., Convertible
79,000 Zero Coupon,  2/15/2026 77,815
Ford Motor Company, Convertible
143,000 Zero Coupon,  3/15/2026 139,997
Ford Motor Credit Company, LLC
76,000 2.900%,  2/10/2029 67,994
68,000 7.122%,  11/7/2033 69,491
Forestar Group, Inc.
44,000 6.500%,  3/15/2033
a
43,075
FORVIA SE
34,000 8.000%,  6/15/2030
a
33,562
Gap, Inc.
20,000 3.625%,  10/1/2029
a
18,041
28,000 3.875%,  10/1/2031
a
24,153
Garrett Motion Holdings, Inc./
Garrett LX I SARL
39,000 7.750%,  5/31/2032
a
38,548
General Motors Financial
Company, Inc.
35,000 2.750%,  6/20/2025 34,834
61,000 5.800%,  6/23/2028 62,303
48,000 5.800%,  1/7/2029 48,893
66,000 4.900%,  10/6/2029 64,922
28,000 5.750%,  2/8/2031 28,233
23,000 5.625%,  4/4/2032 22,748
92,000 5.950%,  4/4/2034 91,536

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  48.7% Value
Consumer Cyclical  2.0% - continued
Genting New York, LLC/GENNY
Capital, Inc.
$ 15,000 7.250%,  10/1/2029
a
$ 15,287
Global Auto Holdings, Ltd./AAG
FH UK, Ltd.
26,000 8.750%,  1/15/2032
a
21,902
GoDaddy Operating Company,
LLC/GD Finance Company, Inc.
28,000 3.500%,  3/1/2029
a
25,938
Goodyear Tire & Rubber Company
28,000 4.875%,  3/15/2027 27,361
24,000 5.000%,  7/15/2029 22,262
Group 1 Automotive, Inc.
14,000 6.375%,  1/15/2030
a
14,030
Harley-Davidson Financial
Services, Inc.
61,000 5.950%,  6/11/2029
a
61,535
Hilton Domestic Operating
Company, Inc.
68,000 4.875%,  1/15/2030 65,761
14,000 4.000%,  5/1/2031
a
12,679
80,000 3.625%,  2/15/2032
a
70,119
Hilton Grand Vacations Borrower,
LLC/Hilton Grand Vacations
Borrower, Inc.
42,000 5.000%,  6/1/2029
a,e
39,362
Home Depot, Inc.
34,000 5.300%,  6/25/2054 32,839
34,000 5.400%,  6/25/2064 32,732
Hyundai Capital America
67,000 3.000%,  2/10/2027
a
64,930
40,000 6.500%,  1/16/2029
a
41,972
International Game Technology plc
68,000 5.250%,  1/15/2029
a
66,462
Jacobs Entertainment, Inc.
39,000 6.750%,  2/15/2029
a
37,426
K Hovnanian Enterprises, Inc.
12,000 11.750%,  9/30/2029
a
12,835
KB Home
60,000 4.800%,  11/15/2029 57,240
33,000 4.000%,  6/15/2031 29,622
L Brands, Inc.
135,000 6.625%,  10/1/2030
a
136,883
34,000 6.875%,  11/1/2035 34,440
Las Vegas Sands Corporation
41,000 5.900%,  6/1/2027 41,662
Life Time, Inc.
35,000 6.000%,  11/15/2031
a
34,701
Light & Wonder International, Inc.
16,000 7.250%,  11/15/2029
a
16,219
Live Nation Entertainment, Inc.
31,000 4.750%,  10/15/2027
a
30,220
Live Nation Entertainment, Inc.,
Convertible
101,000 3.125%,  1/15/2029 140,340
111,000 2.875%,  1/15/2030
a
114,885
Lowe's Companies, Inc.
100,000 4.500%,  4/15/2030 99,217
Macy's Retail Holdings, LLC
26,000 5.875%,  4/1/2029
a
25,222
27,000 6.125%,  3/15/2032
a
24,673
Marriott International, Inc./MD
40,000 4.900%,  4/15/2029 40,237
30,000 5.100%,  4/15/2032 29,894
Principal
Amount Long-Term Fixed Income  48.7% Value
Consumer Cyclical  2.0% - continued
Marriott Vacations Worldwide
Corporation, Convertible
$ 65,000 Zero Coupon,  1/15/2026 $ 62,308
98,000 3.250%,  12/15/2027 90,650
Match Group Holdings II, LLC
25,000 4.125%,  8/1/2030
a
22,405
Mattamy Group Corporation
55,000 5.250%,  12/15/2027
a
53,431
McDonald's Corporation
39,000 4.950%,  8/14/2033 39,179
Melco Resorts Finance, Ltd.
77,000 5.375%,  12/4/2029
a
70,612
70,000 7.625%,  4/17/2032
a
69,665
Meritage Homes Corporation
59,000 5.650%,  3/15/2035 58,050
Meritage Homes Corporation,
Convertible
44,000 1.750%,  5/15/2028
a
42,988
Michaels Companies, Inc.
41,000 5.250%,  5/1/2028
a
28,146
NCL Corporation, Ltd.
5,000 5.875%,  3/15/2026
a
4,990
73,000 5.875%,  2/15/2027
a
72,900
Nissan Motor Company, Ltd.
51,000 4.810%,  9/17/2030
a
48,442
Nordstrom, Inc.
39,000 4.250%,  8/1/2031 33,505
PENN Entertainment, Inc.
70,000 4.125%,  7/1/2029
a
62,149
PetSmart, Inc./PetSmart Finance
Corporation
50,000 4.750%,  2/15/2028
a
46,762
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
20,000 5.750%,  4/15/2026
a
19,971
QVC, Inc.
17,000 6.875%,  4/15/2029
a,e
11,644
Rakuten Group, Inc.
41,000 11.250%,  2/15/2027
a
44,418
48,000 9.750%,  4/15/2029
a
52,114
22,000 8.125%,  12/15/2029
a,b,h
21,724
Raven Acquisition Holdings, LLC
25,000 6.875%,  11/15/2031
a
24,277
Royal Caribbean Cruises, Ltd.
127,000 4.250%,  7/1/2026
a
125,043
16,000 5.625%,  9/30/2031
a
15,711
S&S Holdings, LLC
45,000 8.375%,  10/1/2031
a
42,512
Saks Global Enterprises, LLC
58,000 11.000%,  12/15/2029
a
46,986
Scientific Games Holdings, LP/
Scientific Games US FinCo, Inc.
16,000 6.625%,  3/1/2030
a
15,089
SeaWorld Parks and
Entertainment, Inc.
67,000 5.250%,  8/15/2029
a
63,470
Service Corporation International/
US
28,000 3.375%,  8/15/2030 24,953
38,000 5.750%,  10/15/2032 37,344
Six Flags Entertainment
Corporation
14,000 7.000%,  7/1/2025
a,e
14,016
14,000 7.250%,  5/15/2031
a
14,054

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  48.7% Value
Consumer Cyclical  2.0% - continued
Six Flags Entertainment
Corporation/Canada's
Wonderland Company/Magnum
Management Corporation
$ 14,000 5.375%,  4/15/2027 $ 13,823
68,000 5.250%,  7/15/2029 64,347
Six Flags Entertainment
Corporation/Six Flags
Theme Parks, Inc./Canada's
Wonderland Company
14,000 6.625%,  5/1/2032
a
14,116
Sonic Automotive, Inc.
35,000 4.875%,  11/15/2031
a,e
31,423
Staples, Inc.
56,000 10.750%,  9/1/2029
a
50,593
Station Casinos, LLC
53,000 4.625%,  12/1/2031
a
47,622
Tenneco, Inc.
51,000 8.000%,  11/17/2028
a
48,641
Toyota Motor Credit Corporation
40,000 5.550%,  11/20/2030 41,606
40,000 4.800%,  1/5/2034 39,450
50,000 5.350%,  1/9/2035 50,819
Tractor Supply Company
41,000 5.250%,  5/15/2033 41,417
Uber Technologies, Inc.
48,000 5.350%,  9/15/2054 44,837
52,000 4.800%,  9/15/2034 50,503
Uber Technologies, Inc.,
Convertible
79,000 Zero Coupon,  12/15/2025 83,740
130,000 0.875%,  12/1/2028 158,210
Vail Resorts, Inc., Convertible
81,000 Zero Coupon,  1/1/2026 77,861
VICI Properties, LP/VICI Note
Company, Inc.
150,000 5.750%,  2/1/2027
a
151,946
Victoria's Secret & Company
71,000 4.625%,  7/15/2029
a
62,082
Viking Cruises, Ltd.
142,000 5.875%,  9/15/2027
a
141,281
Volkswagen Group of America
Finance, LLC
17,000 3.350%,  5/13/2025
a
16,970
Walgreens Boots Alliance, Inc.
37,000 3.200%,  4/15/2030 34,140
WASH Multifamily Acquisition, Inc.
43,000 5.750%,  4/15/2026
a
42,618
Wayfair, LLC
37,000 7.750%,  9/15/2030
a
35,721
Wyndham Hotels & Resorts, Inc.
48,000 4.375%,  8/15/2028
a
45,843
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
66,000 7.125%,  2/15/2031
a
68,301
Yum! Brands, Inc.
71,000 4.750%,  1/15/2030
a
68,582
ZF North America Capital, Inc.
48,000 7.125%,  4/14/2030
a
46,208
25,000 6.750%,  4/23/2030
a
23,756
Total 7,515,252
Principal
Amount Long-Term Fixed Income  48.7% Value
Consumer Non-Cyclical  2.1%
1375209 B.C., Ltd.
$ 28,000 9.000%,  1/30/2028
a,e
$ 27,978
AbbVie, Inc.
100,000 5.500%,  3/15/2064 98,387
100,000 4.500%,  5/14/2035 95,973
60,000 5.350%,  3/15/2044 59,335
Acadia Healthcare Company, Inc.
29,000 7.375%,  3/15/2033
a
28,971
AdaptHealth, LLC
120,000 4.625%,  8/1/2029
a
109,135
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
32,000 4.625%,  1/15/2027
a
31,524
93,000 3.500%,  3/15/2029
a
85,589
10,000 6.250%,  3/15/2033
a
10,097
Altria Group, Inc.
40,000 6.200%,  11/1/2028 42,006
Anheuser-Busch InBev Worldwide,
Inc.
119,000 5.000%,  6/15/2034 119,760
ANI Pharmaceuticals, Inc.,
Convertible
54,000 2.250%,  9/1/2029
a
60,372
AstraZeneca Finance, LLC
59,000 5.000%,  2/26/2034 59,573
BAT Capital Corporation
65,000 6.250%,  8/15/2055 64,866
45,000 6.343%,  8/2/2030 47,837
43,000 7.750%,  10/19/2032 49,298
Bausch + Lomb Corporation
16,000 8.375%,  10/1/2028
a
16,600
Bausch Health Companies, Inc.
28,000 5.500%,  11/1/2025
a
27,972
19,000 6.125%,  2/1/2027
a,e
19,266
54,000 4.875%,  6/1/2028
a
43,605
Becton, Dickinson and Company
38,000 4.693%,  2/13/2028 38,143
67,000 2.823%,  5/20/2030 61,143
BellRing Brands, Inc.
49,000 7.000%,  3/15/2030
a
50,629
BioMarin Pharmaceutical, Inc.,
Convertible
103,000 1.250%,  5/15/2027 96,871
Bio-Rad Laboratories, Inc.
61,000 3.300%,  3/15/2027 59,489
Bristol-Myers Squibb Company
80,000 5.550%,  2/22/2054 78,840
41,000 5.750%,  2/1/2031 43,360
20,000 5.900%,  11/15/2033 21,369
Bunge, Ltd. Finance Corporation
14,000 4.650%,  9/17/2034 13,535
Campbell's Company
124,000 5.400%,  3/21/2034 124,939
Cargill, Inc.
79,000 2.125%,  11/10/2031
a
67,422
124,000 5.125%,  2/11/2035
a
123,611
CD&R Smokey Buyer, Inc./Radio
Systems Corporation
22,000 9.500%,  10/15/2029
a
20,075
Cencora, Inc.
36,000 5.150%,  2/15/2035 35,996

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  48.7% Value
Consumer Non-Cyclical  2.1% - continued
Central Garden & Pet Company
$ 32,000 4.125%,  10/15/2030 $ 29,093
Champ Acquisition Corporation
20,000 8.375%,  12/1/2031
a
20,661
Charles River Laboratories
International, Inc.
33,000 4.000%,  3/15/2031
a
29,533
Chefs' Warehouse, Inc.,
Convertible
101,000 2.375%,  12/15/2028 140,085
CHS/Community Health Systems,
Inc.
64,000 5.625%,  3/15/2027
a
61,115
19,000 8.000%,  12/15/2027
a
18,798
37,000 4.750%,  2/15/2031
a
29,248
39,000 10.875%,  1/15/2032
a
38,422
Cigna Group
40,000 5.600%,  2/15/2054 38,080
51,000 2.400%,  3/15/2030 45,715
Coca-Cola Company
40,000 5.300%,  5/13/2054 39,164
Concentra Escrow Issuer
Corporation
24,000 6.875%,  7/15/2032
a
24,420
Constellation Brands, Inc.
40,000 4.800%,  1/15/2029 40,095
90,000 3.150%,  8/1/2029 83,992
16,000 4.900%,  5/1/2033 15,610
CVS Health Corporation
80,000 6.050%,  6/1/2054 77,618
31,000 6.750%,  12/10/2054
b
30,863
41,000 5.000%,  2/20/2026 41,085
35,000 4.300%,  3/25/2028 34,578
120,000 4.780%,  3/25/2038 107,670
127,000 6.000%,  6/1/2044 124,077
DaVita, Inc.
27,000 3.750%,  2/15/2031
a
23,507
36,000 6.875%,  9/1/2032
a
36,202
Diageo Capital plc
45,000 2.000%,  4/29/2030 39,727
60,000 5.625%,  10/5/2033 62,314
Edgewell Personal Care Company
50,000 5.500%,  6/1/2028
a
48,967
Eli Lilly & Company
80,000 5.000%,  2/9/2054 75,007
16,000 5.500%,  2/12/2055 16,200
82,000 4.700%,  2/27/2033 82,068
Embecta Corporation
29,000 5.000%,  2/15/2030
a
25,951
23,000 6.750%,  2/15/2030
a,e
21,903
Encompass Health Corporation
37,000 4.500%,  2/1/2028 35,925
Endo Finance Holdings, Inc.
28,000 8.500%,  4/15/2031
a,e
29,191
Energizer Holdings, Inc.
35,000 4.750%,  6/15/2028
a
33,508
17,000 4.375%,  3/31/2029
a
15,829
Envista Holdings Corporation,
Convertible
8,000 2.375%,  6/1/2025
e
7,961
36,000 1.750%,  8/15/2028 32,377
Fortrea Holdings, Inc.
11,000 7.500%,  7/1/2030
a,e
10,003
Principal
Amount Long-Term Fixed Income  48.7% Value
Consumer Non-Cyclical  2.1% - continued
GE HealthCare Technologies, Inc.
$ 59,000 6.377%,  11/22/2052 $ 63,999
General Mills, Inc.
16,000 4.950%,  3/29/2033 15,833
Gilead Sciences, Inc.
46,000 5.250%,  10/15/2033 47,079
HCA, Inc.
34,000 5.950%,  9/15/2054 32,659
49,000 5.250%,  3/1/2030 49,581
65,000 5.750%,  3/1/2035 65,585
Herbalife Nutrition, Ltd./HLF
Financing, Inc.
37,000 7.875%,  9/1/2025
a
36,957
HLF Financing SARL, LLC/
Herbalife International, Inc.
27,000 4.875%,  6/1/2029
a
20,823
Insulet Corporation
15,000 6.500%,  4/1/2033
a
15,247
Integer Holdings Corporation,
Convertible
39,000 2.125%,  2/15/2028 56,823
72,000 1.875%,  3/15/2030
a
72,576
Jazz Investments I, Ltd.,
Convertible
98,000 2.000%,  6/15/2026 101,430
127,000 3.125%,  9/15/2030
a
140,780
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
107,000 2.500%,  1/15/2027 102,896
52,000 3.625%,  1/15/2032 46,854
JBS USA LUX SARL/JBS USA
Food Company/JBS USA Foods
Group
55,000 5.950%,  4/20/2035
a
56,529
Johnson & Johnson
80,000 5.250%,  6/1/2054 80,351
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
49,000 9.000%,  2/15/2029
a
50,402
Keurig Dr Pepper, Inc.
70,000 3.200%,  5/1/2030 65,069
78,000 5.300%,  3/15/2034
e
79,459
Kraft Heinz Foods Company
41,000 6.750%,  3/15/2032 44,676
59,000 5.400%,  3/15/2035 59,469
Kroger Company
37,000 4.500%,  1/15/2029 36,906
Lamb Weston Holdings, Inc.
25,000 4.375%,  1/31/2032
a
22,836
LifePoint Health, Inc.
55,000 9.875%,  8/15/2030
a
58,031
34,000 11.000%,  10/15/2030
a
36,962
Mars, Inc.
7,000 5.650%,  5/1/2045
a
7,015
Mattel, Inc.
124,000 3.375%,  4/1/2026
a
122,058
Medline Borrower, LP/Medline Co-
Issuer, Inc.
29,000 6.250%,  4/1/2029
a
29,369
Medtronic Global Holdings SCA
41,000 4.500%,  3/30/2033 40,061

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  48.7% Value
Consumer Non-Cyclical  2.1% - continued
Mozart Debt Merger Sub, Inc.
$ 89,000 3.875%,  4/1/2029
a
$ 83,191
60,000 5.250%,  10/1/2029
a
57,574
MPH Acquisition Holdings, LLC
14,559 5.750%,  12/31/2030
a
10,555
7,603 11.500%,  12/31/2030
a
6,603
Newell Brands, Inc.
29,000 6.375%,  9/15/2027 29,107
29,000 6.625%,  9/15/2029 29,061
15,000 6.375%,  5/15/2030 14,592
Novartis Capital Corporation
87,000 4.700%,  9/18/2054 78,335
Organon & Company/Organon
Foreign Debt Co-Issuer BV
39,000 4.125%,  4/30/2028
a
36,448
65,000 5.125%,  4/30/2031
a
56,674
PepsiCo, Inc.
75,000 5.250%,  7/17/2054 73,264
Performance Food Group, Inc.
42,000 4.250%,  8/1/2029
a
39,276
Perrigo Finance Unlimited
Company
47,000 4.900%,  6/15/2030 44,898
Philip Morris International, Inc.
43,000 5.625%,  11/17/2029 44,831
40,000 5.125%,  2/13/2031 40,697
43,000 5.750%,  11/17/2032 45,014
60,000 5.250%,  2/13/2034 60,563
30,000 4.900%,  11/1/2034 29,478
Post Holdings, Inc.
42,000 4.625%,  4/15/2030
a
39,222
56,000 4.500%,  9/15/2031
a
50,719
33,000 6.250%,  10/15/2034
a
32,491
Post Holdings, Inc., Convertible
195,000 2.500%,  8/15/2027 232,440
Roche Holdings, Inc.
58,000 5.218%,  3/8/2054
a
56,073
62,000 2.076%,  12/13/2031
a
52,953
Royalty Pharma plc
105,000 1.200%,  9/2/2025 103,374
54,000 5.150%,  9/2/2029 54,354
Simmons Foods, Inc.
69,000 4.625%,  3/1/2029
a
63,966
Sotera Health Holdings, LLC
29,000 7.375%,  6/1/2031
a
29,482
Spectrum Brands, Inc.
6,000 3.875%,  3/15/2031
a
5,111
Spectrum Brands, Inc.,
Convertible
109,000 3.375%,  6/1/2029
a
103,544
Star Parent, Inc.
27,000 9.000%,  10/1/2030
a
26,613
Stryker Corporation
43,000 5.200%,  2/10/2035 43,415
Surgery Center Holdings, Inc.
12,000 7.250%,  4/15/2032
a
11,867
Sysco Corporation
38,000 5.950%,  4/1/2030 39,833
Takeda Pharmaceutical Company,
Ltd.
103,000 5.650%,  7/5/2054 100,758
89,000 5.000%,  11/26/2028 90,164
Principal
Amount Long-Term Fixed Income  48.7% Value
Consumer Non-Cyclical  2.1% - continued
Tenet Healthcare Corporation
$ 99,000 5.125%,  11/1/2027 $ 97,550
76,000 4.375%,  1/15/2030 71,244
68,000 6.750%,  5/15/2031 68,971
US Acute Care Solutions, LLC
50,000 9.750%,  5/15/2029
a
49,856
Varex Imaging Corporation,
Convertible
77,000 4.000%,  6/1/2025 76,615
Viterra Finance BV
83,000 3.200%,  4/21/2031
a
74,744
Winnebago Industries, Inc.,
Convertible
46,000 3.250%,  1/15/2030
e
40,227
Wyeth, LLC
99,000 6.500%,  2/1/2034 109,435
Zoetis, Inc.
62,000 5.600%,  11/16/2032 64,671
Total 7,828,296
Energy  1.5%
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
57,000 5.375%,  6/15/2029
a
55,716
APA Corporation
61,000 4.375%,  10/15/2028
a
58,615
Archrock Partners, LP/Archrock
Partners Finance Corporation
30,000 6.250%,  4/1/2028
a
30,023
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
57,000 8.250%,  12/31/2028
a
58,124
28,000 5.875%,  6/30/2029
a
27,323
Baytex Energy Corporation
35,000 8.500%,  4/30/2030
a
35,542
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
45,000 7.000%,  7/15/2029
a
45,989
BP Capital Markets America, Inc.
61,000 4.812%,  2/13/2033 59,979
BP Capital Markets plc
51,000 4.875%,  3/22/2030
b,h
48,782
56,000 6.450%,  12/1/2033
b,h
57,137
Buckeye Partners, LP
39,000 4.500%,  3/1/2028
a
37,421
30,000 6.875%,  7/1/2029
a
30,496
California Resources Corporation
34,000 8.250%,  6/15/2029
a
34,553
Cheniere Energy Partners, LP
45,000 4.500%,  10/1/2029 43,769
44,000 3.250%,  1/31/2032 38,722
55,000 5.950%,  6/30/2033 56,487
Cheniere Energy, Inc.
35,000 5.650%,  4/15/2034 35,405
Civitas Resources, Inc.
39,000 8.375%,  7/1/2028
a
40,248
48,000 8.750%,  7/1/2031
a
49,293
CNX Resources Corporation
33,000 6.000%,  1/15/2029
a
32,583
CNX Resources Corporation,
Convertible
55,000 2.250%,  5/1/2026 135,355

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  48.7% Value
Energy  1.5% - continued
Columbia Pipelines Holding
Company, LLC
$ 36,000 6.055%,  8/15/2026
a
$ 36,520
81,000 6.042%,  8/15/2028
a
83,777
Comstock Resources, Inc.
33,000 6.750%,  3/1/2029
a
32,068
43,000 5.875%,  1/15/2030
a
40,609
ConocoPhillips Company
68,000 4.850%,  1/15/2032 68,083
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
53,000 5.500%,  6/15/2031
a
50,846
Crescent Energy Finance, LLC
59,000 7.625%,  4/1/2032
a
58,355
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
62,000 8.625%,  3/15/2029
a
64,223
Diamond Foreign Asset Company/
Diamond Finance, LLC
22,000 8.500%,  10/1/2030
a
22,545
Diamondback Energy, Inc.
94,000 5.750%,  4/18/2054 88,619
DT Midstream, Inc.
45,000 4.125%,  6/15/2029
a
42,351
Eastern Energy Gas Holdings, LLC
68,000 5.800%,  1/15/2035 70,187
Enbridge, Inc.
60,000 7.375%,  1/15/2083
b
61,012
56,000 7.625%,  1/15/2083
b
58,655
60,000 5.950%,  4/5/2054 59,699
20,000 5.700%,  3/8/2033 20,527
Enerflex, Ltd.
19,000 9.000%,  10/15/2027
a
19,444
Energy Transfer, LP
40,000 5.950%,  5/15/2054 38,199
101,000 8.000%,  5/15/2054
b
106,287
40,000 6.050%,  9/1/2054 38,841
53,000 6.750%,  5/15/2025
b,h
52,994
41,000 4.400%,  3/15/2027 40,868
17,000 7.125%,  5/15/2030
b,h
17,202
40,000 6.400%,  12/1/2030 42,628
Enterprise Products Operating,
LLC
49,000 5.550%,  2/16/2055 47,593
45,000 4.150%,  10/16/2028 44,565
EQM Midstream Partners, LP
66,000 4.750%,  1/15/2031
a
63,480
Genesis Energy LP/Genesis
Energy Finance Corporation
45,000 8.875%,  4/15/2030 46,734
68,000 7.875%,  5/15/2032 68,483
Harvest Midstream I, LP
68,000 7.500%,  9/1/2028
a
68,680
Hess Midstream Operations, LP
63,000 4.250%,  2/15/2030
a
59,269
Hilcorp Energy I, LP/Hilcorp
Finance Company
64,000 5.750%,  2/1/2029
a
61,834
28,000 6.000%,  4/15/2030
a
26,627
48,000 6.250%,  4/15/2032
a
44,846
Howard Midstream Energy
Partners, LLC
79,000 7.375%,  7/15/2032
a
80,937
Principal
Amount Long-Term Fixed Income  48.7% Value
Energy  1.5% - continued
ITT Holdings, LLC
$ 53,000 6.500%,  8/1/2029
a
$ 48,894
Kinder Morgan, Inc.
68,000 5.950%,  8/1/2054 66,476
Kodiak Gas Services, LLC
34,000 7.250%,  2/15/2029
a
34,658
Laredo Petroleum, Inc.
35,000 7.750%,  7/31/2029
a
34,051
MEG Energy Corporation
26,000 5.875%,  2/1/2029
a
25,567
MPLX, LP
113,000 1.750%,  3/1/2026 110,045
20,000 5.000%,  3/1/2033 19,522
56,000 5.500%,  6/1/2034 55,793
Nabors Industries, Inc.
28,000 7.375%,  5/15/2027
a
27,616
71,000 9.125%,  1/31/2030
a
71,024
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
23,000 8.125%,  2/15/2029
a
23,161
34,000 8.375%,  2/15/2032
a
34,073
Noble Finance II, LLC
28,000 8.000%,  4/15/2030
a
27,984
Northern Oil and Gas, Inc.
36,000 8.750%,  6/15/2031
a
36,718
Northern Oil and Gas, Inc.,
Convertible
95,000 3.625%,  4/15/2029 100,111
Occidental Petroleum Corporation
22,000 5.000%,  8/1/2027 22,073
80,000 8.875%,  7/15/2030 91,606
ONEOK, Inc.
67,000 5.700%,  11/1/2054 62,710
41,000 5.650%,  11/1/2028 42,230
40,000 4.750%,  10/15/2031 39,204
Ovintiv, Inc.
47,000 5.650%,  5/15/2028 48,163
PBF Holding Company, LLC/PBF
Finance Corporation
44,000 6.000%,  2/15/2028 40,922
Permian Resources Operating,
LLC
23,000 6.250%,  2/1/2033
a
22,909
Permian Resources Operating,
LLC, Convertible
29,000 3.250%,  4/1/2028 70,307
Pioneer Natural Resources
Company
57,000 1.900%,  8/15/2030 49,542
Prairie Acquiror, LP
45,000 9.000%,  8/1/2029
a
45,805
Precision Drilling Corporation
29,000 6.875%,  1/15/2029
a
28,333
Range Resources Corporation
46,000 4.750%,  2/15/2030
a
43,761
Rockies Express Pipeline, LLC
71,000 4.950%,  7/15/2029
a
67,988
Saturn Oil & Gas, Inc.
14,000 9.625%,  6/15/2029
a
13,540
Schlumberger Holdings
Corporation
29,000 4.300%,  5/1/2029
a
28,701

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  48.7% Value
Energy  1.5% - continued
SM Energy Company
$ 35,000 6.500%,  7/15/2028 $ 34,760
19,000 7.000%,  8/1/2032
a
18,647
South Bow USA Infrastructure
Holdings, LLC
15,000 5.584%,  10/1/2034
a
14,687
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
28,000 5.875%,  3/1/2027 27,849
Sunoco, LP
83,000 7.000%,  5/1/2029
a
84,908
Sunoco, LP/Sunoco Finance
Corporation
44,000 5.875%,  3/15/2028 43,961
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
53,000 5.500%,  1/15/2028
a
51,584
42,000 7.375%,  2/15/2029
a
42,209
Talos Production, Inc.
13,000 9.000%,  2/1/2029
a
13,358
Targa Resources Corporation
35,000 6.125%,  5/15/2055 34,760
Targa Resources Partners, LP
106,000 4.875%,  2/1/2031 103,766
TGNR Intermediate Holdings, LLC
60,000 5.500%,  10/15/2029
a
56,334
TotalEnergies Capital SA
120,000 5.488%,  4/5/2054 116,104
TransCanada Trust
105,000 5.875%,  8/15/2076
b
104,270
Transocean Titan Financing, Ltd.
49,762 8.375%,  2/1/2028
a
50,834
Transocean, Inc.
58,400 8.750%,  2/15/2030
a
60,654
UGI Corporation, Convertible
56,000 5.000%,  6/1/2028
a
72,311
USA Compression Partners, LP/
USA Compression Finance
Corporation
48,000 7.125%,  3/15/2029
a
48,819
Valaris, Ltd.
57,000 8.375%,  4/30/2030
a
57,065
Venture Global Calcasieu Pass,
LLC
34,000 3.875%,  8/15/2029
a
31,474
40,000 4.125%,  8/15/2031
a
36,344
Venture Global LNG, Inc.
103,000 8.125%,  6/1/2028
a
105,249
43,000 9.000%,  9/30/2029
a,b,h
40,807
102,000 8.375%,  6/1/2031
a
103,457
47,000 9.875%,  2/1/2032
a
49,918
Viridien SA
14,000 8.750%,  4/1/2027
a,e
14,306
Williams Companies, Inc.
71,000 4.900%,  3/15/2029 71,463
45,000 2.600%,  3/15/2031 39,541
21,000 5.600%,  3/15/2035 21,403
Total 5,823,478
Principal
Amount Long-Term Fixed Income  48.7% Value
Financials  5.4%
Acrisure, LLC/Acrisure Finance,
Inc.
$ 19,000 4.250%,  2/15/2029
a
$ 17,778
28,000 7.500%,  11/6/2030
a
28,486
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
40,000 6.950%,  3/10/2055
b
40,941
63,000 6.500%,  7/15/2025 63,183
114,000 3.000%,  10/29/2028 107,127
Agree, LP
39,000 5.625%,  6/15/2034 39,465
Air Lease Corporation
24,000 3.375%,  7/1/2025 23,923
49,000 4.650%,  6/15/2026
b,h
47,665
45,000 3.125%,  12/1/2030 40,738
Aircastle, Ltd.
45,000 5.250%,  6/15/2026
a,b,h
44,155
45,000 2.850%,  1/26/2028
a
42,477
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
28,000 4.250%,  10/15/2027
a
27,023
58,000 6.750%,  4/15/2028
a
58,227
39,000 7.000%,  1/15/2031
a
39,119
Ally Financial, Inc.
88,000 4.700%,  5/15/2026
b,h
81,897
108,000 8.000%,  11/1/2031 120,345
43,000 6.700%,  2/14/2033 43,013
American Express Company
50,000 3.550%,  9/15/2026
b,h
48,287
American International Group, Inc.
81,000 5.125%,  3/27/2033 81,114
Americold Realty Operating
Partnership, LP
55,000 5.600%,  5/15/2032 55,207
Ameriprise Financial, Inc.
72,000 5.200%,  4/15/2035 71,832
AmWINS Group, Inc.
23,000 6.375%,  2/15/2029
a
23,175
67,000 4.875%,  6/30/2029
a
63,161
Aon North America, Inc.
80,000 5.750%,  3/1/2054 78,896
Apollo Debt Solutions BDC
55,000 6.700%,  7/29/2031 56,746
Ares Capital Corporation
104,000 2.150%,  7/15/2026 100,306
48,000 5.875%,  3/1/2029 48,731
Ares Strategic Income Fund
30,000 5.600%,  2/15/2030
a
29,569
Arthur J. Gallagher & Company
60,000 5.750%,  7/15/2054 59,110
20,000 5.000%,  2/15/2032 19,998
Assurant, Inc.
61,000 6.100%,  2/27/2026 61,532
Aviation Capital Group, LLC
48,000 4.875%,  10/1/2025
a
47,980
Avolon Holdings Funding, Ltd.
80,000 5.750%,  3/1/2029
a
81,475
75,000 5.375%,  5/30/2030
a
75,102
Azorra Finance, Ltd.
62,000 7.750%,  4/15/2030
a
61,800
Banco Santander SA
25,000 4.750%,  11/12/2026
b,h
23,965

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  48.7% Value
Financials  5.4% - continued
Bank of America Corporation
$ 80,000 6.125%,  4/27/2027
b,h
$ 80,996
84,000 4.376%,  4/27/2028
b
83,652
134,000 3.593%,  7/21/2028
b
131,131
125,000 5.819%,  9/15/2029
b
129,540
179,000 3.974%,  2/7/2030
b
174,174
70,000 5.162%,  1/24/2031
b
70,965
159,000 2.687%,  4/22/2032
b
139,943
65,000 2.572%,  10/20/2032
b
56,079
82,000 2.972%,  2/4/2033
b
71,897
60,000 5.468%,  1/23/2035
b
60,874
142,000 5.425%,  8/15/2035
b
139,037
42,000 3.846%,  3/8/2037
b
37,697
Bank of Montreal
42,000 3.088%,  1/10/2037
b
35,470
Bank of New York Mellon
Corporation
40,000 6.317%,  10/25/2029
b
42,317
65,000 4.596%,  7/26/2030
b
64,993
41,000 6.474%,  10/25/2034
b
44,784
Bank of Nova Scotia
34,000 4.900%,  6/4/2025
b,h
33,768
Barclays plc
35,000 6.125%,  12/15/2025
b,h
34,973
41,000 2.852%,  5/7/2026
b
40,914
80,000 5.501%,  8/9/2028
b
81,190
68,000 4.972%,  5/16/2029
b
68,217
51,000 6.224%,  5/9/2034
b
53,128
41,000 7.119%,  6/27/2034
b
44,172
BlackRock Funding, Inc.
40,000 5.250%,  3/14/2054 38,573
Blackstone Mortgage Trust, Inc.,
Convertible
14,000 5.500%,  3/15/2027 13,566
Blackstone Private Credit Fund
40,000 5.600%,  11/22/2029
a
39,664
Blue Owl Capital Corporation II
40,000 8.450%,  11/15/2026 41,929
Blue Owl Credit Income
Corporation
62,000 4.700%,  2/8/2027 61,233
Blue Owl Technology Finance
Corporation
22,000 4.750%,  12/15/2025
a
21,887
67,000 3.750%,  6/17/2026
a
65,405
45,000 6.100%,  3/15/2028
a
44,882
20,000 6.750%,  4/4/2029 20,272
BNP Paribas SA
55,000 3.132%,  1/20/2033
a,b
47,938
Bread Financial Holdings, Inc.
20,000 8.375%,  6/15/2035
a,b
19,557
Brixmor Operating Partnership, LP
73,000 2.250%,  4/1/2028 67,784
Brookfield Finance, Inc.
46,000 5.813%,  3/3/2055 44,875
Burford Capital Global Finance,
LLC
66,000 9.250%,  7/1/2031
a
69,536
Capital One Financial Corporation
28,000 3.950%,  9/1/2026
b,h
26,783
61,000 3.273%,  3/1/2030
b
57,187
Centene Corporation
167,000 3.000%,  10/15/2030 146,063
Principal
Amount Long-Term Fixed Income  48.7% Value
Financials  5.4% - continued
Charles Schwab Corporation
$ 98,000 5.375%,  6/1/2025
b,h
$ 97,652
54,000 4.000%,  6/1/2026
b,h
52,636
40,000 6.136%,  8/24/2034
b
42,573
CHL Mortgage Pass-Through Trust
23,446
6.744%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
22,972
175,374
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 76,382
Citadel, LP
44,000 6.375%,  1/23/2032
a
45,146
Citigroup, Inc.
105,000 3.875%,  2/18/2026
b,h
102,572
91,000 1.462%,  6/9/2027
b
87,659
78,000 3.070%,  2/24/2028
b
75,800
29,000 7.375%,  5/15/2028
b,h
29,775
55,000 7.625%,  11/15/2028
b,h
57,220
180,000 4.075%,  4/23/2029
b
176,989
34,000 7.125%,  8/15/2029
b,h
34,771
28,000 6.950%,  2/15/2030
b,h
27,919
41,000 6.174%,  5/25/2034
b
42,024
45,000 7.000%,  8/15/2034
b,h
46,654
62,000 6.020%,  1/24/2036
b
62,592
Citizens Financial Group, Inc.
65,000 4.000%,  10/6/2026
b,h
62,272
30,000 5.718%,  7/23/2032
b
30,539
CNA Financial Corporation
80,000 5.125%,  2/15/2034 79,454
Coinbase Global, Inc., Convertible
116,000 0.500%,  6/1/2026 113,332
126,000 0.250%,  4/1/2030 116,487
Comerica, Inc.
42,000 5.625%,  7/1/2025
b,h
41,738
21,000 5.982%,  1/30/2030
b
21,339
Commonwealth Bank of Australia
54,000 2.688%,  3/11/2031
a
47,144
Cooperatieve Rabobank UA
35,000 1.339%,  6/24/2026
a,b
34,722
COPT Defense Properties, LP
91,000 2.250%,  3/15/2026 88,667
COPT Defense Properties, LP,
Convertible
21,000 5.250%,  9/15/2028
a
23,384
Corebridge Financial, Inc.
56,000 6.375%,  9/15/2054
b
55,635
42,000 6.875%,  12/15/2052
b
42,922
42,000 6.050%,  9/15/2033 43,823
48,000 5.750%,  1/15/2034 49,260
Countrywide Home Loan
Mortgage Pass Through Trust
349,708
5.136%,  11/25/2035, Ser.
2005-22, Class 2A1
b
286,888
Cousins Properties, LP
10,000 5.375%,  2/15/2032 9,959
Credit Acceptance Corporation
32,000 9.250%,  12/15/2028
a
33,877
12,000 6.625%,  3/15/2030
a
11,822
Credit Agricole SA
45,000 3.250%,  1/14/2030
a
41,411
Credit Suisse Group AG
32,000 7.250%,  N/A
*,i
2,400
22,000 7.500%,  N/A
*,h,i
1,650

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  48.7% Value
Financials  5.4% - continued
Dai-ichi Life Insurance Company,
Ltd.
$ 60,000 6.200%,  1/16/2035
a,b,h
$ 60,189
Deutsche Bank AG/New York, NY
152,000 2.129%,  11/24/2026
b
149,270
64,000 2.311%,  11/16/2027
b
61,499
58,000 6.819%,  11/20/2029
b
61,504
62,000 3.742%,  1/7/2033
b
54,481
Digital Realty Trust, LP, Convertible
81,000 1.875%,  11/15/2029
a
80,214
Discover Bank
90,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
b
91,948
Discover Financial Services
19,000 6.700%,  11/29/2032 20,408
Diversified Healthcare Trust
22,000 Zero Coupon,  1/15/2026
a
20,736
Drawbridge Special Opportunities
Fund, LP
97,000 3.875%,  2/15/2026
a
95,132
Elevance Health, Inc.
80,000 5.650%,  6/15/2054 77,160
124,000 2.550%,  3/15/2031 109,580
Encore Capital Group, Inc.,
Convertible
44,000 4.000%,  3/15/2029 39,820
Extra Space Storage, LP
44,000 2.400%,  10/15/2031 37,438
Fairfax Financial Holdings, Ltd.
60,000 6.350%,  3/22/2054 61,125
Federal Realty OP, LP, Convertible
25,000 3.250%,  1/15/2029
a
24,900
Fifth Third Bancorp
20,000 4.500%,  9/30/2025
b,h
19,830
44,000 4.772%,  7/28/2030
b
43,739
Fifth Third Bank NA
110,000 3.850%,  3/15/2026 109,080
FirstCash, Inc.
69,000 5.625%,  1/1/2030
a
66,904
Fortitude Group Holdings, LLC
88,000 6.250%,  4/1/2030
a
88,963
Fortress Transportation and
Infrastructure Investors, LLC
29,000 5.500%,  5/1/2028
a
28,423
64,000 7.000%,  5/1/2031
a
65,025
32,000 7.000%,  6/15/2032
a
32,450
Freedom Mortgage Corporation
22,000 7.625%,  5/1/2026
a
21,940
Freedom Mortgage Holdings, LLC
65,000 9.250%,  2/1/2029
a
66,010
28,000 9.125%,  5/15/2031
a
28,177
FS KKR Capital Corporation
45,000 3.400%,  1/15/2026 44,411
45,000 2.625%,  1/15/2027 42,951
GGAM Finance, Ltd.
22,000 7.750%,  5/15/2026
a
22,243
28,000 8.000%,  6/15/2028
a
29,361
53,000 5.875%,  3/15/2030
a
52,305
Global Aircraft Leasing Company,
Ltd.
70,000 8.750%,  9/1/2027
a
71,150
Principal
Amount Long-Term Fixed Income  48.7% Value
Financials  5.4% - continued
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
$ 83,000 3.750%,  12/15/2027
a
$ 78,119
goeasy, Ltd.
45,000 9.250%,  12/1/2028
a
47,241
29,000 7.625%,  7/1/2029
a
29,008
18,000 6.875%,  5/15/2030
a
17,627
Goldman Sachs BDC, Inc.
36,000 6.375%,  3/11/2027 36,880
Goldman Sachs Group, Inc.
46,000
7.379%,  (H15T 5Y +
3.623%), 8/10/2025
b,h
46,217
33,000 3.650%,  8/10/2026
b,h
32,026
57,000 4.125%,  11/10/2026
b,h
55,217
60,000 1.948%,  10/21/2027
b
57,552
42,000 2.640%,  2/24/2028
b
40,539
124,000 3.615%,  3/15/2028
b
121,699
86,000 4.482%,  8/23/2028
b
85,791
90,000 3.814%,  4/23/2029
b
87,866
44,000 3.800%,  3/15/2030 42,078
44,000 2.615%,  4/22/2032
b
38,418
45,000 2.383%,  7/21/2032
b
38,542
29,000 6.125%,  11/10/2034
b,h
28,365
70,000 5.330%,  7/23/2035
b
69,651
60,000 5.016%,  10/23/2035
b
58,341
Hartford Insurance Group, Inc.
45,000 2.800%,  8/19/2029 41,574
22,000
6.710%,  (TSFR3M +
2.387%), 2/12/2047
a,b
20,273
HAT Holdings I, LLC/HAT Holdings
II, LLC, Convertible
9,000 Zero Coupon,  5/1/2025
a
9,819
28,000 3.750%,  8/15/2028
a
34,328
HSBC Holdings plc
41,000 1.645%,  4/18/2026
b
40,942
126,000 4.583%,  6/19/2029
b
124,882
53,000 2.804%,  5/24/2032
b
46,358
HUB International, Ltd.
80,000 7.250%,  6/15/2030
a
82,400
Huntington Bancshares, Inc./OH
28,000 4.450%,  10/15/2027
b,h
26,944
95,000 5.709%,  2/2/2035
b
96,012
54,000 6.141%,  11/18/2039
b
54,379
Huntington Bank Auto Credit-
Linked Notes
252,633
5.442%,  10/20/2032, Ser.
2024-2, Class B1
a
253,769
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
25,000 6.250%,  5/15/2026 24,755
112,000 5.250%,  5/15/2027 106,480
ING Groep NV
90,000 1.726%,  4/1/2027
b
87,434
46,000 6.083%,  9/11/2027
b
46,927
Intesa Sanpaolo SPA
34,000 4.198%,  6/1/2032
a,b
30,505
Invitation Homes Operating
Partnership, LP
68,000 2.000%,  8/15/2031 56,902
J.P. Morgan Chase & Company
40,000 3.650%,  6/1/2026
b,h
39,106
134,000 4.005%,  4/23/2029
b
131,707
45,000 2.069%,  6/1/2029
b
41,664

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  48.7% Value
Financials  5.4% - continued
$ 30,000 6.500%,  4/1/2030
b,h
$ 30,703
179,000 4.493%,  3/24/2031
b
176,627
42,000 2.963%,  1/25/2033
b
37,075
44,000 4.912%,  7/25/2033
b
43,650
42,000 5.717%,  9/14/2033
b
43,158
29,000 5.350%,  6/1/2034
b
29,471
36,000 6.254%,  10/23/2034
b
38,664
20,000 5.336%,  1/23/2035
b
20,213
72,000 5.766%,  4/22/2035
b
74,830
36,000 5.502%,  1/24/2036
b
36,775
60,000 5.534%,  11/29/2045
b
59,404
Jane Street Group/JSG Finance,
Inc.
45,000 4.500%,  11/15/2029
a
42,492
15,000 7.125%,  4/30/2031
a
15,409
25,000 6.125%,  11/1/2032
a
24,600
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
24,000 5.000%,  8/15/2028
a
22,563
36,000 6.625%,  10/15/2031
a
35,618
Jefferson Capital Holdings, LLC
22,000 6.000%,  8/15/2026
a
21,870
56,000 9.500%,  2/15/2029
a
59,436
KeyBank NA/Cleveland, OH
67,000 3.900%,  4/13/2029 64,331
77,000 5.000%,  1/26/2033 74,989
Kilroy Realty, LP
58,000 4.250%,  8/15/2029 55,174
28,000 6.250%,  1/15/2036 27,761
Kite Realty Group, LP, Convertible
4,000 0.750%,  4/1/2027
a
4,061
Ladder Capital Finance Holdings,
LLLP/Ladder Capital Finance
Corporation
28,000 4.250%,  2/1/2027
a
27,269
75,000 4.750%,  6/15/2029
a
71,427
Liberty Mutual Group, Inc.
16,000 4.125%,  12/15/2051
a,b
15,320
Lincoln National Corporation
50,000
6.942%,  (TSFR3M +
2.619%), 5/19/2025
b
41,041
Lloyds Banking Group plc
143,000 1.627%,  5/11/2027
b
138,317
M&T Bank Corporation
96,000 3.500%,  9/1/2026
b,h
91,058
Macquarie Airfinance Holdings,
Ltd.
16,000 6.400%,  3/26/2029
a
16,538
33,000 5.150%,  3/17/2030
a
32,538
Macquarie Group, Ltd.
89,000 1.629%,  9/23/2027
a,b
85,155
Marsh & McLennan Companies,
Inc.
40,000 2.375%,  12/15/2031 34,430
MetLife, Inc.
30,000 6.350%,  3/15/2055
b
30,059
34,000 3.850%,  9/15/2025
b,h
33,601
44,000 5.875%,  3/15/2028
b,h
44,426
57,000 6.400%,  12/15/2036 57,813
Metropolitan Life Global Funding I
73,000 2.950%,  4/9/2030
a
67,142
Mid-America Apartments, LP
90,000 4.200%,  6/15/2028 89,091
Principal
Amount Long-Term Fixed Income  48.7% Value
Financials  5.4% - continued
Mitsubishi UFJ Financial Group,
Inc.
$ 91,000 1.538%,  7/20/2027
b
$ 87,555
Mizuho Financial Group, Inc.
97,000 1.554%,  7/9/2027
b
93,393
93,000 2.564%,  9/13/2031 79,798
40,000 5.748%,  7/6/2034
b
41,291
Molina Healthcare, Inc.
29,000 4.375%,  6/15/2028
a
27,621
29,000 6.250%,  1/15/2033
a
28,541
Morgan Stanley
44,000 5.516%,  11/19/2055
b
42,984
69,000 2.188%,  4/28/2026
b
68,864
39,000 0.985%,  12/10/2026
b
38,038
90,000 1.593%,  5/4/2027
b
87,160
93,000 1.512%,  7/20/2027
b
89,397
28,000 5.123%,  2/1/2029
b
28,384
69,000 3.622%,  4/1/2031
b
65,151
42,000 2.943%,  1/21/2033
b
36,840
44,000 4.889%,  7/20/2033
b
43,347
42,000 5.250%,  4/21/2034
b
42,021
47,000 5.424%,  7/21/2034
b
47,548
33,000 5.831%,  4/19/2035
b
34,197
26,000 5.587%,  1/18/2036
b
26,553
78,000 2.484%,  9/16/2036
b
64,669
MPT Operating Partnership, LP/
MPT Finance Corporation
31,000 8.500%,  2/15/2032
a
31,580
Nasdaq, Inc.
33,000 5.350%,  6/28/2028 33,778
Nationstar Mortgage Holdings,
Inc.
14,000 5.500%,  8/15/2028
a
13,885
44,000 5.125%,  12/15/2030
a
43,887
12,000 7.125%,  2/1/2032
a
12,465
NatWest Group plc
45,000 4.892%,  5/18/2029
b
45,084
97,000 6.475%,  6/1/2034
b
101,065
Navient Corporation
17,000 5.000%,  3/15/2027 16,634
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
18,000 4.500%,  9/30/2028
a
16,967
Neuberger Berman CLO, Ltd.
350,000
7.564%,  (TSFR3M +
3.262%), 10/15/2029, Ser.
2013-15A, Class DR2
a,b
350,288
New Mountain Finance
Corporation, Convertible
12,000 7.500%,  10/15/2025 12,138
New York Life Global Funding
43,000 4.550%,  1/28/2033
a
41,708
40,000 5.000%,  1/9/2034
a
40,002
Nippon Life Insurance Company
135,000 5.950%,  4/16/2054
a,b
135,777
NNN REIT, Inc.
45,000 2.500%,  4/15/2030 40,221
Nomura Holdings, Inc.
67,000 2.172%,  7/14/2028 61,851
69,000 5.783%,  7/3/2034 70,764
Omega Healthcare Investors, Inc.
46,000 4.750%,  1/15/2028 45,889

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  48.7% Value
Financials  5.4% - continued
OneMain Finance Corporation
$ 107,000 3.500%,  1/15/2027 $ 102,552
49,000 3.875%,  9/15/2028 45,311
24,000 6.750%,  3/15/2032 23,556
Panther Escrow Issuer, LLC
80,000 7.125%,  6/1/2031
a
81,515
Park Intermediate Holdings, LLC
78,000 4.875%,  5/15/2029
a
72,799
Pebblebrook Hotel Trust,
Convertible
231,000 1.750%,  12/15/2026 215,870
PennyMac Financial Services, Inc.
26,000 6.875%,  2/15/2033
a
25,838
PNC Bank NA
45,000 2.700%,  10/22/2029 41,268
PNC Financial Services Group,
Inc.
42,000 6.200%,  9/15/2027
b,h
42,584
36,000 5.582%,  6/12/2029
b
37,018
58,000 6.250%,  3/15/2030
b,h
58,297
40,000 6.875%,  10/20/2034
b
44,226
PRA Group, Inc.
44,000 8.375%,  2/1/2028
a
44,968
Preferred Term Securities XXIII,
Ltd./Preferred Term Securities
XXIII, Inc.
27,284
4.761%,  (TSFR3M +
0.462%), 12/22/2036, Ser.
A-FP
a,b
24,779
Prologis Targeted US Logistics
Fund, LP
58,000 5.250%,  4/1/2029
a
59,181
35,000 5.250%,  1/15/2035
a
34,876
Prologis, LP
48,000 5.250%,  3/15/2054 45,526
Provident Financing Trust I
42,000 7.405%,  3/15/2038 44,313
Prudential Financial, Inc.
42,000 5.125%,  3/1/2052
b
39,978
43,000 6.750%,  3/1/2053
b
44,873
100,000 6.500%,  3/15/2054
b
101,844
42,000 3.700%,  10/1/2050
b
37,900
Realty Income Corporation
75,000 3.200%,  1/15/2027 73,222
Regency Centers, LP
61,000 5.250%,  1/15/2034 61,067
Regions Financial Corporation
40,000 2.250%,  5/18/2025 39,853
49,000 5.750%,  6/15/2025
b,e,h
48,730
Reinsurance Group of America,
Inc.
44,000 6.000%,  9/15/2033 45,645
79,000 5.750%,  9/15/2034 80,357
RenaissanceRe Holdings, Ltd.
75,000 5.800%,  4/1/2035 76,813
Rexford Industrial Realty, LP,
Convertible
34,000 4.375%,  3/15/2027
a
33,898
54,000 4.125%,  3/15/2029
a
53,352
RGA Global Funding
37,000 5.500%,  1/11/2031
a
38,028
RHP Hotel Properties, LP/RHP
Finance Corporation
14,000 4.750%,  10/15/2027 13,665
Principal
Amount Long-Term Fixed Income  48.7% Value
Financials  5.4% - continued
$ 28,000 4.500%,  2/15/2029
a
$ 26,489
RLJ Lodging Trust, LP
26,000 4.000%,  9/15/2029
a
23,323
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
20,000 3.625%,  3/1/2029
a
18,445
38,000 3.875%,  3/1/2031
a
34,040
20,000 4.000%,  10/15/2033
a
17,156
Ryan Specialty, LLC
15,000 4.375%,  2/1/2030
a
14,272
48,000 5.875%,  8/1/2032
a
47,409
Santander Holdings USA, Inc.
90,000 3.450%,  6/2/2025 89,764
41,000 2.490%,  1/6/2028
b
39,296
65,000 5.473%,  3/20/2029
b
65,366
Santander UK Group Holdings plc
92,000 1.673%,  6/14/2027
b
88,628
Service Properties Trust
25,000 5.500%,  12/15/2027 24,115
20,000 8.625%,  11/15/2031
a
21,098
Simon Property Group, LP
73,000 2.650%,  7/15/2030 66,053
41,000 6.250%,  1/15/2034 44,029
Sixth Street Lending Partners
36,000 6.125%,  7/15/2030
a
36,233
SLM Corporation
7,000 6.500%,  1/31/2030 7,183
Societe Generale SA
41,000 1.488%,  12/14/2026
a,b
40,053
25,000 10.000%,  11/14/2028
a,b,h
27,034
Standard Chartered plc
63,000 2.608%,  1/12/2028
a,b
60,691
Starwood Property Trust, Inc.
12,000 6.500%,  10/15/2030
a
11,889
Starwood Property Trust, Inc.,
Convertible
72,000 6.750%,  7/15/2027 75,993
State Street Corporation
28,000 6.700%,  3/15/2029
b,h
28,707
44,000 4.421%,  5/13/2033
b
42,655
Sumitomo Life Insurance Company
90,000 3.375%,  4/15/2081
a,b
80,280
Sumitomo Mitsui Financial Group,
Inc.
75,000 5.716%,  9/14/2028 77,686
54,000 5.766%,  1/13/2033 56,215
Summit Hotel Properties, Inc.,
Convertible
51,000 1.500%,  2/15/2026 48,646
Synchrony Financial
29,000 5.935%,  8/2/2030
b
29,408
29,000 7.250%,  2/2/2033 29,853
Synovus Bank
40,000 5.625%,  2/15/2028 40,190
Toronto-Dominion Bank
32,000 8.125%,  10/31/2082
b
33,101
57,000 5.523%,  7/17/2028 58,604
44,000 4.456%,  6/8/2032 42,481
24,000 5.146%,  9/10/2034
b
23,769
TrueNoord Capital DAC
27,000 8.750%,  3/1/2030
a,e
27,403
Truist Bank
42,000 2.250%,  3/11/2030 36,824

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  48.7% Value
Financials  5.4% - continued
Truist Financial Corporation
$ 74,000 6.047%,  6/8/2027
b
$ 75,232
37,000 1.887%,  6/7/2029
b
33,898
85,000 5.100%,  3/1/2030
b,h
82,433
64,000 5.153%,  8/5/2032
b
64,108
56,000 5.711%,  1/24/2035
b
57,177
U.S. Bancorp
65,000 4.548%,  7/22/2028
b
65,009
19,000 5.836%,  6/12/2034
b
19,606
56,000 5.678%,  1/23/2035
b
57,249
UBS Group AG
60,000 4.875%,  2/12/2027
a,b,h
58,201
88,000 3.869%,  1/12/2029
a,b
85,956
UniCredit SPA
28,000 5.861%,  6/19/2032
a,b
28,093
United Wholesale Mortgage, LLC
76,000 5.500%,  4/15/2029
a
73,273
UnitedHealth Group, Inc.
119,000 5.375%,  4/15/2054 113,057
88,000 4.200%,  5/15/2032 84,607
USB Realty Corporation
49,000
5.711%,  (TSFR3M +
1.409%), 1/15/2027
a,b,h
39,786
Ventas Realty, LP, Convertible
64,000 3.750%,  6/1/2026 82,336
Vornado Realty, LP
21,000 3.400%,  6/1/2031 17,781
Wells Fargo & Company
30,000 3.900%,  3/15/2026
b,h
29,402
119,000 2.188%,  4/30/2026
b
118,752
41,000 3.526%,  3/24/2028
b
40,174
89,000 3.584%,  5/22/2028
b
87,138
65,000 4.808%,  7/25/2028
b
65,209
58,000 7.625%,  9/15/2028
b,e,h
61,958
90,000 4.478%,  4/4/2031
b
88,462
29,000 5.389%,  4/24/2034
b
29,200
40,000 5.557%,  7/25/2034
b
40,703
37,000 6.491%,  10/23/2034
b
39,915
161,000 5.499%,  1/23/2035
b
163,190
Welltower OP, LLC, Convertible
121,000 2.750%,  5/15/2028
a
197,230
Westpac Banking Corporation
67,000 4.110%,  7/24/2034
b
64,017
Willis North America, Inc.
40,000 5.900%,  3/5/2054 39,409
90,000 4.500%,  9/15/2028 89,321
XHR, LP
27,000 4.875%,  6/1/2029
a
25,291
12,000 6.625%,  5/15/2030
a
11,781
Total 20,805,828
Foreign Government  0.1%
NBN Company, Ltd.
82,000 2.625%,  5/5/2031
a
73,047
Saudi Arabian Oil Company
58,000 5.750%,  7/17/2054
a
54,732
Teine Energy, Ltd.
50,000 6.875%,  4/15/2029
a
48,886
Total 176,665
Principal
Amount Long-Term Fixed Income  48.7% Value
Mortgage-Backed Securities  13.8%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
$ 314,508 2.000%,  1/1/2052 $ 253,754
1,645,144 2.500%,  5/1/2051 1,387,638
935,249 3.500%,  5/1/2052 850,594
998,099 4.000%,  5/1/2052 939,062
2,573,113 5.000%,  7/1/2053 2,539,702
674,955 5.500%,  7/1/2053 679,907
288,437 5.000%,  8/1/2053 286,075
379,845 5.500%,  9/1/2053 384,189
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
843,941 2.500%,  7/1/2030 811,717
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
796,966 3.500%,  5/1/2040 751,075
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
2,425,365 3.000%,  1/1/2052 2,120,539
370,760 2.000%,  2/1/2051 299,140
244,483 2.000%,  2/1/2051 197,257
1,151,548 2.500%,  2/1/2051 970,617
1,282,222 2.500%,  2/1/2051 1,069,473
2,430,087 2.000%,  3/1/2051 1,945,751
1,176,865 4.000%,  3/1/2051 1,107,651
2,608,332 3.000%,  3/1/2052 2,266,201
1,686,160 2.000%,  4/1/2051 1,342,768
1,586,716 3.000%,  4/1/2051 1,386,838
1,621,693 3.000%,  5/1/2050 1,411,438
445,384 2.000%,  5/1/2051 357,613
789,320 3.000%,  5/1/2051 696,810
835,974 3.000%,  6/1/2050 743,624
338,202 4.000%,  6/1/2052 316,224
1,514,037 5.000%,  6/1/2053 1,496,393
1,880,752 2.500%,  7/1/2051 1,592,554
619,669 3.500%,  7/1/2051 564,755
970,026 4.000%,  7/1/2052 906,991
762,543 2.500%,  8/1/2050 645,518
1,327,706 3.500%,  8/1/2050 1,213,588
1,645,950 3.500%,  8/1/2052 1,486,840
1,068,414 4.500%,  8/1/2052 1,024,753
379,925 5.000%,  8/1/2053 375,498
1,126,990 3.500%,  9/1/2052 1,025,035
481,033 3.500%,  9/1/2052 437,491
323,684 5.000%,  9/1/2052 319,123
269,777 4.500%,  9/1/2053 259,678
850,898 4.500%,  9/1/2053 816,378
1,658,260 4.000%,  10/1/2052 1,554,610
454,490 2.000%,  11/1/2051 366,180
619,667 3.500%,  11/1/2052 565,430
1,812,211 2.000%,  12/1/2050 1,455,100
3,092,813 4.500%,  12/1/2052 2,979,075
1,700,000 6.000%,  4/1/2041 1,726,591
300,000 5.500%,  5/1/2041 299,343
775,000 4.500%,  4/1/2049 741,262
250,000 3.500%,  5/1/2049 225,304
2,575,000 5.000%,  5/1/2049 2,521,518
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
2,118,413 2.500%,  3/1/2062 1,713,236

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  48.7% Value
Mortgage-Backed Securities  13.8% -
continued
$ 729,024 3.500%,  7/1/2061 $ 645,770
855,041 4.000%,  12/1/2061 790,684
Total 52,864,355
Technology  1.5%
Accenture Capital, Inc.
49,000 4.500%,  10/4/2034 47,347
Adobe, Inc.
68,000 5.300%,  1/17/2035
e
70,026
Advanced Micro Devices, Inc.
44,000 3.924%,  6/1/2032 41,821
Akamai Technologies, Inc.,
Convertible
30,000 0.125%,  5/1/2025 29,865
72,000 0.375%,  9/1/2027 70,092
92,000 1.125%,  2/15/2029 87,400
Analog Devices, Inc.
22,000 2.100%,  10/1/2031 18,891
Apple, Inc.
201,000 3.750%,  9/12/2047 159,751
Array Technologies, Inc.,
Convertible
125,000 1.000%,  12/1/2028 91,664
Block, Inc.
104,000 6.500%,  5/15/2032
a
105,048
Block, Inc., Convertible
18,000 0.250%,  11/1/2027 15,840
Boost Newco Borrower, LLC
70,000 7.500%,  1/15/2031
a
72,866
Broadcom, Inc.
41,000 4.000%,  4/15/2029
a
40,018
30,000 4.800%,  10/15/2034 29,285
Cadence Design Systems, Inc.
22,000 4.700%,  9/10/2034 21,481
Cisco Systems, Inc.
80,000 5.350%,  2/26/2064 77,783
Clarivate Science Holdings
Corporation
30,000 3.875%,  7/1/2028
a
27,829
Cloud Software Group, Inc.
148,000 6.500%,  3/31/2029
a
143,866
CommScope, LLC
25,000 4.750%,  9/1/2029
a
22,226
25,000 9.500%,  12/15/2031
a
25,750
Consensus Cloud Solutions, Inc.
14,000 6.000%,  10/15/2026
a
13,901
CoreLogic, Inc.
17,000 4.500%,  5/1/2028
a
15,823
CSG Systems International, Inc.,
Convertible
73,000 3.875%,  9/15/2028 78,694
Dayforce, Inc., Convertible
120,000 0.250%,  3/15/2026 114,600
Dell International, LLC/EMC
Corporation
55,000 4.750%,  4/1/2028 55,251
Dell, Inc.
53,000 6.500%,  4/15/2038 55,921
Diebold Nixdorf, Inc.
61,000 7.750%,  3/31/2030
a
63,231
Fiserv, Inc.
78,000 5.350%,  3/15/2031 79,983
Principal
Amount Long-Term Fixed Income  48.7% Value
Technology  1.5% - continued
$ 20,000 5.600%,  3/2/2033 $ 20,552
78,000 5.450%,  3/15/2034 79,071
58,000 5.150%,  8/12/2034 57,527
Gen Digital, Inc.
2,000 6.750%,  9/30/2027
a
2,025
34,000 7.125%,  9/30/2030
a
34,704
12,000 6.250%,  4/1/2033
a
11,945
Global Payments, Inc.
48,000 5.950%,  8/15/2052 46,444
64,000 4.950%,  8/15/2027 64,519
45,000 3.200%,  8/15/2029 42,131
Global Payments, Inc., Convertible
144,000 1.500%,  3/1/2031 135,648
Hewlett Packard Enterprise
Company
44,000 4.850%,  10/15/2031 43,545
IBM International Capital Private,
Ltd.
59,000 5.300%,  2/5/2054 55,184
II-VI, Inc.
26,000 5.000%,  12/15/2029
a
24,803
Intel Corporation
103,000 4.900%,  7/29/2045 86,521
InterDigital, Inc., Convertible
32,000 3.500%,  6/1/2027 85,936
Iron Mountain, Inc.
55,000 5.000%,  7/15/2028
a
53,324
47,000 4.875%,  9/15/2029
a
44,862
66,000 4.500%,  2/15/2031
a
60,501
Jabil, Inc.
41,000 5.450%,  2/1/2029 41,776
Marvell Technology, Inc.
44,000 2.950%,  4/15/2031 39,266
Mastercard, Inc.
40,000 2.000%,  11/18/2031 34,118
48,000 4.875%,  5/9/2034 48,122
Microchip Technology, Inc.
25,000 5.050%,  3/15/2029 25,169
Microchip Technology, Inc.,
Convertible
108,000 0.750%,  6/1/2030
a
100,926
Moody's Corporation
42,000 4.250%,  8/8/2032 40,564
NCR Atleos Corporation
23,000 9.500%,  4/1/2029
a
24,939
NCR Voyix Corporation
42,000 5.000%,  10/1/2028
a
40,413
26,000 5.125%,  4/15/2029
a
24,763
Neptune Bidco US, Inc.
93,000 9.290%,  4/15/2029
a
80,692
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
17,000 2.700%,  5/1/2025 16,970
45,000 4.300%,  6/18/2029 44,092
ON Semiconductor Corporation,
Convertible
110,000 Zero Coupon,  5/1/2027 116,187
123,000 0.500%,  3/1/2029 105,940
Open Text Corporation
74,000 3.875%,  12/1/2029
a
67,315
Open Text Holdings, Inc.
80,000 4.125%,  2/15/2030
a
72,956

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  48.7% Value
Technology  1.5% - continued
Oracle Corporation
$ 66,000 5.375%,  9/27/2054 $ 60,188
141,000 6.900%,  11/9/2052 155,434
43,000 6.150%,  11/9/2029 45,519
112,000 2.950%,  4/1/2030 102,894
64,000 6.250%,  11/9/2032 68,259
PayPal Holdings, Inc.
80,000 5.500%,  6/1/2054 77,307
Pitney Bowes, Inc.
14,000 6.875%,  3/15/2027
a
13,982
Progress Software Corporation,
Convertible
28,000 1.000%,  4/15/2026
e
29,890
28,000 3.500%,  3/1/2030
e
29,400
RingCentral, Inc.
55,000 8.500%,  8/15/2030
a
57,814
Rocket Software, Inc.
34,000 9.000%,  11/28/2028
a
35,062
S&P Global, Inc.
41,000 2.900%,  3/1/2032 36,558
Seagate HDD Cayman
50,330 9.625%,  12/1/2032 56,607
Semtech Corporation, Convertible
58,000 1.625%,  11/1/2027
e
71,340
Sensata Technologies BV
13,000 4.000%,  4/15/2029
a
11,948
Sensata Technologies, Inc.
16,000 3.750%,  2/15/2031
a
13,970
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
20,000 4.625%,  11/1/2026
a
19,643
SS&C Technologies, Inc.
56,000 5.500%,  9/30/2027
a
55,576
12,000 6.500%,  6/1/2032
a
12,130
Synaptics, Inc., Convertible
78,000 0.750%,  12/1/2031
a
73,320
Synopsys, Inc.
48,000 5.700%,  4/1/2055 47,660
Texas Instruments, Inc.
40,000 5.150%,  2/8/2054 37,948
UKG, Inc.
29,000 6.875%,  2/1/2031
a
29,419
Verint Systems, Inc., Convertible
59,000 0.250%,  4/15/2026 55,814
Verisk Analytics, Inc.
26,000 5.250%,  3/15/2035 25,967
Viavi Solutions, Inc.
55,000 3.750%,  10/1/2029
a
50,295
Viavi Solutions, Inc., Convertible
64,000 1.625%,  3/15/2026 68,560
Vishay Intertechnology, Inc.,
Convertible
111,000 2.250%,  9/15/2030 97,958
VMware, LLC
91,000 1.400%,  8/15/2026 87,147
94,000 4.700%,  5/15/2030 93,175
56,000 2.200%,  8/15/2031 47,598
Western Digital Corporation,
Convertible
182,000 3.000%,  11/15/2028 234,052
Xerox Holdings Corporation
7,000 5.000%,  8/15/2025
a
6,922
110,000 5.500%,  8/15/2028
a
77,236
Principal
Amount Long-Term Fixed Income  48.7% Value
Technology  1.5% - continued
Xerox Holdings Corporation,
Convertible
$ 98,000 3.750%,  3/15/2030 $ 55,370
Xilinx, Inc.
28,000 2.375%,  6/1/2030 25,224
Ziff Davis, Inc., Convertible
4,000 1.750%,  11/1/2026 3,748
45,000 3.625%,  3/1/2028
a
41,794
Total 5,662,431
Transportation  0.3%
Air Canada
26,000 3.875%,  8/15/2026
a
25,425
Air Transport Services Group, Inc.,
Convertible
78,000 3.875%,  8/15/2029 77,696
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
55,000 5.500%,  4/20/2026
a
54,850
45,790 5.750%,  4/20/2029
a
44,805
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
35,000 5.375%,  3/1/2029
a
31,566
Burlington Northern Santa Fe, LLC
40,000 5.500%,  3/15/2055 39,849
DCLI Bidco, LLC
22,000 7.750%,  11/15/2029
a
22,644
Delta Air Lines, Inc.
82,000 4.375%,  4/19/2028 80,355
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
23,970 4.500%,  10/20/2025
a
23,887
ERAC USA Finance, LLC
80,000 5.200%,  10/30/2034
a
80,693
Greenbrier Companies, Inc.,
Convertible
58,000 2.875%,  4/15/2028 64,171
JetBlue Airways Corporation/
JetBlue Loyalty, LP
44,000 9.875%,  9/20/2031
a
43,432
Mileage Plus Holdings, LLC
53,100 6.500%,  6/20/2027
a
53,329
Norfolk Southern Corporation
64,000 4.450%,  3/1/2033 61,839
OneSky Flight, LLC
60,000 8.875%,  12/15/2029
a
60,641
Penske Truck Leasing Company,
LP/PTL Finance Corporation
35,000 1.200%,  11/15/2025
a
34,211
47,000 1.700%,  6/15/2026
a
45,387
Rand Parent, LLC
62,000 8.500%,  2/15/2030
a,e
61,381
RXO, Inc.
23,000 7.500%,  11/15/2027
a
23,650
Ryder System, Inc.
37,000 2.850%,  3/1/2027 35,795
Southwest Airlines Company
42,000 5.125%,  6/15/2027 42,280
Star Leasing Company, LLC
24,000 7.625%,  2/15/2030
a
23,066
Stena International SA
45,000 7.250%,  1/15/2031
a
44,979

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  48.7% Value
Transportation  0.3% - continued
Stonepeak Nile Parent, LLC
$ 19,000 7.250%,  3/15/2032
a
$ 19,367
Union Pacific Corporation
30,000 5.600%,  12/1/2054 30,131
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
17,000 7.875%,  5/1/2027
a
16,694
29,000 6.375%,  2/1/2030
a
25,405
Total 1,167,528
U.S. Government & Agencies  5.9%
U.S. Treasury Bonds
300,000 4.250%,  2/15/2054 282,656
3,200,000 4.750%,  11/15/2053 3,270,875
1,200,000 4.625%,  2/15/2035 1,239,750
2,190,000 3.250%,  5/15/2042 1,850,464
4,510,000 3.375%,  8/15/2042 3,866,444
1,200,000 4.750%,  2/15/2045 1,221,937
U.S. Treasury Notes
200,000 0.500%,  2/28/2026 193,584
870,000 0.500%,  4/30/2027 811,343
1,550,000 1.125%,  2/29/2028 1,433,387
3,100,000 4.125%,  7/31/2028 3,121,918
2,500,000 3.500%,  9/30/2029 2,454,590
715,000 1.375%,  11/15/2031 603,840
900,000 4.125%,  11/15/2032 901,336
100,000 3.375%,  5/15/2033 94,723
1,200,000 4.000%,  2/15/2034 1,183,688
Total 22,530,535
Utilities  1.8%
AES Corporation
30,000 7.600%,  1/15/2055
b
30,273
72,000 3.950%,  7/15/2030
a
67,523
Algonquin Power & Utilities
Corporation
105,000 4.750%,  1/18/2082
b
100,012
Alliant Energy Corporation,
Convertible
53,000 3.875%,  3/15/2026 56,657
Alpha Generation, LLC
21,000 6.750%,  10/15/2032
a
21,014
Ameren Corporation
45,000 1.750%,  3/15/2028 41,470
American Electric Power
Company, Inc.
51,000 6.950%,  12/15/2054
b
52,023
44,000 2.300%,  3/1/2030 39,072
American Water Capital
Corporation
58,000 5.450%,  3/1/2054 55,904
American Water Capital
Corporation, Convertible
80,000 3.625%,  6/15/2026 81,680
Arizona Public Service Company
37,000 5.550%,  8/1/2033 37,454
Atmos Energy Corporation
30,000 5.000%,  12/15/2054 27,124
Calpine Corporation
50,000 4.500%,  2/15/2028
a
48,472
CenterPoint Energy, Inc.
29,000 7.000%,  2/15/2055
b
29,444
14,000 6.700%,  5/15/2055
b
13,804
Principal
Amount Long-Term Fixed Income  48.7% Value
Utilities  1.8% - continued
$ 56,000 1.450%,  6/1/2026 $ 54,020
67,000 2.650%,  6/1/2031 58,808
CenterPoint Energy, Inc.,
Convertible
89,000 4.250%,  8/15/2026 96,298
2,208 3.369%,  9/15/2029 99,846
CMS Energy Corporation,
Convertible
67,000 3.375%,  5/1/2028 74,102
Consolidated Edison Company of
New York, Inc.
120,000 5.700%,  5/15/2054 119,604
Constellation Energy Generation,
LLC
60,000 5.750%,  3/15/2054 57,724
41,000 5.800%,  3/1/2033 42,459
Dominion Energy, Inc.
48,000 6.875%,  2/1/2055
b
49,697
48,000 7.000%,  6/1/2054
b
50,451
45,000 3.375%,  4/1/2030 42,054
DTE Energy Company
42,000 4.875%,  6/1/2028 42,256
Duke Energy Carolinas, LLC
121,000 5.400%,  1/15/2054 116,672
Duke Energy Corporation
56,000 3.250%,  1/15/2082
b
52,856
55,000 5.800%,  6/15/2054 53,814
33,000 6.450%,  9/1/2054
b
32,944
43,000 4.500%,  8/15/2032 41,474
44,000 5.750%,  9/15/2033 45,856
Duke Energy Corporation,
Convertible
130,000 4.125%,  4/15/2026 140,894
Duke Energy Ohio, Inc.
40,000 5.550%,  3/15/2054 38,739
Edison International
28,000 7.875%,  6/15/2054
b
26,948
54,000 4.950%,  4/15/2025 53,979
43,000 5.000%,  12/15/2026
b,h
38,848
Enel Finance International NV
93,000 1.625%,  7/12/2026
a
89,545
Entergy Corporation
45,000 1.900%,  6/15/2028 41,356
Entergy Louisiana, LLC
40,000 5.800%,  3/15/2055 39,806
Evergy, Inc., Convertible
82,000 4.500%,  12/15/2027 96,367
Eversource Energy
90,000 4.600%,  7/1/2027 90,070
Exelon Corporation
157,000 5.600%,  3/15/2053 151,183
45,000 4.050%,  4/15/2030 43,597
Fells Point Funding Trust
100,000 3.046%,  1/31/2027
a
96,883
FirstEnergy Corporation,
Convertible
119,000 4.000%,  5/1/2026 120,547
Georgia Power Company
25,000 4.950%,  5/17/2033 24,828
ITC Holdings Corporation
43,000 4.950%,  9/22/2027
a
43,300
Jersey Central Power & Light
Company
80,000 2.750%,  3/1/2032
a
69,140

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  48.7% Value
Utilities  1.8% - continued
Lightning Power, LLC
$ 45,000 7.250%,  8/15/2032
a
$ 46,331
Long Ridge Energy, LLC
37,000 8.750%,  2/15/2032
a
35,743
MidAmerican Energy Company
161,000 5.300%,  2/1/2055 152,883
National Rural Utilities Cooperative
Finance Corporation
40,000 4.850%,  2/7/2029 40,431
NextEra Energy Capital Holdings,
Inc.
61,000 5.900%,  3/15/2055 60,912
31,000 3.800%,  3/15/2082
b
29,166
68,000 6.750%,  6/15/2054
b
69,411
45,000 2.250%,  6/1/2030 39,813
21,000 5.300%,  3/15/2032 21,342
NextEra Energy Capital Holdings,
Inc., Convertible
63,000 3.000%,  3/1/2027 72,702
NiSource, Inc.
15,000 6.375%,  3/31/2055
b
14,822
13,000 5.850%,  4/1/2055 12,922
32,000 6.950%,  11/30/2054
b
32,444
45,000 2.950%,  9/1/2029 41,837
Northern States Power Company/
MN
40,000 5.400%,  3/15/2054 38,837
NRG Energy, Inc.
34,000 2.000%,  12/2/2025
a
33,293
46,000 10.250%,  3/15/2028
a,b,h
50,647
24,000 3.375%,  2/15/2029
a
22,036
35,000 5.250%,  6/15/2029
a
34,109
20,000 6.000%,  2/1/2033
a
19,457
20,000 6.250%,  11/1/2034
a
19,688
NRG Energy, Inc., Convertible
40,000 2.750%,  6/1/2048 93,115
Oncor Electric Delivery Company,
LLC
52,000 5.550%,  6/15/2054 50,792
Pacific Gas and Electric Company
40,000 6.750%,  1/15/2053 41,773
78,000 5.550%,  5/15/2029 79,065
82,000 6.950%,  3/15/2034 88,855
PG&E Corporation
28,000 7.375%,  3/15/2055
b
27,520
38,000 5.000%,  7/1/2028 36,967
PG&E Corporation, Convertible
254,000 4.250%,  12/1/2027 268,351
Pinnacle West Capital Corporation,
Convertible
46,000 4.750%,  6/15/2027
a
51,632
PPL Capital Funding, Inc.
56,000 5.250%,  9/1/2034 55,723
PPL Capital Funding, Inc.,
Convertible
78,000 2.875%,  3/15/2028 87,282
San Diego Gas & Electric
Company
40,000 5.550%,  4/15/2054 38,638
Sempra
28,000 6.550%,  4/1/2055
b
26,637
28,000 6.625%,  4/1/2055
b
27,338
31,000 6.400%,  10/1/2054
b
29,403
28,000 6.875%,  10/1/2054
b
27,725
Principal
Amount Long-Term Fixed Income  48.7% Value
Utilities  1.8% - continued
$ 28,000 4.875%,  10/15/2025
b,h
$ 27,732
Southern California Edison
Company
79,000 5.450%,  6/1/2031 80,050
Southern Company
53,000 5.700%,  10/15/2032 55,089
78,000 4.850%,  3/15/2035 75,491
35,000 4.000%,  1/15/2051
b
34,555
109,000 3.750%,  9/15/2051
b
105,916
Southern Company, Convertible
149,000 3.875%,  12/15/2025 165,837
80,000 4.500%,  6/15/2027
a
88,064
Talen Energy Supply, LLC
55,000 8.625%,  6/1/2030
a
58,339
TerraForm Power Operating, LLC
104,000 5.000%,  1/31/2028
a
100,655
TXNM Energy, Inc., Convertible
93,000 5.750%,  6/1/2054
a
116,032
Virginia Electric and Power
Company
55,000 5.350%,  1/15/2054 51,724
Vistra Corporation
28,000 8.000%,  10/15/2026
a,b,h
28,733
69,000 7.000%,  12/15/2026
a,b,h
69,869
Vistra Operations Company, LLC
113,000 5.000%,  7/31/2027
a
111,254
WEC Energy Group, Inc.,
Convertible
63,000 4.375%,  6/1/2027
a
73,731
67,000 4.375%,  6/1/2029
a
80,174
Xcel Energy, Inc.
45,000 4.000%,  6/15/2028 44,114
64,000 4.600%,  6/1/2032 61,698
39,000 5.600%,  4/15/2035 39,154
XPLR Infrastructure Operating
Partners, LP
81,000 3.875%,  10/15/2026
a
77,910
7,000 8.375%,  1/15/2031
a,e
6,884
7,000 8.625%,  3/15/2033
a,e
6,810
XPLR Infrastructure, LP,
Convertible
188,000 Zero Coupon,  11/15/2025
a,e
181,420
36,000 2.500%,  6/15/2026
a,e
34,326
Total 6,734,094
Total Long-Term Fixed Income
(cost $189,854,047) 186,194,181
Shares Common Stock 29.8% Value
Communications Services  2.0%
4,137 Alphabet, Inc., Class A 639,746
13,728 Alphabet, Inc., Class C 2,144,725
6,439 AT&T, Inc. 182,095
3,818 Cogent Communications Holdings 234,081
11,594 Comcast Corporation 427,819
4,954 Meta Platforms, Inc. 2,855,287
111 Netflix, Inc.
j
103,511
1,068 News Corporation, Class A 29,071
395 Spotify Technology SA
j
217,262
169 Tripadvisor, Inc.
j
2,395
16,335 Verizon Communications, Inc. 740,956
866 Walt Disney Company 85,474

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  29.8% Value
Communications Services  2.0% - continued
16,708 Warner Brothers Discovery, Inc.
j
$ 179,277
Total 7,841,699
Consumer Discretionary  3.3%
4,355 Advance Auto Parts, Inc. 170,760
16,225 Amazon.com, Inc.
j
3,086,968
2,931 Aptiv plc
j
174,394
3,211 Best Buy Company, Inc. 236,362
58 Booking Holdings, Inc. 267,201
1,127 Boot Barn Holdings, Inc.
j
121,074
3,801 Brunswick Corporation 204,684
75 Build-A-Bear Workshop, Inc. 2,788
4,935 Champion Homes, Inc.
j
467,641
1,503 Columbia Sportswear Company 113,762
229 Cooper-Standard Holdings, Inc.
j
3,508
1,954 Crocs, Inc.
j
207,515
1,671 D.R. Horton, Inc. 212,434
2,133 Deckers Outdoor Corporation
j
238,491
1,700 DoorDash, Inc.
j
310,709
4,205 eBay, Inc. 284,805
1,599 Expedia Group, Inc. 268,792
1,919 Garmin, Ltd. 416,672
336 Group 1 Automotive, Inc. 128,335
906 Hilton Worldwide Holdings, Inc. 206,160
2,414 Home Depot, Inc. 884,707
5,057 La-Z-Boy, Inc. 197,678
1,643 Lowe's Companies, Inc. 383,197
979 Lululemon Athletica, Inc.
j
277,116
1,482 Modine Manufacturing Company
j
113,743
3,223 NIKE, Inc. 204,596
36 NVR, Inc.
j
260,798
274 O'Reilly Automotive, Inc.
j
392,527
3,065 PUMA SE 74,762
83 Ross Stores, Inc. 10,607
2,711 SharkNinja, Inc.
j
226,124
3,491 Six Flags Entertainment
Corporation 124,524
3,560 Skechers USA, Inc.
j
202,137
12,436 Sony Group Corporation ADR
e
315,750
3,573 Tesla, Inc.
j
925,979
4,426 Wyndham Hotels & Resorts, Inc. 400,597
6,165 Yum China Holding, Inc. 320,950
Total 12,438,847
Consumer Staples  1.4%
2,192 BJ's Wholesale Club Holdings,
Inc.
j
250,107
726 Casey's General Stores, Inc. 315,113
949 Colgate-Palmolive Company 88,921
83 Costco Wholesale Corporation 78,500
32,244 Coty, Inc.
j
176,375
1,388 Hershey Company 237,390
1,279 J & J Snack Foods Corporation 168,470
2,032 J.M. Smucker Company 240,609
3,633 John B. Sanfilippo & Son, Inc. 257,434
16,877 Kenvue, Inc. 404,710
356 Keurig Dr Pepper, Inc. 12,182
1,291 Lamb Weston Holdings, Inc. 68,810
1,204 Lancaster Colony Corporation 210,700
6,725 Philip Morris International, Inc. 1,067,459
1,498 Procter & Gamble Company 255,289
6,663 Sysco Corporation 499,992
2,420 Turning Point Brands, Inc. 143,845
Shares Common Stock  29.8% Value
Consumer Staples  1.4% - continued
8,364 Walmart, Inc. $ 734,276
Total 5,210,182
Energy  1.3%
688 Archrock, Inc. 18,053
3,041 Baker Hughes Company 133,652
79 Cheniere Energy, Inc. 18,281
5,710 ConocoPhillips 599,664
16,557 Devon Energy Corporation 619,232
14,718 Enterprise Products Partners, LP 502,472
2,289 EOG Resources, Inc. 293,541
5,804 Expand Energy Corporation 646,101
8,777 Exxon Mobil Corporation 1,043,849
6,781 Halliburton Company 172,034
277 Hess Midstream, LP 11,714
618 Kinder Morgan, Inc. 17,632
1,492 Marathon Petroleum Corporation 217,369
3,501 Matador Resources Company 178,866
5,581 Noble Corporation plc 132,270
1,367 Schlumberger NV 57,141
2,742 Shell plc ADR 200,934
5,293 TechnipFMC plc 167,735
1,226 Williams Companies, Inc. 73,266
Total 5,103,806
Financials  4.7%
1,208 Allstate Corporation 250,141
12,037 Ally Financial, Inc. 438,989
1,008 Amalgamated Financial
Corporation 28,980
815 American Express Company 219,276
3,799 American International Group, Inc. 330,285
1,008 Ameriprise Financial, Inc. 487,983
3,823 Arch Capital Group, Ltd. 367,696
21,382 Bank of America Corporation 892,271
95 Bank of Marin Bancorp 2,097
4,450 Bank of N.T. Butterfield & Son, Ltd. 173,194
3,967 Bank of New York Mellon
Corporation 332,712
295 BankUnited, Inc. 10,160
751 Berkshire Hathaway, Inc.
j
399,968
10,256 Bridgewater Bancshares, Inc.
j
142,456
2,120 Capital One Financial Corporation 380,116
231 Cboe Global Markets, Inc. 52,273
9,560 Charles Schwab Corporation 748,357
1,451 Chubb, Ltd. 438,187
678 Citigroup, Inc. 48,131
487 Community Trust Bancorp, Inc. 24,525
1,761 Discover Financial Services 300,603
4,507 Donnelley Financial Solutions, Inc.
j
197,001
367 Ellington Credit Company 1,985
227 Enact Holdings, Inc. 7,888
13,580 F.N.B. Corporation 182,651
140 FactSet Research Systems, Inc. 63,650
1,354 Federal Agricultural Mortgage
Corporation 253,888
188 Financial Institutions, Inc. 4,692
992 First Bancorp/Puerto Rico 19,017
971 First Busey Corporation 20,974
144 First Citizens BancShares, Inc./NC 266,993
132 First Mid-Illinois Bancshares, Inc. 4,607
677 Fiserv, Inc.
j
149,502
1,444 Fulton Financial Corporation 26,122
5,150 Glacier Bancorp, Inc. 227,733
383 Great Southern Bancorp, Inc. 21,207

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  29.8% Value
Financials  4.7% - continued
99 Hanmi Financial Corporation $ 2,243
406 Hometrust Bancshares, Inc. 13,918
1,072 Houlihan Lokey, Inc. 173,128
61 Independent Bank Corporation/MI 1,878
5,158 Intercontinental Exchange, Inc. 889,755
5,277 J.P. Morgan Chase & Company 1,294,448
18,526 KeyCorp 296,231
1,297 Kinsale Capital Group, Inc. 631,263
663 Marsh & McLennan Companies,
Inc. 161,792
750 Mastercard, Inc. 411,090
4,295 MetLife, Inc. 344,845
821 MidWestOne Financial Group, Inc. 24,310
521 MSCI, Inc. 294,625
6,453 Nasdaq, Inc. 489,525
3,033 Northern Trust Corporation 299,205
12,530 Nuveen Credit Strategies Income
Fund, Rights
j
376
1,527 OceanFirst Financial Corporation 25,974
689 OFG Bancorp 27,574
652 Old Second Bancorp, Inc. 10,849
81 PNC Financial Services Group,
Inc. 14,237
299 Popular, Inc. 27,619
760 Progressive Corporation 215,088
2,923 Prosperity Bancshares, Inc. 208,614
7,019 Radian Group, Inc. 232,118
4,572 RLI Corporation 367,269
320 Robinhood Markets, Inc.
j
13,318
508 S&P Global, Inc. 258,115
2,695 Tradeweb Markets, Inc. 400,100
4,205 Triumph Financial, Inc.
j
243,049
1,055 Truist Financial Corporation 43,413
12 TrustCo Bank Corporation NY 366
808 Trustmark Corporation 27,868
285 U.S. Bancorp 12,033
3,492 Visa, Inc. 1,223,806
15,400 Wells Fargo & Company 1,105,566
6,207 Western Alliance Bancorp 476,884
5,765 Zions Bancorp NA 287,443
Total 18,066,245
Health Care  3.5%
2,553 Abbott Laboratories 338,655
295 AbbVie, Inc. 61,808
4,368 ADMA Biologics, Inc.
j
86,661
2,772 Agilent Technologies, Inc. 324,269
721 Align Technology, Inc.
j
114,538
1,444 Amgen, Inc. 449,878
8,715 Avantor, Inc.
j
141,270
2,169 BioMarin Pharmaceutical, Inc.
j
153,327
3,688 Boston Scientific Corporation
j
372,045
2,890 Centene Corporation
j
175,452
344 Chemed Corporation 211,670
995 Cigna Group 327,355
7,006 Concentra Group Holdings Parent,
Inc. 152,030
855 Cooper Companies, Inc.
j
72,119
3,212 Danaher Corporation 658,460
981 Eli Lilly & Company 810,218
2,022 Encompass Health Corporation 204,788
3,812 Gilead Sciences, Inc. 427,135
600 Humana, Inc. 158,760
569 IDEXX Laboratories, Inc.
j
238,952
650 Insulet Corporation
j
170,696
Shares Common Stock  29.8% Value
Health Care  3.5% - continued
713 Intuitive Surgical, Inc.
j
$ 353,128
5,084 Johnson & Johnson 843,131
1,261 Labcorp Holdings, Inc. 293,485
432 Medpace Holdings, Inc.
j
131,626
5,600 Medtronic plc 503,216
4,851 Merck & Company, Inc. 435,426
155 Mettler-Toledo International, Inc.
j
183,041
2,306 Neurocrine Biosciences, Inc.
j
255,044
981 Penumbra, Inc.
j
262,329
16,230 Progyny, Inc.
j
362,578
314 Regeneron Pharmaceuticals, Inc. 199,148
1,440 Repligen Corporation
j
183,226
7,116 Sanofi SA ADR 394,653
7,785 Stevanato Group SPA 158,970
483 Stryker Corporation 179,797
612 Thermo Fisher Scientific, Inc. 304,531
4,247 Twist Bioscience Corporation
j
166,737
511 United Therapeutics Corporation
j
157,526
2,041 UnitedHealth Group, Inc. 1,068,974
663 Vertex Pharmaceuticals, Inc.
j
321,436
10,166 Viemed Healthcare, Inc.
j
74,008
940 Waters Corporation
j
346,456
3,351 Zimmer Biomet Holdings, Inc. 379,266
1,667 Zoetis, Inc. 274,472
Total 13,482,290
Industrials  4.0%
564 AECOM 52,300
4,843 Air Lease Corporation 233,965
6,175 Amentum Holdings, Inc.
j
112,385
1,388 AMETEK, Inc. 238,930
51 Armstrong World Industries, Inc. 7,185
1,073 Automatic Data Processing, Inc. 327,834
384 Axon Enterprise, Inc.
j
201,965
9,493 Badger Infrastructure Solutions,
Ltd. 256,348
6,283 Barrett Business Services, Inc. 258,545
207 Brady Corporation 14,622
1,605 BWX Technologies, Inc. 158,333
1,415 Caterpillar, Inc. 466,667
29,796 CNH Industrial NV 365,895
19,617 CSX Corporation 577,328
4,137 Dayforce, Inc.
j
241,311
6,831 Delta Air Lines, Inc. 297,832
2,988 Enerpac Tool Group Corporation 134,042
3,950 ExlService Holdings, Inc.
j
186,479
1,853 Expeditors International of
Washington, Inc. 222,823
8,729 Fastenal Company 676,934
1,476 Ferguson Enterprises, Inc. 236,499
6,097 Flowserve Corporation 297,777
10,388 Gates Industrial Corporation plc
j
191,243
1,314 General Dynamics Corporation 358,170
190 Graco, Inc. 15,867
88 Great Lakes Dredge & Dock
Corporation
j
766
5,569 Helios Technologies, Inc. 178,709
2,468 Hexcel Corporation 135,148
2,081 Honeywell International, Inc. 440,652
2,973 Howmet Aerospace, Inc. 385,687
741 IES Holdings, Inc.
j
122,347
1,663 Ingersoll Rand, Inc. 133,090
2,102 Jacobs Solutions, Inc. 254,111
1,544 JB Hunt Transport Services, Inc. 228,435

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  29.8% Value
Industrials  4.0% - continued
4,848 Knight-Swift Transportation
Holdings, Inc. $ 210,840
2,784 Korn Ferry 188,839
1,526 L3Harris Technologies, Inc. 319,407
1,271 Landstar System, Inc. 190,904
1,811 Leidos Holdings, Inc. 244,376
1,096 Lincoln Electric Holdings, Inc. 207,319
627 Lockheed Martin Corporation 280,087
760 Masco Corporation 52,850
15,021 Masterbrand, Inc.
j
196,174
1,936 Miller Industries, Inc. 82,028
1,178 Moog, Inc. 204,206
2,117 Old Dominion Freight Line, Inc. 350,258
154 Owens Corning, Inc. 21,994
682 Parker-Hannifin Corporation 414,554
1,109 Quanta Services, Inc. 281,886
3,798 Robert Half, Inc. 207,181
1,255 Rockwell Automation, Inc. 324,267
8,027 Schneider National, Inc. 183,417
7,009 Southwest Airlines Company 235,362
7,047 Timken Company 506,468
977 Trane Technologies plc 329,171
2,908 Trex Company, Inc.
j
168,955
7,073 Uber Technologies, Inc.
j
515,339
1,826 UFP Industries, Inc. 195,455
144 Union Pacific Corporation 34,019
1,620 United Airlines Holdings, Inc.
j
111,861
2,513 United Parcel Service, Inc. 276,405
504 United Rentals, Inc. 315,857
964 Verisk Analytics, Inc. 286,906
249 Waste Management, Inc. 57,646
4,116 WNS Holdings, Ltd.
j
253,093
Total 15,257,348
Information Technology  6.4%
139 Adobe, Inc.
j
53,311
6,324 Amphenol Corporation 414,791
18,087 Apple, Inc. 4,017,665
1,936 Applied Materials, Inc. 280,952
1,190 Arista Networks, Inc.
j
92,201
1,835 Autodesk, Inc.
j
480,403
7,192 Broadcom, Inc. 1,204,157
1,335 CDW Corporation 213,947
5,358 Ciena Corporation
j
323,784
13,703 Cisco Systems, Inc. 845,612
9,062 Cohu, Inc.
j
133,302
3,893 Crane NXT Company 200,100
44 Credo Technology Group Holding,
Ltd.
j
1,767
1,849 Datadog, Inc.
j
183,439
6,020 DocuSign, Inc.
j
490,028
1,095 Fabrinet
j
216,273
3,014 Fortinet, Inc.
j
290,128
1,523 Freshworks, Inc.
j
21,490
3,356 International Business Machines
Corporation 834,503
5,323 JFrog, Ltd.
j
170,336
863 Littelfuse, Inc. 169,787
11,153 Microsoft Corporation 4,186,725
577 Motorola Solutions, Inc. 252,616
390 NetApp, Inc. 34,258
33,939 NVIDIA Corporation 3,678,309
3,958 ON Semiconductor Corporation
j
161,051
752 Onto Innovation, Inc.
j
91,248
1,763 Palantir Technologies, Inc.
j
148,797
Shares Common Stock  29.8% Value
Information Technology  6.4% - continued
3,232 Pegasystems, Inc. $ 224,689
962 Plexus Corporation
j
123,261
3,972 Qorvo, Inc.
j
287,612
5,353 QUALCOMM, Inc. 822,274
2,547 Salesforce, Inc. 683,513
10,415 Samsung Electronics Company,
Ltd. 412,908
883 SAP AG ADR 237,032
847 ServiceNow, Inc.
j
674,331
1,901 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 315,566
2,800 TD SYNNEX Corporation 291,088
8,301 Trimble, Inc.
j
544,961
12,536 TTM Technologies, Inc.
j
257,113
2,192 Varonis Systems, Inc.
j
88,666
491 VeriSign, Inc.
j
124,650
941 Zebra Technologies Corporation
j
265,889
Total 24,544,533
Materials  1.1%
1,807 Albemarle Corporation 130,140
4,459 CF Industries Holdings, Inc. 348,471
3,807 Corteva, Inc. 239,574
3,626 DuPont de Nemours, Inc. 270,790
2,867 Eastman Chemical Company 252,611
2,092 Ecolab, Inc. 530,364
3,022 Greif, Inc. 166,180
4,101 Ingevity Corporation
j
162,359
14,265 Ivanhoe Mines, Ltd.
e,j
121,134
758 Linde plc 352,955
2,906 Nucor Corporation 349,708
4,963 Olin Corporation 120,303
279 Packaging Corporation of America 55,248
4,051 Steel Dynamics, Inc. 506,699
22,575 Tronox Holdings plc 158,928
347 United States Lime & Minerals, Inc. 30,668
1,471 United States Steel Corporation 62,164
3,151 West Fraser Timber Company, Ltd. 242,438
Total 4,100,734
Real Estate  1.0%
3,167 Agree Realty Corporation 244,461
312 Alexandria Real Estate Equities,
Inc. 28,863
677 AvalonBay Communities, Inc. 145,298
1,047 Broadstone Net Lease, Inc. 17,841
1,765 CBRE Group, Inc.
j
230,827
3,381 Crown Castle, Inc. 352,402
17,930 Cushman and Wakefield plc
j
183,245
165 Equinix, Inc. 134,533
8,979 Essential Properties Realty Trust,
Inc. 293,074
1,092 Extra Space Storage, Inc. 162,151
5,823 First Industrial Realty Trust, Inc. 314,209
15,230 Healthcare Realty Trust, Inc. 257,387
268 Innovative Industrial Properties,
Inc. 14,496
7,980 National Storage Affiliates Trust 314,412
1,908 Outfront Media, Inc. 30,795
2,126 RLJ Lodging Trust 16,774
10,766 Sabra Health Care REIT, Inc. 188,082
1,751 SBA Communications Corporation 385,237
1,883 Tanger, Inc. 63,626
3,671 Terreno Realty Corporation 232,081

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  29.8% Value
Real Estate  1.0% - continued
6,948 Uniti Group, Inc. $ 35,018
722 Zillow Group, Inc., Class C
j
49,500
Total 3,694,312
Utilities  1.1%
5,162 Alliant Energy Corporation 332,175
431 American Water Works Company,
Inc. 63,581
174 Black Hills Corporation 10,553
304 California Water Service Group 14,732
9,570 CenterPoint Energy, Inc. 346,721
703 Clearway Energy, Inc., Class C 21,280
1,285 Constellation Energy Corporation 259,095
4,667 Duke Energy Corporation 569,234
628 Edison International 37,002
7,515 Entergy Corporation 642,457
8,305 NiSource, Inc. 332,947
1,753 Northwestern Energy Group, Inc. 101,446
6,681 PG&E Corporation 114,780
3,629 Portland General Electric
Company 161,853
4,387 Public Service Enterprise Group,
Inc. 361,050
2,360 Spire, Inc. 184,670
13,247 UGI Corporation 438,078
2,839 Vistra Energy Corporation 333,412
Total 4,325,066
Total Common Stock
(cost $81,786,215) 114,065,062
Shares
Registered Investment
Companies   12.3% Value
U.S. Affiliated   11.8%
2,361,780 Thrivent Core Emerging Markets
Debt Fund 19,342,977
2,386,042 Thrivent Core International Equity
Fund 26,151,016
Total 45,493,993
U.S. Unaffiliated   0.5%
3,584 abrdn Asia-Pacific Income Fund,
Inc. 56,269
10,774 abrdn Income Credit Strategies
Fund 63,459
2,842 abrdn Total Dynamic Dividend
Fund 23,844
6,822 AllianceBernstein Global High
Income Fund, Inc. 73,200
9,497 Allspring Income Opportunities
Fund 64,960
2,056 BlackRock Capital Allocation Term
Trust 29,606
1,237 BlackRock Core Bond Trust 13,421
6,759 BlackRock Corporate High Yield
Fund, Inc. 64,751
7,532 BlackRock Credit Allocation
Income Trust 80,743
692 BlackRock Debt Strategies Fund,
Inc. 7,225
1,042 BlackRock Enhanced Equity
Dividend Trust 8,961
5,850 BlackRock Enhanced Global
Dividend Trust 63,473
Shares
Registered Investment
Companies  12.3% Value
U.S. Unaffiliated   0.5%  - continued
3,406 BlackRock Enhanced International
Dividend Trust $ 19,108
220 BlackRock Floating Rate Income
Strategies Fund, Inc. 2,842
2,286 BlackRock Income Trust, Inc. 27,089
4,532 BlackRock Multi-Sector Income
Trust 65,623
5,915 Blackstone Strategic Credit 2027
Term Fund 71,453
3,820 Cornerstone Strategic Investment
Fund, Inc.
e
28,383
6,837 Eaton Vance Limited Duration
Income Fund 68,233
3,089 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 25,145
2,500 Invesco Senior Loan ETF
e
51,750
12,530 Nuveen Credit Strategies Income
Fund 67,411
5,305 Nuveen Preferred Income
Opportunities Fund 42,228
6,040 PGIM Global High Yield Fund, Inc. 81,057
5,499 PGIM High Yield Bond Fund, Inc. 78,361
2,226 Pimco Dynamic Income Fund 44,075
4,141 PIMCO High Income Fund 20,250
4,167 PIMCO Income Strategy Fund II
e
31,419
617 Tri-Continental Corporation 18,923
3,361 Vanguard Short-Term Corporate
Bond ETF
e
265,317
1,358 Virtus Convertible & Income Fund 17,559
4,926 Virtus Dividend, Interest &
Premium Strategy Fund 59,752
1,132 Virtus Equity & Convertible Income
Fund 25,051
11,034 Voya Global Equity Dividend &
Premium Opportunity Fund 63,666
1,294 Western Asset Diversified Income
Fund 18,698
16,927 Western Asset High Income
Opportunity Fund, Inc. 67,370
Total 1,810,675
Total Registered Investment
Companies (cost $46,155,043) 47,304,668
Shares Preferred Stock 0.9% Value
Basic Materials  <0.1%
3,057 Albemarle Corporation,
Convertible, 7.250% 108,982
Total 108,982
Capital Goods  0.1%
4,833 Boeing Company, Convertible,
6.000% 289,158
Total 289,158
Communications Services  0.1%
4,500 AT&T, Inc., 4.750%
h
85,815
3,500 Telephone and Data Systems, Inc.,
6.000%
h
61,775
Total 147,590
Financials  0.6%
2,750 AEGON Funding Company, LLC,
5.100% 54,835

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Preferred Stock  0.9% Value
Financials  0.6% - continued
2,700 Allstate Corporation, 5.100%
h
$ 56,700
2,033 Apollo Global Management, Inc.,
Convertible, 6.750% 148,592
2,094 Ares Management Corporation,
Convertible, 6.750% 100,952
1,400 Athene Holding, Ltd., 5.625%
h
27,538
3,775 Bank of America Corporation,
4.250%
h
67,874
3,100 Bank of America Corporation,
4.375%
h
57,319
1,550 Bank of America Corporation,
4.750%
h
31,031
3,100 Bank of America Corporation,
5.000%
h
65,286
204 Bank of America Corporation,
Convertible, 7.250%
h
251,852
700 Capital One Financial Corporation,
4.800%
h
12,698
2,925 Capital One Financial Corporation,
5.000%
h
55,516
700 Charles Schwab Corporation,
4.450%
h
13,580
550 Citizens Financial Group, Inc.,
7.375%
h
14,206
1,200 Corebridge Financial, Inc., 6.375% 29,856
1,425 Equitable Holdings, Inc., 5.250%
h
29,369
1,400 Fifth Third Bancorp, 4.950%
h
30,408
1,400 Huntington Bancshares, Inc./OH,
4.500%
h
24,332
3,100 J.P. Morgan Chase & Company,
4.200%
h
56,854
3,100 J.P. Morgan Chase & Company,
4.625%
h
61,845
3,350 J.P. Morgan Chase & Company,
4.750%
h
68,876
700 KeyCorp, 5.650%
h
14,588
3,500 KeyCorp, 6.200%
b,e,h
83,265
700 MetLife, Inc., 4.750%
h
13,860
2,850 Morgan Stanley, 4.250%
h
51,101
2,630 Morgan Stanley, 5.850%
b,h
62,463
3,100 Morgan Stanley, 7.125%
b,h
77,872
2,850 Public Storage, 4.125%
h
48,764
1,300 Public Storage, 4.625%
h
24,570
325 Public Storage, 4.700%
h
6,334
1,400 Regions Financial Corporation,
4.450%
h
24,066
825 Regions Financial Corporation,
5.700%
b,h
19,495
775 Synovus Financial Corporation,
8.397%
b,h
19,654
1,400 Truist Financial Corporation,
4.750%
e,h
27,342
2,850 U.S. Bancorp, 4.000%
h
47,168
3,300 Wells Fargo & Company, 4.250%
h
58,344
3,100 Wells Fargo & Company, 4.375%
h
55,800
1,400 Wells Fargo & Company, 4.700%
h
26,908
2,400 Wells Fargo & Company, 4.750%
h
47,784
249 Wells Fargo & Company,
Convertible, 7.500%
h
298,999
Total 2,267,896
Shares Preferred Stock  0.9% Value
Technology  <0.1%
2,090 Hewlett Packard Enterprise
Company, Convertible, 7.625% $ 99,777
Total 99,777
Utilities  0.1%
3,900 CMS Energy Corporation, 4.200%
h
67,782
1,640 NextEra Energy, Inc., Convertible,
6.926% 66,633
2,374 NextEra Energy, Inc., Convertible,
7.299% 113,501
2,925 Southern Company, 4.950%
e
59,729
Total 307,645
Total Preferred Stock
(cost $3,604,618) 3,221,048
Shares
Collateral Held for Securities
Loaned 0.7% Value
2,560,396 Thrivent Cash Management Trust 2,560,396
Total Collateral Held for
Securities Loaned
(cost $2,560,396) 2,560,396
Shares or
Principal
Amount Short-Term Investments 9.1% Value
Federal Home Loan Bank Discount
Notes
800,000 4.240%, 4/2/2025
k,l
799,813
100,000 4.235%, 4/16/2025
k,l
99,812
600,000 4.203%, 6/6/2025
k,l
595,332
Federal National Mortgage
Association Discount Notes
900,000 4.215%, 5/5/2025
k,l
896,369
State Street Institutional U.S.
Government Money Market
Fund
14,106,637 4.293%
k
14,106,637
Thrivent Core Short-Term Reserve
Fund
1,821,628 4.600% 18,216,277
U.S. Treasury Bills
100,000 4.193%, 6/26/2025
k,m
98,998
Total Short-Term Investments
(cost $34,809,148) 34,813,238
Total Investments (cost
$358,769,467) 101.5% $388,158,593
Other Assets and Liabilities, Net
(1.5%) (5,653,237)
Total Net Assets 100.0% $382,505,356
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of March 31, 2025, the value of these investments was $63,504,104 or 16.6% of
total net assets.

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

x
b Denotes variable rate securities. The rate shown is as of
March 31, 2025. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c All or a portion of the security is insured or guaranteed.
d Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
March 31, 2025.
e All or a portion of the security is on loan.
f Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
g Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of March 31, 2025.
h Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
i Defaulted security.  Interest is not being accrued.
j Non-income producing security.
k The interest rate shown reflects the yield.
l All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
m All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Balanced
Income Plus Portfolio as of March 31, 2025 was $4,050 or
0.00% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in
the schedule as of March 31, 2025.
Security
Acquisition
Date Cost
Credit Suisse Group AG  5/17/2021 $ 35,474
Credit Suisse Group AG  1/31/2014 23,139
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Balanced Income Plus
Portfolio as of March 31, 2025:
Securities Lending Transactions
Long-Term Fixed Income $ 1,369,959
Common Stock 955,108
Total lending $2,325,067
Gross amount payable upon return of
collateral for securities loaned $2,560,396
Net amounts due to counterparty $235,329
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Ser. - Series
STRIPS - Separate Trading of Registered Interest and Principal of
Securities
Reference Rate Index:
H15T 5Y - U. S. Treasury Yield Curve Rate Treasury Note
Constant Maturity 5 Year
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2025, in valuing Balanced Income Plus Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 17,354,386 – 17,354,386 –
Basic Materials 2,068,447 – 2,068,447 –
Capital Goods 4,161,346 – 4,161,346 –
Collateralized Mortgage Obligations 21,962,733 – 21,962,733 –
Commercial Mortgage-Backed Securities 4,015,534 – 4,015,534 –
Communications Services 5,523,273 – 5,523,273 –
Consumer Cyclical 7,515,252 – 7,515,252 –
Consumer Non-Cyclical 7,828,296 – 7,828,296 –
Energy 5,823,478 – 5,823,478 –
Financials 20,805,828 – 20,805,828 –
Foreign Government 176,665 – 176,665 –
Mortgage-Backed Securities 52,864,355 – 52,864,355 –
Technology 5,662,431 – 5,662,431 –
Transportation 1,167,528 – 1,167,528 –
U.S. Government & Agencies 22,530,535 – 22,530,535 –
Utilities 6,734,094 – 6,734,094 –
Common Stock
Communications Services 7,841,699 7,841,699 – –
Consumer Discretionary 12,438,847 12,364,085 74,762 –
Consumer Staples 5,210,182 5,210,182 – –
Energy 5,103,806 5,103,806 – –
Financials 18,066,245 18,066,245 – –
Health Care 13,482,290 13,482,290 – –
Industrials 15,257,348 15,001,000 256,348 –
Information Technology 24,544,533 24,131,625 412,908 –
Materials 4,100,734 3,979,600 121,134 –
Real Estate 3,694,312 3,694,312 – –
Utilities 4,325,066 4,325,066 – –
Preferred Stock
Basic Materials 108,982 108,982 – –
Capital Goods 289,158 289,158 – –
Communications Services 147,590 147,590 – –
Financials 2,267,896 2,267,896 – –
Technology 99,777 99,777 – –
Utilities 307,645 307,645 – –
Registered Investment Companies
U.S. Unaffiliated 1,810,675 1,810,675 – –
Short-Term Investments 16,596,961 14,106,637 2,490,324 –
Subtotal Investments in Securities $321,887,927 $132,338,270 $189,549,657 $–
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 45,493,993
Affiliated Short-Term Investments 18,216,277
Collateral Held for Securities Loaned 2,560,396
Subtotal Other Investments $66,270,666
Total Investments at Value $388,158,593
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table is a summary of the inputs used, as of March 31, 2025, in valuing Balanced Income Plus Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 642,848 529,239 113,609 –
Total Return Swaps 2,689 – 2,689 –
Credit Default Swaps 5,737 – 5,737 –
Total Asset Derivatives $651,274 $529,239 $122,035 $–
Liability Derivatives
Futures Contracts 383,849 383,849 – –
Total Liability Derivatives $383,849 $383,849 $– $–
The following table presents Balanced Income Plus Portfolio's futures contracts held as of March 31, 2025. Investments and/or cash totaling
$2,256,873 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 15 June 2025 $ 1,648,518 $ 19,763
CBOT 2-Yr. U.S. Treasury Note 45 June 2025 9,284,532 38,203
CBOT 5-Yr. U.S. Treasury Note 143 June 2025 15,313,664 152,680
CBOT U.S. Long Bond 2 June 2025 238,193 (3,631)
CME E-mini S&P 500 Index 68 June 2025 18,980,131 240,919
CME Ultra Long Term U.S. Treasury Bond 37 June 2025 4,498,950 24,300
ICE mini MSCI EAFE Index 64 June 2025 7,891,396 (159,236)
ICE US mini MSCI Emerging Markets Index 73 June 2025 4,127,603 (73,183)
Total Futures Long Contracts $ 61,982,987 $ 239,815
CME E-mini Russell 2000 Index (80) June 2025 ( $ 8,051,189) ( $ 57,211)
CME E-mini S&P Mid-Cap 400 Index (41) June 2025 (11,957,672) (90,588)
CME Euro Foreign Exchange Currency (38) June 2025 (5,212,824) 53,374
Eurex Euro STOXX 50 Index (86) June 2025 (4,961,286) 113,609
Total Futures Short Contracts ( $ 30,182,971) $19,184
Total Futures Contracts $ 31,800,016 $258,999

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
EFFR
-
Effective Federal Funds Rate
S&P
-
Standard & Poor's
The following table presents Balanced Income Plus Portfolio's credit default swap contracts held as of March 31, 2025. Investments totaling
$98,998 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 44, 5 Year, at 5.00%, Quarterly Buy 6/20/2030 $ 875,000 $ – $ 5,737 $ 5,737
Total Credit Default Swaps $– $5,737 $5,737
1 As the buyer of protection, Balanced Income Plus Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Balanced Income Plus Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Balanced Income Plus Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The following table presents Balanced Income Plus Portfolio's total return swap contracts held as of March 31, 2025.
Total Return Swaps
Reference Entity Fund Pays #
Fund
Receives
Counter-
party
Termination
Date
Notional
Principal
Amount Value
Upfront
Payments/
(Receipts)
Unrealized
Gain/(Loss)
S&P MidCap 400 Total
Return Index Swap
Total Return EFFR 1 day
+ 45bps
Goldman
Sachs &
Co. LLC
8/6/2025 $ 499,420 $ 2,689 $ – $ 2,689
Total Return Swaps $ 2,689 $ – $2,689
# Payment made on Termination Date

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Balanced Income Plus
Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
3/31/2025
Shares Held at
3/31/2025
% of Net
Assets
3/31/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $20,008 $287 $1,080 $19,343 2,362 5.0%
Core International Equity 24,390 – 5 26,151 2,386 6.8
Total U.S. Affiliated Registered Investment
Companies 44,398 45,494 11.8
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% 31,629 20,334 33,747 18,216 1,822 4.8
Total Affiliated Short-Term Investments 31,629 18,216 4.8
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 2,418 10,325 10,183 2,560 2,560 0.7
Total Collateral Held for Securities Loaned 2,418 2,560 0.7
Total Value $78,445 $66,270
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 3/31/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($210) $338 $ – $287
Core International Equity 0 1,766 – –
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% 1 (1) – 185
Total Income/Non Cash Income from Affiliated
Investments $472
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 4
Total Affiliated Income from Securities Loaned, Net $4
Total Value ($209) $2,103 $ –

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 70.2% Value
Asset-Backed Securities  5.8%
AGL CLO 13, Ltd.
$ 725,000
6.205%,  (TSFR3M +
1.912%), 10/20/2034, Ser.
2021-13A, Class B
a,b
$ 725,370
Anchorage Capital CLO 20, Ltd.
150,000
7.493%,  (TSFR3M +
3.200%), 1/20/2035, Ser.
2021-20A, Class DR
a,b
150,119
Anchorage Capital CLO 21, Ltd.
875,000
6.193%,  (TSFR3M +
1.900%), 10/20/2034, Ser.
2021-21A, Class CR
a,b
867,223
Balboa Bay Loan Funding, Ltd.
500,000
6.267%,  (TSFR3M +
1.950%), 7/20/2034, Ser.
2021-1A, Class CR
a,b
496,067
675,000
6.566%,  (TSFR3M +
2.250%), 1/20/2035, Ser.
2021-2A, Class CR
a,b
675,000
Barings Loan Partners CLO, Ltd. 2
1,000,000
5.955%,  (TSFR3M +
1.650%), 1/20/2034, Ser. LP-
2A, Class CR
a,b
989,342
Business Jet Securities, LLC
565,306
4.455%,  6/15/2037, Ser.
2022-1A, Class A
a
551,217
1,028,849
6.197%,  5/15/2039, Ser.
2024-1A, Class A
a
1,047,905
CarVal CLO IV, Ltd.
750,000
6.305%,  (TSFR3M +
2.012%), 7/20/2034, Ser.
2021-1A, Class B
a,b
750,404
CarVal CLO, Ltd.
1,250,000
7.993%,  (TSFR3M +
3.700%), 4/21/2034, Ser.
2022-1A, Class D
a,b
1,254,164
Cascade Funding Mortgage Trust,
LLC
257,736
4.250%,  4/25/2033, Ser.
2023-HB12, Class A
a,b
255,188
Hertz Vehicle Financing III, LLC
875,000
5.450%,  9/25/2029, Ser.
2025-1A, Class B
a
879,757
Hotwire Funding, LLC
1,000,000
5.893%,  6/20/2054, Ser.
2024-1A, Class A2
a
1,017,791
HTAP
621,106
7.000%,  4/25/2037, Ser.
2024-1, Class A
a
617,642
HTAP Issuer Trust
424,543
6.500%,  4/25/2042, Ser.
2024-2, Class A
a
419,250
MetroNet Infrastructure Issuer, LLC
1,000,000
6.230%,  4/20/2054, Ser.
2024-1A, Class A2
a
1,023,026
MFA Trust
483,494
6.330%,  9/25/2054, Ser.
2024-NPL1, Class A1
c
484,162
Pagaya AI Debt Grantor Trust
523,218
5.092%,  7/15/2032, Ser.
2024-11, Class A
a
522,899
Principal
Amount Long-Term Fixed Income  70.2% Value
Asset-Backed Securities  5.8% - continued
Pagaya AI Debt Grantor Trust and
Pagaya AI Debt Trust
$ 405,275
6.093%,  11/15/2031, Ser.
2024-6, Class A
a
$ 409,324
Palmer Square Loan Funding, Ltd.
250,000
6.150%,  (TSFR3M +
1.700%), 1/15/2033, Ser.
2024-2A, Class B
a,b
247,666
525,000
5.921%,  (TSFR3M +
1.600%), 2/15/2033, Ser.
2025-1A, Class B
a,b
524,627
Pretium Mortgage Credit Partners,
LLC
1,250,000
5.438%,  1/25/2052, Ser.
2022-NPL1, Class A2
a,c
1,218,695
782,494
7.143%,  3/25/2054, Ser.
2024-RN1, Class A1
a,c
787,394
950,000
8.232%,  3/25/2055, Ser.
2025-NPL2, Class A2
a,c
952,000
920,030
7.520%,  4/27/2054, Ser.
2024-NPL3, Class A1
a,c
922,187
1,028,256
3.721%,  7/25/2051, Ser.
2021-NPL3, Class A2
a,c
1,017,699
948,305
6.996%,  7/25/2054, Ser.
2024-NPL4, Class A1
a,c
948,619
RCO VII Mortgage, LLC
646,146
7.021%,  1/25/2029, Ser.
2024-1, Class A1
a,c
647,940
Renaissance Home Equity Loan
Trust
1,130,711
5.797%,  8/25/2036, Ser.
2006-2, Class AF3
c
409,436
Saxon Asset Securities Trust
399,056
3.654%,  8/25/2035, Ser.
2004-2, Class MF2
b
351,824
Sculptor CLO XXVIII, Ltd.
650,000
6.253%,  (TSFR3M +
1.950%), 1/20/2035, Ser. 28A,
Class CR
a,b
647,208
Signal Peak CLO 1, Ltd.
250,000
6.240%,  (TSFR3M +
1.950%), 4/17/2034, Ser.
2014-1A, Class CR4
a,b
247,623
Silver Point CLO 2, Ltd.
1,200,000
6.993%,  (TSFR3M +
2.700%), 4/20/2035, Ser.
2023-2A, Class A2
a,b
1,200,299
Stanwich Mortgage Loan
Company, LLC
24,563
6.235%,  10/16/2026, Ser.
2021-NPB1, Class A1
a
24,604
Sunnova Hestia II Issuer, LLC
708,902
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
a,d
711,987
Symphony CLO XX, Ltd.
700,000
7.308%,  (TSFR3M +
3.000%), 1/16/2032, Ser.
2018-20A, Class DR2
a,b
700,580
TCW CLO, Ltd.
750,000
6.330%,  (TSFR3M +
1.800%), 10/25/2035, Ser.
2018-1A, Class BR3
a,b
743,300

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  70.2% Value
Asset-Backed Securities  5.8% - continued
Unlock HEA Trust
$ 884,335
7.000%,  10/25/2038, Ser.
2023-1, Class A
a
$ 880,523
803,659
7.000%,  4/25/2039, Ser.
2024-1, Class A
a
798,264
413,258
6.500%,  10/25/2039, Ser.
2024-2, Class A
a
404,821
Vericrest Opportunity Loan
Transferee
1,015,664
8.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
a
1,017,332
1,231,363
8.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
a
1,233,482
832,316
8.826%,  4/25/2051, Ser.
2021-NPL6, Class A2
a
833,908
237,365
8.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
a
237,055
1,311,681
4.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
a,c
1,310,710
280,019
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
a,c
274,644
Whitebox CLO I, Ltd.
250,000
6.297%,  (TSFR3M +
2.000%), 7/24/2036, Ser.
2019-1A, Class CRR
a,b
250,072
Whitebox CLO IV, Ltd.
800,000
6.893%,  (TSFR3M +
2.600%), 4/20/2036, Ser.
2023-4A, Class B
a,b
800,006
Wind River CLO, Ltd.
725,000
6.555%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
a,b
725,236
Total 34,205,591
Basic Materials  1.0%
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
108,000 8.625%,  6/15/2029
a
113,171
ATI, Inc.
172,000 7.250%,  8/15/2030 177,287
Axalta Coating Systems Dutch
Holding B BV
105,000 7.250%,  2/15/2031
a
108,290
Cascades, Inc./Cascades USA,
Inc.
210,000 5.125%,  1/15/2026
a
208,085
Celanese US Holdings, LLC
29,000 6.600%,  11/15/2028 29,913
47,000 6.500%,  4/15/2030 46,661
35,000 6.629%,  7/15/2032 35,944
16,000 6.750%,  4/15/2033 15,532
Chemours Company
175,000 5.750%,  11/15/2028
a
161,410
Chevron Phillips Chemical
Company, LLC
174,000 4.750%,  5/15/2030
a
173,725
Cleveland-Cliffs, Inc.
84,000 5.875%,  6/1/2027 83,412
160,000 4.625%,  3/1/2029
a
148,683
76,000 4.875%,  3/1/2031
a
66,126
50,000 7.375%,  5/1/2033
a
47,977
76,000 6.250%,  10/1/2040 61,977
Principal
Amount Long-Term Fixed Income  70.2% Value
Basic Materials  1.0% - continued
Consolidated Energy Finance SA
$ 289,000 5.625%,  10/15/2028
a
$ 248,540
Eastman Chemical Company
136,000 5.000%,  8/1/2029 136,709
Ecolab, Inc.
119,000 2.125%,  2/1/2032 100,864
First Quantum Minerals, Ltd.
46,000 6.875%,  10/15/2027
a
45,963
FMC Corporation
77,000 5.150%,  5/18/2026 77,197
FMG Resources August 2006, Pty.
Ltd.
76,000 5.875%,  4/15/2030
a
75,052
Glencore Funding, LLC
147,000 4.000%,  3/27/2027
a
144,993
Hecla Mining Company
120,000 7.250%,  2/15/2028 121,132
Hudbay Minerals, Inc.
127,000 4.500%,  4/1/2026
a
125,095
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
92,000 9.000%,  7/1/2028
a
91,445
INEOS Finance plc
227,000 7.500%,  4/15/2029
a
225,896
International Flavors & Fragrances,
Inc.
133,000 1.230%,  10/1/2025
a
130,557
Magnera Corporation
115,000 7.250%,  11/15/2031
a
111,850
Mercer International, Inc.
93,000 5.125%,  2/1/2029 79,700
Methanex Corporation
117,000 5.125%,  10/15/2027 114,712
78,000 5.250%,  12/15/2029 74,913
Methanex US Operations, Inc.
66,000 6.250%,  3/15/2032
a
64,286
Mineral Resources, Ltd.
124,000 9.250%,  10/1/2028
a
123,987
Newmont Corporation/Newcrest
Finance, Pty. Ltd.
130,000 5.350%,  3/15/2034 131,198
Novelis Corporation
34,000 3.250%,  11/15/2026
a
32,869
80,000 4.750%,  1/30/2030
a
74,592
110,000 3.875%,  8/15/2031
a
95,635
Olin Corporation
66,000 6.625%,  4/1/2033
a
64,126
Peabody Energy Corporation,
Convertible
213,000 3.250%,  3/1/2028 219,709
SCIL IV, LLC/SCIL USA Holdings,
LLC
164,000 5.375%,  11/1/2026
a
161,311
Sherwin-Williams Company
89,000 4.800%,  9/1/2031 88,777
Smurfit Kappa Treasury, ULC
136,000 5.777%,  4/3/2054
a
134,119
SNF Group SACA
148,000 3.375%,  3/15/2030
a
130,694
Steel Dynamics, Inc.
60,000 5.250%,  5/15/2035 59,428
SunCoke Energy, Inc.
309,000 4.875%,  6/30/2029
a
283,581

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  70.2% Value
Basic Materials  1.0% - continued
Taseko Mines, Ltd.
$ 162,000 8.250%,  5/1/2030
a
$ 165,397
Tronox, Inc.
81,000 4.625%,  3/15/2029
a
69,274
United States Steel Corporation,
Convertible
136,000 5.000%,  11/1/2026 430,032
Total 5,711,826
Capital Goods  1.6%
Advanced Drainage Systems, Inc.
155,000 6.375%,  6/15/2030
a
155,675
AECOM
17,000 5.125%,  3/15/2027 16,867
Axon Enterprise, Inc.
24,000 6.125%,  3/15/2030
a
24,221
24,000 6.250%,  3/15/2033
a
24,247
Boeing Company
88,000 6.858%,  5/1/2054 95,585
166,000 2.196%,  2/4/2026 162,415
147,000 3.250%,  3/1/2028 140,274
145,000 5.150%,  5/1/2030 145,899
44,000 6.528%,  5/1/2034 47,145
Bombardier, Inc.
121,000 7.250%,  7/1/2031
a
121,412
217,000 7.000%,  6/1/2032
a,e
216,061
Builders FirstSource, Inc.
185,000 5.000%,  3/1/2030
a
176,816
Camelot Return Merger Sub, Inc.
114,000 8.750%,  8/1/2028
a
93,908
Canpack SA/Canpack US, LLC
236,000 3.875%,  11/15/2029
a
213,863
Carrier Global Corporation
147,000 2.722%,  2/15/2030 134,447
Chart Industries, Inc.
189,000 7.500%,  1/1/2030
a
196,021
Clydesdale Acquisition Holdings,
Inc.
39,000 6.625%,  4/15/2029
a
39,215
62,000 6.750%,  4/15/2032
a
62,429
Crown Cork & Seal Company, Inc.
92,000 7.375%,  12/15/2026 94,607
Deere & Company
60,000 5.700%,  1/19/2055 62,492
Emerson Electric Company
75,000 5.000%,  3/15/2035 75,501
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
164,000 6.625%,  12/15/2030
a
164,073
ESAB Corporation
64,000 6.250%,  4/15/2029
a
64,934
Fluor Corporation, Convertible
164,000 1.125%,  8/15/2029 174,250
GFL Environmental, Inc.
233,000 4.000%,  8/1/2028
a
221,440
152,000 3.500%,  9/1/2028
a
143,620
H&E Equipment Services, Inc.
42,000 3.875%,  12/15/2028
a
41,864
Herc Holdings, Inc.
49,000 5.500%,  7/15/2027
a
48,795
124,000 6.625%,  6/15/2029
a
124,398
Honeywell International, Inc.
176,000 5.250%,  3/1/2054 167,518
Principal
Amount Long-Term Fixed Income  70.2% Value
Capital Goods  1.6% - continued
Howmet Aerospace, Inc.
$ 132,000 6.750%,  1/15/2028 $ 139,451
Huntington Ingalls Industries, Inc.
147,000 4.200%,  5/1/2030 141,168
Ingersoll Rand, Inc.
146,000 5.176%,  6/15/2029 148,475
43,000 5.700%,  8/14/2033 44,380
JBT Marel Corporation,
Convertible
171,000 0.250%,  5/15/2026 170,555
John Deere Capital Corporation
91,000 3.900%,  6/7/2032 86,363
46,000 5.150%,  9/8/2033 46,969
L3Harris Technologies, Inc.
78,000 5.400%,  1/15/2027 79,118
Lockheed Martin Corporation
120,000 5.200%,  2/15/2064 111,287
Martin Marietta Materials, Inc.
70,000 5.150%,  12/1/2034 69,564
MKS Instruments, Inc., Convertible
443,000 1.250%,  6/1/2030
a
398,479
Mueller Water Products, Inc.
161,000 4.000%,  6/15/2029
a
149,575
Nesco Holdings II, Inc.
185,000 5.500%,  4/15/2029
a
170,741
New Enterprise Stone and Lime
Company, Inc.
233,000 5.250%,  7/15/2028
a
225,204
Northrop Grumman Corporation
177,000 5.200%,  6/1/2054 165,780
42,000 4.700%,  3/15/2033 41,435
OI European Group BV
161,000 4.750%,  2/15/2030
a
147,359
Owens-Brockway Glass Container,
Inc.
140,000 6.625%,  5/13/2027
a
139,233
Patrick Industries, Inc., Convertible
105,000 1.750%,  12/1/2028 146,790
Quikrete Holdings, Inc.
241,000 6.375%,  3/1/2032
a
242,530
Republic Services, Inc.
90,000 5.000%,  12/15/2033 89,910
Resideo Funding, Inc.
158,000 6.500%,  7/15/2032
a
157,622
Reworld Holding Corporation
72,000 4.875%,  12/1/2029
a
66,968
Roller Bearing Company of
America, Inc.
217,000 4.375%,  10/15/2029
a
203,716
RTX Corporation
133,000 5.750%,  1/15/2029 138,469
370,000 4.500%,  6/1/2042 325,453
Sealed Air Corporation/Sealed Air
Corporation (US)
121,000 6.125%,  2/1/2028
a
121,174
Smyrna Ready Mix Concrete, LLC
224,000 8.875%,  11/15/2031
a
232,072
Spirit AeroSystems, Inc.
58,000 4.600%,  6/15/2028 55,635
39,000 9.750%,  11/15/2030
a
43,050
SRM Escrow Issuer, LLC
66,000 6.000%,  11/1/2028
a
64,037

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  70.2% Value
Capital Goods  1.6% - continued
Standard Industries, Inc./NY
$ 76,000 4.750%,  1/15/2028
a
$ 73,559
76,000 3.375%,  1/15/2031
a
66,080
Textron, Inc.
147,000 3.650%,  3/15/2027 144,233
Trane Technologies Financing, Ltd.
131,000 5.100%,  6/13/2034 131,525
TransDigm, Inc.
272,000 7.125%,  12/1/2031
a
279,844
227,000 6.625%,  3/1/2032
a
229,893
Trivium Packaging Finance
121,000 5.500%,  8/15/2026
a
119,126
United Rentals North America, Inc.
240,000 4.000%,  7/15/2030 221,436
Veralto Corporation
82,000 5.350%,  9/18/2028 83,972
Waste Connections, Inc.
46,000 3.200%,  6/1/2032 41,268
WESCO Distribution, Inc.
81,000 6.375%,  3/15/2029
a
81,940
57,000 6.625%,  3/15/2032
a
57,822
Total 9,343,252
Collateralized Mortgage Obligations  6.5%
A&D Mortgage Trust
210,351
6.498%,  4/25/2069, Ser.
2024-NQM2, Class A1
a,c
213,396
ACRA Trust
432,477
5.912%,  10/25/2064, Ser.
2024-NQM1, Class A2
a,c
433,060
Alternative Loan Trust
351,237
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 181,882
Banc of America Alternative Loan
Trust
657,670
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 586,459
Banc of America Mortgage
Securities Trust
206,546
6.385%,  9/25/2035, Ser.
2005-H, Class 3A1
b
195,848
Bear Stearns Adjustable Rate
Mortgage Trust
19,196
7.080%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
b
18,228
CAFL Issuer, LLC
1,039,585
4.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
a
1,037,434
CHNGE Mortgage Trust
851,159
3.757%,  3/25/2067, Ser.
2022-2, Class A1
a,b
817,282
689,964
5.000%,  5/25/2067, Ser.
2022-3, Class A1
a,b
686,942
614,438
6.525%,  6/25/2058, Ser.
2023-2, Class A1
a,c
616,422
467,883
5.820%,  6/25/2067, Ser.
2022-NQM1, Class A3
a,c
466,120
387,026
7.100%,  7/25/2058, Ser.
2023-3, Class A1
a,c
391,397
448,703
6.000%,  10/25/2057, Ser.
2022-4, Class A1
a,c
448,683
Principal
Amount Long-Term Fixed Income  70.2% Value
Collateralized Mortgage Obligations  6.5% -
continued
CIM Trust
$ 823,684
7.100%,  4/25/2058, Ser.
2023-I1, Class A3
a,c
$ 828,544
Citigroup Mortgage Loan Trust,
Inc.
205,117
5.500%,  8/25/2034, Ser.
2004-NCM2, Class 1CB1 200,760
48,188
6.952%,  3/25/2037, Ser.
2007-AR4, Class 2A1A
b
48,962
603,163
5.237%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
541,026
COLT Mortgage Loan Trust
691,409
6.328%,  12/25/2068, Ser.
2024-INV1, Class A2
a,c
695,910
Countrywide Alternative Loan Trust
304,795
5.000%,  3/25/2035, Ser.
2005-3CB, Class 1A1 250,264
164,094
4.149%,  10/25/2035, Ser.
2005-43, Class 4A1
b
135,408
124,559
4.275%,  10/25/2035, Ser.
2005-43, Class 1A1
b
105,141
170,321
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 136,113
CSMC Trust
382,946
6.392%,  8/25/2067, Ser.
2022-ATH3, Class A3
a,b
382,568
350,023
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
a,b
298,627
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
460,833
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 402,141
Federal Home Loan Mortgage
Corporation - REMIC
1,239,195
4.000%,  1/25/2051, Ser.
5249, Class LA 1,214,163
964,367
Zero Coupon,  9/25/2053,
Ser. 5334, Class BO 783,967
3,924,019
1.500%,  12/25/2050, Ser.
5107, Class IO
f
382,268
8,081
2.500%,  5/15/2027, Ser.
4106, Class HI
f
8
225,427
3.000%,  5/15/2027, Ser.
4046, Class GI
f
3,843
277,347
3.000%,  7/15/2027, Ser.
4084, Class NI
f
6,314
374,693
3.000%,  7/15/2027, Ser.
4074, Class IO
f
8,603
137,841
2.500%,  2/15/2028, Ser.
4162, Class AI
f
2,888
302,407
2.500%,  2/15/2028, Ser.
4161, Class UI
f
6,762
479,575
2.500%,  3/15/2028, Ser.
4177, Class EI
f
11,796
763,584
3.500%,  10/15/2032, Ser.
4119, Class KI
f
61,044
459,668
3.000%,  2/15/2033, Ser.
4170, Class IG
f
31,326
639,122
3.000%,  4/15/2033, Ser.
4203, Class DI
f
25,860
Federal Home Loan Mortgage
Corporation STRIPS
1,050,437
3.500%,  8/15/2035, Ser.
345, Class C8
f
99,415

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  70.2% Value
Collateralized Mortgage Obligations  6.5% -
continued
Federal National Mortgage
Association - REMIC
$ 1,000,000
5.000%,  1/25/2055, Ser.
2024-103, Class YD $ 942,037
818,574
4.500%,  6/25/2052, Ser.
2022-43, Class MA 812,171
460,330
3.000%,  7/25/2027, Ser.
2012-73, Class DI
f
9,128
276,211
3.000%,  7/25/2027, Ser.
2012-74, Class AI
f
5,131
297,666
3.000%,  8/25/2027, Ser.
2012-95, Class HI
f
2,977
320,572
3.500%,  9/25/2027, Ser.
2012-98, Class YI
f
6,968
912,317
3.000%,  11/25/2027, Ser.
2012-121, Class BI
f
20,819
621,956
3.000%,  12/25/2027, Ser.
2012-139, Class DI
f
13,343
229,725
2.500%,  1/25/2028, Ser.
2012-152, Class AI
f
4,872
564,999
3.000%,  1/25/2028, Ser.
2012-147, Class EI
f
11,121
129,486
2.500%,  2/25/2028, Ser.
2013-46, Class CI
f
1,555
361,736
3.000%,  2/25/2028, Ser.
2013-2, Class GI
f
9,005
132,934
3.000%,  4/25/2028, Ser.
2013-30, Class DI
f
3,552
119,536
3.000%,  11/25/2031, Ser.
2013-69, Class IO
f
610
710,346
3.000%,  2/25/2033, Ser.
2013-1, Class YI
f
52,662
First Horizon Alternative Mortgage
Securities Trust
99,294
6.079%,  3/25/2035, Ser.
2005-AA2, Class 1A1
b
96,695
87,440
5.537%,  7/25/2035, Ser.
2005-AA5, Class 2A1
b
82,366
Flagstar Mortgage Trust
325,180
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,b
292,651
GCAT Trust
676,195
4.250%,  5/25/2067, Ser.
2023-NQM4, Class A2
a,b
627,580
266,806
6.000%,  9/25/2054, Ser.
2024-INV3, Class A1
a,b
269,036
GMAC Mortgage Corporation
Loan Trust
323,191
3.962%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
279,461
Government National Mortgage
Association
35,637
4.000%,  1/16/2027, Ser.
2012-3, Class IO
f
372
GS Mortgage-Backed Securities
Trust
598,876
5.500%,  10/27/2053, Ser.
2023-PJ3, Class A16
a,b
596,942
Home RE, Ltd.
1,000,000
8.940%,  (SOFR30A +
4.600%), 10/25/2033, Ser.
2023-1, Class M1B
a,b
1,034,525
Principal
Amount Long-Term Fixed Income  70.2% Value
Collateralized Mortgage Obligations  6.5% -
continued
$ 475,568
7.840%,  (SOFR30A +
3.500%), 10/25/2034, Ser.
2022-1, Class M1B
a,b
$ 477,548
IndyMac IMJA Mortgage Loan
Trust
562,496
6.250%,  11/25/2037, Ser.
2007-A3, Class A1 229,222
J.P. Morgan Mortgage Trust
435,072
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
a,b
373,927
589,761
5.000%,  10/25/2053, Ser.
2023-3, Class A4A
a,b
584,003
55,147
6.500%,  1/25/2035, Ser.
2005-S1, Class 1A2 56,895
250,015
5.373%,  2/25/2036, Ser.
2006-A1, Class 2A2
b
177,920
LHOME Mortgage Trust
600,000
7.017%,  1/25/2029, Ser.
2024-RTL1, Class A1
a,c
606,413
500,000
6.900%,  5/25/2029, Ser.
2024-RTL3, Class A1
a,c
505,930
Merrill Lynch Alternative Note
Asset Trust
503,922
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 173,066
MFA Trust
1,000,000
7.093%,  2/25/2029, Ser.
2024-RTL1, Class A1
a,c
1,007,847
MortgageIT Securities Corporation
Mortgage Loan Trust
1,108,512
4.895%,  (TSFR1M +
0.574%), 6/25/2047, Ser.
2007-1, Class 1A1
b
960,191
NYMT Loan Trust
650,000
7.154%,  2/25/2029, Ser.
2024-BPL1, Class A1
a,c
657,758
750,000
6.509%,  5/25/2039, Ser.
2024-BPL2, Class A1
a,c
758,362
PMT Loan Trust
838,583
6.000%,  1/25/2060, Ser.
2025-INV1, Class A1
a,b
848,214
Pretium Mortgage Credit Partners,
LLC
250,000
8.956%,  10/25/2054, Ser.
2024-NPL7, Class A2
a,c
249,602
PRKCM Trust
738,884
7.087%,  6/25/2058, Ser.
2023-AFC2, Class A3
a
743,820
702,342
7.627%,  11/25/2058, Ser.
2023-AFC4, Class A2
a,c
716,769
PRPM, LLC
714,297
4.000%,  1/25/2054, Ser.
2024-RCF1, Class A1
a,c
699,327
639,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
a,c
592,095
503,884
5.689%,  9/25/2029, Ser.
2024-5, Class A1
a,c
503,228
475,703
5.699%,  11/25/2029, Ser.
2024-6, Class A1
a,c
474,955
500,000
8.835%,  12/25/2029, Ser.
2024-7, Class A2
a,c
500,045

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  70.2% Value
Collateralized Mortgage Obligations  6.5% -
continued
Residential Accredit Loans, Inc.
Trust
$ 267,983
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A $ 235,542
184,198
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 145,335
190,342
6.250%,  4/25/2037, Ser.
2007-QS6, Class A6 159,502
Residential Asset Securitization
Trust
272,755
4.962%,  1/25/2034, Ser.
2004-IP1, Class A1
b
259,557
Residential Funding Mortgage
Security I Trust
429,632
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 343,837
Roc Mortgage Trust
159,015
3.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
a,b
158,731
800,000
5.589%,  10/25/2039, Ser.
2024-RTL1, Class A1
a,c
798,452
Saluda Grade Alternative
Mortgage Trust
1,200,000
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
a,c
1,207,726
Sequoia Mortgage Trust
315,223
3.576%,  9/20/2046, Ser.
2007-1, Class 4A1
b
210,951
Structured Adjustable Rate
Mortgage Loan Trust
124,120
5.160%,  7/25/2035, Ser.
2005-15, Class 4A1
b
107,660
Toorak Mortgage Trust
1,000,000
7.333%,  2/25/2031, Ser.
2024-1, Class A1
a,c
1,008,165
Triangle Re, Ltd.
856,896
7.740%,  (SOFR30A +
3.400%), 11/25/2033, Ser.
2023-1, Class M1A
a,b
869,015
TVC Mortgage Trust
900,000
8.250%,  11/25/2027, Ser.
2023-RTL1, Class A1
a,c
901,659
Verus Securitization Trust
703,059
2.491%,  11/25/2066, Ser.
2021-8, Class A3
a,b
626,252
444,577
6.560%,  12/25/2067, Ser.
2023-1, Class A2
a,c
445,710
Vontive Mortgage Trust
850,000
6.507%,  3/25/2030, Ser.
2025-RTL1, Class A1
a,c
852,382
WaMu Mortgage Pass-Through
Certificates
89,178
6.600%,  5/25/2033, Ser.
2003-AR4, Class A7
b
87,950
Washington Mutual Mortgage
Pass-Through Certificates
233,040
6.000%,  3/25/2035, Ser.
2005-1, Class 2A 200,027
Total 38,448,043
Principal
Amount Long-Term Fixed Income  70.2% Value
Commercial Mortgage-Backed Securities  1.1%
BANK 2018-BNK12
$ 650,000
4.341%,  5/15/2061, Ser.
2018-BN12, Class AS
b
$ 631,702
BANK 2025-BNK49
4,600,000
0.835%,  3/15/2058, Ser.
2025-BNK49, Class XA
b,f
226,668
BBCMS Mortgage Trust
3,977,770
1.150%,  9/15/2055, Ser.
2022-C17, Class XA
b,f
276,919
Benchmark Mortgage Trust
900,000
6.090%,  4/15/2058, Ser.
2025-V14, Class AM 929,630
FirstKey Homes Trust
900,000
1.968%,  10/19/2037, Ser.
2020-SFR2, Class D
a
881,587
HTAP Issuer Trust
900,000
6.500%,  11/25/2042, Ser.
2025-1, Class A
a
885,338
Progress Residential Trust
1,500,000
3.600%,  4/17/2039, Ser.
2022-SFR3, Class B
a
1,455,528
Silver Hill Trust
98,632
3.102%,  11/25/2049, Ser.
2019-1, Class A1
a,b
96,698
Velocity Commercial Capital Loan
Trust
442,679
6.550%,  1/25/2054, Ser.
2024-1, Class A
a,b
446,511
355,287
6.650%,  6/25/2054, Ser.
2024-3, Class A
a,b
359,668
594,263
7.670%,  11/25/2053, Ser.
2023-4, Class A
a,b
614,531
Total 6,804,780
Communications Services  2.3%
AMC Networks, Inc.
40,000 10.250%,  1/15/2029
a
41,450
American Tower Corporation
161,000 4.400%,  2/15/2026 160,644
127,000 5.500%,  3/15/2028 130,002
88,000 5.800%,  11/15/2028 91,241
126,000 3.800%,  8/15/2029 120,982
101,000 5.000%,  1/31/2030 101,826
180,000 4.900%,  3/15/2030 180,953
AppLovin Corporation
140,000 5.500%,  12/1/2034 139,969
AT&T, Inc.
144,000 5.700%,  3/1/2057 139,145
445,000 3.550%,  9/15/2055 301,579
288,000 4.300%,  2/15/2030 283,543
88,000 5.400%,  2/15/2034 89,414
Bell Telephone Company of
Canada
93,000 7.000%,  9/15/2055
b
92,924
87,000 5.100%,  5/11/2033 85,868
Cable One, Inc., Convertible
113,000 1.125%,  3/15/2028 89,696
CCO Holdings, LLC/CCO Holdings
Capital Corporation
319,000 5.125%,  5/1/2027
a
314,195
34,000 5.000%,  2/1/2028
a
32,996
460,000 4.750%,  3/1/2030
a
426,623
224,000 4.250%,  2/1/2031
a
198,493
19,000 4.750%,  2/1/2032
a
16,870

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  70.2% Value
Communications Services  2.3% - continued
$ 250,000 4.250%,  1/15/2034
a
$ 205,625
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
262,000 4.200%,  3/15/2028 256,938
147,000 5.050%,  3/30/2029 146,321
142,000 6.550%,  6/1/2034 146,072
Clear Channel Outdoor Holdings,
Inc.
129,000 5.125%,  8/15/2027
a
124,676
173,000 7.875%,  4/1/2030
a
169,617
Comcast Corporation
264,000 5.650%,  6/1/2054 258,532
210,000 3.400%,  4/1/2030 198,724
Crown Castle, Inc.
133,000 2.900%,  3/15/2027 128,458
55,000 4.900%,  9/1/2029 54,748
Deluxe Corporation
92,000 8.125%,  9/15/2029
a
92,537
Deutsche Telekom International
Finance BV
244,000 8.750%,  6/15/2030 286,344
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
418,000 5.875%,  8/15/2027
a
405,061
31,000 8.875%,  2/1/2030
a
29,581
62,000 10.000%,  2/15/2031
a
59,532
FiberCop SPA
178,000 6.000%,  9/30/2034
a
162,117
Frontier Communications
Holdings, LLC
147,000 5.875%,  10/15/2027
a
146,834
GCI, LLC
159,000 4.750%,  10/15/2028
a
146,578
Gray Media, Inc.
36,000 10.500%,  7/15/2029
a
37,507
Iliad Holding SASU
201,000 8.500%,  4/15/2031
a
210,801
103,000 7.000%,  4/15/2032
a
103,136
LCPR Senior Secured Financing
DAC
117,000 6.750%,  10/15/2027
a
97,817
Level 3 Financing, Inc.
33,000 3.625%,  1/15/2029
a
24,503
77,888 10.500%,  4/15/2029
a
85,677
77,888 11.000%,  11/15/2029
a
86,809
138,000 10.500%,  5/15/2030
a
147,866
McGraw-Hill Education, Inc.
228,000 5.750%,  8/1/2028
a
222,626
Meta Platforms, Inc.
162,000 5.550%,  8/15/2064 159,392
87,000 3.850%,  8/15/2032 82,287
160,000 4.750%,  8/15/2034 158,864
Nexstar Media, Inc.
93,000 5.625%,  7/15/2027
a
91,617
101,000 4.750%,  11/1/2028
a
94,584
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
86,000 4.625%,  3/15/2030
a
78,626
Paramount Global
190,000 6.375%,  3/30/2062
b
185,378
Principal
Amount Long-Term Fixed Income  70.2% Value
Communications Services  2.3% - continued
Playtika Holding Corporation
$ 71,000 4.250%,  3/15/2029
a
$ 62,501
Rogers Communications, Inc.
50,000 5.250%,  3/15/2082
a,b
48,876
48,000 7.000%,  4/15/2055
b
48,186
153,000 7.125%,  4/15/2055
b
152,481
132,000 5.000%,  2/15/2029 132,118
85,000 5.300%,  2/15/2034 83,438
Sinclair Television Group, Inc.
32,000 8.125%,  2/15/2033
a
31,577
Sirius XM Radio, LLC
296,000 5.000%,  8/1/2027
a
289,204
200,000 4.000%,  7/15/2028
a
186,601
Snap, Inc., Convertible
218,000 0.500%,  5/1/2030
a
179,741
Sprint Capital Corporation
286,000 6.875%,  11/15/2028 305,328
136,000 8.750%,  3/15/2032 163,566
Take-Two Interactive Software, Inc.
108,000 5.600%,  6/12/2034 110,340
TEGNA, Inc.
255,000 4.625%,  3/15/2028 241,229
Telenet Finance Luxembourg
Notes SARL
200,000 5.500%,  3/1/2028
a
194,000
T-Mobile USA, Inc.
89,000 5.500%,  1/15/2055 84,657
167,000 5.250%,  6/15/2055 153,373
165,000 3.375%,  4/15/2029 156,731
60,000 5.125%,  5/15/2032 60,377
Uniti Group, LP/Uniti Group
Finance 2019, Inc./CSL Capital,
LLC
246,000 4.750%,  4/15/2028
a
235,012
Univision Communications, Inc.
31,000 8.000%,  8/15/2028
a
31,097
268,000 4.500%,  5/1/2029
a
236,786
114,000 7.375%,  6/30/2030
a
108,912
63,000 8.500%,  7/31/2031
a
61,560
Verizon Communications, Inc.
103,000 5.500%,  2/23/2054
e
100,117
147,000 3.150%,  3/22/2030 137,009
194,000 2.355%,  3/15/2032 164,161
150,000 4.780%,  2/15/2035
a
145,611
126,000 5.250%,  4/2/2035 126,318
Viasat, Inc.
66,000 5.625%,  4/15/2027
a
63,331
Virgin Media Finance plc
97,000 5.000%,  7/15/2030
a,e
83,157
Virgin Media Secured Finance plc
206,000 5.500%,  5/15/2029
a
195,111
VMED O2 UK Financing I plc
80,000 7.750%,  4/15/2032
a
80,193
Vodafone Group plc
114,000 5.125%,  6/4/2081
b
86,368
83,000 5.875%,  6/28/2064 79,576
240,000 7.000%,  4/4/2079
b
247,183
VZ Secured Financing BV
128,000 5.000%,  1/15/2032
a
111,222
Walt Disney Company
80,000 3.800%,  3/22/2030 77,561
Warnermedia Holdings, Inc.
316,000 4.054%,  3/15/2029 297,594

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  70.2% Value
Communications Services  2.3% - continued
Windstream Services, LLC/
Windstream Escrow Finance
Corporation
$ 87,000 8.250%,  10/1/2031
a
$ 88,575
Zegona Finance plc
77,000 8.625%,  7/15/2029
a
81,553
Ziggo Bond Company BV
95,000 5.125%,  2/28/2030
a,e
82,777
Ziggo BV
86,000 4.875%,  1/15/2030
a
78,779
Total 13,608,085
Consumer Cyclical  3.1%
1011778 B.C., ULC/New Red
Finance, Inc.
111,000 4.375%,  1/15/2028
a
106,747
215,000 5.625%,  9/15/2029
a
212,836
Adient Global Holdings, Ltd.
44,000 8.250%,  4/15/2031
a
42,635
65,000 7.500%,  2/15/2033
a
60,860
Alimentation Couche-Tard, Inc.
144,000 5.617%,  2/12/2054
a
135,743
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
294,000 4.625%,  6/1/2028
a
278,464
Allison Transmission, Inc.
51,000 3.750%,  1/30/2031
a
45,344
Amazon.com, Inc.
98,000 1.500%,  6/3/2030 85,120
American Axle & Manufacturing,
Inc.
225,000 5.000%,  10/1/2029
e
193,669
American Honda Finance
Corporation
194,000 5.050%,  7/10/2031 195,441
135,000 4.900%,  1/10/2034
e
131,848
Arko Corporation
185,000 5.125%,  11/15/2029
a,e
149,921
Asbury Automotive Group, Inc.
136,000 5.000%,  2/15/2032
a
123,336
Ashton Woods USA, LLC/Ashton
Woods Finance Company
180,000 4.625%,  8/1/2029
a
162,909
17,000 4.625%,  4/1/2030
a
15,372
Aston Martin Capital Holdings, Ltd.
114,000 10.000%,  3/31/2029
a
103,076
Best Buy Company, Inc.
98,000 1.950%,  10/1/2030 84,083
Boyd Gaming Corporation
127,000 4.750%,  6/15/2031
a
117,130
Boyne USA, Inc.
128,000 4.750%,  5/15/2029
a
120,508
Brinker International, Inc.
58,000 8.250%,  7/15/2030
a
60,916
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
114,000 4.875%,  2/15/2030
a
99,644
Burlington Stores, Inc., Convertible
98,000 1.250%,  12/15/2027 129,164
Caesars Entertainment, Inc.
276,000 4.625%,  10/15/2029
a
253,680
Principal
Amount Long-Term Fixed Income  70.2% Value
Consumer Cyclical  3.1% - continued
$ 97,000 6.500%,  2/15/2032
a
$ 96,685
Carnival Corporation
152,000 7.625%,  3/1/2026
a
152,045
251,000 5.750%,  3/1/2027
a
251,158
198,000 4.000%,  8/1/2028
a
189,427
Carnival Corporation, Convertible
258,000 5.750%,  12/1/2027 430,473
Carvana Company
25,782
9.000%,PIK 0.000%,
12/1/2028
a,g
26,546
67,000 9.000%,  6/1/2031
a
74,438
Churchill Downs, Inc.
107,000 4.750%,  1/15/2028
a
103,950
116,000 6.750%,  5/1/2031
a
116,914
Clarios Global, LP/Clarios US
Finance Company, Inc.
88,000 6.750%,  5/15/2028
a
89,240
Cracker Barrel Old Country Store,
Inc., Convertible
38,000 0.625%,  6/15/2026 36,765
Crocs, Inc.
76,000 4.250%,  3/15/2029
a
70,647
Cushman & Wakefield US
Borrower, LLC
39,000 6.750%,  5/15/2028
a
39,099
Dana, Inc.
78,000 5.625%,  6/15/2028 76,846
117,000 4.500%,  2/15/2032
e
106,542
DraftKings Holdings, Inc.,
Convertible
395,000 Zero Coupon,  3/15/2028 343,847
eG Global Finance plc
39,000 12.000%,  11/30/2028
a
43,183
Expedia Group, Inc.
165,000 5.400%,  2/15/2035 164,331
Expedia Group, Inc., Convertible
161,000 Zero Coupon,  2/15/2026 158,585
Ford Motor Company, Convertible
290,000 Zero Coupon,  3/15/2026 283,910
Ford Motor Credit Company, LLC
200,000 5.850%,  5/17/2027 201,049
168,000 2.900%,  2/10/2029 150,303
148,000 7.122%,  11/7/2033 151,244
Forestar Group, Inc.
48,000 6.500%,  3/15/2033
a
46,991
FORVIA SE
87,000 8.000%,  6/15/2030
a
85,878
Gap, Inc.
56,000 3.625%,  10/1/2029
a
50,514
22,000 3.875%,  10/1/2031
a
18,977
Garrett Motion Holdings, Inc./
Garrett LX I SARL
109,000 7.750%,  5/31/2032
a
107,737
General Motors Financial
Company, Inc.
111,000 2.750%,  6/20/2025 110,473
135,000 5.800%,  6/23/2028 137,883
104,000 5.800%,  1/7/2029 105,934
193,000 4.900%,  10/6/2029 189,848
196,000 5.700%,  9/30/2030
b,h
186,957
63,000 5.750%,  2/8/2031 63,524
53,000 5.625%,  4/4/2032 52,420
194,000 5.950%,  4/4/2034 193,022

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  70.2% Value
Consumer Cyclical  3.1% - continued
Genting New York, LLC/GENNY
Capital, Inc.
$ 34,000 7.250%,  10/1/2029
a
$ 34,651
Global Auto Holdings, Ltd./AAG
FH UK, Ltd.
52,000 8.750%,  1/15/2032
a
43,804
GoDaddy Operating Company,
LLC/GD Finance Company, Inc.
78,000 3.500%,  3/1/2029
a
72,255
Goodyear Tire & Rubber Company
78,000 4.875%,  3/15/2027 76,220
66,000 5.000%,  7/15/2029 61,221
Group 1 Automotive, Inc.
36,000 6.375%,  1/15/2030
a
36,077
Harley-Davidson Financial
Services, Inc.
134,000 5.950%,  6/11/2029
a
135,175
Hilton Domestic Operating
Company, Inc.
99,000 4.875%,  1/15/2030 95,741
39,000 4.000%,  5/1/2031
a
35,319
219,000 3.625%,  2/15/2032
a
191,952
Hilton Grand Vacations Borrower,
LLC/Hilton Grand Vacations
Borrower, Inc.
124,000 5.000%,  6/1/2029
a
116,210
Home Depot, Inc.
81,000 5.300%,  6/25/2054 78,234
81,000 5.400%,  6/25/2064 77,978
51,000 3.250%,  4/15/2032 46,522
Hyundai Capital America
2,000 5.500%,  3/30/2026
a
2,017
147,000 3.000%,  2/10/2027
a
142,459
89,000 6.500%,  1/16/2029
a
93,389
International Game Technology plc
193,000 5.250%,  1/15/2029
a
188,634
Jacobs Entertainment, Inc.
158,000 6.750%,  2/15/2029
a
151,622
K Hovnanian Enterprises, Inc.
20,000 11.750%,  9/30/2029
a
21,392
KB Home
240,000 4.800%,  11/15/2029 228,959
10,000 4.000%,  6/15/2031 8,976
L Brands, Inc.
163,000 6.625%,  10/1/2030
a
165,273
86,000 6.875%,  11/1/2035 87,114
Las Vegas Sands Corporation
89,000 5.900%,  6/1/2027 90,436
Life Time, Inc.
94,000 6.000%,  11/15/2031
a
93,197
Light & Wonder International, Inc.
55,000 7.250%,  11/15/2029
a
55,753
Live Nation Entertainment, Inc.
87,000 4.750%,  10/15/2027
a
84,811
Live Nation Entertainment, Inc.,
Convertible
206,000 3.125%,  1/15/2029 286,237
225,000 2.875%,  1/15/2030
a
232,875
Lowe's Companies, Inc.
219,000 4.500%,  4/15/2030 217,285
Macy's Retail Holdings, LLC
67,000 5.875%,  4/1/2029
a,e
64,996
78,000 6.125%,  3/15/2032
a
71,276
Principal
Amount Long-Term Fixed Income  70.2% Value
Consumer Cyclical  3.1% - continued
Marriott International, Inc./MD
$ 83,000 4.900%,  4/15/2029 $ 83,492
68,000 5.100%,  4/15/2032 67,759
Marriott Vacations Worldwide
Corporation, Convertible
123,000 Zero Coupon,  1/15/2026 117,905
207,000 3.250%,  12/15/2027 191,475
Match Group Holdings II, LLC
64,000 4.125%,  8/1/2030
a
57,358
Mattamy Group Corporation
116,000 5.250%,  12/15/2027
a
112,691
McDonald's Corporation
94,000 4.950%,  8/14/2033 94,432
Melco Resorts Finance, Ltd.
217,000 5.375%,  12/4/2029
a
198,998
122,000 7.625%,  4/17/2032
a
121,417
Meritage Homes Corporation
136,000 5.650%,  3/15/2035 133,809
Meritage Homes Corporation,
Convertible
87,000 1.750%,  5/15/2028
a
84,999
Michaels Companies, Inc.
115,000 5.250%,  5/1/2028
a
78,947
NCL Corporation, Ltd.
14,000 5.875%,  3/15/2026
a
13,971
178,000 5.875%,  2/15/2027
a
177,757
Nissan Motor Company, Ltd.
93,000 4.810%,  9/17/2030
a
88,335
Nordstrom, Inc.
130,000 4.250%,  8/1/2031 111,684
PENN Entertainment, Inc.
195,000 4.125%,  7/1/2029
a
173,129
PetSmart, Inc./PetSmart Finance
Corporation
125,000 4.750%,  2/15/2028
a
116,905
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
51,000 5.750%,  4/15/2026
a
50,925
QVC, Inc.
49,000 6.875%,  4/15/2029
a,e
33,564
Rakuten Group, Inc.
28,000 11.250%,  2/15/2027
a
30,334
140,000 9.750%,  4/15/2029
a
152,001
56,000 8.125%,  12/15/2029
a,b,h
55,298
Raven Acquisition Holdings, LLC
67,000 6.875%,  11/15/2031
a
65,061
Royal Caribbean Cruises, Ltd.
365,000 4.250%,  7/1/2026
a
359,376
S&S Holdings, LLC
60,000 8.375%,  10/1/2031
a
56,683
Saks Global Enterprises, LLC
51,000 11.000%,  12/15/2029
a
41,315
Scientific Games Holdings, LP/
Scientific Games US FinCo, Inc.
33,000 6.625%,  3/1/2030
a
31,122
SeaWorld Parks and
Entertainment, Inc.
189,000 5.250%,  8/15/2029
a
179,043
Service Corporation International/
US
78,000 3.375%,  8/15/2030 69,512

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  70.2% Value
Consumer Cyclical  3.1% - continued
Six Flags Entertainment
Corporation
$ 53,000 7.000%,  7/1/2025
a,e
$ 53,061
38,000 7.250%,  5/15/2031
a
38,146
Six Flags Entertainment
Corporation/Canada's
Wonderland Company/Magnum
Management Corporation
39,000 5.375%,  4/15/2027 38,506
206,000 5.250%,  7/15/2029 194,935
Six Flags Entertainment
Corporation/Six Flags
Theme Parks, Inc./Canada's
Wonderland Company
39,000 6.625%,  5/1/2032
a
39,323
Sonic Automotive, Inc.
95,000 4.875%,  11/15/2031
a
85,290
Staples, Inc.
155,000 10.750%,  9/1/2029
a
140,033
Station Casinos, LLC
216,000 4.625%,  12/1/2031
a
194,081
Tenneco, Inc.
138,000 8.000%,  11/17/2028
a
131,617
Toyota Motor Credit Corporation
88,000 5.550%,  11/20/2030 91,534
87,000 4.800%,  1/5/2034 85,804
150,000 5.350%,  1/9/2035 152,457
Tractor Supply Company
88,000 5.250%,  5/15/2033 88,895
Uber Technologies, Inc.
121,000 5.350%,  9/15/2054 113,027
150,000 4.800%,  9/15/2034 145,682
Uber Technologies, Inc.,
Convertible
149,000 Zero Coupon,  12/15/2025 157,940
272,000 0.875%,  12/1/2028 331,024
Vail Resorts, Inc., Convertible
155,000 Zero Coupon,  1/1/2026 148,994
VICI Properties, LP/VICI Note
Company, Inc.
326,000 5.750%,  2/1/2027
a
330,230
Victoria's Secret & Company
192,000 4.625%,  7/15/2029
a
167,884
Viking Cruises, Ltd.
399,000 5.875%,  9/15/2027
a
396,981
Volkswagen Group of America
Finance, LLC
56,000 3.350%,  5/13/2025
a
55,900
Walgreens Boots Alliance, Inc.
106,000 3.200%,  4/15/2030 97,805
WASH Multifamily Acquisition, Inc.
122,000 5.750%,  4/15/2026
a
120,917
Wayfair, LLC
71,000 7.750%,  9/15/2030
a
68,547
Wyndham Hotels & Resorts, Inc.
134,000 4.375%,  8/15/2028
a
127,979
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
190,000 7.125%,  2/15/2031
a
196,623
Yum! Brands, Inc.
184,000 4.750%,  1/15/2030
a
177,735
ZF North America Capital, Inc.
150,000 7.125%,  4/14/2030
a
144,399
Principal
Amount Long-Term Fixed Income  70.2% Value
Consumer Cyclical  3.1% - continued
$ 67,000 6.750%,  4/23/2030
a
$ 63,665
Total 18,332,202
Consumer Non-Cyclical  3.1%
1375209 B.C., Ltd.
78,000 9.000%,  1/30/2028
a,e
77,940
AbbVie, Inc.
220,000 5.500%,  3/15/2064 216,450
260,000 4.500%,  5/14/2035 249,529
132,000 5.350%,  3/15/2044 130,538
Acadia Healthcare Company, Inc.
75,000 7.375%,  3/15/2033
a
74,926
AdaptHealth, LLC
349,000 4.625%,  8/1/2029
a
317,402
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
61,000 4.625%,  1/15/2027
a
60,093
261,000 3.500%,  3/15/2029
a
240,200
Altria Group, Inc.
88,000 6.200%,  11/1/2028 92,413
Anheuser-Busch InBev Worldwide,
Inc.
266,000 5.000%,  6/15/2034 267,698
ANI Pharmaceuticals, Inc.,
Convertible
111,000 2.250%,  9/1/2029
a
124,098
AstraZeneca Finance, LLC
131,000 5.000%,  2/26/2034 132,273
BAT Capital Corporation
150,000 6.250%,  8/15/2055 149,692
97,000 6.343%,  8/2/2030 103,114
93,000 7.750%,  10/19/2032 106,621
Bausch + Lomb Corporation
48,000 8.375%,  10/1/2028
a
49,800
Bausch Health Companies, Inc.
80,000 5.500%,  11/1/2025
a
79,920
148,000 4.875%,  6/1/2028
a
119,510
Becton, Dickinson and Company
71,000 4.693%,  2/13/2028 71,267
147,000 2.823%,  5/20/2030 134,150
BellRing Brands, Inc.
162,000 7.000%,  3/15/2030
a
167,384
BioMarin Pharmaceutical, Inc.,
Convertible
214,000 1.250%,  5/15/2027 201,267
Bio-Rad Laboratories, Inc.
133,000 3.300%,  3/15/2027 129,705
Bristol-Myers Squibb Company
176,000 5.550%,  2/22/2054 173,447
89,000 5.750%,  2/1/2031 94,123
43,000 5.900%,  11/15/2033 45,944
Bunge, Ltd. Finance Corporation
48,000 4.650%,  9/17/2034 46,405
Campbell's Company
286,000 5.400%,  3/21/2034 288,165
Cargill, Inc.
172,000 2.125%,  11/10/2031
a
146,792
286,000 5.125%,  2/11/2035
a
285,103
Cencora, Inc.
104,000 5.150%,  2/15/2035 103,989
Central Garden & Pet Company
86,000 4.125%,  10/15/2030 78,187

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  70.2% Value
Consumer Non-Cyclical  3.1% - continued
Champ Acquisition Corporation
$ 53,000 8.375%,  12/1/2031
a
$ 54,751
Charles River Laboratories
International, Inc.
94,000 4.000%,  3/15/2031
a
84,124
Chefs' Warehouse, Inc.,
Convertible
204,000 2.375%,  12/15/2028 282,945
CHS/Community Health Systems,
Inc.
191,000 5.625%,  3/15/2027
a
182,390
59,000 8.000%,  12/15/2027
a
58,372
111,000 4.750%,  2/15/2031
a
87,743
109,000 10.875%,  1/15/2032
a
107,384
Cigna Group
88,000 5.600%,  2/15/2054 83,776
110,000 2.400%,  3/15/2030 98,601
Coca-Cola Company
88,000 5.300%,  5/13/2054 86,160
Concentra Escrow Issuer
Corporation
66,000 6.875%,  7/15/2032
a
67,155
Constellation Brands, Inc.
90,000 4.800%,  1/15/2029 90,215
195,000 3.150%,  8/1/2029 181,982
32,000 4.900%,  5/1/2033 31,220
CVS Health Corporation
176,000 6.050%,  6/1/2054 170,760
102,000 6.750%,  12/10/2054
b
101,551
81,000 5.000%,  2/20/2026 81,168
77,000 4.300%,  3/25/2028 76,072
267,000 4.780%,  3/25/2038 239,566
282,000 6.000%,  6/1/2044 275,510
DaVita, Inc.
111,000 6.875%,  9/1/2032
a
111,623
Diageo Capital plc
97,000 2.000%,  4/29/2030 85,634
130,000 5.625%,  10/5/2033 135,014
Edgewell Personal Care Company
200,000 5.500%,  6/1/2028
a
195,868
Eli Lilly & Company
176,000 5.000%,  2/9/2054 165,016
52,000 5.500%,  2/12/2055 52,650
176,000 4.700%,  2/27/2033 176,146
Embecta Corporation
78,000 5.000%,  2/15/2030
a
69,799
91,000 6.750%,  2/15/2030
a
86,660
Encompass Health Corporation
101,000 4.500%,  2/1/2028 98,066
Endo Finance Holdings, Inc.
78,000 8.500%,  4/15/2031
a,e
81,317
Energizer Holdings, Inc.
151,000 4.375%,  3/31/2029
a
140,596
Envista Holdings Corporation,
Convertible
16,000 2.375%,  6/1/2025 15,923
76,000 1.750%,  8/15/2028 68,352
Fortrea Holdings, Inc.
27,000 7.500%,  7/1/2030
a,e
24,552
GE HealthCare Technologies, Inc.
136,000 6.377%,  11/22/2052 147,523
General Mills, Inc.
35,000 4.950%,  3/29/2033 34,636
Principal
Amount Long-Term Fixed Income  70.2% Value
Consumer Non-Cyclical  3.1% - continued
Gilead Sciences, Inc.
$ 89,000 5.250%,  10/15/2033 $ 91,087
HCA, Inc.
80,000 5.950%,  9/15/2054 76,845
114,000 5.250%,  3/1/2030 115,352
150,000 5.750%,  3/1/2035 151,350
Herbalife Nutrition, Ltd./HLF
Financing, Inc.
101,000 7.875%,  9/1/2025
a,e
100,882
HLF Financing SARL, LLC/
Herbalife International, Inc.
74,000 4.875%,  6/1/2029
a
57,069
Insulet Corporation
36,000 6.500%,  4/1/2033
a
36,593
Integer Holdings Corporation,
Convertible
84,000 2.125%,  2/15/2028 122,388
141,000 1.875%,  3/15/2030
a
142,128
Jazz Investments I, Ltd.,
Convertible
212,000 2.000%,  6/15/2026 219,420
249,000 3.125%,  9/15/2030
a
276,016
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
231,000 2.500%,  1/15/2027 222,139
114,000 3.625%,  1/15/2032 102,718
JBS USA LUX SARL/JBS USA
Food Company/JBS USA Foods
Group
130,000 5.950%,  4/20/2035
a
133,614
Johnson & Johnson
176,000 5.250%,  6/1/2054 176,773
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
78,000 9.000%,  2/15/2029
a
80,231
Keurig Dr Pepper, Inc.
107,000 3.200%,  5/1/2030 99,462
172,000 5.300%,  3/15/2034
e
175,217
Kraft Heinz Foods Company
87,000 6.750%,  3/15/2032 94,799
135,000 5.400%,  3/15/2035 136,074
Kroger Company
80,000 4.500%,  1/15/2029 79,798
Lamb Weston Holdings, Inc.
66,000 4.375%,  1/31/2032
a
60,288
LifePoint Health, Inc.
90,000 9.875%,  8/15/2030
a
94,959
98,000 11.000%,  10/15/2030
a
106,537
Mars, Inc.
15,000 5.650%,  5/1/2045
a
15,033
Mattel, Inc.
272,000 3.375%,  4/1/2026
a
267,741
Medline Borrower, LP/Medline Co-
Issuer, Inc.
78,000 6.250%,  4/1/2029
a
78,993
Medtronic Global Holdings SCA
86,000 4.500%,  3/30/2033 84,030
Mozart Debt Merger Sub, Inc.
269,000 3.875%,  4/1/2029
a
251,443
141,000 5.250%,  10/1/2029
a
135,300
MPH Acquisition Holdings, LLC
40,982 5.750%,  12/31/2030
a
29,712

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  70.2% Value
Consumer Non-Cyclical  3.1% - continued
$ 21,403 11.500%,  12/31/2030
a
$ 18,587
Nestle Capital Corporation
150,000 5.100%,  3/12/2054
a
143,519
Newell Brands, Inc.
81,000 6.375%,  9/15/2027
e
81,300
80,000 6.625%,  9/15/2029 80,169
40,000 6.375%,  5/15/2030 38,913
Novartis Capital Corporation
204,000 4.700%,  9/18/2054 183,683
Organon & Company/Organon
Foreign Debt Co-Issuer BV
106,000 4.125%,  4/30/2028
a
99,063
169,000 5.125%,  4/30/2031
a
147,352
PepsiCo, Inc.
167,000 5.250%,  7/17/2054 163,135
Performance Food Group, Inc.
117,000 4.250%,  8/1/2029
a
109,411
Perrigo Finance Unlimited
Company
136,000 4.900%,  6/15/2030 129,919
Philip Morris International, Inc.
93,000 5.625%,  11/17/2029 96,961
88,000 5.125%,  2/13/2031 89,533
93,000 5.750%,  11/17/2032 97,356
132,000 5.250%,  2/13/2034 133,239
76,000 4.900%,  11/1/2034 74,677
Post Holdings, Inc.
117,000 4.625%,  4/15/2030
a
109,262
195,000 4.500%,  9/15/2031
a
176,610
Post Holdings, Inc., Convertible
398,000 2.500%,  8/15/2027 474,416
Roche Holdings, Inc.
130,000 5.218%,  3/8/2054
a
125,680
136,000 2.076%,  12/13/2031
a
116,154
Royalty Pharma plc
222,000 1.200%,  9/2/2025 218,561
123,000 5.150%,  9/2/2029 123,807
Simmons Foods, Inc.
186,000 4.625%,  3/1/2029
a
172,430
Sotera Health Holdings, LLC
80,000 7.375%,  6/1/2031
a
81,330
Spectrum Brands, Inc.,
Convertible
222,000 3.375%,  6/1/2029
a
210,888
Star Parent, Inc.
84,000 9.000%,  10/1/2030
a
82,795
Stryker Corporation
100,000 5.200%,  2/10/2035 100,966
Surgery Center Holdings, Inc.
30,000 7.250%,  4/15/2032
a
29,666
Sysco Corporation
84,000 5.950%,  4/1/2030 88,052
Takeda Pharmaceutical Company,
Ltd.
230,000 5.650%,  7/5/2054 224,993
161,000 5.000%,  11/26/2028 163,106
Tenet Healthcare Corporation
394,000 5.125%,  11/1/2027 388,228
281,000 4.375%,  1/15/2030 263,417
Unilever Capital Corporation
100,000 5.000%,  12/8/2033 101,551
US Acute Care Solutions, LLC
76,000 9.750%,  5/15/2029
a
75,781
Principal
Amount Long-Term Fixed Income  70.2% Value
Consumer Non-Cyclical  3.1% - continued
Varex Imaging Corporation,
Convertible
$ 154,000 4.000%,  6/1/2025 $ 153,230
Viterra Finance BV
178,000 3.200%,  4/21/2031
a
160,294
Winnebago Industries, Inc.,
Convertible
94,000 3.250%,  1/15/2030
e
82,203
Wyeth, LLC
215,000 6.500%,  2/1/2034 237,662
Zoetis, Inc.
131,000 5.600%,  11/16/2032 136,643
Total 18,287,498
Energy  2.6%
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
164,000 5.375%,  6/15/2029
a
160,304
APA Corporation
131,000 4.375%,  10/15/2028
a
125,879
Archrock Partners, LP/Archrock
Partners Finance Corporation
84,000 6.250%,  4/1/2028
a
84,064
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
162,000 8.250%,  12/31/2028
a
165,195
78,000 5.875%,  6/30/2029
a
76,115
Baytex Energy Corporation
90,000 8.500%,  4/30/2030
a
91,393
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
124,000 7.000%,  7/15/2029
a
126,726
BP Capital Markets America, Inc.
127,000 4.812%,  2/13/2033 124,874
120,000 5.227%,  11/17/2034 120,617
BP Capital Markets plc
165,000 4.875%,  3/22/2030
b,h
157,825
177,000 6.450%,  12/1/2033
b,h
180,593
Buckeye Partners, LP
111,000 4.500%,  3/1/2028
a
106,506
85,000 6.875%,  7/1/2029
a
86,405
California Resources Corporation
93,000 8.250%,  6/15/2029
a
94,513
Cheniere Energy Partners, LP
97,000 4.500%,  10/1/2029 94,346
97,000 3.250%,  1/31/2032 85,364
114,000 5.950%,  6/30/2033 117,081
Cheniere Energy, Inc.
77,000 5.650%,  4/15/2034 77,892
Civitas Resources, Inc.
118,000 8.375%,  7/1/2028
a
121,774
125,000 8.750%,  7/1/2031
a
128,368
CNX Resources Corporation
101,000 6.000%,  1/15/2029
a
99,725
CNX Resources Corporation,
Convertible
114,000 2.250%,  5/1/2026 280,554
Columbia Pipelines Holding
Company, LLC
78,000 6.055%,  8/15/2026
a
79,127
175,000 6.042%,  8/15/2028
a
181,000

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  70.2% Value
Energy  2.6% - continued
Comstock Resources, Inc.
$ 84,000 6.750%,  3/1/2029
a
$ 81,629
183,000 5.875%,  1/15/2030
a
172,826
ConocoPhillips Company
180,000 4.850%,  1/15/2032 180,221
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
217,000 5.500%,  6/15/2031
a
208,180
Crescent Energy Finance, LLC
150,000 7.625%,  4/1/2032
a
148,360
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
175,000 8.625%,  3/15/2029
a
181,273
Diamond Foreign Asset Company/
Diamond Finance, LLC
64,000 8.500%,  10/1/2030
a
65,584
Diamondback Energy, Inc.
208,000 5.750%,  4/18/2054 196,094
DT Midstream, Inc.
130,000 4.125%,  6/15/2029
a
122,347
Eastern Energy Gas Holdings, LLC
153,000 5.800%,  1/15/2035 157,922
Enbridge, Inc.
190,000 7.375%,  1/15/2083
b
193,205
182,000 7.625%,  1/15/2083
b
190,629
132,000 5.950%,  4/5/2054 131,339
44,000 5.700%,  3/8/2033 45,159
Enerflex, Ltd.
52,000 9.000%,  10/15/2027
a
53,214
Energy Transfer, LP
89,000 5.950%,  5/15/2054 84,993
297,000 8.000%,  5/15/2054
b
312,547
88,000 6.050%,  9/1/2054 85,451
210,000 6.500%,  11/15/2026
b,h
209,752
87,000 4.400%,  3/15/2027 86,719
54,000 7.125%,  5/15/2030
b,h
54,641
87,000 6.400%,  12/1/2030 92,716
Enterprise Products Operating,
LLC
115,000 5.550%,  2/16/2055 111,697
97,000 4.150%,  10/16/2028 96,062
215,000
7.571%,  (TSFR3M +
3.248%), 8/16/2077
b
213,935
EQM Midstream Partners, LP
160,000 4.750%,  1/15/2031
a
153,890
Genesis Energy LP/Genesis
Energy Finance Corporation
124,000 8.875%,  4/15/2030 128,778
186,000 7.875%,  5/15/2032 187,322
Harvest Midstream I, LP
195,000 7.500%,  9/1/2028
a
196,951
Hess Midstream Operations, LP
175,000 4.250%,  2/15/2030
a
164,637
Hilcorp Energy I, LP/Hilcorp
Finance Company
162,000 5.750%,  2/1/2029
a
156,517
78,000 6.000%,  4/15/2030
a
74,176
34,000 6.250%,  4/15/2032
a
31,766
Howard Midstream Energy
Partners, LLC
217,000 7.375%,  7/15/2032
a
222,322
ITT Holdings, LLC
140,000 6.500%,  8/1/2029
a
129,154
Principal
Amount Long-Term Fixed Income  70.2% Value
Energy  2.6% - continued
Kinder Morgan, Inc.
$ 162,000 5.950%,  8/1/2054 $ 158,369
Kodiak Gas Services, LLC
98,000 7.250%,  2/15/2029
a
99,897
Laredo Petroleum, Inc.
89,000 7.750%,  7/31/2029
a
86,586
MEG Energy Corporation
65,000 5.875%,  2/1/2029
a
63,918
MPLX, LP
243,000 1.750%,  3/1/2026 236,645
43,000 5.000%,  3/1/2033 41,972
123,000 5.500%,  6/1/2034 122,545
Nabors Industries, Inc.
78,000 7.375%,  5/15/2027
a
76,931
199,000 9.125%,  1/31/2030
a
199,066
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
65,000 8.125%,  2/15/2029
a
65,454
97,000 8.375%,  2/15/2032
a
97,208
Noble Finance II, LLC
78,000 8.000%,  4/15/2030
a
77,954
Northern Oil and Gas, Inc.
90,000 8.750%,  6/15/2031
a
91,796
Northern Oil and Gas, Inc.,
Convertible
191,000 3.625%,  4/15/2029 201,276
Occidental Petroleum Corporation
58,000 5.000%,  8/1/2027 58,194
174,000 8.875%,  7/15/2030 199,243
ONEOK, Inc.
168,000 5.700%,  11/1/2054 157,244
87,000 5.650%,  11/1/2028 89,609
113,000 4.750%,  10/15/2031 110,750
Ovintiv, Inc.
103,000 5.650%,  5/15/2028 105,549
PBF Holding Company, LLC/PBF
Finance Corporation
127,000 6.000%,  2/15/2028 118,115
Permian Resources Operating,
LLC, Convertible
58,000 3.250%,  4/1/2028 140,614
Pioneer Natural Resources
Company
120,000 1.900%,  8/15/2030 104,299
Plains All American Pipeline, LP/
PAA Finance Corporation
191,000 4.650%,  10/15/2025 190,932
Prairie Acquiror, LP
130,000 9.000%,  8/1/2029
a
132,326
Precision Drilling Corporation
77,000 6.875%,  1/15/2029
a
75,228
Range Resources Corporation
140,000 4.750%,  2/15/2030
a
133,186
Rockies Express Pipeline, LLC
203,000 4.950%,  7/15/2029
a
194,390
Saturn Oil & Gas, Inc.
36,000 9.625%,  6/15/2029
a,e
34,816
Schlumberger Holdings
Corporation
61,000 4.300%,  5/1/2029
a
60,371
SM Energy Company
135,000 6.500%,  7/15/2028 134,075
53,000 7.000%,  8/1/2032
a
52,015

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  70.2% Value
Energy  2.6% - continued
South Bow USA Infrastructure
Holdings, LLC
$ 46,000 5.584%,  10/1/2034
a
$ 45,040
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
78,000 5.875%,  3/1/2027 77,581
Sunoco, LP
234,000 7.000%,  5/1/2029
a
239,378
Sunoco, LP/Sunoco Finance
Corporation
114,000 5.875%,  3/15/2028 113,898
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
209,000 5.500%,  1/15/2028
a
203,416
117,000 7.375%,  2/15/2029
a
117,583
Talos Production, Inc.
34,000 9.000%,  2/1/2029
a
34,936
Targa Resources Corporation
88,000 6.125%,  5/15/2055 87,397
Targa Resources Partners, LP
233,000 4.875%,  2/1/2031 228,090
TGNR Intermediate Holdings, LLC
185,000 5.500%,  10/15/2029
a
173,697
TotalEnergies Capital SA
264,000 5.488%,  4/5/2054 255,429
TransCanada Trust
313,000 5.875%,  8/15/2076
b
310,825
Transocean, Inc.
57,600 8.750%,  2/15/2030
a
59,823
UGI Corporation, Convertible
108,000 5.000%,  6/1/2028
a
139,457
USA Compression Partners, LP/
USA Compression Finance
Corporation
138,000 7.125%,  3/15/2029
a
140,356
Valaris, Ltd.
172,000 8.375%,  4/30/2030
a
172,197
Venture Global Calcasieu Pass,
LLC
94,000 3.875%,  8/15/2029
a
87,016
160,000 4.125%,  8/15/2031
a
145,376
Venture Global LNG, Inc.
290,000 8.125%,  6/1/2028
a
296,331
118,000 9.000%,  9/30/2029
a,b,h
111,981
188,000 8.375%,  6/1/2031
a
190,685
129,000 9.875%,  2/1/2032
a
137,009
Viridien SA
39,000 8.750%,  4/1/2027
a
39,853
Williams Companies, Inc.
164,000 4.900%,  3/15/2029 165,068
98,000 2.600%,  3/15/2031 86,112
48,000 5.600%,  3/15/2035 48,921
Total 15,306,276
Financials  8.4%
Acrisure, LLC/Acrisure Finance,
Inc.
54,000 4.250%,  2/15/2029
a
50,526
76,000 7.500%,  11/6/2030
a
77,319
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
150,000 6.950%,  3/10/2055
b
153,530
Principal
Amount Long-Term Fixed Income  70.2% Value
Financials  8.4% - continued
$ 150,000 6.500%,  7/15/2025 $ 150,436
150,000 5.750%,  6/6/2028 154,291
254,000 3.000%,  10/29/2028 238,686
175,000 5.375%,  12/15/2031 176,322
Agree, LP
91,000 5.625%,  6/15/2034 92,084
Air Lease Corporation
180,000 4.650%,  6/15/2026
b,h
175,095
98,000 3.125%,  12/1/2030 88,718
Aircastle, Ltd.
165,000 5.250%,  6/15/2026
a,b,h
161,902
98,000 2.850%,  1/26/2028
a
92,506
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
78,000 4.250%,  10/15/2027
a
75,278
92,000 6.750%,  4/15/2028
a
92,360
108,000 7.000%,  1/15/2031
a
108,330
Ally Financial, Inc.
255,000 4.700%,  5/15/2026
b,h
237,314
254,000 8.000%,  11/1/2031 283,032
122,000 6.700%,  2/14/2033 122,038
American Express Company
190,000 3.550%,  9/15/2026
b,h
183,489
5,000 6.338%,  10/30/2026
b
5,048
American International Group, Inc.
176,000 5.125%,  3/27/2033 176,248
Americold Realty Operating
Partnership, LP
125,000 5.600%,  5/15/2032 125,471
Ameriprise Financial, Inc.
166,000 5.200%,  4/15/2035 165,613
AmWINS Group, Inc.
65,000 6.375%,  2/15/2029
a
65,495
192,000 4.875%,  6/30/2029
a
181,000
Aon North America, Inc.
176,000 5.750%,  3/1/2054 173,572
Apollo Debt Solutions BDC
137,000 6.700%,  7/29/2031 141,349
Ares Capital Corporation
191,000 2.150%,  7/15/2026 184,215
108,000 5.875%,  3/1/2029 109,645
Ares Strategic Income Fund
120,000 5.600%,  2/15/2030
a
118,277
Arthur J. Gallagher & Company
132,000 5.750%,  7/15/2054 130,041
75,000 5.000%,  2/15/2032 74,994
Assurant, Inc.
128,000 6.100%,  2/27/2026 129,116
Aviation Capital Group, LLC
96,000 4.875%,  10/1/2025
a
95,961
Avolon Holdings Funding, Ltd.
180,000 5.750%,  3/1/2029
a
183,318
171,000 5.375%,  5/30/2030
a
171,232
Azorra Finance, Ltd.
168,000 7.750%,  4/15/2030
a
167,459
Banco Santander SA
82,000 4.750%,  11/12/2026
b,h
78,605
Bank of America Corporation
225,000 6.125%,  4/27/2027
b,h
227,801
186,000 4.376%,  4/27/2028
b
185,230
294,000 3.593%,  7/21/2028
b
287,705
145,000 5.819%,  9/15/2029
b
150,267
392,000 3.974%,  2/7/2030
b
381,432

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  70.2% Value
Financials  8.4% - continued
$ 160,000 5.162%,  1/24/2031
b
$ 162,205
328,000 2.687%,  4/22/2032
b
288,688
144,000 2.572%,  10/20/2032
b
124,236
179,000 2.972%,  2/4/2033
b
156,945
134,000 5.468%,  1/23/2035
b
135,951
339,000 5.425%,  8/15/2035
b
331,926
92,000 3.846%,  3/8/2037
b
82,574
Bank of Montreal
92,000 3.088%,  1/10/2037
b
77,697
Bank of New York Mellon
Corporation
95,000 6.317%,  10/25/2029
b
100,504
127,000 4.596%,  7/26/2030
b
126,986
91,000 6.474%,  10/25/2034
b
99,399
Bank of Nova Scotia
110,000 4.900%,  6/4/2025
b,h
109,248
Barclays plc
124,000 6.125%,  12/15/2025
b,h
123,904
134,000 2.852%,  5/7/2026
b
133,718
85,000 5.501%,  8/9/2028
b
86,265
145,000 4.972%,  5/16/2029
b
145,462
200,000 4.942%,  9/10/2030
b
199,362
110,000 6.224%,  5/9/2034
b
114,590
88,000 7.119%,  6/27/2034
b
94,809
BlackRock Funding, Inc.
88,000 5.250%,  3/14/2054 84,862
Blackstone Mortgage Trust, Inc.,
Convertible
26,000 5.500%,  3/15/2027 25,194
Blackstone Private Credit Fund
161,000 5.600%,  11/22/2029
a
159,647
Blue Owl Capital Corporation II
86,000 8.450%,  11/15/2026 90,148
Blue Owl Credit Income
Corporation
136,000 4.700%,  2/8/2027 134,317
Blue Owl Technology Finance
Corporation
48,000 4.750%,  12/15/2025
a
47,754
147,000 3.750%,  6/17/2026
a
143,501
100,000 6.100%,  3/15/2028
a
99,738
44,000 6.750%,  4/4/2029 44,598
BNP Paribas SA
122,000 3.132%,  1/20/2033
a,b
106,335
Bread Financial Holdings, Inc.
24,000 8.375%,  6/15/2035
a,b
23,468
Brixmor Operating Partnership, LP
159,000 2.250%,  4/1/2028 147,638
Brookfield Finance, Inc.
106,000 5.813%,  3/3/2055 103,407
Burford Capital Global Finance,
LLC
186,000 9.250%,  7/1/2031
a
195,965
Capital One Financial Corporation
110,000 3.950%,  9/1/2026
b,e,h
105,218
135,000 3.273%,  3/1/2030
b
126,561
Centene Corporation
361,000 3.000%,  10/15/2030 315,741
Charles Schwab Corporation
290,000 5.375%,  6/1/2025
b,h
288,972
240,000 4.000%,  6/1/2026
b,h
233,937
87,000 6.136%,  8/24/2034
b
92,597
Principal
Amount Long-Term Fixed Income  70.2% Value
Financials  8.4% - continued
CHL Mortgage Pass-Through Trust
$ 76,591
6.744%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
$ 75,044
548,043
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 238,695
Citadel, LP
102,000 6.375%,  1/23/2032
a
104,657
Citigroup, Inc.
325,000 3.875%,  2/18/2026
b,h
317,486
194,000 1.462%,  6/9/2027
b
186,877
172,000 3.070%,  2/24/2028
b
167,149
90,000 7.375%,  5/15/2028
b,h
92,406
175,000 7.625%,  11/15/2028
b,h
182,064
391,000 4.075%,  4/23/2029
b
384,460
107,000 7.125%,  8/15/2029
b,h
109,428
94,000 6.950%,  2/15/2030
b,h
93,729
87,000 6.174%,  5/25/2034
b
89,173
150,000 7.000%,  8/15/2034
b,h
155,515
145,000 6.020%,  1/24/2036
b
146,385
Citizens Financial Group, Inc.
205,000 4.000%,  10/6/2026
b,h
196,396
72,000 5.718%,  7/23/2032
b
73,295
CNA Financial Corporation
176,000 5.125%,  2/15/2034 174,799
Coinbase Global, Inc., Convertible
235,000 0.500%,  6/1/2026 229,595
259,000 0.250%,  4/1/2030 239,446
Comerica, Inc.
120,000 5.625%,  7/1/2025
b,h
119,252
48,000 5.982%,  1/30/2030
b
48,776
Commonwealth Bank of Australia
117,000 2.688%,  3/11/2031
a
102,144
Cooperatieve Rabobank UA
111,000 1.339%,  6/24/2026
a,b
110,117
COPT Defense Properties, LP
192,000 2.250%,  3/15/2026 187,077
COPT Defense Properties, LP,
Convertible
41,000 5.250%,  9/15/2028
a
45,654
Corebridge Financial, Inc.
173,000 6.375%,  9/15/2054
b
171,873
136,000 6.875%,  12/15/2052
b
138,985
87,000 6.050%,  9/15/2033 90,775
100,000 5.750%,  1/15/2034 102,625
Countrywide Home Loan
Mortgage Pass Through Trust
236,726
5.136%,  11/25/2035, Ser.
2005-22, Class 2A1
b
194,201
Cousins Properties, LP
40,000 5.375%,  2/15/2032 39,835
Credit Acceptance Corporation
56,000 9.250%,  12/15/2028
a
59,284
30,000 6.625%,  3/15/2030
a
29,554
Credit Agricole SA
98,000 3.250%,  1/14/2030
a
90,183
Credit Suisse Group AG
110,000 7.250%,  N/A
*,i
8,250
110,000 7.500%,  N/A
*,h,i
8,250
Dai-ichi Life Insurance Company,
Ltd.
205,000 6.200%,  1/16/2035
a,b,h
205,645
Deutsche Bank AG/New York, NY
332,000 2.129%,  11/24/2026
b
326,037
150,000 2.311%,  11/16/2027
b
144,138

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  70.2% Value
Financials  8.4% - continued
$ 124,000 6.819%,  11/20/2029
b
$ 131,492
136,000 3.742%,  1/7/2033
b
119,507
Digital Realty Trust, LP, Convertible
165,000 1.875%,  11/15/2029
a
163,400
Discover Bank
196,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
b
200,242
Discover Financial Services
46,000 6.700%,  11/29/2032 49,409
Diversified Healthcare Trust
63,000 Zero Coupon,  1/15/2026
a
59,382
Drawbridge Special Opportunities
Fund, LP
264,000 3.875%,  2/15/2026
a
258,915
Elevance Health, Inc.
176,000 5.650%,  6/15/2054 169,753
257,000 2.550%,  3/15/2031 227,114
Encore Capital Group, Inc.,
Convertible
92,000 4.000%,  3/15/2029 83,260
Extra Space Storage, LP
96,000 2.400%,  10/15/2031 81,683
Fairfax Financial Holdings, Ltd.
132,000 6.350%,  3/22/2054 134,475
Federal Realty OP, LP, Convertible
49,000 3.250%,  1/15/2029
a
48,804
Fifth Third Bancorp
75,000 4.500%,  9/30/2025
b,h
74,363
86,000 4.772%,  7/28/2030
b
85,490
Fifth Third Bank NA
237,000 3.850%,  3/15/2026 235,017
FirstCash, Inc.
190,000 5.625%,  1/1/2030
a
184,229
Five Corners Funding Trust III
100,000 5.791%,  2/15/2033
a
103,156
Fortitude Group Holdings, LLC
200,000 6.250%,  4/1/2030
a
202,190
Fortress Transportation and
Infrastructure Investors, LLC
79,000 5.500%,  5/1/2028
a
77,429
177,000 7.000%,  5/1/2031
a
179,836
48,000 7.000%,  6/15/2032
a
48,675
Freedom Mortgage Holdings, LLC
176,000 9.250%,  2/1/2029
a
178,735
76,000 9.125%,  5/15/2031
a
76,480
FS KKR Capital Corporation
96,000 3.400%,  1/15/2026 94,743
97,000 2.625%,  1/15/2027 92,584
GGAM Finance, Ltd.
81,000 8.000%,  6/15/2028
a
84,937
139,000 5.875%,  3/15/2030
a
137,178
Global Aircraft Leasing Company,
Ltd.
64,000 8.750%,  9/1/2027
a
65,051
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
239,000 3.750%,  12/15/2027
a
224,945
goeasy, Ltd.
128,000 9.250%,  12/1/2028
a
134,373
79,000 7.625%,  7/1/2029
a
79,023
48,000 6.875%,  5/15/2030
a
47,006
Principal
Amount Long-Term Fixed Income  70.2% Value
Financials  8.4% - continued
Goldman Sachs BDC, Inc.
$ 80,000 6.375%,  3/11/2027 $ 81,955
Goldman Sachs Group, Inc.
183,000
7.379%,  (H15T 5Y +
3.623%), 8/10/2025
b,h
183,865
124,000 3.650%,  8/10/2026
b,h
120,338
188,000 4.125%,  11/10/2026
b,h
182,119
173,000 1.948%,  10/21/2027
b
165,940
92,000 2.640%,  2/24/2028
b
88,801
185,000 4.482%,  8/23/2028
b
184,551
196,000 3.814%,  4/23/2029
b
191,352
98,000 3.800%,  3/15/2030 93,718
98,000 2.615%,  4/22/2032
b
85,568
97,000 2.383%,  7/21/2032
b
83,080
98,000 6.125%,  11/10/2034
b,h
95,856
165,000 5.330%,  7/23/2035
b
164,177
250,000 5.016%,  10/23/2035
b
243,088
Hartford Insurance Group, Inc.
98,000 2.800%,  8/19/2029 90,540
HAT Holdings I, LLC/HAT Holdings
II, LLC, Convertible
20,000 Zero Coupon,  5/1/2025
a
21,820
55,000 3.750%,  8/15/2028
a
67,430
HSBC Holdings plc
273,000 4.583%,  6/19/2029
b
270,577
117,000 2.804%,  5/24/2032
b
102,338
HUB International, Ltd.
225,000 7.250%,  6/15/2030
a
231,751
Huntington Bancshares, Inc./OH
105,000 4.450%,  10/15/2027
b,h
101,041
214,000 5.709%,  2/2/2035
b
216,279
140,000 6.141%,  11/18/2039
b
140,983
Huntington Bank Auto Credit-
Linked Notes
210,528
5.442%,  10/20/2032, Ser.
2024-2, Class B1
a
211,474
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
75,000 6.250%,  5/15/2026 74,264
214,000 5.250%,  5/15/2027 203,452
ING Groep NV
200,000 1.726%,  4/1/2027
b
194,299
100,000 6.083%,  9/11/2027
b
102,015
Intesa Sanpaolo SPA
97,000 4.198%,  6/1/2032
a,b
87,029
Invitation Homes Operating
Partnership, LP
145,000 2.000%,  8/15/2031 121,334
J.P. Morgan Chase & Company
190,000 3.650%,  6/1/2026
b,h
185,753
294,000 4.005%,  4/23/2029
b
288,970
97,000 2.069%,  6/1/2029
b
89,810
101,000 6.500%,  4/1/2030
b,h
103,368
392,000 4.493%,  3/24/2031
b
386,803
92,000 2.963%,  1/25/2033
b
81,212
83,000 4.912%,  7/25/2033
b
82,340
94,000 5.717%,  9/14/2033
b
96,591
83,000 5.350%,  6/1/2034
b
84,349
98,000 6.254%,  10/23/2034
b
105,252
44,000 5.336%,  1/23/2035
b
44,468
147,000 5.766%,  4/22/2035
b
152,778
84,000 5.502%,  1/24/2036
b
85,809
156,000 5.534%,  11/29/2045
b
154,451

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  70.2% Value
Financials  8.4% - continued
Jane Street Group/JSG Finance,
Inc.
$ 123,000 4.500%,  11/15/2029
a
$ 116,146
40,000 7.125%,  4/30/2031
a
41,091
67,000 6.125%,  11/1/2032
a
65,927
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
78,000 5.000%,  8/15/2028
a
73,331
98,000 6.625%,  10/15/2031
a
96,961
Jefferson Capital Holdings, LLC
65,000 6.000%,  8/15/2026
a
64,616
162,000 9.500%,  2/15/2029
a
171,940
KeyBank NA/Cleveland, OH
147,000 3.900%,  4/13/2029 141,145
166,000 5.000%,  1/26/2033 161,664
Kilroy Realty, LP
127,000 4.250%,  8/15/2029 120,813
63,000 6.250%,  1/15/2036 62,462
Kite Realty Group, LP, Convertible
9,000 0.750%,  4/1/2027
a
9,137
Ladder Capital Finance Holdings,
LLLP/Ladder Capital Finance
Corporation
212,000 4.750%,  6/15/2029
a
201,901
Liberty Mutual Group, Inc.
44,000 4.125%,  12/15/2051
a,b
42,129
Lincoln National Corporation
235,000
6.942%,  (TSFR3M +
2.619%), 5/19/2025
b
192,893
Lloyds Banking Group plc
310,000 1.627%,  5/11/2027
b
299,847
M&T Bank Corporation
290,000 3.500%,  9/1/2026
b,h
275,071
Macquarie Airfinance Holdings,
Ltd.
35,000 6.400%,  3/26/2029
a
36,177
96,000 5.150%,  3/17/2030
a
94,656
Macquarie Group, Ltd.
195,000 1.629%,  9/23/2027
a,b
186,575
Marsh & McLennan Companies,
Inc.
88,000 2.375%,  12/15/2031 75,747
MetLife, Inc.
96,000 6.350%,  3/15/2055
b
96,188
130,000 3.850%,  9/15/2025
b,h
128,476
130,000 5.875%,  3/15/2028
b,h
131,258
182,000 6.400%,  12/15/2036 184,595
Metropolitan Life Global Funding I
159,000 2.950%,  4/9/2030
a
146,241
Mid-America Apartments, LP
196,000 4.200%,  6/15/2028 194,020
Mizuho Financial Group, Inc.
200,000 1.554%,  7/9/2027
b
192,563
200,000 2.564%,  9/13/2031 171,610
88,000 5.748%,  7/6/2034
b
90,841
Molina Healthcare, Inc.
135,000 4.375%,  6/15/2028
a
128,583
77,000 6.250%,  1/15/2033
a
75,783
Morgan Stanley
116,000 5.516%,  11/19/2055
b
113,320
226,000 2.188%,  4/28/2026
b
225,553
196,000 1.593%,  5/4/2027
b
189,815
193,000 1.512%,  7/20/2027
b
185,523
65,000 5.123%,  2/1/2029
b
65,891
Principal
Amount Long-Term Fixed Income  70.2% Value
Financials  8.4% - continued
$ 118,000 3.622%,  4/1/2031
b
$ 111,417
92,000 2.943%,  1/21/2033
b
80,697
85,000 4.889%,  7/20/2033
b
83,739
88,000 5.250%,  4/21/2034
b
88,043
102,000 5.424%,  7/21/2034
b
103,188
72,000 5.831%,  4/19/2035
b
74,611
61,000 5.587%,  1/18/2036
b
62,297
185,000 2.484%,  9/16/2036
b
153,382
Nasdaq, Inc.
71,000 5.350%,  6/28/2028 72,674
Nationstar Mortgage Holdings,
Inc.
38,000 5.500%,  8/15/2028
a
37,689
120,000 5.125%,  12/15/2030
a
119,692
31,000 7.125%,  2/1/2032
a
32,202
NatWest Group plc
98,000 4.892%,  5/18/2029
b
98,183
225,000 6.475%,  6/1/2034
b
234,429
Navient Corporation
47,000 5.000%,  3/15/2027 45,989
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
52,000 4.500%,  9/30/2028
a
49,015
Neuberger Berman CLO, Ltd.
1,225,000
7.564%,  (TSFR3M +
3.262%), 10/15/2029, Ser.
2013-15A, Class DR2
a,b
1,226,009
New Mountain Finance
Corporation, Convertible
25,000 7.500%,  10/15/2025 25,288
New York Life Global Funding
83,000 4.550%,  1/28/2033
a
80,505
89,000 5.000%,  1/9/2034
a
89,004
Nippon Life Insurance Company
425,000 5.950%,  4/16/2054
a,b
427,448
NNN REIT, Inc.
98,000 2.500%,  4/15/2030 87,593
Nomura Holdings, Inc.
145,000 2.172%,  7/14/2028 133,857
200,000 5.783%,  7/3/2034 205,113
Omega Healthcare Investors, Inc.
95,000 4.750%,  1/15/2028 94,771
OneMain Finance Corporation
300,000 3.500%,  1/15/2027 287,530
163,000 3.875%,  9/15/2028 150,730
63,000 6.750%,  3/15/2032 61,833
Panther Escrow Issuer, LLC
226,000 7.125%,  6/1/2031
a
230,278
Park Intermediate Holdings, LLC
210,000 4.875%,  5/15/2029
a
195,998
Pebblebrook Hotel Trust,
Convertible
475,000 1.750%,  12/15/2026 443,888
PNC Bank NA
98,000 2.700%,  10/22/2029 89,872
PNC Financial Services Group,
Inc.
131,000 6.200%,  9/15/2027
b,h
132,821
77,000 5.582%,  6/12/2029
b
79,176
180,000 6.250%,  3/15/2030
b,h
180,922
87,000 6.875%,  10/20/2034
b
96,191
PRA Group, Inc.
123,000 8.375%,  2/1/2028
a
125,705

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  70.2% Value
Financials  8.4% - continued
Prologis Targeted US Logistics
Fund, LP
$ 128,000 5.250%,  4/1/2029
a
$ 130,605
81,000 5.250%,  1/15/2035
a
80,713
Prologis, LP
107,000 5.250%,  3/15/2054 101,484
Provident Financing Trust I
112,000 7.405%,  3/15/2038 118,169
Prudential Financial, Inc.
90,000 5.125%,  3/1/2052
b
85,667
138,000 6.750%,  3/1/2053
b
144,010
220,000 6.500%,  3/15/2054
b
224,056
120,000 3.700%,  10/1/2050
b
108,285
Realty Income Corporation
80,000 4.875%,  6/1/2026 80,257
163,000 3.200%,  1/15/2027 159,137
112,000 3.950%,  8/15/2027 110,744
Regency Centers, LP
135,000 5.250%,  1/15/2034 135,148
Regions Financial Corporation
85,000 2.250%,  5/18/2025 84,688
145,000 5.750%,  6/15/2025
b,e,h
144,200
Reinsurance Group of America,
Inc.
87,000 6.000%,  9/15/2033 90,252
170,000 5.750%,  9/15/2034 172,919
RenaissanceRe Holdings, Ltd.
175,000 5.800%,  4/1/2035 179,230
Rexford Industrial Realty, LP,
Convertible
63,000 4.375%,  3/15/2027
a
62,811
114,000 4.125%,  3/15/2029
a
112,632
RGA Global Funding
83,000 5.500%,  1/11/2031
a
85,307
RHP Hotel Properties, LP/RHP
Finance Corporation
39,000 4.750%,  10/15/2027 38,068
76,000 4.500%,  2/15/2029
a
71,899
RLJ Lodging Trust, LP
70,000 4.000%,  9/15/2029
a
62,792
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
113,000 3.625%,  3/1/2029
a
104,214
46,000 3.875%,  3/1/2031
a
41,207
41,000 4.000%,  10/15/2033
a
35,170
Ryan Specialty, LLC
40,000 4.375%,  2/1/2030
a
38,059
52,000 5.875%,  8/1/2032
a
51,360
Santander Holdings USA, Inc.
196,000 3.450%,  6/2/2025 195,486
90,000 2.490%,  1/6/2028
b
86,260
149,000 5.473%,  3/20/2029
b
149,839
Santander UK Group Holdings plc
200,000 1.673%,  6/14/2027
b
192,669
Service Properties Trust
67,000 5.500%,  12/15/2027 64,627
62,000 8.625%,  11/15/2031
a
65,405
Simon Property Group, LP
159,000 2.650%,  7/15/2030 143,868
87,000 6.250%,  1/15/2034 93,427
Sixth Street Lending Partners
85,000 6.125%,  7/15/2030
a
85,551
Principal
Amount Long-Term Fixed Income  70.2% Value
Financials  8.4% - continued
SLM Corporation
$ 18,000 6.500%,  1/31/2030 $ 18,470
Societe Generale SA
133,000 1.488%,  12/14/2026
a,b
129,929
67,000 10.000%,  11/14/2028
a,b,h
72,452
200,000 6.100%,  4/13/2033
a,b
204,843
Standard Chartered plc
131,000 2.608%,  1/12/2028
a,b,e
126,198
Starwood Property Trust, Inc.
31,000 6.500%,  10/15/2030
a
30,713
Starwood Property Trust, Inc.,
Convertible
146,000 6.750%,  7/15/2027 154,097
State Street Corporation
88,000 6.700%,  3/15/2029
b,h
90,224
91,000 4.421%,  5/13/2033
b
88,218
Sumitomo Life Insurance Company
265,000 3.375%,  4/15/2081
a,b
236,381
Sumitomo Mitsui Financial Group,
Inc.
200,000 5.716%,  9/14/2028 207,161
132,000 5.766%,  1/13/2033 137,413
Summit Hotel Properties, Inc.,
Convertible
104,000 1.500%,  2/15/2026 99,200
Synchrony Financial
65,000 5.935%,  8/2/2030
b
65,914
82,000 7.250%,  2/2/2033 84,411
Synovus Bank
87,000 5.625%,  2/15/2028 87,413
Toronto-Dominion Bank
125,000 8.125%,  10/31/2082
b
129,301
124,000 5.523%,  7/17/2028 127,490
91,000 4.456%,  6/8/2032 87,857
69,000 5.146%,  9/10/2034
b
68,335
TrueNoord Capital DAC
48,000 8.750%,  3/1/2030
a
48,716
Truist Bank
99,000 2.250%,  3/11/2030 86,798
Truist Financial Corporation
160,000 6.047%,  6/8/2027
b
162,664
80,000 1.887%,  6/7/2029
b
73,292
315,000 5.100%,  3/1/2030
b,h
305,486
155,000 5.153%,  8/5/2032
b
155,262
129,000 5.711%,  1/24/2035
b
131,711
U.S. Bancorp
127,000 4.548%,  7/22/2028
b
127,018
42,000 5.836%,  6/12/2034
b
43,340
125,000 5.678%,  1/23/2035
b
127,788
UBS Group AG
200,000 4.875%,  2/12/2027
a,b,h
194,004
191,000 3.869%,  1/12/2029
a,b
186,563
UniCredit SPA
76,000 5.861%,  6/19/2032
a,b
76,253
United Wholesale Mortgage, LLC
212,000 5.500%,  4/15/2029
a
204,393
UnitedHealth Group, Inc.
264,000 5.375%,  4/15/2054 250,815
185,000 4.200%,  5/15/2032 177,868
USB Realty Corporation
146,000
5.711%,  (TSFR3M +
1.409%), 1/15/2027
a,b,h
118,545

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  70.2% Value
Financials  8.4% - continued
Ventas Realty, LP, Convertible
$ 130,000 3.750%,  6/1/2026 $ 167,245
Vornado Realty, LP
58,000 3.400%,  6/1/2031 49,109
Wells Fargo & Company
100,000 3.900%,  3/15/2026
b,h
98,008
169,000 2.188%,  4/30/2026
b
168,647
89,000 3.526%,  3/24/2028
b
87,208
196,000 3.584%,  5/22/2028
b
191,899
127,000 4.808%,  7/25/2028
b
127,408
180,000 7.625%,  9/15/2028
b,h
192,282
196,000 4.478%,  4/4/2031
b
192,652
62,000 5.389%,  4/24/2034
b
62,428
88,000 5.557%,  7/25/2034
b
89,547
101,000 6.491%,  10/23/2034
b
108,957
357,000 5.499%,  1/23/2035
b
361,856
Welltower OP, LLC, Convertible
247,000 2.750%,  5/15/2028
a
402,610
Westpac Banking Corporation
147,000 4.110%,  7/24/2034
b
140,456
Willis North America, Inc.
88,000 5.900%,  3/5/2054 86,699
196,000 4.500%,  9/15/2028 194,520
XHR, LP
109,000 4.875%,  6/1/2029
a
102,100
33,000 6.625%,  5/15/2030
a
32,397
Total 49,686,582
Foreign Government  0.1%
NBN Company, Ltd.
171,000 2.625%,  5/5/2031
a
152,329
Saudi Arabian Oil Company
130,000 5.750%,  7/17/2054
a
122,675
Teine Energy, Ltd.
190,000 6.875%,  4/15/2029
a
185,768
Total 460,772
Mortgage-Backed Securities  22.0%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
314,508 2.000%,  1/1/2052 253,754
5,200,777 2.500%,  5/1/2051 4,386,728
3,680,002 3.500%,  5/1/2052 3,346,904
2,362,847 4.000%,  5/1/2052 2,223,086
4,604,518 5.000%,  7/1/2053 4,544,729
5,617,368 5.500%,  7/1/2053 5,658,581
310,624 5.000%,  8/1/2053 308,081
1,139,535 5.500%,  9/1/2053 1,152,567
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
2,229,601 2.500%,  7/1/2030 2,144,468
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
2,731,418 3.500%,  5/1/2040 2,574,141
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
5,557,333 3.000%,  1/1/2052 4,858,873
720,578 2.000%,  2/1/2051 581,385
451,353 2.000%,  2/1/2051 364,167
2,760,561 2.500%,  2/1/2051 2,326,823
Principal
Amount Long-Term Fixed Income  70.2% Value
Mortgage-Backed Securities  22.0% -
continued
$ 3,383,642 2.500%,  2/1/2051 $ 2,822,220
6,456,052 2.000%,  3/1/2051 5,169,308
3,614,657 4.000%,  3/1/2051 3,402,071
6,146,766 3.000%,  3/1/2052 5,340,504
5,097,693 2.000%,  4/1/2051 4,059,530
3,616,237 3.000%,  4/1/2051 3,160,701
3,710,815 3.000%,  5/1/2050 3,229,702
871,404 2.000%,  5/1/2051 699,677
2,059,933 3.000%,  5/1/2051 1,818,505
2,210,372 3.000%,  6/1/2050 1,966,191
1,035,745 4.000%,  6/1/2052 968,436
2,865,025 5.000%,  6/1/2053 2,831,637
4,918,889 2.500%,  7/1/2051 4,165,141
2,401,218 3.500%,  7/1/2051 2,188,424
2,952,252 4.000%,  7/1/2052 2,760,407
1,038,356 2.500%,  8/1/2050 879,003
4,476,265 3.500%,  8/1/2050 4,091,525
4,183,455 3.500%,  8/1/2052 3,779,052
2,568,303 4.500%,  8/1/2052 2,463,348
424,622 5.000%,  8/1/2053 419,674
3,219,972 3.500%,  9/1/2052 2,928,671
1,224,448 3.500%,  9/1/2052 1,113,612
364,145 5.000%,  9/1/2052 359,013
2,697,420 4.500%,  9/1/2053 2,587,990
764,368 4.500%,  9/1/2053 735,755
3,930,691 4.000%,  10/1/2052 3,685,001
833,231 2.000%,  11/1/2051 671,329
1,593,428 3.500%,  11/1/2052 1,453,962
3,466,073 2.000%,  12/1/2050 2,783,056
11,368,178 4.500%,  12/1/2052 10,950,113
250,000 6.000%,  4/1/2041 253,910
150,000 5.500%,  5/1/2041 149,672
1,650,000 4.500%,  4/1/2049 1,578,171
1,700,000 5.000%,  5/1/2049 1,664,691
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
5,520,843 2.500%,  3/1/2062 4,464,902
2,080,757 3.500%,  7/1/2061 1,843,136
2,021,007 4.000%,  12/1/2061 1,868,889
Total 130,031,216
Technology  2.2%
Accenture Capital, Inc.
143,000 4.500%,  10/4/2034 138,176
Adobe, Inc.
153,000 5.300%,  1/17/2035
e
157,558
Advanced Micro Devices, Inc.
90,000 3.924%,  6/1/2032 85,543
Akamai Technologies, Inc.,
Convertible
33,000 0.125%,  5/1/2025 32,851
155,000 0.375%,  9/1/2027 150,892
182,000 1.125%,  2/15/2029 172,900
Analog Devices, Inc.
48,000 2.100%,  10/1/2031 41,217
Apple, Inc.
183,000 1.650%,  2/8/2031 158,100
444,000 3.750%,  9/12/2047 352,882
Array Technologies, Inc.,
Convertible
253,000 1.000%,  12/1/2028 185,527

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  70.2% Value
Technology  2.2% - continued
Block, Inc.
$ 266,000 6.500%,  5/15/2032
a
$ 268,682
Block, Inc., Convertible
34,000 0.250%,  11/1/2027 29,920
Boost Newco Borrower, LLC
197,000 7.500%,  1/15/2031
a
205,064
Broadcom, Inc.
89,000 4.000%,  4/15/2029
a
86,867
84,000 4.800%,  10/15/2034 81,999
Cadence Design Systems, Inc.
72,000 4.700%,  9/10/2034 70,300
Cisco Systems, Inc.
176,000 5.350%,  2/26/2064 171,123
Clarivate Science Holdings
Corporation
86,000 3.875%,  7/1/2028
a
79,777
Cloud Software Group, Inc.
422,000 6.500%,  3/31/2029
a
410,212
CommScope, LLC
63,000 4.750%,  9/1/2029
a
56,010
63,000 9.500%,  12/15/2031
a
64,890
Consensus Cloud Solutions, Inc.
40,000 6.000%,  10/15/2026
a
39,716
CoreLogic, Inc.
48,000 4.500%,  5/1/2028
a
44,677
CSG Systems International, Inc.,
Convertible
149,000 3.875%,  9/15/2028 160,622
Dayforce, Inc., Convertible
244,000 0.250%,  3/15/2026 233,020
Dell International, LLC/EMC
Corporation
126,000 4.750%,  4/1/2028 126,576
Dell, Inc.
118,000 6.500%,  4/15/2038 124,503
Diebold Nixdorf, Inc.
49,000 7.750%,  3/31/2030
a
50,792
Fiserv, Inc.
172,000 5.350%,  3/15/2031 176,373
43,000 5.600%,  3/2/2033 44,186
172,000 5.450%,  3/15/2034 174,362
138,000 5.150%,  8/12/2034 136,875
Gen Digital, Inc.
7,000 6.750%,  9/30/2027
a
7,086
97,000 7.125%,  9/30/2030
a
99,009
30,000 6.250%,  4/1/2033
a
29,864
Global Payments, Inc.
106,000 5.950%,  8/15/2052 102,563
137,000 4.950%,  8/15/2027 138,111
98,000 3.200%,  8/15/2029 91,751
Global Payments, Inc., Convertible
283,000 1.500%,  3/1/2031 266,586
Hewlett Packard Enterprise
Company
115,000 4.850%,  10/15/2031 113,811
IBM International Capital Private,
Ltd.
137,000 5.300%,  2/5/2054 128,140
II-VI, Inc.
83,000 5.000%,  12/15/2029
a
79,179
Intel Corporation
237,000 4.900%,  7/29/2045 199,082
Principal
Amount Long-Term Fixed Income  70.2% Value
Technology  2.2% - continued
InterDigital, Inc., Convertible
$ 66,000 3.500%,  6/1/2027 $ 177,243
Iron Mountain, Inc.
334,000 4.875%,  9/15/2027
a
327,205
220,000 4.500%,  2/15/2031
a
201,671
Jabil, Inc.
88,000 5.450%,  2/1/2029 89,667
Marvell Technology, Inc.
98,000 2.950%,  4/15/2031 87,457
Mastercard, Inc.
90,000 2.000%,  11/18/2031 76,765
97,000 4.875%,  5/9/2034 97,247
Microchip Technology, Inc.
55,000 5.050%,  3/15/2029 55,372
Microchip Technology, Inc.,
Convertible
215,000 0.750%,  6/1/2030
a
200,917
Moody's Corporation
94,000 4.250%,  8/8/2032 90,786
NCR Atleos Corporation
65,000 9.500%,  4/1/2029
a
70,480
NCR Voyix Corporation
114,000 5.000%,  10/1/2028
a
109,693
86,000 5.125%,  4/15/2029
a
81,908
Neptune Bidco US, Inc.
252,000 9.290%,  4/15/2029
a
218,648
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
56,000 2.700%,  5/1/2025 55,901
98,000 4.300%,  6/18/2029 96,022
ON Semiconductor Corporation,
Convertible
219,000 Zero Coupon,  5/1/2027 231,319
260,000 0.500%,  3/1/2029 223,938
Open Text Corporation
96,000 3.875%,  12/1/2029
a
87,327
Open Text Holdings, Inc.
200,000 4.125%,  2/15/2030
a
182,390
Oracle Corporation
163,000 5.375%,  9/27/2054 148,646
312,000 6.900%,  11/9/2052 343,938
93,000 6.150%,  11/9/2029 98,449
245,000 2.950%,  4/1/2030 225,081
133,000 6.250%,  11/9/2032 141,851
PayPal Holdings, Inc.
176,000 5.500%,  6/1/2054 170,076
Pitney Bowes, Inc.
40,000 6.875%,  3/15/2027
a
39,950
Progress Software Corporation,
Convertible
64,000 1.000%,  4/15/2026
e
68,320
53,000 3.500%,  3/1/2030
e
55,650
RingCentral, Inc.
167,000 8.500%,  8/15/2030
a
175,545
Rocket Software, Inc.
96,000 9.000%,  11/28/2028
a
98,997
S&P Global, Inc.
90,000 2.900%,  3/1/2032 80,249
Seagate HDD Cayman
29,000 9.625%,  12/1/2032 32,617
Semtech Corporation, Convertible
118,000 1.625%,  11/1/2027
e
145,140

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  70.2% Value
Technology  2.2% - continued
Sensata Technologies BV
$ 117,000 4.000%,  4/15/2029
a
$ 107,535
Sensata Technologies, Inc.
44,000 3.750%,  2/15/2031
a
38,418
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
100,000 4.625%,  11/1/2026
a
98,217
19,000 6.750%,  8/15/2032
a
19,151
SS&C Technologies, Inc.
162,000 5.500%,  9/30/2027
a
160,775
33,000 6.500%,  6/1/2032
a
33,357
Synaptics, Inc., Convertible
157,000 0.750%,  12/1/2031
a
147,580
Synopsys, Inc.
109,000 5.700%,  4/1/2055 108,228
Texas Instruments, Inc.
88,000 5.150%,  2/8/2054 83,486
UKG, Inc.
88,000 6.875%,  2/1/2031
a
89,271
Verint Systems, Inc., Convertible
114,000 0.250%,  4/15/2026 107,844
Verisk Analytics, Inc.
60,000 5.250%,  3/15/2035 59,925
Viavi Solutions, Inc.
224,000 3.750%,  10/1/2029
a
204,837
Viavi Solutions, Inc., Convertible
130,000 1.625%,  3/15/2026 139,263
Vishay Intertechnology, Inc.,
Convertible
228,000 2.250%,  9/15/2030 201,210
VMware, LLC
194,000 1.400%,  8/15/2026 185,787
237,000 4.700%,  5/15/2030 234,921
123,000 2.200%,  8/15/2031 104,547
Western Digital Corporation,
Convertible
370,000 3.000%,  11/15/2028 475,820
Xerox Holdings Corporation
20,000 5.000%,  8/15/2025
a
19,776
300,000 5.500%,  8/15/2028
a
210,644
Xerox Holdings Corporation,
Convertible
216,000 3.750%,  3/15/2030 122,040
Xilinx, Inc.
52,000 2.375%,  6/1/2030 46,844
Ziff Davis, Inc., Convertible
23,000 1.750%,  11/1/2026 21,548
92,000 3.625%,  3/1/2028
a
85,445
Total 13,260,308
Transportation  0.4%
Air Canada
68,000 3.875%,  8/15/2026
a
66,496
Air Transport Services Group, Inc.,
Convertible
157,000 3.875%,  8/15/2029 156,388
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
130,417 5.500%,  4/20/2026
a
130,060
116,920 5.750%,  4/20/2029
a
114,404
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
101,000 5.375%,  3/1/2029
a
91,090
Principal
Amount Long-Term Fixed Income  70.2% Value
Transportation  0.4% - continued
Burlington Northern Santa Fe, LLC
$ 88,000 5.500%,  3/15/2055 $ 87,669
DCLI Bidco, LLC
60,000 7.750%,  11/15/2029
a
61,757
Delta Air Lines, Inc.
181,000 4.375%,  4/19/2028 177,370
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
55,674 4.500%,  10/20/2025
a
55,481
ERAC USA Finance, LLC
179,000 5.200%,  10/30/2034
a
180,550
Greenbrier Companies, Inc.,
Convertible
116,000 2.875%,  4/15/2028 128,342
Mileage Plus Holdings, LLC
111,601 6.500%,  6/20/2027
a
112,081
Norfolk Southern Corporation
136,000 4.450%,  3/1/2033 131,408
OneSky Flight, LLC
52,000 8.875%,  12/15/2029
a
52,556
Penske Truck Leasing Company,
LP/PTL Finance Corporation
111,000 1.200%,  11/15/2025
a
108,497
96,000 1.700%,  6/15/2026
a
92,705
Rand Parent, LLC
165,000 8.500%,  2/15/2030
a,e
163,351
RXO, Inc.
61,000 7.500%,  11/15/2027
a
62,725
Ryder System, Inc.
81,000 2.850%,  3/1/2027 78,362
Southwest Airlines Company
100,000 5.125%,  6/15/2027 100,668
Stena International SA
129,000 7.250%,  1/15/2031
a
128,940
Union Pacific Corporation
70,000 5.600%,  12/1/2054 70,304
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
52,000 7.875%,  5/1/2027
a
51,065
88,000 6.375%,  2/1/2030
a,e
77,091
Total 2,479,360
U.S. Government & Agencies  7.4%
U.S. Treasury Bonds
3,317,000 3.625%,  5/15/2053 2,794,054
1,252,000 4.750%,  11/15/2053 1,279,730
4,556,000 4.625%,  2/15/2035 4,706,918
U.S. Treasury Notes
7,900,000 4.250%,  12/31/2025 7,906,542
16,900,000 4.375%,  7/31/2026 16,984,500
7,400,000 4.125%,  7/31/2028 7,452,320
2,501,000 4.000%,  2/28/2030 2,506,666
Total 43,630,730
Utilities  2.6%
AES Corporation
100,000 7.600%,  1/15/2055
b
100,911
156,000 3.950%,  7/15/2030
a
146,301
Algonquin Power & Utilities
Corporation
256,000 4.750%,  1/18/2082
b
243,839

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  70.2% Value
Utilities  2.6% - continued
Alliant Energy Corporation,
Convertible
$ 105,000 3.875%,  3/15/2026 $ 112,245
Ameren Corporation
98,000 1.750%,  3/15/2028 90,311
American Electric Power
Company, Inc.
161,000 6.950%,  12/15/2054
b
164,228
98,000 2.300%,  3/1/2030 87,023
American Water Capital
Corporation
129,000 5.450%,  3/1/2054 124,338
American Water Capital
Corporation, Convertible
162,000 3.625%,  6/15/2026 165,402
Arizona Public Service Company
87,000 5.550%,  8/1/2033 88,067
Atmos Energy Corporation
84,000 5.000%,  12/15/2054 75,947
Calpine Corporation
130,000 4.500%,  2/15/2028
a
126,028
CenterPoint Energy, Inc.
93,000 7.000%,  2/15/2055
b
94,424
47,000 6.700%,  5/15/2055
b
46,342
95,000 1.450%,  6/1/2026 91,641
146,000 2.650%,  6/1/2031 128,150
CenterPoint Energy, Inc.,
Convertible
171,000 4.250%,  8/15/2026 185,022
4,502 3.369%,  9/15/2029 203,580
CMS Energy Corporation,
Convertible
134,000 3.375%,  5/1/2028 148,204
Consolidated Edison Company of
New York, Inc.
264,000 5.700%,  5/15/2054 263,128
Constellation Energy Generation,
LLC
132,000 5.750%,  3/15/2054 126,994
90,000 5.800%,  3/1/2033 93,203
Dominion Energy, Inc.
138,000 6.875%,  2/1/2055
b
142,879
138,000 7.000%,  6/1/2054
b
145,046
98,000 3.375%,  4/1/2030 91,583
DTE Energy Company
80,000 4.875%,  6/1/2028 80,488
Duke Energy Carolinas, LLC
272,000 5.400%,  1/15/2054 262,271
Duke Energy Corporation
180,000 3.250%,  1/15/2082
b
169,894
121,000 5.800%,  6/15/2054 118,392
100,000 6.450%,  9/1/2054
b
99,831
93,000 4.500%,  8/15/2032 89,699
95,000 5.750%,  9/15/2033 99,007
Duke Energy Corporation,
Convertible
264,000 4.125%,  4/15/2026 286,123
Duke Energy Ohio, Inc.
88,000 5.550%,  3/15/2054 85,226
Edison International
88,000 7.875%,  6/15/2054
b
84,694
118,000 4.950%,  4/15/2025 117,955
138,000 5.000%,  12/15/2026
b,e,h
124,675
Principal
Amount Long-Term Fixed Income  70.2% Value
Utilities  2.6% - continued
Enel Finance International NV
$ 200,000 1.625%,  7/12/2026
a
$ 192,570
200,000 5.125%,  6/26/2029
a
202,134
Entergy Corporation
97,000 1.900%,  6/15/2028 89,144
Entergy Louisiana, LLC
93,000 5.800%,  3/15/2055 92,550
Evergy, Inc., Convertible
166,000 4.500%,  12/15/2027 195,084
Eversource Energy
154,000 4.600%,  7/1/2027 154,119
Exelon Corporation
349,000 5.600%,  3/15/2053 336,068
98,000 4.050%,  4/15/2030 94,945
Fells Point Funding Trust
165,000 3.046%,  1/31/2027
a
159,857
FirstEnergy Corporation,
Convertible
236,000 4.000%,  5/1/2026 239,068
Georgia Power Company
54,000 4.950%,  5/17/2033 53,628
ITC Holdings Corporation
93,000 4.950%,  9/22/2027
a
93,648
Jersey Central Power & Light
Company
185,000 2.750%,  3/1/2032
a
159,887
Lightning Power, LLC
72,000 7.250%,  8/15/2032
a
74,130
Long Ridge Energy, LLC
96,000 8.750%,  2/15/2032
a
92,739
MidAmerican Energy Company
357,000 5.300%,  2/1/2055 339,002
National Rural Utilities Cooperative
Finance Corporation
89,000 4.850%,  2/7/2029 89,959
NextEra Energy Capital Holdings,
Inc.
149,000 5.900%,  3/15/2055 148,786
100,000 3.800%,  3/15/2082
b
94,084
214,000 6.750%,  6/15/2054
b
218,440
98,000 2.250%,  6/1/2030 86,705
55,000 5.300%,  3/15/2032 55,895
NextEra Energy Capital Holdings,
Inc., Convertible
123,000 3.000%,  3/1/2027 141,942
NiSource, Inc.
49,000 6.375%,  3/31/2055
b
48,418
30,000 5.850%,  4/1/2055 29,821
102,000 6.950%,  11/30/2054
b
103,416
98,000 2.950%,  9/1/2029 91,113
Northern States Power Company/
MN
88,000 5.400%,  3/15/2054 85,441
NRG Energy, Inc.
111,000 2.000%,  12/2/2025
a
108,692
128,000 10.250%,  3/15/2028
a,b,h
140,930
73,000 3.375%,  2/15/2029
a
67,025
135,000 5.250%,  6/15/2029
a
131,562
54,000 6.000%,  2/1/2033
a
52,533
54,000 6.250%,  11/1/2034
a
53,158
NRG Energy, Inc., Convertible
80,000 2.750%,  6/1/2048 186,230

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  70.2% Value
Utilities  2.6% - continued
Oncor Electric Delivery Company,
LLC
$ 116,000 5.550%,  6/15/2054 $ 113,304
Pacific Gas and Electric Company
88,000 6.750%,  1/15/2053 91,900
172,000 5.550%,  5/15/2029 174,348
176,000 6.950%,  3/15/2034 190,714
PG&E Corporation
74,000 7.375%,  3/15/2055
b
72,731
102,000 5.000%,  7/1/2028 99,227
PG&E Corporation, Convertible
505,000 4.250%,  12/1/2027 533,532
Pinnacle West Capital Corporation,
Convertible
90,000 4.750%,  6/15/2027
a
101,018
PPL Capital Funding, Inc.
129,000 5.250%,  9/1/2034 128,361
PPL Capital Funding, Inc.,
Convertible
158,000 2.875%,  3/15/2028 176,802
San Diego Gas & Electric
Company
88,000 5.550%,  4/15/2054 85,004
Sempra
101,000 6.550%,  4/1/2055
b
96,084
101,000 6.625%,  4/1/2055
b
98,611
100,000 6.400%,  10/1/2054
b
94,849
101,000 6.875%,  10/1/2054
b
100,009
101,000 4.875%,  10/15/2025
b,h
100,034
Southern California Edison
Company
176,000 5.450%,  6/1/2031 178,340
Southern Company
112,000 5.700%,  10/15/2032 116,414
193,000 4.850%,  3/15/2035 186,791
111,000 4.000%,  1/15/2051
b
109,589
317,000 3.750%,  9/15/2051
b
308,030
Southern Company, Convertible
302,000 3.875%,  12/15/2025 336,126
156,000 4.500%,  6/15/2027
a
171,725
TerraForm Power Operating, LLC
315,000 5.000%,  1/31/2028
a
304,870
TXNM Energy, Inc., Convertible
187,000 5.750%,  6/1/2054
a
233,311
Virginia Electric and Power
Company
119,000 5.350%,  1/15/2054 111,913
Vistra Corporation
76,000 8.000%,  10/15/2026
a,b,h
77,990
190,000 7.000%,  12/15/2026
a,b,h
192,394
Vistra Operations Company, LLC
241,000 5.000%,  7/31/2027
a
237,277
WEC Energy Group, Inc.,
Convertible
138,000 4.375%,  6/1/2027
a
161,506
128,000 4.375%,  6/1/2029
a
153,169
Xcel Energy, Inc.
98,000 4.000%,  6/15/2028 96,071
138,000 4.600%,  6/1/2032 133,036
89,000 5.600%,  4/15/2035 89,352
XPLR Infrastructure Operating
Partners, LP
214,000 3.875%,  10/15/2026
a
205,837
19,000 8.375%,  1/15/2031
a,e
18,684
Principal
Amount Long-Term Fixed Income  70.2% Value
Utilities  2.6% - continued
$ 19,000 8.625%,  3/15/2033
a,e
$ 18,485
XPLR Infrastructure, LP,
Convertible
355,000 Zero Coupon,  11/15/2025
a
342,575
66,000 2.500%,  6/15/2026
a,e
62,931
Total 15,508,758
Total Long-Term Fixed Income
(cost $423,912,045) 415,105,279
Shares Common Stock 14.0% Value
Communications Services  0.9%
3,109 Alphabet, Inc., Class A 480,776
8,675 Alphabet, Inc., Class C 1,355,295
4,841 AT&T, Inc. 136,903
2,803 Cogent Communications Holdings 171,852
8,385 Comcast Corporation 309,407
3,154 Meta Platforms, Inc. 1,817,839
84 Netflix, Inc.
j
78,333
800 News Corporation, Class A 21,776
216 Spotify Technology SA
j
118,806
342 Tripadvisor, Inc.
j
4,846
11,795 Verizon Communications, Inc. 535,021
650 Walt Disney Company 64,155
11,990 Warner Brothers Discovery, Inc.
j
128,653
Total 5,223,662
Consumer Discretionary  1.5%
3,197 Advance Auto Parts, Inc. 125,354
10,080 Amazon.com, Inc.
j
1,917,821
2,104 Aptiv plc
j
125,188
1,759 Best Buy Company, Inc. 129,480
42 Booking Holdings, Inc. 193,490
827 Boot Barn Holdings, Inc.
j
88,845
2,790 Brunswick Corporation 150,241
55 Build-A-Bear Workshop, Inc. 2,044
4,194 Champion Homes, Inc.
j
397,423
1,078 Columbia Sportswear Company 81,594
168 Cooper-Standard Holdings, Inc.
j
2,574
1,783 Crocs, Inc.
j
189,355
1,200 D.R. Horton, Inc. 152,556
1,946 Deckers Outdoor Corporation
j
217,582
933 DoorDash, Inc.
j
170,524
2,310 eBay, Inc. 156,456
876 Expedia Group, Inc. 147,256
1,746 Garmin, Ltd. 379,109
247 Group 1 Automotive, Inc. 94,342
680 Hilton Worldwide Holdings, Inc. 154,734
1,519 Home Depot, Inc. 556,698
3,712 La-Z-Boy, Inc. 145,102
1,179 Lowe's Companies, Inc. 274,978
895 Lululemon Athletica, Inc.
j
253,339
1,089 Modine Manufacturing Company
j
83,581
1,768 NIKE, Inc. 112,233
33 NVR, Inc.
j
239,065
206 O'Reilly Automotive, Inc.
j
295,111
2,249 PUMA SE 54,858
50 Ross Stores, Inc. 6,389
1,990 SharkNinja, Inc.
j
165,986
2,562 Six Flags Entertainment
Corporation 91,387
2,613 Skechers USA, Inc.
j
148,366
8,924 Sony Group Corporation ADR
e
226,580
2,172 Tesla, Inc.
j
562,896

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  14.0% Value
Consumer Discretionary  1.5% - continued
3,215 Wyndham Hotels & Resorts, Inc. $ 290,990
4,425 Yum China Holding, Inc. 230,366
Total 8,613,893
Consumer Staples  0.7%
2,000 BJ's Wholesale Club Holdings,
Inc.
j
228,200
665 Casey's General Stores, Inc. 288,637
711 Colgate-Palmolive Company 66,621
62 Costco Wholesale Corporation 58,638
23,139 Coty, Inc.
j
126,570
1,267 Hershey Company 216,695
940 J & J Snack Foods Corporation 123,817
1,459 J.M. Smucker Company 172,760
2,667 John B. Sanfilippo & Son, Inc. 188,984
12,112 Kenvue, Inc. 290,446
289 Keurig Dr Pepper, Inc. 9,890
925 Lamb Weston Holdings, Inc. 49,302
884 Lancaster Colony Corporation 154,700
4,898 Philip Morris International, Inc. 777,460
1,124 Procter & Gamble Company 191,552
4,782 Sysco Corporation 358,841
1,776 Turning Point Brands, Inc. 105,565
5,419 Walmart, Inc. 475,734
Total 3,884,412
Energy  0.6%
559 Archrock, Inc. 14,668
2,281 Baker Hughes Company 100,250
59 Cheniere Energy, Inc. 13,653
3,862 ConocoPhillips 405,587
13,579 Devon Energy Corporation 507,855
10,562 Enterprise Products Partners, LP 360,587
1,717 EOG Resources, Inc. 220,188
5,086 Expand Energy Corporation 566,174
6,337 Exxon Mobil Corporation 753,659
4,866 Halliburton Company 123,450
225 Hess Midstream, LP 9,515
464 Kinder Morgan, Inc. 13,238
1,071 Marathon Petroleum Corporation 156,034
2,570 Matador Resources Company 131,301
4,097 Noble Corporation plc 97,099
1,026 Schlumberger NV 42,887
1,968 Shell plc ADR 144,215
3,886 TechnipFMC plc 123,147
919 Williams Companies, Inc. 54,920
Total 3,838,427
Financials  2.3%
867 Allstate Corporation 179,530
10,212 Ally Financial, Inc. 372,432
758 Amalgamated Financial
Corporation 21,792
449 American Express Company 120,803
2,726 American International Group, Inc. 236,998
766 Ameriprise Financial, Inc. 370,828
3,497 Arch Capital Group, Ltd. 336,341
15,443 Bank of America Corporation 644,436
65 Bank of Marin Bancorp 1,435
3,267 Bank of N.T. Butterfield & Son, Ltd. 127,152
2,847 Bank of New York Mellon
Corporation 238,778
222 BankUnited, Inc. 7,646
563 Berkshire Hathaway, Inc.
j
299,843
7,529 Bridgewater Bancshares, Inc.
j
104,578
Shares Common Stock  14.0% Value
Financials  2.3% - continued
1,522 Capital One Financial Corporation $ 272,895
173 Cboe Global Markets, Inc. 39,148
6,974 Charles Schwab Corporation 545,925
1,042 Chubb, Ltd. 314,674
508 Citigroup, Inc. 36,063
366 Community Trust Bancorp, Inc. 18,432
1,264 Discover Financial Services 215,765
3,308 Donnelley Financial Solutions, Inc.
j
144,593
276 Ellington Credit Company 1,493
184 Enact Holdings, Inc. 6,394
9,968 F.N.B. Corporation 134,070
105 FactSet Research Systems, Inc. 47,737
994 Federal Agricultural Mortgage
Corporation 186,385
128 Financial Institutions, Inc. 3,195
745 First Bancorp/Puerto Rico 14,282
728 First Busey Corporation 15,725
103 First Citizens BancShares, Inc./NC 190,974
90 First Mid-Illinois Bancshares, Inc. 3,141
508 Fiserv, Inc.
j
112,182
1,084 Fulton Financial Corporation 19,610
3,780 Glacier Bancorp, Inc. 167,152
287 Great Southern Bancorp, Inc. 15,891
74 Hanmi Financial Corporation 1,677
330 Hometrust Bancshares, Inc. 11,312
788 Houlihan Lokey, Inc. 127,262
46 Independent Bank Corporation/MI 1,416
3,809 Intercontinental Exchange, Inc. 657,052
3,610 J.P. Morgan Chase & Company 885,533
13,296 KeyCorp 212,603
1,115 Kinsale Capital Group, Inc. 542,682
476 Marsh & McLennan Companies,
Inc. 116,158
563 Mastercard, Inc. 308,592
3,083 MetLife, Inc. 247,534
616 MidWestOne Financial Group, Inc. 18,240
391 MSCI, Inc. 221,110
4,842 Nasdaq, Inc. 367,314
2,759 Northern Trust Corporation 272,175
31,444 Nuveen Credit Strategies Income
Fund, Rights
j
943
1,144 OceanFirst Financial Corporation 19,459
517 OFG Bancorp 20,690
490 Old Second Bancorp, Inc. 8,154
61 PNC Financial Services Group,
Inc. 10,722
224 Popular, Inc. 20,691
570 Progressive Corporation 161,316
2,146 Prosperity Bancshares, Inc. 153,160
6,388 Radian Group, Inc. 211,251
3,357 RLI Corporation 269,668
241 Robinhood Markets, Inc.
j
10,030
382 S&P Global, Inc. 194,094
2,362 Tradeweb Markets, Inc. 350,662
3,087 Triumph Financial, Inc.
j
178,429
791 Truist Financial Corporation 32,550
9 TrustCo Bank Corporation NY 274
606 Trustmark Corporation 20,901
232 U.S. Bancorp 9,795
2,024 Visa, Inc. 709,331
11,099 Wells Fargo & Company 796,797
5,174 Western Alliance Bancorp 397,518
5,129 Zions Bancorp NA 255,732
Total 13,391,145

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  14.0% Value
Health Care  1.7%
1,915 Abbott Laboratories $ 254,025
222 AbbVie, Inc. 46,514
3,207 ADMA Biologics, Inc.
j
63,627
2,080 Agilent Technologies, Inc. 243,318
656 Align Technology, Inc.
j
104,212
948 Amgen, Inc. 295,349
6,254 Avantor, Inc.
j
101,377
1,557 BioMarin Pharmaceutical, Inc.
j
110,064
2,765 Boston Scientific Corporation
j
278,933
2,636 Centene Corporation
j
160,032
253 Chemed Corporation 155,676
714 Cigna Group 234,906
5,143 Concentra Group Holdings Parent,
Inc. 111,603
642 Cooper Companies, Inc.
j
54,153
2,170 Danaher Corporation 444,850
592 Eli Lilly & Company 488,939
1,483 Encompass Health Corporation 150,198
2,735 Gilead Sciences, Inc. 306,457
547 Humana, Inc. 144,736
427 IDEXX Laboratories, Inc.
j
179,319
1,010 Insulet Corporation
j
265,236
396 Intuitive Surgical, Inc.
j
196,127
3,669 Johnson & Johnson 608,467
905 Labcorp Holdings, Inc. 210,630
317 Medpace Holdings, Inc.
j
96,587
4,203 Medtronic plc 377,682
3,481 Merck & Company, Inc. 312,455
116 Mettler-Toledo International, Inc.
j
136,986
2,105 Neurocrine Biosciences, Inc.
j
232,813
720 Penumbra, Inc.
j
192,535
13,595 Progyny, Inc.
j
303,712
171 Regeneron Pharmaceuticals, Inc. 108,453
1,056 Repligen Corporation
j
134,365
5,107 Sanofi SA ADR 283,234
5,715 Stevanato Group SPA 116,700
362 Stryker Corporation 134,755
459 Thermo Fisher Scientific, Inc. 228,398
3,117 Twist Bioscience Corporation
j
122,373
468 United Therapeutics Corporation
j
144,270
1,379 UnitedHealth Group, Inc. 722,251
497 Vertex Pharmaceuticals, Inc.
j
240,956
7,461 Viemed Healthcare, Inc.
j
54,316
858 Waters Corporation
j
316,233
2,405 Zimmer Biomet Holdings, Inc. 272,198
922 Zoetis, Inc. 151,807
Total 9,891,827
Industrials  1.9%
423 AECOM 39,225
3,555 Air Lease Corporation 171,742
4,432 Amentum Holdings, Inc.
j
80,662
1,042 AMETEK, Inc. 179,370
38 Armstrong World Industries, Inc. 5,353
806 Automatic Data Processing, Inc. 246,257
351 Axon Enterprise, Inc.
j
184,608
6,970 Badger Infrastructure Solutions,
Ltd. 188,217
4,612 Barrett Business Services, Inc. 189,784
168 Brady Corporation 11,868
1,177 BWX Technologies, Inc. 116,111
869 Caterpillar, Inc. 286,596
21,383 CNH Industrial NV 262,583
14,444 CSX Corporation 425,087
3,038 Dayforce, Inc.
j
177,207
Shares Common Stock  14.0% Value
Industrials  1.9% - continued
4,902 Delta Air Lines, Inc. $ 213,727
2,193 Enerpac Tool Group Corporation 98,378
2,900 ExlService Holdings, Inc.
j
136,909
1,686 Expeditors International of
Washington, Inc. 202,742
6,354 Fastenal Company 492,753
1,108 Ferguson Enterprises, Inc. 177,535
4,375 Flowserve Corporation 213,675
7,625 Gates Industrial Corporation plc
j
140,376
943 General Dynamics Corporation 257,043
154 Graco, Inc. 12,861
66 Great Lakes Dredge & Dock
Corporation
j
574
4,088 Helios Technologies, Inc. 131,184
1,772 Hexcel Corporation 97,035
1,494 Honeywell International, Inc. 316,355
2,713 Howmet Aerospace, Inc. 351,958
544 IES Holdings, Inc.
j
89,820
1,247 Ingersoll Rand, Inc. 99,797
1,509 Jacobs Solutions, Inc. 182,423
1,108 JB Hunt Transport Services, Inc. 163,929
3,559 Knight-Swift Transportation
Holdings, Inc. 154,781
2,043 Korn Ferry 138,577
1,095 L3Harris Technologies, Inc. 229,194
933 Landstar System, Inc. 140,137
1,658 Leidos Holdings, Inc. 223,731
996 Lincoln Electric Holdings, Inc. 188,403
470 Lockheed Martin Corporation 209,954
570 Masco Corporation 39,638
11,024 Masterbrand, Inc.
j
143,973
1,421 Miller Industries, Inc. 60,208
864 Moog, Inc. 149,774
1,932 Old Dominion Freight Line, Inc. 319,649
116 Owens Corning, Inc. 16,567
424 Parker-Hannifin Corporation 257,728
1,012 Quanta Services, Inc. 257,230
2,788 Robert Half, Inc. 152,085
1,148 Rockwell Automation, Inc. 296,620
5,892 Schneider National, Inc. 134,632
6,414 Southwest Airlines Company 215,382
5,940 Timken Company 426,908
734 Trane Technologies plc 247,299
2,135 Trex Company, Inc.
j
124,044
3,754 Uber Technologies, Inc.
j
273,516
1,340 UFP Industries, Inc. 143,434
108 Union Pacific Corporation 25,514
1,218 United Airlines Holdings, Inc.
j
84,103
1,804 United Parcel Service, Inc. 198,422
461 United Rentals, Inc. 288,909
724 Verisk Analytics, Inc. 215,477
187 Waste Management, Inc. 43,292
3,021 WNS Holdings, Ltd.
j
185,761
Total 11,528,686
Information Technology  2.8%
105 Adobe, Inc.
j
40,271
4,746 Amphenol Corporation 311,290
11,800 Apple, Inc. 2,621,134
1,062 Applied Materials, Inc. 154,117
894 Arista Networks, Inc.
j
69,267
1,384 Autodesk, Inc.
j
362,331
4,637 Broadcom, Inc. 776,373
731 CDW Corporation 117,150
4,434 Ciena Corporation
j
267,947

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  14.0% Value
Information Technology  2.8% - continued
9,906 Cisco Systems, Inc. $ 611,299
6,652 Cohu, Inc.
j
97,851
2,858 Crane NXT Company 146,901
33 Credo Technology Group Holding,
Ltd.
j
1,325
1,683 Datadog, Inc.
j
166,970
5,477 DocuSign, Inc.
j
445,828
803 Fabrinet
j
158,601
1,654 Fortinet, Inc.
j
159,214
1,143 Freshworks, Inc.
j
16,128
2,185 International Business Machines
Corporation 543,322
3,907 JFrog, Ltd.
j
125,024
634 Littelfuse, Inc. 124,733
7,341 Microsoft Corporation 2,755,738
433 Motorola Solutions, Inc. 189,572
293 NetApp, Inc. 25,737
21,783 NVIDIA Corporation 2,360,842
3,621 ON Semiconductor Corporation
j
147,338
552 Onto Innovation, Inc.
j
66,980
969 Palantir Technologies, Inc.
j
81,784
2,373 Pegasystems, Inc. 164,971
706 Plexus Corporation
j
90,460
3,633 Qorvo, Inc.
j
263,066
3,509 QUALCOMM, Inc. 539,017
1,609 Salesforce, Inc. 431,791
7,474 Samsung Electronics Company,
Ltd. 296,310
485 SAP AG ADR 130,193
525 ServiceNow, Inc.
j
417,974
1,364 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 226,424
2,009 TD SYNNEX Corporation 208,856
7,498 Trimble, Inc.
j
492,244
9,202 TTM Technologies, Inc.
j
188,733
1,849 Varonis Systems, Inc.
j
74,792
368 VeriSign, Inc.
j
93,424
859 Zebra Technologies Corporation
j
242,719
Total 16,806,041
Materials  0.5%
1,654 Albemarle Corporation 119,121
3,200 CF Industries Holdings, Inc. 250,080
2,732 Corteva, Inc. 171,925
2,720 DuPont de Nemours, Inc. 203,130
2,057 Eastman Chemical Company 181,242
1,570 Ecolab, Inc. 398,026
2,219 Greif, Inc. 122,023
3,010 Ingevity Corporation
j
119,166
10,469 Ivanhoe Mines, Ltd.
j
88,900
568 Linde plc 264,484
2,085 Nucor Corporation 250,909
3,643 Olin Corporation 88,306
209 Packaging Corporation of America 41,386
3,697 Steel Dynamics, Inc. 462,421
16,573 Tronox Holdings plc 116,674
255 United States Lime & Minerals, Inc. 22,537
2,167 United States Steel Corporation 91,577
2,313 West Fraser Timber Company, Ltd. 177,962
Total 3,169,869
Real Estate  0.5%
2,324 Agree Realty Corporation 179,390
Shares Common Stock  14.0% Value
Real Estate  0.5% - continued
233 Alexandria Real Estate Equities,
Inc. $ 21,555
486 AvalonBay Communities, Inc. 104,305
851 Broadstone Net Lease, Inc. 14,501
1,266 CBRE Group, Inc.
j
165,567
2,426 Crown Castle, Inc. 252,862
13,161 Cushman and Wakefield plc
j
134,505
89 Equinix, Inc. 72,566
6,735 Essential Properties Realty Trust,
Inc. 219,830
993 Extra Space Storage, Inc. 147,451
5,313 First Industrial Realty Trust, Inc. 286,689
10,930 Healthcare Realty Trust, Inc. 184,717
201 Innovative Industrial Properties,
Inc. 10,872
397 Kite Realty Group Trust 8,881
5,857 National Storage Affiliates Trust 230,766
1,429 Outfront Media, Inc. 23,064
1,599 RLJ Lodging Trust 12,616
8,075 Sabra Health Care REIT, Inc. 141,070
1,599 SBA Communications Corporation 351,796
1,416 Tanger, Inc. 47,847
2,694 Terreno Realty Corporation 170,315
5,225 Uniti Group, Inc. 26,334
571 Zillow Group, Inc., Class C
j
39,148
Total 2,846,647
Utilities  0.6%
4,711 Alliant Energy Corporation 303,153
324 American Water Works Company,
Inc. 47,796
141 Black Hills Corporation 8,552
247 California Water Service Group 11,970
8,731 CenterPoint Energy, Inc. 316,324
527 Clearway Energy, Inc., Class C 15,952
923 Constellation Energy Corporation 186,104
3,349 Duke Energy Corporation 408,477
471 Edison International 27,751
5,393 Entergy Corporation 461,048
7,578 NiSource, Inc. 303,802
1,287 Northwestern Energy Group, Inc. 74,479
5,011 PG&E Corporation 86,089
2,664 Portland General Electric
Company 118,814
3,149 Public Service Enterprise Group,
Inc. 259,163
1,732 Spire, Inc. 135,529
9,937 UGI Corporation 328,617
2,264 Vistra Energy Corporation 265,884
Total 3,359,504
Total Common Stock
(cost $60,696,713) 82,554,113
Shares
Registered Investment
Companies   9.7% Value
U.S. Affiliated   9.0%
5,613,876 Thrivent Core Emerging Markets
Debt Fund 45,977,645

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies  9.7% Value
U.S. Affiliated   9.0%  - continued
643,667 Thrivent Core International Equity
Fund $ 7,054,586
Total 53,032,231
U.S. Unaffiliated   0.7%
9,010 abrdn Asia-Pacific Income Fund,
Inc. 141,457
27,032 abrdn Income Credit Strategies
Fund 159,218
7,225 abrdn Total Dynamic Dividend
Fund 60,618
17,145 AllianceBernstein Global High
Income Fund, Inc. 183,966
24,503 Allspring Income Opportunities
Fund 167,601
5,196 BlackRock Capital Allocation Term
Trust 74,822
3,084 BlackRock Core Bond Trust 33,461
16,974 BlackRock Corporate High Yield
Fund, Inc. 162,611
19,260 BlackRock Credit Allocation
Income Trust 206,467
1,742 BlackRock Debt Strategies Fund,
Inc. 18,186
2,666 BlackRock Enhanced Equity
Dividend Trust 22,928
13,859 BlackRock Enhanced Global
Dividend Trust 150,370
8,395 BlackRock Enhanced International
Dividend Trust 47,096
532 BlackRock Floating Rate Income
Strategies Fund, Inc. 6,873
5,735 BlackRock Income Trust, Inc. 67,960
11,523 BlackRock Multi-Sector Income
Trust 166,853
14,848 Blackstone Strategic Credit 2027
Term Fund 179,364
9,709 Cornerstone Strategic Investment
Fund, Inc.
e
72,138
18,986 Eaton Vance Limited Duration
Income Fund 189,480
7,811 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 63,581
3,000 Invesco Senior Loan ETF
e
62,100
8,000 iShares Preferred and Income
Securities ETF
e
245,840
31,444 Nuveen Credit Strategies Income
Fund 169,169
13,087 Nuveen Preferred Income
Opportunities Fund 104,173
15,353 PGIM Global High Yield Fund, Inc. 206,037
14,060 PGIM High Yield Bond Fund, Inc. 200,355
5,565 Pimco Dynamic Income Fund 110,187
10,417 PIMCO High Income Fund 50,939
10,595 PIMCO Income Strategy Fund II 79,886
1,591 Tri-Continental Corporation 48,796
8,544 Vanguard Short-Term Corporate
Bond ETF
e
674,463
3,393 Virtus Convertible & Income Fund 43,872
12,463 Virtus Dividend, Interest &
Premium Strategy Fund 151,176
2,846 Virtus Equity & Convertible Income
Fund 62,982
27,753 Voya Global Equity Dividend &
Premium Opportunity Fund 160,135
Shares
Registered Investment
Companies  9.7% Value
U.S. Unaffiliated   0.7%  - continued
3,255 Western Asset Diversified Income
Fund $ 47,035
42,572 Western Asset High Income
Opportunity Fund, Inc. 169,437
Total 4,761,632
Total Registered Investment
Companies (cost $62,878,137) 57,793,863
Shares Preferred Stock 1.5% Value
Basic Materials  0.1%
6,215 Albemarle Corporation,
Convertible, 7.250% 221,565
Total 221,565
Capital Goods  0.1%
10,854 Boeing Company, Convertible,
6.000% 649,395
Total 649,395
Communications Services  0.1%
14,875 AT&T, Inc., 4.750%
h
283,666
11,250 Telephone and Data Systems, Inc.,
6.000%
h
198,563
Total 482,229
Financials  1.1%
7,525 AEGON Funding Company, LLC,
5.100% 150,048
7,500 Allstate Corporation, 5.100%
h
157,500
4,147 Apollo Global Management, Inc.,
Convertible, 6.750% 303,104
4,259 Ares Management Corporation,
Convertible, 6.750% 205,326
4,800 Athene Holding, Ltd., 5.625%
h
94,416
12,300 Bank of America Corporation,
4.250%
h
221,154
10,000 Bank of America Corporation,
4.375%
h
184,900
5,000 Bank of America Corporation,
4.750%
h
100,100
10,000 Bank of America Corporation,
5.000%
h
210,600
426 Bank of America Corporation,
Convertible, 7.250%
h
525,927
2,400 Capital One Financial Corporation,
4.800%
h
43,536
9,875 Capital One Financial Corporation,
5.000%
h
187,427
2,400 Charles Schwab Corporation,
4.450%
e,h
46,560
1,775 Citizens Financial Group, Inc.,
7.375%
h
45,848
4,050 Corebridge Financial, Inc., 6.375% 100,764
6,200 Equitable Holdings, Inc., 5.250%
h
127,782
4,800 Fifth Third Bancorp, 4.950%
h
104,256
4,800 Huntington Bancshares, Inc./OH,
4.500%
h
83,424
10,400 J.P. Morgan Chase & Company,
4.200%
h
190,736
10,000 J.P. Morgan Chase & Company,
4.625%
h
199,500
9,925 J.P. Morgan Chase & Company,
4.750%
h
204,058

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Preferred Stock  1.5% Value
Financials  1.1% - continued
2,400 KeyCorp, 5.650%
h
$ 50,016
10,750 KeyCorp, 6.200%
b,h
255,743
2,400 MetLife, Inc., 4.750%
h
47,520
9,050 Morgan Stanley, 4.250%
e,h
162,267
7,800 Morgan Stanley, 5.850%
b,h
185,250
5,100 Morgan Stanley, 7.125%
b,h
128,112
9,350 Public Storage, 4.125%
h
159,979
3,775 Public Storage, 4.625%
h
71,348
958 Public Storage, 4.700%
h
18,671
4,800 Regions Financial Corporation,
4.450%
h
82,512
2,700 Regions Financial Corporation,
5.700%
b,h
63,801
2,675 Synovus Financial Corporation,
8.397%
b,h
67,838
4,800 Truist Financial Corporation,
4.750%
h
93,744
9,000 U.S. Bancorp, 4.000%
e,h
148,950
15,500 Wells Fargo & Company, 4.250%
h
274,040
10,000 Wells Fargo & Company, 4.375%
h
180,000
4,800 Wells Fargo & Company, 4.700%
h
92,256
7,600 Wells Fargo & Company, 4.750%
h
151,316
538 Wells Fargo & Company,
Convertible, 7.500%
h
646,030
Total 6,366,359
Technology  <0.1%
4,261 Hewlett Packard Enterprise
Company, Convertible, 7.625% 203,420
Total 203,420
Utilities  0.1%
14,250 CMS Energy Corporation, 4.200%
h
247,665
3,525 NextEra Energy, Inc., Convertible,
6.926% 143,221
819 Nextera Energy, Inc., Convertible,
7.234% 37,305
3,900 NextEra Energy, Inc., Convertible,
7.299% 186,459
6,200 Southern Company, 4.950% 126,604
Total 741,254
Total Preferred Stock
(cost $9,858,149) 8,664,222
Shares
Collateral Held for Securities
Loaned 0.8% Value
4,470,992 Thrivent Cash Management Trust 4,470,992
Total Collateral Held for
Securities Loaned
(cost $4,470,992) 4,470,992
Shares or
Principal
Amount Short-Term Investments 4.3% Value
Federal Home Loan Bank Discount
Notes
100,000 4.240%, 4/2/2025
k
99,976
400,000 4.220%, 5/9/2025
k,l
398,202
100,000 4.205%, 5/23/2025
k,l
99,389
800,000 4.203%, 6/6/2025
k,l
793,776
Federal National Mortgage
Association Discount Notes
500,000 4.210%, 4/11/2025
k,l
499,355
900,000 4.215%, 5/5/2025
k,l
896,369
Shares or
Principal
Amount Short-Term Investments  4.3% Value
State Street Institutional U.S.
Government Money Market
Fund
14,410,283 4.293%
k
$ 14,410,284
Thrivent Core Short-Term Reserve
Fund
780,000 4.600% 7,800,000
U.S. Treasury Bills
100,000 4.217%, 4/15/2025
k,m
99,835
300,000 4.193%, 6/26/2025
k,m
296,994
Total Short-Term Investments
(cost $25,393,891) 25,394,180
Total Investments (cost
$587,209,927) 100.5% $593,982,649
Other Assets and Liabilities, Net
(0.5%) (2,894,600)
Total Net Assets 100.0% $591,088,049
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of March 31, 2025, the value of these investments was $129,769,312 or 22.0%
of total net assets.
b Denotes variable rate securities. The rate shown is as of
March 31, 2025. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
March 31, 2025.
d All or a portion of the security is insured or guaranteed.
e All or a portion of the security is on loan.
f Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
g Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of March 31, 2025.
h Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
i Defaulted security.  Interest is not being accrued.
j Non-income producing security.
k The interest rate shown reflects the yield.
l All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
m All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Diversified
Income Plus Portfolio as of March 31, 2025 was $16,500 or
0.00% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in
the schedule as of March 31, 2025.
Security
Acquisition
Date Cost
Credit Suisse Group AG  5/17/2021 $ 121,941
Credit Suisse Group AG  12/4/2013 110,000
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Diversified Income Plus
Portfolio as of March 31, 2025:
Securities Lending Transactions
Long-Term Fixed Income $ 2,748,581
Common Stock 1,459,916
Total lending $4,208,497
Gross amount payable upon return of
collateral for securities loaned $4,470,992
Net amounts due to counterparty $262,495
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Ser. - Series
STRIPS - Separate Trading of Registered Interest and Principal of
Securities
Reference Rate Index:
CMT 1Y - Constant Maturity Treasury Yield 1 Year
H15T 5Y - U. S. Treasury Yield Curve Rate Treasury Note
Constant Maturity 5 Year
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2025, in valuing Diversified Income Plus Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 34,205,591 – 34,205,591 –
Basic Materials 5,711,826 – 5,711,826 –
Capital Goods 9,343,252 – 9,343,252 –
Collateralized Mortgage Obligations 38,448,043 – 38,448,043 –
Commercial Mortgage-Backed Securities 6,804,780 – 6,804,780 –
Communications Services 13,608,085 – 13,608,085 –
Consumer Cyclical 18,332,202 – 18,332,202 –
Consumer Non-Cyclical 18,287,498 – 18,287,498 –
Energy 15,306,276 – 15,306,276 –
Financials 49,686,582 – 49,686,582 –
Foreign Government 460,772 – 460,772 –
Mortgage-Backed Securities 130,031,216 – 130,031,216 –
Technology 13,260,308 – 13,260,308 –
Transportation 2,479,360 – 2,479,360 –
U.S. Government & Agencies 43,630,730 – 43,630,730 –
Utilities 15,508,758 – 15,508,758 –
Common Stock
Communications Services 5,223,662 5,223,662 – –
Consumer Discretionary 8,613,893 8,559,035 54,858 –
Consumer Staples 3,884,412 3,884,412 – –
Energy 3,838,427 3,838,427 – –
Financials 13,391,145 13,391,145 – –
Health Care 9,891,827 9,891,827 – –
Industrials 11,528,686 11,340,469 188,217 –
Information Technology 16,806,041 16,509,731 296,310 –
Materials 3,169,869 3,080,969 88,900 –
Real Estate 2,846,647 2,846,647 – –
Utilities 3,359,504 3,359,504 – –
Preferred Stock
Basic Materials 221,565 221,565 – –
Capital Goods 649,395 649,395 – –
Communications Services 482,229 482,229 – –
Financials 6,366,359 6,366,359 – –
Technology 203,420 203,420 – –
Utilities 741,254 741,254 – –
Registered Investment Companies
U.S. Unaffiliated 4,761,632 4,761,632 – –
Short-Term Investments 17,594,180 14,410,284 3,183,896 –
Subtotal Investments in Securities $528,679,426 $109,761,966 $418,917,460 $–
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 53,032,231
Affiliated Short-Term Investments 7,800,000
Collateral Held for Securities Loaned 4,470,992
Subtotal Other Investments $65,303,223
Total Investments at Value $593,982,649
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table is a summary of the inputs used, as of March 31, 2025, in valuing Diversified Income Plus Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 813,545 619,352 194,193 –
Total Return Swaps 533 – 533 –
Credit Default Swaps 48,192 – 48,192 –
Total Asset Derivatives $862,270 $619,352 $242,918 $–
Liability Derivatives
Futures Contracts 317,999 317,999 – –
Total Liability Derivatives $317,999 $317,999 $– $–
The following table presents Diversified Income Plus Portfolio's futures contracts held as of March 31, 2025. Investments and/or cash totaling
$2,639,895 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 10 June 2025 $ 2,063,229 $ 8,490
CME E-mini S&P 500 Index 141 June 2025 39,334,444 520,969
ICE mini MSCI EAFE Index 66 June 2025 8,138,002 (164,212)
ICE US mini MSCI Emerging Markets Index 22 June 2025 1,243,935 (22,055)
Total Futures Long Contracts $ 50,779,610 $ 343,192
CBOT U.S. Long Bond (5) June 2025 ( $ 580,572) ( $ 5,835)
CME E-mini Russell 2000 Index (117) June 2025 (11,774,864) (83,671)
CME E-mini S&P Mid-Cap 400 Index (15) June 2025 (4,369,517) (38,383)
CME Euro Foreign Exchange Currency (64) June 2025 (8,779,493) 89,893
CME Ultra Long Term U.S. Treasury Bond (5) June 2025 (607,407) (3,843)
Eurex Euro STOXX 50 Index (147) June 2025 (8,480,338) 194,193
Total Futures Short Contracts ( $ 34,592,191) $152,354
Total Futures Contracts $ 16,187,419 $495,546

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

1
As the buyer of protection, Diversified Income Plus Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Diversified Income Plus Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2
The maximum potential amount of future payments Diversified Income Plus Portfolio could be required to make as the seller or receive as the buyer of protection.
3
The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
Reference Description:
EFFR
-
Effective Federal Funds Rate
S&P
-
Standard & Poor's
The following table presents Diversified Income Plus Portfolio's credit default swap contracts held as of March 31, 2025. Investments totaling
$396,829 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 44, 5 Year, at 5.00%, Quarterly Buy 6/20/2030 $ 7,350,000 $ – $ 48,192 $ 48,192
Total Credit Default Swaps $– $48,192 $48,192
The following table presents Diversified Income Plus Portfolio's total return swap contracts held as of March 31, 2025.
Total Return Swaps
Reference Entity Fund Pays #
Fund
Receives
Counter-
party
Termination
Date
Notional
Principal
Amount Value
Upfront
Payments/
(Receipts)
Unrealized
Gain/(Loss)
S&P MidCap 400 Total
Return Index Swap
Total Return EFFR 1 day
+ 45bps
Goldman
Sachs &
Co. LLC
8/6/2025 $ 98,942 $ 533 $ – $ 533
Total Return Swaps $ 533 $ – $533
# Payment made on Termination Date

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Diversified Income Plus
Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
3/31/2025
Shares Held at
3/31/2025
% of Net
Assets
3/31/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $49,160 $692 $4,200 $45,978 5,614 7.8%
Core International Equity 6,583 – 4 7,055 644 1.2
Total U.S. Affiliated Registered Investment
Companies 55,743 53,033 9.0
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% 16,613 25,935 34,748 7,800 780 1.3
Total Affiliated Short-Term Investments 16,613 7,800 1.3
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 5,762 20,682 21,973 4,471 4,471 0.8
Total Collateral Held for Securities Loaned 5,762 4,471 0.8
Total Value $78,118 $65,304
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 3/31/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($838) $1,164 $ – $692
Core International Equity 0 476 – –
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% 1 (1) – 89
Total Income/Non Cash Income from Affiliated
Investments $781
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 7
Total Affiliated Income from Securities Loaned, Net $7
Total Value ($837) $1,639 $ –

Emerging Markets Equity Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 97.4% Value
Brazil  4.3%
162,600 Ambev SA $ 386,380
66,400 Banco do Brasil SA 328,367
60,035 Companhia Energetica de Minas
Gerais ADR 105,661
890 Companhia Paranaense de Energia
- COPEL ADR 5,999
35,100 Cury Construtora e Incorporadora
SA 150,206
14,600 Direcional Engenharia SA 80,056
2,184 Embraer SA ADR
a
100,901
64,421 Gerdau SA ADR 182,956
65,863 Itau Unibanco Holding SA ADR 362,246
19,600 JBS SA 141,338
26,600 Magazine Luiza SA
a
47,266
6,405 Petroleo Brasileiro SA ADR 91,848
29,800 Telefonica Brasil SA 261,212
39,734 Vale SA ADR 396,545
Total 2,640,981
Cayman Islands  17.8%
119,000 3SBio, Inc.
b
182,963
51,500 AAC Technologies Holdings, Inc. 314,211
132,300 Alibaba Group Holding, Ltd. 2,189,033
228,000 China Feihe, Ltd.
b
172,040
71,000 China Mengniu Dairy Company,
Ltd. 175,364
88,500 China Resources Land, Ltd. 293,573
78,000 Consun Pharmaceutical Group,
Ltd. 92,494
177,000 Geely Automobile Holdings, Ltd. 379,950
215,000 Greentown China Holdings, Ltd. 304,929
28,709 JD.com, Inc. 590,588
2,104 JOYY, Inc. ADR
a
88,326
92,500 Kingboard Holdings, Ltd. 264,442
27,100 Meituan
a,b
545,319
9,500 NetDragon Websoft Holdings, Ltd. 12,446
14,003 NU Holdings, Ltd./Cayman Islands
a
143,391
3,056 PDD Holdings, Inc. ADR
a
361,678
12,800 Pop Mart International Group, Ltd.
b
258,697
549,000 Shui On Land, Ltd. 48,102
56,500 Tencent Holdings, Ltd. 3,610,122
58,000 Tingyi (Cayman Islands) Holding
Corporation 97,374
90,600 Xiaomi Corporation
a,b
573,292
120,500 Zhongsheng Group Holdings, Ltd. 212,214
Total 10,910,548
Chile  0.4%
2,814 Banco de Chile ADR 74,543
2,111 Banco de Credito e Inversiones SA 78,011
23,325 Cencosud SA 71,237
302,272 Colbun SA 42,498
1 Enel Americas SA 0
Total 266,289
China  12.8%
8,000 Anhui Conch Cement Company,
Ltd., Class H 22,626
5,000 Anker Innovations Technology
Company, Ltd. 71,183
24,600 Avary Holding Shenzhen Company,
Ltd. 123,699
330,500 BAIC Motor Corporation, Ltd.
b
86,040
148,400 BOE Technology Group Company,
Ltd. 84,965
Shares Common Stock  97.4% Value
China  12.8%  - continued
900 BYD Company, Ltd., Class A $ 46,775
500 BYD Company, Ltd., Class H 25,318
225,000 China Construction Bank
Corporation, Class H 199,387
58,000 China Life Insurance Company,
Ltd. 112,113
461,500 China Southern Airlines Company,
Ltd.
a
360,955
278,400 China Tower Corporation, Ltd.
b
375,019
865,800 China United Network
Communications, Ltd. 664,703
15,500 CITIC Securities Company, Ltd.,
Class H 40,626
440,000 CRRC Corporation, Ltd. 274,511
8,200 Guotai Junan Securities Company,
Ltd. 19,456
81,800 Haier Smart Home Company, Ltd.,
Class H 263,684
3,700 Hithink RoyalFlush Information
Network Company, Ltd. 145,599
110,200 Huatai Securities Company, Ltd.
b
177,694
400 Huatai Securities Company, Ltd.,
Class A 913
205,100 Huaxia Bank Company, Ltd. 221,677
25,200 Industrial and Commercial Bank of
China, Ltd., Class A 23,956
236,000 Industrial and Commercial Bank of
China, Ltd., Class H 168,405
72,000 Inner Mongolia Yili Industrial Group
Company, Ltd. 278,810
264,000 Lenovo Group, Ltd. 358,766
31,600 Lens Technology Company, Ltd. 110,777
2,100 Midea Group Company, Ltd. 22,741
53,300 New China Life Insurance
Company, Ltd. 203,788
575,000 People's Insurance Company
(Group) of China, Ltd., Class H 297,853
32,000 PICC Property and Casualty
Company, Ltd. 59,255
5,600 Ping An Insurance (Group)
Company of China, Ltd., Class A 39,898
115,000 Ping An Insurance (Group)
Company of China, Ltd., Class H 686,430
238,800 SAIC Motor Corporation, Ltd. 521,877
26,800 Seres Group Company, Ltd. 467,529
7,000 Shanghai Conant Optical
Company, Ltd. 24,912
83,800 Shanghai Pharmaceuticals Holding
Company, Ltd., Class H 120,617
117,900 Shenwan Hongyuan Group
Company, Ltd. 80,241
190,400 Sinopharm Group Company, Ltd. 441,842
58,100 Suzhou Dongshan Precision
Manufacturing Company, Ltd. 263,503
83,000 Tong Ren Tang Technologies
Company, Ltd. 50,937
31,500 Universal Scientific Industrial
Shanghai Company, Ltd. 76,036
12,100 WuXi AppTec Company, Ltd., Class
H
b
108,057
18,000 Xinhua Winshare Publishing and
Media Company, Ltd. 24,957
2,800 ZTE Corporation, Class A 13,267
30,800 ZTE Corporation, Class H 95,032
Total 7,856,429

Emerging Markets Equity Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  97.4% Value
Colombia  0.6%
1,283 Bancolombia SA $ 14,401
8,706 Bancolombia SA ADR 349,981
Total 364,382
Czech Republic  0.1%
1 CEZ AS 50
42 Philip Morris CR 32,570
Total 32,620
Egypt  <0.1%
7,402 Commercial International Bank
Egypt SAE GDR 11,177
Total 11,177
Greece  0.4%
35,868 Eurobank Ergasias Services and
Holdings SA 96,351
9,247 HELLENiQ ENERGY Holdings SA 76,517
4,116 OPAP SA 81,768
Total 254,636
Hong Kong  0.4%
58,000 China Overseas Grand Oceans
Group, Ltd. 14,005
45,000 China Resources Pharmaceutical
Group, Ltd.
b
29,255
57,200 China Taiping Insurance Holdings
Company, Ltd. 87,083
165,000 Yuexiu Property Company, Ltd. 112,576
Total 242,919
Hungary  1.1%
22,220 MOL Hungarian Oil & Gas plc 175,224
4,572 OTP Bank Nyrt 307,613
6,831 Richter Gedeon Nyrt 188,155
Total 670,992
India  18.0%
19,172 Adani Power, Ltd.
a
113,311
3,950 Bajaj Auto, Ltd. 362,600
134,897 Bharat Petroleum Corporation, Ltd. 436,870
44,274 Bharti Airtel, Ltd. 895,056
28 Bosch, Ltd. 9,267
35,073 Chambal Fertilisers and Chemicals,
Ltd. 255,288
37,616 Cipla, Ltd. 632,133
505 CRISIL, Ltd. 24,690
3,321 Cummins India, Ltd. 117,883
1,757 Eicher Motors, Ltd. 109,608
278 GE Vernova T&D India, Ltd. 5,030
1,322 Gujarat Gas, Ltd. 6,352
9,916 HCL Technologies, Ltd. 183,697
13,621 HDFC Asset Management
Company, Ltd.
b
637,276
24,258 HDFC Bank, Ltd. 517,089
14,053 Hero MotoCorp, Ltd. 609,853
72,839 Hindalco Industries, Ltd. 577,988
3,545 Hindustan Aeronautics, Ltd. 172,252
38,162 Hindustan Petroleum Corporation,
Ltd. 159,742
28,832 ICICI Bank, Ltd. ADR 908,785
11,720 Infosys, Ltd. ADR 213,890
19,900 Jindal Saw, Ltd. 62,430
9,817 LT Foods, Ltd. 43,536
Shares Common Stock  97.4% Value
India  18.0%  - continued
4,990 Lupin, Ltd. $ 118,153
4,367 Mahindra & Mahindra, Ltd. 135,548
2,311 Maruti Suzuki India, Ltd. 310,451
73 MRF, Ltd. 95,958
11,549 Oberoi Realty, Ltd. 219,950
16,290 Oil & Natural Gas Corporation, Ltd. 46,815
541 Page Industries, Ltd. 269,624
3,454 Persistent Systems, Ltd. 221,662
3,689 Pidilite Industries, Ltd. 122,760
25,942 Power Finance Corporation, Ltd. 124,822
13,214 Reliance Industries, Ltd. 196,457
18,836 Tata Consultancy Services, Ltd. 792,366
42,311 Tech Mahindra, Ltd. 697,894
2,134 Trent, Ltd. 132,285
1,320 UltraTech Cement, Ltd. 177,053
6,245 United Spirits, Ltd. 102,181
17,777 Wipro, Ltd. ADR 54,398
14,711 Zydus Lifesciences, Ltd. 152,161
Total 11,025,164
Indonesia  1.3%
1,552,600 Bank Central Asia Tbk PT 796,926
Total 796,926
Kuwait  0.6%
10,895 HumanSoft Holding Company
KSCC 93,073
26,461 Kuwait Finance House KSCP 68,049
52,606 National Bank of Kuwait KSC 178,554
Total 339,676
Malaysia  0.4%
30,000 Hong Leong Bank Bhd 136,509
16,700 RHB Bank Bhd 25,741
166,300 Sime Darby Property Bhd 50,604
55,896 Sports Toto Bhd 17,761
Total 230,615
Mexico  0.9%
3,299 Coca-Cola FEMSA SAB de CV ADR 301,166
100 Grupo Carso SAB de CV 583
7,210 Grupo Financiero Banorte SAB de
CV ADR 50,057
22,200 Grupo Mexico SAB de CV 110,910
7,472 Grupo Televisa SAB ADR 13,076
31,500 Megacable Holdings SAB de CV 65,880
Total 541,672
Philippines  0.1%
22,270 Bank of the Philippine Islands 51,372
Total 51,372
Poland  1.9%
6,972 Asseco Poland SA 285,577
1,844 Bank Polska Kasa Opieki SA 84,300
3,531 Orlen SA 62,194
20,437 Powszechna Kasa Oszczednosci
Bank Polski SA 399,043
23,652 Powszechny Zaklad Ubezpieczen
SA 343,635
Total 1,174,749
Qatar  0.4%
26,623 Commercial Bank PSQC 30,512

Emerging Markets Equity Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  97.4% Value
Qatar  0.4%  - continued
33,657 Doha Bank QPSC $ 17,770
9,364 Gulf Warehousing Company 7,966
1 Ooredoo QPSC 3
7,910 Qatar Islamic Bank QPSC 44,620
30,862 Qatar National Bank QPSC 136,021
Total 236,892
Russian Federation  <0.1%
22,154 LUKOIL PJSC
c,d
0
78,093 NovaTek PJSC
c,d
0
136,926 Sberbank of Russia PJSC
c,d
0
Total 0
Saudi Arabia  3.0%
20,872 Al Rajhi Bank 566,577
55,142 Arab National Bank 338,429
1,908 Eastern Province Cement Company 18,286
194 Elm Company 50,167
3,784 Riyadh Cement Company 37,022
27,239 Saudi Arabian Oil Company
b
194,044
10,377 Saudi National Bank 98,886
39,810 Saudi Telecom Company 481,294
1,873 Theeb Rent A Car Company 34,851
Total 1,819,556
South Africa  2.6%
20,726 Absa Group, Ltd. 200,071
25,369 AECI, Ltd. 134,573
78 Capitec Bank Holdings, Ltd. 13,266
4,412 Coronation Fund Managers, Ltd. 9,358
27,182 DataTec, Ltd. 82,309
17,042 FirstRand, Ltd. 66,972
650 Gold Fields, Ltd. ADR 14,358
16,101 Harmony Gold Mining Company,
Ltd. ADR 237,812
2,667 Kumba Iron Ore, Ltd. 45,391
880 Naspers, Ltd. 218,232
6,830 Nedbank Group, Ltd. 95,829
81,544 Pepkor Holdings, Ltd.
b
113,543
24,021 Standard Bank Group 313,866
3,616 Vodacom Group 24,840
Total 1,570,420
South Korea  6.3%
1,069 Caregen Company, Ltd. 18,263
651 CJ Corporation 51,781
3,295 Green Cross Holdings Corporation 29,247
7,563 GS Holdings Corporation 189,688
2,064 HD Hyundai Company, Ltd. 102,064
3,342 Kangwon Land, Inc.
a
38,006
2,151 KEPCO Plant Service &
Engineering Company, Ltd. 61,320
6,878 KT&G Corporation 473,081
5,324 LG Uplus Corporation 37,259
295 PharmaResearch Company, Ltd. 67,103
734 Samsung Biologics Company,
Ltd.
a,b
509,404
2,564 Samsung C&T Corporation 204,801
30,448 Samsung Electronics Company,
Ltd. 1,207,125
2,966 SD Biosensor, Inc. 18,669
1,876 SK Hynix, Inc. 250,082
5,895 SK Telecom Company, Ltd. 222,051
854 SK, Inc. 75,593
Shares Common Stock  97.4% Value
South Korea  6.3%  - continued
4,333 Yuhan Corporation $ 324,204
Total 3,879,741
Taiwan  18.7%
5,000 Acter Group Corporation, Ltd. 53,801
319,000 Asia Cement Corporation 450,811
6,000 Asustek Computer, Inc. 111,637
128,000 Cheng Shin Rubber Industry
Company, Ltd. 194,557
61,000 Chipbond Technology Corporation 120,180
1,069 Chunghwa Telecom Company, Ltd.
ADR 41,916
132,000 Compal Electronics, Inc. 128,309
56,000 Delta Electronics, Inc. 619,375
6,000 Dynapack International Technology
Corporation 31,212
51,000 Far Eastern New Century
Corporation 50,927
32,000 Far EasTone Telecommunications
Company, Ltd. 89,146
53,000 Feng Hsin Steel Company, Ltd. 108,658
1,000 First Financial Holding Company,
Ltd. 821
2,000 Fusheng Precision Company, Ltd. 21,097
93,000 Hon Hai Precision Industry
Company, Ltd. 419,503
56,000 Lite-On Technology Corporation 155,528
21,000 MediaTek, Inc. 905,110
174,000 Pegatron Corporation 444,698
106,000 Pou Chen Corporation 113,662
5,000 Quanta Computer, Inc. 34,788
91,000 Synnex Technology International
Corporation 197,077
15,000 Systex Corporation 57,920
219,586 Taichung Commercial Bank
Company, Ltd. 136,758
77,000 Taiwan Mobile Company, Ltd. 270,959
4,000 Taiwan Secom Company, Ltd. 14,789
210,499 Taiwan Semiconductor
Manufacturing Company, Ltd. 5,928,281
29,704 Topco Scientific Company, Ltd. 236,522
168,000 Uni-President Enterprises
Corporation 409,683
19,000 Wah Lee Industrial Corporation 57,039
18,996 Yuanta Financial Holding Company,
Ltd. 19,469
Total 11,424,233
Thailand  2.6%
37,500 Advanced Info Service Public
Company, Ltd. NVDR 304,944
142,700 Cal-Comp Electronics Thailand pcl
ADR 24,987
245,300 Charoen Pokphand Foods pcl
NVDR 172,593
129,100 Kasikornbank pcl NVDR 616,833
360,200 Krung Thai Bank pcl NVDR 256,853
53,100 SCB X pcl NVDR 192,984
100 TISCO Financial Group Public
Company, Ltd.
c
292
98,300 True Corporation pcl ADR
a
34,042
Total 1,603,528
Turkey  0.7%
120,405 Dogan Sirketler Grubu Holding AS 50,417

Emerging Markets Equity Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  97.4% Value
Turkey  0.7%  - continued
21,617 Tekfen Holding AS
a
$ 85,449
37,064 Turk Hava Yollari Anonim Ortakligi
a
303,554
Total 439,420
United Arab Emirates  2.0%
1 Abu Dhabi Commercial Bank PJSC 3
80,851 Abu Dhabi National Oil Company
for Distribution PJSC 74,766
7,567 ADNOC Drilling Company PJSC 10,589
171,431 Dubai Islamic Bank PJSC 333,680
126,220 Emaar Properties PJSC 457,109
63,527 Emirates NBD Bank PJSC 349,373
Total 1,225,520
United Kingdom  <0.1%
828 AngloGold Ashanti plc 31,080
Total 31,080
Total Common Stock
(cost $51,656,466) 59,641,537
Shares Preferred Stock 1.9%
Brazil  0.7%
74,200 Companhia de Sanena do Parana 70,085
58,100 Petroleo Brasileiro SA 379,056
Total 449,141
South Korea  1.2%
1,647 Hyundai Motor Company, 2nd
Preferred 167,084
2,985 Hyundai Motor Company, Preferred 300,682
8,254 Samsung Electronics Company,
Ltd. 267,160
Total 734,926
Total Preferred Stock
(cost $1,231,593) 1,184,067
Shares or
Principal
Amount Short-Term Investments 0.5%
Federal Home Loan Bank Discount
Notes
100,000 4.203%,  6/6/2025
e,f
99,222
State Street Institutional U.S.
Government Money Market Fund
191,755 4.293%
e
191,755
Total Short-Term Investments
(cost $290,984) 290,977
Total Investments (cost
$53,179,043) 99.8% $61,116,581
Other Assets and Liabilities,
Net 0.2% 126,925
Total Net Assets 100.0% $61,243,506
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of March 31, 2025, the value of these investments was $3,962,643 or 6.5% of
total net assets.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d Pursuant to sanctions related to the Russian invasion of
Ukraine which restricts the ability of Russia and its allied nations to make payments on its dollar-denominated
sovereign debt and equity, existing accruals on these
securities have been reserved and income is currently not
being accrued.
e The interest rate shown reflects the yield.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Bhd - Berhad - suffix used in Malaysia to identify a Public
Limited Company
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
NVDR - Non-Voting Depository Receipts
pcl - Public Company Limited
plc - Public Limited Company

Emerging Markets Equity Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2025, in valuing Emerging Markets Equity Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 7,517,251 143,318 7,373,933 –
Consumer Discretionary 9,301,047 361,678 8,939,369 –
Consumer Staples 2,857,353 301,166 2,556,187 –
Energy @ 1,552,364 91,848 1,460,516 0
Financials @ 12,516,546 1,850,123 10,666,131 292
Health Care 3,108,569 – 3,108,569 –
Industrials 2,166,635 100,901 2,065,734 –
Information Technology 15,860,506 268,288 15,592,218 –
Materials 2,986,547 831,671 2,154,876 –
Real Estate 1,500,848 – 1,500,848 –
Utilities @ 273,871 111,660 162,211 –
Preferred Stock
Consumer Cyclical 467,766 – 467,766 –
Energy 379,056 – 379,056 –
Technology 267,160 – 267,160 –
Utilities 70,085 – 70,085 –
Short-Term Investments 290,977 191,755 99,222 –
Subtotal Investments in Securities $61,116,581 $4,252,408 $56,863,881 $292
Total Investments at Value $61,116,581
@ Level 2 or 3 security in this section is fair valued at <$1.
The following table is a summary of the inputs used, as of March 31, 2025, in valuing Emerging Markets Equity Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 36,561 36,561 – –
Total Liability Derivatives $36,561 $36,561 $– $–
The following table presents Emerging Markets Equity Portfolio's futures contracts held as of March 31, 2025. Investments and/or cash totaling
$99,222 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
ICE US mini MSCI Emerging Markets Index 32 June 2025 $ 1,813,841 ( $ 36,561)
Total Futures Long Contracts $ 1,813,841 ( $ 36,561)
Total Futures Contracts $ 1,813,841 ($36,561)

Emerging Markets Equity Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Emerging Markets Equity
Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
3/31/2025
Shares Held at
3/31/2025
% of Net
Assets
3/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% $204 $1,973 $2,177 $– – –
Total Affiliated Short-Term Investments 204 – –
Total Value $204 $–
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 3/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% $– $– $ – $1
Total Income/Non Cash Income from Affiliated
Investments $1
Total Value $– $– $ –

ESG Index Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 90.6% Value
Communications Services  7.7%
10,811 Alphabet, Inc., Class A $ 1,671,813
9,216 Alphabet, Inc., Class C 1,439,816
8 Cable One, Inc. 2,126
461 Electronic Arts, Inc. 66,624
81 John Wiley and Sons, Inc. 3,609
1,784 Lumen Technologies, Inc.
a
6,993
287 New York Times Company 14,235
365 Omnicom Group, Inc. 30,262
54 Scholastic Corporation 1,020
7,781 Verizon Communications, Inc. 352,946
3,350 Walt Disney Company 330,645
4,312 Warner Brothers Discovery, Inc.
a
46,268
519 ZoomInfo Technologies, Inc.
a
5,190
Total 3,971,547
Consumer Discretionary  8.4%
435 Aptiv plc
a
25,883
457 Aramark 15,776
141 Autoliv, Inc. 12,471
48 AutoNation, Inc.
a
7,772
379 Best Buy Company, Inc. 27,898
61 Booking Holdings, Inc. 281,022
405 BorgWarner, Inc. 11,603
57 Buckle, Inc. 2,184
217 Capri Holdings, Ltd.
a
4,281
289 CarMax, Inc.
a
22,519
53 Choice Hotels International, Inc. 7,037
53 Columbia Sportswear Company 4,012
217 Darden Restaurants, Inc. 45,084
282 Deckers Outdoor Corporation
a
31,530
64 Domino's Pizza, Inc. 29,405
40 Ethan Allen Interiors, Inc. 1,108
160 Foot Locker, Inc.
a
2,256
783 GameStop Corporation
a,b
17,477
454 Gap, Inc. 9,357
282 Garmin, Ltd. 61,231
647 Hanesbrands, Inc.
a
3,733
244 Harley-Davidson, Inc. 6,161
242 Hasbro, Inc. 14,881
451 Hilton Worldwide Holdings, Inc. 102,625
1,838 Home Depot, Inc. 673,609
40 Jack in the Box, Inc. 1,088
215 Kohl's Corporation 1,759
81 La-Z-Boy, Inc. 3,166
493 LKQ Corporation 20,972
1,045 Lowe's Companies, Inc. 243,725
2,229 Lucid Group, Inc.
a
5,394
437 Marriott International, Inc./MD 104,093
643 Mattel, Inc.
a
12,493
1,325 McDonald's Corporation 413,890
134 Meritage Homes Corporation 9,498
100 Mohawk Industries, Inc.
a
11,418
725 Newell Brands, Inc. 4,495
2,186 NIKE, Inc. 138,767
202 Nordstrom, Inc. 4,939
67 ODP Corporation
a
960
70 Pool Corporation 22,285
107 PVH Corporation 6,916
1,406 Rivian Automotive, Inc.
a
17,505
473 Royal Caribbean Cruises, Ltd. 97,173
79 Signet Jewelers, Ltd. 4,587
2,098 Starbucks Corporation 205,793
5,346 Tesla, Inc.
a
1,385,469
257 Topgolf Callaway Brands
Corporation
a
1,694
Shares Common Stock  90.6% Value
Consumer Discretionary  8.4% - continued
988 Tractor Supply Company $ 54,439
86 Ulta Beauty, Inc.
a
31,522
344 Under Armour, Inc., Class A
a
2,150
251 Under Armour, Inc., Class C
a
1,493
70 Vail Resorts, Inc. 11,201
613 VF Corporation 9,514
100 Whirlpool Corporation 9,013
228 Williams-Sonoma, Inc. 36,047
149 Wolverine World Wide, Inc. 2,073
Total 4,296,446
Consumer Staples  5.5%
883 Archer-Daniels-Midland Company 42,393
262 Bunge Global SA 20,022
359 Campbell's Company 14,331
454 Church & Dwight Company, Inc. 49,981
229 Clorox Company 33,720
7,565 Coca-Cola Company 541,805
1,434 Colgate-Palmolive Company 134,366
886 Conagra Brands, Inc. 23,630
300 Darling Ingredients, Inc.
a
9,372
427 Estee Lauder Companies, Inc. 28,182
1,020 General Mills, Inc. 60,986
550 Hormel Foods Corporation 17,017
120 Ingredion, Inc. 16,225
196 J.M. Smucker Company 23,208
506 Kellanova 41,740
2,129 Keurig Dr Pepper, Inc. 72,855
617 Kimberly-Clark Corporation 87,750
1,681 Kraft Heinz Company 51,153
1,270 Kroger Company 85,966
251 Lamb Weston Holdings, Inc. 13,378
464 McCormick & Company, Inc. 38,192
2,467 Mondelez International, Inc. 167,386
2,539 PepsiCo, Inc. 380,698
4,358 Procter & Gamble Company 742,690
907 Sysco Corporation 68,061
848 Target Corporation 88,497
103 United Natural Foods, Inc.
a
2,821
Total 2,856,425
Energy  1.4%
1,835 Baker Hughes Company 80,648
415 Cheniere Energy, Inc. 96,031
87 Core Laboratories, Inc. 1,304
1,644 Halliburton Company 41,708
295 HF Sinclair Corporation 9,700
595 Marathon Petroleum Corporation 86,686
715 NOV, Inc. 10,882
1,147 ONEOK, Inc. 113,805
764 Phillips 66 94,339
384 Targa Resources Corporation 76,981
791 TechnipFMC plc 25,067
586 Valero Energy Corporation 77,393
Total 714,544
Financials  12.8%
488 Allstate Corporation 101,050
499 Ally Financial, Inc. 18,199
1,043 American Express Company 280,619
181 Ameriprise Financial, Inc. 87,624
461 Arthur J. Gallagher & Company 159,156
73 Bank of Hawaii Corporation 5,035
1,328 Bank of New York Mellon
Corporation 111,379

ESG Index Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  90.6% Value
Financials  12.8% - continued
272 BlackRock, Inc. $ 257,443
130 Cathay General Bancorp 5,594
194 Cboe Global Markets, Inc. 43,900
3,181 Charles Schwab Corporation 249,009
709 Chubb, Ltd. 214,111
815 Citizens Financial Group, Inc. 33,391
667 CME Group, Inc. 176,948
241 Comerica, Inc. 14,233
465 Discover Financial Services 79,375
585 Equitable Holdings, Inc. 30,473
70 FactSet Research Systems, Inc. 31,825
996 Fidelity National Information
Services, Inc. 74,381
535 Franklin Resources, Inc. 10,299
536 Hartford Insurance Group, Inc. 66,319
2,666 Huntington Bancshares, Inc./OH 40,017
1,062 Intercontinental Exchange, Inc. 183,195
100 International Bancshares
Corporation 6,306
637 Invesco, Ltd. 9,663
1,718 KeyCorp 27,471
302 Lincoln National Corporation 10,845
345 Loews Corporation 31,709
306 M&T Bank Corporation 54,697
70 MarketAxess Holdings, Inc. 15,144
908 Marsh & McLennan Companies,
Inc. 221,579
1,517 Mastercard, Inc. 831,498
303 Moody's Corporation 141,104
2,236 Morgan Stanley 260,874
799 Nasdaq, Inc. 60,612
367 Northern Trust Corporation 36,205
585 Old National Bancorp 12,396
1,762 PayPal Holdings, Inc.
a
114,970
736 PNC Financial Services Group,
Inc. 129,367
423 Principal Financial Group, Inc. 35,688
1,084 Progressive Corporation 306,783
663 Prudential Financial, Inc. 74,044
361 Raymond James Financial, Inc. 50,146
1,697 Regions Financial Corporation 36,876
587 S&P Global, Inc. 298,255
543 State Street Corporation 48,615
720 Synchrony Financial 38,117
415 T. Rowe Price Group, Inc. 38,126
420 Travelers Companies, Inc. 111,073
2,464 Truist Financial Corporation 101,394
3,200 Visa, Inc. 1,121,472
178 Voya Financial, Inc. 12,061
632 Western Union Company 6,687
186 Willis Towers Watson plc 62,859
280 Zions Bancorp NA 13,961
Total 6,594,172
Health Care  8.5%
3,270 AbbVie, Inc. 685,130
531 Agilent Technologies, Inc. 62,116
132 Align Technology, Inc.
a
20,970
995 Amgen, Inc. 309,992
536 Becton, Dickinson and Company 122,776
267 Biogen, Inc.
a
36,536
346 BioMarin Pharmaceutical, Inc.
a
24,459
288 Bio-Techne Corporation 16,885
3,744 Bristol-Myers Squibb Company 228,347
449 Cardinal Health, Inc. 61,859
Shares Common Stock  90.6% Value
Health Care  8.5% - continued
322 Cencora, Inc. $ 89,545
934 Centene Corporation
a
56,703
516 Cigna Group 169,764
364 Cooper Companies, Inc.
a
30,703
1,201 Danaher Corporation 246,205
85 DaVita, Inc.
a
13,003
392 Dentsply Sirona, Inc. 5,857
723 Dexcom, Inc.
a
49,374
1,091 Edwards Lifesciences Corporation
a
79,076
428 Elevance Health, Inc. 186,163
2,304 Gilead Sciences, Inc. 258,163
352 HCA Healthcare, Inc. 121,634
234 Henry Schein, Inc.
a
16,027
420 Hologic, Inc.
a
25,943
223 Humana, Inc. 59,006
153 IDEXX Laboratories, Inc.
a
64,252
294 Illumina, Inc.
a
23,326
129 Insulet Corporation
a
33,877
338 IQVIA Holding, Inc.
a
59,589
106 Jazz Pharmaceuticals, Inc.
a
13,160
157 Labcorp Holdings, Inc. 36,540
4,678 Merck & Company, Inc. 419,897
39 Mettler-Toledo International, Inc.
a
46,056
160 Patterson Companies, Inc. 4,998
143 Pediatrix Medical Group, Inc.
a
2,072
206 Quest Diagnostics, Inc. 34,855
270 ResMed, Inc. 60,440
199 Select Medical Holdings
Corporation 3,323
183 STERIS plc 41,477
296 Teladoc Health, Inc.
a
2,356
284 Veeva Systems, Inc.
a
65,783
477 Vertex Pharmaceuticals, Inc.
a
231,259
109 Waters Corporation
a
40,174
134 West Pharmaceutical Services,
Inc. 30,000
368 Zimmer Biomet Holdings, Inc. 41,650
837 Zoetis, Inc. 137,812
Total 4,369,132
Industrials  8.1%
1,008 3M Company 148,035
227 A.O. Smith Corporation 14,837
158 ACCO Brands Corporation 662
57 Acuity Brands, Inc. 15,011
117 AGCO Corporation 10,831
198 Air Lease Corporation 9,565
161 Allegion plc 21,004
72 Applied Industrial Technologies,
Inc. 16,224
47 ArcBest Corporation 3,317
753 Automatic Data Processing, Inc. 230,064
33 Avis Budget Group, Inc.
a
2,505
134 Axon Enterprise, Inc.
a
70,477
217 Broadridge Financial Solutions,
Inc. 52,614
215 Builders FirstSource, Inc.
a
26,862
217 C.H. Robinson Worldwide, Inc. 22,221
1,494 Carrier Global Corporation 94,720
893 Caterpillar, Inc. 294,511
1,610 CNH Industrial NV 19,771
1,597 Copart, Inc.
a
90,374
3,581 CSX Corporation 105,389
253 Cummins, Inc. 79,300
480 Deere & Company 225,288

ESG Index Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  90.6% Value
Industrials  8.1% - continued
293 Delta Air Lines, Inc. $ 12,775
76 Deluxe Corporation 1,202
254 Dover Corporation 44,623
731 Eaton Corporation plc 198,708
86 EMCOR Group, Inc. 31,788
261 Expeditors International of
Washington, Inc. 31,385
97 Exponent, Inc. 7,863
1,060 Fastenal Company 82,203
373 Ferguson Enterprises, Inc. 59,766
240 Flowserve Corporation 11,722
642 Fortive Corporation 46,982
234 Fortune Brands Innovations, Inc. 14,246
312 Graco, Inc. 26,055
85 Granite Construction, Inc. 6,409
34 Heidrick & Struggles International,
Inc. 1,456
78 HNI Corporation 3,459
99 Hubbell, Inc. 32,760
36 ICF International, Inc. 3,059
140 IDEX Corporation 25,336
548 Illinois Tool Works, Inc. 135,909
748 Ingersoll Rand, Inc. 59,862
107 Interface, Inc. 2,123
149 JB Hunt Transport Services, Inc. 22,045
1,225 Johnson Controls International plc 98,135
59 Kelly Services, Inc. 777
297 Knight-Swift Transportation
Holdings, Inc. 12,916
59 Lennox International, Inc. 33,089
106 Lincoln Electric Holdings, Inc. 20,051
95 ManpowerGroup, Inc. 5,499
406 Masco Corporation 28,233
99 Middleby Corporation
a
15,046
418 Norfolk Southern Corporation 99,003
161 Owens Corning, Inc. 22,994
965 PACCAR, Inc. 93,962
238 Parker-Hannifin Corporation 144,668
95 Paycom Software, Inc. 20,756
307 Pentair plc 26,856
272 Quanta Services, Inc. 69,137
192 Robert Half, Inc. 10,474
210 Rockwell Automation, Inc. 54,260
81 Ryder System, Inc. 11,649
289 Sensata Technologies Holding plc 7,014
98 Snap-On, Inc. 33,027
282 Stanley Black & Decker, Inc. 21,680
143 Steelcase, Inc. 1,567
33 Tennant Company 2,632
495 Tetra Tech, Inc. 14,479
121 Timken Company 8,696
417 Trane Technologies plc 140,496
359 TransUnion 29,793
179 U-Haul Holding Company 10,593
1,122 Union Pacific Corporation 265,061
1,353 United Parcel Service, Inc. 148,816
121 United Rentals, Inc. 75,831
455 Veralto Corporation 44,340
81 W.W. Grainger, Inc. 80,014
318 Wabtec Corporation 57,669
447 Xylem, Inc. 53,399
Total 4,177,930
Information Technology  31.7%
1,157 Accenture plc 361,030
Shares Common Stock  90.6% Value
Information Technology  31.7% - continued
805 Adobe, Inc.
a
$ 308,742
3,003 Advanced Micro Devices, Inc.
a
308,528
281 Akamai Technologies, Inc.
a
22,621
917 Analog Devices, Inc. 184,931
162 ANSYS, Inc.
a
51,283
1,506 Applied Materials, Inc. 218,551
89 ASGN, Inc.
a
5,609
299 Atlassian Corporation
a
63,451
398 Autodesk, Inc.
a
104,196
506 Cadence Design Systems, Inc.
a
128,691
7,371 Cisco Systems, Inc. 454,864
323 Cognex Corporation 9,635
919 Cognizant Technology Solutions
Corporation 70,304
1,497 Corning, Inc. 68,533
597 Dell Technologies, Inc. 54,417
109 F5, Inc.
a
29,023
45 Fair Isaac Corporation
a
82,987
187 First Solar, Inc.
a
23,642
718 Flex, Ltd.
a
23,751
1,206 Fortinet, Inc.
a
116,090
1,023 Gen Digital, Inc. 27,150
145 Guidewire Software, Inc.
a
27,167
2,434 Hewlett Packard Enterprise
Company 37,557
1,735 HP, Inc. 48,042
91 HubSpot, Inc.
a
51,987
7,980 Intel Corporation 181,226
1,711 International Business Machines
Corporation 425,457
518 Intuit, Inc. 318,047
82 Itron, Inc.
a
8,590
323 Keysight Technologies, Inc.
a
48,376
2,381 Lam Research Corporation 173,099
998 Microchip Technology, Inc. 48,313
13,069 Microsoft Corporation 4,905,972
309 Motorola Solutions, Inc. 135,283
376 NetApp, Inc. 33,028
45,314 NVIDIA Corporation 4,911,131
470 NXP Semiconductors NV 89,328
303 Okta, Inc.
a
31,882
789 ON Semiconductor Corporation
a
32,104
3,105 Oracle Corporation 434,110
222 PTC, Inc.
a
34,399
143 RingCentral, Inc.
a
3,541
198 Roper Industries, Inc. 116,737
1,771 Salesforce, Inc. 475,266
389 Seagate Technology Holdings plc 33,046
381 ServiceNow, Inc.
a
303,329
297 Skyworks Solutions, Inc. 19,195
286 Synopsys, Inc.
a
122,651
554 TE Connectivity plc 78,291
189 Teradata Corporation
a
4,249
1,686 Texas Instruments, Inc. 302,974
455 Trimble, Inc.
a
29,871
270 Twilio, Inc.
a
26,436
396 Workday, Inc.
a
92,478
216 Xerox Holdings Corporation 1,043
95 Zebra Technologies Corporation
a
26,843
Total 16,329,077
Materials  2.7%
410 Air Products and Chemicals, Inc. 120,917
216 Albemarle Corporation 15,556
149 Avery Dennison Corporation 26,518

ESG Index Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  90.6% Value
Materials  2.7% - continued
415 Axalta Coating Systems, Ltd.
a
$ 13,766
561 Ball Corporation 29,211
63 Compass Minerals International,
Inc.
a
585
1,261 CRH plc 110,930
474 Ecolab, Inc. 120,169
98 H.B. Fuller Company 5,500
470 International Flavors & Fragrances,
Inc. 36,477
921 International Paper Company 49,135
882 Linde plc 410,695
480 LyondellBasell Industries NV 33,792
113 Martin Marietta Materials, Inc. 54,029
63 Minerals Technologies, Inc. 4,005
594 Mosaic Company 16,044
2,112 Newmont Corporation 101,967
429 PPG Industries, Inc. 46,911
267 Sealed Air Corporation 7,716
443 Sherwin-Williams Company 154,691
184 Sonoco Products Company 8,692
Total 1,367,306
Real Estate  2.8%
863 American Tower Corporation 187,789
262 AvalonBay Communities, Inc. 56,230
273 BXP, Inc. 18,343
563 CBRE Group, Inc.
a
73,629
206 COPT Defense Properties 5,617
800 Crown Castle, Inc. 83,384
614 Digital Realty Trust, Inc. 87,980
179 Equinix, Inc. 145,948
630 Equity Residential 45,095
141 Federal Realty Investment Trust 13,793
1,308 Healthpeak Properties, Inc. 26,448
1,306 Host Hotels & Resorts, Inc. 18,558
541 Iron Mountain, Inc. 46,548
88 Jones Lang LaSalle, Inc.
a
21,816
460 Macerich Company 7,898
1,711 Prologis, Inc. 191,273
199 SBA Communications Corporation 43,782
604 Simon Property Group, Inc. 100,312
577 UDR, Inc. 26,063
776 Ventas, Inc. 53,358
1,152 Welltower, Inc. 176,498
Total 1,430,362
Utilities  1.0%
359 American Water Works Company,
Inc. 52,960
287 Atmos Energy Corporation 44,364
134 Avista Corporation 5,611
552 CMS Energy Corporation 41,461
639 Consolidated Edison, Inc. 70,667
480 Essential Utilities, Inc. 18,974
678 Eversource Energy 42,111
1,849 Exelon Corporation 85,202
176 New Jersey Resources
Corporation 8,634
864 NiSource, Inc. 34,638
99 Ormat Technologies, Inc. 7,006
1,170 Sempra 83,491
Shares Common Stock  90.6% Value
Utilities  1.0% - continued
388 UGI Corporation $ 12,831
Total 507,950
Total Common Stock
(cost $34,904,197) 46,614,891
Shares
Registered Investment
Companies   8.4% Value
U.S. Unaffiliated   8.4%
41,928 iShares ESG MSCI KLD 400 ETF 4,293,846
Total 4,293,846
Total Registered Investment
Companies (cost $3,549,392) 4,293,846
Shares
Collateral Held for Securities
Loaned <0.1% Value
15,575 Thrivent Cash Management Trust 15,575
Total Collateral Held for
Securities Loaned
(cost $15,575) 15,575
Shares or
Principal
Amount Short-Term Investments 0.8% Value
Federal National Mortgage
Association Discount Notes
100,000 4.215%, 5/5/2025
c,d
99,597
State Street Institutional U.S.
Government Money Market
Fund
304,665 4.293%
c
304,665
Total Short-Term Investments
(cost $404,267) 404,262
Total Investments (cost
$38,873,431) 99.8% $51,328,574
Other Assets and Liabilities, Net
0.2% 95,261
Total Net Assets 100.0% $51,423,835
a Non-income producing security.
b All or a portion of the security is on loan.
c The interest rate shown reflects the yield.
d All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent ESG Index Portfolio as of
March 31, 2025:
Securities Lending Transactions
Common Stock $ 15,624
Total lending $15,624
Gross amount payable upon return of
collateral for securities loaned $15,575
Net amounts due to counterparty $(49)

ESG Index Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Definitions:
ETF - Exchange Traded Fund
plc - Public Limited Company
S&P - Standard & Poor's
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2025, in valuing ESG Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 3,971,547 3,971,547 – –
Consumer Discretionary 4,296,446 4,296,446 – –
Consumer Staples 2,856,425 2,856,425 – –
Energy 714,544 714,544 – –
Financials 6,594,172 6,594,172 – –
Health Care 4,369,132 4,369,132 – –
Industrials 4,177,930 4,177,930 – –
Information Technology 16,329,077 16,329,077 – –
Materials 1,367,306 1,367,306 – –
Real Estate 1,430,362 1,430,362 – –
Utilities 507,950 507,950 – –
Registered Investment Companies
U.S. Unaffiliated 4,293,846 4,293,846 – –
Short-Term Investments 404,262 304,665 99,597 –
Subtotal Investments in Securities $51,312,999 $51,213,402 $99,597 $–
Other Investments  * Total
Collateral Held for Securities Loaned 15,575
Subtotal Other Investments $15,575
Total Investments at Value $51,328,574
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of March 31, 2025, in valuing ESG Index Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 6,582 6,582 – –
Total Asset Derivatives $6,582 $6,582 $– $–

ESG Index Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
S&P
-
Standard & Poor's
The following table presents ESG Index Portfolio's futures contracts held as of March 31, 2025. Investments and/or cash totaling $99,597 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME Micro E-mini S&P 500 Index 18 June 2025 $ 502,211 $ 6,582
Total Futures Long Contracts $ 502,211 $ 6,582
Total Futures Contracts $ 502,211 $6,582
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in ESG Index Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
3/31/2025
Shares Held at
3/31/2025
% of Net
Assets
3/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% $401 $1,196 $1,597 $– – –
Total Affiliated Short-Term Investments 401 – –
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 29 84 97 16 16 <0.1
Total Collateral Held for Securities Loaned 29 16 <0.1
Total Value $430 $16
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 3/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% $– $– $ – $2
Total Income/Non Cash Income from Affiliated
Investments $2
Cash Management Trust- Collateral Investment – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total Value $– $– $ –

Global Stock Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 79.2% Value
Communications Services  5.2%
122,372 Alphabet, Inc., Class C $ 19,118,178
5,984 AMC Networks, Inc.
a
41,170
408,690 Auto Trader Group plc
b
3,951,894
3,870 Bandwidth, Inc.
a
50,697
4,600 Capcom Company, Ltd. 113,535
38,765 Cargurus, Inc.
a
1,129,225
702 Charter Communications, Inc.
a
258,708
98,266 Comcast Corporation 3,626,015
97,304 Deutsche Telekom AG 3,592,473
25,229 E.W. Scripps Company
a
74,678
337 Electronic Arts, Inc. 48,703
2,094 Entravision Communications
Corporation 4,397
1,401 Fox Corporation, Class B 73,847
9,002 iHeartMedia, Inc.
a
14,853
15,774 Imax Corporation
a
415,645
7,698 Ipsos SA 348,937
7,074 Iridium Communications, Inc. 193,262
1,823 John Wiley and Sons, Inc. 81,233
88,800 KDDI Corporation 1,402,654
3,093 Liberty Global, Ltd., Class A
a
35,600
6,122 Liberty Latin America, Ltd., Class
A
a
38,752
762 Liberty Media Corporation-Liberty
Live Group
a
51,923
13,122 Lumen Technologies, Inc.
a
51,438
7,383 Magnite, Inc.
a
84,240
42,135 Meta Platforms, Inc. 24,284,929
171,829 MFE-MediaForEurope NV 624,606
44,820 MONY Group plc 116,523
6,476 New York Times Company 321,210
15,200 Nintendo Company, Ltd. 1,033,261
3,152,400 Nippon Telegraph and Telephone
Corporation 3,046,706
5,000 Nippon Television Holdings, Inc. 102,694
1,148 Omnicom Group, Inc. 95,181
29,369 Pinterest, Inc.
a
910,439
10,291 QuinStreet, Inc.
a
183,591
942 Sinclair, Inc. 15,006
11,127 Sirius XM Holdings, Inc.
c
250,858
17,000 SoftBank Group Corporation 869,549
6,425 Spotify Technology SA
a
3,533,943
1,149 TechTarget, Inc.
a
17,017
4,168 Telephone and Data Systems, Inc. 161,468
383,083 Telstra Corporation, Ltd. 1,012,026
1,783 TKO Group Holdings, Inc. 272,460
11,424 Trade Desk, Inc.
a
625,121
43,700 TV Asahi Holdings Corporation 745,012
152,084 Verizon Communications, Inc. 6,898,530
1,361,870 Vodafone Group plc 1,279,648
191,678 Warner Brothers Discovery, Inc.
a
2,056,705
Total 83,258,540
Consumer Discretionary  9.2%
10,278 Adidas AG 2,424,181
110 Adient plc
a
1,415
142 Adtalem Global Education, Inc.
a
14,291
131,029 Amazon.com, Inc.
a
24,929,578
15,003 American Axle & Manufacturing
Holdings, Inc.
a
61,062
4,643 American Eagle Outfitters, Inc. 53,952
33,531 Aptiv plc
a
1,995,095
34,576 Aristocrat Leisure, Ltd. 1,398,365
2,054 Autoliv, Inc. 181,676
9,770 Bath & Body Works, Inc. 296,226
Shares Common Stock  79.2% Value
Consumer Discretionary  9.2% - continued
40,661 Best Buy Company, Inc. $ 2,993,056
575 Booking Holdings, Inc. 2,648,973
4,766 Boot Barn Holdings, Inc.
a
512,011
7,136 BorgWarner, Inc. 204,446
7,499 Breville Group, Ltd. 147,974
1,402 Bright Horizons Family Solutions,
Inc.
a
178,110
280 CarMax, Inc.
a
21,818
687 Carvana Company
a
143,638
154 Cavco Industries, Inc.
a
80,023
11,107 Champion Homes, Inc.
a
1,052,499
5,064 Chewy, Inc.
a
164,631
18,160 Chipotle Mexican Grill, Inc.
a
911,814
23,679 Columbia Sportswear Company 1,792,264
9,536 Compagnie Financiere Richemont
SA 1,664,661
56,836 Compagnie Generale des
Etablissements Michelin SCA 1,997,596
189,293 Compass Group plc 6,261,142
4,040 Coursera, Inc.
a
26,906
24,327 D.R. Horton, Inc. 3,092,692
9,810 Dana, Inc. 130,767
469 Darden Restaurants, Inc. 97,439
6,454 Deckers Outdoor Corporation
a
721,622
29,433 DoorDash, Inc.
a
5,379,469
737 Dorman Products, Inc.
a
88,838
57,283 eBay, Inc. 3,879,778
1,354 Etsy, Inc.
a
63,882
20,256 Expedia Group, Inc. 3,405,034
2,200 Fast Retailing Company, Ltd. 654,921
1,035 Ferrari NV 442,009
496 Five Below, Inc.
a
37,163
3,655 Fox Factory Holding Corporation
a
85,308
398 Frontdoor, Inc.
a
15,291
10,170 Gap, Inc. 209,604
16,429 Gentex Corporation 382,796
9,171 Gildan Activewear, Inc. 405,542
4,171 Goodyear Tire & Rubber
Company
a
38,540
2,982 Grand Canyon Education, Inc.
a
515,946
515 Group 1 Automotive, Inc. 196,704
7,417 Hanesbrands, Inc.
a
42,796
6,728 Hasbro, Inc. 413,705
16,000 Heiwa Corporation 250,965
785 Hermes International SCA 2,065,435
5,910 Hilton Worldwide Holdings, Inc. 1,344,821
18,398 Home Depot, Inc. 6,742,683
288,500 Honda Motor Company, Ltd. 2,610,802
16,367 Industria de Diseno Textil SA 814,946
3,832 Installed Building Products, Inc. 657,035
4,114 InterContinental Hotels Group plc 442,957
14,092 JB Hi-Fi, Ltd. 823,682
3,492 Latham Group, Inc.
a
22,454
7,856 Laureate Education, Inc.
a
160,655
728 Lear Corporation 64,224
2,106 Leggett & Platt, Inc. 16,658
4,883 LKQ Corporation 207,723
16,591 Lowe's Companies, Inc. 3,869,519
2,668 Lululemon Athletica, Inc.
a
755,204
3,040 LVMH Moet Hennessy Louis
Vuitton SE 1,882,613
6,403 Modine Manufacturing Company
a
491,430
2,422 Mohawk Industries, Inc.
a
276,544
568 Motorcar Parts of America, Inc.
a
5,396
24,856 Next plc 3,581,152

Global Stock Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  79.2% Value
Consumer Discretionary  9.2% - continued
40,825 NIKE, Inc. $ 2,591,571
96,300 Nissan Motor Company, Ltd.
a
246,978
86 NVR, Inc.
a
623,018
302 OneSpaWorld Holdings, Ltd. 5,071
15,500 Oriental Land Company, Ltd. 305,671
7,644 Pandora AS 1,171,529
6,902 Patrick Industries, Inc. 583,633
108,758 Pirelli & C. SPA
b
647,379
500 Planet Fitness, Inc.
a
48,305
2,538 Pool Corporation 807,972
59,000 QVC Group, Inc. 11,865
385 Ralph Lauren Corporation 84,985
7,098 Renault SA 359,561
2,344 Revolve Group, Inc.
a
50,373
12,163 Ross Stores, Inc. 1,554,310
2,100 Sanrio Company, Ltd. 97,158
98,600 Sekisui House, Ltd. 2,206,878
4,139 Service Corporation International/
US 331,948
15,066 SharkNinja, Inc.
a
1,256,655
11,244 Six Flags Entertainment
Corporation 401,073
206,300 Sony Group Corporation 5,220,010
125,593 Sony Group Corporation ADR
c
3,188,806
234,337 Stellantis NV 2,628,351
2,138 Stitch Fix, Inc.
a
6,949
7,133 Stoneridge, Inc.
a
32,740
866 Strategic Education, Inc. 72,709
6,222 Tapestry, Inc. 438,091
31,969 Tesla, Inc.
a
8,285,086
2,017 Texas Roadhouse, Inc. 336,093
62 TopBuild Corporation
a
18,907
213,400 Toyota Motor Corporation 3,772,336
2,915 Travel + Leisure Company 134,935
449 Ulta Beauty, Inc.
a
164,576
1,924 Valvoline, Inc.
a
66,974
7,425 VF Corporation 115,236
1,010 Visteon Corporation
a
78,396
18,637 Wesfarmers, Ltd. 844,891
1,855 Wingstop, Inc. 418,451
43,834 Wyndham Hotels & Resorts, Inc. 3,967,415
11,100 Yamada Holdings Company, Ltd. 31,875
138,000 Yue Yuen Industrial Holdings, Ltd. 221,716
74,744 Yum China Holding, Inc. 3,891,173
Total 146,865,796
Consumer Staples  4.0%
1,438 AAK AB 40,136
3,100 Ain Holdings, Inc. 104,561
6,209 Albertson's Companies, Inc. 136,536
34,913 Anheuser-Busch InBev NV 2,146,508
1,496 Archer-Daniels-Midland Company 71,823
10,300 Arcs Company, Ltd. 199,791
3,520 BellRing Brands, Inc.
a
262,099
5,119 BJ's Wholesale Club Holdings,
Inc.
a
584,078
7,648 British American Tobacco plc 313,756
444 Bunge Global SA 33,931
2,653 Casey's General Stores, Inc. 1,151,508
38,720 Coles Group, Ltd. 473,963
26,266 Conagra Brands, Inc. 700,514
325,630 Coty, Inc.
a
1,781,196
31,443 Danone SA 2,404,934
348 Dole plc 5,029
3,662 e.l.f. Beauty, Inc.
a
229,937
Shares Common Stock  79.2% Value
Consumer Staples  4.0% - continued
100,193 Imperial Brands plc $ 3,707,346
12,142 J & J Snack Foods Corporation 1,599,344
24,084 J.M. Smucker Company 2,851,786
105,000 Japan Tobacco, Inc. 2,886,046
177,592 Kenvue, Inc. 4,258,656
960 Kimberly-Clark Corporation 136,531
213,695 Koninklijke Ahold Delhaize NV 7,982,613
13,024 Lamb Weston Holdings, Inc. 694,179
1,112 Maplebear, Inc.
a
44,358
5,147 McCormick & Company, Inc. 423,650
22,333 Nestle SA 2,256,898
45,332 Philip Morris International, Inc. 7,195,548
82,734 Sysco Corporation 6,208,359
1,604,912 Tesco plc 6,904,822
963 Tyson Foods, Inc. 61,449
3,861 Unilever plc 230,376
2,128 US Foods Holding Corporation
a
139,299
16,953 Vita Coco Company, Inc.
a
519,609
53,847 Walmart, Inc. 4,727,228
603,000 WH Group, Ltd.
b
553,677
Total 64,022,074
Energy  3.7%
4,524 Antero Midstream Corporation 81,432
11,599 Antero Resources Corporation
a
469,064
21,713 Archrock, Inc. 569,749
19,432 Baker Hughes Company 854,036
12,753 Berry Corporation 40,937
71,607 BP plc 401,821
2,224 Cactus, Inc. 101,926
61,260 ConocoPhillips 6,433,525
29,068 Coterra Energy, Inc. 840,065
4,981 Crescent Energy Company 55,986
716 Delek Group, Ltd. 111,271
111,596 Devon Energy Corporation 4,173,690
1,062 DT Midstream, Inc. 102,462
6,000 Eneos Holdings, Inc. 31,644
106,275 Eni SPA 1,643,711
166,232 Enterprise Products Partners, LP 5,675,161
408 EQT Corporation 21,799
1,749 Equinor ASA 46,189
3,760 Expand Energy Corporation 418,563
76,613 Exxon Mobil Corporation 9,111,584
1,535 Gulfport Energy Corporation
a
282,655
73,368 Halliburton Company 1,861,346
6,612 Hess Midstream, LP 279,622
19,468 Kinder Morgan, Inc. 555,422
2,206 Kodiak Gas Services, Inc. 82,284
12,733 Koninklijke Vopak NV 553,184
27,814 Kosmos Energy, Ltd.
a
63,416
15,071 Marathon Petroleum Corporation 2,195,694
16,088 Matador Resources Company 821,936
494 Natural Gas Services Group, Inc.
a
10,853
16,129 Noble Corporation plc 382,257
5,235 Oceaneering International, Inc.
a
114,175
3,509 Oil States International, Inc.
a
18,071
10,163 Ovintiv, Inc. 434,976
2,225 Par Pacific Holdings, Inc.
a
31,729
79 Phillips 66 9,755
354 Ranger Energy Services, Inc. 5,023
11,331 SBM Offshore NV 241,451
387,155 Shell plc 14,092,635
27,689 Shell plc ADR 2,029,050
10,756 Sitio Royalties Corporation 213,722
1,326 Solaris Energy Infrastructure, Inc. 28,854

Global Stock Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  79.2% Value
Energy  3.7% - continued
3,019 Talos Energy, Inc.
a
$ 29,345
178 Targa Resources Corporation 35,684
53,760 TechnipFMC plc 1,703,654
2,959 Vital Energy, Inc.
a
62,790
1,021 Williams Companies, Inc. 61,015
41,553 Woodside Energy Group, Ltd. 603,681
Total 57,988,894
Financials  14.6%
879 1st Source Corporation 52,573
30,609 AB Industrivarden, Class A 1,124,636
542 Affiliated Managers Group, Inc. 91,072
697 Affirm Holdings, Inc.
a
31,497
60,435 AGNC Investment Corporation 578,967
143,301 AIB Group plc 925,614
24,196 Allianz SE 9,260,076
18,411 Allstate Corporation 3,812,366
3,831 Amalgamated Financial
Corporation 110,141
10,174 American Express Company 2,737,315
38,367 American International Group, Inc. 3,335,627
5,391 Ameriprise Financial, Inc. 2,609,837
2,205 Ameris Bancorp 126,942
687 AMERISAFE, Inc. 36,102
6,970 Annaly Capital Management, Inc. 141,561
273 Arrow Financial Corporation 7,177
2,366 Arthur J. Gallagher & Company 816,838
3,504 Artisan Partners Asset
Management, Inc. 137,006
5,192 Associated Banc-Corp 116,976
1,033 Assurant, Inc. 216,672
1,922 Atlantic Union Bankshares
Corporation 59,851
92,521 Australia and New Zealand
Banking Group, Ltd. 1,693,978
55,023 AvidXchange Holdings, Inc.
a
466,595
494 Axis Capital Holdings, Ltd. 49,519
1,485 Axos Financial, Inc.
a
95,812
593,136 Banca Monte dei Paschi di Siena
SPA 4,717,368
377,735 Banco Bilbao Vizcaya Argentaria
SA 5,155,185
682,850 Banco Santander SA 4,600,315
15,952 Bank Hapoalim BM 216,326
62,148 Bank Leumi Le-Israel BM 836,922
185,187 Bank of America Corporation 7,727,854
129 Bank of Hawaii Corporation 8,897
43,165 Bank of New York Mellon
Corporation 3,620,249
1,294 Bank OZK 56,224
1,379 BankFinancial Corporation 17,431
4,319 BankUnited, Inc. 148,746
1,911 Bar Harbor Bankshares 56,374
721,023 Barclays plc 2,711,083
3,024 BCB Bancorp, Inc. 29,817
4,310 Berkshire Hills Bancorp, Inc. 112,448
2,385 Block, Inc.
a
129,577
18,813 Blue Owl Capital, Inc. 377,013
63,930 BNP Paribas SA 5,343,244
5,941 Brookline Bancorp, Inc. 64,757
7,760 Brown & Brown, Inc. 965,344
1,937 Burke & Herbert Financial Services
Corporation 108,685
2,485 Business First Bancshares, Inc. 60,510
943 Byline Bancorp, Inc. 24,669
Shares Common Stock  79.2% Value
Financials  14.6% - continued
2,591 Cadence Bank $ 78,663
180 Camden National Corporation 7,285
343 Capital City Bank Group, Inc. 12,334
23,618 Capital One Financial Corporation 4,234,707
10,624 Capitol Federal Financial, Inc. 59,494
21,964 Carlyle Group, Inc. 957,411
257 Cathay General Bancorp 11,059
2,029 Cboe Global Markets, Inc. 459,142
70,213 Charles Schwab Corporation 5,496,274
4,341 Chimera Investment Corporation 55,695
221 ChoiceOne Financial Services, Inc. 6,358
14,659 Chubb, Ltd. 4,426,871
1,301 Cincinnati Financial Corporation 192,184
1,464 Citizens Financial Group, Inc. 59,980
2,255 CNB Financial Corporation 50,174
3,656 CNO Financial Group, Inc. 152,272
173 Coinbase Global, Inc.
a
29,796
2,661 Columbia Banking System, Inc. 66,365
1,991 Comerica, Inc. 117,588
1,943 Commerce Bancshares, Inc. 120,913
37,821 Commonwealth Bank of Australia 3,596,555
320 Community Financial System, Inc. 18,195
2,105 Community Trust Bancorp, Inc. 106,008
1,109 ConnectOne Bancorp, Inc. 26,960
320,369 Credit Agricole SA 5,832,992
864 Cullen/Frost Bankers, Inc. 108,173
1,259 Customers Bancorp, Inc.
a
63,202
438 CVB Financial Corporation 8,085
36,800 Dai-ichi Mutual Life Insurance
Company, Ltd. 280,987
216,200 Daiwa Securities Group, Inc. 1,455,728
124,170 DBS Group Holdings, Ltd. 4,264,163
48,430 Deutsche Bank AG 1,154,437
29,514 Deutsche Boerse AG 8,708,419
189 Diamond Hill Investment Group,
Inc. 26,997
19,242 Discover Financial Services 3,284,609
105,909 DNB Bank ASA 2,786,750
2,988 Eagle Bancorp, Inc. 62,748
2,585 East West Bancorp, Inc. 232,030
1,327 Eastern Bankshares, Inc. 21,763
1,266 Enova International, Inc.
a
122,245
11,143 Equitable Holdings, Inc. 580,439
1,439 Equity Bancshares, Inc. 56,697
1,537 Essent Group, Ltd. 88,716
1,265 Evercore, Inc. 252,646
2,901 EXOR NV 263,450
11,234 F.N.B. Corporation 151,097
486 FactSet Research Systems, Inc. 220,955
15,537 Federated Hermes, Inc. 633,443
5,303 Fidelity National Information
Services, Inc. 396,028
2,700 Fifth Third Bancorp 105,840
490 First American Financial
Corporation 32,159
8,493 First Bancorp/Puerto Rico 162,811
2,574 First Bancshares, Inc. 87,027
5,319 First Busey Corporation 114,890
378 First Business Financial Services,
Inc. 17,823
1,499 First Citizens BancShares, Inc./NC 2,779,326
3,974 First Financial Bancorp 99,271
1,318 First Financial Bankshares, Inc. 47,343
1,862 First Financial Corporation 91,201
732 First Hawaiian, Inc. 17,890

Global Stock Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  79.2% Value
Financials  14.6% - continued
9,094 First Horizon Corporation $ 176,605
1,829 First Internet Bancorp 48,981
365 First Interstate BancSystem, Inc. 10,457
983 First Merchants Corporation 39,753
3,041 First Mid-Illinois Bancshares, Inc. 106,131
3,795 Fiserv, Inc.
a
838,050
2,433 Flagstar Financial, Inc. 28,271
3,438 Flushing Financial Corporation 43,663
940 Flywire Corporation
a
8,930
7,741 Fulton Financial Corporation 140,035
11,034 Glacier Bancorp, Inc. 487,923
490 Great Southern Bancorp, Inc. 27,131
983 Groupe Bruxelles Lambert SA 73,350
2,750 Hamilton Lane, Inc. 408,843
2,605 Hancock Whitney Corporation 136,632
744 Hanmi Financial Corporation 16,859
716 Hanover Insurance Group, Inc. 124,548
1,037 HarborOne Bancorp, Inc. 10,754
2,464 Hartford Insurance Group, Inc. 304,871
50 HBT Financial, Inc. 1,121
2,342 Home BancShares, Inc. 66,208
1,224 Hometrust Bancshares, Inc. 41,959
6,417 Hope Bancorp, Inc. 67,186
312 Horace Mann Educators
Corporation 13,332
5,432 Horizon Bancorp, Inc. 81,915
8,132 Houlihan Lokey, Inc. 1,313,318
48,632 HSBC Holdings plc 551,318
146 HUB24, Ltd. 6,294
5,342 Huntington Bancshares, Inc./OH 80,183
172 Independent Bank Corporation/MA 10,776
2,479 Independent Bank Corporation/MI 76,328
227,052 Insurance Australia Group, Ltd. 1,104,507
318 Interactive Brokers Group, Inc. 52,658
18,750 Intercontinental Exchange, Inc. 3,234,375
8,364 Invesco, Ltd. 126,882
363 Investar Holding Corporation 6,392
203,318 Investor AB, Class B 6,063,777
42,165 J.P. Morgan Chase & Company 10,343,075
15,544 Jack Henry & Associates, Inc. 2,838,334
14,963 Janus Henderson Group plc 540,912
210,300 Japan Post Holdings Company,
Ltd. 2,108,766
900 Japan Post Insurance Company,
Ltd. 18,342
7,986 Kearny Financial Corporation/MD 49,992
189,569 KeyCorp 3,031,208
2,638 Kinsale Capital Group, Inc. 1,283,941
1,035 LendingTree, Inc.
a
52,029
5,985 M&T Bank Corporation 1,069,819
2,236 Macquarie Group, Ltd. 278,263
55,364 Man Group plc 142,085
1,164 MarketAxess Holdings, Inc. 251,831
6,700 Marsh & McLennan Companies,
Inc. 1,635,001
2,492 Mercantile Bank Corporation 108,252
43,381 MetLife, Inc. 3,483,060
1,067 Metropolitan Bank Holding
Corporation
a
59,741
37,349 MGIC Investment Corporation 925,508
899 Mid Penn Bancorp, Inc. 23,293
4,352 Midland States Bancorp, Inc. 74,506
1,593 MidWestOne Financial Group, Inc. 47,169
247,200 Mitsubishi HC Capital, Inc. 1,675,129
234,900 Mitsubishi UFJ Financial Group,
Inc.
c
3,202,584
Shares Common Stock  79.2% Value
Financials  14.6% - continued
112,800 Mizuho Financial Group, Inc. $ 3,095,653
838 Morningstar, Inc. 251,291
4,563 Mr. Cooper Group, Inc.
a
545,735
23,900 MS and AD Insurance Group
Holdings, Inc. 519,773
689 MSCI, Inc. 389,630
10,244 Nasdaq, Inc. 777,110
60,035 National Australia Bank, Ltd. 1,291,278
52 Nelnet, Inc. 5,768
4,734 Netwealth Group, Ltd. 76,900
17,158 NMI Holdings, Inc.
a
618,546
274,800 Nomura Holdings, Inc. 1,693,297
907 Northeast Community Bancorp,
Inc. 21,260
9,972 Northern Trust Corporation 983,738
2,754 Northfield Bancorp, Inc. 30,046
332 Northrim BanCorp, Inc. 24,309
6,493 Northwest Bancshares, Inc. 78,046
7,173 OceanFirst Financial Corporation 122,013
3,329 OFG Bancorp 133,227
4,271 Old National Bancorp 90,502
5,751 Old Republic International
Corporation 225,554
6,447 Old Second Bancorp, Inc. 107,278
8,920 OneMain Holdings, Inc. 436,010
15,400 ORIX Corporation 321,535
2,080 Orrstown Financial Services, Inc. 62,421
1,372 P10, Inc. 16,121
628 Palomar Holdings, Inc.
a
86,086
7,213 Paragon Banking Group plc 68,623
58 Park National Corporation 8,781
1,012 Paymentus Holdings, Inc.
a
26,413
1,149 PCB Bancorp 21,498
2,324 Peoples Bancorp, Inc./OH 68,930
1,143 Pinnacle Financial Partners, Inc. 121,204
10,905 Plus500, Ltd. 386,536
2,874 Popular, Inc. 265,471
2,291 Principal Financial Group, Inc. 193,292
1,329 Prosperity Bancshares, Inc. 94,851
8,336 Provident Financial Services, Inc. 143,129
1,636 Prudential Financial, Inc. 182,708
99,251 QBE Insurance Group, Ltd. 1,371,371
6,336 Radian Group, Inc. 209,532
3,331 Regions Financial Corporation 72,383
339 Reinsurance Group of America,
Inc. 66,749
6,286 Rithm Capital Corporation 71,975
5,747 RLI Corporation 461,657
13,473 Robinhood Markets, Inc.
a
560,746
8,475 SEI Investments Company 657,914
4,838 Selective Insurance Group, Inc. 442,871
566 ServisFirst Bancshares, Inc. 46,752
3,366 Shore Bancshares, Inc. 45,576
1,145 Sierra Bancorp 31,923
459 Simmons First National
Corporation 9,423
167,500 Singapore Exchange, Ltd. 1,658,256
484 Southern Missouri Bancorp, Inc. 25,178
1,104 Southside Bancshares, Inc. 31,972
1,637 SouthState Corporation 151,946
4,018 StepStone Group, Inc. 209,860
1,737 Stifel Financial Corporation 163,730
831 StoneX Group, Inc.
a
63,472
93,800 Sumitomo Mitsui Financial Group,
Inc. 2,412,030
13,786 Svenska Handelsbanken AB 155,803

Global Stock Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  79.2% Value
Financials  14.6% - continued
4,586 Svolder AB $ 25,450
3,967 Synovus Financial Corporation 185,418
4,360 Texas Capital Bancshares, Inc.
a
325,692
35,100 Tokio Marine Holdings, Inc. 1,365,489
151 Towne Bank/Portsmouth, VA 5,163
8,118 TPG RE Finance Trust, Inc. 66,162
18,726 TPG, Inc. 888,174
15,753 Tradeweb Markets, Inc. 2,338,690
13,361 Triumph Financial, Inc.
a
772,266
1,927 TrustCo Bank Corporation NY 58,735
3,506 Trustmark Corporation 120,922
23,610 U.S. Bancorp 996,814
132,960 UBS Group AG 4,083,813
1,055 UMB Financial Corporation 106,661
1,629 United Bankshares, Inc. 56,477
4,310 United Community Banks, Inc. 121,240
971 Unity Bancorp, Inc. 39,520
2,257 Univest Financial Corporation 64,009
1,534 Unum Group 124,960
15,844 Valley National Bancorp 140,853
3,200 Veritex Holdings, Inc. 79,904
281 Virtu Financial, Inc. 10,712
37,464 Visa, Inc. 13,129,633
8,816 Voya Financial, Inc. 597,372
284 Walker & Dunlop, Inc. 24,242
2,867 Webster Financial Corporation 147,794
140,756 Wells Fargo & Company 10,104,873
953 Wendel SA 92,135
508 WesBanco, Inc. 15,728
1,569 Westamerica Bancorporation 79,438
7,327 Western Alliance Bancorp 562,933
27,155 Western Union Company 287,300
67,614 Westpac Banking Corporation 1,347,378
252 Willis Towers Watson plc 85,163
5,158 Wintrust Financial Corporation 580,069
313 WSFS Financial Corporation 16,235
5,793 Zions Bancorp NA 288,839
249 Zurich Insurance Group AG 173,804
Total 231,867,349
Health Care  9.3%
6,812 Acadia Healthcare Company, Inc.
a
206,540
16,584 ADMA Biologics, Inc.
a
329,027
5,064 Agilent Technologies, Inc. 592,387
1,259 Agios Pharmaceuticals, Inc.
a
36,889
12,161 Amgen, Inc. 3,788,759
3,994 Amicus Therapeutics, Inc.
a
32,591
4,142 Amneal Pharmaceuticals, Inc.
a
34,710
1,170 Anika Therapeutics, Inc.
a
17,585
1,566 Argenx SE ADR
a
926,861
311 Arvinas, Inc.
a
2,183
61,412 AstraZeneca plc 9,018,077
735 Astria Therapeutics, Inc.
a
3,925
109,119 Avantor, Inc.
a
1,768,819
10,990 Baxter International, Inc. 376,188
927 Biogen, Inc.
a
126,851
21,914 BioMarin Pharmaceutical, Inc.
a
1,549,101
5,033 Bio-Techne Corporation 295,085
6,857 Cabaletta Bio, Inc.
a
9,497
4,159 CareDx, Inc.
a
73,822
19,747 Caribou Biosciences, Inc.
a
18,031
3,885 Cencora, Inc. 1,080,380
3,249 Centene Corporation
a
197,247
8,062 Certara, Inc.
a
79,814
10,048 Cigna Group 3,305,792
Shares Common Stock  79.2% Value
Health Care  9.3% - continued
20,007 Concentra Group Holdings Parent,
Inc. $ 434,152
7,184 Cooper Companies, Inc.
a
605,970
4,067 CorVel Corporation
a
455,382
2,774 CryoPort, Inc.
a
16,866
13,814 CSL, Ltd. 2,174,180
6,100 Daiichi Sankyo Company, Ltd. 145,265
15,300 Danaher Corporation 3,136,500
2,687 Definitive Healthcare Corporation
a
7,765
4,886 Denali Therapeutics, Inc.
a
66,425
9,954 Dentsply Sirona, Inc. 148,713
13,833 Dexcom, Inc.
a
944,656
1,472 Doximity, Inc.
a
85,420
4,384 Editas Medicine, Inc.
a
5,085
16,908 Elanco Animal Health, Inc.
a
177,534
9,054 Eli Lilly & Company 7,477,789
6,175 Enanta Pharmaceuticals, Inc.
a
34,086
15,731 Encompass Health Corporation 1,593,236
7,720 Exact Sciences Corporation
a
334,199
417 Exelixis, Inc.
a
15,396
6,417 Fate Therapeutics, Inc.
a
5,070
4,025 Fortrea Holdings, Inc.
a
30,389
10,310 Fresenius Medical Care AG 513,027
38,501 Gilead Sciences, Inc. 4,314,037
29,600 Globus Medical, Inc.
a
2,166,720
6,399 GoodRx Holdings, Inc.
a
28,220
24,843 Haleon plc 125,463
11,504 HealthEquity, Inc.
a
1,016,608
7,353 Henry Schein, Inc.
a
503,607
18,400 Hoya Corporation 2,076,596
1,255 Humana, Inc. 332,073
2,969 IDEXX Laboratories, Inc.
a
1,246,832
261 Illumina, Inc.
a
20,708
1,662 Incyte Corporation
a
100,634
3,723 Inspire Medical Systems, Inc.
a
592,999
614 Insulet Corporation
a
161,242
3,039 Integra LifeSciences Holdings
Corporation
a
66,828
4,631 Intellia Therapeutics, Inc.
a
32,926
9,005 Intuitive Surgical, Inc.
a
4,459,906
1,344 IQVIA Holding, Inc.
a
236,947
3,536 iTeos Therapeutics, Inc.
a
21,110
48,525 Johnson & Johnson 8,047,386
2,066 Kura Oncology, Inc.
a
13,636
15,812 Labcorp Holdings, Inc. 3,680,085
60 Ligand Pharmaceuticals, Inc.
a
6,308
28 Medpace Holdings, Inc.
a
8,531
48,994 Merck & Company, Inc. 4,397,701
3,141 Merit Medical Systems, Inc.
a
332,035
314 Mettler-Toledo International, Inc.
a
370,806
1,938 Myriad Genetics, Inc.
a
17,190
5,780 Natera, Inc.
a
817,350
7,448 Nkarta, Inc.
a
13,704
111,011 Novartis AG 12,329,970
79,958 Novo Nordisk AS 5,467,395
1,096 Novocure, Ltd.
a
19,531
66,000 Ono Pharmaceutical Company,
Ltd.
c
710,071
3,502 Penumbra, Inc.
a
936,470
908 Prestige Consumer Healthcare,
Inc.
a
78,061
6,387 Pro Medicus, Ltd. 808,440
2,778 Prothena Corporation plc
a
34,378
440 PTC Therapeutics, Inc.
a
22,422
3,915 QIAGEN NV 157,187

Global Stock Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  79.2% Value
Health Care  9.3% - continued
887 Quest Diagnostics, Inc. $ 150,080
46,168 Recordati SPA 2,616,251
4,006 Regeneron Pharmaceuticals, Inc. 2,540,725
11,990 Relay Therapeutics, Inc.
a
31,414
9,608 Repligen Corporation
a
1,222,522
46 Revvity, Inc. 4,867
31,625 Roche Holding AG, Participation
Certificates 10,408,661
3,843 Rocket Pharmaceuticals, Inc.
a
25,633
39,954 Royalty Pharma plc 1,243,768
15,432 RxSight, Inc.
a
389,658
75,891 Sanofi SA ADR 4,208,915
35,447 scPharmaceuticals, Inc.
a
93,226
23 Siegfried Holding AG 23,633
4,577 STERIS plc 1,037,377
23,873 Stevanato Group SPA 487,487
125,200 Takeda Pharmaceutical Company,
Ltd. 3,710,775
802 Teleflex, Inc. 110,828
1,658 Tenet Healthcare Corporation
a
223,001
43,800 Terumo Corporation 824,142
13,312 Twist Bioscience Corporation
a
522,629
20,872 UnitedHealth Group, Inc. 10,931,710
511 Veeva Systems, Inc.
a
118,363
9,586 Vericel Corporation
a
427,727
30,859 Viatris, Inc. 268,782
2,101 Waystar Holding Corporation
a
78,493
2,856 West Pharmaceutical Services,
Inc. 639,401
4,963 Xencor, Inc.
a
52,806
2,205 Xenon Pharmaceuticals, Inc.
a
73,978
5,081 Zentalis Pharmaceuticals, Inc.
a
8,079
33,844 Zimmer Biomet Holdings, Inc. 3,830,464
21,183 Zoetis, Inc. 3,487,781
Total 147,842,555
Industrials  10.9%
3,377 A.O. Smith Corporation 220,721
155 A.P. Moller - Maersk AS, Class A 265,516
827 A.P. Moller - Maersk AS, Class B
c
1,439,335
124,729 ABB, Ltd. 6,435,762
1,884 Acuity Brands, Inc. 496,151
5,836 Advanced Drainage Systems, Inc. 634,081
10,228 AECOM 948,442
529 Aena SME SA
b
124,106
5,426 AGCO Corporation 502,285
17,725 Airbus SE 3,121,128
710 Alaska Air Group, Inc.
a
34,946
5,924 Alfa Laval AB 253,992
1,009 Allegion plc 131,634
1,773 Allison Transmission Holdings, Inc. 169,623
31,400 Amada Company, Ltd. 305,823
62,367 Amentum Holdings, Inc.
a
1,135,079
4,491 AMETEK, Inc. 773,081
564 Applied Industrial Technologies,
Inc. 127,092
1,553 Arcosa, Inc. 119,767
102 Argan, Inc. 13,379
4,139 Armstrong World Industries, Inc. 583,102
4,407 Array Technologies, Inc.
a
21,462
74,203 Assa Abloy AB 2,227,668
238,334 Atlas Copco AB, Class A 3,807,012
13,729 Atlas Copco AB, Class B 193,059
18,371 Atmus Filtration Technologies, Inc. 674,767
18,498 BAE Systems plc 373,523
Shares Common Stock  79.2% Value
Industrials  10.9% - continued
7,072 Brady Corporation $ 499,566
100,727 Brambles, Ltd. 1,272,510
15,293 BWX Technologies, Inc. 1,508,655
10 CACI International, Inc.
a
3,669
1,817 Carlisle Companies, Inc. 618,689
3,516 Casella Waste Systems, Inc.
a
392,069
16,511 Caterpillar, Inc. 5,445,328
19,416 CECO Environmental Corporation
a
442,685
506,000 CK Hutchison Holdings, Ltd. 2,852,291
4,164 Clean Harbors, Inc.
a
820,724
300,915 CNH Industrial NV 3,695,236
149,000 ComfortDelGro Corporation, Ltd. 161,547
31,346 Compagnie de Saint-Gobain SA 3,122,599
8,376 Computershare, Ltd. 206,461
173 CSW Industrials, Inc. 50,433
85,479 CSX Corporation 2,515,647
553 Cummins, Inc. 173,332
1,894 Curtiss-Wright Corporation 600,909
100,600 Dai Nippon Printing Company, Ltd. 1,432,287
200 Daikin Industries, Ltd. 21,704
604 Dayforce, Inc.
a
35,231
68,990 Delta Air Lines, Inc. 3,007,964
5,141 DNOW, Inc.
a
87,808
29 Dover Corporation 5,095
2,075 EMCOR Group, Inc. 766,982
2,189 Energy Recovery, Inc.
a
34,783
20,020 Enerpac Tool Group Corporation 898,097
3,231 EnPro, Inc. 522,744
93 ESCO Technologies, Inc. 14,798
34,059 ExlService Holdings, Inc.
a
1,607,925
64,204 Fastenal Company 4,979,020
7,625 Federal Signal Corporation 560,819
2,177 Ferguson Enterprises, Inc. 348,821
86,457 Flowserve Corporation 4,222,560
10,294 Fluor Corporation
a
368,731
8,999 Fortive Corporation 658,547
3,613 Frontier Group Holdings, Inc.
a
15,680
32,145 Gates Industrial Corporation plc
a
591,789
14,632 General Dynamics Corporation 3,988,391
360 Gorman-Rupp Company 12,636
12,692 Graco, Inc. 1,059,909
10,591 Great Lakes Dredge & Dock
Corporation
a
92,142
647 Griffon Corporation 46,261
9,363 Helios Technologies, Inc. 300,459
416 Herc Holdings, Inc. 55,856
37,318 Hexcel Corporation 2,043,534
96,200 Hitachi, Ltd. 2,258,719
21,019 Honeywell International, Inc. 4,450,773
16,486 Howmet Aerospace, Inc. 2,138,729
5,792 Hudson Technologies, Inc.
a
35,737
90 Huron Consulting Group, Inc.
a
12,911
4,260 IDEX Corporation 770,932
1,018 IES Holdings, Inc.
a
168,082
36,900 Inaba Denki Sangyo Company,
Ltd.
c
940,341
2,067 Ingersoll Rand, Inc. 165,422
18,000 ITOCHU Corporation 835,613
3,071 ITT Corporation 396,650
21,233 Jacobs Solutions, Inc. 2,566,857
27,400 Jardine Matheson Holdings, Ltd. 1,157,178
19,133 JB Hunt Transport Services, Inc. 2,830,727
66,200 Kawasaki Kisen Kaisha, Ltd. 899,817
2,367 Kirby Corporation
a
239,091
4,800 Komatsu, Ltd. 140,559

Global Stock Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  79.2% Value
Industrials  10.9% - continued
5,960 Kongsberg Gruppen ASA $ 873,826
8,688 Korn Ferry 589,307
15,408 L3Harris Technologies, Inc. 3,225,049
3,609 Landstar System, Inc. 542,072
10,047 Legrand SA 1,064,017
26,271 Leonardo SPA 1,279,371
3,269 Limbach Holdings, Inc.
a
243,442
31,629 Logista Integral SA 1,005,224
1,449 ManpowerGroup, Inc. 83,868
120 Masco Corporation 8,345
36,370 Masterbrand, Inc.
a
474,992
1,950 McGrath RentCorp 217,230
11,000 MEITEC Group Holdings, Inc. 214,743
173,200 Mitsubishi Corporation 3,057,805
13,200 Mitsubishi Electric Corporation 243,438
50,600 Mitsubishi Heavy Industries, Ltd. 868,984
64,300 Mitsui & Company, Ltd. 1,212,262
2,927 Moog, Inc. 507,396
9,348 MSC Industrial Direct Company,
Inc. 726,059
17,777 Mueller Water Products, Inc. 451,891
24,700 Nippon Yusen Kabushiki Kaisha
c
816,288
2,800 Nishimatsu Construction
Company, Ltd. 90,197
15,100 Nitto Kogyo Corporation 314,248
14,801 nVent Electric plc 775,868
5,361 Old Dominion Freight Line, Inc. 886,978
1,783 Otis Worldwide Corporation 184,006
1,824 PACCAR, Inc. 177,603
6,147 Parker-Hannifin Corporation 3,736,454
165 Paylocity Holding Corporation
a
30,911
10,062 Pentair plc 880,224
2,043 RBC Bearings, Inc.
a
657,376
48,100 Recruit Holdings Company, Ltd. 2,492,122
5,365 Regal Rexnord Corporation 610,805
118,287 RELX plc 5,941,665
852 Republic Services, Inc. 206,320
1,957 Rheinmetall AG 2,800,324
10,833 Robert Half, Inc. 590,940
2,499 Rockwell Automation, Inc. 645,692
133,684 Rolls-Royce Holdings plc
a
1,299,330
379 Rush Enterprises, Inc. 20,242
12,841 Safran SA 3,380,833
1,401 Saia, Inc.
a
489,551
2,000 Sankyu, Inc. 82,193
24,506 Schneider Electric SE 5,657,114
44,900 Secom Company, Ltd. 1,529,254
15,709 Shoals Technologies Group, Inc.
a
52,154
3,205 Siemens AG 740,185
14,244 Siemens Energy AG
a
844,416
111 SkyWest, Inc.
a
9,698
10,700 Sojitz Corporation 235,831
509 SPX Technologies, Inc.
a
65,549
1,299 SS&C Technologies Holdings, Inc. 108,506
4,239 Stanley Black & Decker, Inc. 325,894
2,578 Sterling Construction Company,
Inc.
a
291,855
94,400 Sumitomo Corporation 2,154,005
37,000 Techtronic Industries Company,
Ltd. 443,418
59,000 TOPPAN Holdings, Inc. 1,612,899
1,204 Trane Technologies plc 405,652
164 TransDigm Group, Inc. 226,860
9,948 TransUnion 825,585
1,356 Trelleborg AB 50,432
Shares Common Stock  79.2% Value
Industrials  10.9% - continued
2,270 Trinity Industries, Inc. $ 63,696
39,300 Tsubakimoto Chain Company 487,124
86,266 Uber Technologies, Inc.
a
6,285,341
980 UL Solutions, Inc. 55,272
7,264 United Airlines Holdings, Inc.
a
501,579
25,384 United Parcel Service, Inc. 2,791,986
1,080 Verisk Analytics, Inc. 321,430
3,494 Verra Mobility Corporation
a
78,650
846 Wabtec Corporation 153,422
6,221 Waste Connections, Inc. 1,214,277
1,662 Watsco, Inc. 844,795
15,354 Werner Enterprises, Inc. 449,872
10,386 WNS Holdings, Ltd.
a
638,635
5,994 Wolters Kluwer NV 933,246
580,100 Yangzijiang Shipbuilding Holdings,
Ltd. 1,018,092
6,800 Yuasa Trading Company, Ltd. 206,737
20,931 Zigup plc 79,890
Total 173,006,439
Information Technology  13.8%
31,800 Advantest Corporation 1,417,533
7,422 Agilysys, Inc.
a
538,392
1,509 Ambarella, Inc.
a
75,948
22,063 Amphenol Corporation 1,447,112
113,451 Apple, Inc. 25,200,871
24,600 Applied Materials, Inc. 3,569,952
9,742 Arista Networks, Inc.
a
754,810
11,037 ASML Holding NV 7,304,018
437 Astera Labs, Inc.
a
26,076
376 Atlassian Corporation
a
79,791
379 Autodesk, Inc.
a
99,222
339 BILL Holdings, Inc.
a
15,557
6,091 BlackLine, Inc.
a
294,926
48,058 Broadcom, Inc. 8,046,351
17,409 CDW Corporation 2,789,966
11,487 Check Point Software
Technologies, Ltd.
a
2,618,117
116,396 Cisco Systems, Inc. 7,182,797
3,304 Clearwater Analytics Holdings,
Inc.
a
88,547
6,042 Coherent Corporation
a
392,367
3,464 CommVault Systems, Inc.
a
546,481
457 Consensus Cloud Solutions, Inc.
a
10,548
2,282 Credo Technology Group Holding,
Ltd.
a
91,645
2,479 CrowdStrike Holdings, Inc.
a
874,046
5,154 CyberArk Software, Ltd.
a
1,742,052
4,154 Descartes Systems Group, Inc.
a
418,848
3,400 DISCO Corporation 694,354
40 DocuSign, Inc.
a
3,256
3,810 Dolby Laboratories, Inc. 305,981
17,206 Dynatrace Holdings, LLC
a
811,263
1,745 Elastic NV
a
155,480
499 Enphase Energy, Inc.
a
30,963
1,446 Expensify, Inc.
a
4,396
1,142 F5, Inc.
a
304,080
1,586 Fabrinet
a
313,251
475 Fair Isaac Corporation
a
875,976
440 FARO Technologies, Inc.
a
12,012
7,321 Flex, Ltd.
a
242,179
38,164 Fortinet, Inc.
a
3,673,667
4,177 Freshworks, Inc.
a
58,937
12,000 FUJIFILM Holdings NPV 229,908
25,900 Fujitsu, Ltd. 515,433

Global Stock Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  79.2% Value
Information Technology  13.8% - continued
1,951 Gartner, Inc.
a
$ 818,913
3,179 Gen Digital, Inc. 84,371
25,081 Gitlab, Inc.
a
1,178,807
3,860 Globant SA
a
454,399
1,261 GoDaddy, Inc.
a
227,157
9,015 Guidewire Software, Inc.
a
1,689,050
8,837 Halma plc 296,497
1,901 HubSpot, Inc.
a
1,086,022
4,174 Impinj, Inc.
a
378,582
37,277 International Business Machines
Corporation 9,269,299
713 IPG Photonics Corporation
a
45,019
1,264 Itron, Inc.
a
132,417
2,948 Jabil, Inc. 401,134
35,921 JFrog, Ltd.
a
1,149,472
4,500 Keyence Corporation 1,769,446
3,462 Keysight Technologies, Inc.
a
518,504
14,937 Knowles Corporation
a
227,042
193,100 Kyocera Corporation 2,181,072
1,300 Lasertec Corporation 111,736
20,159 Lattice Semiconductor
Corporation
a
1,057,340
3,091 Littelfuse, Inc. 608,123
258 MACOM Technology Solutions
Holdings, Inc.
a
25,898
8,532 Marvell Technology, Inc. 525,315
78,903 Microsoft Corporation 29,619,397
274 MicroStrategy, Inc.
a
78,986
530 Mirion Technologies, Inc.
a
7,685
8,865 MKS Instruments, Inc. 710,530
3,790 MongoDB, Inc.
a
664,766
50 Monolithic Power Systems, Inc. 28,999
798 Motorola Solutions, Inc. 349,372
100,600 Murata Manufacturing Company,
Ltd. 1,551,750
2,053 Napco Security Technologies, Inc. 47,260
103,000 NEC Corporation 2,193,975
4,049 NetApp, Inc. 355,664
3,432 Nova, Ltd.
a
637,178
11,400 NS Solutions Corporation 292,762
5,900 NSD Company, Ltd. 132,165
70,500 NTT Data Group Corporation
c
1,277,112
236,356 NVIDIA Corporation 25,616,263
1,325 Okta, Inc.
a
139,416
2,416 Olo, Inc.
a
14,593
8,086 Onto Innovation, Inc.
a
981,155
23,800 Otsuka Corporation 515,304
26,266 Palantir Technologies, Inc.
a
2,216,850
11,137 PDF Solutions, Inc.
a
212,828
5,554 Pegasystems, Inc. 386,114
362 Procore Technologies, Inc.
a
23,899
8,176 PTC, Inc.
a
1,266,871
2,192 Q2 Holdings, Inc.
a
175,382
57,447 QUALCOMM, Inc. 8,824,434
28,900 Renesas Electronics Corporation 387,626
45,300 Rohm Company, Ltd.
c
437,672
19,084 Salesforce, Inc. 5,121,382
105,187 Samsung Electronics Company,
Ltd. 4,170,188
11,184 SAP AG ADR 3,002,233
28,427 SAP SE 7,617,028
27,300 SCSK Corporation 675,066
7,309 ServiceNow, Inc.
a
5,818,987
2,299 Silicon Laboratories, Inc.
a
258,798
Shares Common Stock  79.2% Value
Information Technology  13.8% - continued
19,200 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR $ 3,187,200
29,029 TD SYNNEX Corporation 3,017,855
2,519 TE Connectivity plc 355,985
40,522 Technology One, Ltd. 712,754
1,156 Teledyne Technologies, Inc.
a
575,353
1,959 Tenable Holdings, Inc.
a
68,526
16,600 Tokyo Electron, Ltd. 2,276,401
30,982 Trimble, Inc.
a
2,033,968
13,155 TTM Technologies, Inc.
a
269,809
1,906 Tyler Technologies, Inc.
a
1,108,129
4,314 Varonis Systems, Inc.
a
174,501
2,280 VeriSign, Inc.
a
578,824
527 Vontier Corporation 17,312
11,163 Western Digital Corporation
a
451,320
5,379 Workiva, Inc.
a
408,320
924 Xerox Holdings Corporation 4,463
Total 219,143,134
Materials  3.6%
21,178 Air Liquide SA 4,022,672
10,829 Alcoa Corporation 330,285
1,983 Allegheny Technologies, Inc.
a
103,176
7,322 Amcor plc 71,023
3,873 Anglo American plc 108,554
1,449 AptarGroup, Inc. 215,003
4,008 Aspen Aerogels, Inc.
a
25,611
4,858 Avient Corporation 180,523
45,676 Axalta Coating Systems, Ltd.
a
1,515,073
852 Balchem Corporation 141,432
162,415 BHP Group, Ltd. 3,940,708
22,789 Buzzi SPA 1,096,596
4,621 Celanese Corporation 262,334
48,654 CF Industries Holdings, Inc. 3,802,310
8,980 Chemours Company 121,499
36,598 Constellium SE
a
369,274
43,403 Corteva, Inc. 2,731,351
31,365 Deterra Royalties, Ltd. 70,943
9,361 DuPont de Nemours, Inc. 699,080
480 Eagle Materials, Inc. 106,526
35,073 Eastman Chemical Company 3,090,282
18,915 Element Solutions, Inc. 427,668
31,363 Evraz plc
a,d
4
5,958 FMC Corporation 251,368
1,487 Givaudan SA 6,383,662
91,831 Granges AB 1,044,839
787 Greif, Inc. 43,277
18,216 Hecla Mining Company 101,281
13,031 Heidelberg Materials AG 2,246,259
35,621 Hexpol AB 311,498
64,544 Holcim AG 6,945,788
1,340 Huntsman Corporation 21,159
1,917 Ingevity Corporation
a
75,894
1,333 Innospec, Inc. 126,302
4,173 International Flavors & Fragrances,
Inc. 323,867
1,921 Kaiser Aluminum Corporation 116,451
1,447 Koppers Holdings, Inc. 40,516
30,600 Kyoei Steel, Ltd. 386,548
356 LyondellBasell Industries NV 25,062
3,505 Magnera Corporation
a
63,651
1,672 Martin Marietta Materials, Inc. 799,433
1,986 Minerals Technologies, Inc. 126,250
9,863 Mosaic Company 266,400

Global Stock Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  79.2% Value
Materials  3.6% - continued
47,255 Northern Star Resources, Ltd. $ 545,569
34,760 Nucor Corporation 4,183,018
2,713 O-I Glass, Inc.
a
31,118
12,430 Olin Corporation 301,303
1,525 Orion SA 19,718
2,616 Packaging Corporation of America 518,020
1,186 PPG Industries, Inc. 129,689
795 Ranpak Holdings Corporation
a
4,309
32,177 Rio Tinto plc 1,930,958
21,215 Rio Tinto, Ltd.
c
1,539,361
4,026 Royal Gold, Inc. 658,291
5,673 RPM International, Inc. 656,253
2,910 Sealed Air Corporation 84,099
5,091 Sensient Technologies Corporation 378,923
20,300 Shin-Etsu Chemical Company, Ltd. 579,264
3,780 Sonoco Products Company 178,567
78,525 SSAB AB, Class A 487,199
835 Steel Dynamics, Inc. 104,442
809 Stepan Company 44,527
12,200 Taiyo Holdings Company, Ltd. 394,439
27,500 Toagosei Company, Ltd. 260,073
8,338 Trinseo plc 30,684
4,714 United States Steel Corporation 199,214
739 Vidrala SA 74,092
1,921 Vulcan Materials Company 448,169
4,933 West Fraser Timber Company, Ltd. 379,545
Total 57,292,276
Real Estate  2.1%
4,406 Alexandria Real Estate Equities,
Inc. 407,599
1,393 Alpine Income Property Trust, Inc. 23,291
2,114 American Assets Trust, Inc. 42,576
32,154 Aroundtown SA
a
88,100
6,838 AvalonBay Communities, Inc. 1,467,572
12,458 Brixmor Property Group, Inc. 330,760
15,930 Broadstone Net Lease, Inc. 271,447
31,648 CBRE Group, Inc.
a
4,138,925
7,369 Chatham Lodging Trust 52,541
31,500 City Developments, Ltd. 117,165
3,371 Colliers International Group, Inc. 408,902
10,655 Compass, Inc.
a
93,018
12,805 CoStar Group, Inc.
a
1,014,540
4,392 Cousins Properties, Inc. 129,564
40,181 Crown Castle, Inc. 4,188,066
4,635 Curbline Properties Corporation 112,121
41,350 DEXUS Property Group 183,880
13,196 Douglas Elliman, Inc.
a
22,697
6,316 EPR Properties 332,285
2,092 Equinix, Inc. 1,705,712
24,609 Essential Properties Realty Trust,
Inc. 803,238
861 Essex Property Trust, Inc. 263,957
10,321 Global Net Lease, Inc. 82,981
6,863 Goodman Group 123,168
180,675 Healthcare Realty Trust, Inc. 3,053,407
210,000 Henderson Land Development
Company, Ltd. 604,021
38,400 Hongkong Land Holdings, Ltd. 165,888
28,999 Host Hotels & Resorts, Inc. 412,076
455 Howard Hughes Holdings, Inc.
a
33,706
4,626 Independence Realty Trust, Inc. 98,210
17,927 Industrial Logistics Properties Trust 61,669
6,212 Innovative Industrial Properties,
Inc. 336,007
Shares Common Stock  79.2% Value
Real Estate  2.1% - continued
14,576 InvenTrust Properties Corporation $ 428,097
334,700 Link REIT 1,568,462
19,100 Mitsubishi Estate Company, Ltd. 312,207
11,286 National Storage Affiliates Trust 444,668
16,278 NetSTREIT Corporation 258,006
40,163 Outfront Media, Inc. 648,231
55,923 Park Hotels & Resorts, Inc. 597,258
1,396 Peakstone Realty Trust 17,590
17,516 Pebblebrook Hotel Trust 177,437
5,928 PSP Swiss Property AG 926,081
1,046 RE/MAX Holdings, Inc.
a
8,755
68,642 RLJ Lodging Trust 541,585
1,282 RMR Group, Inc. 21,345
1,218 Ryman Hospitality Properties 111,374
78,756 Sabra Health Care REIT, Inc. 1,375,867
1,891 Safehold, Inc. 35,399
5,715 Sila Realty Trust, Inc. 152,648
3,113 Simon Property Group, Inc. 517,007
21,741 STAG Industrial, Inc. 785,285
113,500 Sun Hung Kai Properties, Ltd. 1,081,388
28,462 Tanger, Inc. 961,731
4,569 Terreno Realty Corporation 288,852
85,971 Uniti Group, Inc. 433,294
209 Universal Health Realty Income
Trust 8,561
6,439 Zillow Group, Inc., Class A
a
430,512
3,528 Zillow Group, Inc., Class C
a
241,880
Total 33,542,609
Utilities  2.8%
8,732 ACEA SPA 179,869
87,737 AES Corporation 1,089,694
9,588 Alliant Energy Corporation 616,988
1,762 American States Water Company 138,634
3,047 American Water Works Company,
Inc. 449,493
175,649 APA Group 870,128
594 Artesian Resources Corporation 19,394
2,929 Black Hills Corporation 177,644
207 Brookfield Renewable Corporation 5,779
1,012 California Water Service Group 49,041
666,513 Centrica plc 1,290,543
12,382 Clearway Energy, Inc., Class A 352,392
12,913 Clearway Energy, Inc., Class C 390,876
14,284 Constellation Energy Corporation 2,880,083
38,501 Contact Energy, Ltd. 200,473
5,018 DTE Energy Company 693,839
52,021 Duke Energy Corporation 6,345,001
18,829 E.ON SE 284,220
9,730 Edison International 573,292
300,579 Engie SA 5,857,048
75,882 Entergy Corporation 6,487,152
7,145 Essential Utilities, Inc. 282,442
10,497 Evergy, Inc. 723,768
4,502 Eversource Energy 279,619
142,986 Fortum Oyj
c
2,341,475
18,241 Hawaiian Electric Industries, Inc.
a
199,739
266,351 Italgas SPA 1,909,795
1,078 Middlesex Water Company 69,100
14,439 NiSource, Inc. 578,859
9,887 Origin Energy, Ltd. 65,426
6,811 PG&E Corporation 117,013
44,302 Public Service Enterprise Group,
Inc. 3,646,055
49,552 UGI Corporation 1,638,685

Global Stock Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  79.2% Value
Utilities  2.8% - continued
24,941 Vistra Energy Corporation $ 2,929,071
52,796 XPLR Infrastructure, LP 501,562
Total 44,234,192
Total Common Stock
(cost $986,215,152) 1,259,063,858
Shares
Registered Investment
Companies   5.6% Value
U.S. Affiliated   4.8%
4,677,921 Thrivent Core Emerging Markets
Equity Fund 44,767,702
3,194,893 Thrivent Core Small Cap Value
Fund 31,309,956
Total 76,077,658
U.S. Unaffiliated   0.8%
7,234 Invesco QQQ Trust Series 1 3,392,167
15,102 SPDR S&P 500 ETF Trust 8,447,908
4,198 SPDR S&P Biotech ETF
c
340,458
1,077 SPDR S&P Oil & Gas Exploration
ETF
c
141,852
2,832 SPDR S&P Regional Banking ETF
c
160,999
3,481 SPDR S&P Software & Services
ETF
c
556,472
Total 13,039,856
Total Registered Investment
Companies (cost $85,649,571) 89,117,514
Shares
Collateral Held for Securities
Loaned 0.7% Value
11,860,071 Thrivent Cash Management Trust 11,860,071
Total Collateral Held for
Securities Loaned
(cost $11,860,071) 11,860,071
Shares Preferred Stock <0.1% Value
Consumer Cyclical  <0.1%
2,931 Porsche Automobil Holding SE 110,377
Total 110,377
Total Preferred Stock
(cost $126,661) 110,377
Shares or
Principal
Amount Short-Term Investments 14.9% Value
Federal Home Loan Bank Discount
Notes
2,600,000 4.240%, 4/2/2025
e,f
2,599,390
400,000 4.235%, 4/16/2025
e,f
399,250
700,000 4.232%, 4/23/2025
e,f
698,113
1,000,000 4.230%, 5/2/2025
e,f
996,311
100,000 4.200%, 5/23/2025
e,f
99,389
300,000 4.215%, 5/28/2025
e,f
297,994
1,600,000 4.203%, 6/6/2025
e,f
1,587,553
200,000 4.190%, 6/13/2025
e,f
198,282
Federal Home Loan Mortgage
Corporation Discount Notes
600,000 4.205%, 4/17/2025
e
598,804
Shares or
Principal
Amount Short-Term Investments  14.9% Value
Federal National Mortgage
Association Discount Notes
3,100,000 4.225%, 4/7/2025
e,f
$ 3,097,456
700,000 4.195%, 4/9/2025
e,f
699,262
500,000 4.210%, 4/11/2025
e
499,355
5,700,000 4.215%, 5/5/2025
e,f
5,677,002
100,000 4.240%, 5/7/2025
e,f
99,574
State Street Institutional U.S.
Government Money Market
Fund
217,351,090 4.293%
e
217,351,089
U.S. Treasury Bills
900,000 4.206%, 4/10/2025
e
899,044
400,000 4.220%, 5/8/2025
e
398,259
Total Short-Term Investments
(cost $236,197,651) 236,196,127
Total Investments (cost
$1,320,049,106) 100.4% $1,596,347,947
Other Assets and Liabilities, Net
(0.4%) (5,969,320)
Total Net Assets 100.0% $1,590,378,627
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of March 31, 2025, the value of these investments was $5,277,056 or 0.3% of
total net assets.
c All or a portion of the security is on loan.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e The interest rate shown reflects the yield.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Global Stock Portfolio as of March 31, 2025:
Securities Lending Transactions
Common Stock $ 12,316,611
Total lending $12,316,611
Gross amount payable upon return of
collateral for securities loaned $11,860,071
Net amounts due to counterparty $(456,540)

Global Stock Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.

Global Stock Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2025, in valuing Global Stock Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 83,258,540 65,019,022 18,239,518 –
Consumer Discretionary 146,865,796 101,648,062 45,217,734 –
Consumer Staples 64,022,074 33,816,647 30,205,427 –
Energy 57,988,894 40,263,307 17,725,587 –
Financials 231,867,349 131,575,582 100,291,767 –
Health Care 147,842,555 96,890,609 50,951,946 –
Industrials 173,006,439 96,128,376 76,878,063 –
Information Technology 219,143,134 181,746,156 37,396,978 –
Materials 57,292,276 24,923,250 32,369,022 4
Real Estate 33,542,609 28,372,249 5,170,360 –
Utilities 44,234,192 31,235,215 12,998,977 –
Registered Investment Companies
U.S. Unaffiliated 13,039,856 13,039,856 – –
Preferred Stock
Consumer Cyclical 110,377 – 110,377 –
Short-Term Investments 236,196,127 217,351,089 18,845,038 –
Subtotal Investments in Securities $1,508,410,218 $1,062,009,420 $446,400,794 $4
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 76,077,658
Collateral Held for Securities Loaned 11,860,071
Subtotal Other Investments $87,937,729
Total Investments at Value $1,596,347,947
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of March 31, 2025, in valuing Global Stock Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 4,541,499 4,541,499 – –
Total Return Swaps 18,315 – 18,315 –
Total Asset Derivatives $4,559,814 $4,541,499 $18,315 $–
Liability Derivatives
Futures Contracts 2,295,211 2,295,211 – –
Total Liability Derivatives $2,295,211 $2,295,211 $– $–

Global Stock Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
Reference Description:
EFFR
-
Effective Federal Funds Rate
S&P
-
Standard & Poor's
The following table presents Global Stock Portfolio's futures contracts held as of March 31, 2025. Investments and/or cash totaling $15,452,919 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CME E-mini Russell 2000 Index 9 June 2025 $ 906,586 $ 5,609
CME E-mini S&P 500 Index 1,226 June 2025 342,013,928 4,530,297
CME E-mini S&P Mid-Cap 400 Index 1 June 2025 288,267 5,593
ICE mini MSCI EAFE Index 342 June 2025 42,204,809 (886,079)
ICE US mini MSCI Emerging Markets Index 203 June 2025 11,478,129 (203,509)
Total Futures Long Contracts $ 396,891,719 $ 3,451,911
CME E-mini Russell 2000 Index (819) June 2025 ( $ 82,424,045) ( $ 585,700)
CME E-mini S&P Mid-Cap 400 Index (286) June 2025 (83,424,037) (619,923)
Total Futures Short Contracts ( $ 165,848,082) ($1,205,623)
Total Futures Contracts $ 231,043,637 $2,246,288
The following table presents Global Stock Portfolio's total return swap contracts held as of March 31, 2025.
Total Return Swaps
Reference Entity Fund Pays #
Fund
Receives
Counter-
party
Termination
Date
Notional
Principal
Amount Value
Upfront
Payments/
(Receipts)
Unrealized
Gain/(Loss)
S&P MidCap 400 Total
Return Index Swap
Total Return EFFR 1 day
+ 45bps
Goldman
Sachs &
Co. LLC
8/6/2025 $ 3,401,710 $ 18,315 $ – $ 18,315
Total Return Swaps $ 18,315 $ – $18,315
# Payment made on Termination Date

Global Stock Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Global Stock Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
3/31/2025
Shares Held at
3/31/2025
% of Net
Assets
3/31/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Equity $43,411 $– $– $44,768 4,678 2.8%
Core Small Cap Value 34,227 – 10 31,310 3,195 2.0
Total U.S. Affiliated Registered Investment
Companies 77,638 76,078 4.8
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 2,524 28,993 19,657 11,860 11,860 0.7
Total Collateral Held for Securities Loaned 2,524 11,860 0.7
Total Value $80,162 $87,938
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 3/31/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Equity $– $1,357 $ – $–
Core Small Cap Value Fund – (2,907) – –
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 12
Total Affiliated Income from Securities Loaned, Net $12
Total Value $– ($1,550) $ –

Government Bond Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 99.2% Value
Asset-Backed Securities  5.7%
ECMC Group Student Loan Trust
$ 1,414,813
5.490%,  (SOFR30A +
1.150%), 4/25/2025, Ser.
2024-1A, Class A
a,b
$ 1,417,467
1,600,000
5.296%,  (SOFR30A +
0.950%), 4/25/2074, Ser.
2025-1A, Class A
a,b
1,599,966
293,855
5.454%,  (SOFR30A +
1.114%), 1/27/2070, Ser.
2020-3A, Class A1B
a,b
294,283
GMAC Mortgage Corporation
Loan Trust
22,883
4.935%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
b,c
11,454
Goodgreen
715,154
3.860%,  10/15/2054, Ser.
2019-1A, Class A
a
655,569
Granite Edvance Corporation
370,601
5.635%,  (TSFR1M +
1.314%), 9/25/2060, Ser.
2020-1, Class A1B
b
371,953
Kentucky Higher Education
Student Loan Corporation
Student Loan Rev.
870,979
1.650%,  3/25/2051, Ser.
2021-1 824,387
Missouri Higher Education Loan
Auth.
679,542
1.530%,  1/25/2061, Ser.
2021-1 626,479
Navient Student Loan Trust
822,066
1.310%,  12/26/2069, Ser.
2021-1A, Class A1A
a
698,587
RMF Buyout Issuance Trust
43,292
1.259%,  11/25/2031, Ser.
2021-HB1, Class A
a,b
43,110
Sunnova Hestia I Issuer, LLC
1,172,831
5.750%,  12/20/2050, Ser.
2023-GRID1, Class 1A
a,c
1,185,132
Sunnova Hestia II Issuer, LLC
1,606,845
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
a,c
1,613,837
Total 9,342,224
Collateralized Mortgage Obligations  10.2%
Federal Agricultural Mortgage
Corporation Real Estate Trust
1,585,978
2.180%,  1/25/2051, Ser.
2021-1, Class A
a,b,c
1,274,294
609,076
5.193%,  8/1/2054, Ser.
2024-2, Class A
a,b
597,851
Federal Home Loan Mortgage
Corporation - REMIC
161,632
4.000%,  1/25/2051, Ser.
5249, Class LA 158,367
585,518
5.000%,  1/25/2055, Ser.
5490, Class LB 565,597
1,250,000
5.000%,  2/25/2054, Ser.
5460, Class LN 1,239,670
1,372,263
1.500%,  3/25/2050, Ser.
4982, Class JA 1,086,004
1,552,059
4.000%,  8/25/2052, Ser.
5256, Class AY 1,442,619
Principal
Amount Long-Term Fixed Income  99.2% Value
Collateralized Mortgage Obligations  10.2% -
continued
$ 550,000
5.000%,  8/25/2054, Ser.
5446, Class EC $ 522,252
1,250,000
5.000%,  9/25/2054, Ser.
5473, Class HL 1,238,173
1,668,000
4.000%,  9/25/2035, Ser.
5231, Class VB 1,558,215
66,818
2.000%,  1/15/2041, Ser.
4074, Class JA 65,352
547,649
1.750%,  6/15/2042, Ser.
4097, Class QN 489,008
Federal Home Loan Mortgage
Corporation - SCRT
1,099,114
2.000%,  11/25/2059, Ser.
2020-2, Class MT
c
873,924
Federal Home Loan Mortgage
Corporation - SLST
1,800,000
2.250%,  5/26/2031, Ser.
2021-1, Class A2C
c
1,572,503
Federal Home Loan Mortgage
Corporation Whole Loan
Securities Trust
931,390
3.000%,  9/25/2045, Ser.
2015-SC02, Class 1A
c
809,362
Federal National Mortgage
Association - REMIC
900,000
5.000%,  1/25/2055, Ser.
2024-103, Class YD 847,833
907,101
4.000%,  7/25/2053, Ser.
2024-76, Class DA 880,722
266,196
2.000%,  11/25/2032, Ser.
2012-123, Class BA 249,653
317,918
3.000%,  1/25/2043, Ser.
2013-114, Class AB 302,891
1,037,349
3.500%,  4/25/2045, Ser.
2015-18, Class DY 970,183
Total 16,744,473
Commercial Mortgage-Backed Securities  8.3%
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
1,500,000
5.069%,  10/25/2028, Ser.
K510, Class A2
b,c
1,534,143
1,600,000
5.355%,  1/25/2029, Ser.
K517, Class A2
b,c
1,652,918
1,750,000
5.180%,  3/25/2029, Ser.
K520, Class A2
b
1,800,607
1,781,000
4.720%,  5/25/2029, Ser.
K524, Class A2
b,c
1,805,046
1,250,000
4.508%,  7/25/2029, Ser.
K528, Class A2
c
1,257,236
2,100,000
4.543%,  7/25/2029, Ser.
K526, Class A2
b,c
2,114,956
1,200,000
4.791%,  9/25/2029, Ser.
K529, Class A2
c
1,220,416
2,225,000
4.489%,  9/25/2034, Ser.
K-165, Class A2
c
2,203,590
Total 13,588,912

Government Bond Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.2% Value
Financials  <0.1%
Preferred Term Securities XXIII,
Ltd./Preferred Term Securities
XXIII, Inc.
$ 27,284
4.761%,  (TSFR3M +
0.462%), 12/22/2036, Ser.
A-FP
a,b
$ 24,779
Total 24,779
Mortgage-Backed Securities  38.8%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
673,946 2.000%,  1/1/2052 543,760
1,509,229 3.000%,  2/1/2050 1,327,780
963,824 2.000%,  5/1/2051 777,647
609,945 3.500%,  5/1/2052 554,735
814,775 4.000%,  5/1/2052 766,581
55,976 5.000%,  7/1/2053 55,250
846,499 3.500%,  8/1/2052 770,361
280,426 3.500%,  9/1/2047 257,617
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
230,943 2.500%,  7/1/2030 222,125
Federal National Mortgage
Association Conventional 10-Yr.
Pass Through
1,384,256 2.000%,  3/1/2033 1,317,528
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
912,888 3.500%,  5/1/2040 860,323
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
1,871,542 3.000%,  1/1/2052 1,636,321
37,613 2.000%,  2/1/2051 30,347
70,621 2.000%,  2/1/2051 56,979
725,633 2.500%,  2/1/2051 611,622
1,246,605 2.500%,  2/1/2051 1,039,765
3,676,488 2.000%,  3/1/2051 2,923,704
882,649 4.000%,  3/1/2051 830,738
1,587,801 2.000%,  3/1/2052 1,277,819
2,021,962 3.000%,  3/1/2052 1,756,744
1,019,539 2.000%,  4/1/2051 811,906
1,217,712 3.000%,  4/1/2051 1,064,317
4,334,626 2.000%,  4/1/2052 3,477,069
1,240,118 3.000%,  5/1/2050 1,079,335
74,360 2.000%,  5/1/2051 59,706
1,001,089 3.000%,  5/1/2051 883,760
1,658,885 2.000%,  6/1/2050 1,332,119
807,636 3.000%,  6/1/2050 718,416
211,376 4.000%,  6/1/2052 197,640
1,844,584 2.500%,  7/1/2051 1,561,928
406,658 3.500%,  7/1/2051 370,620
590,450 4.000%,  7/1/2052 552,081
720,755 3.500%,  8/1/2050 658,805
1,325,904 3.500%,  8/1/2052 1,197,732
1,130,053 4.500%,  8/1/2052 1,083,873
2,218,547 6.000%,  8/1/2054 2,297,468
393,572 3.500%,  9/1/2052 357,947
724,494 3.500%,  9/1/2052 658,951
427,147 4.500%,  9/1/2053 411,157
1,156,037 4.500%,  9/1/2053 1,109,139
Principal
Amount Long-Term Fixed Income  99.2% Value
Mortgage-Backed Securities  38.8% -
continued
$ 1,228,341 4.000%,  10/1/2052 $ 1,151,563
83,940 2.000%,  11/1/2051 67,630
486,881 3.500%,  11/1/2052 444,266
316,697 2.000%,  12/1/2050 254,289
2,004,757 2.500%,  12/1/2051 1,686,198
3,824,222 4.500%,  12/1/2052 3,683,586
2,000,000 6.000%,  4/1/2041 2,031,284
8,500,000 5.500%,  5/1/2041 8,481,396
328,397 3.500%,  12/1/2047 302,505
500,000 4.500%,  4/1/2049 478,234
5,260,000 5.000%,  5/1/2049 5,150,751
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
1,469,919 2.500%,  3/1/2062 1,188,776
486,016 3.500%,  7/1/2061 430,514
621,848 4.000%,  12/1/2061 575,043
Total 63,427,750
U.S. Government & Agencies  36.2%
Federal Home Loan Bank
2,050,000 5.900%,  3/10/2043 2,050,327
Tennessee Valley Authority
1,580,000 5.250%,  2/1/2055 1,567,757
420,000 4.375%,  8/1/2034 415,983
1,115,000 5.250%,  9/15/2039 1,166,855
U.S. Treasury Bonds
9,030,000 1.375%,  8/15/2050 4,601,420
U.S. Treasury Notes
8,100,000 4.125%,  10/31/2026 8,120,250
25,000,000 4.125%,  11/30/2029 25,193,360
3,500,000 4.125%,  11/30/2031 3,511,074
12,625,000 4.250%,  11/15/2034 12,662,480
Total 59,289,506
Total Long-Term Fixed Income
(cost $164,552,631) 162,417,644
Shares or
Principal
Amount Short-Term Investments 10.0% Value
Federal National Mortgage
Association Discount Notes
200,000 4.215%, 5/5/2025
d,e
199,193
State Street Institutional U.S.
Government Money Market
Fund
2,229,473 4.293%
d
2,229,473
Thrivent Core Short-Term Reserve
Fund
1,396,329 4.600% 13,963,291
Total Short-Term Investments
(cost $16,370,385) 16,391,957
Total Investments (cost
$180,923,016) 109.2% $178,809,601
Other Assets and Liabilities, Net
(9.2%) (15,050,378)
Total Net Assets 100.0% $163,759,223

Government Bond Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of March 31, 2025, the value of these investments was $9,404,875 or 5.7% of
total net assets.
b Denotes variable rate securities. The rate shown is as of
March 31, 2025. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c All or a portion of the security is insured or guaranteed.
d The interest rate shown reflects the yield.
e All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
Definitions:
REMIC - Real Estate Mortgage Investment Conduit
SCRT - Seasoned Credit Risk Transfer
Ser. - Series
SLST - Seasoned Loans Structured Transactions
Reference Rate Index:
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2025, in valuing Government Bond Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 9,342,224 – 9,342,224 –
Collateralized Mortgage Obligations 16,744,473 – 16,744,473 –
Commercial Mortgage-Backed Securities 13,588,912 – 13,588,912 –
Financials 24,779 – 24,779 –
Mortgage-Backed Securities 63,427,750 – 63,427,750 –
U.S. Government & Agencies 59,289,506 – 59,289,506 –
Short-Term Investments 2,428,666 2,229,473 199,193 –
Subtotal Investments in Securities $164,846,310 $2,229,473 $162,616,837 $–
Other Investments  * Total
Affiliated Short-Term Investments 13,963,291
Subtotal Other Investments $13,963,291
Total Investments at Value $178,809,601
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of March 31, 2025, in valuing Government Bond Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 82,348 82,348 – –
Total Asset Derivatives $82,348 $82,348 $– $–

Government Bond Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
The following table presents Government Bond Portfolio's futures contracts held as of March 31, 2025. Investments and/or cash totaling $199,193 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 97 June 2025 $ 20,013,324 $ 82,348
Total Futures Long Contracts $ 20,013,324 $ 82,348
Total Futures Contracts $ 20,013,324 $82,348
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Government Bond Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
3/31/2025
Shares Held at
3/31/2025
% of Net
Assets
3/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% $20,964 $3,307 $10,308 $13,963 1,396 8.5%
Total Affiliated Short-Term Investments 20,964 13,963 8.5
Total Value $20,964 $13,963
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 3/31/2025
U.S. Affiliated Registered Investment Companies
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% $– $– $ – $178
Total Income/Non Cash Income from Affiliated
Investments $178
Total Value $– $– $ –

Healthcare Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

a
Shares Common Stock 99.6% Value
Biotechnology  17.2%
71,667 AbbVie, Inc. $ 15,015,670
50,311 ADMA Biologics, Inc.
a
998,170
26,362 Amgen, Inc. 8,213,081
26,666 BioMarin Pharmaceutical, Inc.
a
1,885,019
41,252 Gilead Sciences, Inc. 4,622,287
5,430 Regeneron Pharmaceuticals, Inc. 3,443,869
4,840 United Therapeutics Corporation
a
1,492,027
16,384 Vertex Pharmaceuticals, Inc.
a
7,943,291
Total 43,613,414
Health Care Distributors  3.8%
23,246 Cencora, Inc. 6,464,480
4,696 McKesson Corporation 3,160,361
Total 9,624,841
Health Care Equipment  21.5%
99,730 Abbott Laboratories 13,229,184
7,266 ABIOMED, Inc., CVR
a,b
6,670
91,535 Boston Scientific Corporation
a
9,234,051
16,604 Edwards Lifesciences Corporation
a
1,203,458
10,150 Globus Medical, Inc.
a
742,980
7,799 IDEXX Laboratories, Inc.
a
3,275,190
6,659 Inspire Medical Systems, Inc.
a
1,060,645
16,577 Intuitive Surgical, Inc.
a
8,210,091
71,599 Medtronic plc 6,433,886
14,224 STERIS plc 3,223,870
21,259 Stryker Corporation 7,913,663
Total 54,533,688
Health Care Facilities  2.0%
29,274 Encompass Health Corporation 2,964,871
16,433 Tenet Healthcare Corporation
a
2,210,238
Total 5,175,109
Health Care Services  3.5%
9,940 Cigna Group 3,270,260
26,164 CVS Health Corporation 1,772,611
17,053 Labcorp Holdings, Inc. 3,968,915
Total 9,011,786
Life Sciences Tools & Services  8.5%
27,235 Bio-Techne Corporation 1,596,788
43,707 Danaher Corporation 8,959,935
18,128 IQVIA Holding, Inc.
a
3,195,967
1,265 Mettler-Toledo International, Inc.
a
1,493,851
12,694 Thermo Fisher Scientific, Inc. 6,316,534
Total 21,563,075
Managed Health Care  13.2%
7,828 Elevance Health, Inc. 3,404,867
17,566 HealthEquity, Inc.
a
1,552,308
5,494 Humana, Inc. 1,453,712
7,135 Molina Healthcare, Inc.
a
2,350,198
47,504 UnitedHealth Group, Inc. 24,880,220
Total 33,641,305
Pharmaceuticals  29.9%
44,428 Bristol-Myers Squibb Company 2,709,664
34,538 Eli Lilly & Company 28,525,279
120,705 Johnson & Johnson 20,017,717
113,897 Merck & Company, Inc. 10,223,395
225,482 Pfizer, Inc. 5,713,714
62,481 Sanofi SA ADR 3,465,196
Shares Common Stock  99.6% Value
Pharmaceuticals  29.9% - continued
183,507 Teva Pharmaceutical Industries,
Ltd. ADR
a
$ 2,820,503
15,944 Zoetis, Inc. 2,625,180
Total 76,100,648
Total Common Stock
(cost $167,956,653) 253,263,866
Shares
Registered Investment
Companies   0.4% Value
U.S. Unaffiliated   0.4%
11,831 SPDR S&P Biotech ETF 959,494
Total 959,494
Total Registered Investment
Companies (cost $1,152,519) 959,494
Shares or
Principal
Amount Short-Term Investments 0.2% Value
State Street Institutional U.S.
Government Money Market
Fund
451,428 4.293%
c
451,428
Total Short-Term Investments
(cost $451,428) 451,428
Total Investments (cost
$169,560,600) 100.2% $254,674,788
Other Assets and Liabilities, Net
(0.2%) (472,108)
Total Net Assets 100.0% $254,202,680
a Non-income producing security.
b Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
c The interest rate shown reflects the yield.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CVR - Contingent Value Right
ETF - Exchange Traded Fund
plc - Public Limited Company
S&P - Standard & Poor's
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.

Healthcare Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2025, in valuing Healthcare Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Biotechnology 43,613,414 43,613,414 – –
Health Care Distributors 9,624,841 9,624,841 – –
Health Care Equipment 54,533,688 54,527,018 – 6,670
Health Care Facilities 5,175,109 5,175,109 – –
Health Care Services 9,011,786 9,011,786 – –
Life Sciences Tools & Services 21,563,075 21,563,075 – –
Managed Health Care 33,641,305 33,641,305 – –
Pharmaceuticals 76,100,648 76,100,648 – –
Registered Investment Companies
U.S. Unaffiliated 959,494 959,494 – –
Short-Term Investments 451,428 451,428 – –
Subtotal Investments in Securities $254,674,788 $254,668,118 $– $6,670
Total Investments at Value $254,674,788
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Healthcare Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
3/31/2025
Shares Held at
3/31/2025
% of Net
Assets
3/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% $708 $1,587 $2,295 $– – –
Total Affiliated Short-Term Investments 708 – –
Total Value $708 $–
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 3/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% $– $– $ – $2
Total Income/Non Cash Income from Affiliated
Investments $2
Total Value $– $– $ –

High Yield Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans 2.5%
a
Value
Basic Materials  0.2%
Grinding Media, Inc., Term Loan
$ 1,596,857
7.819%,  (TSFR3M +
3.500%), 10/12/2028
b,c
$ 1,578,893
Total 1,578,893
Capital Goods  0.1%
Eco Material Technologies, Inc.,
Term Loan
570,000
7.467%,  (TSFR6M +
3.250%), 2/12/2032
b
567,509
Total 567,509
Communications Services  0.5%
Cengage Learning, Inc., Term
Loan
1,547,106
7.826%,  (TSFR1M +
3.500%), 3/24/2031
b
1,532,827
DIRECTV Financing, LLC, Term
Loan
1,657,967
9.802%,  (TSFR3M +
5.250%), 8/2/2029
b
1,631,025
Gray Media, Inc., Term Loan
1,124,944
7.437%,  (TSFR1M +
3.000%), 12/1/2028
b
1,028,266
Total 4,192,118
Consumer Cyclical  0.2%
Marriott Ownership Resorts, Inc.,
Term Loan
1,066,938
6.575%,  (TSFR1M +
2.250%), 4/1/2031
b
1,064,270
Six Flags Entertainment
Corporation, Term Loan
536,942
6.325%,  (TSFR1M +
2.000%), 5/1/2031
b
534,795
Total 1,599,065
Consumer Non-Cyclical  0.8%
Amneal Pharmaceuticals, LLC,
Term Loan
1,497,986
9.825%,  (TSFR1M +
5.500%), 5/4/2028
b
1,521,864
B&G Foods, Inc., Term Loan
1,676,575
7.825%,  (TSFR1M +
3.500%), 10/10/2029
b
1,643,882
Chobani, LLC, Term Loan
527,339
6.825%,  (TSFR1M +
2.500%), 10/25/2027
b
526,901
HLF Financing SARL, LLC, Term
Loan
1,131,000
11.075%,  (TSFR1M +
6.750%), 4/12/2029
b
1,131,543
ModivCare, Inc., Term Loan
558,195
4.299%,  (TSFR3M +
4.750%), 7/1/2031
b
409,341
Primo Brands Corporation, Term
Loan
1,326,891
6.549%,  (TSFR3M +
2.250%), 3/31/2028
b
1,320,389
Total 6,553,920
Principal
Amount Bank Loans  2.5%
a
Value
Financials  0.1%
Acrisure, LLC, Term Loan
$ 538,298
7.075%,  (TSFR1M +
2.750%), 2/16/2027
b
$ 535,800
269,647
7.325%,  (TSFR1M +
3.000%), 11/6/2030
b
267,479
Total 803,279
Technology  0.2%
CoreLogic, Inc., Term Loan
1,534,350
7.939%,  (TSFR1M +
3.500%), 6/2/2028
b
1,502,067
Total 1,502,067
Transportation  0.4%
Aadvantage Loyalty IP, Ltd., Term
Loan
1,703,000
6.543%,  (TSFR1M +
2.250%), 4/20/2028
b
1,681,185
Genesee & Wyoming, Inc., Term
Loan
1,677,570
6.049%,  (TSFR3M +
1.750%), 4/10/2031
b
1,661,012
Total 3,342,197
Total Bank Loans
(cost $20,352,171) 20,139,048
Principal
Amount Long-Term Fixed Income 92.8% Value
Basic Materials  5.6%
ACN 113 874 712, Pty. Ltd.
3,195,300 11.500%,  2/15/2018
*,d,e
3,195
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
640,000 8.625%,  6/15/2029
f
670,646
Alumina, Pty. Ltd.
284,000 6.125%,  3/15/2030
f
283,278
851,000 6.375%,  9/15/2032
f
836,644
ATI, Inc.
953,000 7.250%,  8/15/2030 982,295
Avient Corporation
1,685,000 6.250%,  11/1/2031
f
1,669,143
Axalta Coating Systems Dutch
Holding B BV
1,386,000 7.250%,  2/15/2031
f
1,429,427
Baffinland Iron Mines Corporation/
Baffinland Iron Mines, LP
315,000 8.750%,  7/15/2026
f
296,092
Cascades, Inc./Cascades USA,
Inc.
1,949,000 5.125%,  1/15/2026
f
1,931,232
Celanese US Holdings, LLC
1,136,000 6.500%,  4/15/2030 1,127,801
Cerdia Finanz GmbH
1,100,000 9.375%,  10/3/2031
f
1,125,421
Chemours Company
2,339,000 5.750%,  11/15/2028
f
2,157,355
Cleveland-Cliffs, Inc.
1,262,000 6.875%,  11/1/2029
f
1,234,941
1,515,000 4.875%,  3/1/2031
f
1,318,161
1,685,000 7.000%,  3/15/2032
f,g
1,616,872

High Yield Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  92.8% Value
Basic Materials  5.6% - continued
Consolidated Energy Finance SA
$ 3,093,000 5.625%,  10/15/2028
f
$ 2,659,980
First Quantum Minerals, Ltd.
1,140,000 6.875%,  10/15/2027
f
1,139,093
570,000 8.000%,  3/1/2033
f
577,556
Hecla Mining Company
895,000 7.250%,  2/15/2028 903,441
Hudbay Minerals, Inc.
1,095,000 4.500%,  4/1/2026
f
1,078,576
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
2,040,000 9.000%,  7/1/2028
f
2,027,685
INEOS Finance plc
1,870,000 7.500%,  4/15/2029
f
1,860,910
Magnera Corporation
1,982,000 7.250%,  11/15/2031
f
1,927,713
Mercer International, Inc.
281,000 12.875%,  10/1/2028
f,g
297,326
Methanex US Operations, Inc.
1,127,000 6.250%,  3/15/2032
f
1,097,739
Mineral Resources, Ltd.
1,623,000 9.250%,  10/1/2028
f
1,622,827
Novelis Corporation
2,495,000 4.750%,  1/30/2030
f
2,326,350
Olin Corporation
1,135,000 6.625%,  4/1/2033
f
1,102,780
SCIL IV, LLC/SCIL USA Holdings,
LLC
1,652,000 5.375%,  11/1/2026
f,g
1,624,916
SNF Group SACA
1,074,000 3.125%,  3/15/2027
f
1,018,377
1,133,000 3.375%,  3/15/2030
f
1,000,514
SunCoke Energy, Inc.
2,707,000 4.875%,  6/30/2029
f
2,484,316
Taseko Mines, Ltd.
1,585,000 8.250%,  5/1/2030
f
1,618,237
Tronox, Inc.
785,000 4.625%,  3/15/2029
f,g
671,356
United States Steel Corporation
1,666,000 6.875%,  3/1/2029
g
1,676,907
Veritiv Operating Company
849,000 10.500%,  11/30/2030
f
898,942
Total 46,298,044
Capital Goods  10.4%
AAR Escrow Issuer, LLC
791,000 6.750%,  3/15/2029
f
803,782
Abengoa Abenewco 2 Bis SA
3,963,662
0.000%,PIK 1.500%,
4/26/2024
*,d,e,h
19,818
Advanced Drainage Systems, Inc.
1,780,000 5.000%,  9/30/2027
f
1,746,135
AECOM
1,560,000 5.125%,  3/15/2027 1,547,798
Amsted Industries, Inc.
2,240,000 4.625%,  5/15/2030
f
2,088,565
1,130,000 6.375%,  3/15/2033
f
1,124,005
Axon Enterprise, Inc.
680,000 6.125%,  3/15/2030
f
686,273
680,000 6.250%,  3/15/2033
f
686,995
Boeing Company
541,000 6.298%,  5/1/2029 567,342
421,000 6.388%,  5/1/2031 448,626
Principal
Amount Long-Term Fixed Income  92.8% Value
Capital Goods  10.4% - continued
Bombardier, Inc.
$ 2,250,000 6.000%,  2/15/2028
f
$ 2,220,391
2,242,000 7.000%,  6/1/2032
f,g
2,232,302
Brundage-Bone Concrete
Pumping Holdings, Inc.
849,000 7.500%,  2/1/2032
f
808,551
Builders FirstSource, Inc.
795,000 5.000%,  3/1/2030
f
759,830
Canpack SA/Canpack US, LLC
3,166,000 3.875%,  11/15/2029
f
2,869,024
Chart Industries, Inc.
2,631,000 7.500%,  1/1/2030
f
2,728,731
Clean Harbors, Inc.
3,740,000 5.125%,  7/15/2029
f
3,647,545
Clydesdale Acquisition Holdings,
Inc.
297,000 6.625%,  4/15/2029
f
298,640
1,100,000 6.875%,  1/15/2030
f
1,108,343
594,000 8.750%,  4/15/2030
f,g
602,402
1,705,000 6.750%,  4/15/2032
f
1,716,795
Cornerstone Building Brands, Inc.
814,000 6.125%,  1/15/2029
f,g
496,540
410,000 9.500%,  8/15/2029
f
341,075
Crown Cork & Seal Company, Inc.
1,113,000 7.375%,  12/15/2026 1,144,540
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
2,400,000 6.625%,  12/15/2030
f
2,401,064
GFL Environmental, Inc.
4,875,000 4.000%,  8/1/2028
f
4,633,139
H&E Equipment Services, Inc.
3,472,000 3.875%,  12/15/2028
f
3,460,788
Herc Holdings, Inc.
831,000 5.500%,  7/15/2027
f
827,515
1,280,000 6.625%,  6/15/2029
f
1,284,113
Mauser Packaging Solutions
Holding Company
1,515,000 9.250%,  4/15/2027
f,g
1,429,097
Miter Brands Acquisition Holdco,
Inc./MIWD Borrower, LLC
475,000 6.750%,  4/1/2032
f
470,786
MIWD Holdco II, LLC
1,369,000 5.500%,  2/1/2030
f
1,230,515
Mueller Water Products, Inc.
1,300,000 4.000%,  6/15/2029
f
1,207,748
Nesco Holdings II, Inc.
2,640,000 5.500%,  4/15/2029
f
2,436,524
New Enterprise Stone and Lime
Company, Inc.
3,553,000 5.250%,  7/15/2028
f
3,434,119
OI European Group BV
1,700,000 4.750%,  2/15/2030
f
1,555,967
Owens-Brockway Glass Container,
Inc.
1,632,000 6.625%,  5/13/2027
f
1,623,060
640,000 7.375%,  6/1/2032
f,g
610,820
Pactiv Evergreen Group
876,000 4.375%,  10/15/2028
f
895,167
Quikrete Holdings, Inc.
2,840,000 6.750%,  3/1/2033
f
2,827,078
Resideo Funding, Inc.
1,636,000 6.500%,  7/15/2032
f
1,632,090

High Yield Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  92.8% Value
Capital Goods  10.4% - continued
Reworld Holding Corporation
$ 965,000 4.875%,  12/1/2029
f
$ 897,559
Roller Bearing Company of
America, Inc.
1,672,000 4.375%,  10/15/2029
f
1,569,643
Sealed Air Corporation/Sealed Air
Corporation (US)
732,000 6.125%,  2/1/2028
f
733,054
Smyrna Ready Mix Concrete, LLC
1,825,000 8.875%,  11/15/2031
f
1,890,766
Spirit AeroSystems, Inc.
2,270,000 4.600%,  6/15/2028 2,177,436
820,000 9.750%,  11/15/2030
f
905,152
SRM Escrow Issuer, LLC
744,000 6.000%,  11/1/2028
f
721,876
Standard Building Solutions, Inc.
565,000 6.500%,  8/15/2032
f
564,832
TransDigm, Inc.
787,000 6.750%,  8/15/2028
f
798,493
2,691,000 7.125%,  12/1/2031
f
2,768,603
1,465,000 6.625%,  3/1/2032
f
1,483,670
Trivium Packaging Finance
1,630,000 5.500%,  8/15/2026
f
1,604,758
1,011,000 8.500%,  8/15/2027
f
1,005,809
United Rentals North America, Inc.
2,100,000 3.875%,  2/15/2031 1,905,492
Waste Pro USA, Inc.
1,770,000 7.000%,  2/1/2033
f
1,775,972
WESCO Distribution, Inc.
767,000 7.250%,  6/15/2028
f
777,883
789,000 6.375%,  3/15/2029
f
798,157
552,000 6.625%,  3/15/2032
f
559,960
Total 85,592,753
Communications Services  12.0%
Altice Financing SA
1,392,000 5.750%,  8/15/2029
f,g
1,018,225
Altice France SA
1,207,000 5.125%,  7/15/2029
f,g
945,483
2,796,000 5.500%,  10/15/2029
f,g
2,215,426
AMC Networks, Inc.
1,538,000 10.250%,  1/15/2029
f
1,593,753
C&W Senior Finance, Ltd.
1,140,000 9.000%,  1/15/2033
f,g
1,121,682
CCO Holdings, LLC/CCO Holdings
Capital Corporation
1,563,000 5.000%,  2/1/2028
f
1,516,861
3,380,000 5.375%,  6/1/2029
f
3,270,501
5,160,000 4.750%,  3/1/2030
f
4,785,598
1,916,000 4.250%,  2/1/2031
f
1,697,821
843,000 4.750%,  2/1/2032
f
748,495
Clear Channel Outdoor Holdings,
Inc.
3,030,000 5.125%,  8/15/2027
f
2,928,431
952,000 7.500%,  6/1/2029
f,g
786,216
CSC Holdings, LLC
1,031,000 5.375%,  2/1/2028
f
879,267
855,000 11.750%,  1/31/2029
f
829,215
1,462,000 6.500%,  2/1/2029
f
1,209,805
3,061,000 5.750%,  1/15/2030
f
1,622,330
1,240,000 4.125%,  12/1/2030
f
897,930
Deluxe Corporation
2,123,000 8.125%,  9/15/2029
f
2,135,391
Principal
Amount Long-Term Fixed Income  92.8% Value
Communications Services  12.0% - continued
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
$ 5,300,000 5.875%,  8/15/2027
f
$ 5,135,943
DISH DBS Corporation
1,308,000 5.250%,  12/1/2026
f,g
1,200,673
1,271,000 5.750%,  12/1/2028
f
1,071,895
1,144,000 5.125%,  6/1/2029 746,399
DISH Network Corporation
1,128,000 11.750%,  11/15/2027
f
1,187,870
EchoStar Corporation
1,977,000 10.750%,  11/30/2029 2,077,358
FiberCop SPA
1,504,000 6.000%,  9/30/2034
f
1,369,799
Frontier Communications
Holdings, LLC
898,000 5.875%,  10/15/2027
f
896,988
1,590,000 5.000%,  5/1/2028
f
1,568,753
1,747,000 6.750%,  5/1/2029
f
1,755,784
561,000 8.750%,  5/15/2030
f
590,975
GCI, LLC
2,447,000 4.750%,  10/15/2028
f
2,255,829
Gray Media, Inc.
1,435,000 5.375%,  11/15/2031
f,g
895,807
iHeartCommunications, Inc.
453,150 9.125%,  5/1/2029
f
360,889
493,950 7.750%,  8/15/2030
f
365,647
Iliad Holding SASU
2,471,000 8.500%,  4/15/2031
f
2,591,491
1,691,000 7.000%,  4/15/2032
f
1,693,236
LCPR Senior Secured Financing
DAC
1,429,000 6.750%,  10/15/2027
f
1,194,699
Level 3 Financing, Inc.
1,533,000 4.250%,  7/1/2028
f
1,329,878
1,422,000 4.875%,  6/15/2029
f,g
1,202,104
765,000 11.000%,  11/15/2029
f
852,624
1,450,000 10.500%,  5/15/2030
f
1,553,666
McGraw-Hill Education, Inc.
1,081,000 5.750%,  8/1/2028
f
1,055,521
983,000 8.000%,  8/1/2029
f
966,774
Nexstar Media, Inc.
960,000 5.625%,  7/15/2027
f
945,722
843,000 4.750%,  11/1/2028
f,g
789,446
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
1,468,000 4.625%,  3/15/2030
f,g
1,342,120
Paramount Global
477,000 6.375%,  3/30/2062
b
465,395
Playtika Holding Corporation
2,293,000 4.250%,  3/15/2029
f
2,018,517
Rogers Communications, Inc.
710,000 7.000%,  4/15/2055
b
712,747
Sable International Finance, Ltd.
1,122,000 7.125%,  10/15/2032
f
1,075,602
Sinclair Television Group, Inc.
990,000 8.125%,  2/15/2033
f
976,917
Sirius XM Radio, LLC
720,000 3.125%,  9/1/2026
f
697,546
365,000 5.000%,  8/1/2027
f
356,619
1,649,000 4.000%,  7/15/2028
f
1,538,523
890,000 3.875%,  9/1/2031
f
762,798

High Yield Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  92.8% Value
Communications Services  12.0% - continued
TEGNA, Inc.
$ 789,000 4.750%,  3/15/2026
f
$ 779,271
2,086,000 4.625%,  3/15/2028 1,973,351
Telenet Finance Luxembourg
Notes SARL
2,200,000 5.500%,  3/1/2028
f
2,134,000
Uniti Group, LP/Uniti Group
Finance 2019, Inc./CSL Capital,
LLC
1,381,000 4.750%,  4/15/2028
f
1,319,317
1,707,000 6.500%,  2/15/2029
f,g
1,533,223
Univision Communications, Inc.
320,000 8.000%,  8/15/2028
f
321,000
2,387,000 4.500%,  5/1/2029
f
2,108,983
1,400,000 8.500%,  7/31/2031
f
1,367,996
Viasat, Inc.
1,263,000 6.500%,  7/15/2028
f,g
1,101,365
Virgin Media Finance plc
1,971,000 5.000%,  7/15/2030
f,g
1,689,720
Virgin Media Secured Finance plc
2,335,000 5.500%,  5/15/2029
f
2,211,571
VZ Secured Financing BV
2,661,000 5.000%,  1/15/2032
f
2,312,207
Windstream Services, LLC/
Windstream Escrow Finance
Corporation
1,521,000 8.250%,  10/1/2031
f
1,548,541
Zegona Finance plc
1,483,000 8.625%,  7/15/2029
f
1,570,682
Ziggo Bond Company BV
987,000 5.125%,  2/28/2030
f,g
860,012
Total 98,636,223
Consumer Cyclical  17.1%
1011778 B.C., ULC/New Red
Finance, Inc.
3,006,000 5.625%,  9/15/2029
f
2,975,738
1,985,000 4.000%,  10/15/2030
f
1,796,455
Adient Global Holdings, Ltd.
1,256,000 8.250%,  4/15/2031
f
1,217,022
1,420,000 7.500%,  2/15/2033
f,g
1,329,551
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
820,000 6.000%,  6/1/2029
f,g
753,564
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
1,560,000 4.625%,  6/1/2028
f
1,477,565
1,160,000 4.625%,  6/1/2028
f
1,094,783
Allison Transmission, Inc.
1,299,000 3.750%,  1/30/2031
f
1,154,945
American Axle & Manufacturing,
Inc.
2,776,000 5.000%,  10/1/2029
g
2,389,450
Arches Buyer, Inc.
1,732,000 6.125%,  12/1/2028
f
1,521,127
Arko Corporation
1,788,000 5.125%,  11/15/2029
f,g
1,448,967
Asbury Automotive Group, Inc.
540,000 5.000%,  2/15/2032
f
489,715
Ashton Woods USA, LLC/Ashton
Woods Finance Company
800,000 4.625%,  8/1/2029
f
724,041
1,410,000 4.625%,  4/1/2030
f
1,274,937
Principal
Amount Long-Term Fixed Income  92.8% Value
Consumer Cyclical  17.1% - continued
Aston Martin Capital Holdings, Ltd.
$ 780,000 10.000%,  3/31/2029
f
$ 705,257
Bath & Body Works, Inc.
850,000 6.950%,  3/1/2033
g
868,014
Belron UK Finance plc
1,481,000 5.750%,  10/15/2029
f
1,470,633
Boyd Gaming Corporation
2,655,000 4.750%,  6/15/2031
f
2,448,656
Boyne USA, Inc.
1,275,000 4.750%,  5/15/2029
f
1,200,377
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
135,000 6.250%,  9/15/2027
f
133,263
1,607,000 5.000%,  6/15/2029
f
1,448,941
350,000 4.875%,  2/15/2030
f
305,926
Caesars Entertainment, Inc.
5,104,000 4.625%,  10/15/2029
f
4,691,248
944,000 6.500%,  2/15/2032
f
940,939
Carnival Corporation
1,207,000 7.625%,  3/1/2026
f
1,207,354
2,612,000 5.750%,  3/1/2027
f
2,613,642
1,764,000 4.000%,  8/1/2028
f
1,687,619
2,090,000 6.000%,  5/1/2029
f
2,075,362
Carvana Company
409,942
9.000%,PIK 0.000%,
12/1/2028
f,h
422,085
570,000 11.000%,  6/1/2030
f
603,404
570,000 9.000%,  6/1/2031
f
633,276
Churchill Downs, Inc.
1,065,000 4.750%,  1/15/2028
f
1,034,644
899,000 6.750%,  5/1/2031
f
906,082
Clarios Global, LP/Clarios US
Finance Company, Inc.
1,200,000 6.750%,  5/15/2028
f
1,216,904
Crocs, Inc.
562,000 4.250%,  3/15/2029
f
522,416
Dana, Inc.
1,265,000 4.500%,  2/15/2032
g
1,151,931
Ford Motor Company
2,900,000 3.250%,  2/12/2032 2,390,015
Forestar Group, Inc.
1,710,000 6.500%,  3/15/2033
f
1,674,068
FORVIA SE
1,135,000 8.000%,  6/15/2030
f
1,120,365
Gap, Inc.
1,155,000 3.625%,  10/1/2029
f
1,041,856
Garrett Motion Holdings, Inc./
Garrett LX I SARL
1,120,000 7.750%,  5/31/2032
f
1,107,020
General Motors Financial
Company, Inc.
1,606,000 5.750%,  9/30/2027
b,g,i
1,519,097
Genting New York, LLC/GENNY
Capital, Inc.
899,000 7.250%,  10/1/2029
f
916,207
Global Auto Holdings, Ltd./AAG
FH UK, Ltd.
850,000 8.750%,  1/15/2032
f
716,027
Goodyear Tire & Rubber Company
1,790,000 5.000%,  7/15/2029
g
1,660,379
Group 1 Automotive, Inc.
614,000 6.375%,  1/15/2030
f
615,319

High Yield Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  92.8% Value
Consumer Cyclical  17.1% - continued
Hanesbrands, Inc.
$ 604,000 9.000%,  2/15/2031
f
$ 636,445
Hilton Domestic Operating
Company, Inc.
2,081,000 4.875%,  1/15/2030 2,012,490
2,475,000 3.625%,  2/15/2032
f
2,169,318
Hilton Grand Vacations Borrower,
LLC/Hilton Grand Vacations
Borrower, Inc.
2,086,000 5.000%,  6/1/2029
f
1,954,956
International Game Technology plc
1,530,000 6.250%,  1/15/2027
f
1,540,150
835,000 5.250%,  1/15/2029
f
816,112
Jacobs Entertainment, Inc.
1,612,000 6.750%,  2/15/2029
f
1,546,924
KB Home
1,208,000 6.875%,  6/15/2027 1,230,736
1,123,000 4.000%,  6/15/2031 1,008,029
L Brands, Inc.
1,559,000 5.250%,  2/1/2028 1,538,102
1,239,000 6.625%,  10/1/2030
f
1,256,278
811,000 6.875%,  11/1/2035 821,507
LGI Homes, Inc.
1,127,000 7.000%,  11/15/2032
f
1,065,804
Life Time, Inc.
1,178,000 6.000%,  11/15/2031
f
1,167,931
Light & Wonder International, Inc.
776,000 7.250%,  11/15/2029
f
786,625
Live Nation Entertainment, Inc.
858,000 4.750%,  10/15/2027
f
836,410
Macy's Retail Holdings, LLC
1,230,000 5.875%,  4/1/2029
f
1,193,214
Mattamy Group Corporation
1,800,000 4.625%,  3/1/2030
f
1,656,856
Melco Resorts Finance, Ltd.
900,000 5.375%,  12/4/2029
f
825,336
775,000 7.625%,  4/17/2032
f
771,295
MGM China Holdings, Ltd.
281,000 7.125%,  6/26/2031
f
286,778
MGM Resorts International
1,124,000 6.125%,  9/15/2029 1,112,862
Michaels Companies, Inc.
1,756,000 5.250%,  5/1/2028
f
1,205,490
NCL Corporation, Ltd.
382,000 5.875%,  3/15/2026
f
381,199
2,704,000 5.875%,  2/15/2027
f
2,700,310
2,417,000 6.750%,  2/1/2032
f
2,387,519
Nordstrom, Inc.
825,000 4.250%,  8/1/2031
g
708,765
Parkland Corporation
809,000 6.625%,  8/15/2032
f
808,537
PENN Entertainment, Inc.
1,890,000 4.125%,  7/1/2029
f
1,678,019
PetSmart, Inc./PetSmart Finance
Corporation
1,592,000 4.750%,  2/15/2028
f
1,488,897
1,574,000 7.750%,  2/15/2029
f
1,445,529
Phinia, Inc.
843,000 6.625%,  10/15/2032
f
826,765
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
1,252,000 5.750%,  4/15/2026
f
1,250,167
2,220,000 3.375%,  8/31/2027
f
2,103,726
Principal
Amount Long-Term Fixed Income  92.8% Value
Consumer Cyclical  17.1% - continued
QVC, Inc.
$ 450,000 6.875%,  4/15/2029
f,g
$ 308,237
Rakuten Group, Inc.
281,000 11.250%,  2/15/2027
f
304,428
281,000 9.750%,  4/15/2029
f
305,087
Raven Acquisition Holdings, LLC
1,100,000 6.875%,  11/15/2031
f
1,068,170
Real Hero Merger Sub 2, Inc.
564,000 6.250%,  2/1/2029
f,g
444,041
Resorts World Las Vegas, LLC/
RWLV Capital, Inc.
1,100,000 4.625%,  4/16/2029
f,g
977,219
Royal Caribbean Cruises, Ltd.
3,333,000 4.250%,  7/1/2026
f
3,281,645
1,300,000 5.375%,  7/15/2027
f
1,294,913
614,000 6.000%,  2/1/2033
f
613,617
S&S Holdings, LLC
1,303,000 8.375%,  10/1/2031
f
1,230,971
Saks Global Enterprises, LLC
1,977,000 11.000%,  12/15/2029
f
1,601,566
Scientific Games Holdings, LP/
Scientific Games US FinCo, Inc.
584,000 6.625%,  3/1/2030
f
550,766
SeaWorld Parks and
Entertainment, Inc.
1,852,000 5.250%,  8/15/2029
f
1,754,435
Service Corporation International/
US
1,010,000 5.750%,  10/15/2032 992,564
Six Flags Entertainment
Corporation
265,000 7.000%,  7/1/2025
f,g
265,305
Six Flags Entertainment
Corporation/Canada's
Wonderland Company/Magnum
Management Corporation
2,136,000 5.250%,  7/15/2029 2,021,269
Sonic Automotive, Inc.
979,000 4.875%,  11/15/2031
f,g
878,936
Staples, Inc.
2,020,000 10.750%,  9/1/2029
f
1,824,948
355,847 12.750%,  1/15/2030
f,g
241,018
Station Casinos, LLC
800,000 4.500%,  2/15/2028
f
766,250
700,000 4.625%,  12/1/2031
f
628,965
Tenneco, Inc.
1,485,000 8.000%,  11/17/2028
f
1,416,310
Victoria's Secret & Company
2,264,000 4.625%,  7/15/2029
f
1,979,635
Victra Holdings, LLC/Victra
Finance Corporation
365,000 8.750%,  9/15/2029
f,g
376,489
Viking Cruises, Ltd.
4,049,000 5.875%,  9/15/2027
f
4,028,512
Walgreens Boots Alliance, Inc.
540,000 3.200%,  4/15/2030 498,254
WASH Multifamily Acquisition, Inc.
1,055,000 5.750%,  4/15/2026
f
1,045,634
Wayfair, LLC
1,140,000 7.750%,  9/15/2030
f
1,100,607
Wyndham Hotels & Resorts, Inc.
1,638,000 4.375%,  8/15/2028
f
1,564,401

High Yield Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  92.8% Value
Consumer Cyclical  17.1% - continued
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
$ 1,117,000 7.125%,  2/15/2031
f
$ 1,155,939
ZF North America Capital, Inc.
1,053,000 6.875%,  4/14/2028
f
1,034,153
1,265,000 6.750%,  4/23/2030
f
1,202,040
Total 140,671,591
Consumer Non-Cyclical  11.0%
1261229 B.C., Ltd.
2,270,000 10.000%,  4/15/2032
f
2,256,068
1375209 B.C., Ltd.
1,574,000 9.000%,  1/30/2028
f,g
1,572,781
Acadia Healthcare Company, Inc.
850,000 5.000%,  4/15/2029
f
803,279
740,000 7.375%,  3/15/2033
f
739,271
AdaptHealth, LLC
3,819,000 4.625%,  8/1/2029
f
3,473,234
Albertson's Companies, Inc.
3,250,000 5.875%,  2/15/2028
f
3,248,415
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
400,000 6.250%,  3/15/2033
f
403,897
Bausch + Lomb Corporation
472,000 8.375%,  10/1/2028
f
489,700
Bausch Health Companies, Inc.
1,240,000 5.500%,  11/1/2025
f,g
1,238,760
2,297,000 4.875%,  6/1/2028
f
1,854,827
BellRing Brands, Inc.
1,257,000 7.000%,  3/15/2030
f
1,298,779
CD&R Smokey Buyer, Inc./Radio
Systems Corporation
733,000 9.500%,  10/15/2029
f
668,862
Central Garden & Pet Company
1,404,000 4.125%,  10/15/2030 1,276,445
Champ Acquisition Corporation
675,000 8.375%,  12/1/2031
f
697,299
Chobani Holdco II, LLC
561,000
8.750%,PIK 9.500%,
10/1/2029
f,h
609,786
CHS/Community Health Systems,
Inc.
1,372,000 5.625%,  3/15/2027
f
1,310,152
650,000 6.125%,  4/1/2030
f,g
387,965
1,299,000 4.750%,  2/15/2031
f
1,026,829
1,121,000 10.875%,  1/15/2032
f
1,104,376
Concentra Escrow Issuer
Corporation
1,095,000 6.875%,  7/15/2032
f
1,114,170
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
2,944,000 4.750%,  1/15/2029
f
2,849,044
CVS Health Corporation
1,129,000 7.000%,  3/10/2055
b
1,137,907
DaVita, Inc.
2,070,000 6.875%,  9/1/2032
f
2,081,613
Edgewell Personal Care Company
1,910,000 5.500%,  6/1/2028
f
1,870,536
Embecta Corporation
2,541,000 5.000%,  2/15/2030
f
2,273,847
Principal
Amount Long-Term Fixed Income  92.8% Value
Consumer Non-Cyclical  11.0% - continued
Encompass Health Corporation
$ 1,238,000 4.500%,  2/1/2028 $ 1,202,036
Endo Finance Holdings, Inc.
1,985,000 8.500%,  4/15/2031
f,g
2,069,414
Energizer Holdings, Inc.
2,670,000 4.750%,  6/15/2028
f
2,556,215
Fiesta Purchaser, Inc.
1,123,000 9.625%,  9/15/2032
f,g
1,154,033
Fortrea Holdings, Inc.
710,000 7.500%,  7/1/2030
f,g
645,619
Grifols SA
1,750,000 4.750%,  10/15/2028
f
1,615,798
Herbalife Nutrition, Ltd./HLF
Financing, Inc.
633,000 7.875%,  9/1/2025
f,g
632,259
HLF Financing SARL, LLC/
Herbalife International, Inc.
1,433,000 4.875%,  6/1/2029
f
1,105,135
Insulet Corporation
794,000 6.500%,  4/1/2033
f
807,069
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
733,000 9.000%,  2/15/2029
f
753,968
Lamb Weston Holdings, Inc.
839,000 4.375%,  1/31/2032
f
766,391
LifePoint Health, Inc.
811,000 5.375%,  1/15/2029
f,g
711,755
895,000 9.875%,  8/15/2030
f
944,316
1,010,000 11.000%,  10/15/2030
f
1,097,980
1,082,000 10.000%,  6/1/2032
f
1,032,131
Medline Borrower, LP/Medline Co-
Issuer, Inc.
1,582,000 6.250%,  4/1/2029
f
1,602,137
Mozart Debt Merger Sub, Inc.
1,953,000 3.875%,  4/1/2029
f
1,825,534
2,331,000 5.250%,  10/1/2029
f
2,236,766
MPH Acquisition Holdings, LLC
228,638 5.750%,  12/31/2030
f
165,763
119,409 11.500%,  12/31/2030
f
103,701
Newell Brands, Inc.
306,000 6.375%,  9/15/2027
g
307,133
796,000 6.625%,  9/15/2029 797,677
505,000 6.375%,  5/15/2030 491,280
Organon & Company/Organon
Foreign Debt Co-Issuer BV
805,000 4.125%,  4/30/2028
f
752,316
1,280,000 5.125%,  4/30/2031
f
1,116,038
Performance Food Group, Inc.
1,404,000 4.250%,  8/1/2029
f
1,312,933
1,685,000 6.125%,  9/15/2032
f
1,674,825
Perrigo Finance Unlimited
Company
1,092,000 4.900%,  6/15/2030 1,043,172
742,000 6.125%,  9/30/2032 730,024
Post Holdings, Inc.
1,560,000 4.500%,  9/15/2031
f
1,412,877
1,100,000 6.250%,  10/15/2034
f
1,083,019
Prime Healthcare Services, Inc.
1,230,000 9.375%,  9/1/2029
f
1,160,448
Radiology Partners, Inc.
850,000 7.775%,  1/31/2029
f
841,500

High Yield Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  92.8% Value
Consumer Non-Cyclical  11.0% - continued
Select Medical Corporation
$ 850,000 6.250%,  12/1/2032
f
$ 828,188
Sigma Holdco BV
308,000 7.875%,  5/15/2026
f,g
305,119
Simmons Foods, Inc.
3,523,000 4.625%,  3/1/2029
f
3,265,970
Sotera Health Holdings, LLC
1,122,000 7.375%,  6/1/2031
f
1,140,660
Spectrum Brands, Inc.
196,000 3.875%,  3/15/2031
f
166,949
Star Parent, Inc.
816,000 9.000%,  10/1/2030
f
804,295
Surgery Center Holdings, Inc.
1,650,000 7.250%,  4/15/2032
f,g
1,631,657
Tenet Healthcare Corporation
4,497,000 5.125%,  11/1/2027 4,431,115
1,100,000 6.750%,  5/15/2031 1,115,715
Teva Pharmaceutical Finance
Netherlands III BV
3,506,000 3.150%,  10/1/2026 3,400,011
US Acute Care Solutions, LLC
1,693,000 9.750%,  5/15/2029
f
1,688,120
Total 90,316,903
Energy  11.4%
Aethon United BR, LP/Aethon
United Finance Corporation
734,000 7.500%,  10/1/2029
f
746,585
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
2,126,000 5.375%,  6/15/2029
f
2,078,092
Archrock Partners, LP/Archrock
Partners Finance Corporation
1,330,000 6.250%,  4/1/2028
f
1,331,020
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
1,571,000 8.250%,  12/31/2028
f
1,601,985
800,000 5.875%,  6/30/2029
f
780,663
Baytex Energy Corporation
769,000 8.500%,  4/30/2030
f
780,899
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
1,281,000 7.000%,  7/15/2029
f
1,309,156
Borr IHC, Ltd./Borr Finance, LLC
982,440 10.000%,  11/15/2028
f
934,355
Buckeye Partners, LP
1,050,000 4.500%,  3/1/2028
f
1,007,491
1,132,000 6.750%,  2/1/2030
f
1,146,609
California Resources Corporation
451,000 8.250%,  6/15/2029
f
458,338
Civitas Resources, Inc.
1,656,000 8.375%,  7/1/2028
f
1,708,970
1,164,000 8.750%,  7/1/2031
f
1,195,363
CNX Resources Corporation
818,000 7.375%,  1/15/2031
f
831,287
Comstock Resources, Inc.
2,630,000 5.875%,  1/15/2030
f
2,483,780
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
3,075,000 5.500%,  6/15/2031
f
2,950,017
Crescent Energy Finance, LLC
1,689,000 7.625%,  4/1/2032
f
1,670,534
Principal
Amount Long-Term Fixed Income  92.8% Value
Energy  11.4% - continued
$ 562,000 7.375%,  1/15/2033
f
$ 541,891
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
946,000 8.625%,  3/15/2029
f
979,912
Diamond Foreign Asset Company/
Diamond Finance, LLC
629,000 8.500%,  10/1/2030
f
644,570
DT Midstream, Inc.
843,000 4.125%,  6/15/2029
f
793,376
610,000 4.375%,  6/15/2031
f
561,083
Enerflex, Ltd.
513,000 9.000%,  10/15/2027
f
524,974
Energy Transfer, LP
1,950,000 8.000%,  5/15/2054
b
2,052,079
EQM Midstream Partners, LP
1,695,000 4.750%,  1/15/2031
f
1,630,274
Genesis Energy LP/Genesis
Energy Finance Corporation
1,280,000 8.875%,  4/15/2030 1,329,324
2,320,000 7.875%,  5/15/2032 2,336,484
Gulfport Energy Operating
Corporation
843,000 6.750%,  9/1/2029
f
854,214
Harvest Midstream I, LP
2,707,000 7.500%,  9/1/2028
f
2,734,078
Hess Midstream Operations, LP
1,605,000 4.250%,  2/15/2030
f
1,509,960
Hilcorp Energy I, LP/Hilcorp
Finance Company
851,000 5.750%,  2/1/2029
f
822,199
1,505,000 6.000%,  2/1/2031
f
1,402,276
1,750,000 6.250%,  4/15/2032
f
1,634,997
Howard Midstream Energy
Partners, LLC
2,645,000 7.375%,  7/15/2032
f
2,709,867
ITT Holdings, LLC
1,995,000 6.500%,  8/1/2029
f
1,840,450
Kraken Oil & Gas Partners, LLC
515,000 7.625%,  8/15/2029
f
502,787
Laredo Petroleum, Inc.
819,000 7.750%,  7/31/2029
f
796,788
MEG Energy Corporation
478,000 5.875%,  2/1/2029
f
470,043
Mesquite Energy, Inc.
3,740,000 0.000%,  2/15/2023
d,e
56,100
Moss Creek Resources Holdings,
Inc.
379,000 8.250%,  9/1/2031
f
369,555
Nabors Industries, Inc.
1,668,000 9.125%,  1/31/2030
f
1,668,557
562,000 8.875%,  8/15/2031
f,g
487,980
Nabors Industries, Ltd.
1,268,000 7.500%,  1/15/2028
f,g
1,167,182
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
628,000 8.125%,  2/15/2029
f
632,388
1,347,000 8.375%,  2/15/2032
f
1,349,888
Noble Finance II, LLC
1,629,000 8.000%,  4/15/2030
f
1,628,042
Northern Oil and Gas, Inc.
1,302,000 8.750%,  6/15/2031
f
1,327,983
NuStar Logistics, LP
1,226,000 6.375%,  10/1/2030 1,239,505

High Yield Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  92.8% Value
Energy  11.4% - continued
PBF Holding Company, LLC/PBF
Finance Corporation
$ 1,255,000 6.000%,  2/15/2028 $ 1,167,201
Permian Resources Operating,
LLC
1,189,000 7.000%,  1/15/2032
f
1,215,868
Prairie Acquiror, LP
1,261,000 9.000%,  8/1/2029
f
1,283,558
Precision Drilling Corporation
1,667,000 6.875%,  1/15/2029
f
1,628,642
Range Resources Corporation
1,745,000 4.750%,  2/15/2030
f
1,660,072
Rockies Express Pipeline, LLC
1,610,000 4.950%,  7/15/2029
f
1,541,710
Saturn Oil & Gas, Inc.
423,000 9.625%,  6/15/2029
f,g
409,086
SM Energy Company
450,000 7.000%,  8/1/2032
f
441,638
Sunoco, LP/Sunoco Finance
Corporation
1,200,000 4.500%,  5/15/2029 1,136,447
850,000 4.500%,  4/30/2030 794,904
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
3,265,000 5.500%,  1/15/2028
f
3,177,771
Talos Production, Inc.
472,000 9.000%,  2/1/2029
f
484,999
TGNR Intermediate Holdings, LLC
2,143,000 5.500%,  10/15/2029
f
2,012,065
Transocean, Inc.
1,430,000 8.250%,  5/15/2029
f
1,397,789
1,845,000 8.500%,  5/15/2031
f,g
1,792,756
USA Compression Partners, LP/
USA Compression Finance
Corporation
800,000 6.875%,  9/1/2027 800,609
Valaris, Ltd.
1,944,000 8.375%,  4/30/2030
f
1,946,232
Venture Global Calcasieu Pass,
LLC
1,382,000 3.875%,  8/15/2029
f
1,279,324
Venture Global LNG, Inc.
1,076,000 8.125%,  6/1/2028
f
1,099,491
1,800,000 9.000%,  9/30/2029
b,f,i
1,708,180
2,247,000 7.000%,  1/15/2030
f
2,213,717
3,872,000 8.375%,  6/1/2031
f
3,927,296
Weatherford International, Ltd.
743,000 8.625%,  4/30/2030
f
754,424
Total 93,487,729
Financials  13.1%
Acrisure, LLC/Acrisure Finance,
Inc.
1,590,000 6.000%,  8/1/2029
f,g
1,523,530
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
842,000 6.950%,  3/10/2055
b
861,818
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
2,083,000 6.750%,  10/15/2027
f
2,074,710
855,000 6.750%,  4/15/2028
f
858,343
843,000 5.875%,  11/1/2029
f,g
814,789
390,000 7.000%,  1/15/2031
f
391,193
Principal
Amount Long-Term Fixed Income  92.8% Value
Financials  13.1% - continued
Ally Financial, Inc.
$ 541,000 2.200%,  11/2/2028 $ 490,179
836,000 6.700%,  2/14/2033
g
836,258
AmWINS Group, Inc.
630,000 6.375%,  2/15/2029
f
634,801
1,872,000 4.875%,  6/30/2029
f
1,764,749
Avolon Holdings Funding, Ltd.
1,048,000 2.528%,  11/18/2027
f
981,059
Azorra Finance, Ltd.
2,000,000 7.750%,  4/15/2030
f
1,993,555
Baldwin Insurance Group
Holdings, LLC/Baldwin
Insurance Group Holdings
Finance
842,000 7.125%,  5/15/2031
f
853,237
Barclays plc
1,199,000 6.125%,  12/15/2025
b,i
1,198,074
BBVA Mexico SA, Institucion
de Banca Multiple, Grupo
Financiero BBVA Mexico
380,000 7.625%,  2/11/2035
b,f
383,686
BNP Paribas SA
421,000 4.625%,  1/12/2027
b,f,i
403,875
Bread Financial Holdings, Inc.
740,000 8.375%,  6/15/2035
b,f
723,591
Burford Capital Global Finance,
LLC
2,222,000 9.250%,  7/1/2031
f
2,341,048
Castlelake Aviation Finance DAC
1,951,000 5.000%,  4/15/2027
f
1,969,304
Citigroup, Inc.
405,000 6.250%,  8/15/2026
b,i
407,408
Constellation Insurance, Inc.
384,000 6.800%,  1/24/2030
f
379,380
Credit Acceptance Corporation
1,436,000 9.250%,  12/15/2028
f
1,520,220
710,000 6.625%,  3/15/2030
f
699,439
Diversified Healthcare Trust
501,000 Zero Coupon,  1/15/2026
f
472,226
Drawbridge Special Opportunities
Fund, LP
3,809,000 3.875%,  2/15/2026
f
3,735,634
Encore Capital Group, Inc.
384,000 9.250%,  4/1/2029
f
402,172
FirstCash, Inc.
1,610,000 4.625%,  9/1/2028
f
1,537,508
842,000 5.625%,  1/1/2030
f
816,425
Fortress Transportation and
Infrastructure Investors, LLC
1,839,000 7.000%,  5/1/2031
f
1,868,466
1,121,000 7.000%,  6/15/2032
f
1,136,756
Freedom Mortgage Corporation
805,000 7.625%,  5/1/2026
f
802,809
Freedom Mortgage Holdings, LLC
1,925,000 9.250%,  2/1/2029
f
1,954,913
570,000 8.375%,  4/1/2032
f
556,947
GGAM Finance, Ltd.
911,000 8.000%,  2/15/2027
f
933,334
791,000 8.000%,  6/15/2028
f
829,449
634,000 6.875%,  4/15/2029
f
641,541
Global Aircraft Leasing Company,
Ltd.
2,050,000 8.750%,  9/1/2027
f
2,083,679

High Yield Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  92.8% Value
Financials  13.1% - continued
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
$ 2,770,000 3.750%,  12/15/2027
f
$ 2,607,099
goeasy, Ltd.
1,647,000 9.250%,  12/1/2028
f
1,729,008
702,000 6.875%,  5/15/2030
f
687,466
HAT Holdings I, LLC/HAT Holdings
II, LLC
531,000 8.000%,  6/15/2027
f
549,707
Howard Hughes Corporation
512,000 4.125%,  2/1/2029
f
467,192
HSBC Holdings plc
871,000 6.875%,  9/11/2029
b,i
871,422
HUB International, Ltd.
2,343,000 5.625%,  12/1/2029
f
2,266,301
380,000 7.250%,  6/15/2030
f
391,402
624,000 7.375%,  1/31/2032
f
635,346
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
3,064,000 5.250%,  5/15/2027 2,912,979
Intesa Sanpaolo SPA
541,000 4.198%,  6/1/2032
b,f
485,391
J.P. Morgan Chase & Company
1,966,000
4.000%,  (TSFR3M +
2.745%), 7/1/2025
b,i
1,971,898
406,000 3.650%,  6/1/2026
b,i
396,925
Jane Street Group/JSG Finance,
Inc.
477,000 4.500%,  11/15/2029
f
450,418
505,000 7.125%,  4/30/2031
f
518,776
1,280,000 6.125%,  11/1/2032
f
1,259,498
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
601,000 5.000%,  8/15/2028
f
565,027
1,121,000 6.625%,  10/15/2031
f
1,109,112
Jefferson Capital Holdings, LLC
627,000 6.000%,  8/15/2026
f
623,299
1,961,000 9.500%,  2/15/2029
f
2,081,327
Ladder Capital Finance Holdings,
LLLP/Ladder Capital Finance
Corporation
788,000 4.250%,  2/1/2027
f
767,436
1,267,000 4.750%,  6/15/2029
f
1,206,642
Liberty Mutual Group, Inc.
252,000 4.125%,  12/15/2051
b,f
241,286
Macquarie Airfinance Holdings,
Ltd.
1,070,000 6.400%,  3/26/2029
f
1,105,977
825,000 6.500%,  3/26/2031
f
859,083
Midcap Financial Issuer Trust
812,000 6.500%,  5/1/2028
f
782,681
Molina Healthcare, Inc.
1,505,000 4.375%,  6/15/2028
f
1,433,459
MPT Operating Partnership, LP/
MPT Finance Corporation
2,864,000 4.625%,  8/1/2029
g
2,183,319
790,000 8.500%,  2/15/2032
f
804,768
Nationstar Mortgage Holdings,
Inc.
818,000 6.500%,  8/1/2029
f
829,287
881,000 5.125%,  12/15/2030
f
878,742
NatWest Group plc
541,000 8.125%,  11/10/2033
b,i
567,984
Principal
Amount Long-Term Fixed Income  92.8% Value
Financials  13.1% - continued
Navient Corporation
$ 512,000 5.500%,  3/15/2029 $ 484,511
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
501,000 4.500%,  9/30/2028
f
472,239
OneMain Finance Corporation
1,678,000 3.500%,  1/15/2027 1,608,250
811,000 3.875%,  9/15/2028 749,949
2,105,000 9.000%,  1/15/2029 2,209,010
1,298,000 4.000%,  9/15/2030 1,143,478
1,135,000 6.750%,  3/15/2032 1,113,980
Park Intermediate Holdings, LLC
1,273,000 4.875%,  5/15/2029
f
1,188,121
PennyMac Financial Services, Inc.
730,000 6.875%,  2/15/2033
f
725,438
PNC Financial Services Group,
Inc.
842,000 3.400%,  9/15/2026
b,i
801,011
PRA Group, Inc.
1,598,000 8.375%,  2/1/2028
f
1,633,140
RHP Hotel Properties, LP/RHP
Finance Corporation
842,000 4.500%,  2/15/2029
f
796,564
RLJ Lodging Trust, LP
681,000 4.000%,  9/15/2029
f
610,875
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
3,282,000 3.875%,  3/1/2031
f
2,940,015
945,000 4.000%,  10/15/2033
f
810,619
Ryan Specialty, LLC
1,685,000 5.875%,  8/1/2032
f
1,664,246
Service Properties Trust
1,041,000 8.375%,  6/15/2029 1,040,541
865,000 8.625%,  11/15/2031
f
912,501
SLM Corporation
570,000 6.500%,  1/31/2030 584,877
Societe Generale SA
845,000 8.125%,  11/21/2029
b,f,i
841,755
Starwood Property Trust, Inc.
1,140,000 6.500%,  10/15/2030
f
1,129,427
Synchrony Financial
403,000 7.250%,  2/2/2033
g
414,848
TrueNoord Capital DAC
1,140,000 8.750%,  3/1/2030
f
1,157,011
UBS Group AG
1,420,000 7.000%,  2/10/2030
b,f,i
1,398,460
United Wholesale Mortgage, LLC
1,975,000 5.500%,  4/15/2029
f
1,904,134
UWM Holdings, LLC
707,000 6.625%,  2/1/2030
f
701,225
Wells Fargo & Company
405,000 3.900%,  3/15/2026
b,i
396,931
World Acceptance Corporation
406,000 7.000%,  11/1/2026
f,g
402,613
XHR, LP
840,000 4.875%,  6/1/2029
f
786,827
423,000 6.625%,  5/15/2030
f
415,276
Total 107,154,234

High Yield Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  92.8% Value
Foreign Government  0.2%
Teine Energy, Ltd.
$ 2,027,000 6.875%,  4/15/2029
f
$ 1,981,856
Total 1,981,856
Technology  6.8%
Amentum Holdings, Inc.
1,228,000 7.250%,  8/1/2032
f
1,207,932
AthenaHealth Group, Inc.
2,292,000 6.500%,  2/15/2030
f,g
2,149,923
Block, Inc.
3,086,000 6.500%,  5/15/2032
f
3,117,110
Boost Newco Borrower, LLC
1,224,000 7.500%,  1/15/2031
f
1,274,105
Central Parent, Inc./CDK Global,
Inc.
842,000 7.250%,  6/15/2029
f
728,650
Cloud Software Group, Inc.
3,424,000 6.500%,  3/31/2029
f
3,328,353
1,482,000 9.000%,  9/30/2029
f
1,478,132
CommScope Technologies, LLC
566,000 5.000%,  3/15/2027
f,g
507,567
CommScope, LLC
431,000 4.750%,  9/1/2029
f
383,180
566,000 9.500%,  12/15/2031
f,g
582,980
Consensus Cloud Solutions, Inc.
396,000 6.000%,  10/15/2026
f
393,190
CoreLogic, Inc.
475,000 4.500%,  5/1/2028
f
442,115
Diebold Nixdorf, Inc.
1,130,000 7.750%,  3/31/2030
f
1,171,319
Entegris, Inc.
1,623,000 5.950%,  6/15/2030
f
1,614,743
Everi Holdings, Inc.
1,065,000 5.000%,  7/15/2029
f
1,066,249
Gen Digital, Inc.
61,000 6.750%,  9/30/2027
f
61,750
944,000 7.125%,  9/30/2030
f
963,548
570,000 6.250%,  4/1/2033
f
567,408
II-VI, Inc.
902,000 5.000%,  12/15/2029
f
860,476
Iron Mountain, Inc.
4,225,000 5.250%,  3/15/2028
f
4,128,841
890,000 5.000%,  7/15/2028
f
862,871
1,560,000 5.250%,  7/15/2030
f
1,495,779
1,840,000 4.500%,  2/15/2031
f
1,686,705
McAfee Corporation
1,245,000 7.375%,  2/15/2030
f
1,101,920
NCR Atleos Corporation
633,000 9.500%,  4/1/2029
f
686,365
NCR Voyix Corporation
1,124,000 5.000%,  10/1/2028
f
1,081,536
660,000 5.125%,  4/15/2029
f
628,593
Neptune Bidco US, Inc.
2,189,000 9.290%,  4/15/2029
f
1,899,287
Open Text Corporation
2,284,000 3.875%,  12/1/2029
f
2,077,665
Open Text Holdings, Inc.
1,578,000 4.125%,  2/15/2030
f
1,439,061
Pitney Bowes, Inc.
396,000 6.875%,  3/15/2027
f
395,503
RingCentral, Inc.
1,960,000 8.500%,  8/15/2030
f
2,060,293
Principal
Amount Long-Term Fixed Income  92.8% Value
Technology  6.8% - continued
Rocket Software, Inc.
$ 953,000 9.000%,  11/28/2028
f
$ 982,753
Seagate HDD Cayman
2,483,000 4.091%,  6/1/2029 2,338,052
Sensata Technologies BV
2,376,000 4.000%,  4/15/2029
f
2,183,792
Sensata Technologies, Inc.
450,000 3.750%,  2/15/2031
f
392,914
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
1,360,000 4.625%,  11/1/2026
f
1,335,747
198,000 6.750%,  8/15/2032
f
199,572
SS&C Technologies, Inc.
1,683,000 6.500%,  6/1/2032
f
1,701,194
UKG, Inc.
1,571,000 6.875%,  2/1/2031
f
1,593,684
Viavi Solutions, Inc.
2,112,000 3.750%,  10/1/2029
f
1,931,320
Xerox Holdings Corporation
167,000 5.000%,  8/15/2025
f
165,132
1,775,000 5.500%,  8/15/2028
f
1,246,311
Total 55,513,620
Transportation  1.9%
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
668,334 5.500%,  4/20/2026
f
666,506
1,241,000 5.750%,  4/20/2029
f
1,214,296
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
1,004,000 5.375%,  3/1/2029
f,g
905,488
DCLI Bidco, LLC
757,000 7.750%,  11/15/2029
f
779,164
Delta Air Lines, Inc.
877,000 7.000%,  5/1/2025
f
878,180
JetBlue Airways Corporation/
JetBlue Loyalty, LP
797,000 9.875%,  9/20/2031
f
786,712
OneSky Flight, LLC
1,694,000 8.875%,  12/15/2029
f
1,712,100
Rand Parent, LLC
1,974,000 8.500%,  2/15/2030
f,g
1,954,275
RXO, Inc.
2,176,000 7.500%,  11/15/2027
f
2,237,537
Star Leasing Company, LLC
1,280,000 7.625%,  2/15/2030
f
1,230,203
Stena International SA
1,255,000 7.250%,  1/15/2031
f
1,254,420
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
461,000 7.875%,  5/1/2027
f
452,711
1,441,000 6.375%,  2/1/2030
f,g
1,262,361
Total 15,333,953
Utilities  3.3%
AES Corporation
541,000 7.600%,  1/15/2055
b
545,928
Algonquin Power & Utilities
Corporation
1,005,000 4.750%,  1/18/2082
b
957,261
Alpha Generation, LLC
719,000 6.750%,  10/15/2032
f
719,467

High Yield Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  92.8% Value
Utilities  3.3% - continued
Calpine Corporation
$ 1,290,000 4.500%,  2/15/2028
f
$ 1,250,585
Dominion Energy, Inc.
541,000 7.000%,  6/1/2054
b
568,621
Duke Energy Corporation
550,000 6.450%,  9/1/2054
b
549,072
Edison International
711,000 5.000%,  12/15/2026
b,g,i
642,345
Leeward Renewable Energy
Operations, LLC
1,065,000 4.250%,  7/1/2029
f,g
937,887
Lightning Power, LLC
1,230,000 7.250%,  8/15/2032
f
1,266,384
NiSource, Inc.
365,000 6.375%,  3/31/2055
b
360,668
NRG Energy, Inc.
1,340,000 5.250%,  6/15/2029
f
1,305,876
671,000 6.000%,  2/1/2033
f
652,773
671,000 6.250%,  11/1/2034
f
660,539
PG&E Corporation
634,000 7.375%,  3/15/2055
b
623,128
Talen Energy Supply, LLC
1,868,000 8.625%,  6/1/2030
f
1,981,391
Terraform Global Operating, LLC
1,480,000 6.125%,  3/1/2026
f
1,471,411
TerraForm Power Operating, LLC
3,745,000 5.000%,  1/31/2028
f
3,624,562
Vistra Corporation
4,065,000 7.000%,  12/15/2026
b,f,i
4,116,211
Vistra Operations Company, LLC
2,437,000 5.000%,  7/31/2027
f
2,399,349
XPLR Infrastructure Operating
Partners, LP
1,596,000 3.875%,  10/15/2026
f
1,535,121
397,000 8.375%,  1/15/2031
f,g
390,404
397,000 8.625%,  3/15/2033
f,g
386,240
Total 26,945,223
Total Long-Term Fixed Income
(cost $777,662,394) 761,932,129
Shares
Collateral Held for Securities
Loaned 7.9% Value
65,173,905 Thrivent Cash Management Trust 65,173,905
Total Collateral Held for
Securities Loaned
(cost $65,173,905) 65,173,905
Shares Preferred Stock 0.2% Value
Capital Goods  0.2%
21,904 Boeing Company, Convertible,
6.000% 1,310,516
Total 1,310,516
Total Preferred Stock
(cost $1,205,057) 1,310,516
Shares or
Principal
Amount Short-Term Investments 3.8% Value
State Street Institutional U.S.
Government Money Market
Fund
31,139,118 4.293%
j
$ 31,139,118
Total Short-Term Investments
(cost $31,139,118) 31,139,118
Total Investments (cost
$895,532,645) 107.2% $879,694,716
Other Assets and Liabilities, Net
(7.2%) (58,703,224)
Total Net Assets 100.0% $820,991,492
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
March 31, 2025. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d Defaulted security.  Interest is not being accrued.
e In bankruptcy.  Income is not being accrued per the
bankruptcy agreement terms.
f Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of March 31, 2025, the value of these investments was $664,852,831 or 81.0%
of total net assets.
g All or a portion of the security is on loan.
h Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of March 31, 2025.
i Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
j The interest rate shown reflects the yield.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in High Yield
Portfolio as of March 31, 2025 was $23,013 or 0.00% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of
March 31, 2025.
Security
Acquisition
Date Cost
Abengoa Abenewco 2 Bis SA,
4/26/2024 4/26/2019 $ 563,723
ACN 113 874 712, Pty. Ltd.,
2/15/2018 2/9/2011 3,026,704

High Yield Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent High Yield Portfolio as of
March 31, 2025:
Securities Lending Transactions
Long-Term Fixed Income $ 54,630,587
Total lending $54,630,587
Gross amount payable upon return of
collateral for securities loaned $65,173,905
Net amounts due to counterparty $10,543,318
Definitions:
PIK - Payment-In-Kind
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Reference Rate Index:
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
TSFR6M - CME Term SOFR 6 Month
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2025, in valuing High Yield Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 1,578,893 – – 1,578,893
Capital Goods 567,509 – 567,509 –
Communications Services 4,192,118 – 4,192,118 –
Consumer Cyclical 1,599,065 – 1,599,065 –
Consumer Non-Cyclical 6,553,920 – 6,553,920 –
Financials 803,279 – 803,279 –
Technology 1,502,067 – 1,502,067 –
Transportation 3,342,197 – 3,342,197 –
Long-Term Fixed Income
Basic Materials 46,298,044 – 46,298,044 –
Capital Goods 85,592,753 – 85,592,753 –
Communications Services 98,636,223 – 98,636,223 –
Consumer Cyclical 140,671,591 – 140,671,591 –
Consumer Non-Cyclical 90,316,903 – 90,316,903 –
Energy 93,487,729 – 93,487,729 –
Financials 107,154,234 – 107,154,234 –
Foreign Government 1,981,856 – 1,981,856 –
Technology 55,513,620 – 55,513,620 –
Transportation 15,333,953 – 15,333,953 –
Utilities 26,945,223 – 26,945,223 –
Preferred Stock
Capital Goods 1,310,516 1,310,516 – –
Short-Term Investments 31,139,118 31,139,118 – –
Subtotal Investments in Securities $814,520,811 $32,449,634 $780,492,284 $1,578,893
Other Investments  * Total
Collateral Held for Securities Loaned 65,173,905
Subtotal Other Investments $65,173,905
Total Investments at Value $879,694,716
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

High Yield Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in High Yield Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
3/31/2025
Shares Held at
3/31/2025
% of Net
Assets
3/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% $25,904 $12,143 $38,047 $– – –
Total Affiliated Short-Term Investments 25,904 – –
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 49,599 112,383 96,808 65,174 65,174 7.9%
Total Collateral Held for Securities Loaned 49,599 65,174 7.9
Total Value $75,503 $65,174
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 3/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% $10 ($10) $ – $59
Total Income/Non Cash Income from Affiliated
Investments $59
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 95
Total Affiliated Income from Securities Loaned, Net $95
Total Value $10 ($10) $ –

Income Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 97.8% Value
Asset-Backed Securities  <0.1%
GMAC Mortgage Corporation
Loan Trust
$ 91,531
4.935%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
a,b
$ 45,816
Total 45,816
Basic Materials  1.9%
Anglo American Capital plc
1,484,000 4.750%,  4/10/2027
c
1,484,634
3,050,000 5.750%,  4/5/2034
c
3,093,080
Eastman Chemical Company
3,050,000 5.000%,  8/1/2029 3,065,902
FMC Corporation
2,850,000 5.650%,  5/18/2033 2,814,801
Glencore Funding, LLC
1,800,000 3.375%,  9/23/2051
c
1,179,643
1,950,000 2.500%,  9/1/2030
c
1,715,982
International Flavors & Fragrances,
Inc.
1,200,000 1.832%,  10/15/2027
c
1,116,857
3,650,000 2.300%,  11/1/2030
c
3,154,309
Newmont Corporation/Newcrest
Finance, Pty. Ltd.
1,700,000 5.350%,  3/15/2034 1,715,666
Sherwin-Williams Company
1,375,000 4.800%,  9/1/2031 1,371,547
Smurfit Kappa Treasury, ULC
1,300,000 5.777%,  4/3/2054
c
1,282,020
1,800,000 5.438%,  4/3/2034
c
1,811,066
Smurfit Westrock Financing DAC
1,200,000 5.418%,  1/15/2035
c
1,205,225
Total 25,010,732
Capital Goods  4.2%
BAE Systems plc
625,000 5.500%,  3/26/2054
c,d
617,397
2,050,000 3.400%,  4/15/2030
c
1,921,705
1,600,000 1.900%,  2/15/2031
c
1,361,099
Boeing Company
1,250,000 5.805%,  5/1/2050 1,189,977
1,825,000 6.858%,  5/1/2054 1,982,307
1,950,000 5.930%,  5/1/2060 1,834,283
900,000 6.528%,  5/1/2034 964,338
3,500,000 5.705%,  5/1/2040 3,402,372
Carrier Global Corporation
1,550,000 2.700%,  2/15/2031 1,381,419
CNH Industrial Capital, LLC
2,150,000 4.550%,  4/10/2028 2,144,327
GFL Environmental, Inc.
3,700,000 6.750%,  1/15/2031
c
3,814,006
Howmet Aerospace, Inc.
3,750,000 3.000%,  1/15/2029 3,530,641
1,900,000 5.950%,  2/1/2037 1,988,689
Ingersoll Rand, Inc.
700,000 5.400%,  8/14/2028 716,923
1,000,000 5.700%,  8/14/2033 1,032,091
Northrop Grumman Corporation
1,550,000 4.700%,  3/15/2033 1,529,140
Regal Rexnord Corporation
2,100,000 6.050%,  4/15/2028 2,154,339
2,300,000 6.300%,  2/15/2030 2,392,060
Principal
Amount Long-Term Fixed Income  97.8% Value
Capital Goods  4.2% - continued
Republic Services, Inc.
$ 4,100,000 4.875%,  4/1/2029 $ 4,152,482
RTX Corporation
1,000,000 3.030%,  3/15/2052 634,252
1,150,000 6.400%,  3/15/2054 1,258,804
2,350,000 6.000%,  3/15/2031 2,495,853
1,150,000 6.100%,  3/15/2034 1,233,212
925,000 4.450%,  11/16/2038 843,809
Spirit AeroSystems, Inc.
5,150,000 4.600%,  6/15/2028 4,939,998
Waste Connections, Inc.
3,900,000 5.000%,  3/1/2034 3,886,873
Wrangler Holdco Corporation
1,500,000 6.625%,  4/1/2032
c
1,527,219
Total 54,929,615
Collateralized Mortgage Obligations  1.0%
GCAT Trust
5,091,565
6.000%,  12/25/2054, Ser.
2024-INV4, Class A1
b,c
5,134,126
PMT Loan Trust
5,179,485
6.000%,  1/25/2060, Ser.
2025-INV1, Class A1
b,c
5,238,966
2,600,000
6.000%,  2/25/2056, Ser.
2025-INV2, Class A10
b,c
2,640,145
Wachovia Mortgage Loan Trust,
LLC
19,883
7.138%,  5/20/2036, Ser.
2006-A, Class 2A1
b
19,451
Total 13,032,688
Commercial Mortgage-Backed Securities  0.3%
HTAP Issuer Trust
3,850,000
6.500%,  11/25/2042, Ser.
2025-1, Class A
c
3,787,279
Total 3,787,279
Communications Services  7.6%
American Tower Corporation
1,300,000 5.000%,  1/31/2030 1,310,631
1,400,000 5.650%,  3/15/2033 1,443,131
3,850,000 5.350%,  3/15/2035 3,861,292
AppLovin Corporation
3,550,000 5.375%,  12/1/2031 3,568,009
AT&T, Inc.
2,250,000 3.650%,  6/1/2051 1,593,526
2,300,000 3.500%,  9/15/2053 1,568,347
2,250,000 2.750%,  6/1/2031 1,999,847
5,587,000 2.550%,  12/1/2033 4,580,528
3,550,000 5.400%,  2/15/2034 3,607,056
1,700,000 4.500%,  3/9/2048 1,410,931
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
1,200,000 6.550%,  6/1/2034 1,234,408
1,700,000 6.384%,  10/23/2035 1,722,802
2,500,000 3.500%,  6/1/2041 1,731,819
3,150,000 6.484%,  10/23/2045 2,994,628
Comcast Corporation
1,700,000 5.300%,  6/1/2034
d
1,728,444
2,650,000 4.600%,  10/15/2038 2,440,154
1,200,000 4.650%,  7/15/2042 1,067,689

Income Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  97.8% Value
Communications Services  7.6% - continued
Crown Castle, Inc.
$ 2,200,000 3.800%,  2/15/2028 $ 2,140,844
2,200,000 4.300%,  2/15/2029 2,150,649
Meta Platforms, Inc.
1,500,000 5.600%,  5/15/2053 1,512,195
2,400,000 3.850%,  8/15/2032 2,269,979
2,250,000 4.950%,  5/15/2033 2,277,870
Netflix, Inc.
2,231,000 5.875%,  11/15/2028 2,333,259
1,300,000 6.375%,  5/15/2029 1,391,306
3,800,000 4.875%,  6/15/2030
c
3,840,160
Paramount Global
2,000,000 7.875%,  7/30/2030 2,197,121
Rogers Communications, Inc.
1,350,000 7.000%,  4/15/2055
b
1,355,224
1,700,000 7.125%,  4/15/2055
b
1,694,232
1,350,000 5.000%,  2/15/2029 1,351,209
1,100,000 5.300%,  2/15/2034 1,079,787
Sprint Capital Corporation
230,000 6.875%,  11/15/2028 245,543
5,200,000 8.750%,  3/15/2032 6,254,007
T-Mobile USA, Inc.
4,400,000 3.400%,  10/15/2052 2,973,598
1,300,000 3.500%,  4/15/2031 1,202,049
2,000,000 5.125%,  5/15/2032 2,012,577
1,550,000 3.000%,  2/15/2041 1,124,535
Verizon Communications, Inc.
1,250,000 5.500%,  2/23/2054
d
1,215,017
1,600,000 4.000%,  3/22/2050 1,231,490
1,591,000 1.680%,  10/30/2030 1,354,216
1,740,000 4.780%,  2/15/2035
c
1,689,087
2,350,000 5.250%,  4/2/2035 2,355,929
2,700,000 3.400%,  3/22/2041 2,078,778
Videotron, Ltd.
3,100,000 3.625%,  6/15/2029
c,d
2,924,403
Warnermedia Holdings, Inc.
2,060,000 4.054%,  3/15/2029 1,940,012
5,850,000 4.279%,  3/15/2032 5,154,081
950,000 5.050%,  3/15/2042 759,814
Total 97,972,213
Consumer Cyclical  7.3%
Amazon.com, Inc.
1,800,000 3.100%,  5/12/2051 1,222,673
American Honda Finance
Corporation
3,700,000 5.050%,  7/10/2031 3,727,476
BMW US Capital, LLC
1,600,000 4.850%,  8/13/2031
c,d
1,583,981
D.R. Horton, Inc.
2,700,000 5.000%,  10/15/2034 2,631,276
Daimler Trucks Finance North
America, LLC
2,700,000 5.400%,  9/20/2028
c
2,750,654
2,500,000 2.375%,  12/14/2028
c
2,301,878
Expedia Group, Inc.
4,400,000 3.250%,  2/15/2030 4,101,272
Ford Motor Credit Company, LLC
2,100,000 5.850%,  5/17/2027 2,111,011
1,750,000 6.800%,  5/12/2028 1,797,338
2,900,000 5.303%,  9/6/2029 2,811,353
2,300,000 7.350%,  3/6/2030 2,406,697
2,650,000 6.050%,  3/5/2031 2,613,395
Principal
Amount Long-Term Fixed Income  97.8% Value
Consumer Cyclical  7.3% - continued
General Motors Company
$ 1,675,000 6.800%,  10/1/2027 $ 1,743,512
General Motors Financial
Company, Inc.
3,550,000 5.750%,  2/8/2031 3,579,529
1,700,000 5.625%,  4/4/2032 1,681,400
2,700,000 6.400%,  1/9/2033 2,784,757
GLP Capital, LP
2,500,000 3.250%,  1/15/2032 2,163,893
Harley-Davidson Financial
Services, Inc.
1,044,000 6.500%,  3/10/2028
c,d
1,075,225
2,150,000 5.950%,  6/11/2029
c
2,168,858
Home Depot, Inc.
1,050,000 4.950%,  6/25/2034 1,053,527
2,180,000 4.250%,  4/1/2046 1,834,281
Hyatt Hotels Corporation
1,950,000 5.750%,  4/23/2030 2,004,122
Hyundai Capital America
2,750,000 1.800%,  1/10/2028
c
2,532,837
4,850,000 6.200%,  9/21/2030
c
5,072,712
Las Vegas Sands Corporation
3,350,000 6.000%,  8/15/2029 3,424,059
Lowe's Companies, Inc.
1,450,000 5.625%,  4/15/2053 1,399,702
3,500,000 2.625%,  4/1/2031 3,101,907
Marriott International, Inc./MD
4,900,000 4.625%,  6/15/2030 4,862,047
1,450,000 5.100%,  4/15/2032 1,444,863
McDonald's Corporation
2,175,000 4.450%,  3/1/2047 1,844,440
Royal Caribbean Cruises, Ltd.
2,900,000 6.250%,  3/15/2032
c
2,926,186
Stellantis Finance US, Inc.
2,700,000 5.350%,  3/17/2028
c
2,703,124
Target Corporation
2,750,000 2.950%,  1/15/2052
d
1,766,946
1,250,000 4.500%,  9/15/2034 1,202,526
Toll Brothers Finance Corporation
2,300,000 3.800%,  11/1/2029 2,192,201
Toyota Motor Credit Corporation
3,350,000 5.350%,  1/9/2035 3,404,863
VICI Properties, LP/VICI Note
Company, Inc.
180,000 4.250%,  12/1/2026
c
178,033
3,000,000 5.750%,  2/1/2027
c
3,038,922
1,300,000 3.750%,  2/15/2027
c
1,271,891
180,000 4.625%,  12/1/2029
c
174,621
Walmart, Inc.
2,200,000 4.500%,  9/9/2052 1,946,993
Total 94,636,981
Consumer Non-Cyclical  9.7%
Abbott Laboratories
2,500,000 6.000%,  4/1/2039 2,748,336
AbbVie, Inc.
2,125,000 5.400%,  3/15/2054 2,087,161
1,400,000 5.600%,  3/15/2055 1,416,867
1,050,000 5.050%,  3/15/2034 1,057,441
2,100,000 4.550%,  3/15/2035 2,027,331
2,500,000 4.500%,  5/14/2035 2,399,318
3,100,000 4.300%,  5/14/2036 2,897,166

Income Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  97.8% Value
Consumer Non-Cyclical  9.7% - continued
Amgen, Inc.
$ 3,250,000 5.650%,  3/2/2053 $ 3,188,017
2,400,000 5.250%,  3/2/2033 2,434,661
Anheuser-Busch Companies,
LLC/Anheuser-Busch InBev
Worldwide, Inc.
1,710,000 4.700%,  2/1/2036 1,648,993
Anheuser-Busch InBev Worldwide,
Inc.
2,750,000 3.500%,  6/1/2030 2,620,368
2,200,000 4.439%,  10/6/2048 1,879,330
AstraZeneca plc
2,900,000 2.125%,  8/6/2050 1,608,162
BAT Capital Corporation
2,150,000 6.250%,  8/15/2055 2,145,584
3,500,000 2.259%,  3/25/2028 3,270,710
2,500,000 6.343%,  8/2/2030 2,657,588
1,150,000 5.834%,  2/20/2031 1,195,693
1,900,000 7.750%,  10/19/2032 2,178,279
Becton, Dickinson and Company
2,291,000 3.794%,  5/20/2050 1,718,356
1,550,000 5.081%,  6/7/2029 1,573,100
Bristol-Myers Squibb Company
2,900,000 5.550%,  2/22/2054 2,857,933
1,150,000 6.250%,  11/15/2053 1,234,722
Bunge, Ltd. Finance Corporation
775,000 4.650%,  9/17/2034 749,251
Cargill, Inc.
1,750,000 3.125%,  5/25/2051
c
1,164,501
Conagra Brands, Inc.
1,550,000 5.300%,  11/1/2038 1,474,870
Constellation Brands, Inc.
1,350,000 4.800%,  1/15/2029 1,353,223
CVS Health Corporation
2,500,000 5.625%,  2/21/2053 2,285,612
1,400,000 5.125%,  2/21/2030 1,409,099
2,150,000 5.550%,  6/1/2031 2,194,633
2,800,000 2.125%,  9/15/2031 2,333,462
Eli Lilly & Company
1,600,000 5.100%,  2/9/2064 1,491,761
1,900,000 5.500%,  2/12/2055 1,923,757
2,250,000 4.700%,  2/27/2033 2,251,866
HCA, Inc.
3,000,000 5.625%,  9/1/2028 3,068,399
2,900,000 5.450%,  4/1/2031 2,945,667
2,350,000 5.500%,  3/1/2032 2,372,816
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
1,600,000 3.625%,  1/15/2032 1,441,653
1,100,000 3.000%,  5/15/2032 946,289
JBS USA LUX SARL/JBS USA
Food Company/JBS USA Foods
Group
3,600,000 6.375%,  2/25/2055
c
3,678,732
Kenvue, Inc.
1,100,000 5.000%,  3/22/2030 1,123,112
Kraft Heinz Foods Company
1,020,000 4.375%,  6/1/2046 833,711
Mars, Inc.
3,800,000 4.800%,  3/1/2030
c
3,821,735
1,350,000 5.000%,  3/1/2032
c
1,355,836
700,000 5.650%,  5/1/2045
c
701,523
Principal
Amount Long-Term Fixed Income  97.8% Value
Consumer Non-Cyclical  9.7% - continued
Mattel, Inc.
$ 1,500,000 3.375%,  4/1/2026
c
$ 1,476,511
Medtronic, Inc.
3,200,000 4.375%,  3/15/2035 3,076,803
Nestle Holdings, Inc.
2,400,000 4.850%,  3/14/2033
c
2,413,928
PepsiCo, Inc.
1,625,000 5.250%,  7/17/2054 1,587,395
Pfizer Investment Enterprises,
Private Ltd.
2,325,000 5.300%,  5/19/2053 2,207,525
2,000,000 5.340%,  5/19/2063 1,862,068
1,167,000 4.750%,  5/19/2033 1,154,174
Philip Morris International, Inc.
3,750,000 5.500%,  9/7/2030 3,896,376
1,850,000 5.125%,  2/13/2031 1,882,229
2,435,000 5.750%,  11/17/2032 2,549,048
3,000,000 5.250%,  2/13/2034 3,028,149
Roche Holdings, Inc.
2,800,000 2.607%,  12/13/2051
c
1,693,025
1,550,000 4.985%,  3/8/2034
c
1,560,648
Smithfield Foods, Inc.
1,200,000 3.000%,  10/15/2030
c
1,069,421
Sysco Corporation
1,000,000 6.600%,  4/1/2040 1,096,239
Takeda Pharmaceutical Company,
Ltd.
2,300,000 3.175%,  7/9/2050 1,511,362
2,600,000 5.300%,  7/5/2034 2,631,017
Viterra Finance BV
2,750,000 5.250%,  4/21/2032
c
2,746,150
Total 125,208,692
Energy  5.7%
BP Capital Markets America, Inc.
4,500,000 3.001%,  3/17/2052 2,851,936
BP Capital Markets plc
1,600,000 6.450%,  12/1/2033
b,e
1,632,480
Canadian Natural Resources, Ltd.
700,000 2.950%,  7/15/2030 632,612
Cheniere Energy Partners, LP
5,810,000 4.500%,  10/1/2029 5,651,015
2,000,000 4.000%,  3/1/2031 1,875,650
1,150,000 5.950%,  6/30/2033 1,181,084
Cheniere Energy, Inc.
1,100,000 5.650%,  4/15/2034 1,112,743
Diamondback Energy, Inc.
550,000 5.150%,  1/30/2030 558,341
550,000 5.400%,  4/18/2034 549,086
Eastern Energy Gas Holdings, LLC
1,500,000 6.200%,  1/15/2055 1,568,625
Energy Transfer, LP
1,100,000 8.000%,  5/15/2054
b
1,157,583
1,950,000 6.050%,  9/1/2054 1,893,509
1,500,000 6.500%,  11/15/2026
b,e
1,498,232
2,150,000 3.750%,  5/15/2030 2,032,830
1,100,000 5.550%,  5/15/2034 1,099,324
1,400,000 5.700%,  4/1/2035 1,410,356
Enterprise Products Operating,
LLC
1,350,000
7.571%,  (TSFR3M +
3.248%), 8/16/2077
b
1,343,312

Income Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  97.8% Value
Energy  5.7% - continued
EQM Midstream Partners, LP
$ 3,100,000 7.500%,  6/1/2030
c
$ 3,346,248
1,525,000 4.750%,  1/15/2031
c,d
1,466,765
Expand Energy Corporation
4,300,000 5.375%,  3/15/2030 4,268,559
1,500,000 4.750%,  2/1/2032 1,418,764
1,475,000 5.700%,  1/15/2035 1,480,283
Halliburton Company
2,800,000 4.850%,  11/15/2035 2,685,905
MPLX, LP
1,750,000 4.800%,  2/15/2029 1,752,998
1,050,000 5.500%,  6/1/2034 1,046,112
ONEOK, Inc.
4,400,000 6.350%,  1/15/2031 4,673,587
Ovintiv, Inc.
1,600,000 5.650%,  5/15/2028 1,639,602
Pioneer Natural Resources
Company
1,800,000 2.150%,  1/15/2031 1,568,231
Plains All American Pipeline, LP/
PAA Finance Corporation
1,950,000 3.800%,  9/15/2030 1,837,729
Schlumberger Holdings
Corporation
1,750,000 3.900%,  5/17/2028
c
1,722,985
South Bow USA Infrastructure
Holdings, LLC
1,925,000 5.026%,  10/1/2029
c
1,910,081
Targa Resources Corporation
2,100,000 6.125%,  3/15/2033 2,192,011
725,000 5.500%,  2/15/2035 720,711
TotalEnergies Capital SA
4,000,000 5.488%,  4/5/2054 3,870,144
800,000 5.150%,  4/5/2034 809,487
TransCanada PipeLines, Ltd.
1,250,000 4.625%,  3/1/2034 1,178,907
Williams Companies, Inc.
1,200,000 5.300%,  8/15/2052 1,100,056
1,700,000 7.500%,  1/15/2031 1,891,942
1,600,000 5.600%,  3/15/2035 1,630,685
2,000,000 4.850%,  3/1/2048 1,729,319
Total 73,989,829
Financials  37.4%
200 Park Funding Trust
1,200,000 5.740%,  2/15/2055
c
1,190,752
ABN AMRO Bank NV
1,500,000 4.988%,  12/3/2028
b,c
1,509,882
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
1,300,000 6.950%,  3/10/2055
b
1,330,597
3,100,000 6.150%,  9/30/2030 3,271,564
3,350,000 5.375%,  12/15/2031 3,375,302
1,900,000 3.400%,  10/29/2033 1,639,744
Air Lease Corporation
3,100,000 4.650%,  6/15/2026
b,e
3,015,523
2,000,000 3.000%,  2/1/2030 1,833,894
Aircastle, Ltd.
800,000 2.850%,  1/26/2028
c
755,147
1,350,000 6.500%,  7/18/2028
c
1,406,539
Allianz SE
1,000,000 5.600%,  9/3/2054
b,c
982,768
Principal
Amount Long-Term Fixed Income  97.8% Value
Financials  37.4% - continued
Ally Financial, Inc.
$ 2,640,000 5.750%,  11/20/2025 $ 2,647,821
1,250,000 8.000%,  11/1/2031 1,392,876
American Express Company
3,400,000 5.085%,  1/30/2031
b
3,442,981
1,800,000 6.489%,  10/30/2031
b
1,945,199
2,000,000 5.284%,  7/26/2035
b
1,999,084
American Homes 4 Rent, LP
1,550,000 2.375%,  7/15/2031 1,329,803
Ameriprise Financial, Inc.
3,850,000 5.200%,  4/15/2035 3,841,026
ANZ Bank New Zealand, Ltd.
1,700,000 5.548%,  8/11/2032
b,c
1,723,551
1,500,000 5.898%,  7/10/2034
b,c
1,541,242
Aon North America, Inc.
1,600,000 5.450%,  3/1/2034 1,629,155
Ares Capital Corporation
1,800,000 2.875%,  6/15/2027 1,721,509
2,600,000 5.875%,  3/1/2029 2,639,612
Ares Strategic Income Fund
1,450,000 5.700%,  3/15/2028
c
1,450,033
Arthur J. Gallagher & Company
2,000,000 5.150%,  2/15/2035 1,981,914
Australia & New Zealand Banking
Group, Ltd.
1,450,000 2.950%,  7/22/2030
b,c
1,439,921
Aviation Capital Group, LLC
1,550,000 5.125%,  4/10/2030
c
1,541,494
Avolon Holdings Funding, Ltd.
900,000 4.950%,  1/15/2028
c
896,225
2,600,000 5.750%,  11/15/2029
c
2,650,573
Banco Santander Mexico SA
900,000 5.621%,  12/10/2029
c
909,522
Banco Santander SA
3,600,000 5.294%,  8/18/2027 3,646,366
1,600,000 5.439%,  7/15/2031 1,639,872
Bank of America Corporation
3,500,000 5.819%,  9/15/2029
b
3,627,131
1,075,000 3.974%,  2/7/2030
b
1,046,019
1,970,000 3.194%,  7/23/2030
b
1,847,567
3,350,000 5.162%,  1/24/2031
b
3,396,176
2,750,000 2.572%,  10/20/2032
b
2,372,563
3,800,000 4.571%,  4/27/2033
b
3,672,086
1,600,000 5.468%,  1/23/2035
b
1,623,298
4,750,000 5.511%,  1/24/2036
b
4,834,190
6,000,000 2.482%,  9/21/2036
b
5,003,848
1,800,000 4.244%,  4/24/2038
b
1,623,316
Bank of Montreal
3,150,000 5.511%,  6/4/2031 3,245,818
Bank of New York Mellon
Corporation
2,900,000 4.942%,  2/11/2031
b
2,925,759
Barclays plc
3,100,000 6.125%,  12/15/2025
b,e
3,097,606
1,800,000 5.829%,  5/9/2027
b
1,821,959
825,000 5.674%,  3/12/2028
b
839,542
2,150,000 4.837%,  9/10/2028
b
2,151,901
1,150,000 9.625%,  12/15/2029
b,e
1,261,379
1,100,000 5.367%,  2/25/2031
b
1,112,179
2,600,000 2.645%,  6/24/2031
b
2,308,541

Income Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  97.8% Value
Financials  37.4% - continued
BBVA Mexico SA, Institucion
de Banca Multiple, Grupo
Financiero BBVA Mexico
$ 950,000 7.625%,  2/11/2035
b,c
$ 959,215
BBVA Mexico SA, Institucion
de Banca Multiple, Grupo
Financiero BBVA Mexico/TX
750,000 5.250%,  9/10/2029
c
751,988
Berkshire Hathaway Finance
Corporation
4,000,000 2.850%,  10/15/2050 2,566,329
950,000 4.250%,  1/15/2049 804,321
Blackstone Private Credit Fund
1,600,000 7.050%,  9/29/2025 1,615,844
1,700,000 4.950%,  9/26/2027
c
1,683,791
Blackstone Reg Finance
Company, LLC
3,100,000 5.000%,  12/6/2034 3,056,286
Blackstone Secured Lending Fund
1,175,000 5.875%,  11/15/2027 1,194,384
Blue Owl Credit Income
Corporation
3,000,000 4.700%,  2/8/2027 2,962,880
850,000 6.600%,  9/15/2029
c
863,728
Blue Owl Technology Finance
Corporation
3,000,000 3.750%,  6/17/2026
c
2,928,598
2,100,000 6.750%,  4/4/2029 2,128,549
BNP Paribas SA
1,650,000 8.500%,  8/14/2028
b,c,d,e
1,725,611
2,000,000 5.786%,  1/13/2033
b,c
2,044,916
BPCE SA
1,000,000 6.612%,  10/19/2027
b,c
1,027,047
2,250,000 5.876%,  1/14/2031
b,c
2,304,220
1,650,000 6.508%,  1/18/2035
b,c
1,694,214
Brixmor Operating Partnership, LP
1,500,000 2.250%,  4/1/2028 1,392,813
Capital One Financial Corporation
3,900,000 6.312%,  6/8/2029
b
4,055,476
2,375,000 6.183%,  1/30/2036
b
2,369,526
Centene Corporation
3,605,000 3.375%,  2/15/2030 3,260,351
2,250,000 2.500%,  3/1/2031 1,896,940
2,200,000 2.625%,  8/1/2031 1,849,137
Charles Schwab Corporation
1,800,000 5.375%,  6/1/2025
b,e
1,793,616
1,800,000 6.196%,  11/17/2029
b
1,898,672
1,550,000 4.000%,  12/1/2030
b,e
1,373,686
Citigroup, Inc.
1,990,000 4.450%,  9/29/2027 1,980,629
2,500,000 4.075%,  4/23/2029
b
2,458,182
2,450,000 5.174%,  2/13/2030
b
2,481,882
2,150,000 6.950%,  2/15/2030
b,e
2,143,803
3,900,000 3.057%,  1/25/2033
b
3,419,120
2,350,000 5.449%,  6/11/2035
b
2,363,259
3,350,000 6.020%,  1/24/2036
b
3,381,996
Citizens Financial Group, Inc.
1,600,000 5.841%,  1/23/2030
b
1,643,457
1,425,000 5.718%,  7/23/2032
b
1,450,624
CME Group, Inc.
4,400,000 4.400%,  3/15/2030 4,392,961
Comerica, Inc.
1,600,000 5.625%,  7/1/2025
b,d,e
1,590,033
Principal
Amount Long-Term Fixed Income  97.8% Value
Financials  37.4% - continued
COPT Defense Properties, LP
$ 1,675,000 2.250%,  3/15/2026 $ 1,632,055
Corebridge Financial, Inc.
1,550,000 6.375%,  9/15/2054
b
1,539,905
1,650,000 3.850%,  4/5/2029 1,595,349
Corebridge Global Funding
1,650,000 5.900%,  9/19/2028
c
1,715,841
2,050,000 5.200%,  6/24/2029
c
2,083,183
Cousins Properties, LP
1,000,000 5.375%,  2/15/2032 995,868
Credit Agricole SA
1,650,000 5.230%,  1/9/2029
b,c
1,667,867
Credit Suisse Group AG
2,450,000 5.250%,  N/A
*,e,f
183,750
2,500,000 7.250%,  N/A
*,f
187,500
1,950,000 7.500%,  N/A
*,e,f
146,250
Deutsche Bank AG/New York, NY
3,400,000 5.373%,  1/10/2029
b
3,437,550
2,550,000 4.999%,  9/11/2030
b
2,537,852
Discover Bank
2,990,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
b
3,054,707
Elevance Health, Inc.
1,250,000 5.125%,  2/15/2053 1,121,367
1,250,000 6.100%,  10/15/2052 1,277,844
1,500,000 4.750%,  2/15/2033 1,467,121
EPR Properties
1,726,000 4.950%,  4/15/2028 1,709,253
1,800,000 3.750%,  8/15/2029 1,687,513
Extra Space Storage, LP
2,000,000 5.500%,  7/1/2030 2,050,676
3,950,000 5.900%,  1/15/2031 4,114,329
Fairfax Financial Holdings, Ltd.
2,650,000 6.100%,  3/15/2055
c
2,606,989
Fifth Third Bancorp
1,550,000 4.895%,  9/6/2030
b
1,546,287
First-Citizens Bank & Trust
Company
4,350,000 6.125%,  3/9/2028 4,515,638
Fortitude Group Holdings, LLC
2,575,000 6.250%,  4/1/2030
c
2,603,190
FS KKR Capital Corporation
2,000,000 6.875%,  8/15/2029 2,051,258
Glitnir HoldCo ehf., Convertible
362 Zero Coupon,  12/31/2030
g,h
0
Goldman Sachs BDC, Inc.
950,000 6.375%,  3/11/2027 973,219
Goldman Sachs Group, Inc.
2,200,000
7.560%,  (H15T 5Y +
3.224%), 8/10/2025
b,e
2,202,684
3,750,000 3.814%,  4/23/2029
b
3,661,079
2,700,000 4.223%,  5/1/2029
b
2,662,753
5,050,000 5.207%,  1/28/2031
b
5,118,697
4,700,000 3.102%,  2/24/2033
b
4,142,341
2,450,000 5.536%,  1/28/2036
b
2,484,205
High Street Funding Trust III
1,250,000 5.807%,  2/15/2055
c
1,232,598
Highwoods Realty, LP
1,050,000 4.125%,  3/15/2028 1,017,896
2,100,000 4.200%,  4/15/2029 2,011,984
HSBC Holdings plc
2,970,000 4.041%,  3/13/2028
b
2,932,822

Income Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  97.8% Value
Financials  37.4% - continued
Huntington Bancshares, Inc./OH
$ 3,500,000 5.709%,  2/2/2035
b
$ 3,537,280
Invitation Homes Operating
Partnership, LP
1,000,000 2.300%,  11/15/2028 916,642
1,750,000 5.450%,  8/15/2030 1,792,523
1,500,000 2.000%,  8/15/2031 1,255,182
J.P. Morgan Chase & Company
2,700,000 6.875%,  6/1/2029
b,d,e
2,835,807
3,350,000 5.299%,  7/24/2029
b
3,418,335
2,150,000 6.500%,  4/1/2030
b,e
2,200,402
2,600,000 4.995%,  7/22/2030
b
2,623,533
1,500,000 4.603%,  10/22/2030
b
1,490,089
2,450,000 5.140%,  1/24/2031
b
2,488,209
2,200,000 2.956%,  5/13/2031
b
2,000,454
1,200,000 2.580%,  4/22/2032
b
1,054,357
2,400,000 2.545%,  11/8/2032
b
2,075,667
3,300,000 4.586%,  4/26/2033
b
3,215,117
2,550,000 4.912%,  7/25/2033
b
2,529,723
2,500,000 5.717%,  9/14/2033
b
2,568,923
900,000 5.336%,  1/23/2035
b
909,582
3,100,000 4.946%,  10/22/2035
b
3,033,702
KeyCorp
1,850,000 6.401%,  3/6/2035
b
1,954,378
Kilroy Realty, LP
2,050,000 4.250%,  8/15/2029 1,950,125
900,000 6.250%,  1/15/2036 892,313
Kimco Realty OP, LLC
1,000,000 6.400%,  3/1/2034 1,073,472
Lincoln Financial Global Funding
1,725,000 5.300%,  1/13/2030
c
1,754,161
Lloyds Banking Group plc
1,500,000 5.985%,  8/7/2027
b
1,524,622
1,500,000 5.462%,  1/5/2028
b
1,519,165
1,375,000 5.087%,  11/26/2028
b
1,388,633
LPL Holdings, Inc.
2,900,000 4.375%,  5/15/2031
c
2,759,282
1,350,000 5.650%,  3/15/2035 1,336,816
Macquarie Airfinance Holdings,
Ltd.
1,350,000 5.200%,  3/27/2028
c
1,350,903
925,000 6.400%,  3/26/2029
c
956,101
1,550,000 5.150%,  3/17/2030
c
1,528,305
375,000 6.500%,  3/26/2031
c
390,492
Marsh & McLennan Companies,
Inc.
1,000,000 4.850%,  11/15/2031 1,003,405
Massachusetts Mutual Life
Insurance Company
3,600,000 3.200%,  12/1/2061
c
2,173,387
MetLife, Inc.
1,600,000 6.350%,  3/15/2055
b
1,603,136
Metropolitan Life Global Funding I
2,450,000 4.300%,  8/25/2029
c
2,408,547
Mitsubishi UFJ Financial Group,
Inc.
2,750,000 5.133%,  7/20/2033
b
2,755,871
Mizuho Financial Group, Inc.
1,200,000 5.098%,  5/13/2031
b
1,211,508
1,100,000 1.979%,  9/8/2031
b
945,755
Morgan Stanley
1,300,000 5.449%,  7/20/2029
b
1,329,616
2,650,000 5.656%,  4/18/2030
b
2,732,037
2,500,000 5.230%,  1/15/2031
b
2,540,673
Principal
Amount Long-Term Fixed Income  97.8% Value
Financials  37.4% - continued
$ 2,600,000 3.622%,  4/1/2031
b
$ 2,454,948
2,350,000 1.794%,  2/13/2032
b
1,968,989
2,250,000 2.943%,  1/21/2033
b
1,973,572
1,050,000 4.889%,  7/20/2033
b
1,034,420
3,600,000 6.342%,  10/18/2033
b
3,862,320
1,400,000 6.627%,  11/1/2034
b
1,527,034
1,600,000 5.466%,  1/18/2035
b
1,618,922
1,650,000 5.587%,  1/18/2036
b
1,685,091
Morgan Stanley Direct Lending
Fund
2,750,000 6.150%,  5/17/2029 2,780,296
Nationwide Building Society
2,300,000 6.557%,  10/18/2027
b,c
2,362,491
Nationwide Mutual Insurance
Company
1,725,000 4.350%,  4/30/2050
c
1,320,785
NatWest Group plc
2,850,000 3.032%,  11/28/2035
b
2,518,142
New York Life Global Funding
3,150,000 4.550%,  1/28/2033
c
3,055,324
3,250,000 5.350%,  1/23/2035
c
3,324,731
NNN REIT, Inc.
1,100,000 5.600%,  10/15/2033 1,115,182
Omega Healthcare Investors, Inc.
2,333,000 4.750%,  1/15/2028 2,327,376
1,625,000 3.625%,  10/1/2029 1,519,433
PNC Financial Services Group,
Inc.
2,300,000 5.222%,  1/29/2031
b,d
2,340,313
4,000,000 5.068%,  1/24/2034
b
3,959,866
2,100,000 6.875%,  10/20/2034
b
2,321,856
Preferred Term Securities XXIII,
Ltd./Preferred Term Securities
XXIII, Inc.
127,327
4.761%,  (TSFR3M +
0.462%), 12/22/2036, Ser.
A-FP
b,c
115,635
Prologis, LP
1,250,000 1.750%,  2/1/2031 1,060,235
Prudential Financial, Inc.
1,750,000 6.500%,  3/15/2054
b
1,782,263
2,250,000 3.700%,  10/1/2050
b
2,030,340
Regency Centers, LP
2,250,000 3.700%,  6/15/2030 2,134,684
750,000 5.250%,  1/15/2034 750,825
1,700,000 5.100%,  1/15/2035 1,681,290
Regions Financial Corporation
1,900,000 5.722%,  6/6/2030
b
1,945,732
1,400,000 5.502%,  9/6/2035
b
1,381,973
RGA Global Funding
4,000,000 6.000%,  11/21/2028
c
4,186,040
1,100,000 5.500%,  1/11/2031
c
1,130,573
Santander Holdings USA, Inc.
1,025,000 6.124%,  5/31/2027
b
1,037,910
Simon Property Group, LP
1,350,000 6.650%,  1/15/2054 1,508,817
Societe Generale SA
3,050,000 10.000%,  11/14/2028
b,c,d,e
3,298,188
5,050,000 6.100%,  4/13/2033
b,c
5,172,282
Standard Chartered plc
1,050,000 5.688%,  5/14/2028
b,c
1,068,052
State Street Corporation
2,850,000 4.729%,  2/28/2030 2,865,336

Income Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  97.8% Value
Financials  37.4% - continued
Sumitomo Mitsui Financial Group,
Inc.
$ 2,850,000 5.808%,  9/14/2033
d
$ 2,992,556
Synchrony Bank
2,150,000 5.625%,  8/23/2027 2,181,054
Toronto-Dominion Bank
1,750,000 5.146%,  9/10/2034
b
1,733,146
Truist Financial Corporation
1,400,000 6.047%,  6/8/2027
b
1,423,306
1,350,000 5.435%,  1/24/2030
b
1,377,797
U.S. Bancorp
2,350,000 5.775%,  6/12/2029
b
2,423,649
1,100,000 5.384%,  1/23/2030
b
1,122,287
2,350,000 5.046%,  2/12/2031
b
2,369,232
1,000,000 5.678%,  1/23/2035
b
1,022,302
UBS Group AG
2,850,000 4.875%,  2/12/2027
b,c,e
2,764,552
5,100,000 3.869%,  1/12/2029
b,c
4,981,525
250,000 3.091%,  5/14/2032
b,c
222,553
4,750,000 6.537%,  8/12/2033
b,c
5,089,390
1,650,000 9.250%,  11/13/2033
b,c,e
1,882,983
UnitedHealth Group, Inc.
1,450,000 5.875%,  2/15/2053 1,470,669
2,600,000 4.950%,  5/15/2062 2,257,783
740,000 4.750%,  7/15/2045 661,347
1,975,000 4.450%,  12/15/2048 1,648,990
Unum Group
2,350,000 4.046%,  8/15/2041
c
1,893,176
Ventas Realty, LP
3,800,000 5.000%,  1/15/2035 3,675,115
Wells Fargo & Company
1,500,000 3.526%,  3/24/2028
b
1,469,794
2,000,000 6.303%,  10/23/2029
b
2,103,087
2,850,000 5.198%,  1/23/2030
b
2,897,752
2,450,000 5.244%,  1/24/2031
b
2,491,073
3,250,000 4.478%,  4/4/2031
b
3,194,477
3,300,000 4.897%,  7/25/2033
b
3,252,509
2,100,000 6.491%,  10/23/2034
b
2,265,451
Zions Bancorp NA
2,125,000 6.816%,  11/19/2035
b
2,167,999
Total 483,894,923
Foreign Government  0.6%
Dominican Republic Government
International Bond
2,450,000 6.000%,  7/19/2028
c
2,462,250
2,125,000 6.000%,  2/22/2033
c
2,062,100
Petroleos Mexicanos
3,000,000 5.950%,  1/28/2031 2,540,040
Total 7,064,390
Mortgage-Backed Securities  0.5%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
6,967,277 5.500%,  7/1/2053 7,018,395
Total 7,018,395
Technology  7.1%
Accenture Capital, Inc.
900,000 4.250%,  10/4/2031 883,598
775,000 4.500%,  10/4/2034 748,854
Principal
Amount Long-Term Fixed Income  97.8% Value
Technology  7.1% - continued
Apple, Inc.
$ 1,900,000 2.700%,  8/5/2051 $ 1,197,173
2,250,000 3.950%,  8/8/2052 1,810,963
1,420,000 3.750%,  9/12/2047 1,128,587
Broadcom, Inc.
1,000,000 5.150%,  11/15/2031 1,014,131
1,582,000 3.469%,  4/15/2034
c
1,392,563
2,350,000 3.137%,  11/15/2035
c
1,947,808
4,050,000 3.187%,  11/15/2036
c
3,324,223
2,200,000 4.926%,  5/15/2037
c
2,115,262
Cisco Systems, Inc.
1,350,000 4.950%,  2/26/2031 1,377,090
1,600,000 5.050%,  2/26/2034 1,621,538
Dell International, LLC/EMC
Corporation
2,575,000 4.850%,  2/1/2035
d
2,456,340
464,000 8.350%,  7/15/2046 583,135
Equinix Europe 2 Financing
Corporation, LLC
2,800,000 5.500%,  6/15/2034 2,853,227
Equinix, Inc.
2,200,000 2.000%,  5/15/2028 2,036,417
Fiserv, Inc.
1,750,000 2.650%,  6/1/2030 1,575,415
3,000,000 5.600%,  3/2/2033 3,082,733
3,200,000 5.150%,  8/12/2034 3,173,907
Foundry JV Holdco, LLC
2,900,000 6.150%,  1/25/2032
c
3,014,886
3,300,000 5.900%,  1/25/2033
c
3,358,022
Global Payments, Inc.
1,100,000 5.300%,  8/15/2029 1,116,876
1,200,000 5.400%,  8/15/2032
d
1,214,159
Hewlett Packard Enterprise
Company
2,025,000 5.000%,  10/15/2034 1,972,848
Intel Corporation
1,800,000 4.100%,  5/11/2047 1,329,853
Marvell Technology, Inc.
1,400,000 4.875%,  6/22/2028 1,406,196
1,350,000 2.950%,  4/15/2031 1,204,763
Mastercard, Inc.
1,000,000 4.850%,  3/9/2033 1,008,429
2,550,000 4.550%,  1/15/2035 2,485,141
Microchip Technology, Inc.
1,100,000 5.050%,  3/15/2029 1,107,448
Micron Technology, Inc.
2,500,000 5.800%,  1/15/2035 2,559,995
Microsoft Corporation
2,000,000 2.500%,  9/15/2050 1,242,469
NXP BV/NXP Funding, LLC
1,300,000 5.550%,  12/1/2028 1,331,441
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
1,150,000 4.300%,  6/18/2029 1,126,783
1,200,000 3.250%,  5/11/2041 879,668
Oracle Corporation
3,300,000 5.550%,  2/6/2053 3,084,373
2,600,000 3.950%,  3/25/2051 1,909,609
3,450,000 6.150%,  11/9/2029 3,652,128
1,300,000 5.250%,  2/3/2032 1,316,765
3,300,000 6.250%,  11/9/2032 3,519,620
1,700,000 4.300%,  7/8/2034 1,581,197
2,650,000 4.000%,  7/15/2046 2,026,618

Income Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  97.8% Value
Technology  7.1% - continued
PayPal Holdings, Inc.
$ 2,200,000 5.150%,  6/1/2034 $ 2,209,594
Roper Technologies, Inc.
2,700,000 4.900%,  10/15/2034 2,638,736
Synopsys, Inc.
1,800,000 5.000%,  4/1/2032 1,804,436
2,500,000 5.150%,  4/1/2035 2,513,164
Texas Instruments, Inc.
2,400,000 5.000%,  3/14/2053 2,237,609
VeriSign, Inc.
1,750,000 5.250%,  6/1/2032 1,765,425
VMware, LLC
1,850,000 2.200%,  8/15/2031 1,572,448
Total 92,513,663
Transportation  2.4%
Air Canada
1,600,000 3.875%,  8/15/2026
c
1,564,611
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
508,334 5.500%,  4/20/2026
c
506,943
3,850,000 5.750%,  4/20/2029
c
3,767,154
Burlington Northern Santa Fe, LLC
2,000,000 4.700%,  9/1/2045 1,799,654
2,200,000 4.050%,  6/15/2048 1,776,209
Canadian Pacific Railway
Company
2,957,000 4.700%,  5/1/2048 2,595,279
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
3,100,000 4.750%,  10/20/2028
c
3,087,116
ERAC USA Finance, LLC
2,530,000 4.200%,  11/1/2046
c
2,075,298
FedEx Corporation
1,750,000 3.250%,  5/15/2041
c
1,244,061
Mileage Plus Holdings, LLC
1,800,000 6.500%,  6/20/2027
c
1,807,759
Norfolk Southern Corporation
4,500,000 4.450%,  3/1/2033 4,348,076
United Airlines Pass Through Trust
750,728 3.750%,  9/3/2026
d
739,375
United Airlines, Inc.
2,273,000 4.375%,  4/15/2026
c
2,236,856
3,000,000 4.625%,  4/15/2029
c
2,838,840
Total 30,387,231
U.S. Government & Agencies  4.1%
U.S. Treasury Bonds
13,750,000 4.250%,  8/15/2054 12,978,711
15,500,000 4.500%,  11/15/2054 15,272,344
10,500,000 4.375%,  8/15/2043 10,232,578
U.S. Treasury Notes
2,000,000 4.000%,  2/28/2030 2,004,531
12,650,000 3.875%,  8/15/2034 12,329,797
Total 52,817,961
Utilities  8.0%
AES Corporation
1,300,000 7.600%,  1/15/2055
b
1,311,842
American Electric Power
Company, Inc.
2,075,000 7.050%,  12/15/2054
b
2,108,617
1,250,000 5.625%,  3/1/2033
d
1,281,949
Principal
Amount Long-Term Fixed Income  97.8% Value
Utilities  8.0% - continued
American Water Capital
Corporation
$ 1,700,000 3.450%,  5/1/2050 $ 1,196,319
Arizona Public Service Company
2,050,000 5.550%,  8/1/2033 2,075,140
Berkshire Hathaway Energy
Company
1,825,000 4.450%,  1/15/2049 1,516,184
CenterPoint Energy, Inc.
1,275,000 7.000%,  2/15/2055
b
1,294,518
2,500,000 6.700%,  5/15/2055
b
2,464,997
1,750,000 2.950%,  3/1/2030 1,600,831
2,150,000 2.650%,  6/1/2031 1,887,136
Commonwealth Edison Company
1,050,000 5.650%,  6/1/2054 1,039,634
Consolidated Edison Company of
New York, Inc.
1,876,000 3.850%,  6/15/2046 1,452,935
2,250,000 4.125%,  5/15/2049 1,775,629
Constellation Energy Generation,
LLC
2,100,000 5.800%,  3/1/2033 2,174,748
Consumers Energy Company
1,350,000 4.600%,  5/30/2029 1,352,791
Dominion Energy, Inc.
1,550,000 6.875%,  2/1/2055
b
1,604,798
1,000,000 4.350%,  1/15/2027
b,e
971,846
DTE Energy Company
2,150,000 5.100%,  3/1/2029 2,178,388
2,350,000 5.200%,  4/1/2030 2,379,773
1,550,000 5.850%,  6/1/2034 1,602,262
Duke Energy Corporation
2,450,000 3.250%,  1/15/2082
b
2,312,446
1,750,000 3.500%,  6/15/2051 1,191,146
3,000,000 5.000%,  8/15/2052 2,617,072
1,500,000 6.450%,  9/1/2054
b
1,497,468
2,200,000 3.750%,  9/1/2046 1,619,951
Exelon Corporation
1,800,000 4.100%,  3/15/2052 1,384,176
2,850,000 5.875%,  3/15/2055 2,843,868
FirstEnergy Corporation
2,730,000 3.900%,  7/15/2027 2,684,340
2,800,000 4.850%,  7/15/2047 2,394,411
FirstEnergy Transmission, LLC
2,800,000 2.866%,  9/15/2028
c
2,634,239
2,150,000 5.450%,  7/15/2044
c
2,095,272
Florida Power & Light Company
650,000 5.300%,  6/15/2034 665,220
Georgia Power Company
2,350,000 4.850%,  3/15/2031 2,363,782
800,000 5.250%,  3/15/2034 807,181
Indiana Michigan Power Company
1,000,000 5.625%,  4/1/2053 980,917
National Rural Utilities Cooperative
Finance Corporation
1,600,000 4.400%,  11/1/2048 1,335,898
Nevada Power Company
825,000 6.000%,  3/15/2054 841,799
NextEra Energy Capital Holdings,
Inc.
2,050,000 6.750%,  6/15/2054
b
2,092,531
1,650,000 5.300%,  3/15/2032 1,676,837
NiSource, Inc.
1,050,000 5.200%,  7/1/2029 1,069,398

Income Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  97.8% Value
Utilities  8.0% - continued
$ 1,350,000 3.600%,  5/1/2030 $ 1,278,396
1,170,000 4.375%,  5/15/2047 962,583
Oncor Electric Delivery Company,
LLC
1,740,000 3.750%,  4/1/2045 1,343,570
Pacific Gas and Electric Company
1,000,000 5.900%,  10/1/2054 947,122
1,400,000 3.300%,  12/1/2027 1,343,178
3,300,000 4.550%,  7/1/2030 3,194,277
1,850,000 5.800%,  5/15/2034 1,868,039
PPL Electric Utilities Corporation
1,350,000 4.850%,  2/15/2034 1,333,872
Public Service Company of
Colorado
1,300,000 4.500%,  6/1/2052 1,085,189
Public Service Enterprise Group,
Inc.
1,750,000 5.200%,  4/1/2029 1,783,223
1,350,000 5.400%,  3/15/2035 1,357,521
San Diego Gas & Electric
Company
800,000 5.400%,  4/15/2035 805,717
2,200,000 4.150%,  5/15/2048 1,728,622
Southern California Edison
Company
1,600,000 5.450%,  3/1/2035
d
1,584,285
Southern Company
2,500,000 5.700%,  10/15/2032 2,598,536
1,700,000 4.000%,  1/15/2051
b
1,678,396
1,650,000 3.750%,  9/15/2051
b
1,603,311
Southern Company Gas Capital
Corporation
2,550,000 4.950%,  9/15/2034 2,482,399
Virginia Electric and Power
Company
1,000,000 5.550%,  8/15/2054 970,164
2,200,000 5.000%,  1/15/2034 2,173,079
Vistra Operations Company, LLC
1,450,000 5.050%,  12/30/2026
c
1,454,122
Xcel Energy, Inc.
1,600,000 5.600%,  4/15/2035 1,606,328
Total 103,560,218
Total Long-Term Fixed Income
(cost $1,306,182,226) 1,265,870,626
Shares
Collateral Held for Securities
Loaned 2.1% Value
26,880,530 Thrivent Cash Management Trust 26,880,530
Total Collateral Held for
Securities Loaned
(cost $26,880,530) 26,880,530
Shares
Registered Investment
Companies   0.5% Value
U.S. Unaffiliated   0.5%
70,000 SPDR Bloomberg High Yield Bond
ETF
d
6,671,000
Total 6,671,000
Total Registered Investment
Companies (cost $6,682,193) 6,671,000
Shares Preferred Stock 0.4% Value
Capital Goods  0.4%
80,000 Boeing Company, Convertible,
6.000% $ 4,786,400
Total 4,786,400
Total Preferred Stock
(cost $4,255,332) 4,786,400
Shares Common Stock <0.1% Value
Financials  <0.1%
2,247 Glitnir HoldCo ehf.
h,i
0
Total 0
Total Common Stock
(cost $–) 0
Shares or
Principal
Amount Short-Term Investments 0.7% Value
Federal Home Loan Bank Discount
Notes
500,000 4.232%, 4/23/2025
j,k
498,652
Federal National Mortgage
Association Discount Notes
400,000 4.210%, 4/11/2025
j,k
399,484
State Street Institutional U.S.
Government Money Market
Fund
8,940,666 4.293%
j
8,940,666
Total Short-Term Investments
(cost $9,838,905) 9,838,802
Total Investments (cost
$1,353,839,186) 101.5% $1,314,047,358
Other Assets and Liabilities, Net
(1.5%) (19,352,752)
Total Net Assets 100.0% $1,294,694,606
a All or a portion of the security is insured or guaranteed.
b Denotes variable rate securities. The rate shown is as of
March 31, 2025. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of March 31, 2025, the value of these investments was $254,514,907 or 19.7%
of total net assets.
d All or a portion of the security is on loan.
e Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
f Defaulted security.  Interest is not being accrued.
g Principal amount is displayed in Euros.
h Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
i Non-income producing security.
j The interest rate shown reflects the yield.

Income Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

k All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Income
Portfolio as of March 31, 2025 was $517,500 or 0.04% of
total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of March 31, 2025.
Security
Acquisition
Date Cost
Credit Suisse Group AG  8/4/2020 $ 2,450,000
Credit Suisse Group AG  7/9/2018 1,950,000
Credit Suisse Group AG  5/17/2021 2,765,679
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Income Portfolio as of
March 31, 2025:
Securities Lending Transactions
Long-Term Fixed Income $ 19,547,937
Common Stock 6,604,290
Total lending $26,152,227
Gross amount payable upon return of
collateral for securities loaned $26,880,530
Net amounts due to counterparty $728,303
Definitions:
ETF - Exchange Traded Fund
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
H15T 5Y - U. S. Treasury Yield Curve Rate Treasury Note
Constant Maturity 5 Year
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year

Income Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2025, in valuing Income Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 45,816 – 45,816 –
Basic Materials 25,010,732 – 25,010,732 –
Capital Goods 54,929,615 – 54,929,615 –
Collateralized Mortgage Obligations 13,032,688 – 13,032,688 –
Commercial Mortgage-Backed Securities 3,787,279 – 3,787,279 –
Communications Services 97,972,213 – 97,972,213 –
Consumer Cyclical 94,636,981 – 94,636,981 –
Consumer Non-Cyclical 125,208,692 – 125,208,692 –
Energy 73,989,829 – 73,989,829 –
Financials @ 483,894,923 – 483,894,923 –
Foreign Government 7,064,390 – 7,064,390 –
Mortgage-Backed Securities 7,018,395 – 7,018,395 –
Technology 92,513,663 – 92,513,663 –
Transportation 30,387,231 – 30,387,231 –
U.S. Government & Agencies 52,817,961 – 52,817,961 –
Utilities 103,560,218 – 103,560,218 –
Registered Investment Companies
U.S. Unaffiliated 6,671,000 6,671,000 – –
Preferred Stock
Capital Goods 4,786,400 4,786,400 – –
Common Stock
Financials @ 0 – – 0
Short-Term Investments 9,838,802 8,940,666 898,136 –
Subtotal Investments in Securities $1,287,166,828 $20,398,066 $1,266,768,762 $0
Other Investments  * Total
Collateral Held for Securities Loaned 26,880,530
Subtotal Other Investments $26,880,530
Total Investments at Value $1,314,047,358
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
@ Level 3 security in this section is fair valued at <$1.
The following table is a summary of the inputs used, as of March 31, 2025, in valuing Income Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 361,002 361,002 – –
Total Asset Derivatives $361,002 $361,002 $– $–

Income Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
The following table presents Income Portfolio's futures contracts held as of March 31, 2025. Investments and/or cash totaling $898,136 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT U.S. Long Bond 54 June 2025 $ 6,270,482 $ 62,706
Ultra 10-Yr. U.S. Treasury Note 225 June 2025 25,379,829 298,296
Total Futures Long Contracts $ 31,650,311 $ 361,002
Total Futures Contracts $ 31,650,311 $361,002
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Income Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
3/31/2025
Shares Held at
3/31/2025
% of Net
Assets
3/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% $4,701 $71,252 $75,953 $– – –
Total Affiliated Short-Term Investments 4,701 – –
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 18,182 56,348 47,649 26,881 26,881 2.1%
Total Collateral Held for Securities Loaned 18,182 26,881 2.1
Total Value $22,883 $26,881
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 3/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% $– $– $ – $73
Total Income/Non Cash Income from Affiliated
Investments $73
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 15
Total Affiliated Income from Securities Loaned, Net $15
Total Value $– $– $ –

International Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 89.3% Value
Australia  5.6%
26,445 Amotiv, Ltd. $ 148,091
267,144 AMP, Ltd. 207,997
12,032 Ampol, Ltd. 176,998
4,880 Ansell, Ltd. 103,931
443,617 APA Group 2,197,586
29,876 Arena REIT 64,670
87,324 Aristocrat Leisure, Ltd. 3,531,664
327,011 Aurizon Holdings, Ltd. 635,718
53,870 Austal, Ltd.
a
141,471
230,767 Australia and New Zealand
Banking Group, Ltd. 4,225,141
412,165 BHP Group, Ltd. 10,000,443
20,527 BlueScope Steel, Ltd. 274,938
271,247 Brambles, Ltd. 3,426,733
10,166 Breville Group, Ltd. 200,601
59,899 BWP Trust 129,798
46,432 Centuria Capital Group 46,591
30,183 Challenger, Ltd. 114,722
76,629 Charter Hall Retail REIT 172,475
109,085 Coles Group, Ltd. 1,335,287
95,519 Commonwealth Bank of Australia 9,083,296
23,790 Computershare, Ltd. 586,402
34,451 CSL, Ltd. 5,422,230
89,564 Deterra Royalties, Ltd. 202,580
86,911 Dexus Industria REIT 140,727
143,073 DEXUS Property Group 636,233
438,603 Dyno Nobel, Ltd. 703,432
34,585 Evolution Mining, Ltd. 154,747
19,359 Goodman Group 347,430
18,011 Helia Group, Ltd. 45,311
208,157 HomeCo Daily Needs REIT 154,528
370 HUB24, Ltd. 15,951
54,426 Inghams Group, Ltd. 106,983
572,200 Insurance Australia Group, Ltd. 2,783,499
21,609 IRESS, Ltd. 110,403
36,393 JB Hi-Fi, Ltd. 2,127,183
26,480 Jumbo Interactive, Ltd. 175,600
5,647 Macquarie Group, Ltd. 702,752
3,707 Mineral Resources, Ltd.
a
55,972
151,624 National Australia Bank, Ltd. 3,261,243
12,013 Netwealth Group, Ltd. 195,141
72,211 New Hope Corporation, Ltd. 168,040
166,485 Nickel Industries, Ltd. 62,325
108,933 Northern Star Resources, Ltd. 1,257,654
61,651 NRW Holdings, Ltd. 107,108
28,998 Orica, Ltd. 309,936
24,970 Origin Energy, Ltd. 165,236
385,280 Perenti, Ltd. 323,000
290,908 Perseus Mining, Ltd. 611,933
11,693 Premier Investments, Ltd. 147,154
15,930 Pro Medicus, Ltd. 2,016,353
250,668 QBE Insurance Group, Ltd. 3,463,529
247,992 Regis Resources, Ltd.
a
613,370
145,275 Reliance Worldwide Corporation,
Ltd. 410,787
223,490 Resolute Mining, Ltd.
a
65,299
53,837 Rio Tinto, Ltd.
b
3,906,415
79,368 Stanmore Resources, Ltd. 105,782
90,597 Steadfast Group, Ltd. 329,431
42,216 Super Retail Group, Ltd. 343,425
158,142 Technology One, Ltd. 2,781,608
957,156 Telstra Corporation, Ltd. 2,528,608
190,514 Ventia Services Group, Pty. Ltd. 481,518
105,583 Viva Energy Group, Ltd.
c
113,474
181,869 Waypoint REIT, Ltd. 270,944
Shares Common Stock  89.3% Value
Australia  5.6%  - continued
46,414 Wesfarmers, Ltd. $ 2,104,135
170,766 Westpac Banking Corporation 3,402,939
105,451 Woodside Energy Group, Ltd. 1,531,989
18,214 Worley, Ltd. 165,702
Total 81,934,192
Austria  <0.1%
25,366 ams OSRAM AG
a
223,465
Total 223,465
Belgium  0.4%
88,599 Anheuser-Busch InBev NV 5,447,210
7,691 Bekaert SA 276,356
314 Cofinimmo SA 20,714
1,124 Elia System Operator SA 97,489
2,482 Groupe Bruxelles Lambert SA 185,204
225 Melexis NV 12,670
Total 6,039,643
Bermuda  0.3%
250,000 Cafe de Coral Holdings, Ltd. 236,245
108,300 Hongkong Land Holdings, Ltd. 467,856
68,200 Jardine Matheson Holdings, Ltd. 2,880,276
18,509 Odfjell Drilling, Ltd. 102,795
475,500 Yue Yuen Industrial Holdings, Ltd. 763,957
Total 4,451,129
Brazil  0.4%
369,700 Ambev SA 878,503
153,300 Banco do Brasil SA 758,112
136,508 Companhia Energetica de Minas
Gerais ADR 240,254
1,612 Companhia Paranaense de Energia
- COPEL ADR 10,865
79,700 Cury Construtora e Incorporadora
SA 341,066
29,700 Direcional Engenharia SA 162,853
4,565 Embraer SA ADR
a
210,903
151,407 Gerdau SA ADR 429,996
151,470 Itau Unibanco Holding SA ADR 833,085
45,100 JBS SA 325,222
59,300 Magazine Luiza SA
a
105,372
14,100 Metalurgica Gerdau SA 22,114
13,712 Petroleo Brasileiro SA ADR 196,630
68,300 Telefonica Brasil SA 598,685
91,059 Vale SA ADR 908,769
Total 6,022,429
Cayman Islands  1.8%
261,000 3SBio, Inc.
c
401,289
118,000 AAC Technologies Holdings, Inc. 719,940
303,600 Alibaba Group Holding, Ltd. 5,023,360
529,000 China Feihe, Ltd.
c
399,163
164,000 China Mengniu Dairy Company,
Ltd. 405,067
199,500 China Resources Land, Ltd. 661,783
154,000 Consun Pharmaceutical Group,
Ltd. 182,616
406,000 Geely Automobile Holdings, Ltd. 871,523
474,500 Greentown China Holdings, Ltd. 672,972
64,183 JD.com, Inc. 1,320,343
4,880 JOYY, Inc. ADR
a
204,862
218,000 Kingboard Holdings, Ltd. 623,225
61,352 Meituan
a,c
1,234,554
17,000 NetDragon Websoft Holdings, Ltd. 22,273

International Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  89.3% Value
Cayman Islands  1.8%  - continued
32,553 NU Holdings, Ltd./Cayman Islands
a
$ 333,343
6,929 PDD Holdings, Inc. ADR
a
820,047
29,200 Pop Mart International Group, Ltd.
c
590,154
1,130,500 Shui On Land, Ltd. 99,052
66,000 Stella International Holdings, Ltd. 146,903
130,324 Tencent Holdings, Ltd. 8,327,176
136,000 Tingyi (Cayman Islands) Holding
Corporation 228,325
124,000 VSTECS Holdings, Ltd. 106,528
1,703,000 WH Group, Ltd.
c
1,563,702
204,200 Xiaomi Corporation
a,c
1,292,122
277,000 Zhongsheng Group Holdings, Ltd. 487,827
Total 26,738,149
Chile  <0.1%
6,075 Banco de Chile ADR 160,927
4,657 Banco de Credito e Inversiones SA 172,098
48,739 Cencosud SA 148,854
687,304 Colbun SA 96,631
1 Enel Americas SA 0
Total 578,510
China  1.2%
18,000 Anhui Conch Cement Company,
Ltd., Class H 50,908
11,700 Anker Innovations Technology
Company, Ltd. 166,568
56,900 Avary Holding Shenzhen Company,
Ltd. 286,117
726,000 BAIC Motor Corporation, Ltd.
c
189,001
319,800 BOE Technology Group Company,
Ltd. 183,098
1,600 BYD Company, Ltd., Class A 83,157
1,500 BYD Company, Ltd., Class H 75,955
522,000 China Construction Bank
Corporation, Class H 462,578
126,000 China Life Insurance Company,
Ltd. 243,556
1,070,300 China Southern Airlines Company,
Ltd.
a
837,118
603,600 China Tower Corporation, Ltd.
c
813,080
2,008,100 China United Network
Communications, Ltd. 1,541,684
34,000 CITIC Securities Company, Ltd.,
Class H 89,114
953,000 CRRC Corporation, Ltd. 594,566
18,900 Guotai Junan Securities Company,
Ltd. 44,845
184,400 Haier Smart Home Company, Ltd.,
Class H 594,417
8,500 Hithink RoyalFlush Information
Network Company, Ltd. 334,485
252,800 Huatai Securities Company, Ltd.
c
407,631
900 Huatai Securities Company, Ltd.,
Class A 2,055
461,700 Huaxia Bank Company, Ltd. 499,016
51,700 Industrial and Commercial Bank of
China, Ltd., Class A 49,147
541,000 Industrial and Commercial Bank of
China, Ltd., Class H 386,047
168,500 Inner Mongolia Yili Industrial Group
Company, Ltd. 652,492
610,000 Lenovo Group, Ltd. 828,967
73,300 Lens Technology Company, Ltd. 256,961
2,200 Midea Group Company, Ltd. 23,824
Shares Common Stock  89.3% Value
China  1.2%  - continued
122,300 New China Life Insurance
Company, Ltd. $ 467,603
1,320,000 People's Insurance Company
(Group) of China, Ltd., Class H 683,768
72,000 PICC Property and Casualty
Company, Ltd. 133,323
9,200 Ping An Insurance (Group)
Company of China, Ltd., Class A 65,548
264,000 Ping An Insurance (Group)
Company of China, Ltd., Class H 1,575,804
526,500 SAIC Motor Corporation, Ltd. 1,150,620
62,100 Seres Group Company, Ltd. 1,083,340
16,000 Shanghai Conant Optical
Company, Ltd. 56,941
188,900 Shanghai Pharmaceuticals Holding
Company, Ltd., Class H 271,892
250,500 Shenwan Hongyuan Group
Company, Ltd. 170,486
429,600 Sinopharm Group Company, Ltd. 996,930
134,800 Suzhou Dongshan Precision
Manufacturing Company, Ltd. 611,364
145,000 Tong Ren Tang Technologies
Company, Ltd. 88,987
67,900 Universal Scientific Industrial
Shanghai Company, Ltd. 163,900
27,800 WuXi AppTec Company, Ltd., Class
H
c
248,262
39,000 Xinhua Winshare Publishing and
Media Company, Ltd. 54,074
6,500 ZTE Corporation, Class A 30,798
64,200 ZTE Corporation, Class H 198,087
Total 17,748,114
Colombia  0.1%
2,270 Bancolombia SA 25,479
19,953 Bancolombia SA ADR 802,111
Total 827,590
Cyprus  <0.1%
18,642 Ros Agro plc GDR
a,d
0
Total 0
Czech Republic  <0.1%
1 CEZ AS 50
75 Philip Morris CR 58,161
Total 58,211
Denmark  1.6%
394 A.P. Moller - Maersk AS, Class A 674,926
2,100 A.P. Moller - Maersk AS, Class B
b
3,654,901
18,581 ALK-Abello AS
a
374,945
3,073 ChemoMetec AS 221,560
3,677 DFDS AS
a
48,147
8,288 H Lundbeck AS, Class A 34,653
82,696 H Lundbeck AS, Class B 416,635
7,240 NKT AS
a
493,309
201,941 Novo Nordisk AS 13,808,390
19,399 Pandora AS 2,973,116
6,389 Per Aarsleff Holding AS 452,822
2,620 Royal Unibrew AS 208,605
18,256 Scandinavian Tobacco Group AS
c
266,181
6,184 Sydbank AS 387,943
Total 24,016,133

International Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  89.3% Value
Egypt  <0.1%
15,733 Commercial International Bank
Egypt SAE GDR $ 23,757
Total 23,757
Finland  0.5%
361,123 Fortum Oyj
b
5,913,588
6,493 Huhtamaki Oyj 231,171
7,696 Kalmar Oyj 254,346
15,787 Kemira Oyj 343,389
32,208 Kojamo Oyj
a
293,701
1,586 Konecranes Oyj 101,501
Total 7,137,696
France  7.6%
52,824 Air Liquide SA 10,033,696
159,439 BNP Paribas SA 13,325,850
78,198 Compagnie de Saint-Gobain SA 7,789,861
143,544 Compagnie Generale des
Etablissements Michelin SCA 5,045,094
809,121 Credit Agricole SA 14,731,751
78,911 Danone SA 6,035,547
748,577 Engie SA 14,586,686
3,372 FDJ United
c
106,104
30,638 FORVIA SE 251,416
1,966 Hermes International SCA 5,172,797
6,785 ICADE 153,889
20,280 Ipsos SA 919,258
25,496 Legrand SA 2,700,126
7,582 LVMH Moet Hennessy Louis Vuitton
SE 4,695,384
17,926 Renault SA 908,072
32,587 Safran SA 8,579,643
61,892 Schneider Electric SE 14,287,525
1,701 Sopra Steria Group 316,174
16,252 Technip Energies NV 530,262
11,137 Valeo SE 104,559
4,985 Wendel SA 481,944
Total 110,755,638
Germany  7.2%
26,967 Adidas AG 6,360,469
60,991 Allianz SE 23,341,927
4,154 Dermapharm Holding SE 164,241
122,314 Deutsche Bank AG 2,915,628
74,408 Deutsche Boerse AG 21,954,872
245,751 Deutsche Telekom AG 9,073,150
9,722 Deutz AG 71,483
4,971 Duerr AG 125,576
47,554 E.ON SE 717,818
1,604 Eckert & Ziegler SE 97,282
2,312 Freenet AG 88,099
29,595 Fresenius Medical Care AG 1,472,652
2,359 Fuchs Petrolub SE 113,661
1,115 Gerresheimer AG 84,917
32,507 Heidelberg Materials AG 5,603,496
686 HENSOLDT AG 46,044
1,675 Hornbach Holding AG & Company
KGaA 162,504
5,129 Jenoptik AG 107,070
12,986 Jungheinrich AG 453,204
1,427 KION Group AG 59,843
5,805 LANXESS AG 176,582
3,068 LEG Immobilien SE 216,864
4,943 Rheinmetall AG 7,073,073
15,032 SAF-Holland SE 267,059
Shares Common Stock  89.3% Value
Germany  7.2%  - continued
71,605 SAP SE $ 19,186,593
8,008 Siemens AG 1,849,423
35,473 Siemens Energy AG
a
2,102,917
3,968 Stabilus SE 104,251
4,784 SUSS MicroTec SE 179,347
35,368 TAG Immobilien AG
a
482,270
33,632 TUI AG
a
232,007
Total 104,884,322
Greece  <0.1%
81,556 Eurobank Ergasias Services and
Holdings SA 219,081
18,346 HELLENiQ ENERGY Holdings SA 151,809
9,358 OPAP SA 185,906
Total 556,796
Hong Kong  1.2%
124,000 China Overseas Grand Oceans
Group, Ltd. 29,940
99,000 China Resources Pharmaceutical
Group, Ltd.
c
64,361
132,800 China Taiping Insurance Holdings
Company, Ltd. 202,180
1,283,500 CK Hutchison Holdings, Ltd. 7,235,010
591,000 Henderson Land Development
Company, Ltd. 1,699,888
845,200 Link REIT 3,960,754
284,000 Sun Hung Kai Properties, Ltd. 2,705,852
94,000 Techtronic Industries Company,
Ltd. 1,126,522
346,000 United Laboratories International
Holdings, Ltd. 651,139
38,100 VTech Holdings, Ltd. 279,420
378,000 Yuexiu Property Company, Ltd. 257,902
Total 18,212,968
Hungary  0.1%
49,563 MOL Hungarian Oil & Gas plc 390,849
10,557 OTP Bank Nyrt 710,295
15,661 Richter Gedeon Nyrt 431,371
Total 1,532,515
India  1.7%
44,467 Adani Power, Ltd.
a
262,811
9,065 Bajaj Auto, Ltd. 832,143
304,939 Bharat Petroleum Corporation, Ltd. 987,558
101,617 Bharti Airtel, Ltd. 2,054,318
65 Bosch, Ltd. 21,513
78,117 Chambal Fertilisers and Chemicals,
Ltd. 568,595
85,036 Cipla, Ltd. 1,429,020
1,021 CRISIL, Ltd. 49,919
6,864 Cummins India, Ltd. 243,646
3,960 Eicher Motors, Ltd. 247,039
645 GE Vernova T&D India, Ltd. 11,671
3,033 Gujarat Gas, Ltd. 14,573
21,476 HCL Technologies, Ltd. 397,850
30,719 HDFC Asset Management
Company, Ltd.
c
1,437,228
55,677 HDFC Bank, Ltd. 1,186,823
31,832 Hero MotoCorp, Ltd. 1,381,402
164,181 Hindalco Industries, Ltd. 1,302,800
7,986 Hindustan Aeronautics, Ltd. 388,041
83,871 Hindustan Petroleum Corporation,
Ltd. 351,076

International Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  89.3% Value
India  1.7%  - continued
65,317 ICICI Bank, Ltd. ADR $ 2,058,792
25,205 Infosys, Ltd. ADR 459,991
42,281 Jindal Saw, Ltd. 132,643
22,770 LT Foods, Ltd. 100,980
10,966 Lupin, Ltd. 259,654
10,129 Mahindra & Mahindra, Ltd. 314,396
5,209 Maruti Suzuki India, Ltd. 699,758
156 MRF, Ltd. 205,061
25,382 Oberoi Realty, Ltd. 483,398
36,719 Oil & Natural Gas Corporation, Ltd. 105,524
1,219 Page Industries, Ltd. 607,525
7,799 Persistent Systems, Ltd. 500,505
7,459 Pidilite Industries, Ltd. 248,216
59,541 Power Finance Corporation, Ltd. 286,486
29,041 Reliance Industries, Ltd. 431,762
42,539 Tata Consultancy Services, Ltd. 1,789,470
93,638 Tech Mahindra, Ltd. 1,544,503
4,898 Trent, Ltd. 303,624
2,744 UltraTech Cement, Ltd. 368,056
12,123 United Spirits, Ltd. 198,356
40,069 Wipro, Ltd. ADR 122,611
30,741 Zydus Lifesciences, Ltd. 317,965
Total 24,707,302
Indonesia  0.1%
3,508,100 Bank Central Asia Tbk PT 1,800,655
Total 1,800,655
Ireland  0.2%
357,423 AIB Group plc 2,308,678
Total 2,308,678
Israel  1.0%
44,320 Bank Hapoalim BM 601,025
159,568 Bank Leumi Le-Israel BM 2,148,837
2,644 Camtek, Ltd./Israel 154,885
28,870 Check Point Software Technologies,
Ltd.
a
6,580,050
4,210 Delek Group, Ltd. 654,258
686 First International Bank of Israel,
Ltd. 34,720
1,246 Hilan, Ltd. 76,198
1,287 Israel Corporation, Ltd. 346,923
11,851 Ituran Location and Control, Ltd. 428,532
10,145 Nova, Ltd.
a
1,883,499
408,786 Oil Refineries, Ltd. 97,244
8,222 One Software Technologies, Ltd. 152,409
44,101 Plus500, Ltd. 1,563,194
13,757 Tower Semiconductor, Ltd.
a
488,414
2,512 ZIM Integrated Shipping Services,
Ltd. 36,650
Total 15,246,838
Italy  2.8%
24,934 ACEA SPA 513,611
9,323 Arnoldo Mondadori Editore SPA 21,473
15,780 Azimut Holding SPA 441,831
14,047 Banca IFIS SPA 327,011
1,615,059 Banca Monte dei Paschi di Siena
SPA 12,844,994
34,095 Banca Popolare di Sondrio SPA 412,455
3,466 Brunello Cucinelli SPA 398,183
71,095 Buzzi SPA 3,421,057
269,696 Eni SPA 4,171,274
790,539 Italgas SPA 5,668,337
Shares Common Stock  89.3% Value
Italy  2.8%  - continued
66,668 Leonardo SPA $ 3,246,665
136,173 OVS SPA
c
468,844
387,078 Pirelli & C. SPA
c
2,304,071
116,600 Recordati SPA 6,607,495
604 Reply SPA 98,937
Total 40,946,238
Japan  18.4%
81,700 Advantest Corporation 3,641,900
8,700 Ain Holdings, Inc. 293,444
2,400 Alfresa Holdings Corporation 33,972
152,300 Amada Company, Ltd. 1,483,341
8,200 Anycolor, Inc. 177,271
29,600 Arcs Company, Ltd. 574,156
10,400 Artience Company, Ltd. 215,325
3,900 Autobacs Seven Company, Ltd. 39,314
6,400 BayCurrent, Inc. 277,338
4,000 BIPROGY, Inc. 123,458
4,800 BML, Inc. 96,992
8,900 Canon Electronics, Inc. 148,378
11,500 Capcom Company, Ltd. 283,838
11,500 Central Glass Company, Ltd. 249,658
8,300 Chudenko Corporation 183,676
24,400 COMSYS Holdings Corporation 519,082
6,400 Concordia Financial Group, Ltd. 42,490
7,800 Cover Corporation
a
125,912
283,700 Dai Nippon Printing Company, Ltd. 4,039,163
106,000 Dai-ichi Mutual Life Insurance
Company, Ltd. 809,366
15,300 Daiichi Sankyo Company, Ltd. 364,352
600 Daikin Industries, Ltd. 65,111
180 Daiwa House REIT Investment
Corporation 284,387
574,600 Daiwa Securities Group, Inc. 3,868,925
9,100 DISCO Corporation 1,858,417
2,900 Doshisha Company, Ltd. 42,387
43,100 Doutor Nichires Holdings
Company, Ltd. 699,203
14,300 DTS Corporation 382,941
2,200 Ebara Corporation 33,485
75,300 Eneos Holdings, Inc. 397,133
5,800 F.C.C. Company, Ltd. 121,192
5,500 Fast Retailing Company, Ltd. 1,637,303
12,700 Ferrotec Holdings Corporation 228,869
10,200 Financial Partners Group Company,
Ltd. 157,881
34,400 FUJIFILM Holdings NPV 659,069
73,500 Fujitsu, Ltd. 1,462,716
8,400 Fuyo General Lease Company, Ltd. 216,971
10,400 Glory, Ltd. 183,234
34,400 GREE Holdings, Inc. 135,266
23,800 Gunze, Ltd. 419,236
5,200 Hanwa Company, Ltd. 170,418
30,400 Haseko Corporation 400,221
70,700 Heiwa Corporation 1,108,950
237,200 Hitachi, Ltd. 5,569,315
712,500 Honda Motor Company, Ltd. 6,447,822
25 Hoshino Resorts REIT, Inc. 33,826
45,900 Hoya Corporation 5,180,205
17,800 Hyakugo Bank, Ltd. 88,467
1,400 IHI Corporation 97,704
8,100 Iida Group Holdings Company, Ltd. 123,570
91,900 Inaba Denki Sangyo Company, Ltd. 2,341,934
41,000 INFRONEER Holdings, Inc. 331,202
45,000 ITOCHU Corporation 2,089,033

International Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  89.3% Value
Japan  18.4%  - continued
2,500 Jaccs Company, Ltd. $ 65,650
519,200 Japan Post Holdings Company,
Ltd. 5,206,236
34,500 Japan Post Insurance Company,
Ltd. 703,109
262,300 Japan Tobacco, Inc. 7,209,617
7,800 Juroku Financial Group, Inc. 253,943
7,500 Kakaku.com, Inc. 107,418
2,000 Kaken Pharmaceutical Company,
Ltd. 59,963
24,400 Kamigumi Company, Ltd. 571,046
20,000 Kanematsu Corporation 337,820
1,300 Kawasaki Heavy Industries, Ltd. 78,468
190,400 Kawasaki Kisen Kaisha, Ltd. 2,587,993
222,400 KDDI Corporation 3,512,954
294 KDX Realty Investment Corporation 289,890
26,600 Keiyo Bank, Ltd. 160,648
11,300 Keyence Corporation 4,443,275
4,600 Kokusai Electric Corporation 76,135
22,300 Kokuyo Company, Ltd. 426,368
12,100 Komatsu, Ltd. 354,326
12,900 KOMEDA Holdings Company, Ltd. 247,214
17,800 Kumagai Gumi Company, Ltd. 480,524
3,800 Kuraray Company, Ltd. 46,825
476,900 Kyocera Corporation 5,386,604
91,600 Kyoei Steel, Ltd. 1,157,117
3,900 Lasertec Corporation 335,207
31,100 Lintec Corporation 576,339
1,900 Maruha Nichiro Corporation 41,418
2,900 Maruichi Steel Tube, Ltd. 64,587
500 Maruwa Company, Ltd./Aichi 103,447
28,600 Matsui Securities Company, Ltd. 146,004
4,900 Mazda Motor Corporation 31,352
1,900 McDonald's Holdings Company
(Japan), Ltd. 72,487
42,400 Medipal Holdings Corporation 661,550
53,700 MEITEC Group Holdings, Inc. 1,048,338
38,900 MIRAIT ONE Corporation 567,516
2,100 Mitsubishi Chemical Group
Corporation 10,377
430,200 Mitsubishi Corporation 7,595,078
32,600 Mitsubishi Electric Corporation 601,219
53,500 Mitsubishi Estate Company, Ltd. 874,508
5,500 Mitsubishi Gas Chemical Company,
Inc. 85,930
681,300 Mitsubishi HC Capital, Inc. 4,616,769
126,500 Mitsubishi Heavy Industries, Ltd. 2,172,460
67,000 Mitsubishi Logistics Corporation 435,173
12,900 Mitsubishi Research Institute, Inc. 406,031
12,100 Mitsubishi Shokuhin Company, Ltd. 397,557
579,400 Mitsubishi UFJ Financial Group,
Inc. 7,899,434
158,700 Mitsui & Company, Ltd. 2,992,007
3,400 Mitsui DM Sugar Holdings
Company, Ltd. 76,732
281,700 Mizuho Financial Group, Inc. 7,730,900
6,800 Mizuho Leasing Company, Ltd. 47,496
66,600 MS and AD Insurance Group
Holdings, Inc. 1,448,407
251,200 Murata Manufacturing Company,
Ltd. 3,874,747
4,400 Nagase & Company, Ltd. 78,277
4,000 Nanto Bank, Ltd. 106,446
255,000 NEC Corporation 5,431,685
14,500 Nikkon Holdings Company, Ltd. 260,653
37,700 Nintendo Company, Ltd. 2,562,759
Shares Common Stock  89.3% Value
Japan  18.4%  - continued
16,700 Nippon Electric Glass Company,
Ltd. $ 389,750
4,700 Nippon Express Holdings, Inc. 85,610
7,784,900 Nippon Telegraph and Telephone
Corporation 7,523,886
42,200 Nippon Television Holdings, Inc. 866,737
61,800 Nippon Yusen Kabushiki Kaisha
b
2,042,372
7,900 Nishimatsu Construction Company,
Ltd. 254,485
373,400 Nissan Motor Company, Ltd.
a
957,650
7,900 Nisshin Oillio Group, Ltd. 254,546
1,600 Nitta Corporation 40,137
1,300 Nitto Denko Corporation 24,046
43,700 Nitto Kogyo Corporation 909,446
722,800 Nomura Holdings, Inc. 4,453,838
59,500 Nomura Real Estate Holdings, Inc. 347,216
2,600 Noritsu Koki Company, Ltd. 82,359
42,500 NS Solutions Corporation 1,091,439
28,600 NSD Company, Ltd. 640,666
175,200 NTT Data Group Corporation
b
3,173,758
3,100 OBIC Business Consultants
Company, Ltd. 151,262
2,300 Ogaki Kyoritsu Bank, Ltd. 36,787
25,500 Ohsho Food Service Corporation 548,128
10,900 Okamura Corporation 143,724
1,700 Okinawa Cellular Telephone
Company 48,489
262,000 Ono Pharmaceutical Company,
Ltd.
b
2,818,766
43,100 Oriental Land Company, Ltd. 849,963
38,700 ORIX Corporation 808,014
59,600 Otsuka Corporation 1,290,425
9,700 PeptiDream, Inc.
a
141,967
10,600 Plus Alpha Consulting Company,
Ltd. 98,341
9,500 Raito Kogyo Company, Ltd. 157,188
2,700 RAIZNEXT Corporation 27,376
13,800 Rakus Company, Ltd. 186,048
120,584 Recruit Holdings Company, Ltd. 6,247,611
71,300 Renesas Electronics Corporation 956,322
4,000 Resona Holdings, Inc. 34,927
1,500 Restar Corporation 23,038
155,100 Rohm Company, Ltd.
b
1,498,518
1,700 Rohto Pharmaceutical Company,
Ltd. 25,455
13,000 Rorze Corporation 124,153
2,000 Sanki Engineering Company, Ltd. 45,308
30,100 Sankyo Company, Ltd. 439,853
10,800 Sankyu, Inc. 443,842
14,700 Sanrio Company, Ltd. 680,105
15,700 Sanyo Chemical Industries, Ltd. 409,227
5,100 SBI Sumishin Net Bank, Ltd. 140,255
1,100 SCREEN Holdings Company, Ltd. 71,766
86,100 SCSK Corporation 2,129,055
112,100 Secom Company, Ltd. 3,818,025
8,700 Sega Sammy Holdings, Inc. 167,986
5,500 Sekisui Chemical Company, Ltd. 93,807
243,100 Sekisui House, Ltd. 5,441,096
36,000 SHIFT, Inc.
a
279,885
56,600 Shin-Etsu Chemical Company, Ltd. 1,615,091
9,500 ShinMaywa Industries, Ltd. 89,806
14,600 Ship Healthcare Holdings, Inc. 195,403
36,000 Shizuoka Financial Group, Inc. 393,572
50,900 SKY Perfect JSAT Holdings, Inc. 403,555
8,200 Socionext, Inc. 99,570
42,500 SoftBank Group Corporation 2,173,872

International Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  89.3% Value
Japan  18.4%  - continued
23,800 Sohgo Security Services Company,
Ltd. $ 179,030
62,000 Sojitz Corporation 1,366,495
526,100 Sony Group Corporation 13,311,912
1,046 Star Asia Investment Corporation 376,707
7,500 Starts Corporation, Inc. 197,156
6,300 Sumco Corporation 42,691
234,800 Sumitomo Corporation 5,357,632
10,400 Sumitomo Dainippon Pharma
Company, Ltd.
a
51,026
235,100 Sumitomo Mitsui Financial Group,
Inc. 6,045,505
11,300 Sumitomo Mitsui Trust Group, Inc. 284,436
15,600 Suzuken Company, Ltd./Aichi
Japan 515,293
142,400 Systena Corporation 345,081
35,100 Taiyo Holdings Company, Ltd. 1,134,820
13,200 Taiyo Yuden Company, Ltd. 219,991
17,300 Takamatsu Construction Group
Company, Ltd. 320,588
5,000 Takashimaya Company, Ltd. 40,671
310,900 Takeda Pharmaceutical Company,
Ltd. 9,214,697
108,400 Terumo Corporation 2,039,658
2,900 THK Company, Ltd. 71,086
79,900 Toagosei Company, Ltd. 755,630
900 Toei Company, Ltd. 30,522
9,500 Toho Holdings Company, Ltd. 283,331
37,700 Tohoku Electric Power Company,
Inc. 260,133
5,200 Tokai Corporation/Gifu 72,622
87,600 Tokai Tokyo Financial Holdings, Inc. 286,280
87,600 Tokio Marine Holdings, Inc. 3,407,888
41,400 Tokyo Electron, Ltd. 5,677,289
4,000 Tokyo Seimitsu Company, Ltd. 216,637
3,700 Tokyo Tatemono Company, Ltd. 62,648
40,300 Tokyu Construction Company, Ltd. 215,649
15,400 Tokyu Fudosan Holdings
Corporation 103,327
3,000 TOMY Company, Ltd. 69,742
147,800 TOPPAN Holdings, Inc. 4,040,449
11,100 Totetsu Kogyo Company, Ltd. 227,141
2,300 Toyo Suisan Kaisha, Ltd. 136,121
536,300 Toyota Motor Corporation 9,480,337
3,400 Trial Holdings, Inc. 49,485
114,600 Tsubakimoto Chain Company 1,420,467
119,600 TV Asahi Holdings Corporation 2,038,980
25,000 UBE Corporation 365,009
29,100 USS Company, Ltd. 270,487
5,700 UT Group Company, Ltd. 78,737
7,600 Valor Holdings Company, Ltd. 121,319
206,400 Yamada Holdings Company, Ltd. 592,700
14,900 Yokogawa Bridge Holdings
Corporation 250,568
20,800 Yuasa Trading Company, Ltd. 632,373
1,900 Zeria Pharmaceutical Company,
Ltd. 28,750
Total 268,449,470
Jersey  0.1%
357,628 Man Group plc 917,810
180,715 TP ICAP Group plc 602,274
Total 1,520,084
Shares Common Stock  89.3% Value
Kuwait  0.1%
22,654 HumanSoft Holding Company
KSCC $ 193,526
51,056 Kuwait Finance House KSCP 131,299
118,019 National Bank of Kuwait KSC 400,577
Total 725,402
Luxembourg  0.2%
200,909 Aroundtown SA
a
550,476
48,866 Grand City Properties SA
a
522,313
3,548 Spotify Technology SA
a
1,951,506
Total 3,024,295
Malaysia  <0.1%
66,200 Hong Leong Bank Bhd 301,229
36,900 RHB Bank Bhd 56,878
374,800 Sime Darby Property Bhd 114,049
100,511 Sports Toto Bhd 31,937
Total 504,093
Mexico  0.1%
7,278 Coca-Cola FEMSA SAB de CV ADR 664,409
100 Grupo Carso SAB de CV 583
19,033 Grupo Financiero Banorte SAB de
CV ADR 132,141
51,100 Grupo Mexico SAB de CV 255,294
16,485 Grupo Televisa SAB ADR 28,849
64,300 Megacable Holdings SAB de CV 134,478
Total 1,215,754
Netherlands  4.4%
8,875 Aalberts NV 302,602
44,765 Airbus SE 7,882,499
661 ASM International NV 301,214
27,537 ASML Holding NV 18,223,318
30,519 Cementir Holding NV 441,035
671 COSMO Pharmaceuticals NV 42,405
7,361 EXOR NV 668,478
2,626 Ferrari NV 1,121,464
538,274 Koninklijke Ahold Delhaize NV 20,107,317
53,672 Koninklijke Vopak NV 2,331,774
492,990 MFE-MediaForEurope NV 1,792,040
62,687 SBM Offshore NV 1,335,793
591,839 Stellantis NV 6,638,135
4,585 Wereldhave NV 79,377
15,210 Wolters Kluwer NV 2,368,148
Total 63,635,599
New Zealand  0.1%
109,581 Contact Energy, Ltd. 570,582
5,103 EBOS Group, Ltd. 110,384
6,771 Neuren Pharmaceuticals, Ltd.
a
50,962
Total 731,928
Norway  0.7%
37,466 Aker Solutions ASA 120,431
267,482 DNB Bank ASA 7,038,169
91,927 DNO International ASA 121,716
4,417 Equinor ASA 116,647
48,678 Europris ASA
c
389,147
15,913 Kongsberg Gruppen ASA 2,333,087
4,739 Nordic Semiconductor ASA
a
57,621
8,273 SpareBank 1 SMN 143,984
Total 10,320,802

International Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  89.3% Value
Philippines  <0.1%
61,390 Bank of the Philippine Islands $ 141,614
Total 141,614
Poland  0.2%
15,854 Asseco Poland SA 649,389
3,754 Bank Polska Kasa Opieki SA 171,617
7,876 Orlen SA 138,725
45,850 Powszechna Kasa Oszczednosci
Bank Polski SA 895,244
53,062 Powszechny Zaklad Ubezpieczen
SA 770,927
Total 2,625,902
Portugal  0.1%
91,448 CTT-Correios de Portugal SA 739,645
128,080 REN - Redes Energeticas
Nacionais SGPS SA 380,164
97,878 Sonae SGPS SA 112,398
Total 1,232,207
Qatar  <0.1%
59,727 Commercial Bank PSQC 68,451
48,306 Doha Bank QPSC 25,505
16,866 Gulf Warehousing Company 14,348
1 Ooredoo QPSC 3
17,117 Qatar Islamic Bank QPSC 96,557
68,090 Qatar National Bank QPSC 300,099
Total 504,963
Russian Federation  <0.1%
169,404 Gazprom PJSC ADR
a,d
17
14,886 GMK Norilskiy Nickel PAO ADR
a,d
1
6,112 LUKOIL PJSC
d,e
0
6,042 Mechel PJSC ADR
a,d
1
444 Novatek PJSC GDR
a,d
0
6,840 Polyus PJSC
a,d
0
1 Polyus PJSC GDR
a,d
0
329,720 Sberbank of Russia PJSC
d,e
0
17,590 Sovcomflot OAO
d,e
0
67,366 Surgutneftegas PAO ADR
a,d
7
Total 26
Saudi Arabia  0.3%
48,321 Al Rajhi Bank 1,311,687
129,910 Arab National Bank 797,311
3,451 Eastern Province Cement Company 33,074
440 Elm Company 113,780
8,348 Riyadh Cement Company 81,675
61,111 Saudi Arabian Oil Company
c
435,341
22,453 Saudi National Bank 213,963
89,312 Saudi Telecom Company 1,079,763
3,971 Theeb Rent A Car Company 73,888
Total 4,140,482
Singapore  1.4%
145,300 CapitaLand Retail China Trust 75,898
88,700 City Developments, Ltd. 329,922
1,056,400 ComfortDelGro Corporation, Ltd. 1,145,355
309,750 DBS Group Holdings, Ltd. 10,637,227
9,118 Kenon Holdings, Ltd. 289,054
38,100 Singapore Airport Terminal
Services, Ltd. 87,061
463,900 Singapore Exchange, Ltd. 4,592,627
19,300 Venture Corporation, Ltd. 177,012
Shares Common Stock  89.3% Value
Singapore  1.4%  - continued
1,642,600 Yangzijiang Shipbuilding Holdings,
Ltd. $ 2,882,809
Total 20,216,965
South Africa  0.2%
49,100 Absa Group, Ltd. 473,968
56,166 AECI, Ltd. 297,939
163 Capitec Bank Holdings, Ltd. 27,723
7,314 Coronation Fund Managers, Ltd. 15,514
59,599 DataTec, Ltd. 180,471
38,233 FirstRand, Ltd. 150,249
1,358 Gold Fields, Ltd. ADR 29,998
36,609 Harmony Gold Mining Company,
Ltd. ADR 540,715
5,949 Kumba Iron Ore, Ltd. 101,248
2,102 Naspers, Ltd. 521,277
15,324 Nedbank Group, Ltd. 215,004
181,888 Pepkor Holdings, Ltd.
c
253,264
52,647 Standard Bank Group 687,903
7,605 Vodacom Group 52,242
Total 3,547,515
South Korea  0.6%
1,948 Caregen Company, Ltd. 33,279
1,353 CJ Corporation 107,619
5,798 Green Cross Holdings Corporation 51,463
16,670 GS Holdings Corporation 418,100
4,848 HD Hyundai Company, Ltd. 239,732
7,345 Kangwon Land, Inc.
a
83,530
5,659 KEPCO Plant Service &
Engineering Company, Ltd. 161,324
15,503 KT&G Corporation 1,066,323
11,701 LG Uplus Corporation 81,888
684 PharmaResearch Company, Ltd. 155,588
1,702 Samsung Biologics Company,
Ltd.
a,c
1,181,207
5,612 Samsung C&T Corporation 448,262
69,883 Samsung Electronics Company,
Ltd. 2,770,544
9,714 SD Biosensor, Inc. 61,143
4,136 SK Hynix, Inc. 551,354
12,955 SK Telecom Company, Ltd. 487,984
1,622 SK, Inc. 143,574
9,825 Yuhan Corporation 735,128
Total 8,778,042
Spain  2.1%
498 Acciona SA 65,180
389 Acerinox SA 4,557
1,337 Aena SME SA
c
313,667
954,005 Banco Bilbao Vizcaya Argentaria
SA 13,019,901
1,700,604 Banco Santander SA 11,456,855
40,822 Industria de Diseno Textil SA 2,032,610
4,763 Laboratorios Farmaceuticos ROVI
SA 265,555
8,997 Let's GOWEX SA
a,d,f
1
87,159 Logista Integral SA 2,770,061
10,259 Melia Hotels International SA 70,669
95,217 Unicaja Banco SA
c
176,084
2,106 Vidrala SA 211,148
Total 30,386,288

International Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  89.3% Value
Supranational  <0.1%
1,469 Unibail-Rodamco-Westfield $ 123,852
Total 123,852
Sweden  3.1%
16,623 AAK AB 463,964
76,601 AB Industrivarden, Class A 2,814,474
85,653 AcadeMedia AB
c
675,728
16,938 Alfa Laval AB 726,219
7,589 Alleima AB 63,567
71,526 Arjo AB 264,065
194,033 Assa Abloy AB 5,825,116
595,649 Atlas Copco AB, Class A 9,514,559
40,083 Atlas Copco AB, Class B 563,652
39,398 Attendo AB
c
235,905
52,487 Betsson AB 813,233
17,509 Billerud AB 180,764
15,026 Biotage AB 143,581
1,366 Boliden AB 44,822
2,980 Catena AB 128,962
11,229 Cibus Nordic Real Estate AB publ 165,525
31,769 Cloetta AB 89,632
44,570 Dios Fastigheter AB
a
295,085
9,849 Fabege AB 79,855
242,226 Granges AB 2,756,010
147,869 Hexpol AB 1,293,083
506,728 Investor AB, Class B 15,112,709
2,399 INVISIO AB 91,647
12,903 Inwido AB 259,012
10,627 NCC AB 201,641
19,506 Nyfosa AB
a
169,992
15,266 Peab AB 116,855
198,323 SSAB AB, Class A 1,230,472
51,042 SSAB AB, Class B 311,006
34,817 Svenska Handelsbanken AB 393,485
15,380 Svolder AB 85,352
3,365 Sweco AB 60,399
3,441 Trelleborg AB 127,976
22,902 Wihlborgs Fastigheter AB 224,992
Total 45,523,339
Switzerland  9.1%
310,520 ABB, Ltd. 16,022,198
4,466 Accelleron Industries AG 207,072
846 Burckhardt Compression Holding
AG 571,196
24,085 Compagnie Financiere Richemont
SA 4,204,420
2,685 DKSH Holding AG 204,456
1,635 Flughafen Zurich AG 387,870
3,774 Givaudan SA 16,201,709
162,376 Holcim AG 17,473,804
2,064 Huber+Suhner AG 173,193
473 INFICON Holding AG 496,312
1,116 Kardex Holding AG 295,201
55,713 Nestle SA 5,630,168
279,903 Novartis AG 31,088,770
18,086 PSP Swiss Property AG 2,825,423
79,871 Roche Holding AG, Participation
Certificates 26,287,753
797 Siegfried Holding AG 818,948
671 Tecan Group AG 127,677
334,159 UBS Group AG 10,263,559
706 Zurich Insurance Group AG 492,794
Total 133,772,523
Shares Common Stock  89.3% Value
Taiwan  1.8%
11,000 Acter Group Corporation, Ltd. $ 118,362
720,000 Asia Cement Corporation 1,017,504
13,000 Asustek Computer, Inc. 241,880
272,000 Cheng Shin Rubber Industry
Company, Ltd. 413,434
136,000 Chipbond Technology Corporation 267,942
2,409 Chunghwa Telecom Company, Ltd.
ADR 94,457
282,000 Compal Electronics, Inc. 274,114
126,000 Delta Electronics, Inc. 1,393,593
14,000 Dynapack International Technology
Corporation 72,828
99,000 Far Eastern New Century
Corporation 98,859
65,000 Far EasTone Telecommunications
Company, Ltd. 181,078
113,000 Feng Hsin Steel Company, Ltd. 231,667
1,000 First Financial Holding Company,
Ltd. 821
4,000 Fusheng Precision Company, Ltd. 42,194
205,000 Hon Hai Precision Industry
Company, Ltd. 924,712
124,000 Lite-On Technology Corporation 344,384
47,000 MediaTek, Inc. 2,025,721
386,000 Pegatron Corporation 986,514
244,000 Pou Chen Corporation 261,636
12,000 Quanta Computer, Inc. 83,492
195,000 Synnex Technology International
Corporation 422,309
27,000 Systex Corporation 104,255
542,320 Taichung Commercial Bank
Company, Ltd. 337,756
173,000 Taiwan Mobile Company, Ltd. 608,779
7,000 Taiwan Secom Company, Ltd. 25,881
482,515 Taiwan Semiconductor
Manufacturing Company, Ltd. 13,589,065
64,947 Topco Scientific Company, Ltd. 517,148
367,000 Uni-President Enterprises
Corporation 894,962
38,000 Wah Lee Industrial Corporation 114,079
43,827 Yuanta Financial Holding Company,
Ltd. 44,919
Total 25,734,345
Thailand  0.2%
86,100 Advanced Info Service Public
Company, Ltd. NVDR 700,151
314,600 Cal-Comp Electronics Thailand pcl
ADR 55,088
539,100 Charoen Pokphand Foods pcl
NVDR 379,309
296,300 Kasikornbank pcl NVDR 1,415,705
811,900 Krung Thai Bank pcl NVDR 578,953
119,700 SCB X pcl NVDR 435,032
100 TISCO Financial Group Public
Company, Ltd.
d
292
216,800 True Corporation pcl ADR
a
75,080
Total 3,639,610
Turkey  0.1%
273,777 Dogan Sirketler Grubu Holding AS 114,639
47,984 Tekfen Holding AS
a
189,673
84,971 Turk Hava Yollari Anonim Ortakligi
a
695,912
Total 1,000,224

International Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  89.3% Value
United Arab Emirates  0.2%
1 Abu Dhabi Commercial Bank PJSC $ 3
201,309 Abu Dhabi National Oil Company
for Distribution PJSC 186,157
17,206 ADNOC Drilling Company PJSC 24,078
393,019 Dubai Islamic Bank PJSC 764,987
295,757 Emaar Properties PJSC 1,071,093
142,521 Emirates NBD Bank PJSC 783,807
Total 2,830,125
United Kingdom  12.0%
123,241 Aderdeen Group plc 247,158
10,967 Anglo American plc 307,389
1,827 AngloGold Ashanti plc 68,579
154,814 AstraZeneca plc 22,733,743
1,085,218 Auto Trader Group plc
c
10,493,691
46,944 BAE Systems plc 947,921
96,374 Balfour Beatty plc 540,294
1,821,010 Barclays plc 6,847,091
30,954 Big Yellow Group plc 373,656
181,720 BP plc 1,019,718
49,896 Breedon Group plc 289,074
21,953 British American Tobacco plc 900,612
115,061 British Land Company plc 550,905
1,662,429 Centrica plc 3,218,896
472,139 Compass Group plc 15,616,686
3,102 Computacenter plc 98,512
99,193 Currys plc
a
111,476
955 Diploma plc 47,807
15,836 Dunelm Group plc 181,754
99,833 Evraz plc
a,d
13
90,865 FirstGroup plc 183,106
13,533 Future plc 131,647
3,452 Games Workshop Group plc 627,237
16,188 Greggs plc 365,419
62,744 Haleon plc 316,872
32,039 Halma plc 1,074,965
109,681 Harbour Energy plc 298,264
6,384 Hikma Pharmaceuticals plc 161,274
4,003 Hill & Smith plc 90,872
36,898 Howden Joinery Group plc 345,082
137,305 HSBC Holdings plc 1,556,563
66,814 IG Group Holdings plc 824,366
30,362 IMI plc 746,878
249,878 Imperial Brands plc 9,245,998
11,361 Inchcape plc 98,327
10,389 InterContinental Hotels Group plc 1,118,591
2,047 Intertek Group plc 133,105
14,563 Johnson Matthey plc 250,332
104,462 Jupiter Fund Management plc 95,672
25,166 Kier Group plc 40,899
4,591 Lion Finance Group plc 323,803
127,982 MONY Group plc 332,728
7,804 Morgan Sindall Group plc 334,718
64,654 Next plc 9,315,087
67,627 Paragon Banking Group plc 643,388
30,448 Playtech plc
a
274,140
48,966 QinetiQ Group plc 245,512
295,035 RELX plc 14,819,881
96,380 Rightmove plc 858,089
81,265 Rio Tinto plc 4,876,752
339,252 Rolls-Royce Holdings plc
a
3,297,330
68,141 Rotork plc 276,990
975,821 Shell plc 35,520,370
7,821 TBC Bank Group plc 417,247
3,996,955 Tesco plc 17,196,123
Shares Common Stock  89.3% Value
United Kingdom  12.0%  - continued
52,158 Tritax Big Box REIT plc $ 94,595
9,752 Unilever plc 581,876
3,456,047 Vodafone Group plc 3,247,391
95,685 Zigup plc 365,211
Total 175,321,675
Virgin Islands, British  <0.1%
4,449 VK IPJSC GDR
a,d
0
Total 0
Total Common Stock
(cost $1,098,031,333) 1,306,398,092
Shares
Collateral Held for Securities
Loaned 1.1%
15,982,166 Thrivent Cash Management Trust 15,982,166
Total Collateral Held for
Securities Loaned
(cost $15,982,166) 15,982,166
Shares Preferred Stock 0.2%
Brazil  0.1%
143,100 Companhia de Sanena do Parana 135,165
130,278 Petroleo Brasileiro SA 849,959
Total 985,124
Germany  <0.1%
7,439 Porsche Automobil Holding SE 280,143
Total 280,143
Russian Federation  <0.1%
765,300 Surgutneftegas PAO
d,e
1
17,100 Transneft PJSC
d,e
0
Total 1
South Korea  0.1%
3,552 Hyundai Motor Company, 2nd
Preferred 360,341
6,755 Hyundai Motor Company, Preferred 680,437
17,791 Samsung Electronics Company,
Ltd. 575,848
Total 1,616,626
Total Preferred Stock
(cost $3,933,107) 2,881,894
Shares or
Principal
Amount Short-Term Investments 9.8%
Federal Home Loan Bank Discount
Notes
2,400,000 4.215%,  4/11/2025
g,h
2,396,905
260,000 4.235%,  4/28/2025
g,h
259,147
100,000 4.240%,  4/30/2025
g,h
99,648
800,000 4.201%,  5/23/2025
g,h
795,112
4,300,000 4.190%,  5/28/2025
g,h
4,271,250
800,000 4.203%,  6/6/2025
g,h
793,777
Federal National Mortgage
Association Discount Notes
100,000 4.225%,  4/7/2025
g,h
99,918
100,000 4.195%,  4/9/2025
g,h
99,895
800,000 4.210%,  4/11/2025
g,h
798,968

International Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments  9.8% Value
State Street Institutional U.S.
Government Money Market Fund
27,592,223 4.293%
g
$ 27,592,222
Thrivent Core Short-Term Reserve
Fund
10,535,477 4.600% 105,354,771
Total Short-Term Investments
(cost $142,562,371) 142,561,613
Total Investments (cost
$1,260,508,977) 100.4% $1,467,823,765
Other Assets and Liabilities,
Net (0.4%) (5,359,255)
Total Net Assets 100.0% $1,462,464,510
a Non-income producing security.
b All or a portion of the security is on loan.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of March 31, 2025, the value of these investments was $26,053,255 or 1.8% of
total net assets.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e Pursuant to sanctions related to the Russian invasion of
Ukraine which restricts the ability of Russia and its allied nations to make payments on its dollar-denominated
sovereign debt and equity, existing accruals on these
securities have been reserved and income is currently not
being accrued.
f In bankruptcy.  Income is not being accrued per the
bankruptcy agreement terms.
g The interest rate shown reflects the yield.
h All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent International Allocation
Portfolio as of March 31, 2025:
Securities Lending Transactions
Common Stock $ 15,205,620
Total lending $15,205,620
Gross amount payable upon return of
collateral for securities loaned $15,982,166
Net amounts due to counterparty $776,546
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Bhd - Berhad - suffix used in Malaysia to identify a Public
Limited Company
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
NVDR - Non-Voting Depository Receipts
pcl - Public Company Limited
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

International Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2025, in valuing International Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services @ 68,570,044 2,279,674 66,290,369 1
Consumer Discretionary 148,327,015 820,047 147,506,968 –
Consumer Staples @ 84,871,579 664,409 84,207,170 0
Energy @ 52,261,288 196,630 52,064,634 24
Financials @ 293,093,642 4,212,015 288,881,335 292
Health Care 142,849,960 – 142,849,960 –
Industrials 221,622,212 247,553 221,374,659 –
Information Technology 136,646,261 7,591,184 129,055,077 –
Materials @ 98,370,681 1,909,478 96,461,188 15
Real Estate 24,515,866 – 24,515,866 –
Utilities @ 35,269,544 251,119 35,018,425 –
Preferred Stock
Consumer Cyclical 1,320,921 – 1,320,921 –
Energy @ 849,960 – 849,959 1
Technology 575,848 – 575,848 –
Utilities 135,165 – 135,165 –
Short-Term Investments 37,206,842 27,592,222 9,614,620 –
Subtotal Investments in Securities $1,346,486,828 $45,764,331 $1,300,722,164 $333
Other Investments  * Total
Affiliated Short-Term Investments 105,354,771
Collateral Held for Securities Loaned 15,982,166
Subtotal Other Investments $121,336,937
Total Investments at Value $1,467,823,765
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
@ Level 2 or 3 security in this section is valued at <$1.
The following table is a summary of the inputs used, as of March 31, 2025, in valuing International Allocation Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 2,672,811 413,036 2,259,775 –
Total Asset Derivatives $2,672,811 $413,036 $2,259,775 $–
Liability Derivatives
Futures Contracts 1,454,102 1,454,102 – –
Total Liability Derivatives $1,454,102 $1,454,102 $– $–

International Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
TSX
-
Toronto Stock Exchange
The following table presents International Allocation Portfolio's futures contracts held as of March 31, 2025. Investments and/or cash totaling
$9,514,749 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CME Canadian Dollar Foreign Exchange
Currency 1,064 June 2025 $ 74,257,007 $ 42,113
CME E-mini S&P 500 Index 101 June 2025 28,177,990 370,923
ICE mini MSCI EAFE Index 445 June 2025 55,134,592 (1,371,917)
ICE US mini MSCI Emerging Markets Index 72 June 2025 4,081,065 (82,185)
S&P/TSX 60 Index 362 June 2025 73,085,932 2,259,775
Total Futures Long Contracts $ 234,736,586 $ 1,218,709
Total Futures Contracts $ 234,736,586 $1,218,709
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in International Allocation
Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
3/31/2025
Shares Held at
3/31/2025
% of Net
Assets
3/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% $24,884 $217,141 $136,670 $105,355 10,535 7.2%
Total Affiliated Short-Term Investments 24,884 105,355 7.2
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 7,291 24,509 15,818 15,982 15,982 1.1
Total Collateral Held for Securities Loaned 7,291 15,982 1.1
Total Value $32,175 $121,337
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 3/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% $– $– $ – $760
Total Income/Non Cash Income from Affiliated
Investments $760
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 15
Total Affiliated Income from Securities Loaned, Net $15
Total Value $– $– $ –

International Index Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 95.6% Value
Australia  6.2%
16,767 APA Group $ 83,060
7,310 Aristocrat Leisure, Ltd. 295,640
2,510 ASX, Ltd. 102,869
38,581 Australia and New Zealand
Banking Group, Ltd. 706,384
65,697 BHP Group, Ltd. 1,594,020
5,679 BlueScope Steel, Ltd. 76,064
17,905 Brambles, Ltd. 226,199
4,890 CAR Group, Ltd. 97,461
847 Cochlear, Ltd. 139,594
17,354 Coles Group, Ltd. 212,427
21,668 Commonwealth Bank of Australia 2,060,499
6,826 Computershare, Ltd. 168,255
6,270 CSL, Ltd. 986,833
21,927 Fortescue, Ltd. 212,233
26,297 Goodman Group 471,944
24,803 GPT Group 68,030
30,626 Insurance Australia Group, Ltd. 148,982
28,819 Lottery Corporation, Ltd. 86,227
4,688 Macquarie Group, Ltd. 583,407
35,659 Medibank, Private Ltd. 99,662
39,819 National Australia Bank, Ltd. 856,457
14,818 Northern Star Resources, Ltd. 171,077
22,306 Origin Energy, Ltd. 147,608
744 Pro Medicus, Ltd. 94,172
9,778 Qantas Airways, Ltd. 55,746
19,492 QBE Insurance Group, Ltd. 269,325
684 REA Group, Ltd. 94,901
2,846 Reece, Ltd. 28,238
4,807 Rio Tinto, Ltd. 348,796
42,052 Santos, Ltd. 176,217
67,352 Scentre Group 142,503
2,635 SGH, Ltd. 82,715
5,909 Sonic Healthcare, Ltd. 95,944
58,492 South32, Ltd. 117,835
30,909 Stockland 95,372
14,021 Suncorp Group, Ltd. 169,818
52,362 Telstra Corporation, Ltd. 138,330
40,191 Transurban Group 338,517
10,506 Treasury Wine Estates, Ltd. 64,415
50,102 Vicinity Centres 69,376
3,095 Washington H. Soul Pattinson and
Company, Ltd. 67,435
14,693 Wesfarmers, Ltd. 666,093
44,447 Westpac Banking Corporation 885,718
2,382 Wisetech Global, Ltd. 122,835
24,585 Woodside Energy Group, Ltd. 357,170
15,817 Woolworths, Ltd. 293,680
Total 14,370,083
Austria  0.2%
3,987 Erste Group Bank AG 275,786
1,907 OMV AG 98,204
882 Verbund AG 62,420
Total 436,410
Belgium  0.7%
1,947 Ageas SA NV 116,710
11,635 Anheuser-Busch InBev NV 715,339
278 D'ieteren Group 47,889
1,075 Groupe Bruxelles Lambert SA 80,215
2,974 KBC Groep NV 271,062
5 Lotus Bakeries NV 44,450
200 Sofina SA 51,220
954 Syensqo SA 65,103
Shares Common Stock  95.6% Value
Belgium  0.7%  - continued
1,637 UCB SA $ 288,219
Total 1,680,207
Bermuda  0.1%
16,996 Aegon, Ltd. 111,627
8,000 CK Infrastructure Holdings, Ltd. 47,900
14,300 Hongkong Land Holdings, Ltd. 61,776
2,100 Jardine Matheson Holdings, Ltd. 88,689
Total 309,992
Cayman Islands  0.5%
706 Futu Holdings, Ltd. ADR 72,259
29,799 Grab Holdings, Ltd.
a
134,990
31,600 Sands China, Ltd.
a
63,392
4,759 Sea, Ltd. ADR
a
621,002
17,000 SITC International Holdings
Company, Ltd. 46,206
108,033 WH Group, Ltd.
b
99,196
22,000 Wharf Real Estate Investment
Company, Ltd. 53,419
Total 1,090,464
Denmark  2.3%
38 A.P. Moller - Maersk AS, Class A 65,094
59 A.P. Moller - Maersk AS, Class B 102,685
1,237 Carlsberg AS 156,577
1,633 Coloplast AS 171,275
8,931 Danske Bank AS 292,324
1,145 Demant AS
a
38,479
2,646 DSV AS 511,687
814 Genmab AS
a
158,584
41,701 Novo Nordisk AS 2,851,445
4,563 Novonesis (Novozymes) B 265,688
2,177 Orsted AS
a,b
95,072
1,062 Pandora AS 162,763
122 Rockwool International AS 50,570
4,390 Tryg AS 104,432
13,076 Vestas Wind Systems AS
a
180,900
828 Zealand Pharma AS
a
62,178
Total 5,269,753
Finland  1.0%
1,842 Elisa Oyj 89,789
5,809 Fortum Oyj 95,126
3,537 Kesko Oyj 72,298
4,401 KONE Oyj 242,829
8,050 Metso Oyj 83,464
5,478 Neste Oil Oyj 50,668
67,701 Nokia Oyj 356,568
40,817 Nordea Bank Abp 522,069
1,403 Orion Oyj 83,334
31,350 Sampo Oyj 300,434
7,540 Stora Enso Oyj 71,451
6,911 UPM-Kymmene Oyj 185,411
6,512 Wartsila Corporation 116,197
Total 2,269,638
France  10.2%
2,524 Accor SA 115,108
448 Aeroports de Paris SA 45,608
7,487 Air Liquide SA 1,422,124
4,482 Alstom SA
a
99,280
798 Amundi SA
b
62,520
739 Arkema SA 56,586

International Index Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  95.6% Value
France  10.2%  - continued
22,942 AXA SA $ 980,217
536 BioMerieux 66,254
13,178 BNP Paribas SA 1,101,412
9,233 Bollore SA 54,091
2,453 Bouygues SA 96,698
4,114 Bureau Veritas SA 124,820
1,997 Capgemini SE 300,067
7,023 Carrefour SA 100,442
5,816 Compagnie de Saint-Gobain SA 579,373
8,681 Compagnie Generale des
Etablissements Michelin SCA 305,108
703 Covivio SA/France 39,352
13,781 Credit Agricole SA 250,912
8,359 Danone SA 639,342
254 Dassault Aviation SA 83,751
8,665 Dassault Systemes SE 329,901
3,133 Edenred SE 101,812
888 Eiffage SA 103,389
23,649 Engie SA 460,822
3,850 EssilorLuxottica SA 1,109,453
542 Eurazeo SE 40,139
1,319 FDJ United
b
41,504
596 Gecina SA 55,925
3,917 Groupe Eurotunnel SA 67,650
410 Hermes International SCA 1,078,762
488 Ipsen SA 56,208
964 Kering SA 200,552
2,786 Klepierre SA 93,252
3,396 Legrand SA 359,650
3,113 L'Oreal SA 1,157,084
3,563 LVMH Moet Hennessy Louis Vuitton
SE 2,206,496
24,110 Orange SA 312,325
2,613 Pernod-Ricard SA 258,146
2,964 Publicis Groupe SA 279,650
2,489 Renault SA 126,085
2,896 Rexel SA 78,050
4,662 Safran SA 1,227,431
14,719 Sanofi SA 1,629,720
378 Sartorius Stedim Biotech 74,889
7,081 Schneider Electric SE 1,634,621
9,326 Societe Generale SA 420,734
1,146 Sodexo SA 73,607
688 Teleperformance SE 69,179
1,200 Thales SA 318,987
27,941 TotalEnergies SE 1,800,327
9,110 Veolia Environnement SA 313,310
6,403 Vinci SA 807,166
Total 23,409,891
Germany  9.3%
2,214 Adidas AG 522,197
5,000 Allianz SE 1,913,555
11,556 BASF SE 579,291
12,720 Bayer AG 304,924
3,754 Bayerische Motoren Werke AG 302,714
1,284 Beiersdorf AG 165,873
1,589 Brenntag AG 102,995
12,271 Commerzbank AG 280,822
1,424 Continental AG 100,420
2,325 Covestro AG
a
149,333
808 CTS Eventim AG & Company KGaA 81,060
6,152 Daimler Truck Holding AG 249,216
2,439 Delivery Hero AG
a,b
58,482
23,965 Deutsche Bank AG 571,259
Shares Common Stock  95.6% Value
Germany  9.3%  - continued
2,438 Deutsche Boerse AG $ 719,358
7,769 Deutsche Lufthansa AG 56,607
45,195 Deutsche Telekom AG 1,668,604
12,430 DHL Group 533,662
29,070 E.ON SE 438,805
3,319 Evonik Industries AG 71,953
2,659 Fresenius Medical Care AG 132,312
5,470 Fresenius SE & Company KGaA
a
233,535
2,008 GEA Group AG 122,065
781 Hannover Rueckversicherung SE 232,784
1,768 Heidelberg Materials AG 304,765
1,346 Henkel AG & Company KGaA 96,974
16,909 Infineon Technologies AG 563,662
939 Knorr-Bremse AG 85,454
964 LEG Immobilien SE 68,141
9,351 Mercedes-Benz Group AG 552,381
1,673 Merck KGaA 230,222
697 MTU Aero Engines AG 242,189
1,732 Muenchener Rueckversicherungs-
Gesellschaft AG 1,094,144
748 Nemetschek SE 87,199
1,329 PUMA SE 32,417
66 Rational AG 54,988
564 Rheinmetall AG 807,043
8,187 RWE AG 292,314
13,521 SAP SE 3,622,958
971 Scout24 SE
b
101,686
9,840 Siemens AG 2,272,518
8,280 Siemens Energy AG
a
490,857
3,651 Siemens Healthineers AG
b
196,974
1,719 Symrise AG 178,216
836 Talanx AG 87,928
9,589 Vonovia SE 258,044
2,905 Zalando SE
a,b
100,761
Total 21,413,661
Hong Kong  1.6%
139,800 AIA Group, Ltd. 1,058,268
48,000 BOC Hong Kong (Holdings), Ltd. 194,348
25,000 CK Asset Holdings, Ltd. 101,149
34,500 CK Hutchison Holdings, Ltd. 194,475
21,500 CLP Holdings, Ltd. 175,026
28,000 Galaxy Entertainment Group, Ltd. 109,424
9,700 Hang Seng Bank, Ltd. 132,103
19,000 Henderson Land Development
Company, Ltd. 54,650
49,000 HKT Trust and HKT, Ltd. 65,460
145,162 Hong Kong and China Gas
Company, Ltd. 124,923
15,600 Hong Kong Exchanges & Clearing,
Ltd. 693,954
33,660 Link REIT 157,737
20,000 MTR Corporation, Ltd. 65,523
18,000 Power Assets Holdings, Ltd. 107,794
52,571 Sino Land Company, Ltd. 52,625
19,000 Sun Hung Kai Properties, Ltd. 181,025
5,000 Swire Pacific, Ltd. 44,079
18,000 Techtronic Industries Company,
Ltd. 215,717
14,000 Wharf Holdings, Ltd. 33,248
Total 3,761,528
Ireland  0.4%
27,134 AIB Group plc 175,265
12,992 Bank of Ireland Group plc 153,505

International Index Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  95.6% Value
Ireland  0.4%  - continued
1,281 DCC plc $ 85,612
5,565 James Hardie Industries plc
a
132,805
1,927 Kerry Group plc 201,786
2,002 Kingspan Group plc 161,719
Total 910,692
Isle of Man  <0.1%
7,864 Entain plc 59,416
Total 59,416
Israel  0.9%
550 Azrieli Group, Ltd. 37,122
16,299 Bank Hapoalim BM 221,031
19,455 Bank Leumi Le-Israel BM 261,992
1,108 Check Point Software Technologies,
Ltd.
a
252,536
643 CyberArk Software, Ltd.
a
217,334
346 Elbit Systems, Ltd. 132,690
1,261 Global-e Online, Ltd.
a
44,955
10,025 ICL Group, Ltd. 56,933
15,962 Israel Discount Bank, Ltd. 111,193
2,008 Mizrahi Tefahot Bank, Ltd. 90,307
471 Monday.com, Ltd.
a
114,528
814 NICE, Ltd.
a
125,649
379 Nova, Ltd.
a
70,364
14,460 Teva Pharmaceutical Industries,
Ltd. ADR
a
222,250
665 Wix.com, Ltd.
a
108,648
Total 2,067,532
Italy  2.5%
1,612 Amplifon SPA 32,725
16,676 Banco BPM SPA 169,696
12,885 BPER Banca SPA 101,144
7,971 Davide Campari-Milano NV 46,853
282 DiaSorin SPA 28,006
105,311 Enel SPA 853,707
27,643 Eni SPA 427,543
7,911 Finecobank Banca Fineco SPA 156,690
12,193 Generali 428,330
4,230 Infrastrutture Wireless Italiane SPA
b
44,779
195,944 Intesa Sanpaolo SPA 1,009,834
5,240 Leonardo SPA 255,183
6,474 Mediobanca SPA 121,438
3,024 Moncler SPA 186,270
6,480 Nexi SPA
a,b
34,561
5,919 Poste Italiane SPA
b
105,597
3,638 Prysmian SPA 200,261
1,489 Recordati SPA 84,379
26,110 Snam SPA 135,376
125,423 Telecom Italia SPA
a
42,368
18,218 Terna Rete Elettrica Nazionale SPA 164,642
18,079 UniCredit SPA 1,014,816
4,645 Unipol Assicurazioni SPA 74,357
Total 5,718,555
Japan  20.9%
9,900 Advantest Corporation 441,307
8,500 Aeon Company, Ltd. 213,179
2,500 AGC, Inc. 76,107
6,800 Aisin Corporation 74,276
11,800 Ajinomoto Company, Inc. 233,613
2,100 All Nippon Airways Company, Ltd. 38,763
18,721 Asahi Group Holdings, Ltd. 239,190
16,200 Asahi Kasei Corporation 113,573
Shares Common Stock  95.6% Value
Japan  20.9%  - continued
8,400 Asics Corporation $ 178,144
23,400 Astellas Pharma, Inc. 227,787
7,700 Bandai Namco Holdings, Inc. 258,316
7,400 Bridgestone Corporation 297,279
12,100 Canon, Inc. 377,316
4,500 Capcom Company, Ltd. 111,067
10,000 Central Japan Railway Company 190,742
7,400 Chiba Bank, Ltd. 70,046
8,300 Chubu Electric Power Company,
Inc. 89,991
8,700 Chugai Pharmaceutical Company,
Ltd. 398,560
13,600 Concordia Financial Group, Ltd. 90,291
5,000 Dai Nippon Printing Company, Ltd. 71,187
4,200 Daifuku Company, Ltd. 103,242
46,800 Dai-ichi Mutual Life Insurance
Company, Ltd. 357,343
22,700 Daiichi Sankyo Company, Ltd. 540,575
3,400 Daikin Industries, Ltd. 368,963
800 Daito Trust Construction Company,
Ltd. 81,859
7,300 Daiwa House Industry Company,
Ltd. 241,444
17,300 Daiwa Securities Group, Inc. 116,485
24,500 Denso Corporation 303,961
2,600 Dentsu Group, Inc. 57,420
1,159 DISCO Corporation 236,693
11,800 East Japan Railway Company 232,585
3,400 Eisai Company, Ltd. 94,647
35,300 Eneos Holdings, Inc. 186,173
12,200 FANUC Corporation 332,398
2,500 Fast Retailing Company, Ltd. 744,229
1,700 Fuji Electric Company, Ltd. 72,675
14,500 FUJIFILM Holdings NPV 277,805
3,300 Fujikura, Ltd. 122,215
22,800 Fujitsu, Ltd. 453,740
2,900 Hankyu Hanshin Holdings, Inc. 78,031
200 Hikari Tsushin, Inc. 51,619
60,000 Hitachi, Ltd. 1,408,764
58,100 Honda Motor Company, Ltd. 525,780
1,400 Hoshizaki Corporation 54,192
4,500 Hoya Corporation 507,863
6,000 Hulic Company, Ltd. 57,595
11,700 Idemitsu Kosan Company, Ltd. 82,757
11,400 Inpex Corporation 158,127
7,300 Isuzu Motors, Ltd. 99,263
15,400 ITOCHU Corporation 714,913
1,900 Japan Airlines Company, Ltd. 32,546
12,800 Japan Exchange Group, Inc. 131,724
24,200 Japan Post Bank Company, Ltd. 245,716
24,900 Japan Post Holdings Company,
Ltd. 249,683
2,500 Japan Post Insurance Company,
Ltd. 50,950
15,500 Japan Tobacco, Inc. 426,035
7,500 JFE Holdings, Inc. 92,074
5,100 Kajima Corporation 104,323
12,300 Kansai Electric Power Company,
Inc. 145,977
6,000 Kao Corporation 259,720
4,800 Kawasaki Kisen Kaisha, Ltd. 65,244
39,800 KDDI Corporation 628,667
2,500 Keyence Corporation 983,025
8,800 Kikkoman Corporation 84,891
10,100 Kirin Holdings Company, Ltd. 139,947
1,900 Kobe Bussan Company, Ltd. 44,237

International Index Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  95.6% Value
Japan  20.9%  - continued
11,700 Komatsu, Ltd. $ 342,613
1,300 Konami Group Corporation 153,507
12,700 Kubota Corporation 156,939
16,600 Kyocera Corporation 187,498
3,100 Kyowa Hakko Kirin Company, Ltd. 45,250
1,000 Lasertec Corporation 85,950
37,000 LY Corporation 125,288
5,700 M3, Inc. 65,114
3,100 Makita Corporation 102,714
18,300 Marubeni Corporation 293,565
4,300 MatsukiyoCocokara & Company 67,269
3,100 MEIJI Holdings Company, Ltd. 67,171
4,700 Minebea Mitsumu, Inc. 68,698
17,600 Mitsubishi Chemical Group
Corporation 86,970
44,300 Mitsubishi Corporation 782,106
24,600 Mitsubishi Electric Corporation 453,680
13,800 Mitsubishi Estate Company, Ltd. 225,574
11,400 Mitsubishi HC Capital, Inc. 77,251
41,500 Mitsubishi Heavy Industries, Ltd. 712,704
148,400 Mitsubishi UFJ Financial Group,
Inc. 2,023,258
32,700 Mitsui & Company, Ltd. 616,500
34,200 Mitsui Fudosan Company, Ltd. 306,264
4,500 Mitsui O.S.K. Lines, Ltd. 156,677
31,230 Mizuho Financial Group, Inc. 857,068
3,200 MonotaRO Company, Ltd. 59,778
16,700 MS and AD Insurance Group
Holdings, Inc. 363,189
21,600 Murata Manufacturing Company,
Ltd. 333,179
16,000 NEC Corporation 340,812
4,400 NEXON Company, Ltd. 60,264
10,800 Nidec Corporation 181,249
14,300 Nintendo Company, Ltd. 972,081
99 Nippon Building Fund, Inc. 84,090
12,300 Nippon Paint Holdings Company,
Ltd. 92,368
2,200 Nippon Sanso Holdings
Corporation 66,736
12,500 Nippon Steel Corporation 267,513
386,900 Nippon Telegraph and Telephone
Corporation 373,928
5,700 Nippon Yusen Kabushiki Kaisha
c
188,374
28,900 Nissan Motor Company, Ltd.
a
74,119
2,500 Nissin Foods Holdings Company,
Ltd. 51,026
1,000 Nitori Holdings Company, Ltd. 97,839
9,200 Nitto Denko Corporation 170,168
38,900 Nomura Holdings, Inc. 239,699
4,900 Nomura Research Institute, Ltd. 159,507
8,200 NTT Data Group Corporation
c
148,544
8,400 Obayashi Corporation 112,059
4,200 OBIC Company, Ltd. 121,099
14,500 Olympus Corporation 189,816
2,300 OMRON Corporation 64,944
4,700 Ono Pharmaceutical Company,
Ltd.
c
50,566
500 Oracle Corporation Japan 52,617
14,000 Oriental Land Company, Ltd. 276,090
14,900 ORIX Corporation 311,096
4,700 Osaka Gas Company, Ltd. 106,348
3,000 Otsuka Corporation 64,954
5,700 Otsuka Holdings Company, Ltd. 297,027
4,900 Pan Pacific International Holdings
Company 134,595
Shares Common Stock  95.6% Value
Japan  20.9%  - continued
30,200 Panasonic Holdings Corporation $ 360,271
19,500 Rakuten Group, Inc.
a
111,871
18,200 Recruit Holdings Company, Ltd. 942,965
21,800 Renesas Electronics Corporation 292,396
27,100 Resona Holdings, Inc. 236,632
6,800 Ricoh Company, Ltd. 71,931
3,500 SBI Holdings, Inc. 94,510
1,100 SCREEN Holdings Company, Ltd. 71,766
2,000 SCSK Corporation 49,455
5,400 Secom Company, Ltd. 183,919
3,700 Seiko Epson Corporation 59,276
4,900 Sekisui Chemical Company, Ltd. 83,574
7,700 Sekisui House, Ltd. 172,342
28,700 Seven & I Holdings Company, Ltd. 415,602
4,100 SG Holdings Company, Ltd. 40,889
3,100 Shimadzu Corporation 77,434
1,000 Shimano, Inc. 140,413
23,100 Shin-Etsu Chemical Company, Ltd. 659,162
9,800 Shionogi & Company, Ltd. 147,928
5,200 Shiseido Company, Ltd. 98,618
700 SMC Corporation 250,491
370,500 SoftBank Corporation 516,838
12,400 SoftBank Group Corporation 634,259
11,500 Sompo Holdings, Inc. 350,189
79,600 Sony Group Corporation 2,014,119
7,600 Subaru Corporation 136,110
14,100 Sumitomo Corporation 321,732
9,300 Sumitomo Electric Industries, Ltd. 155,216
3,200 Sumitomo Metal Mining Company,
Ltd. 69,948
48,300 Sumitomo Mitsui Financial Group,
Inc. 1,242,016
8,400 Sumitomo Mitsui Trust Group, Inc. 211,439
4,000 Sumitomo Realty & Development
Company, Ltd. 150,294
1,800 Suntory Beverage and Food, Ltd. 59,385
20,400 Suzuki Motor Corporation 250,412
6,500 Sysmex Corporation 124,085
6,300 T&D Holdings, Inc. 134,839
2,100 Taisei Corporation 93,474
20,600 Takeda Pharmaceutical Company,
Ltd. 610,559
25,200 TDK Corporation 264,073
17,300 Terumo Corporation 325,517
2,800 TIS, Inc. 77,484
1,400 Toho Company, Ltd. 69,566
23,100 Tokio Marine Holdings, Inc. 898,655
5,800 Tokyo Electron, Ltd. 795,369
4,500 Tokyo Gas Company, Ltd. 143,148
3,800 Tokyo Metro Company, Ltd. 46,178
6,900 Tokyu Corporation 77,681
3,100 TOPPAN Holdings, Inc. 84,746
18,000 Toray Industries, Inc. 123,011
2,100 Toyota Industries Corporation 179,607
122,700 Toyota Motor Corporation 2,169,005
8,300 Toyota Tsusho Corporation 139,837
1,600 Trend Micro, Inc. 108,013
14,500 Unicharm Corporation 115,490
5,800 West Japan Railway Company 113,143
3,350 Yakult Honsha Company, Ltd. 63,746
12,000 Yamaha Motor Company, Ltd. 96,076
2,900 Yaskawa Electric Corporation 72,669
3,000 Yokogawa Electric Corporation 58,548
1,200 Zensho Holdings Company, Ltd. 64,709

International Index Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  95.6% Value
Japan  20.9%  - continued
5,400 ZOZO, Inc. $ 51,720
Total 48,078,501
Jersey  0.5%
2,753 CVC Capital Partners plc
a,b
54,615
11,909 Experian plc 551,810
134,279 Glencore plc 491,481
13,968 WPP plc 106,144
Total 1,204,050
Luxembourg  0.7%
6,073 ArcelorMittal SA 175,428
1,749 Eurofins Scientific SE 93,297
2,913 InPost SA
a
42,752
2,027 Spotify Technology SA
a
1,114,911
5,350 Tenaris SA 104,693
Total 1,531,081
Netherlands  5.5%
5,932 ABN AMRO Bank NV
b
124,996
285 Adyen NV
a,b
436,848
2,546 AerCap Holdings NV 260,125
7,694 Airbus SE 1,354,807
2,211 Akzo Nobel NV 136,167
782 Argenx SE
a
461,457
607 ASM International NV 276,607
5,099 ASML Holding NV 3,374,394
2,052 ASR Nederland NV 117,965
1,051 BE Semiconductor Industries NV 109,837
1,012 Euronext NV
b
146,874
1,288 EXOR NV 116,968
1,632 Ferrari NV 696,965
6,140 Ferrovial SE 274,629
1,678 Heineken Holding NV 121,444
3,729 Heineken NV 304,065
765 IMCD NV 101,808
40,752 ING Groep NV 798,387
2,212 JDE Peet's BV 48,362
50,354 Koninklijke (Royal) KPN NV 213,283
11,919 Koninklijke Ahold Delhaize NV 445,236
10,345 Koninklijke Philips NV
a
263,365
3,483 NN Group NV 193,815
17,713 Prosus NV 822,933
2,793 QIAGEN NV 110,959
1,405 Randstad Holding NV 58,401
26,249 Stellantis NV 294,412
8,767 STMicroelectronics NV 192,239
10,659 Universal Music Group NV 294,328
3,088 Wolters Kluwer NV 480,791
Total 12,632,467
New Zealand  0.3%
21,776 Auckland International Airport, Ltd. 101,008
10,332 Contact Energy, Ltd. 53,798
7,589 Fisher & Paykel Healthcare
Corporation, Ltd. 144,831
11,908 Infratil, Ltd. 70,177
16,873 Meridian Energy, Ltd. 53,646
1,882 Xero, Ltd.
a
183,954
Total 607,414
Norway  0.6%
4,092 Aker BP ASA 97,017
11,595 DNB Bank ASA 305,095
Shares Common Stock  95.6% Value
Norway  0.6%  - continued
10,848 Equinor ASA $ 286,482
2,590 Gjensidige Forsikring ASA 59,527
1,139 Kongsberg Gruppen ASA 166,995
6,026 Mowi ASA 111,706
18,209 Norsk Hydro ASA 105,266
9,077 Orkla ASA 99,543
855 SalMar ASA 41,106
7,973 Telenor ASA 113,926
2,144 Yara International ASA 64,675
Total 1,451,338
Portugal  0.1%
40,631 EDP SA 136,724
5,403 Galp Energia SGPS SA 94,661
3,667 Jeronimo Martins SGPS SA 77,717
Total 309,102
Singapore  1.3%
75,629 CapitaLand Integrated Commercial
Trust 117,524
30,300 Capitaland Investment, Ltd. 61,282
48,454 Capland Ascendas REIT 95,738
25,830 DBS Group Holdings, Ltd. 887,036
78,300 Genting Singapore, Ltd. 43,448
18,900 Keppel, Ltd. 96,407
43,863 Oversea-Chinese Banking
Corporation, Ltd. 562,150
11,600 Sembcorp Industries, Ltd. 54,287
19,300 Singapore Airlines, Ltd. 97,223
11,100 Singapore Exchange, Ltd. 109,890
20,200 Singapore Technologies
Engineering, Ltd. 101,448
96,200 Singapore Telecommunications,
Ltd. 243,997
16,400 United Overseas Bank, Ltd. 462,751
24,900 Wilmar International, Ltd. 61,743
33,400 Yangzijiang Shipbuilding Holdings,
Ltd. 58,618
Total 3,053,542
Spain  2.9%
311 Acciona SA 40,705
2,308 ACS Actividades de Construccion y
Servicios SA 132,095
971 Aena SME SA
b
227,801
5,833 Amadeus IT Holding SA 446,710
74,623 Banco Bilbao Vizcaya Argentaria
SA 1,018,427
70,440 Banco de Sabadell SA 197,772
196,195 Banco Santander SA 1,321,753
51,096 CaixaBank SA 398,025
6,861 Cellnex Telecom SA
b
243,901
3,927 EDP Renovaveis SA 32,718
4,113 Endesa SA 108,961
3,862 Grifols SA
a
34,383
75,443 Iberdrola SA 1,218,263
14,124 Industria de Diseno Textil SA 703,262
5,254 Redeia Corporacion SA 105,455
14,986 Repsol SA 198,978
51,392 Telefonica SA 242,231
Total 6,671,440

International Index Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  95.6% Value
Supranational  0.1%
1,570 Unibail-Rodamco-Westfield $ 132,368
Total 132,368
Sweden  3.1%
1,530 AB Industrivarden, Class A 56,215
2,020 AB Industrivarden, Class C 74,209
3,365 Addtech AB 98,553
3,746 Alfa Laval AB 160,610
12,978 Assa Abloy AB 389,616
34,779 Atlas Copco AB, Class A 555,540
20,210 Atlas Copco AB, Class B 284,195
4,984 Beijer Ref AB 70,112
3,541 Boliden AB 116,190
8,533 Epiroc AB, Class A 171,806
5,049 Epiroc AB, Class B 88,929
4,821 EQT AB 147,007
7,902 Essity AB 224,506
2,057 Evolution Gaming Group AB
b
153,265
9,297 Fastighets AB Balder
a
58,177
7,334 Hennes & Mauritz AB 96,736
26,882 Hexagon AB 287,362
959 Holmen AB 37,977
3,538 Indutrade AB 98,045
1,917 Investment AB Latour 52,181
22,411 Investor AB, Class B 668,388
984 L E Lundbergforetagen AB 49,306
3,018 Lifco AB 107,060
19,623 NIBE Industrier AB 74,636
4,147 Saab AB 163,058
2,845 Sagax AB 59,691
13,806 Sandvik AB 290,361
6,368 Securitas AB 90,113
20,547 Skandinaviska Enskilda Banken
AB
a
338,024
4,406 Skanska AB
a
97,245
4,416 SKF AB
a
89,462
7,856 Svenska Cellulosa AB SCA
a
103,653
18,886 Svenska Handelsbanken AB 213,440
10,993 Swedbank AB 250,360
2,535 Swedish Orphan Biovitrum AB
a
72,644
7,078 Tele2 AB 95,448
35,968 Telefonaktiebolaget LM Ericsson 279,859
30,548 Telia Company AB 110,287
2,759 Trelleborg AB 102,612
20,568 Volvo AB, Class B
a
603,431
Total 7,080,309
Switzerland  9.7%
20,478 ABB, Ltd. 1,056,623
6,470 Alcon AG 613,906
1,153 Avolta AG 50,507
534 Baloise Holding AG 112,073
390 Banque Cantonale Vaudoise 42,616
46 Barry Callebaut AG 60,923
273 BKW FMB Energie 47,749
1 Chocoladefabriken Lindt and
Spruengli AG 131,226
2,814 Coca-Cola HBC AG 127,446
6,961 Compagnie Financiere Richemont
SA 1,215,153
2,408 DSM-Firmenich AG 238,388
91 EMS-CHEMIE Holding AG 62,001
1,232 Galderma Group AG
a
130,302
433 Geberit AG 271,269
120 Givaudan SA 515,158
Shares Common Stock  95.6% Value
Switzerland  9.7%  - continued
481 Helvetia Holding AG $ 99,765
6,749 Holcim AG 726,282
2,667 Julius Baer Group, Ltd. 184,866
625 Kuehne & Nagel International AG 144,331
12 Lindt & Spruengli AG 162,233
1,969 Logitech International SA 166,843
935 Lonza Group AG 577,615
33,924 Nestle SA 3,428,245
25,520 Novartis AG 2,834,501
294 Partners Group Holding AG 418,422
414 Roche Holding AG, Bearer Shares 143,704
9,097 Roche Holding AG, Participation
Certificates 2,994,074
5,412 Sandoz Group AG 226,947
304 Schindler Holding AG 92,128
527 Schindler Holding AG, Participation
Certificates 165,168
1,963 SGS SA 195,591
3,960 SIG Group AG 73,218
1,974 Sika AG 480,835
656 Sonova Holding AG 191,539
1,445 Straumann Holding AG 174,938
375 Swatch Group AG, Bearer Shares 64,668
372 Swiss Life Holding AG 339,379
1,001 Swiss Prime Site AG 122,841
3,905 Swiss Re AG 664,549
335 Swisscom AG 193,044
730 Temenos AG 56,679
42,586 UBS Group AG 1,308,012
350 VAT Group AG
b
126,162
1,895 Zurich Insurance Group AG 1,322,725
Total 22,354,644
United Kingdom  14.0%
12,603 3i Group plc 592,604
3,371 Admiral Group plc 124,458
16,453 Anglo American plc 461,153
5,106 Antofagasta plc 111,166
5,648 Ashtead Group plc 305,371
4,202 Associated British Foods plc 104,174
20,077 AstraZeneca plc 2,948,218
11,502 Auto Trader Group plc
b
111,221
34,670 Aviva PLC 249,871
38,972 BAE Systems plc 786,946
186,705 Barclays plc 702,020
17,849 Barratt Redrow plc 98,185
208,742 BP plc 1,171,352
25,734 British American Tobacco plc 1,055,726
83,799 BT Group plc 179,746
4,282 Bunzl plc 164,714
65,746 Centrica plc 127,301
2,708 Coca-Cola European Partners plc 235,677
21,978 Compass Group plc 726,954
1,718 Croda International plc 65,270
28,811 Diageo plc 752,911
53,671 GSK plc 1,025,669
117,223 Haleon plc 592,003
4,916 Halma plc 164,941
2,155 Hikma Pharmaceuticals plc 54,440
231,421 HSBC Holdings plc 2,623,513
10,268 Imperial Brands plc 379,937
17,224 Informa plc 172,704
2,052 InterContinental Hotels Group plc 220,940
2,090 Intertek Group plc 135,902
22,714 J Sainsbury plc 69,235

International Index Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  95.6% Value
United Kingdom  14.0%  - continued
32,621 JD Sports Fashion plc $ 28,845
23,476 Kingfisher plc 77,330
9,163 Land Securities Group plc 65,309
76,305 Legal & General Group plc 240,640
784,871 Lloyds TSB Group plc 736,147
6,193 London Stock Exchange Group plc 919,834
29,568 M&G plc 76,166
26,563 Marks & Spencer Group plc 122,638
16,647 Melrose Industries plc 102,759
5,715 Mondi plc 85,253
63,344 National Grid plc 826,278
99,074 NatWest Group plc 584,974
1,521 Next plc 219,140
7,764 Pearson plc 122,823
9,092 Phoenix Group Holdings plc 67,493
34,306 Prudential plc 370,199
34,306 Prudential plc, DRIP
a,d
4
8,882 Reckitt Benckiser Group plc 600,608
24,079 RELX plc 1,209,510
32,688 Rentokil Initial plc 148,344
14,601 Rio Tinto plc 876,213
110,122 Rolls-Royce Holdings plc
a
1,070,321
12,980 Sage Group plc 203,791
10,395 Schroders plc 47,063
16,641 SEGRO plc 148,835
3,498 Severn Trent plc 114,517
78,922 Shell plc 2,872,800
10,756 Smith & Nephew plc 151,257
4,439 Smiths Group plc 111,388
953 Spirax Group plc 76,825
14,288 SSE plc 294,311
26,630 Standard Chartered plc 395,174
87,281 Tesco plc 375,510
32,085 Unilever plc 1,914,427
8,829 United Utilities Group plc 115,201
263,295 Vodafone Group plc 247,399
2,259 Whitbread plc 71,963
8,627 Wise plc
a
105,896
Total 32,311,507
Total Common Stock
(cost $162,816,087) 220,185,585
Shares Preferred Stock 0.3%
Germany  0.3%
713 Bayerische Motoren Werke AG 53,788
1,474 Dr. Ing. h.c. F. Porsche AG
b
73,822
2,192 Henkel AG & Company KGaA 174,412
1,983 Porsche Automobil Holding SE 74,677
339 Sartorius AG 79,028
2,670 Volkswagen AG 272,443
Total 728,170
Total Preferred Stock
(cost $948,688) 728,170
Shares
Collateral Held for Securities
Loaned 0.2%
383,501 Thrivent Cash Management Trust 383,501
Total Collateral Held for
Securities Loaned
(cost $383,501) 383,501
Shares or
Principal
Amount Short-Term Investments 3.4% Value
Federal Home Loan Bank Discount
Notes
100,000 4.240%,  4/2/2025
e,f
$ 99,976
200,000 4.235%,  4/16/2025
e,f
199,625
State Street Institutional U.S.
Government Money Market Fund
7,660,505 4.293%
e
7,660,505
Total Short-Term Investments
(cost $7,960,141) 7,960,106
Total Investments (cost
$172,108,417) 99.5% $229,257,362
Other Assets and Liabilities,
Net 0.5% 1,077,304
Total Net Assets 100.0% $230,334,666
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of March 31, 2025, the value of these investments was $2,640,637 or 1.1% of
total net assets.
c All or a portion of the security is on loan.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e The interest rate shown reflects the yield.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent International Index
Portfolio as of March 31, 2025:
Securities Lending Transactions
Common Stock $ 368,109
Total lending $368,109
Gross amount payable upon return of
collateral for securities loaned $383,501
Net amounts due to counterparty $15,392
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
DRIP - Dividend Reinvestment Plan
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

International Index Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2025, in valuing International Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 11,076,961 1,735,913 9,341,048 –
Consumer Discretionary 22,479,057 44,955 22,434,102 –
Consumer Staples 17,960,345 235,677 17,724,668 –
Energy 8,163,169 – 8,163,169 –
Financials 52,175,281 72,259 52,103,018 4
Health Care 26,837,251 222,250 26,615,001 –
Industrials 39,426,192 395,115 39,031,077 –
Information Technology 17,823,490 693,046 17,130,444 –
Materials 12,726,981 – 12,726,981 –
Real Estate 4,103,575 – 4,103,575 –
Utilities 7,413,283 – 7,413,283 –
Preferred Stock
Consumer Cyclical 474,730 – 474,730 –
Consumer Non-Cyclical 174,412 – 174,412 –
Health Care 79,028 – 79,028 –
Short-Term Investments 7,960,106 7,660,505 299,601 –
Subtotal Investments in Securities $228,873,861 $11,059,720 $217,814,137 $4
Other Investments  * Total
Collateral Held for Securities Loaned 383,501
Subtotal Other Investments $383,501
Total Investments at Value $229,257,362
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of March 31, 2025, in valuing International Index Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 223,979 223,979 – –
Total Liability Derivatives $223,979 $223,979 $– $–
The following table presents International Index Portfolio's futures contracts held as of March 31, 2025. Investments and/or cash totaling $299,601 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
ICE mini MSCI EAFE Index 73 June 2025 $ 9,043,474 ( $ 223,979)
Total Futures Long Contracts $ 9,043,474 ( $ 223,979)
Total Futures Contracts $ 9,043,474 ($223,979)

International Index Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in International Index Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
3/31/2025
Shares Held at
3/31/2025
% of Net
Assets
3/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% $3,437 $2,321 $5,758 $– – –
Total Affiliated Short-Term Investments 3,437 – –
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment – 585 201 384 384 0.2%
Total Collateral Held for Securities Loaned – 384 0.2
Total Value $3,437 $384
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 3/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% $– $– $ – $21
Total Income/Non Cash Income from Affiliated
Investments $21
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total Value $– $– $ –

Large Cap Growth Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 97.3% Value
Communications Services  12.7%
875,437 Alphabet, Inc., Class C $ 136,769,522
306,082 Meta Platforms, Inc. 176,413,422
46,252 Spotify Technology SA
a
25,439,988
Total 338,622,932
Consumer Discretionary  19.3%
1,191,016 Amazon.com, Inc.
a
226,602,704
368,743 Best Buy Company, Inc. 27,143,172
196,865 DoorDash, Inc.
a
35,981,016
485,252 eBay, Inc. 32,866,118
184,704 Expedia Group, Inc. 31,048,742
168,588 Home Depot, Inc. 61,785,816
372,923 NIKE, Inc. 23,673,152
290,797 Tesla, Inc.
a
75,362,951
Total 514,463,671
Consumer Staples  1.6%
490,772 Walmart, Inc. 43,084,874
Total 43,084,874
Energy  0.6%
163,279 ConocoPhillips 17,147,561
Total 17,147,561
Financials  7.8%
94,416 American Express Company 25,402,625
49,829 Ameriprise Financial, Inc. 24,122,717
154,388 J.P. Morgan Chase & Company 37,871,376
342,715 Visa, Inc. 120,107,899
Total 207,504,617
Health Care  9.2%
68,949 Amgen, Inc. 21,481,061
138,990 Danaher Corporation 28,492,950
82,226 Eli Lilly & Company 67,911,276
81,671 Intuitive Surgical, Inc.
a
40,449,196
36,689 Regeneron Pharmaceuticals, Inc. 23,269,264
62,365 UnitedHealth Group, Inc. 32,663,669
192,449 Zoetis, Inc. 31,686,728
Total 245,954,144
Industrials  6.0%
100,213 Caterpillar, Inc. 33,050,247
479,560 Fastenal Company 37,189,878
50,874 Parker-Hannifin Corporation 30,923,761
787,578 Uber Technologies, Inc.
a
57,382,933
Total 158,546,819
Information Technology  39.5%
1,028,863 Apple, Inc. 228,541,338
227,304 Applied Materials, Inc. 32,986,356
439,355 Broadcom, Inc. 73,561,208
154,239 CDW Corporation 24,718,342
348,723 Fortinet, Inc.
a
33,568,076
152,663 International Business Machines
Corporation 37,961,182
557,252 Microsoft Corporation 209,186,828
2,150,408 NVIDIA Corporation 233,061,219
203,831 Palantir Technologies, Inc.
a
17,203,336
229,305 QUALCOMM, Inc. 35,223,541
170,103 Salesforce, Inc. 45,648,841
102,936 SAP AG ADR 27,632,140
Shares Common Stock  97.3% Value
Information Technology  39.5% - continued
66,727 ServiceNow, Inc.
a
$ 53,124,034
Total 1,052,416,441
Real Estate  0.6%
18,913 Equinix, Inc. 15,420,715
Total 15,420,715
Total Common Stock
(cost $1,487,527,038) 2,593,161,774
Shares or
Principal
Amount Short-Term Investments 2.7% Value
State Street Institutional U.S.
Government Money Market
Fund
72,073,884 4.293%
b
72,073,885
Total Short-Term Investments
(cost $72,073,884) 72,073,885
Total Investments (cost
$1,559,600,922) 100.0% $2,665,235,659
Other Assets and Liabilities, Net
(<0.1%) (498,370)
Total Net Assets 100.0% $2,664,737,289
a Non-income producing security.
b The interest rate shown reflects the yield.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.

Large Cap Growth Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2025, in valuing Large Cap Growth Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 338,622,932 338,622,932 – –
Consumer Discretionary 514,463,671 514,463,671 – –
Consumer Staples 43,084,874 43,084,874 – –
Energy 17,147,561 17,147,561 – –
Financials 207,504,617 207,504,617 – –
Health Care 245,954,144 245,954,144 – –
Industrials 158,546,819 158,546,819 – –
Information Technology 1,052,416,441 1,052,416,441 – –
Real Estate 15,420,715 15,420,715 – –
Short-Term Investments 72,073,885 72,073,885 – –
Subtotal Investments in Securities $2,665,235,659 $2,665,235,659 $– $–
Total Investments at Value $2,665,235,659
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Growth Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
3/31/2025
Shares Held at
3/31/2025
% of Net
Assets
3/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% $91,293 $15,828 $107,121 $– – –
Total Affiliated Short-Term Investments 91,293 – –
Total Value $91,293 $–
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 3/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% $– $– $ – $231
Total Income/Non Cash Income from Affiliated
Investments $231
Total Value $– $– $ –

Large Cap Index Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 98.8% Value
Communications Services  9.1%
228,625 Alphabet, Inc., Class A $ 35,354,570
185,292 Alphabet, Inc., Class C 28,948,169
281,350 AT&T, Inc. 7,956,578
3,783 Charter Communications, Inc.
a
1,394,149
147,827 Comcast Corporation 5,454,816
9,296 Electronic Arts, Inc. 1,343,458
8,539 Fox Corporation, Class A 483,307
5,171 Fox Corporation, Class B 272,564
14,601 Interpublic Group of Companies,
Inc. 396,563
6,146 Live Nation Entertainment, Inc.
a
802,545
9,842 Match Group, Inc. 307,070
85,833 Meta Platforms, Inc. 49,470,708
16,766 Netflix, Inc.
a
15,634,798
14,818 News Corporation, Class A 403,346
4,379 News Corporation, Class B 132,990
7,701 Omnicom Group, Inc. 638,490
23,319 Paramount Global
b,c
278,895
6,434 Take-Two Interactive Software,
Inc.
a
1,333,447
2,610 TKO Group Holdings, Inc. 398,834
18,795 T-Mobile US, Inc. 5,012,815
165,000 Verizon Communications, Inc. 7,484,400
70,856 Walt Disney Company 6,993,487
87,498 Warner Brothers Discovery, Inc.
a
938,854
Total 171,434,853
Consumer Discretionary  10.2%
16,967 Airbnb, Inc.
a
2,026,878
369,687 Amazon.com, Inc.
a
70,336,649
8,993 Aptiv plc
a
535,083
658 AutoZone, Inc.
a
2,508,809
7,626 Best Buy Company, Inc. 561,350
1,297 Booking Holdings, Inc. 5,975,162
8,328 Caesars Entertainment, Inc.
a
208,200
6,028 CarMax, Inc.
a
469,702
41,068 Carnival Corporation
a
802,058
53,123 Chipotle Mexican Grill, Inc.
a
2,667,306
11,116 D.R. Horton, Inc. 1,413,177
4,592 Darden Restaurants, Inc. 954,034
5,949 Deckers Outdoor Corporation
a
665,158
1,353 Domino's Pizza, Inc. 621,636
13,297 DoorDash, Inc.
a
2,430,293
18,774 eBay, Inc. 1,271,563
4,834 Expedia Group, Inc. 812,595
152,571 Ford Motor Company 1,530,287
6,021 Garmin, Ltd. 1,307,340
38,999 General Motors Company 1,834,123
5,450 Genuine Parts Company 649,313
5,140 Hasbro, Inc. 316,059
9,430 Hilton Worldwide Holdings, Inc. 2,145,796
38,935 Home Depot, Inc. 14,269,288
13,469 Las Vegas Sands Corporation 520,307
9,153 Lennar Corporation 1,050,581
10,189 LKQ Corporation 433,440
22,132 Lowe's Companies, Inc. 5,161,846
4,391 Lululemon Athletica, Inc.
a
1,242,916
8,969 Marriott International, Inc./MD 2,136,416
28,088 McDonald's Corporation 8,773,849
8,769 MGM Resorts International
a
259,913
2,053 Mohawk Industries, Inc.
a
234,412
46,299 NIKE, Inc. 2,939,060
17,234 Norwegian Cruise Line Holdings,
Ltd.
a
326,757
117 NVR, Inc.
a
847,594
Shares Common Stock  98.8% Value
Consumer Discretionary  10.2% - continued
2,253 O'Reilly Automotive, Inc.
a
$ 3,227,603
1,492 Pool Corporation 474,978
7,935 PulteGroup, Inc. 815,718
1,563 Ralph Lauren Corporation 345,017
12,932 Ross Stores, Inc. 1,652,580
9,705 Royal Caribbean Cruises, Ltd. 1,993,795
44,522 Starbucks Corporation 4,367,163
8,114 Tapestry, Inc. 571,307
109,682 Tesla, Inc.
a
28,425,187
44,061 TJX Companies, Inc. 5,366,630
20,938 Tractor Supply Company 1,153,684
1,818 Ulta Beauty, Inc.
a
666,370
4,825 Williams-Sonoma, Inc. 762,832
3,511 Wynn Resorts, Ltd. 293,168
10,938 Yum! Brands, Inc. 1,721,204
Total 192,076,186
Consumer Staples  6.0%
66,428 Altria Group, Inc. 3,987,008
18,756 Archer-Daniels-Midland Company 900,475
7,138 Brown-Forman Corporation 242,264
5,232 Bunge Global SA 399,829
7,712 Campbell's Company 307,863
9,641 Church & Dwight Company, Inc. 1,061,378
4,828 Clorox Company 710,923
151,756 Coca-Cola Company 10,868,765
31,808 Colgate-Palmolive Company 2,980,410
18,709 Conagra Brands, Inc. 498,969
6,091 Constellation Brands, Inc. 1,117,820
17,399 Costco Wholesale Corporation 16,455,626
8,620 Dollar General Corporation 757,957
7,923 Dollar Tree, Inc.
a
594,780
9,178 Estee Lauder Companies, Inc. 605,748
21,606 General Mills, Inc. 1,291,823
5,791 Hershey Company 990,435
11,405 Hormel Foods Corporation 352,871
4,171 J.M. Smucker Company 493,888
10,538 Kellanova 869,280
75,147 Kenvue, Inc. 1,802,025
46,797 Keurig Dr Pepper, Inc. 1,601,393
13,000 Kimberly-Clark Corporation 1,848,860
34,192 Kraft Heinz Company 1,040,462
26,093 Kroger Company 1,766,235
5,591 Lamb Weston Holdings, Inc. 298,000
9,897 McCormick & Company, Inc. 814,622
6,748 Molson Coors Beverage Company 410,751
50,700 Mondelez International, Inc. 3,439,995
27,445 Monster Beverage Corporation
a
1,606,081
53,756 PepsiCo, Inc. 8,060,175
60,943 Philip Morris International, Inc. 9,673,482
91,907 Procter & Gamble Company 15,662,791
19,175 Sysco Corporation 1,438,892
17,960 Target Corporation 1,874,306
11,217 Tyson Foods, Inc. 715,757
28,113 Walgreens Boots Alliance, Inc. 314,022
170,029 Walmart, Inc. 14,926,846
Total 112,782,807
Energy  3.6%
14,500 APA Corporation 304,790
38,808 Baker Hughes Company 1,705,611
65,507 Chevron Corporation 10,958,666
50,008 ConocoPhillips 5,251,840
28,865 Coterra Energy, Inc. 834,198
25,747 Devon Energy Corporation 962,938

Large Cap Index Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  98.8% Value
Energy  3.6% - continued
7,325 Diamondback Energy, Inc. $ 1,171,121
22,045 EOG Resources, Inc. 2,827,051
23,387 EQT Corporation 1,249,567
8,243 Expand Energy Corporation 917,611
170,616 Exxon Mobil Corporation 20,291,361
34,025 Halliburton Company 863,214
10,833 Hess Corporation 1,730,355
75,768 Kinder Morgan, Inc. 2,161,661
12,386 Marathon Petroleum Corporation 1,804,516
26,480 Occidental Petroleum Corporation 1,307,053
24,318 ONEOK, Inc. 2,412,832
16,187 Phillips 66 1,998,771
54,906 Schlumberger NV 2,295,071
8,547 Targa Resources Corporation 1,713,417
738 Texas Pacific Land Corporation 977,843
12,409 Valero Energy Corporation 1,638,857
47,779 Williams Companies, Inc. 2,855,273
Total 68,233,617
Financials  14.5%
19,400 Aflac, Inc. 2,157,086
10,387 Allstate Corporation 2,150,836
21,753 American Express Company 5,852,645
23,256 American International Group, Inc. 2,021,877
3,771 Ameriprise Financial, Inc. 1,825,579
8,477 Aon plc 3,383,086
17,520 Apollo Global Management, Inc. 2,399,189
14,693 Arch Capital Group, Ltd. 1,413,173
9,970 Arthur J. Gallagher & Company 3,442,043
2,010 Assurant, Inc. 421,597
259,528 Bank of America Corporation 10,830,103
28,130 Bank of New York Mellon
Corporation 2,359,263
71,843 Berkshire Hathaway, Inc.
a
38,262,145
5,706 BlackRock, Inc. 5,400,615
28,688 Blackstone, Inc. 4,010,009
9,302 Brown & Brown, Inc. 1,157,169
14,941 Capital One Financial Corporation 2,678,921
4,103 Cboe Global Markets, Inc. 928,468
66,793 Charles Schwab Corporation 5,228,556
14,606 Chubb, Ltd. 4,410,866
6,130 Cincinnati Financial Corporation 905,524
73,573 Citigroup, Inc. 5,222,947
17,134 Citizens Financial Group, Inc. 701,980
14,124 CME Group, Inc. 3,746,956
2,732 Corpay, Inc.
a
952,703
9,838 Discover Financial Services 1,679,347
978 Erie Indemnity Company 409,831
1,685 Everest Group, Ltd. 612,211
1,491 FactSet Research Systems, Inc. 677,868
20,761 Fidelity National Information
Services, Inc. 1,550,431
26,255 Fifth Third Bancorp 1,029,196
22,299 Fiserv, Inc.
a
4,924,288
12,150 Franklin Resources, Inc. 233,887
3,290 Global Life, Inc. 433,359
9,705 Global Payments, Inc. 950,314
12,230 Goldman Sachs Group, Inc. 6,681,127
11,273 Hartford Insurance Group, Inc. 1,394,808
56,980 Huntington Bancshares, Inc./OH 855,270
22,520 Intercontinental Exchange, Inc. 3,884,700
17,559 Invesco, Ltd. 266,370
109,594 J.P. Morgan Chase & Company 26,883,408
2,857 Jack Henry & Associates, Inc. 521,688
39,043 KeyCorp 624,297
Shares Common Stock  98.8% Value
Financials  14.5% - continued
26,459 KKR & Company, Inc. $ 3,058,925
6,925 Loews Corporation 636,477
6,503 M&T Bank Corporation 1,162,411
1,478 MarketAxess Holdings, Inc. 319,765
19,250 Marsh & McLennan Companies,
Inc. 4,697,577
31,921 Mastercard, Inc. 17,496,538
22,691 MetLife, Inc. 1,821,860
6,067 Moody's Corporation 2,825,341
48,500 Morgan Stanley 5,658,495
3,044 MSCI, Inc. 1,721,382
16,220 Nasdaq, Inc. 1,230,449
7,681 Northern Trust Corporation 757,731
38,773 PayPal Holdings, Inc.
a
2,529,938
15,519 PNC Financial Services Group,
Inc. 2,727,775
8,248 Principal Financial Group, Inc. 695,884
22,961 Progressive Corporation 6,498,193
13,875 Prudential Financial, Inc. 1,549,560
7,228 Raymond James Financial, Inc. 1,004,041
35,628 Regions Financial Corporation 774,196
12,346 S&P Global, Inc. 6,273,003
11,307 State Street Corporation 1,012,316
15,237 Synchrony Financial 806,647
8,726 T. Rowe Price Group, Inc. 801,658
8,887 Travelers Companies, Inc. 2,350,256
51,578 Truist Financial Corporation 2,122,435
61,144 U.S. Bancorp 2,581,500
67,547 Visa, Inc. 23,672,522
11,768 W.R. Berkley Corporation 837,411
128,909 Wells Fargo & Company 9,254,377
3,912 Willis Towers Watson plc 1,322,060
Total 273,676,459
Health Care  11.0%
67,982 Abbott Laboratories 9,017,812
69,193 AbbVie, Inc. 14,497,317
11,182 Agilent Technologies, Inc. 1,308,070
2,750 Align Technology, Inc.
a
436,865
21,056 Amgen, Inc. 6,559,997
20,013 Baxter International, Inc. 685,045
11,254 Becton, Dickinson and Company 2,577,841
5,737 Biogen, Inc.
a
785,051
6,196 Bio-Techne Corporation 363,272
57,767 Boston Scientific Corporation
a
5,827,535
79,539 Bristol-Myers Squibb Company 4,851,084
9,468 Cardinal Health, Inc. 1,304,406
6,765 Cencora, Inc. 1,881,279
19,437 Centene Corporation
a
1,180,020
2,004 Charles River Laboratories
International, Inc.
a
301,642
10,731 Cigna Group 3,530,499
7,823 Cooper Companies, Inc.
a
659,870
49,417 CVS Health Corporation 3,348,002
25,085 Danaher Corporation 5,142,425
1,725 DaVita, Inc.
a
263,873
15,314 Dexcom, Inc.
a
1,045,793
23,117 Edwards Lifesciences Corporation
a
1,675,520
9,090 Elevance Health, Inc. 3,953,787
30,883 Eli Lilly & Company 25,506,579
17,924 GE HealthCare Technologies, Inc. 1,446,646
48,848 Gilead Sciences, Inc. 5,473,419
7,008 HCA Healthcare, Inc. 2,421,614
4,887 Henry Schein, Inc.
a
334,711
8,795 Hologic, Inc.
a
543,267

Large Cap Index Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  98.8% Value
Health Care  11.0% - continued
4,729 Humana, Inc. $ 1,251,293
3,209 IDEXX Laboratories, Inc.
a
1,347,620
6,296 Incyte Corporation
a
381,223
2,749 Insulet Corporation
a
721,915
13,979 Intuitive Surgical, Inc.
a
6,923,379
6,557 IQVIA Holding, Inc.
a
1,155,999
94,367 Johnson & Johnson 15,649,823
3,269 Labcorp Holdings, Inc. 760,827
4,912 McKesson Corporation 3,305,727
50,259 Medtronic plc 4,516,274
99,149 Merck & Company, Inc. 8,899,614
820 Mettler-Toledo International, Inc.
a
968,346
13,273 Moderna, Inc.
a
376,290
2,175 Molina Healthcare, Inc.
a
716,423
222,118 Pfizer, Inc. 5,628,470
4,351 Quest Diagnostics, Inc. 736,189
4,124 Regeneron Pharmaceuticals, Inc. 2,615,565
5,756 ResMed, Inc. 1,288,481
4,770 Revvity, Inc. 504,666
5,417 Solventum Corporation
a
411,909
3,851 STERIS plc 872,829
13,460 Stryker Corporation 5,010,485
14,992 Thermo Fisher Scientific, Inc. 7,460,019
36,071 UnitedHealth Group, Inc. 18,892,187
2,301 Universal Health Services, Inc. 432,358
10,065 Vertex Pharmaceuticals, Inc.
a
4,879,713
46,783 Viatris, Inc. 407,480
2,327 Waters Corporation
a
857,662
2,839 West Pharmaceutical Services,
Inc. 635,595
7,803 Zimmer Biomet Holdings, Inc. 883,144
17,551 Zoetis, Inc. 2,889,772
Total 208,304,518
Industrials  8.4%
21,279 3M Company 3,125,034
4,629 A.O. Smith Corporation 302,551
3,407 Allegion plc 444,477
9,066 AMETEK, Inc. 1,560,621
15,947 Automatic Data Processing, Inc. 4,872,287
2,839 Axon Enterprise, Inc.
a
1,493,172
29,399 Boeing Company
a
5,013,999
4,587 Broadridge Financial Solutions,
Inc. 1,112,164
4,511 Builders FirstSource, Inc.
a
563,604
4,653 C.H. Robinson Worldwide, Inc. 476,467
31,652 Carrier Global Corporation 2,006,737
18,733 Caterpillar, Inc. 6,178,143
13,444 Cintas Corporation 2,763,145
34,367 Copart, Inc.
a
1,944,829
75,585 CSX Corporation 2,224,467
5,389 Cummins, Inc. 1,689,128
6,232 Dayforce, Inc.
a
363,513
9,928 Deere & Company 4,659,707
25,149 Delta Air Lines, Inc. 1,096,496
5,379 Dover Corporation 944,983
15,490 Eaton Corporation plc 4,210,647
22,102 Emerson Electric Company 2,423,263
4,860 Equifax, Inc. 1,183,702
5,486 Expeditors International of
Washington, Inc. 659,691
22,475 Fastenal Company 1,742,936
8,685 FedEx Corporation 2,117,229
13,373 Fortive Corporation 978,636
10,814 GE Vernova, Inc. 3,301,298
Shares Common Stock  98.8% Value
Industrials  8.4% - continued
2,336 Generac Holdings, Inc.
a
$ 295,854
9,946 General Dynamics Corporation 2,711,081
42,068 General Electric Company 8,419,910
25,486 Honeywell International, Inc. 5,396,661
15,875 Howmet Aerospace, Inc. 2,059,464
2,104 Hubbell, Inc. 696,235
1,534 Huntington Ingalls Industries, Inc. 312,997
2,968 IDEX Corporation 537,119
10,468 Illinois Tool Works, Inc. 2,596,169
15,791 Ingersoll Rand, Inc. 1,263,754
4,803 Jacobs Solutions, Inc. 580,635
3,114 JB Hunt Transport Services, Inc. 460,716
25,874 Johnson Controls International plc 2,072,766
7,381 L3Harris Technologies, Inc. 1,544,917
5,141 Leidos Holdings, Inc. 693,727
1,255 Lennox International, Inc. 703,842
8,211 Lockheed Martin Corporation 3,667,936
8,309 Masco Corporation 577,808
2,126 Nordson Corporation 428,857
8,875 Norfolk Southern Corporation 2,102,044
5,333 Northrop Grumman Corporation 2,730,549
7,364 Old Dominion Freight Line, Inc. 1,218,374
15,542 Otis Worldwide Corporation 1,603,934
20,554 PACCAR, Inc. 2,001,343
5,047 Parker-Hannifin Corporation 3,067,819
12,560 Paychex, Inc. 1,937,757
1,846 Paycom Software, Inc. 403,314
6,476 Pentair plc 566,520
5,786 Quanta Services, Inc. 1,470,685
7,956 Republic Services, Inc. 1,926,625
4,432 Rockwell Automation, Inc. 1,145,140
11,008 Rollins, Inc. 594,762
52,213 RTX Corporation 6,916,134
2,054 Snap-On, Inc. 692,219
23,229 Southwest Airlines Company 780,030
6,042 Stanley Black & Decker, Inc. 464,509
7,156 Textron, Inc. 517,021
8,791 Trane Technologies plc 2,961,864
2,198 TransDigm Group, Inc. 3,040,471
81,879 Uber Technologies, Inc.
a
5,965,704
23,685 Union Pacific Corporation 5,595,344
12,890 United Airlines Holdings, Inc.
a
890,055
28,666 United Parcel Service, Inc. 3,152,973
2,560 United Rentals, Inc. 1,604,352
9,693 Veralto Corporation 944,583
5,535 Verisk Analytics, Inc. 1,647,327
1,737 W.W. Grainger, Inc. 1,715,861
6,696 Wabtec Corporation 1,214,320
14,316 Waste Management, Inc. 3,314,297
9,522 Xylem, Inc. 1,137,498
Total 157,796,802
Information Technology  29.3%
24,516 Accenture plc 7,649,973
17,062 Adobe, Inc.
a
6,543,789
63,515 Advanced Micro Devices, Inc.
a
6,525,531
5,888 Akamai Technologies, Inc.
a
473,984
47,468 Amphenol Corporation 3,113,426
19,445 Analog Devices, Inc. 3,921,473
3,428 ANSYS, Inc.
a
1,085,168
588,791 Apple, Inc. 130,788,145
31,854 Applied Materials, Inc. 4,622,652
40,489 Arista Networks, Inc.
a
3,137,088
8,427 Autodesk, Inc.
a
2,206,189
183,721 Broadcom, Inc. 30,760,407

Large Cap Index Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  98.8% Value
Information Technology  29.3% - continued
10,750 Cadence Design Systems, Inc.
a
$ 2,734,047
5,223 CDW Corporation 837,038
156,105 Cisco Systems, Inc. 9,633,240
19,387 Cognizant Technology Solutions
Corporation 1,483,105
30,216 Corning, Inc. 1,383,288
9,654 CrowdStrike Holdings, Inc.
a
3,403,807
12,227 Dell Technologies, Inc. 1,114,491
5,192 Enphase Energy, Inc.
a
322,164
2,223 EPAM Systems, Inc.
a
375,331
2,260 F5, Inc.
a
601,770
957 Fair Isaac Corporation
a
1,764,861
4,196 First Solar, Inc.
a
530,500
24,934 Fortinet, Inc.
a
2,400,147
3,011 Gartner, Inc.
a
1,263,837
21,257 Gen Digital, Inc. 564,161
5,535 GoDaddy, Inc.
a
997,075
51,479 Hewlett Packard Enterprise
Company 794,321
36,757 HP, Inc. 1,017,801
169,715 Intel Corporation 3,854,228
36,242 International Business Machines
Corporation 9,011,936
10,971 Intuit, Inc. 6,736,084
4,293 Jabil, Inc. 584,149
12,977 Juniper Networks, Inc. 469,638
6,777 Keysight Technologies, Inc.
a
1,014,991
5,209 KLA Corporation 3,541,078
50,313 Lam Research Corporation 3,657,755
21,080 Microchip Technology, Inc. 1,020,483
43,670 Micron Technology, Inc. 3,794,486
291,376 Microsoft Corporation 109,379,637
1,874 Monolithic Power Systems, Inc. 1,086,883
6,550 Motorola Solutions, Inc. 2,867,655
7,969 NetApp, Inc. 699,997
959,888 NVIDIA Corporation 104,032,662
9,962 NXP Semiconductors NV 1,893,378
16,518 ON Semiconductor Corporation
a
672,117
63,584 Oracle Corporation 8,889,679
80,343 Palantir Technologies, Inc.
a
6,780,949
25,951 Palo Alto Networks, Inc.
a
4,428,279
4,716 PTC, Inc.
a
730,744
43,350 QUALCOMM, Inc. 6,658,994
4,203 Roper Industries, Inc. 2,478,005
37,510 Salesforce, Inc. 10,066,184
8,298 Seagate Technology Holdings plc 704,915
8,074 ServiceNow, Inc.
a
6,428,034
6,300 Skyworks Solutions, Inc. 407,169
19,738 Super Micro Computer, Inc.
a,b
675,829
6,059 Synopsys, Inc.
a
2,598,402
11,694 TE Connectivity plc 1,652,596
1,827 Teledyne Technologies, Inc.
a
909,316
6,383 Teradyne, Inc. 527,236
35,681 Texas Instruments, Inc. 6,411,876
9,634 Trimble, Inc.
a
632,472
1,678 Tyler Technologies, Inc.
a
975,572
3,189 VeriSign, Inc.
a
809,591
13,633 Western Digital Corporation
a
551,182
8,388 Workday, Inc.
a
1,958,850
2,014 Zebra Technologies Corporation
a
569,076
Total 552,210,916
Materials  2.0%
8,720 Air Products and Chemicals, Inc. 2,571,702
4,608 Albemarle Corporation 331,868
Shares Common Stock  98.8% Value
Materials  2.0% - continued
56,650 Amcor plc $ 549,505
3,149 Avery Dennison Corporation 560,427
11,697 Ball Corporation 609,063
6,821 CF Industries Holdings, Inc. 533,061
26,870 Corteva, Inc. 1,690,929
27,587 Dow, Inc. 963,338
16,385 DuPont de Nemours, Inc. 1,223,632
4,514 Eastman Chemical Company 397,729
9,878 Ecolab, Inc. 2,504,271
56,326 Freeport-McMoRan, Inc. 2,132,502
10,021 International Flavors & Fragrances,
Inc. 777,730
20,666 International Paper Company 1,102,531
18,663 Linde plc 8,690,239
10,159 LyondellBasell Industries NV 715,194
2,396 Martin Marietta Materials, Inc. 1,145,599
12,450 Mosaic Company 336,274
44,622 Newmont Corporation 2,154,350
9,204 Nucor Corporation 1,107,609
3,495 Packaging Corporation of America 692,080
9,093 PPG Industries, Inc. 994,320
9,082 Sherwin-Williams Company 3,171,344
19,379 Smurfit WestRock plc 873,218
5,550 Steel Dynamics, Inc. 694,194
5,176 Vulcan Materials Company 1,207,561
Total 37,730,270
Real Estate  2.2%
6,038 Alexandria Real Estate Equities,
Inc. 558,575
18,315 American Tower Corporation 3,985,344
5,568 AvalonBay Communities, Inc. 1,195,004
5,704 BXP, Inc. 383,252
4,181 Camden Property Trust 511,336
11,585 CBRE Group, Inc.
a
1,515,086
16,518 CoStar Group, Inc.
a
1,308,721
17,034 Crown Castle, Inc. 1,775,454
12,403 Digital Realty Trust, Inc. 1,777,226
3,815 Equinix, Inc. 3,110,560
13,394 Equity Residential 958,743
2,519 Essex Property Trust, Inc. 772,250
8,309 Extra Space Storage, Inc. 1,233,803
3,022 Federal Realty Investment Trust 295,612
27,420 Healthpeak Properties, Inc. 554,432
27,399 Host Hotels & Resorts, Inc. 389,340
22,330 Invitation Homes, Inc. 778,201
11,513 Iron Mountain, Inc. 990,579
26,633 Kimco Realty Corporation 565,685
4,582 Mid-America Apartment
Communities, Inc. 767,852
36,328 Prologis, Inc. 4,061,107
6,177 Public Storage 1,848,714
34,304 Realty Income Corporation 1,989,975
6,398 Regency Centers Corporation 471,916
4,214 SBA Communications Corporation 927,122
12,021 Simon Property Group, Inc. 1,996,448
11,801 UDR, Inc. 533,051
17,134 Ventas, Inc. 1,178,134
41,318 VICI Properties, Inc. 1,347,793
23,879 Welltower, Inc. 3,658,502
28,439 Weyerhaeuser Company 832,694
Total 42,272,511
Utilities  2.5%
27,869 AES Corporation 346,133

Large Cap Index Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  98.8% Value
Utilities  2.5% - continued
10,057 Alliant Energy Corporation $ 647,168
10,579 Ameren Corporation 1,062,132
20,899 American Electric Power
Company, Inc. 2,283,634
7,639 American Water Works Company,
Inc. 1,126,905
6,221 Atmos Energy Corporation 961,642
25,544 CenterPoint Energy, Inc. 925,459
11,711 CMS Energy Corporation 879,613
13,579 Consolidated Edison, Inc. 1,501,702
12,262 Constellation Energy Corporation 2,472,387
32,924 Dominion Energy, Inc. 1,846,049
8,123 DTE Energy Company 1,123,167
30,415 Duke Energy Corporation 3,709,718
15,174 Edison International 894,052
16,807 Entergy Corporation 1,436,830
9,014 Evergy, Inc. 621,515
14,376 Eversource Energy 892,893
39,400 Exelon Corporation 1,815,552
20,104 FirstEnergy Corporation 812,604
80,601 NextEra Energy, Inc. 5,713,805
18,419 NiSource, Inc. 738,418
7,940 NRG Energy, Inc. 757,952
85,977 PG&E Corporation 1,477,085
4,456 Pinnacle West Capital Corporation 424,434
28,937 PPL Corporation 1,044,915
19,528 Public Service Enterprise Group,
Inc. 1,607,154
24,826 Sempra 1,771,583
42,945 Southern Company 3,948,793
13,335 Vistra Energy Corporation 1,566,062
12,452 WEC Energy Group, Inc. 1,357,019
22,507 Xcel Energy, Inc. 1,593,271
Total 47,359,646
Total Common Stock
(cost $555,615,554) 1,863,878,585
Shares
Collateral Held for Securities
Loaned <0.1% Value
957,580 Thrivent Cash Management Trust 957,580
Total Collateral Held for
Securities Loaned
(cost $957,580) 957,580
Shares or
Principal
Amount Short-Term Investments 1.2% Value
Federal Home Loan Bank Discount
Notes
700,000 4.235%, 4/16/2025
d,e
698,687
500,000 4.195%, 5/28/2025
d,e
496,657
100,000 4.240%, 5/30/2025
d,e
99,308
State Street Institutional U.S.
Government Money Market
Fund
20,451,391 4.293%
d
20,451,391
Total Short-Term Investments
(cost $21,746,140) 21,746,043
Total Investments (cost
$578,319,274) 100.0% $1,886,582,208
Other Assets and Liabilities, Net
(<0.1%) (111,267)
Total Net Assets 100.0% $1,886,470,941
a Non-income producing security.
b All or a portion of the security is on loan.
c Security received as part of a corporate restructure prior to period end with a contractual restriction on its sale of less than one month.
d The interest rate shown reflects the yield.
e All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Index Portfolio as of March 31, 2025:
Securities Lending Transactions
Common Stock $ 942,760
Total lending $942,760
Gross amount payable upon return of
collateral for securities loaned $957,580
Net amounts due to counterparty $14,820
Definitions:
plc - Public Limited Company
S&P - Standard & Poor's

Large Cap Index Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
S&P
-
Standard & Poor's
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2025, in valuing Large Cap Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 171,434,853 171,434,853 – –
Consumer Discretionary 192,076,186 192,076,186 – –
Consumer Staples 112,782,807 112,782,807 – –
Energy 68,233,617 68,233,617 – –
Financials 273,676,459 273,676,459 – –
Health Care 208,304,518 208,304,518 – –
Industrials 157,796,802 157,796,802 – –
Information Technology 552,210,916 552,210,916 – –
Materials 37,730,270 37,730,270 – –
Real Estate 42,272,511 42,272,511 – –
Utilities 47,359,646 47,359,646 – –
Short-Term Investments 21,746,043 20,451,391 1,294,652 –
Subtotal Investments in Securities $1,885,624,628 $1,884,329,976 $1,294,652 $–
Other Investments  * Total
Collateral Held for Securities Loaned 957,580
Subtotal Other Investments $957,580
Total Investments at Value $1,886,582,208
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of March 31, 2025, in valuing Large Cap Index Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 166,959 166,959 – –
Total Asset Derivatives $166,959 $166,959 $– $–
The following table presents Large Cap Index Portfolio's futures contracts held as of March 31, 2025. Investments and/or cash totaling $1,294,652 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CME E-mini S&P 500 Index 80 June 2025 $ 22,446,041 $ 166,959
Total Futures Long Contracts $ 22,446,041 $ 166,959
Total Futures Contracts $ 22,446,041 $166,959

Large Cap Index Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Index Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
3/31/2025
Shares Held at
3/31/2025
% of Net
Assets
3/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% $28,596 $5,661 $34,257 $– – –
Total Affiliated Short-Term Investments 28,596 – –
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 1,165 8,592 8,799 958 958 <0.1
Total Collateral Held for Securities Loaned 1,165 958 <0.1
Total Value $29,761 $958
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 3/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% $– $– $ – $98
Total Income/Non Cash Income from Affiliated
Investments $98
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total Value $– $– $ –

Large Cap Value Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 98.8% Value
Communications Services  6.7%
240,329 Alphabet, Inc., Class C $ 37,546,599
917,458 Comcast Corporation 33,854,200
78,886 Meta Platforms, Inc. 45,466,735
1,330,005 Verizon Communications, Inc. 60,329,027
1,575,412 Warner Brothers Discovery, Inc.
a
16,904,171
Total 194,100,732
Consumer Discretionary  6.4%
276,385 Aptiv plc
a
16,444,908
5,367 Booking Holdings, Inc. 24,725,286
141,694 Columbia Sportswear Company 10,724,819
157,549 D.R. Horton, Inc. 20,029,204
154,905 Lowe's Companies, Inc. 36,128,493
1,172,590 Sony Group Corporation ADR
b
29,772,060
199,148 Wyndham Hotels & Resorts, Inc. 18,024,886
581,339 Yum China Holding, Inc. 30,264,508
Total 186,114,164
Consumer Staples  6.9%
3,040,231 Coty, Inc.
a
16,630,064
191,571 J.M. Smucker Company 22,683,922
1,591,255 Kenvue, Inc. 38,158,295
121,779 Lamb Weston Holdings, Inc. 6,490,821
423,335 Philip Morris International, Inc. 67,195,964
628,270 Sysco Corporation 47,145,381
Total 198,304,447
Energy  8.9%
406,773 ConocoPhillips 42,719,300
748,876 Devon Energy Corporation 28,007,962
1,387,797 Enterprise Products Partners, LP 47,379,390
715,294 Exxon Mobil Corporation 85,069,915
639,383 Halliburton Company 16,221,147
140,711 Marathon Petroleum Corporation 20,500,186
258,518 Shell plc ADR 18,944,199
Total 258,842,099
Financials  20.4%
113,860 Allstate Corporation 23,576,990
358,214 American International Group, Inc. 31,143,125
1,728,992 Bank of America Corporation 72,150,836
374,022 Bank of New York Mellon
Corporation 31,369,225
199,919 Capital One Financial Corporation 35,845,477
588,378 Charles Schwab Corporation 46,058,230
136,859 Chubb, Ltd. 41,330,049
165,650 Discover Financial Services 28,276,455
13,573 First Citizens BancShares, Inc./NC 25,165,971
175,059 Intercontinental Exchange, Inc. 30,197,678
235,775 J.P. Morgan Chase & Company 57,835,608
1,746,060 KeyCorp 27,919,499
62,557 Marsh & McLennan Companies,
Inc. 15,265,785
405,021 MetLife, Inc. 32,519,136
1,314,160 Wells Fargo & Company 94,343,546
Total 592,997,610
Health Care  13.4%
42,668 Amgen, Inc. 13,293,215
821,725 Avantor, Inc.
a
13,320,162
204,433 BioMarin Pharmaceutical, Inc.
a
14,451,369
93,816 Cigna Group 30,865,464
359,568 Gilead Sciences, Inc. 40,289,594
421,510 Johnson & Johnson 69,903,218
Shares Common Stock  98.8% Value
Health Care  13.4% - continued
118,907 Labcorp Holdings, Inc. $ 27,674,415
457,427 Merck & Company, Inc. 41,058,648
670,995 Sanofi SA ADR 37,213,383
122,789 UnitedHealth Group, Inc. 64,310,739
315,984 Zimmer Biomet Holdings, Inc. 35,763,069
Total 388,143,276
Industrials  11.4%
582,283 Amentum Holdings, Inc.
a
10,597,551
51,765 Caterpillar, Inc. 17,072,097
2,809,486 CNH Industrial NV 34,500,488
798,072 CSX Corporation 23,487,259
644,120 Delta Air Lines, Inc. 28,083,632
574,798 Flowserve Corporation 28,073,134
123,876 General Dynamics Corporation 33,766,120
232,814 Hexcel Corporation 12,748,895
196,239 Honeywell International, Inc. 41,553,608
198,244 Jacobs Solutions, Inc. 23,965,717
145,563 JB Hunt Transport Services, Inc. 21,536,046
143,858 L3Harris Technologies, Inc. 30,110,918
236,994 United Parcel Service, Inc. 26,066,970
Total 331,562,435
Information Technology  11.0%
1,086,730 Cisco Systems, Inc. 67,062,108
191,482 International Business Machines
Corporation 47,613,914
166,296 Microsoft Corporation 62,425,855
301,578 QUALCOMM, Inc. 46,325,397
982,074 Samsung Electronics Company,
Ltd. 38,934,789
179,265 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 29,757,990
264,012 TD SYNNEX Corporation 27,446,688
Total 319,566,741
Materials  3.9%
420,446 CF Industries Holdings, Inc. 32,857,855
358,930 Corteva, Inc. 22,587,465
270,299 Eastman Chemical Company 23,816,045
273,979 Nucor Corporation 32,970,632
Total 112,231,997
Real Estate  3.2%
63,840 AvalonBay Communities, Inc. 13,701,341
166,379 CBRE Group, Inc.
a
21,759,046
318,747 Crown Castle, Inc. 33,223,000
1,436,055 Healthcare Realty Trust, Inc. 24,269,329
Total 92,952,716
Utilities  6.6%
121,207 Constellation Energy Corporation 24,438,968
440,089 Duke Energy Corporation 53,677,655
708,513 Entergy Corporation 60,570,776
413,658 Public Service Enterprise Group,
Inc. 34,044,054
158,048 Vistra Energy Corporation 18,561,157
Total 191,292,610
Total Common Stock
(cost $2,108,120,753) 2,866,108,827

Large Cap Value Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Collateral Held for Securities
Loaned 1.0% Value
30,382,225 Thrivent Cash Management Trust $ 30,382,225
Total Collateral Held for
Securities Loaned
(cost $30,382,225) 30,382,225
Shares or
Principal
Amount Short-Term Investments 1.1% Value
State Street Institutional U.S.
Government Money Market
Fund
31,231,890 4.293%
c
31,231,890
Total Short-Term Investments
(cost $31,231,890) 31,231,890
Total Investments (cost
$2,169,734,868) 100.9% $2,927,722,942
Other Assets and Liabilities, Net
(0.9%) (25,404,425)
Total Net Assets 100.0% $2,902,318,517
a Non-income producing security.
b All or a portion of the security is on loan.
c The interest rate shown reflects the yield.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Value Portfolio as of March 31, 2025:
Securities Lending Transactions
Common Stock $ 29,472,712
Total lending $29,472,712
Gross amount payable upon return of
collateral for securities loaned $30,382,225
Net amounts due to counterparty $909,513
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
plc - Public Limited Company
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2025, in valuing Large Cap Value Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 194,100,732 194,100,732 – –
Consumer Discretionary 186,114,164 186,114,164 – –
Consumer Staples 198,304,447 198,304,447 – –
Energy 258,842,099 258,842,099 – –
Financials 592,997,610 592,997,610 – –
Health Care 388,143,276 388,143,276 – –
Industrials 331,562,435 331,562,435 – –
Information Technology 319,566,741 280,631,952 38,934,789 –
Materials 112,231,997 112,231,997 – –
Real Estate 92,952,716 92,952,716 – –
Utilities 191,292,610 191,292,610 – –
Short-Term Investments 31,231,890 31,231,890 – –
Subtotal Investments in Securities $2,897,340,717 $2,858,405,928 $38,934,789 $–
Other Investments  * Total
Collateral Held for Securities Loaned 30,382,225
Subtotal Other Investments $30,382,225
Total Investments at Value $2,927,722,942
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Large Cap Value Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Value Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
3/31/2025
Shares Held at
3/31/2025
% of Net
Assets
3/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% $47,309 $16,040 $63,349 $– – –
Total Affiliated Short-Term Investments 47,309 – –
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 12,459 51,476 33,553 30,382 30,382 1.0%
Total Collateral Held for Securities Loaned 12,459 30,382 1.0
Total Value $59,768 $30,382
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 3/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% $5 ($5) $ – $114
Total Income/Non Cash Income from Affiliated
Investments $114
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 29
Total Affiliated Income from Securities Loaned, Net $29
Total Value $5 ($5) $ –

Limited Maturity Bond Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 99.0% Value
Asset-Backed Securities  14.3%
ACHV ABS Trust
$ 490,888
5.900%,  4/25/2031, Ser.
2024-1PL, Class A
a
$ 494,888
1,179,198
5.070%,  10/27/2031, Ser.
2024-2PL, Class A
a
1,180,038
Affirm Asset Securitization Trust
2,200,000
6.820%,  9/15/2028, Ser.
2023-B, Class A
a
2,216,875
1,900,000
5.610%,  2/15/2029, Ser.
2024-A, Class A
a
1,912,709
232,118
6.270%,  5/15/2029, Ser.
2024-X1, Class A
a
232,474
1,806,299
5.220%,  12/17/2029, Ser.
2024-X2, Class A
a
1,805,571
Affirm Master Trust
2,500,000
4.990%,  2/15/2033, Ser.
2025-1A, Class A
a
2,513,035
Annisa CLO, Ltd.
1,500,000
5.793%,  (TSFR3M +
1.500%), 7/20/2031, Ser.
2016-2A, Class BRR
a,b
1,500,034
Auxilior Term Funding, LLC
1,799,438
5.840%,  3/15/2027, Ser.
2024-1A, Class A2
a
1,811,923
Avis Budget Rental Car Funding
AESOP, LLC
3,210,000
5.780%,  4/20/2028, Ser.
2023-5A, Class A
a
3,276,396
2,450,000
5.250%,  4/20/2029, Ser.
2023-1A, Class A
a
2,489,725
Benefit Street Partners CLO IV, Ltd.
2,500,000
6.193%,  (TSFR3M +
1.900%), 4/20/2034, Ser.
2014-IVA, Class BR4
a,b
2,500,045
BRAVO Residential Funding Trust
1,158,396
5.090%,  (SOFR30A +
0.750%), 4/25/2025, Ser.
2021-HE2, Class A1
a,b
1,153,995
CarVal CLO I, Ltd.
2,800,000
6.158%,  (TSFR3M +
1.850%), 7/16/2031, Ser.
2018-1A, Class BR
a,b
2,801,364
CarVal CLO III, Ltd.
3,000,000
5.432%,  (TSFR3M +
1.400%), 7/20/2032, Ser.
2019-2A, Class BR2
a,b
2,990,424
Cascade Funding Mortgage Trust
223,560
1.100%,  3/20/2041, Ser.
2021-GRN1, Class A
a
220,132
Cascade Funding Mortgage Trust,
LLC
257,736
4.250%,  4/25/2033, Ser.
2023-HB12, Class A
a,b
255,188
Commonbond Student Loan Trust
163,710
2.550%,  5/25/2041, Ser.
2017-AGS, Class A1
a
154,091
248,019
4.935%,  (TSFR1M +
0.614%), 2/25/2044, Ser.
2018-AGS, Class A2
a,b
244,817
Dryden 61 CLO, Ltd.
1,750,000
5.882%,  (TSFR3M +
1.580%), 1/17/2032, Ser.
2018-61A, Class B2R
a,b
1,748,252
Principal
Amount Long-Term Fixed Income  99.0% Value
Asset-Backed Securities  14.3% - continued
ECMC Group Student Loan Trust
$ 1,603,455
5.490%,  (SOFR30A +
1.150%), 4/25/2025, Ser.
2024-1A, Class A
a,b
$ 1,606,463
3,000,000
5.296%,  (SOFR30A +
0.950%), 4/25/2074, Ser.
2025-1A, Class A
a,b
2,999,937
Education Funding Trust
802,315
2.790%,  7/25/2041, Ser.
2020-A, Class A
a
755,150
Enterprise Fleet Financing, LLC
1,500,000
4.700%,  6/20/2031, Ser.
2024-4, Class A4
a
1,506,259
Ford Credit Auto Owner Trust
1,000,000
4.110%,  7/15/2030, Ser.
2024-C, Class A4 991,912
Ford Credit Floorplan Master
Owner Trust A
1,500,000
4.400%,  9/15/2031, Ser.
2024-4, Class A
a
1,495,391
Foundation Finance Trust
744,593
1.270%,  5/15/2041, Ser.
2021-1A, Class A
a
696,918
1,724,678
6.530%,  6/15/2049, Ser.
2023-2A, Class A
a
1,798,146
GM Financial Automobile Leasing
Trust
750,000
4.220%,  10/20/2028, Ser.
2024-3, Class A4 746,557
GMAC Mortgage Corporation
Loan Trust
27,459
4.935%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
b,c
13,745
GoldenTree Loan Management US
CLO 11, Ltd.
1,000,000
5.373%,  (TSFR3M +
1.080%), 10/20/2034, Ser.
2021-11A, Class AR
a,b
995,463
GreatAmerica Leasing
Receivables Funding, LLC
630,000
4.520%,  10/15/2027, Ser.
2025-1, Class A2
a
629,625
GSAA Home Equity Trust
127,528
6.385%,  (TSFR1M +
2.064%), 5/25/2034, Ser.
2004-4, Class M2
b
197,948
844,141
4.312%,  8/25/2034, Ser.
2004-10, Class M2
b
791,424
Hertz Vehicle Financing III, LLC
975,000
5.490%,  6/25/2027, Ser.
2023-1A, Class A
a
981,077
950,000
5.440%,  1/25/2029, Ser.
2024-1A, Class A
a
962,297
1,275,000
4.910%,  9/25/2029, Ser.
2025-1A, Class A
a
1,273,637
KKR Static CLO I, Ltd.
1,335,300
5.273%,  (TSFR3M +
0.980%), 7/20/2031, Ser.
2022-1A, Class AR2
a,b
1,332,919
1,500,000
5.743%,  (TSFR3M +
1.450%), 7/20/2031, Ser.
2022-1A, Class BR2
a,b
1,496,223

Limited Maturity Bond Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.0% Value
Asset-Backed Securities  14.3% - continued
Lendbuzz Securitization Trust
$ 1,600,000
5.100%,  10/15/2030, Ser.
2025-1A, Class A2
a
$ 1,601,738
M&T Bank Auto Receivables Trust
1,000,000
4.890%,  7/15/2032, Ser.
2025-1A, Class A4
a
1,008,646
Madison Park Funding XXXIX, Ltd.
2,500,000
6.040%,  (TSFR3M +
1.750%), 10/22/2034, Ser.
2021-39A, Class BR
a,b
2,491,977
Marlette Funding Trust
524,165
5.950%,  7/17/2034, Ser.
2024-1A, Class A
a
525,696
Merchants Fleet Funding, LLC
1,100,000
5.820%,  4/20/2037, Ser.
2024-1A, Class A
a
1,108,194
MFA Trust
966,989
6.330%,  9/25/2054, Ser.
2024-NPL1, Class A1
d
968,324
National Collegiate Trust
397,434
5.255%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
a,b
388,938
Navient Student Loan Trust
1,269,139
4.160%,  10/15/2070, Ser.
2022-BA, Class A
a
1,242,173
Oak Street Investment
2,018,122
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
a
1,956,108
Octane Receivables Trust
1,029,840
5.800%,  7/20/2032, Ser.
2024-2A, Class A2
a
1,041,208
OneMain Financial Issuance Trust
3,500,000
1.750%,  9/14/2035, Ser.
2020-2A, Class A
a
3,386,907
OZLM XVII, Ltd.
2,800,000
6.293%,  (TSFR3M +
2.000%), 7/20/2030, Ser.
2017-17A, Class BRR
a,b
2,804,396
Pagaya AI Debt Grantor Trust
967,657
5.331%,  1/15/2032, Ser.
2024-8, Class A
a
972,086
2,616,091
5.092%,  7/15/2032, Ser.
2024-11, Class A
a
2,614,493
Pagaya AI Debt Grantor Trust and
Pagaya AI Debt Trust
982,485
6.093%,  11/15/2031, Ser.
2024-6, Class A
a
992,302
Palmer Square Loan Funding, Ltd.
2,299,775
5.352%,  (TSFR3M +
1.050%), 10/15/2032, Ser.
2024-1A, Class A1
a,b
2,299,094
1,250,000
5.752%,  (TSFR3M +
1.450%), 10/15/2032, Ser.
2024-1A, Class A2
a,b
1,251,265
2,000,000
5.900%,  (TSFR3M +
1.450%), 1/15/2033, Ser.
2024-2A, Class A2
a,b
1,999,790
2,000,000
5.521%,  (TSFR3M +
1.200%), 2/15/2033, Ser.
2025-1A, Class A2
a,b
1,995,624
Principal
Amount Long-Term Fixed Income  99.0% Value
Asset-Backed Securities  14.3% - continued
PPM CLO 2, Ltd.
$ 3,750,000
5.808%,  (TSFR3M +
1.500%), 4/16/2037, Ser.
2019-2A, Class AR
a,b
$ 3,752,242
Pretium Mortgage Credit Partners,
LLC
1,113,800
5.835%,  3/25/2055, Ser.
2025-NPL2, Class A1
a,d
1,114,295
1,724,756
4.868%,  7/25/2051, Ser.
2021-NPL3, Class A1
a,d
1,722,354
948,305
6.996%,  7/25/2054, Ser.
2024-NPL4, Class A1
a,d
948,619
RCO VII Mortgage, LLC
969,220
7.021%,  1/25/2029, Ser.
2024-1, Class A1
a,d
971,910
SCF Equipment Leasing, LLC
299,339
6.560%,  1/22/2030, Ser.
2023-1A, Class A2
a
299,501
SFS Auto Receivables
Securitization Trust
72,333
5.890%,  3/22/2027, Ser.
2023-1A, Class A2A
a
72,396
Terwin Mortgage Trust
661,709
5.935%,  (TSFR1M +
1.614%), 12/25/2034, Ser.
2004-21HE, Class 2M2
a,b
654,730
Tesla Auto Lease Trust
1,500,000
4.880%,  6/20/2028, Ser.
2024-B, Class A4
a
1,502,624
Towd Point Asset Trust
854,764
1.050%,  11/20/2061, Ser.
2021-SL1, Class A1
a
816,024
United Auto Credit Securitization
Trust
120,180
6.170%,  8/10/2026, Ser.
2024-1, Class A
a
120,240
Upstart Securitization Trust
311,701
6.770%,  6/20/2033, Ser.
2023-2, Class A
a
312,347
Vericrest Opportunity Loan
Transferee
493,196
5.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
a
493,021
137,385
5.893%,  2/27/2051, Ser.
2021-NPL1, Class A1
a
137,354
217,630
6.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
a
217,694
1,276,610
4.868%,  8/25/2051, Ser.
2021-NP11, Class A1
a,d
1,274,870
Wheels Fleet Lease Funding 1,
LLC
1,000,000
4.800%,  9/19/2039, Ser.
2024-3A, Class A1
a
1,003,573
Wind River CLO, Ltd.
1,337,920
6.155%,  (TSFR3M +
1.862%), 7/20/2030, Ser.
2013-1A, Class A2RR
a,b
1,337,723
Total 100,173,543
Basic Materials  1.4%
Anglo American Capital plc
1,050,000 4.875%,  5/14/2025
a
1,049,755
Eastman Chemical Company
1,100,000 5.000%,  8/1/2029 1,105,735

Limited Maturity Bond Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.0% Value
Basic Materials  1.4% - continued
FMC Corporation
$ 1,750,000 5.150%,  5/18/2026 $ 1,754,472
Glencore Funding, LLC
1,500,000 5.338%,  4/4/2027
a
1,519,025
1,475,000 6.125%,  10/6/2028
a
1,535,088
International Flavors & Fragrances,
Inc.
750,000 1.832%,  10/15/2027
a
698,036
LYB International Finance III, LLC
1,079,000 1.250%,  10/1/2025 1,060,182
Steel Dynamics, Inc.
775,000 2.400%,  6/15/2025 770,831
Total 9,493,124
Capital Goods  1.8%
AGCO Corporation
1,100,000 5.450%,  3/21/2027 1,113,506
BAE Systems plc
935,000 5.000%,  3/26/2027
a
943,093
Boeing Company
1,750,000 2.196%,  2/4/2026 1,712,202
650,000 6.259%,  5/1/2027 668,760
Howmet Aerospace, Inc.
1,100,000 3.000%,  1/15/2029 1,035,655
Huntington Ingalls Industries, Inc.
700,000 3.844%,  5/1/2025 699,406
Ingersoll Rand, Inc.
250,000 5.400%,  8/14/2028 256,044
Regal Rexnord Corporation
850,000 6.050%,  2/15/2026 856,435
Republic Services, Inc.
1,250,000 0.875%,  11/15/2025 1,221,110
RTX Corporation
1,100,000 5.750%,  11/8/2026 1,120,206
Sonoco Products Company
850,000 4.450%,  9/1/2026 847,306
Spirit AeroSystems, Inc.
1,425,000 4.600%,  6/15/2028 1,366,893
Veralto Corporation
1,100,000 5.500%,  9/18/2026 1,113,490
Total 12,954,106
Collateralized Mortgage Obligations  10.3%
A&D Mortgage Trust
2,713,946
6.733%,  7/25/2068, Ser.
2023-NQM3, Class A1
a,d
2,742,995
1,514,804
5.464%,  8/25/2069, Ser.
2024-NQM4, Class A1
a
1,514,922
ACRA Trust
2,168,151
5.912%,  10/25/2064, Ser.
2024-NQM1, Class A2
a,d
2,171,076
Banc of America Funding Trust
210,554
6.490%,  1/25/2035, Ser.
2004-D, Class 4A1
b
213,076
419,945
5.750%,  3/25/2036, Ser.
2006-3, Class 3A1 413,132
Bear Stearns Adjustable Rate
Mortgage Trust
80,547
7.080%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
b
76,487
Principal
Amount Long-Term Fixed Income  99.0% Value
Collateralized Mortgage Obligations  10.3% -
continued
CAFL Issuer, LLC
$ 2,695,221
4.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
a
$ 2,689,643
Chenango Park CLO, Ltd.
2,000,000
6.077%,  (TSFR3M +
1.800%), 4/15/2030, Ser.
2018-1A, Class BR
a,b
2,000,000
CHNGE Mortgage Trust
1,114,292
6.000%,  1/25/2058, Ser.
2022-5, Class A1
a,b
1,134,822
1,313,243
3.007%,  1/25/2067, Ser.
2022-1, Class A1
a,b
1,234,395
1,496,439
7.065%,  3/25/2058, Ser.
2023-1, Class A1
a,b
1,505,797
2,002,726
3.757%,  3/25/2067, Ser.
2022-2, Class A1
a,b
1,923,016
1,495,645
6.525%,  6/25/2058, Ser.
2023-2, Class A1
a,d
1,500,475
1,548,105
7.100%,  7/25/2058, Ser.
2023-3, Class A1
a,d
1,565,589
Citigroup Mortgage Loan Trust,
Inc.
443,566
5.465%,  (CMT 1Y + 2.400%),
3/25/2036, Ser. 2006-AR1,
Class 3A1
b
423,746
COLT Mortgage Loan Trust
1,833,164
5.443%,  9/25/2069, Ser.
2024-INV3, Class A1
a,d
1,832,294
1,798,099
1.726%,  11/25/2066, Ser.
2021-5, Class A1
a,b
1,595,886
Countrywide Alternative Loan Trust
134,132
5.500%,  11/25/2035, Ser.
2005-49CB, Class A1 86,958
145,470
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 116,253
Credit Suisse Mortgage Capital
Certificates
2,507,125
2.303%,  10/25/2066, Ser.
2021-NQM8, Class A2
a,b
2,207,026
Deephaven Residential Mortgage
Trust
1,991,735
2.205%,  1/25/2067, Ser.
2022-1, Class A1
a,b
1,789,958
2,021,013
2.085%,  11/25/2066, Ser.
2021-4, Class A2
a,b
1,750,334
Federal National Mortgage
Association - REMIC
2,177,043
4.000%,  7/25/2053, Ser.
2024-76, Class DA 2,113,732
Flagstar Mortgage Trust
1,333,238
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,b
1,199,867
GCAT Trust
1,498,865
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
a,b
1,349,909
1,199,703
5.500%,  12/25/2054, Ser.
2024-INV4, Class A6
a,b
1,200,360
GS Mortgage-Backed Securities
Trust
249,180
1.791%,  9/27/2060, Ser.
2020-NQM1, Class A2
a,b
233,265

Limited Maturity Bond Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.0% Value
Collateralized Mortgage Obligations  10.3% -
continued
J.P. Morgan Alternative Loan Trust
$ 490,145
5.073%,  3/25/2036, Ser.
2006-A1, Class 2A1
b
$ 369,931
LHOME Mortgage Trust
1,100,000
8.000%,  6/25/2028, Ser.
2023-RTL2, Class A1
a,d
1,108,138
1,250,000
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
a,d
1,265,969
2,000,000
7.128%,  3/25/2029, Ser.
2024-RTL2, Class A1
a,d
2,023,982
MFA Trust
1,769,522
4.875%,  9/25/2056, Ser.
2022-CHM1, Class A1
a
1,719,023
2,250,000
7.093%,  2/25/2029, Ser.
2024-RTL1, Class A1
a,d
2,267,656
Mortgage Equity Conversion Asset
Trust
460,539
4.530%,  (CMT 1Y + 0.490%),
1/25/2042, Ser. 2007-FF1,
Class A
a,b
454,874
375,897
4.560%,  (CMT 1Y + 0.470%),
2/25/2042, Ser. 2007-FF2,
Class A
a,b
374,083
NYMT Loan Trust
1,354,531
5.379%,  6/25/2069, Ser.
2024-INV1, Class A1
a,b
1,349,434
1,000,000
7.154%,  2/25/2029, Ser.
2024-BPL1, Class A1
a,d
1,011,935
1,500,000
6.509%,  5/25/2039, Ser.
2024-BPL2, Class A1
a,d
1,516,725
Palisades Mortgage Loan Trust
521,742
3.487%,  6/25/2026, Ser.
2021-RTL1, Class A1
a
518,878
Pretium Mortgage Credit Partners,
LLc
2,000,000
4.000%,  8/25/2064, Ser.
2025-RPL2, Class A1
a,d
1,911,576
PRPM, LLC
1,890,786
4.000%,  1/25/2054, Ser.
2024-RCF1, Class A1
a,d
1,851,160
1,382,663
6.363%,  11/25/2025, Ser.
2020-6, Class A1
a
1,384,590
1,020,645
7.026%,  3/25/2029, Ser.
2024-2, Class A1
a,d
1,023,047
951,405
5.699%,  11/25/2029, Ser.
2024-6, Class A1
a,d
949,911
Radnor Re, Ltd.
1,010,553
6.340%,  (SOFR30A +
2.000%), 9/25/2034, Ser.
2024-1, Class M1A
a,b
1,012,041
Roc Mortgage Trust
507,626
3.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
a,b
506,717
1,500,000
5.589%,  10/25/2039, Ser.
2024-RTL1, Class A1
a,d
1,497,097
2,000,000
5.625%,  2/25/2040, Ser.
2025-RTL1, Class A1
a,d
2,012,885
Toorak Mortgage Corporation, Ltd.
1,904,314
2.577%,  2/25/2057, Ser.
2022-INV1, Class A1
a,b
1,764,039
Toorak Mortgage Trust
2,750,000
6.597%,  2/25/2039, Ser.
2024-RRTL1, Class A1
a,d
2,769,613
Principal
Amount Long-Term Fixed Income  99.0% Value
Collateralized Mortgage Obligations  10.3% -
continued
$ 1,200,000
5.524%,  2/25/2040, Ser.
2025-RRTL1, Class A1
a,d
$ 1,201,855
TRK Trust
1,249,096
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
a,b
1,095,622
TVC Mortgage Trust
1,500,000
8.250%,  11/25/2027, Ser.
2023-RTL1, Class A1
a,d
1,502,766
Vericrest Opportunity Loan
Transferee
365,627
6.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
a
365,672
Verus Securitization Trust
1,097,383
2.286%,  11/25/2066, Ser.
2021-8, Class A2
a,b
972,908
Wachovia Mortgage Loan Trust,
LLC
12,051
7.138%,  5/20/2036, Ser.
2006-A, Class 2A1
b
11,789
Total 72,398,929
Commercial Mortgage-Backed Securities  3.2%
AMSR Trust
2,000,000
2.417%,  12/17/2038, Ser.
2021-SFR4, Class B
a
1,922,976
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
2,250,000
4.508%,  7/25/2029, Ser.
K528, Class A2
c
2,263,025
1,000,000
4.791%,  9/25/2029, Ser.
K529, Class A2
c
1,017,013
Home Partners of America Trust
2,016,176
2.302%,  12/17/2026, Ser.
2021-2, Class B
a
1,926,770
Progress Residential Trust
2,368,857
1.524%,  7/17/2038, Ser.
2021-SFR6, Class A
a
2,291,386
2,250,000
1.942%,  8/17/2040, Ser.
2021-SFR7, Class B
a
2,051,170
1,000,000
3.400%,  2/17/2042, Ser.
2025-SFR1, Class A
a
934,075
900,000
3.305%,  4/17/2042, Ser.
2025-SFR2, Class A
a
829,867
Silver Hill Trust
750,459
3.102%,  11/25/2049, Ser.
2019-1, Class A1
a,b
735,742
Tricon Residential Trust
3,250,000
2.244%,  7/17/2038, Ser.
2021-SFR1, Class B
a
3,146,393
1,199,254
4.750%,  6/17/2040, Ser.
2024-SFR2, Class A
a
1,191,648
1,250,000
5.700%,  6/20/2040, Ser.
2024-SFR2, Class B
a
1,242,350
3,000,000
5.400%,  (TSFR1M +
1.100%), 3/17/2042, Ser.
2025-SFR1, Class A
a,b
2,999,994
Total 22,552,409
Communications Services  2.8%
American Tower Corporation
500,000 1.450%,  9/15/2026 478,119

Limited Maturity Bond Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.0% Value
Communications Services  2.8% - continued
$ 1,200,000 5.500%,  3/15/2028 $ 1,228,369
AppLovin Corporation
2,000,000 5.125%,  12/1/2029 2,007,749
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
484,000 4.908%,  7/23/2025 483,882
500,000 6.150%,  11/10/2026 510,146
1,250,000 4.200%,  3/15/2028 1,225,848
1,025,000 6.100%,  6/1/2029 1,058,364
Comcast Corporation
550,000 5.100%,  6/1/2029 562,735
Crown Castle, Inc.
740,000 4.800%,  9/1/2028 738,579
750,000 4.900%,  9/1/2029 746,562
NTT Finance Corporation
750,000 5.104%,  7/2/2027
a
761,539
Rogers Communications, Inc.
1,100,000 5.000%,  2/15/2029 1,100,985
Sprint Capital Corporation
2,770,000 6.875%,  11/15/2028 2,957,195
Take-Two Interactive Software, Inc.
750,000 5.400%,  6/12/2029 768,694
T-Mobile USA, Inc.
1,400,000 3.500%,  4/15/2025 1,399,277
1,875,000 4.850%,  1/15/2029 1,885,591
Warnermedia Holdings, Inc.
1,800,000 3.755%,  3/15/2027 1,755,644
Total 19,669,278
Consumer Cyclical  5.9%
American Honda Finance
Corporation
1,000,000 4.900%,  7/9/2027 1,008,972
1,000,000 4.450%,  10/22/2027 999,621
1,200,000 5.650%,  11/15/2028 1,241,453
Daimler Trucks Finance North
America, LLC
350,000 5.600%,  8/8/2025
a
350,920
Darden Restaurants, Inc.
1,000,000 4.350%,  10/15/2027 992,627
Ford Motor Credit Company, LLC
1,100,000 3.375%,  11/13/2025 1,086,868
600,000 5.125%,  11/5/2026 596,103
1,125,000 5.800%,  3/5/2027 1,129,869
1,500,000 5.113%,  5/3/2029 1,445,973
General Motors Company
625,000 6.125%,  10/1/2025 628,158
General Motors Financial
Company, Inc.
925,000 2.750%,  6/20/2025 920,606
550,000 5.400%,  5/8/2027 555,311
1,100,000 5.350%,  7/15/2027 1,109,327
1,100,000 5.050%,  4/4/2028 1,101,136
1,000,000 5.800%,  1/7/2029 1,018,597
Hyatt Hotels Corporation
1,650,000 5.750%,  1/30/2027 1,678,594
Hyundai Capital America
1,140,000 1.800%,  10/15/2025
a
1,121,714
750,000 6.250%,  11/3/2025
a
755,893
750,000 1.650%,  9/17/2026
a,e
718,335
1,100,000 5.300%,  3/19/2027
a
1,111,870
Principal
Amount Long-Term Fixed Income  99.0% Value
Consumer Cyclical  5.9% - continued
Hyundai Capital Services, Inc.
$ 750,000 1.250%,  2/8/2026
a
$ 727,897
Las Vegas Sands Corporation
935,000 5.900%,  6/1/2027 950,089
Lennar Corporation
1,100,000 4.750%,  5/30/2025 1,099,765
McDonald's Corporation
700,000 4.800%,  8/14/2028 707,975
1,125,000 5.000%,  5/17/2029 1,147,258
Mercedes-Benz Finance North
America, LLC
925,000 5.200%,  8/3/2026
a
933,558
1,150,000 4.800%,  11/13/2026
a
1,154,593
Nissan Motor Acceptance
Company, LLC
1,300,000 5.300%,  9/13/2027
a,e
1,290,206
O'Reilly Automotive, Inc.
1,100,000 5.750%,  11/20/2026 1,120,165
PACCAR Financial Corporation
1,200,000 4.550%,  3/3/2028 1,209,129
700,000 4.000%,  9/26/2029 688,890
PulteGroup, Inc.
1,750,000 5.500%,  3/1/2026 1,758,628
Royal Caribbean Cruises, Ltd.
1,800,000 5.500%,  4/1/2028
a
1,792,570
Stellantis Finance US, Inc.
1,750,000 5.350%,  3/17/2028
a
1,752,025
Toyota Motor Credit Corporation
750,000 4.650%,  1/5/2029 753,834
1,000,000 4.950%,  1/9/2030 1,015,052
VICI Properties, LP/VICI Note
Company, Inc.
2,750,000 4.625%,  6/15/2025
a
2,749,298
Volkswagen Group of America
Finance, LLC
1,100,000 5.300%,  3/22/2027
a
1,109,183
Total 41,532,062
Consumer Non-Cyclical  5.9%
AbbVie, Inc.
1,800,000 4.650%,  3/15/2028 1,814,597
Altria Group, Inc.
1,000,000 4.400%,  2/14/2026 998,825
365,000 4.875%,  2/4/2028 367,586
1,100,000 6.200%,  11/1/2028 1,155,168
Amgen, Inc.
825,000 5.150%,  3/2/2028 839,837
BAT International Finance plc
2,500,000 1.668%,  3/25/2026 2,427,991
1,100,000 5.931%,  2/2/2029 1,146,461
Becton, Dickinson and Company
1,250,000 4.693%,  2/13/2028 1,254,710
Bunge, Ltd. Finance Corporation
1,300,000 4.100%,  1/7/2028 1,285,998
Campbell's Company
370,000 5.300%,  3/20/2026 372,481
Cargill, Inc.
1,100,000 4.625%,  2/11/2028
a
1,107,809
Conagra Brands, Inc.
1,250,000 4.850%,  11/1/2028 1,252,773
CVS Health Corporation
900,000 5.000%,  2/20/2026 901,863
1,500,000 5.400%,  6/1/2029 1,528,223

Limited Maturity Bond Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.0% Value
Consumer Non-Cyclical  5.9% - continued
Eli Lilly & Company
$ 1,500,000 4.550%,  2/12/2028 $ 1,514,826
General Mills, Inc.
1,100,000 5.500%,  10/17/2028 1,133,079
GSK Consumer Healthcare Capital
US, LLC
1,100,000 3.375%,  3/24/2027 1,078,071
HCA, Inc.
1,250,000 5.875%,  2/15/2026 1,254,914
1,400,000 5.000%,  3/1/2028 1,411,403
Illumina, Inc.
500,000 4.650%,  9/9/2026 499,556
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
2,000,000 2.500%,  1/15/2027 1,923,283
Keurig Dr Pepper, Inc.
1,500,000 5.100%,  3/15/2027 1,516,712
Kraft Heinz Foods Company
1,500,000 3.000%,  6/1/2026 1,473,435
Mars, Inc.
900,000 4.600%,  3/1/2028
a
903,620
Mattel, Inc.
2,000,000 3.375%,  4/1/2026
a
1,968,681
Nestle Holdings, Inc.
1,475,000 5.000%,  3/14/2028
a,e
1,505,627
Novartis Capital Corporation
900,000 3.800%,  9/18/2029 881,323
Pfizer Investment Enterprises,
Private Ltd.
1,100,000 4.450%,  5/19/2028 1,102,651
Philip Morris International, Inc.
900,000 4.875%,  2/15/2028 911,871
375,000 4.875%,  2/13/2029 378,948
Royalty Pharma plc
2,675,000 1.200%,  9/2/2025 2,633,564
500,000 5.150%,  9/2/2029 503,282
Stryker Corporation
1,100,000 4.700%,  2/10/2028 1,107,140
Universal Health Services, Inc.
1,650,000 1.650%,  9/1/2026 1,579,271
Total 41,735,579
Energy  4.3%
APA Corporation
1,100,000 4.375%,  10/15/2028
a
1,056,996
BP Capital Markets America, Inc.
550,000 4.699%,  4/10/2029 553,759
Canadian Natural Resources, Ltd.
1,400,000 2.050%,  7/15/2025 1,389,296
Cheniere Energy Partners, LP
2,500,000 4.500%,  10/1/2029 2,431,590
Columbia Pipelines Holding
Company, LLC
925,000 6.055%,  8/15/2026
a
938,361
740,000 6.042%,  8/15/2028
a
765,373
Continental Resources, Inc.
2,650,000 2.268%,  11/15/2026
a
2,540,605
Diamondback Energy, Inc.
750,000 5.200%,  4/18/2027 759,188
Enbridge, Inc.
1,100,000 5.900%,  11/15/2026 1,122,137
Principal
Amount Long-Term Fixed Income  99.0% Value
Energy  4.3% - continued
Energy Transfer, LP
$ 950,000 2.900%,  5/15/2025 $ 947,785
750,000 6.050%,  12/1/2026 766,340
1,100,000 5.250%,  7/1/2029 1,116,014
Helmerich & Payne, Inc.
1,300,000 4.650%,  12/1/2027
a
1,297,288
Kinder Morgan, Inc.
700,000 5.100%,  8/1/2029 707,326
Marathon Petroleum Corporation
1,700,000 4.700%,  5/1/2025 1,699,579
MPLX, LP
1,500,000 4.875%,  6/1/2025 1,499,938
1,100,000 1.750%,  3/1/2026 1,071,234
National Fuel Gas Company
900,000 5.500%,  3/15/2030 916,316
Occidental Petroleum Corporation
1,327,000 5.875%,  9/1/2025 1,329,071
500,000 5.000%,  8/1/2027 501,669
ONEOK, Inc.
500,000 5.550%,  11/1/2026 506,636
1,000,000 4.250%,  9/24/2027 991,142
500,000 5.650%,  11/1/2028 514,996
Ovintiv, Inc.
750,000 5.650%,  5/15/2025 750,481
1,200,000 5.375%,  1/1/2026 1,201,630
Phillips 66 Company
800,000 4.950%,  12/1/2027 809,887
Plains All American Pipeline, LP/
PAA Finance Corporation
750,000 4.650%,  10/15/2025 749,734
Schlumberger Holdings
Corporation
525,000 5.000%,  5/29/2027
a
531,546
South Bow USA Infrastructure
Holdings, LLC
700,000 4.911%,  9/1/2027
a
700,290
Total 30,166,207
Financials  31.6%
ABN AMRO Bank NV
1,100,000 6.339%,  9/18/2027
a,b
1,124,865
AEGON Funding Company, LLC
1,125,000 5.500%,  4/16/2027
a,e
1,140,383
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
1,200,000 1.750%,  1/30/2026 1,171,742
250,000 2.450%,  10/29/2026 241,598
900,000 6.100%,  1/15/2027 920,242
665,000 6.450%,  4/15/2027 686,461
1,075,000 4.625%,  9/10/2029 1,063,308
Aircastle, Ltd.
2,100,000 5.250%,  8/11/2025
a
2,101,305
Ally Financial, Inc.
3,000,000 5.750%,  11/20/2025 3,008,887
American Express Company
1,250,000 5.098%,  2/16/2028
b
1,264,940
500,000 5.043%,  7/26/2028
b
506,293
365,000 5.085%,  1/30/2031
b
369,614
Aon North America, Inc.
1,100,000 5.125%,  3/1/2027 1,111,873
Apollo Debt Solutions BDC
1,370,000 6.900%,  4/13/2029 1,421,480

Limited Maturity Bond Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.0% Value
Financials  31.6% - continued
Ares Capital Corporation
$ 1,350,000 3.875%,  1/15/2026 $ 1,338,673
800,000 2.150%,  7/15/2026 771,583
Ares Strategic Income Fund
600,000 5.700%,  3/15/2028
a
600,014
875,000 5.600%,  2/15/2030
a
862,435
Arthur J. Gallagher & Company
450,000 4.600%,  12/15/2027 450,972
450,000 4.850%,  12/15/2029 453,109
Associated Banc-Corp
700,000 6.455%,  8/29/2030
b
708,309
Australia & New Zealand Banking
Group, Ltd.
1,890,000 2.950%,  7/22/2030
a,b
1,876,863
Aviation Capital Group, LLC
1,500,000 4.875%,  10/1/2025
a
1,499,384
725,000 4.750%,  4/14/2027
a
725,505
Avolon Holdings Funding, Ltd.
1,644,000 5.500%,  1/15/2026
a
1,650,815
1,000,000 2.125%,  2/21/2026
a
976,365
450,000 4.250%,  4/15/2026
a
447,476
600,000 4.950%,  1/15/2028
a
597,484
1,050,000 5.375%,  5/30/2030
a
1,051,427
Banco Santander SA
600,000 4.175%,  3/24/2028
b
593,952
1,000,000 5.365%,  7/15/2028
b
1,014,461
1,000,000 5.588%,  8/8/2028 1,028,476
Bank of America Corporation
850,000 3.384%,  4/2/2026
b
849,957
1,275,000 1.319%,  6/19/2026
b
1,265,887
1,000,000 4.827%,  7/22/2026
b
1,000,467
1,500,000 1.734%,  7/22/2027
b
1,445,778
Bank of Montreal
1,115,000 5.266%,  12/11/2026 1,129,879
500,000 5.370%,  6/4/2027
e
509,148
750,000 4.567%,  9/10/2027
b
750,364
Bank of New York Mellon
Corporation
700,000 4.700%,  9/20/2025
b,f
695,761
750,000 6.317%,  10/25/2029
b
793,451
Bank of New Zealand
1,800,000 4.846%,  2/7/2028
a
1,819,478
Bank of Nova Scotia
935,000 4.900%,  6/4/2025
b,f
928,611
1,000,000 4.404%,  9/8/2028
b
995,287
Barclays plc
1,100,000 6.496%,  9/13/2027
b
1,126,788
500,000 2.279%,  11/24/2027
b
480,694
550,000 5.674%,  3/12/2028
b
559,694
850,000 4.837%,  9/10/2028
b
850,752
1,100,000 5.086%,  2/25/2029
b
1,107,799
Blackstone Private Credit Fund
600,000 4.950%,  9/26/2027
a
594,279
Blackstone Secured Lending Fund
1,025,000 5.875%,  11/15/2027 1,041,910
900,000 5.350%,  4/13/2028 899,702
Blue Owl Capital Corporation II
750,000 8.450%,  11/15/2026 786,174
Blue Owl Credit Income
Corporation
650,000 4.700%,  2/8/2027 641,957
1,100,000 6.600%,  9/15/2029
a
1,117,765
Principal
Amount Long-Term Fixed Income  99.0% Value
Financials  31.6% - continued
Blue Owl Technology Finance
Corporation
$ 750,000 4.750%,  12/15/2025
a
$ 746,162
1,800,000 3.750%,  6/17/2026
a
1,757,159
1,025,000 6.750%,  4/4/2029 1,038,935
BNP Paribas SA
1,300,000 1.323%,  1/13/2027
a,b
1,265,747
850,000 5.176%,  1/9/2030
a,b
860,491
Boston Properties, LP
1,500,000 3.650%,  2/1/2026 1,483,880
BPCE SA
750,000 5.975%,  1/18/2027
a,b
756,709
Canadian Imperial Bank of
Commerce
1,000,000 5.237%,  6/28/2027 1,014,888
1,100,000 4.857%,  3/30/2029
b
1,103,930
Capital One Financial Corporation
1,500,000 4.985%,  7/24/2026
b
1,500,401
Centene Corporation
2,000,000 4.250%,  12/15/2027 1,951,554
1,200,000 4.625%,  12/15/2029 1,149,694
Charles Schwab Corporation
400,000 5.375%,  6/1/2025
b,f
398,581
1,250,000 4.000%,  6/1/2026
b,f
1,218,420
Chubb INA Holdings, LLC
1,250,000 4.650%,  8/15/2029 1,260,535
Citadel, LP
1,450,000 6.000%,  1/23/2030
a
1,473,733
Citibank NA
850,000 4.876%,  11/19/2027
b
854,048
Citigroup, Inc.
500,000 4.000%,  12/10/2025
b,f
492,231
925,000 3.106%,  4/8/2026
b
924,693
1,150,000 1.122%,  1/28/2027
b
1,116,982
650,000 5.174%,  2/13/2030
b
658,458
Citizens Financial Group, Inc.
900,000 5.253%,  3/5/2031
b
904,835
Comerica, Inc.
585,000 5.625%,  7/1/2025
b,f
581,356
Commonwealth Bank of Australia/
New York NY
1,500,000 4.423%,  3/14/2028 1,506,641
Cooperatieve Rabobank UA
1,625,000 1.339%,  6/24/2026
a,b
1,612,074
COPT Defense Properties, LP
450,000 2.250%,  3/15/2026 438,463
Corebridge Financial, Inc.
1,000,000 3.650%,  4/5/2027 982,477
Corebridge Global Funding
1,425,000 4.650%,  8/20/2027
a
1,429,707
Credit Agricole SA
750,000 1.247%,  1/26/2027
a,b
729,439
1,000,000 4.631%,  9/11/2028
a,b
997,082
550,000 5.230%,  1/9/2029
a,b
555,956
725,000 6.316%,  10/3/2029
a,b
757,806
Credit Suisse Group AG
990,000 7.500%,  N/A
*,f,g
74,250
Deutsche Bank AG
2,700,000 4.500%,  4/1/2025 2,700,000
2,000,000 6.000%,  10/30/2025
b,f
1,977,573
Deutsche Bank AG/New York, NY
1,100,000 2.129%,  11/24/2026
b
1,080,243
1,100,000 5.414%,  5/10/2029 1,129,268

Limited Maturity Bond Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.0% Value
Financials  31.6% - continued
$ 700,000 4.999%,  9/11/2030
b
$ 696,665
Discover Bank
1,285,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
b
1,312,809
EPR Properties
1,875,000 4.950%,  4/15/2028 1,856,808
Fifth Third Bank NA
200,000 3.850%,  3/15/2026 198,327
First Horizon Bank
1,480,000 5.750%,  5/1/2030 1,496,537
First-Citizens Bank & Trust
Company
1,200,000 6.125%,  3/9/2028 1,245,693
Fortitude Group Holdings, LLC
1,400,000 6.250%,  4/1/2030
a
1,415,327
FS KKR Capital Corporation
2,000,000 3.400%,  1/15/2026 1,973,810
GA Global Funding Trust
1,200,000 1.625%,  1/15/2026
a
1,170,431
GATX Corporation
750,000 5.400%,  3/15/2027 759,528
Goldman Sachs Bank USA/New
York, NY
1,100,000 5.283%,  3/18/2027
b
1,107,033
Goldman Sachs BDC, Inc.
550,000 6.375%,  3/11/2027 563,442
Goldman Sachs Group, Inc.
272,000 4.250%,  10/21/2025 271,301
1,250,000 3.615%,  3/15/2028
b
1,226,805
1,100,000 4.482%,  8/23/2028
b
1,097,330
1,100,000 6.484%,  10/24/2029
b
1,161,941
Highwoods Realty, LP
1,059,000 4.200%,  4/15/2029 1,014,615
HSBC Holdings plc
1,325,000 1.645%,  4/18/2026
b
1,323,116
850,000 5.130%,  11/19/2028
b
856,862
750,000 4.899%,  3/3/2029
b
751,761
Huntington Bank Auto Credit-
Linked Notes
210,527
5.442%,  10/20/2032, Ser.
2024-2, Class B1
a
211,474
ING Groep NV
1,250,000 1.726%,  4/1/2027
b
1,214,366
1,000,000 4.017%,  3/28/2028
b
988,818
1,100,000 4.858%,  3/25/2029
b
1,103,992
J.P. Morgan Chase & Company
900,000 2.083%,  4/22/2026
b
898,530
1,000,000 3.650%,  6/1/2026
b,f
977,649
2,500,000 1.045%,  11/19/2026
b
2,445,470
725,000 1.040%,  2/4/2027
b
703,887
1,150,000 5.571%,  4/22/2028
b
1,172,983
1,250,000 4.979%,  7/22/2028
b
1,261,155
800,000 4.851%,  7/25/2028
b
805,111
KeyBank NA/Cleveland, OH
500,000 4.700%,  1/26/2026 499,548
KeyCorp
1,500,000 5.121%,  4/4/2031
b
1,506,586
Kilroy Realty, LP
1,800,000 4.375%,  10/1/2025 1,795,316
Lincoln Financial Global Funding
500,000 5.300%,  1/13/2030
a
508,452
Lloyds Banking Group plc
350,000 4.582%,  12/10/2025 349,326
Principal
Amount Long-Term Fixed Income  99.0% Value
Financials  31.6% - continued
$ 550,000 5.985%,  8/7/2027
b
$ 559,028
1,125,000 5.462%,  1/5/2028
b
1,139,374
1,000,000 3.750%,  3/18/2028
b
982,708
600,000 5.087%,  11/26/2028
b
605,949
LPL Holdings, Inc.
900,000 5.200%,  3/15/2030 903,700
M&T Bank Corporation
750,000 3.500%,  9/1/2026
b,f
711,390
Macquarie Airfinance Holdings,
Ltd.
1,035,000 6.400%,  3/26/2029
a
1,069,800
700,000 5.150%,  3/17/2030
a
690,202
Manufacturers & Traders Trust
Company
1,000,000 5.400%,  11/21/2025 1,002,907
1,000,000 4.650%,  1/27/2026 999,604
MassMutual Global Funding II
1,100,000 4.850%,  1/17/2029
a
1,112,516
Met Tower Global Funding
1,000,000 4.000%,  10/1/2027
a
988,851
Metropolitan Life Global Funding I
1,100,000 5.400%,  9/12/2028
a
1,132,133
Morgan Stanley
1,750,000 5.000%,  11/24/2025 1,755,752
500,000 4.679%,  7/17/2026
b
499,895
1,000,000 6.138%,  10/16/2026
b
1,007,798
1,000,000 0.985%,  12/10/2026
b
975,324
1,125,000 5.652%,  4/13/2028
b
1,148,285
2,000,000 5.164%,  4/20/2029
b
2,027,111
465,000 5.449%,  7/20/2029
b
475,593
Morgan Stanley Bank NA
1,150,000 4.447%,  10/15/2027
b
1,148,554
1,100,000 5.016%,  1/12/2029
b
1,113,205
Morgan Stanley Direct Lending
Fund
1,425,000 6.150%,  5/17/2029 1,440,699
National Bank of Canada
1,300,000 5.600%,  7/2/2027
b
1,315,787
NatWest Group plc
750,000 5.847%,  3/2/2027
b
757,850
Neuberger Berman Loan Advisers
CLO 35, Ltd.
2,150,000
5.372%,  (TSFR3M +
1.050%), 1/19/2033, Ser.
2019-35A, Class ARR
a,b
2,149,043
New York Life Global Funding
1,100,000 4.900%,  6/13/2028
a
1,115,597
500,000 5.000%,  6/6/2029
a,e
510,370
Nomura Holdings, Inc.
750,000 2.329%,  1/22/2027 719,863
1,300,000 5.594%,  7/2/2027 1,325,043
Nordea Bank Abp
1,700,000 1.500%,  9/30/2026
a
1,626,942
Northwestern Mutual Global
Funding
1,100,000 4.900%,  6/12/2028
a
1,115,214
Omega Healthcare Investors, Inc.
1,000,000 5.250%,  1/15/2026 1,001,795
PNC Financial Services Group,
Inc.
1,500,000 3.400%,  9/15/2026
b,f
1,426,979
1,000,000 4.758%,  1/26/2027
b
1,000,358
750,000 6.615%,  10/20/2027
b
772,911
925,000 5.582%,  6/12/2029
b
951,146

Limited Maturity Bond Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.0% Value
Financials  31.6% - continued
Principal Life Global Funding II
$ 1,000,000 4.800%,  1/9/2028
a
$ 1,008,363
Realty Income Corporation
500,000 4.875%,  6/1/2026 501,609
Regions Financial Corporation
1,285,000 2.250%,  5/18/2025 1,280,280
300,000 5.722%,  6/6/2030
b
307,221
RGA Global Funding
1,500,000 5.448%,  5/24/2029
a
1,538,493
Royal Bank of Canada
900,000 5.069%,  7/23/2027
b
905,437
1,000,000 4.510%,  10/18/2027
b
999,531
1,100,000 5.200%,  8/1/2028 1,121,244
750,000 4.950%,  2/1/2029 759,856
Santander Holdings USA, Inc.
350,000 3.450%,  6/2/2025 349,083
750,000 2.490%,  1/6/2028
b
718,834
750,000 5.473%,  3/20/2029
b
754,221
Santander UK Group Holdings plc
925,000 1.532%,  8/21/2026
b
912,511
Societe Generale SA
1,400,000 1.488%,  12/14/2026
a,b
1,367,675
850,000 5.250%,  2/19/2027
a
856,374
1,000,000 5.500%,  4/13/2029
a,b
1,013,675
Standard Chartered plc
1,000,000 2.608%,  1/12/2028
a,b,e
963,346
750,000 5.688%,  5/14/2028
a,b
762,894
900,000 5.545%,  1/21/2029
a,b
915,704
State Street Corporation
1,000,000 5.751%,  11/4/2026
b
1,006,639
1,250,000 4.536%,  2/28/2028 1,255,888
1,300,000 5.684%,  11/21/2029
b
1,349,716
Sumitomo Mitsui Financial Group,
Inc.
1,200,000 2.174%,  1/14/2027 1,154,737
1,100,000 5.716%,  9/14/2028 1,139,388
Sumitomo Mitsui Trust Bank, Ltd.
1,100,000 5.650%,  9/14/2026
a
1,117,686
Synchrony Financial
1,920,000 4.500%,  7/23/2025 1,917,865
500,000 5.935%,  8/2/2030
b
507,034
Synovus Bank
1,845,000 5.625%,  2/15/2028 1,853,751
Toronto-Dominion Bank
1,450,000 4.861%,  1/31/2028 1,466,125
Truist Financial Corporation
675,000 4.950%,  9/1/2025
b,f
670,068
650,000 4.260%,  7/28/2026
b
648,809
1,100,000 1.267%,  3/2/2027
b
1,066,378
U.S. Bancorp
750,000 5.727%,  10/21/2026
b
754,382
1,000,000 6.787%,  10/26/2027
b
1,033,210
500,000 4.548%,  7/22/2028
b
500,069
550,000 5.384%,  1/23/2030
b
561,143
1,000,000 5.100%,  7/23/2030
b
1,011,872
750,000 5.046%,  2/12/2031
b
756,138
UBS Group AG
3,350,000 1.305%,  2/2/2027
a,b
3,257,524
1,100,000 6.327%,  12/22/2027
a,b
1,129,576
875,000 6.850%,  9/10/2029
a,b,f
869,919
1,300,000 5.428%,  2/8/2030
a,b
1,323,597
Principal
Amount Long-Term Fixed Income  99.0% Value
Financials  31.6% - continued
USB Realty Corporation
$ 95,000
5.711%,  (TSFR3M +
1.409%), 1/15/2027
a,b,f
$ 77,136
Wells Fargo & Company
500,000 3.908%,  4/25/2026
b
499,665
500,000 4.540%,  8/15/2026
b
499,768
850,000 3.526%,  3/24/2028
b
832,883
1,000,000 5.707%,  4/22/2028
b
1,021,861
1,100,000 5.574%,  7/25/2029
b
1,129,908
Westpac New Zealand, Ltd.
1,500,000 5.132%,  2/26/2027
a
1,519,325
1,100,000 4.902%,  2/15/2028
a
1,110,022
Total 221,956,790
Foreign Government  0.4%
NBN Company, Ltd.
700,000 4.000%,  10/1/2027
a
693,434
Syngenta Finance NV
2,235,000 4.892%,  4/24/2025
a
2,234,197
Total 2,927,631
Mortgage-Backed Securities  1.3%
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
1,750,000 6.000%,  4/1/2041 1,777,374
7,400,000 5.500%,  5/1/2041 7,383,804
47,496
6.502%,  (RFUCCT1Y +
1.502%), 1/1/2043
b
48,354
Total 9,209,532
Technology  3.2%
Applied Materials, Inc.
725,000 4.800%,  6/15/2029 736,750
Broadcom, Inc.
1,000,000 4.150%,  2/15/2028 991,520
1,000,000 4.800%,  4/15/2028 1,007,338
1,350,000 5.050%,  7/12/2029 1,368,751
Dell International, LLC/EMC
Corporation
1,050,000 4.750%,  4/1/2028 1,054,800
Fiserv, Inc.
1,100,000 5.150%,  3/15/2027 1,110,750
1,100,000 5.450%,  3/2/2028 1,124,958
Foundry JV Holdco, LLC
1,100,000 5.500%,  1/25/2031
a
1,117,715
Hewlett Packard Enterprise
Company
350,000 4.450%,  9/25/2026 349,183
International Business Machines
Corporation
1,500,000 4.650%,  2/10/2028 1,509,576
Jabil, Inc.
1,000,000 4.250%,  5/15/2027 993,023
Microchip Technology, Inc.
350,000 5.050%,  3/15/2029 352,370
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
1,342,000 2.700%,  5/1/2025 1,339,625
Oracle Corporation
1,100,000 4.500%,  5/6/2028 1,100,410
900,000 4.800%,  8/3/2028 907,265
875,000 4.200%,  9/27/2029 858,248

Limited Maturity Bond Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.0% Value
Technology  3.2% - continued
PayPal Holdings, Inc.
$ 1,100,000 4.450%,  3/6/2028 $ 1,104,256
Qorvo, Inc.
2,300,000 4.375%,  10/15/2029 2,193,848
Roper Technologies, Inc.
1,075,000 4.500%,  10/15/2029 1,068,405
SK Hynix, Inc.
750,000 5.500%,  1/16/2027
a
759,692
Synopsys, Inc.
700,000 4.550%,  4/1/2027 702,603
VeriSign, Inc.
440,000 5.250%,  4/1/2025 440,000
VMware, LLC
350,000 1.400%,  8/15/2026 335,183
Total 22,526,269
Transportation  1.0%
Air Canada
1,875,000 3.875%,  8/15/2026
a
1,833,528
Delta Air Lines, Inc.
1,000,000 7.000%,  5/1/2025
a
1,001,346
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
537,500 4.500%,  10/20/2025
a
535,632
ERAC USA Finance, LLC
750,000 5.000%,  2/15/2029
a
758,398
Mileage Plus Holdings, LLC
450,000 6.500%,  6/20/2027
a
451,939
Penske Truck Leasing Company,
LP/PTL Finance Corporation
800,000 1.200%,  11/15/2025
a
781,959
United Airlines, Inc.
1,875,000 4.375%,  4/15/2026
a
1,845,185
Total 7,207,987
U.S. Government & Agencies  7.2%
U.S. Treasury Notes
31,780,000 3.500%,  1/31/2028 31,447,303
18,950,000 4.000%,  10/31/2029 18,992,194
Total 50,439,497
Utilities  4.4%
American Electric Power
Company, Inc.
2,000,000 5.699%,  8/15/2025 2,007,066
1,075,000 1.000%,  11/1/2025 1,052,011
745,000 5.200%,  1/15/2029 757,314
CenterPoint Energy, Inc.
900,000 5.250%,  8/10/2026 908,210
Constellation Energy Generation,
LLC
1,100,000 5.600%,  3/1/2028 1,129,816
Dominion Energy, Inc.
1,650,000 1.450%,  4/15/2026 1,597,418
DTE Energy Company
900,000 4.950%,  7/1/2027 906,794
950,000 5.100%,  3/1/2029 962,543
Duke Energy Carolinas, LLC
1,000,000 4.850%,  3/15/2030 1,010,110
Enel Finance International NV
1,000,000 6.800%,  10/14/2025
a
1,009,341
Evergy Kansas Central, Inc.
650,000 4.700%,  3/13/2028 652,284
Principal
Amount Long-Term Fixed Income  99.0% Value
Utilities  4.4% - continued
Eversource Energy
$ 1,100,000 5.450%,  3/1/2028 $ 1,123,979
Exelon Corporation
725,000 5.150%,  3/15/2028 736,680
Georgia Power Company
1,100,000 4.650%,  5/16/2028 1,107,123
Jersey Central Power & Light
Company
1,500,000 4.300%,  1/15/2026
a
1,493,431
National Rural Utilities Cooperative
Finance Corporation
1,100,000 4.750%,  2/7/2028 1,110,890
1,100,000 4.800%,  3/15/2028 1,113,805
862,000
7.459%,  (TSFR3M +
3.172%), 4/30/2043
b
862,846
Nevada Power Company
725,000 6.250%,  5/15/2055
b
717,286
NextEra Energy Capital Holdings,
Inc.
900,000 4.850%,  2/4/2028 910,583
900,000 5.050%,  3/15/2030 911,860
Pacific Gas and Electric Company
1,100,000 5.550%,  5/15/2029 1,115,015
Sempra
1,750,000 3.300%,  4/1/2025 1,750,000
Southern California Edison
Company
400,000 4.875%,  2/1/2027 401,405
Southern Company
900,000 4.000%,  1/15/2051
b
888,563
750,000 3.750%,  9/15/2051
b
728,778
Vistra Operations Company, LLC
2,000,000 5.125%,  5/13/2025
a
1,997,925
600,000 5.050%,  12/30/2026
a
601,706
WEC Energy Group, Inc.
460,000 5.600%,  9/12/2026 466,676
Xcel Energy, Inc.
1,050,000 4.750%,  3/21/2028 1,053,935
Total 31,085,393
Total Long-Term Fixed Income
(cost $696,308,746) 696,028,336
Shares
Collateral Held for Securities
Loaned 0.7% Value
4,876,007 Thrivent Cash Management Trust 4,876,007
Total Collateral Held for
Securities Loaned
(cost $4,876,007) 4,876,007
Shares Preferred Stock 0.3% Value
Financials  0.3%
66,000 Citigroup Capital XIII, 10.919%
b
1,970,760
Total 1,970,760
Total Preferred Stock
(cost $1,821,600) 1,970,760

Limited Maturity Bond Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments 2.3% Value
State Street Institutional U.S.
Government Money Market
Fund
16,505,858 4.293%
h
$ 16,505,858
Total Short-Term Investments
(cost $16,505,858) 16,505,858
Total Investments (cost
$719,512,211) 102.3% $719,380,961
Other Assets and Liabilities, Net
(2.3%) (16,172,653)
Total Net Assets 100.0% $703,208,308
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of March 31, 2025, the value of these investments was $301,591,620 or 42.9%
of total net assets.
b Denotes variable rate securities. The rate shown is as of
March 31, 2025. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c All or a portion of the security is insured or guaranteed.
d Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
March 31, 2025.
e All or a portion of the security is on loan.
f Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
g Defaulted security.  Interest is not being accrued.
h The interest rate shown reflects the yield.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Limited
Maturity Bond Portfolio as of March 31, 2025 was $74,250 or
0.01% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in
the schedule as of March 31, 2025.
Security
Acquisition
Date Cost
Credit Suisse Group AG  12/4/2013 $ 990,000
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Limited Maturity Bond
Portfolio as of March 31, 2025:
Securities Lending Transactions
Long-Term Fixed Income $ 4,729,619
Total lending $4,729,619
Gross amount payable upon return of
collateral for securities loaned $4,876,007
Net amounts due to counterparty $146,388
Definitions:
CLO - Collateralized Loan Obligation
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
Ser. - Series
Reference Rate Index:
CMT 1Y - Constant Maturity Treasury Yield 1 Year
LIBOR 1M - ICE Libor USD Rate 1 Month
RFUCCT1Y - Refinitiv USD IBOR Consumer Cash Fallbacks
Term 1 Year
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year

Limited Maturity Bond Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2025, in valuing Limited Maturity Bond Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 100,173,543 – 100,173,543 –
Basic Materials 9,493,124 – 9,493,124 –
Capital Goods 12,954,106 – 12,954,106 –
Collateralized Mortgage Obligations 72,398,929 – 72,398,929 –
Commercial Mortgage-Backed Securities 22,552,409 – 22,552,409 –
Communications Services 19,669,278 – 19,669,278 –
Consumer Cyclical 41,532,062 – 41,532,062 –
Consumer Non-Cyclical 41,735,579 – 41,735,579 –
Energy 30,166,207 – 30,166,207 –
Financials 221,956,790 – 221,956,790 –
Foreign Government 2,927,631 – 2,927,631 –
Mortgage-Backed Securities 9,209,532 – 9,209,532 –
Technology 22,526,269 – 22,526,269 –
Transportation 7,207,987 – 7,207,987 –
U.S. Government & Agencies 50,439,497 – 50,439,497 –
Utilities 31,085,393 – 31,085,393 –
Preferred Stock
Financials 1,970,760 1,970,760 – –
Short-Term Investments 16,505,858 16,505,858 – –
Subtotal Investments in Securities $714,504,954 $18,476,618 $696,028,336 $–
Other Investments  * Total
Collateral Held for Securities Loaned 4,876,007
Subtotal Other Investments $4,876,007
Total Investments at Value $719,380,961
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending for the Portfolio.
Thrivent Cash Management Trust is established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Limited Maturity Bond
Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
3/31/2025
Shares Held at
3/31/2025
% of Net
Assets
3/31/2025
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment $5,061 $9,825 $10,010 $4,876 4,876 0.7%
Total Collateral Held for Securities Loaned 5,061 4,876 0.7
Total Value $5,061 $4,876
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 3/31/2025
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – $– $ – $7
Total Affiliated Income from Securities Loaned, Net $7
Total Value $– $– $ –

Mid Cap Growth Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 96.6% Value
Communications Services  3.2%
31,312 Cargurus, Inc.
a
$ 912,119
36,790 Pinterest, Inc.
a
1,140,490
10,845 Trade Desk, Inc.
a
593,438
Total 2,646,047
Consumer Discretionary  14.2%
8,878 Champion Homes, Inc.
a
841,279
22,604 Chipotle Mexican Grill, Inc.
a
1,134,947
8,085 Deckers Outdoor Corporation
a
903,984
9,453 DoorDash, Inc.
a
1,727,725
3,788 Hilton Worldwide Holdings, Inc. 861,959
3,330 Lululemon Athletica, Inc.
a
942,590
108 NVR, Inc.
a
782,394
2,925 Pool Corporation 931,174
9,248 Ross Stores, Inc. 1,181,802
13,680 SharkNinja, Inc.
a
1,141,049
12,869 Wyndham Hotels & Resorts, Inc. 1,164,773
Total 11,613,676
Consumer Staples  1.3%
2,482 Casey's General Stores, Inc. 1,077,287
Total 1,077,287
Energy  2.4%
12,069 Matador Resources Company 616,605
41,831 TechnipFMC plc 1,325,625
Total 1,942,230
Financials  13.3%
2,950 Arthur J. Gallagher & Company 1,018,458
4,734 Fiserv, Inc.
a
1,045,409
6,312 Houlihan Lokey, Inc. 1,019,388
5,612 Jack Henry & Associates, Inc. 1,024,751
2,728 Kinsale Capital Group, Inc. 1,327,745
10,555 Northern Trust Corporation 1,041,251
11,553 Robinhood Markets, Inc.
a
480,836
23,394 TPG, Inc. 1,109,577
15,069 Tradeweb Markets, Inc. 2,237,144
7,108 Western Alliance Bancorp 546,108
Total 10,850,667
Health Care  13.1%
1,236 Argenx SE ADR
a
731,545
4,836 Cencora, Inc. 1,344,843
16,544 Dexcom, Inc.
a
1,129,790
9,946 Encompass Health Corporation 1,007,331
9,648 Exact Sciences Corporation
a
417,662
16,907 Globus Medical, Inc.
a
1,237,592
7,105 HealthEquity, Inc.
a
627,869
2,573 IDEXX Laboratories, Inc.
a
1,080,531
4,292 Natera, Inc.
a
606,932
1,766 Penumbra, Inc.
a
472,246
6,992 Repligen Corporation
a
889,662
2,235 STERIS plc 506,563
2,809 West Pharmaceutical Services,
Inc. 628,879
Total 10,681,445
Industrials  19.8%
7,257 Advanced Drainage Systems, Inc. 788,473
9,623 BWX Technologies, Inc. 949,309
5,187 Clean Harbors, Inc.
a
1,022,358
2,555 EMCOR Group, Inc. 944,405
31,669 ExlService Holdings, Inc.
a
1,495,093
Shares Common Stock  96.6% Value
Industrials  19.8% - continued
15,428 Fastenal Company $ 1,196,441
15,510 Howmet Aerospace, Inc. 2,012,112
16,097 nVent Electric plc 843,805
6,679 Old Dominion Freight Line, Inc. 1,105,041
6,671 Regal Rexnord Corporation 759,493
3,116 Rockwell Automation, Inc. 805,112
1,750 Saia, Inc.
a
611,502
12,438 TransUnion 1,032,230
7,743 Waste Connections, Inc. 1,511,356
2,070 Watsco, Inc. 1,052,181
Total 16,128,911
Information Technology  23.7%
18,244 Amphenol Corporation 1,196,624
12,134 Arista Networks, Inc.
a
940,142
3,087 CrowdStrike Holdings, Inc.
a
1,088,414
3,267 CyberArk Software, Ltd.
a
1,104,246
21,457 Dynatrace Holdings, LLC
a
1,011,698
593 Fair Isaac Corporation
a
1,093,587
2,446 Gartner, Inc.
a
1,026,684
17,611 Gitlab, Inc.
a
827,717
4,799 Globant SA
a
564,938
6,654 Guidewire Software, Inc.
a
1,246,693
2,372 HubSpot, Inc.
a
1,355,100
24,618 JFrog, Ltd.
a
787,776
16,923 Lattice Semiconductor
Corporation
a
887,611
10,640 Marvell Technology, Inc. 655,105
4,722 MongoDB, Inc.
a
828,239
4,303 Onto Innovation, Inc.
a
522,126
4,848 Palantir Technologies, Inc.
a
409,171
7,908 PTC, Inc.
a
1,225,345
18,319 Trimble, Inc.
a
1,202,642
2,345 Tyler Technologies, Inc.
a
1,363,360
Total 19,337,218
Materials  2.1%
1,873 Martin Marietta Materials, Inc. 895,538
7,065 RPM International, Inc. 817,279
Total 1,712,817
Real Estate  2.4%
6,945 CBRE Group, Inc.
a
908,267
13,438 CoStar Group, Inc.
a
1,064,693
Total 1,972,960
Utilities  1.1%
7,313 Vistra Energy Corporation 858,839
Total 858,839
Total Common Stock
(cost $69,204,793) 78,822,097
Shares
Registered Investment
Companies   1.8% Value
U.S. Unaffiliated   1.8%
5,211 SPDR S&P Biotech ETF
b
422,612
1,340 SPDR S&P Oil & Gas Exploration
ETF
b
176,491
3,522 SPDR S&P Regional Banking ETF
b
200,226

Mid Cap Growth Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies  1.8% Value
U.S. Unaffiliated   1.8%  - continued
4,368 SPDR S&P Software & Services
ETF $ 698,269
Total 1,497,598
Total Registered Investment
Companies (cost $1,717,888) 1,497,598
Shares
Collateral Held for Securities
Loaned 1.0% Value
809,775 Thrivent Cash Management Trust 809,775
Total Collateral Held for
Securities Loaned
(cost $809,775) 809,775
Shares or
Principal
Amount Short-Term Investments 1.7% Value
State Street Institutional U.S.
Government Money Market
Fund
1,349,146 4.293%
c
1,349,146
Total Short-Term Investments
(cost $1,349,146) 1,349,146
Total Investments (cost
$73,081,602) 101.1% $82,478,616
Other Assets and Liabilities, Net
(1.1%) (919,948)
Total Net Assets 100.0% $81,558,668
a Non-income producing security.
b All or a portion of the security is on loan.
c The interest rate shown reflects the yield.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Growth Portfolio as of March 31, 2025:
Securities Lending Transactions
Common Stock $ 778,123
Total lending $778,123
Gross amount payable upon return of
collateral for securities loaned $809,775
Net amounts due to counterparty $31,652
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
plc - Public Limited Company
S&P - Standard & Poor's
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.

Mid Cap Growth Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2025, in valuing Mid Cap Growth Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 2,646,047 2,646,047 – –
Consumer Discretionary 11,613,676 11,613,676 – –
Consumer Staples 1,077,287 1,077,287 – –
Energy 1,942,230 1,942,230 – –
Financials 10,850,667 10,850,667 – –
Health Care 10,681,445 10,681,445 – –
Industrials 16,128,911 16,128,911 – –
Information Technology 19,337,218 19,337,218 – –
Materials 1,712,817 1,712,817 – –
Real Estate 1,972,960 1,972,960 – –
Utilities 858,839 858,839 – –
Registered Investment Companies
U.S. Unaffiliated 1,497,598 1,497,598 – –
Short-Term Investments 1,349,146 1,349,146 – –
Subtotal Investments in Securities $81,668,841 $81,668,841 $– $–
Other Investments  * Total
Collateral Held for Securities Loaned 809,775
Subtotal Other Investments $809,775
Total Investments at Value $82,478,616
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Growth Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
3/31/2025
Shares Held at
3/31/2025
% of Net
Assets
3/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% $1,661 $2,532 $4,193 $– – –
Total Affiliated Short-Term Investments 1,661 – –
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 303 5,785 5,278 810 810 1.0%
Total Collateral Held for Securities Loaned 303 810 1.0
Total Value $1,964 $810

Mid Cap Growth Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 3/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% $– $– $ – $8
Total Income/Non Cash Income from Affiliated
Investments $8
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 1
Total Affiliated Income from Securities Loaned, Net $1
Total Value $– $– $ –

Mid Cap Index Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 98.5% Value
Communications Services  1.2%
28,328 EchoStar Corporation
a
$ 724,630
51,962 Frontier Communications Parent,
Inc.
a
1,863,358
25,519 Iridium Communications, Inc. 697,179
38,258 New York Times Company 1,897,597
6,837 Nexstar Media Group, Inc. 1,225,327
33,992 Warner Music Group Corporation 1,065,649
63,600 ZoomInfo Technologies, Inc.
a
636,000
Total 8,109,740
Consumer Discretionary  13.1%
11,811 Abercrombie & Fitch Company
a
902,006
62,157 Aramark 2,145,660
16,763 Autoliv, Inc. 1,482,687
6,044 AutoNation, Inc.
a
978,644
50,780 Bath & Body Works, Inc. 1,539,650
15,543 Boyd Gaming Corporation 1,023,196
15,470 Brunswick Corporation 833,059
14,726 Burlington Stores, Inc.
a
3,509,648
27,645 Capri Holdings, Ltd.
a
545,436
19,028 Cavana Company
a
1,644,209
38,838 Chewy, Inc.
a
1,262,623
5,238 Choice Hotels International, Inc.
b
695,502
17,232 Churchill Downs, Inc. 1,913,958
7,509 Columbia Sportswear Company 568,356
13,143 Crocs, Inc.
a
1,395,787
13,576 Dick's Sporting Goods, Inc. 2,736,379
8,885 Duolingo, Inc.
a
2,759,148
12,898 Five Below, Inc.
a
966,383
25,142 Floor & Decor Holdings, Inc.
a
2,023,177
95,329 GameStop Corporation
a,b
2,127,743
52,168 Gap, Inc. 1,075,182
53,324 Gentex Corporation 1,242,449
66,815 Goodyear Tire & Rubber
Company
a
617,371
790 Graham Holdings Company 759,079
6,739 Grand Canyon Education, Inc.
a
1,165,982
31,382 H&R Block, Inc. 1,723,186
26,868 Harley-Davidson, Inc. 678,417
14,548 Hilton Grand Vacations, Inc.
a
544,241
9,999 Hyatt Hotels Corporation 1,224,877
16,271 KB Home 945,671
12,576 Lear Corporation 1,109,455
20,705 Light & Wonder, Inc.
a
1,793,260
6,245 Lithia Motors, Inc. 1,833,157
65,095 Macy's, Inc. 817,593
7,530 Marriott Vacations Worldwide
Corporation 483,727
78,990 Mattel, Inc.
a
1,534,776
4,271 Murphy USA, Inc. 2,006,559
22,831 Nordstrom, Inc. 558,218
14,367 Ollie's Bargain Outlet Holdings,
Inc.
a
1,671,744
4,383 Penske Automotive Group, Inc. 631,064
19,737 Planet Fitness, Inc.
a
1,906,792
12,291 Polaris, Inc. 503,194
13,044 PVH Corporation 843,164
3,533 RH
a
828,171
33,812 Service Corporation International/
US 2,711,722
30,853 Skechers USA, Inc.
a
1,751,833
44,835 Somnigroup International, Inc.
b
2,684,720
24,262 Taylor Morrison Home Corporation
a
1,456,690
15,642 Texas Roadhouse, Inc. 2,606,426
12,478 Thor Industries, Inc. 945,957
Shares Common Stock  98.5% Value
Consumer Discretionary  13.1% - continued
23,420 Toll Brothers, Inc. $ 2,472,918
6,875 TopBuild Corporation
a
2,096,531
16,038 Travel + Leisure Company 742,399
44,272 Under Armour, Inc., Class A
a
276,700
30,030 Under Armour, Inc., Class C
a
178,679
8,778 Vail Resorts, Inc. 1,404,656
29,800 Valvoline, Inc.
a
1,037,338
77,639 VF Corporation 1,204,957
6,476 Visteon Corporation
a
502,667
40,145 Wendy's Company 587,321
12,985 Whirlpool Corporation 1,170,338
6,849 Wingstop, Inc. 1,544,997
18,228 Wyndham Hotels & Resorts, Inc. 1,649,816
19,888 YETI Holdings, Inc.
a
658,293
Total 85,235,538
Consumer Staples  5.3%
95,089 Albertson's Companies, Inc. 2,091,007
30,077 BellRing Brands, Inc.
a
2,239,534
30,971 BJ's Wholesale Club Holdings,
Inc.
a
3,533,791
2,017 Boston Beer Company, Inc.
a
481,740
8,703 Casey's General Stores, Inc. 3,777,450
36,921 Celsius Holdings, Inc.
a
1,315,126
1,382 Coca-Cola Consolidated, Inc. 1,865,700
85,868 Coty, Inc.
a
469,698
37,291 Darling Ingredients, Inc.
a
1,164,971
13,223 e.l.f. Beauty, Inc.
a
830,272
45,921 Flowers Foods, Inc. 872,958
15,123 Ingredion, Inc. 2,044,781
4,525 Lancaster Colony Corporation 791,875
37,946 Maplebear, Inc.
a
1,513,666
36,627 Performance Food Group
Company
a
2,879,981
9,451 Pilgrim's Pride Corporation
a
515,174
10,727 Post Holdings, Inc.
a
1,248,194
23,444 Sprouts Farmers Markets, Inc.
a
3,578,492
54,015 US Foods Holding Corporation
a
3,535,822
Total 34,750,232
Energy  4.1%
78,550 Antero Midstream Corporation 1,413,900
68,582 Antero Resources Corporation
a
2,773,456
44,735 ChampionX Corporation 1,333,103
14,333 Chord Energy Corporation 1,615,616
20,818 Civitas Resources, Inc. 726,340
34,898 CNX Resources Corporation
a
1,098,589
23,757 DT Midstream, Inc. 2,292,075
37,497 HF Sinclair Corporation 1,232,901
27,207 Matador Resources Company 1,390,006
32,143 Murphy Oil Corporation 912,861
89,288 NOV, Inc. 1,358,963
61,036 Ovintiv, Inc. 2,612,341
22,981 PBF Energy, Inc. 438,707
149,982 Permian Resources Corporation 2,077,251
56,578 Range Resources Corporation 2,259,160
15,340 Valaris, Ltd.
a
602,249
30,788 Viper Energy, Inc. 1,390,078
17,080 Weatherford International plc 914,634
Total 26,442,230
Financials  18.5%
6,860 Affiliated Managers Group, Inc. 1,152,686
64,442 Ally Financial, Inc. 2,350,200
16,933 American Financial Group, Inc. 2,223,980

Mid Cap Index Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  98.5% Value
Financials  18.5% - continued
135,603 Annaly Capital Management, Inc. $ 2,754,097
38,437 Associated Banc-Corp 865,986
24,737 Bank OZK 1,074,823
13,746 Brighthouse Financial, Inc.
a
797,131
43,031 Cadence Bank 1,306,421
49,479 Carlyle Group, Inc. 2,156,790
23,826 CNO Financial Group, Inc. 992,353
49,128 Columbia Banking System, Inc. 1,225,252
30,810 Comerica, Inc. 1,819,639
28,623 Commerce Bancshares, Inc. 1,781,209
15,061 Cullen/Frost Bankers, Inc. 1,885,637
32,503 East West Bancorp, Inc. 2,917,469
72,660 Equitable Holdings, Inc. 3,784,859
24,622 Essent Group, Ltd. 1,421,182
9,682 Euronet Worldwide, Inc.
a
1,034,522
8,301 Evercore, Inc. 1,657,876
84,316 F.N.B. Corporation 1,134,050
18,269 Federated Hermes, Inc. 744,827
60,950 Fidelity National Financial, Inc. 3,966,626
24,150 First American Financial
Corporation 1,584,964
30,156 First Financial Bankshares, Inc. 1,083,203
122,858 First Horizon Corporation 2,385,902
9,130 FirstCash Holdings, Inc. 1,098,522
71,050 Flagstar Financial, Inc. 825,601
26,588 Glacier Bancorp, Inc. 1,175,721
10,161 Hamilton Lane, Inc. 1,510,636
20,178 Hancock Whitney Corporation 1,058,336
8,448 Hanover Insurance Group, Inc. 1,469,530
43,348 Home BancShares, Inc. 1,225,448
12,667 Houlihan Lokey, Inc. 2,045,720
25,528 Interactive Brokers Group, Inc. 4,227,181
12,542 International Bancshares
Corporation 790,899
29,823 Janus Henderson Group plc 1,078,101
38,174 Jefferies Financial Group, Inc. 2,044,981
14,083 Kemper Corporation 941,449
5,187 Kinsale Capital Group, Inc. 2,524,565
58,252 MGIC Investment Corporation 1,443,485
6,334 Morningstar, Inc. 1,899,377
74,790 Old National Bancorp 1,584,800
54,693 Old Republic International
Corporation 2,145,059
17,943 Pinnacle Financial Partners, Inc. 1,902,676
7,824 Primerica, Inc. 2,226,163
22,338 Prosperity Bancshares, Inc. 1,594,263
15,444 Reinsurance Group of America,
Inc. 3,040,924
11,547 RenaissanceRe Holdings, Ltd. 2,771,280
19,553 RLI Corporation 1,570,692
24,946 Ryan Specialty Holdings, Inc. 1,842,761
22,602 SEI Investments Company 1,754,593
14,256 Selective Insurance Group, Inc. 1,304,994
16,099 Shift4 Payments, Inc.
a,b
1,315,449
49,331 SLM Corporation 1,448,851
23,020 SouthState Corporation 2,136,716
75,098 Starwood Property Trust, Inc. 1,484,687
23,955 Stifel Financial Corporation 2,257,998
33,098 Synovus Financial Corporation 1,547,001
10,788 Texas Capital Bancshares, Inc.
a
805,864
15,957 UMB Financial Corporation 1,613,253
33,473 United Bankshares, Inc. 1,160,509
38,525 Unum Group 3,138,246
111,362 Valley National Bancorp 990,008
22,559 Voya Financial, Inc. 1,528,598
Shares Common Stock  98.5% Value
Financials  18.5% - continued
40,185 Webster Financial Corporation $ 2,071,537
25,572 Western Alliance Bancorp 1,964,697
79,224 Western Union Company 838,190
8,186 WEX, Inc.
a
1,285,366
15,591 Wintrust Financial Corporation 1,753,364
34,670 Zions Bancorp NA 1,728,646
Total 120,268,421
Health Care  9.0%
21,778 Acadia Healthcare Company, Inc.
a
660,309
7,679 Amedisys, Inc.
a
711,306
159,645 Avantor, Inc.
a
2,587,845
44,684 BioMarin Pharmaceutical, Inc.
a
3,158,712
4,518 Bio-Rad Laboratories, Inc.
a
1,100,404
25,947 Bruker Corporation 1,083,028
3,513 Chemed Corporation 2,161,619
27,670 Cytokinetics, Inc.
a
1,112,057
46,606 Dentsply Sirona, Inc. 696,294
31,301 Doximity, Inc.
a
1,816,397
23,622 Encompass Health Corporation 2,392,436
13,369 Ensign Group, Inc. 1,729,949
40,371 Envista Holdings Corporation
a
696,804
65,621 Exelixis, Inc.
a
2,422,727
26,667 Globus Medical, Inc.
a
1,952,024
11,779 Haemonetics Corporation
a
748,555
29,830 Halozyme Therapeutics, Inc.
a
1,903,452
20,319 HealthEquity, Inc.
a
1,795,590
44,827 Hims & Hers Health, Inc.
a
1,324,638
37,139 Illumina, Inc.
a
2,946,608
14,174 Jazz Pharmaceuticals, Inc.
a
1,759,702
16,301 Lantheus Holdings, Inc.
a
1,590,978
12,731 LivaNova plc
a
500,074
10,419 Masimo Corporation
a
1,735,805
5,858 Medpace Holdings, Inc.
a
1,784,874
23,377 Neurocrine Biosciences, Inc.
a
2,585,496
39,901 Option Care Health, Inc.
a
1,394,540
8,998 Penumbra, Inc.
a
2,406,155
31,987 Perrigo Company plc 896,916
12,217 Repligen Corporation
a
1,554,491
98,707 Roivant Sciences, Ltd.
a
995,954
22,396 Sarepta Therapeutics, Inc.
a
1,429,313
35,861 Sotera Health Company
a
418,139
22,297 Tenet Healthcare Corporation
a
2,998,947
10,468 United Therapeutics Corporation
a
3,226,970
Total 58,279,108
Industrials  20.6%
15,817 AAON, Inc. 1,235,782
7,188 Acuity Brands, Inc. 1,892,960
16,551 Advanced Drainage Systems, Inc. 1,798,266
31,111 AECOM 2,884,923
14,526 AGCO Corporation 1,344,672
28,857 Alaska Air Group, Inc.
a
1,420,342
154,174 American Airlines Group, Inc.
a
1,626,536
8,998 Applied Industrial Technologies,
Inc. 2,027,609
3,955 Avis Budget Group, Inc.
a,b
300,185
10,233 Brink's Company 881,675
21,440 BWX Technologies, Inc. 2,115,056
5,257 CACI International, Inc.
a
1,928,898
10,424 Carlisle Companies, Inc. 3,549,372
9,859 Chart Industries, Inc.
a
1,423,245
11,879 Clean Harbors, Inc.
a
2,341,351
204,987 CNH Industrial NV 2,517,240
8,319 Comfort Systems USA, Inc. 2,681,463

Mid Cap Index Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  98.5% Value
Industrials  20.6% - continued
10,861 Concentrix Corporation
b
$ 604,306
44,592 Core & Main, Inc.
a
2,154,240
11,406 Crane Company 1,747,171
8,830 Curtiss-Wright Corporation 2,801,494
28,001 Donaldson Company, Inc. 1,877,747
10,786 EMCOR Group, Inc. 3,986,829
9,244 EnerSys 846,566
13,322 ESAB Corporation 1,552,013
37,721 ExlService Holdings, Inc.
a
1,780,808
11,902 Exponent, Inc. 964,776
30,803 Flowserve Corporation 1,504,419
40,214 Fluor Corporation
a
1,440,465
29,126 Fortune Brands Innovations, Inc. 1,773,191
8,282 FTI Consulting, Inc.
a
1,358,911
8,333 GATX Corporation 1,293,865
37,675 Genpact, Ltd. 1,898,067
39,589 Graco, Inc. 3,306,077
28,017 GXO Logistics, Inc.
a
1,094,904
19,022 Hexcel Corporation 1,041,645
8,293 Insperity, Inc. 739,984
19,085 ITT Corporation 2,465,019
31,240 KBR, Inc. 1,556,064
13,458 Kirby Corporation
a
1,359,393
37,958 Knight-Swift Transportation
Holdings, Inc. 1,650,793
8,280 Landstar System, Inc. 1,243,656
13,230 Lincoln Electric Holdings, Inc. 2,502,587
11,005 ManpowerGroup, Inc. 636,969
14,435 MasTec, Inc.
a
1,684,709
13,271 Maximus, Inc. 904,949
12,612 Middleby Corporation
a
1,916,772
9,203 MSA Safety, Inc. 1,349,988
10,477 MSC Industrial Direct Company,
Inc. 813,749
26,666 Mueller Industries, Inc. 2,030,349
33,694 NEXTracker, Inc.
a
1,419,865
38,643 nVent Electric plc 2,025,666
15,255 Oshkosh Corporation 1,435,190
20,113 Owens Corning, Inc. 2,872,539
10,955 Parsons Corporation
a
648,646
10,221 Paylocity Holding Corporation
a
1,914,802
43,238 RB Global, Inc. 4,336,771
7,332 RBC Bearings, Inc.
a
2,359,218
15,528 Regal Rexnord Corporation 1,767,863
9,867 Ryder System, Inc. 1,418,973
6,235 Saia, Inc.
a
2,178,696
11,461 Science Applications International
Corporation 1,286,726
35,067 Sensata Technologies Holding plc 851,076
9,886 Simpson Manufacturing Company,
Inc. 1,552,893
15,568 Terex Corporation 588,159
62,844 Tetra Tech, Inc. 1,838,187
14,960 Timken Company 1,075,175
23,593 Toro Company 1,716,391
25,121 Trex Company, Inc.
a
1,459,530
14,238 UFP Industries, Inc. 1,524,036
4,697 Valmont Industries, Inc. 1,340,383
8,166 Watsco, Inc. 4,150,778
6,417 Watts Water Technologies, Inc. 1,308,555
10,411 WESCO International, Inc. 1,616,828
13,918 Woodward, Inc. 2,539,896
27,489 XPO, Inc.
a
2,957,267
Total 134,036,159
Shares Common Stock  98.5% Value
Information Technology  9.8%
30,651 Allegro MicroSystems, Inc.
a
$ 770,260
26,600 Amkor Technology, Inc. 480,396
5,449 Appfolio, Inc.
a
1,198,235
12,232 Arrow Electronics, Inc.
a
1,270,049
10,363 ASGN, Inc.
a
653,076
20,282 Avnet, Inc. 975,361
9,442 Belden, Inc. 946,560
21,990 BILL Holdings, Inc.
a
1,009,121
8,918 Blackbaud, Inc.
a
553,362
33,321 Ciena Corporation
a
2,013,588
12,460 Cirrus Logic, Inc.
a
1,241,701
39,827 Cognex Corporation 1,188,039
36,334 Coherent Corporation
a
2,359,530
10,316 CommVault Systems, Inc.
a
1,627,452
11,529 Crane NXT Company 592,591
47,367 DocuSign, Inc.
a
3,855,674
14,350 Dolby Laboratories, Inc. 1,152,448
50,748 Dropbox, Inc.
a
1,355,479
70,186 Dynatrace Holdings, LLC
a
3,309,270
35,433 Entegris, Inc. 3,099,679
8,438 Fabrinet
a
1,666,589
89,823 Flex, Ltd.
a
2,971,345
19,582 Guidewire Software, Inc.
a
3,668,884
6,185 IPG Photonics Corporation
a
390,521
54,558 Kyndryl Holdings, Inc.
a
1,713,121
32,349 Lattice Semiconductor
Corporation
a
1,696,705
5,818 Littelfuse, Inc. 1,144,633
16,225 Lumentum Holdings, Inc.
a
1,011,467
13,944 MACOM Technology Solutions
Holdings, Inc.
a
1,399,699
14,331 Manhattan Associates, Inc.
a
2,479,836
15,779 MKS Instruments, Inc. 1,264,687
8,422 Novanta, Inc.
a
1,076,921
11,580 Onto Innovation, Inc.
a
1,405,117
13,349 Power Integrations, Inc. 674,125
72,665 Pure Storage, Inc.
a
3,216,880
8,579 Qualys, Inc.
a
1,080,353
24,988 Rambus, Inc.
a
1,293,754
7,610 Silicon Laboratories, Inc.
a
856,658
9,188 Synaptics, Inc.
a
585,459
17,664 TD SYNNEX Corporation 1,836,349
10,349 Universal Display Corporation 1,443,479
34,864 Vontier Corporation 1,145,282
Total 63,673,735
Materials  6.5%
60,574 Alcoa Corporation 1,847,507
33,444 Allegheny Technologies, Inc.
a
1,740,091
15,591 AptarGroup, Inc. 2,313,393
11,063 Ashland, Inc. 655,925
21,421 Avient Corporation 796,004
51,146 Axalta Coating Systems, Ltd.
a
1,696,513
27,151 Berry Plastics Group, Inc. 1,895,411
12,713 Cabot Corporation 1,056,959
11,711 Carpenter Technology Corporation 2,121,799
113,495 Cleveland-Cliffs, Inc.
a
932,929
26,645 Commercial Metals Company 1,225,937
27,446 Crown Holdings, Inc. 2,449,830
7,805 Eagle Materials, Inc. 1,732,164
70,389 Graphic Packaging Holding
Company 1,827,298
6,061 Greif, Inc. 333,294
13,274 Knife River Corporation
a
1,197,448
14,657 Louisiana-Pacific Corporation 1,348,151

Mid Cap Index Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  98.5% Value
Materials  6.5% - continued
1,787 NewMarket Corporation $ 1,012,246
27,127 Olin Corporation 657,559
12,689 Reliance, Inc. 3,663,949
15,418 Royal Gold, Inc. 2,520,997
30,144 RPM International, Inc. 3,487,058
10,106 Scotts Miracle-Gro Company 554,718
19,030 Silgan Holdings, Inc. 972,814
23,038 Sonoco Products Company 1,088,315
52,794 United States Steel Corporation 2,231,074
7,846 Westlake Corporation 784,835
Total 42,144,218
Real Estate  7.4%
25,095 Agree Realty Corporation 1,937,083
74,378 American Homes 4 Rent 2,812,232
71,729 Brixmor Property Group, Inc. 1,904,405
26,371 COPT Defense Properties 719,137
39,310 Cousins Properties, Inc. 1,159,645
53,024 CubeSmart 2,264,655
12,178 EastGroup Properties, Inc. 2,145,155
17,756 EPR Properties 934,143
44,795 Equity Lifestyle Properties, Inc. 2,987,827
31,041 First Industrial Realty Trust, Inc. 1,674,972
64,334 Gaming and Leisure Properties,
Inc. 3,274,601
83,090 Healthcare Realty Trust, Inc. 1,404,221
54,036 Independence Realty Trust, Inc. 1,147,184
11,124 Jones Lang LaSalle, Inc.
a
2,757,751
24,929 Kilroy Realty Corporation 816,674
51,503 Kite Realty Group Trust 1,152,122
20,618 Lamar Advertising Company 2,345,916
16,442 National Storage Affiliates Trust 647,815
43,974 NNN REIT, Inc. 1,875,491
66,080 Omega Healthcare Investors, Inc. 2,516,327
48,394 Park Hotels & Resorts, Inc. 516,848
16,810 PotlatchDeltic Corporation 758,467
32,947 Rayonier, Inc. REIT 918,562
53,351 Rexford Industrial Realty, Inc. 2,088,692
55,471 Sabra Health Care REIT, Inc. 969,078
43,742 STAG Industrial, Inc. 1,579,961
38,929 Vornado Realty Trust 1,439,984
51,312 WP Carey, Inc. 3,238,300
Total 47,987,248
Utilities  3.0%
13,576 ALLETE, Inc. 891,943
16,791 Black Hills Corporation 1,018,374
59,235 Essential Utilities, Inc. 2,341,559
12,490 IDACORP, Inc. 1,451,588
21,231 National Fuel Gas Company 1,681,283
23,514 New Jersey Resources
Corporation 1,153,597
14,379 Northwestern Energy Group, Inc. 832,113
47,115 OGE Energy Corporation 2,165,405
13,283 ONE Gas, Inc. 1,004,062
13,474 Ormat Technologies, Inc. 953,555
25,638 Portland General Electric
Company 1,143,455
14,130 Southwest Gas Holdings, Inc. 1,014,534
13,680 Spire, Inc. 1,070,460
21,148 TXNM Energy, Inc. 1,130,995
Shares Common Stock  98.5% Value
Utilities  3.0% - continued
50,365 UGI Corporation $ 1,665,571
Total 19,518,494
Total Common Stock
(cost $470,128,394) 640,445,123
Shares
Collateral Held for Securities
Loaned 1.1% Value
7,031,265 Thrivent Cash Management Trust 7,031,265
Total Collateral Held for
Securities Loaned
(cost $7,031,265) 7,031,265
Shares or
Principal
Amount Short-Term Investments 1.4% Value
Federal Home Loan Bank Discount
Notes
300,000 4.240%, 4/2/2025
c,d
299,930
300,000 4.235%, 4/16/2025
c,d
299,437
100,000 4.240%, 5/30/2025
c,d
99,308
State Street Institutional U.S.
Government Money Market
Fund
8,228,414 4.293%
c
8,228,415
Total Short-Term Investments
(cost $8,927,155) 8,927,090
Total Investments (cost
$486,086,814) 101.0% $656,403,478
Other Assets and Liabilities, Net
(1.0%) (6,530,335)
Total Net Assets 100.0% $649,873,143
a Non-income producing security.
b All or a portion of the security is on loan.
c The interest rate shown reflects the yield.
d All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Index Portfolio as of March 31, 2025:
Securities Lending Transactions
Common Stock $ 6,960,432
Total lending $6,960,432
Gross amount payable upon return of
collateral for securities loaned $7,031,265
Net amounts due to counterparty $70,833
Definitions:
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

Mid Cap Index Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
S&P
-
Standard & Poor's
I
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2025, in valuing Mid Cap Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 8,109,740 8,109,740 – –
Consumer Discretionary 85,235,538 85,235,538 – –
Consumer Staples 34,750,232 34,750,232 – –
Energy 26,442,230 26,442,230 – –
Financials 120,268,421 120,268,421 – –
Health Care 58,279,108 58,279,108 – –
Industrials 134,036,159 134,036,159 – –
Information Technology 63,673,735 63,673,735 – –
Materials 42,144,218 42,144,218 – –
Real Estate 47,987,248 47,987,248 – –
Utilities 19,518,494 19,518,494 – –
Short-Term Investments 8,927,090 8,228,415 698,675 –
Subtotal Investments in Securities $649,372,213 $648,673,538 $698,675 $–
Other Investments  * Total
Collateral Held for Securities Loaned 7,031,265
Subtotal Other Investments $7,031,265
Total Investments at Value $656,403,478
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of March 31, 2025, in valuing Mid Cap Index Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 86,352 86,352 – –
Total Asset Derivatives $86,352 $86,352 $– $–
The following table presents Mid Cap Index Portfolio's futures contracts held as of March 31, 2025. Investments and/or cash totaling $698,675 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CME E-mini S&P Mid-Cap 400 Index 33 June 2025 $ 9,611,028 $ 86,352
Total Futures Long Contracts $ 9,611,028 $ 86,352
Total Futures Contracts $ 9,611,028 $86,352

Mid Cap Index Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Index Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
3/31/2025
Shares Held at
3/31/2025
% of Net
Assets
3/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% $4,298 $10,478 $14,776 $– – –
Total Affiliated Short-Term Investments 4,298 – –
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 4,508 27,873 25,350 7,031 7,031 1.1%
Total Collateral Held for Securities Loaned 4,508 7,031 1.1
Total Value $8,806 $7,031
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 3/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% $– $– $ – $14
Total Income/Non Cash Income from Affiliated
Investments $14
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 1
Total Affiliated Income from Securities Loaned, Net $1
Total Value $– $– $ –

Mid Cap Stock Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 97.0% Value
Consumer Discretionary  10.5%
412,642 Champion Homes, Inc.
a
$ 39,101,956
251,680 Crocs, Inc.
a
26,728,416
274,984 Deckers Outdoor Corporation
a
30,745,961
248,849 Garmin, Ltd. 54,032,583
127,059 Lululemon Athletica, Inc.
a
35,965,321
4,603 NVR, Inc.
a
33,345,927
Total 219,920,164
Consumer Staples  4.9%
282,434 BJ's Wholesale Club Holdings,
Inc.
a
32,225,719
93,500 Casey's General Stores, Inc. 40,582,740
178,849 Hershey Company 30,588,545
Total 103,397,004
Energy  5.2%
1,113,135 Devon Energy Corporation 41,631,249
593,345 Expand Energy Corporation 66,051,165
Total 107,682,414
Financials  17.1%
1,024,377 Ally Financial, Inc. 37,359,029
75,809 Ameriprise Financial, Inc. 36,699,895
495,074 Arch Capital Group, Ltd. 47,616,218
120,206 Kinsale Capital Group, Inc. 58,505,462
390,923 Northern Trust Corporation 38,564,554
911,996 Radian Group, Inc. 30,159,708
275,735 Tradeweb Markets, Inc. 40,935,618
462,895 Western Alliance Bancorp 35,564,223
663,128 Zions Bancorp NA 33,063,562
Total 358,468,269
Health Care  8.8%
93,521 Align Technology, Inc.
a
14,856,746
372,821 Centene Corporation
a
22,633,963
77,320 Humana, Inc. 20,458,872
297,240 Neurocrine Biosciences, Inc.
a
32,874,744
1,218,178 Progyny, Inc.
a
27,214,097
65,986 United Therapeutics Corporation
a
20,341,504
121,262 Waters Corporation
a
44,693,535
Total 183,073,461
Industrials  21.0%
49,634 Axon Enterprise, Inc.
a
26,105,002
240,306 Expeditors International of
Washington, Inc. 28,896,796
535,882 Fastenal Company 41,557,649
384,513 Howmet Aerospace, Inc. 49,882,871
233,071 Leidos Holdings, Inc. 31,450,601
143,199 Lincoln Electric Holdings, Inc. 27,087,523
272,046 Old Dominion Freight Line, Inc. 45,010,011
143,427 Quanta Services, Inc. 36,456,275
161,928 Rockwell Automation, Inc. 41,838,957
901,609 Southwest Airlines Company 30,276,030
570,803 Timken Company 41,023,612
64,837 United Rentals, Inc. 40,633,348
Total 440,218,675
Information Technology  13.2%
356,884 Ciena Corporation
a
21,566,500
239,563 Datadog, Inc.
a
23,767,045
778,540 DocuSign, Inc.
a
63,373,156
509,190 ON Semiconductor Corporation
a
20,718,941
510,989 Qorvo, Inc.
a
37,000,714
Shares Common Stock  97.0% Value
Information Technology  13.2% - continued
1,025,921 Trimble, Inc.
a
$ 67,351,714
176,296 Varonis Systems, Inc.
a
7,131,173
121,424 Zebra Technologies Corporation
a
34,309,565
Total 275,218,808
Materials  3.9%
233,573 Albemarle Corporation 16,821,928
522,528 Steel Dynamics, Inc. 65,357,802
Total 82,179,730
Real Estate  5.3%
140,981 Extra Space Storage, Inc. 20,934,269
748,585 First Industrial Realty Trust, Inc. 40,393,647
225,156 SBA Communications Corporation 49,536,571
Total 110,864,487
Utilities  7.1%
666,998 Alliant Energy Corporation 42,921,321
1,237,784 CenterPoint Energy, Inc. 44,844,914
1,073,047 NiSource, Inc. 43,018,454
149,676 Vistra Energy Corporation 17,577,950
Total 148,362,639
Total Common Stock
(cost $1,509,384,223) 2,029,385,651
Shares or
Principal
Amount Short-Term Investments 2.9% Value
State Street Institutional U.S.
Government Money Market
Fund
61,371,976 4.293%
b
61,371,976
Total Short-Term Investments
(cost $61,371,976) 61,371,976
Total Investments (cost
$1,570,756,199) 99.9% $2,090,757,627
Other Assets and Liabilities, Net
0.1% 1,897,354
Total Net Assets 100.0% $2,092,654,981
a Non-income producing security.
b The interest rate shown reflects the yield.

Mid Cap Stock Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2025, in valuing Mid Cap Stock Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Consumer Discretionary 219,920,164 219,920,164 – –
Consumer Staples 103,397,004 103,397,004 – –
Energy 107,682,414 107,682,414 – –
Financials 358,468,269 358,468,269 – –
Health Care 183,073,461 183,073,461 – –
Industrials 440,218,675 440,218,675 – –
Information Technology 275,218,808 275,218,808 – –
Materials 82,179,730 82,179,730 – –
Real Estate 110,864,487 110,864,487 – –
Utilities 148,362,639 148,362,639 – –
Short-Term Investments 61,371,976 61,371,976 – –
Subtotal Investments in Securities $2,090,757,627 $2,090,757,627 $– $–
Total Investments at Value $2,090,757,627
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Stock Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
3/31/2025
Shares Held at
3/31/2025
% of Net
Assets
3/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% $82,957 $18,780 $101,737 $– – –
Total Affiliated Short-Term Investments 82,957 – –
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 19,031 59,164 78,195 – – –
Total Collateral Held for Securities Loaned 19,031 – –
Total Value $101,988 $–
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 3/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% $18 ($18) $ – $207
Total Income/Non Cash Income from Affiliated
Investments $207
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 1
Total Affiliated Income from Securities Loaned, Net $1
Total Value $18 ($18) $ –

Mid Cap Value Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 98.2% Value
Communications Services  2.7%
18,163 Imax Corporation
a
$ 478,595
11,233 Verizon Communications, Inc. 509,529
26,912 Warner Brothers Discovery, Inc.
a
288,766
Total 1,276,890
Consumer Discretionary  9.2%
9,790 Columbia Sportswear Company 741,005
8,568 D.R. Horton, Inc. 1,089,250
10,798 Gildan Activewear, Inc. 477,488
12,947 Six Flags Entertainment
Corporation 461,819
3,426 Tapestry, Inc. 241,225
6,165 Wyndham Hotels & Resorts, Inc. 557,994
14,385 Yum China Holding, Inc. 748,883
Total 4,317,664
Consumer Staples  4.7%
5,768 J & J Snack Foods Corporation 759,761
4,118 J.M. Smucker Company 487,612
12,391 Sysco Corporation 929,821
Total 2,177,194
Energy  7.5%
32,568 Coterra Energy, Inc. 941,215
24,886 Devon Energy Corporation 930,736
20,669 Enterprise Products Partners, LP 705,640
4,336 Expand Energy Corporation 482,684
18,737 Noble Corporation plc 444,067
Total 3,504,342
Financials  19.6%
70,747 AGNC Investment Corporation 677,756
4,131 Allstate Corporation 855,406
2,542 Capital One Financial Corporation 455,781
18,936 Carlyle Group, Inc. 825,420
8,388 Charles Schwab Corporation 656,613
9,416 Equitable Holdings, Inc. 490,479
4,742 Jack Henry & Associates, Inc. 865,889
6,088 M&T Bank Corporation 1,088,230
5,594 Selective Insurance Group, Inc. 512,075
4,639 Texas Capital Bancshares, Inc.
a
346,533
27,136 U.S. Bancorp 1,145,682
10,150 Voya Financial, Inc. 687,764
4,891 Wintrust Financial Corporation 550,042
Total 9,157,670
Health Care  10.0%
7,838 Acadia Healthcare Company, Inc.
a
237,648
24,547 Avantor, Inc.
a
397,907
12,782 Baxter International, Inc. 437,528
8,450 Henry Schein, Inc.
a
578,740
1,453 Humana, Inc. 384,464
3,882 Johnson & Johnson 643,791
3,334 Labcorp Holdings, Inc. 775,955
4,749 Sanofi SA ADR 263,380
2,108 STERIS plc 477,778
931 UnitedHealth Group, Inc. 487,611
Total 4,684,802
Industrials  16.1%
2,166 Acuity Brands, Inc. 570,416
6,316 AGCO Corporation 584,672
2,095 Carlisle Companies, Inc. 713,348
16,162 Flowserve Corporation 789,352
Shares Common Stock  98.2% Value
Industrials  16.1% - continued
11,853 Fluor Corporation
a
$ 424,575
6,199 Fortive Corporation 453,643
1,610 General Dynamics Corporation 438,854
14,309 Hexcel Corporation 783,561
3,373 JB Hunt Transport Services, Inc. 499,035
10,763 MSC Industrial Direct Company,
Inc. 835,962
12,677 Robert Half, Inc. 691,530
3,646 United Airlines Holdings, Inc.
a
251,756
17,664 Werner Enterprises, Inc. 517,555
Total 7,554,259
Information Technology  6.8%
6,008 Coherent Corporation
a
390,160
2,447 CommVault Systems, Inc.
a
386,039
3,448 Jabil, Inc. 469,169
17,246 Knowles Corporation
a
262,139
10,219 MKS Instruments, Inc. 819,053
2,170 PTC, Inc.
a
336,241
12,846 Western Digital Corporation
a
519,364
Total 3,182,165
Materials  6.4%
11,305 Alcoa Corporation 344,803
25,133 Axalta Coating Systems, Ltd.
a
833,662
5,430 Celanese Corporation 308,261
4,183 CF Industries Holdings, Inc. 326,901
6,260 Nucor Corporation 753,328
5,695 West Fraser Timber Company, Ltd. 438,173
Total 3,005,128
Real Estate  6.0%
3,766 CBRE Group, Inc.
a
492,517
6,964 Crown Castle, Inc. 725,858
31,436 Healthcare Realty Trust, Inc. 531,268
30,593 Host Hotels & Resorts, Inc. 434,727
3,659 Simon Property Group, Inc. 607,687
Total 2,792,057
Utilities  9.2%
11,246 Alliant Energy Corporation 723,680
1,507 Constellation Energy Corporation 303,856
5,776 DTE Energy Company 798,648
5,715 Duke Energy Corporation 697,059
12,065 Evergy, Inc. 831,882
16,622 NiSource, Inc. 666,376
2,480 Vistra Energy Corporation 291,251
Total 4,312,752
Total Common Stock
(cost $42,399,573) 45,964,923

Mid Cap Value Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Definitions:
ADR
-
American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
plc
-
Public Limited Company
Shares or
Principal
Amount Short-Term Investments 1.9% Value
State Street Institutional U.S.
Government Money Market
Fund
897,085 4.293%
b
$ 897,085
Total Short-Term Investments
(cost $897,085) 897,085
Total Investments (cost
$43,296,658) 100.1% $46,862,008
Other Assets and Liabilities, Net
(0.1%) (67,401)
Total Net Assets 100.0% $46,794,607
a Non-income producing security.
b The interest rate shown reflects the yield.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2025, in valuing Mid Cap Value Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 1,276,890 1,276,890 – –
Consumer Discretionary 4,317,664 4,317,664 – –
Consumer Staples 2,177,194 2,177,194 – –
Energy 3,504,342 3,504,342 – –
Financials 9,157,670 9,157,670 – –
Health Care 4,684,802 4,684,802 – –
Industrials 7,554,259 7,554,259 – –
Information Technology 3,182,165 3,182,165 – –
Materials 3,005,128 3,005,128 – –
Real Estate 2,792,057 2,792,057 – –
Utilities 4,312,752 4,312,752 – –
Short-Term Investments 897,085 897,085 – –
Subtotal Investments in Securities $46,862,008 $46,862,008 $– $–
Total Investments at Value $46,862,008

Mid Cap Value Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Value Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
3/31/2025
Shares Held at
3/31/2025
% of Net
Assets
3/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% $707 $1,098 $1,805 $– – –
Total Affiliated Short-Term Investments 707 – –
Total Value $707 $–
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 3/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% $– $– $ – $3
Total Income/Non Cash Income from Affiliated
Investments $3
Total Value $– $– $ –

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies   41.3% Value
U.S. Affiliated   40.8%
17,304,305 Thrivent Core Emerging Markets
Debt Fund $ 141,722,255
6,262,310 Thrivent Core Emerging Markets
Equity Fund 59,930,302
549,918 Thrivent Core Low Volatility Equity
Fund 6,566,015
10,272,883 Thrivent Core Mid Cap Value Fund 106,118,886
5,007,853 Thrivent Core Small Cap Value
Fund 49,076,961
36,497,991 Thrivent Global Stock Portfolio 543,878,469
25,601,973 Thrivent High Yield Portfolio 106,460,684
34,570,277 Thrivent Income Portfolio 306,182,027
31,967,293 Thrivent International Allocation
Portfolio 325,395,072
5,170,077 Thrivent International Index
Portfolio 74,612,998
43,029,844 Thrivent Large Cap Value Portfolio 1,043,099,364
17,784,716 Thrivent Limited Maturity Bond
Portfolio 174,891,335
18,434,220 Thrivent Mid Cap Stock Portfolio 378,690,494
9,583,847 Thrivent Small Cap Stock Portfolio 169,570,830
Total 3,486,195,692
U.S. Unaffiliated   0.5%
23,099 Invesco QQQ Trust Series 1 10,831,583
12,000 Invesco Senior Loan ETF
a
248,400
59,713 SPDR S&P 500 ETF Trust 33,402,855
10,856 SPDR S&P Biotech ETF 880,422
2,785 SPDR S&P Oil & Gas Exploration
ETF 366,812
7,316 SPDR S&P Regional Banking ETF 415,915
9,005 SPDR S&P Software & Services
ETF 1,439,539
Total 47,585,526
Total Registered Investment
Companies (cost $2,719,187,880) 3,533,781,218
Shares Common Stock 23.4% Value
Communications Services  2.1%
77,933 Alphabet, Inc., Class A 12,051,559
360,776 Alphabet, Inc., Class C 56,364,034
16,970 AMC Networks, Inc.
b
116,754
121,576 AT&T, Inc. 3,438,169
10,979 Bandwidth, Inc.
b
143,825
122,529 Cargurus, Inc.
b
3,569,270
1,039 Charter Communications, Inc.
b
382,903
4,744 Cogent Communications Holdings 290,855
39,577 Comcast Corporation 1,460,391
71,852 E.W. Scripps Company
b
212,682
498 Electronic Arts, Inc. 71,971
5,948 Entravision Communications
Corporation 12,491
2,080 Fox Corporation, Class B 109,637
25,529 iHeartMedia, Inc.
b
42,123
17,117 Iridium Communications, Inc. 467,636
5,169 John Wiley and Sons, Inc. 230,331
8,769 Liberty Global, Ltd., Class A
b
100,931
17,388 Liberty Latin America, Ltd., Class
A
b
110,066
2,161 Liberty Media Corporation-Liberty
Live Group
b
147,250
34,628 Lumen Technologies, Inc.
b
135,742
20,990 Magnite, Inc.
b
239,496
Shares Common Stock  23.4% Value
Communications Services  2.1% - continued
130,428 Meta Platforms, Inc. $ 75,173,482
2,095 Netflix, Inc.
b
1,953,650
14,354 New York Times Company 711,958
20,090 News Corporation, Class A 546,850
1,622 Omnicom Group, Inc. 134,480
75,952 Pinterest, Inc.
b
2,354,512
43,401 QuinStreet, Inc.
b
774,274
2,670 Sinclair, Inc. 42,533
27,782 Sirius XM Holdings, Inc.
a
626,345
15,155 Spotify Technology SA
b
8,335,705
3,258 TechTarget, Inc.
b
48,251
11,592 Telephone and Data Systems, Inc. 449,074
2,648 TKO Group Holdings, Inc. 404,641
26,470 Trade Desk, Inc.
b
1,448,438
48,342 Verizon Communications, Inc. 2,192,793
16,374 Walt Disney Company 1,616,114
7,508 Warner Brothers Discovery, Inc.
b
80,561
Total 176,591,777
Consumer Discretionary  3.3%
313 Adient plc
b
4,025
404 Adtalem Global Education, Inc.
b
40,659
5,388 Advance Auto Parts, Inc. 211,263
507,934 Amazon.com, Inc.
b
96,639,523
42,532 American Axle & Manufacturing
Holdings, Inc.
b
173,105
14,324 American Eagle Outfitters, Inc. 166,445
7,133 Aptiv plc
b
424,414
5,821 Autoliv, Inc. 514,867
24,200 Bath & Body Works, Inc. 733,744
123,251 Best Buy Company, Inc. 9,072,506
26 Booking Holdings, Inc. 119,780
21,506 Boot Barn Holdings, Inc.
b
2,310,390
10,564 BorgWarner, Inc. 302,659
3,988 Bright Horizons Family Solutions,
Inc.
b
506,636
4,694 Brunswick Corporation 252,772
93 Build-A-Bear Workshop, Inc. 3,457
794 CarMax, Inc.
b
61,868
1,673 Carvana Company
b
349,791
438 Cavco Industries, Inc.
b
227,598
40,423 Champion Homes, Inc.
b
3,830,483
14,357 Chewy, Inc.
b
466,746
46,939 Chipotle Mexican Grill, Inc.
b
2,356,807
676 Columbia Sportswear Company 51,166
285 Cooper-Standard Holdings, Inc.
b
4,366
11,456 Coursera, Inc.
b
76,297
1,919 Crocs, Inc.
b
203,798
751 D.R. Horton, Inc. 95,475
27,855 Dana, Inc. 371,307
692 Darden Restaurants, Inc. 143,770
18,787 Deckers Outdoor Corporation
b
2,100,574
85,326 DoorDash, Inc.
b
15,595,033
2,090 Dorman Products, Inc.
b
251,929
166,659 eBay, Inc. 11,287,814
3,840 Etsy, Inc.
b
181,171
61,202 Expedia Group, Inc. 10,288,056
734 Five Below, Inc.
b
54,995
10,355 Fox Factory Holding Corporation
b
241,686
1,133 Frontdoor, Inc.
b
43,530
28,469 Gap, Inc. 586,746
1,886 Garmin, Ltd. 409,507
42,794 Gentex Corporation 997,100
11,851 Goodyear Tire & Rubber
Company
b
109,503

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  23.4% Value
Consumer Discretionary  3.3% - continued
10,534 Grand Canyon Education, Inc.
b
$ 1,822,593
2,590 Group 1 Automotive, Inc. 989,251
20,977 Hanesbrands, Inc.
b
121,037
19,137 Hasbro, Inc. 1,176,734
29,232 Hilton Worldwide Holdings, Inc. 6,651,742
74,015 Home Depot, Inc. 27,125,757
16,166 Installed Building Products, Inc. 2,771,822
9,877 Latham Group, Inc.
b
63,509
22,271 Laureate Education, Inc.
b
455,442
6,246 La-Z-Boy, Inc. 244,156
2,064 Lear Corporation 182,086
5,985 Leggett & Platt, Inc. 47,341
11,424 LKQ Corporation 485,977
739 Lowe's Companies, Inc. 172,357
7,856 Lululemon Athletica, Inc.
b
2,223,719
28,838 Modine Manufacturing Company
b
2,213,317
6,867 Mohawk Industries, Inc.
b
784,074
1,608 Motorcar Parts of America, Inc.
b
15,276
124,011 NIKE, Inc. 7,872,218
258 NVR, Inc.
b
1,869,053
855 OneSpaWorld Holdings, Ltd. 14,355
5,169 O'Reilly Automotive, Inc.
b
7,405,006
29,101 Patrick Industries, Inc. 2,460,781
1,418 Planet Fitness, Inc.
b
136,993
6,340 Pool Corporation 2,018,339
3,798 PUMA SE 92,642
167,223 QVC Group, Inc. 33,629
1,012 Ralph Lauren Corporation 223,389
6,653 Revolve Group, Inc.
b
142,973
27,474 Ross Stores, Inc. 3,510,902
7,506 Service Corporation International/
US 601,981
48,898 SharkNinja, Inc.
b
4,078,582
4,312 Six Flags Entertainment
Corporation 153,809
4,397 Skechers USA, Inc.
b
249,662
5,588 Sony Group Corporation ADR
a
141,879
6,070 Stitch Fix, Inc.
b
19,728
20,211 Stoneridge, Inc.
b
92,769
2,454 Strategic Education, Inc. 206,038
4,830 Tapestry, Inc. 340,080
116,716 Tesla, Inc.
b
30,248,119
8,506 Texas Roadhouse, Inc. 1,417,355
177 TopBuild Corporation
b
53,976
8,273 Travel + Leisure Company 382,957
663 Ulta Beauty, Inc.
b
243,016
5,474 Valvoline, Inc.
b
190,550
21,057 VF Corporation 326,805
2,863 Visteon Corporation
b
222,226
7,823 Wingstop, Inc. 1,764,712
59,391 Wyndham Hotels & Resorts, Inc. 5,375,479
2,771 Yum China Holding, Inc. 144,258
Total 281,443,812
Consumer Staples  0.7%
9,192 Albertson's Companies, Inc. 202,132
2,215 Archer-Daniels-Midland Company 106,342
9,974 BellRing Brands, Inc.
b
742,664
21,416 BJ's Wholesale Club Holdings,
Inc.
b
2,443,566
657 Bunge Global SA 50,208
6,836 Casey's General Stores, Inc. 2,967,098
17,858 Colgate-Palmolive Company 1,673,295
67,424 Conagra Brands, Inc. 1,798,198
1,570 Costco Wholesale Corporation 1,484,875
Shares Common Stock  23.4% Value
Consumer Staples  0.7% - continued
14,488 Coty, Inc.
b
$ 79,249
991 Dole plc 14,320
15,443 e.l.f. Beauty, Inc.
b
969,666
1,364 Hershey Company 233,285
31,749 J & J Snack Foods Corporation 4,181,978
913 J.M. Smucker Company 108,108
4,506 John B. Sanfilippo & Son, Inc. 319,295
18,193 Kenvue, Inc. 436,268
7,251 Keurig Dr Pepper, Inc. 248,129
1,419 Kimberly-Clark Corporation 201,810
583 Lamb Weston Holdings, Inc. 31,074
1,496 Lancaster Colony Corporation 261,800
1,645 Maplebear, Inc.
b
65,619
7,618 McCormick & Company, Inc. 627,038
44,160 Philip Morris International, Inc. 7,009,517
28,209 Procter & Gamble Company 4,807,378
9,928 Sysco Corporation 744,997
3,001 Turning Point Brands, Inc. 178,379
1,436 Tyson Foods, Inc. 91,631
6,046 US Foods Holding Corporation
b
395,771
71,510 Vita Coco Company, Inc.
b
2,191,782
240,651 Walmart, Inc. 21,126,751
Total 55,792,223
Energy  0.5%
12,818 Antero Midstream Corporation 230,724
27,483 Antero Resources Corporation
b
1,111,412
67,099 Archrock, Inc. 1,760,678
86,115 Baker Hughes Company 3,784,754
36,063 Berry Corporation 115,762
6,290 Cactus, Inc. 288,271
1,492 Cheniere Energy, Inc. 345,249
55,586 ConocoPhillips 5,837,642
1,301 Coterra Energy, Inc. 37,599
14,084 Crescent Energy Company 158,304
26,626 Devon Energy Corporation 995,812
2,402 DT Midstream, Inc. 231,745
6,614 Enterprise Products Partners, LP 225,802
43,133 EOG Resources, Inc. 5,531,376
604 EQT Corporation 32,272
6,004 Expand Energy Corporation 668,365
25,918 Exxon Mobil Corporation 3,082,428
6,514 Gulfport Energy Corporation
b
1,199,488
10,265 Halliburton Company 260,423
24,447 Hess Midstream, LP 1,033,864
40,568 Kinder Morgan, Inc. 1,157,405
6,236 Kodiak Gas Services, Inc. 232,603
78,652 Kosmos Energy, Ltd.
b
179,326
671 Marathon Petroleum Corporation 97,758
56,330 Matador Resources Company 2,877,900
1,404 Natural Gas Services Group, Inc.
b
30,846
6,924 Noble Corporation plc 164,099
14,803 Oceaneering International, Inc.
b
322,853
9,924 Oil States International, Inc.
b
51,108
17,776 Ovintiv, Inc. 760,813
6,306 Par Pacific Holdings, Inc.
b
89,923
116 Phillips 66 14,324
1,000 Ranger Energy Services, Inc. 14,190
25,769 Schlumberger NV 1,077,144
1,233 Shell plc ADR 90,354
30,493 Sitio Royalties Corporation 605,896
3,759 Solaris Energy Infrastructure, Inc. 81,796
8,537 Talos Energy, Inc.
b
82,980
263 Targa Resources Corporation 52,723
160,614 TechnipFMC plc 5,089,858

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  23.4% Value
Energy  0.5% - continued
8,367 Vital Energy, Inc.
b
$ 177,548
24,608 Williams Companies, Inc. 1,470,574
Total 41,653,991
Financials  3.0%
2,487 1st Source Corporation 148,747
1,536 Affiliated Managers Group, Inc. 258,094
1,039 Affirm Holdings, Inc.
b
46,952
4,436 Allstate Corporation 918,563
13,077 Ally Financial, Inc. 476,918
27,617 Amalgamated Financial
Corporation 793,989
31,465 American Express Company 8,465,658
1,707 American International Group, Inc. 148,407
16,810 Ameriprise Financial, Inc. 8,137,889
6,248 Ameris Bancorp 359,697
2,145 AMERISAFE, Inc. 112,720
19,803 Annaly Capital Management, Inc. 402,199
3,764 Arch Capital Group, Ltd. 362,022
773 Arrow Financial Corporation 20,322
6,112 Arthur J. Gallagher & Company 2,110,107
9,955 Artisan Partners Asset
Management, Inc. 389,240
14,718 Associated Banc-Corp 331,597
2,930 Assurant, Inc. 614,567
5,450 Atlantic Union Bankshares
Corporation 169,713
232,086 AvidXchange Holdings, Inc.
b
1,968,089
1,402 Axis Capital Holdings, Ltd. 140,536
4,217 Axos Financial, Inc.
b
272,081
65,642 Bank of America Corporation 2,739,241
367 Bank of Hawaii Corporation 25,312
1,623 Bank of Marin Bancorp 35,820
5,529 Bank of N.T. Butterfield & Son, Ltd. 215,189
6,379 Bank of New York Mellon
Corporation 535,007
3,669 Bank OZK 159,418
3,918 BankFinancial Corporation 49,524
15,873 BankUnited, Inc. 546,666
5,416 Bar Harbor Bankshares 159,772
7,365 BCB Bancorp, Inc. 72,619
14,135 Berkshire Hathaway, Inc.
b
7,528,018
10,222 Berkshire Hills Bancorp, Inc. 266,692
3,537 Block, Inc.
b
192,165
53,340 Blue Owl Capital, Inc. 1,068,934
12,794 Bridgewater Bancshares, Inc.
b
177,709
16,849 Brookline Bancorp, Inc. 183,654
11,545 Brown & Brown, Inc. 1,436,198
4,399 Burke & Herbert Financial Services
Corporation 246,828
7,040 Business First Bancshares, Inc. 171,424
2,671 Byline Bancorp, Inc. 69,873
7,108 Cadence Bank 215,799
512 Camden National Corporation 20,721
972 Capital City Bank Group, Inc. 34,953
953 Capital One Financial Corporation 170,873
30,044 Capitol Federal Financial, Inc. 168,246
15,969 Carlyle Group, Inc. 696,089
727 Cathay General Bancorp 31,283
7,360 Cboe Global Markets, Inc. 1,665,494
65,491 Charles Schwab Corporation 5,126,635
12,299 Chimera Investment Corporation 157,796
627 ChoiceOne Financial Services, Inc. 18,039
652 Chubb, Ltd. 196,897
1,926 Cincinnati Financial Corporation 284,509
Shares Common Stock  23.4% Value
Financials  3.0% - continued
12,760 Citigroup, Inc. $ 905,832
2,174 Citizens Financial Group, Inc. 89,069
6,413 CNB Financial Corporation 142,689
10,335 CNO Financial Group, Inc. 430,453
257 Coinbase Global, Inc.
b
44,263
7,541 Columbia Banking System, Inc. 188,073
5,645 Comerica, Inc. 333,394
5,534 Commerce Bancshares, Inc. 344,381
908 Community Financial System, Inc. 51,629
13,960 Community Trust Bancorp, Inc. 703,026
3,142 ConnectOne Bancorp, Inc. 76,382
2,551 Cullen/Frost Bankers, Inc. 319,385
3,570 Customers Bancorp, Inc.
b
179,214
1,244 CVB Financial Corporation 22,964
535 Diamond Hill Investment Group,
Inc. 76,419
2,911 Discover Financial Services 496,908
5,567 Donnelley Financial Solutions, Inc.
b
243,334
8,471 Eagle Bancorp, Inc. 177,891
6,969 East West Bancorp, Inc. 625,537
3,763 Eastern Bankshares, Inc. 61,713
6,927 Ellington Credit Company 37,475
4,623 Enact Holdings, Inc. 160,649
3,590 Enova International, Inc.
b
346,650
4,808 Equitable Holdings, Inc. 250,449
4,412 Equity Bancshares, Inc. 173,833
4,355 Essent Group, Ltd. 251,371
5,334 Evercore, Inc. 1,065,306
48,716 F.N.B. Corporation 655,230
3,359 FactSet Research Systems, Inc. 1,527,136
1,676 Federal Agricultural Mortgage
Corporation 314,267
44,064 Federated Hermes, Inc. 1,796,489
7,873 Fidelity National Information
Services, Inc. 587,956
4,174 Fifth Third Bancorp 163,621
3,205 Financial Institutions, Inc. 79,997
1,389 First American Financial
Corporation 91,160
39,310 First Bancorp/Puerto Rico 753,573
6,561 First Bancshares, Inc. 221,827
30,626 First Busey Corporation 661,522
1,072 First Business Financial Services,
Inc. 50,545
132 First Citizens BancShares, Inc./NC 244,744
11,270 First Financial Bancorp 281,525
3,359 First Financial Bankshares, Inc. 120,655
4,685 First Financial Corporation 229,471
2,075 First Hawaiian, Inc. 50,713
24,988 First Horizon Corporation 485,267
5,201 First Internet Bancorp 139,283
1,035 First Interstate BancSystem, Inc. 29,653
2,789 First Merchants Corporation 112,787
9,116 First Mid-Illinois Bancshares, Inc. 318,148
22,569 Fiserv, Inc.
b
4,983,912
6,880 Flagstar Financial, Inc. 79,946
10,393 Flushing Financial Corporation 131,991
2,659 Flywire Corporation
b
25,260
47,565 Fulton Financial Corporation 860,451
50,747 Glacier Bancorp, Inc. 2,244,032
8,605 Great Southern Bancorp, Inc. 476,459
11,443 Hamilton Lane, Inc. 1,701,231
7,606 Hancock Whitney Corporation 398,935
3,982 Hanmi Financial Corporation 90,232
2,034 Hanover Insurance Group, Inc. 353,814

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  23.4% Value
Financials  3.0% - continued
2,938 HarborOne Bancorp, Inc. $ 30,467
3,647 Hartford Insurance Group, Inc. 451,243
142 HBT Financial, Inc. 3,182
6,636 Home BancShares, Inc. 187,600
11,742 Hometrust Bancshares, Inc. 402,516
18,203 Hope Bancorp, Inc. 190,585
885 Horace Mann Educators
Corporation 37,816
13,996 Horizon Bancorp, Inc. 211,060
27,328 Houlihan Lokey, Inc. 4,413,472
7,923 Huntington Bancshares, Inc./OH 118,924
487 Independent Bank Corporation/MA 30,511
7,597 Independent Bank Corporation/MI 233,912
471 Interactive Brokers Group, Inc. 77,993
63,042 Intercontinental Exchange, Inc. 10,874,745
23,745 Invesco, Ltd. 360,212
1,029 Investar Holding Corporation 18,121
79,925 J.P. Morgan Chase & Company 19,605,602
26,848 Jack Henry & Associates, Inc. 4,902,445
35,763 Janus Henderson Group plc 1,292,832
24,688 Kearny Financial Corporation/MD 154,547
12,364 KeyCorp 197,700
8,924 Kinsale Capital Group, Inc. 4,343,400
2,981 LendingTree, Inc.
b
149,855
1,047 M&T Bank Corporation 187,151
2,540 MarketAxess Holdings, Inc. 549,529
299 Marsh & McLennan Companies,
Inc. 72,965
14,136 Mastercard, Inc. 7,748,224
5,623 Mercantile Bank Corporation 244,263
1,930 MetLife, Inc. 154,960
3,017 Metropolitan Bank Holding
Corporation
b
168,922
77,477 MGIC Investment Corporation 1,919,880
2,549 Mid Penn Bancorp, Inc. 66,045
11,281 Midland States Bancorp, Inc. 193,131
19,818 MidWestOne Financial Group, Inc. 586,811
1,953 Morningstar, Inc. 585,646
12,937 Mr. Cooper Group, Inc.
b
1,547,265
10,835 MSCI, Inc. 6,127,193
136,840 Nasdaq, Inc. 10,380,682
147 Nelnet, Inc. 16,307
46,225 NMI Holdings, Inc.
b
1,666,411
2,565 Northeast Community Bancorp,
Inc. 60,124
27,071 Northern Trust Corporation 2,670,554
7,790 Northfield Bancorp, Inc. 84,989
939 Northrim BanCorp, Inc. 68,754
18,362 Northwest Bancshares, Inc. 220,711
45,237 OceanFirst Financial Corporation 769,481
20,590 OFG Bancorp 824,012
12,107 Old National Bancorp 256,547
16,310 Old Republic International
Corporation 639,678
26,796 Old Second Bancorp, Inc. 445,885
30,677 OneMain Holdings, Inc. 1,499,492
5,915 Orrstown Financial Services, Inc. 177,509
3,891 P10, Inc. 45,719
1,783 Palomar Holdings, Inc.
b
244,414
164 Park National Corporation 24,830
2,872 Paymentus Holdings, Inc.
b
74,959
3,265 PCB Bancorp 61,088
6,522 Peoples Bancorp, Inc./OH 193,443
3,232 Pinnacle Financial Partners, Inc. 342,721
1,522 PNC Financial Services Group,
Inc. 267,522
Shares Common Stock  23.4% Value
Financials  3.0% - continued
12,682 Popular, Inc. $ 1,171,436
3,405 Principal Financial Group, Inc. 287,280
14,319 Progressive Corporation 4,052,420
7,273 Prosperity Bancshares, Inc. 519,074
19,684 Provident Financial Services, Inc. 337,974
2,427 Prudential Financial, Inc. 271,047
24,885 Radian Group, Inc. 822,947
4,941 Regions Financial Corporation 107,368
963 Reinsurance Group of America,
Inc. 189,615
17,881 Rithm Capital Corporation 204,737
29,922 RLI Corporation 2,403,634
36,235 Robinhood Markets, Inc.
b
1,508,101
9,584 S&P Global, Inc. 4,869,630
21,353 SEI Investments Company 1,657,633
1,440 ServisFirst Bancshares, Inc. 118,944
9,521 Shore Bancshares, Inc. 128,914
3,240 Sierra Bancorp 90,331
1,300 Simmons First National
Corporation 26,689
1,376 Southern Missouri Bancorp, Inc. 71,580
3,128 Southside Bancshares, Inc. 90,587
4,637 SouthState Corporation 430,406
11,410 StepStone Group, Inc. 595,944
4,927 Stifel Financial Corporation 464,419
2,355 StoneX Group, Inc.
b
179,875
11,221 Synovus Financial Corporation 524,470
938 Texas Capital Bancshares, Inc.
b
70,069
429 Towne Bank/Portsmouth, VA 14,668
23,024 TPG RE Finance Trust, Inc. 187,646
48,429 TPG, Inc. 2,296,987
49,569 Tradeweb Markets, Inc. 7,359,014
61,561 Triumph Financial, Inc.
b
3,558,226
19,860 Truist Financial Corporation 817,239
6,124 TrustCo Bank Corporation NY 186,660
23,290 Trustmark Corporation 803,272
5,821 U.S. Bancorp 245,763
2,993 UMB Financial Corporation 302,592
4,629 United Bankshares, Inc. 160,487
12,258 United Community Banks, Inc. 344,818
2,747 Unity Bancorp, Inc. 111,803
6,138 Univest Financial Corporation 174,074
2,268 Unum Group 184,751
44,810 Valley National Bancorp 398,361
9,076 Veritex Holdings, Inc. 226,628
797 Virtu Financial, Inc. 30,382
123,637 Visa, Inc. 43,329,823
804 Walker & Dunlop, Inc. 68,629
7,953 Webster Financial Corporation 409,977
33,809 Wells Fargo & Company 2,427,148
1,438 WesBanco, Inc. 44,520
4,446 Westamerica Bancorporation 225,101
25,962 Western Alliance Bancorp 1,994,660
77,108 Western Union Company 815,803
374 Willis Towers Watson plc 126,393
2,709 Wintrust Financial Corporation 304,654
890 WSFS Financial Corporation 46,164
31,220 Zions Bancorp NA 1,556,629
Total 258,800,178
Health Care  2.7%
48,129 Abbott Laboratories 6,384,312
5,569 AbbVie, Inc. 1,166,817
75,369 ADMA Biologics, Inc.
b
1,495,321
59,742 Agilent Technologies, Inc. 6,988,619

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  23.4% Value
Health Care  2.7% - continued
3,575 Agios Pharmaceuticals, Inc.
b
$ 104,747
707 Align Technology, Inc.
b
112,314
30,612 Amgen, Inc. 9,537,169
11,342 Amicus Therapeutics, Inc.
b
92,551
11,747 Amneal Pharmaceuticals, Inc.
b
98,440
3,326 Anika Therapeutics, Inc.
b
49,990
5,027 Argenx SE ADR
b
2,975,305
884 Arvinas, Inc.
b
6,206
2,087 Astria Therapeutics, Inc.
b
11,145
3,916 Avantor, Inc.
b
63,478
1,376 Biogen, Inc.
b
188,292
973 BioMarin Pharmaceutical, Inc.
b
68,781
12,019 Bio-Techne Corporation 704,674
69,442 Boston Scientific Corporation
b
7,005,309
19,427 Cabaletta Bio, Inc.
b
26,906
11,816 CareDx, Inc.
b
209,734
56,073 Caribou Biosciences, Inc.
b
51,200
10,042 Cencora, Inc. 2,792,580
7,656 Centene Corporation
b
464,796
22,799 Certara, Inc.
b
225,710
428 Chemed Corporation 263,357
447 Cigna Group 147,063
92,963 Concentra Group Holdings Parent,
Inc. 2,017,297
26,830 Cooper Companies, Inc.
b
2,263,110
17,156 CorVel Corporation
b
1,920,957
7,844 CryoPort, Inc.
b
47,692
84,538 Danaher Corporation 17,330,290
7,632 Definitive Healthcare Corporation
b
22,056
13,874 Denali Therapeutics, Inc.
b
188,617
26,065 Dentsply Sirona, Inc. 389,411
35,178 Dexcom, Inc.
b
2,402,306
2,762 Doximity, Inc.
b
160,279
12,462 Editas Medicine, Inc.
b
14,456
47,903 Elanco Animal Health, Inc.
b
502,981
32,453 Eli Lilly & Company 26,803,257
17,535 Enanta Pharmaceuticals, Inc.
b
96,793
55,770 Encompass Health Corporation 5,648,386
19,929 Exact Sciences Corporation
b
862,726
1,184 Exelixis, Inc.
b
43,713
18,211 Fate Therapeutics, Inc.
b
14,389
11,404 Fortrea Holdings, Inc.
b
86,100
1,713 Gilead Sciences, Inc. 191,942
92,582 Globus Medical, Inc.
b
6,777,002
18,140 GoodRx Holdings, Inc.
b
79,997
39,222 HealthEquity, Inc.
b
3,466,048
590 Humana, Inc. 156,114
17,400 IDEXX Laboratories, Inc.
b
7,307,130
385 Illumina, Inc.
b
30,546
4,701 Incyte Corporation
b
284,646
15,706 Inspire Medical Systems, Inc.
b
2,501,652
5,523 Insulet Corporation
b
1,450,395
8,594 Integra LifeSciences Holdings
Corporation
b
188,982
13,097 Intellia Therapeutics, Inc.
b
93,120
27,483 Intuitive Surgical, Inc.
b
13,611,505
1,986 IQVIA Holding, Inc.
b
350,132
10,039 iTeos Therapeutics, Inc.
b
59,933
13,570 Johnson & Johnson 2,250,449
5,857 Kura Oncology, Inc.
b
38,656
873 Labcorp Holdings, Inc. 203,182
169 Ligand Pharmaceuticals, Inc.
b
17,769
615 Medpace Holdings, Inc.
b
187,384
105,546 Medtronic plc 9,484,364
2,180 Merck & Company, Inc. 195,677
Shares Common Stock  23.4% Value
Health Care  2.7% - continued
13,248 Merit Medical Systems, Inc.
b
$ 1,400,446
3,389 Mettler-Toledo International, Inc.
b
4,002,104
5,506 Myriad Genetics, Inc.
b
48,838
18,787 Natera, Inc.
b
2,656,670
2,265 Neurocrine Biosciences, Inc.
b
250,509
21,103 Nkarta, Inc.
b
38,830
3,105 Novocure, Ltd.
b
55,331
13,669 Penumbra, Inc.
b
3,655,227
2,573 Prestige Consumer Healthcare,
Inc.
b
221,201
17,653 Progyny, Inc.
b
394,368
7,872 Prothena Corporation plc
b
97,416
1,247 PTC Therapeutics, Inc.
b
63,547
10,961 QIAGEN NV 440,084
1,311 Quest Diagnostics, Inc. 221,821
12,172 Regeneron Pharmaceuticals, Inc. 7,719,848
33,982 Relay Therapeutics, Inc.
b
89,033
33,166 Repligen Corporation
b
4,220,042
130 Revvity, Inc. 13,754
10,921 Rocket Pharmaceuticals, Inc.
b
72,843
89,703 Royalty Pharma plc 2,792,454
65,089 RxSight, Inc.
b
1,643,497
3,198 Sanofi SA ADR 177,361
149,221 scPharmaceuticals, Inc.
b
392,451
6,059 STERIS plc 1,373,272
110,279 Stevanato Group SPA 2,251,897
9,098 Stryker Corporation 3,386,731
2,276 Teleflex, Inc. 314,520
3,886 Tenet Healthcare Corporation
b
522,667
11,544 Thermo Fisher Scientific, Inc. 5,744,294
61,412 Twist Bioscience Corporation
b
2,411,035
502 United Therapeutics Corporation
b
154,752
25,153 UnitedHealth Group, Inc. 13,173,884
755 Veeva Systems, Inc.
b
174,881
40,404 Vericel Corporation
b
1,802,826
12,494 Vertex Pharmaceuticals, Inc.
b
6,057,341
53,088 Viatris, Inc. 462,396
12,678 Viemed Healthcare, Inc.
b
92,296
924 Waters Corporation
b
340,559
5,953 Waystar Holding Corporation
b
222,404
6,730 West Pharmaceutical Services,
Inc. 1,506,712
14,033 Xencor, Inc.
b
149,311
6,261 Xenon Pharmaceuticals, Inc.
b
210,057
14,396 Zentalis Pharmaceuticals, Inc.
b
22,890
1,506 Zimmer Biomet Holdings, Inc. 170,449
64,390 Zoetis, Inc. 10,601,814
Total 232,790,920
Industrials  2.5%
9,606 A.O. Smith Corporation 627,848
15,075 Advanced Drainage Systems, Inc. 1,637,899
32,199 AECOM 2,985,813
5,983 Air Lease Corporation 289,039
2,016 Alaska Air Group, Inc.
b
99,228
2,855 Allegion plc 372,463
5,035 Allison Transmission Holdings, Inc. 481,698
2,775 Amentum Holdings, Inc.
b
50,505
32,835 AMETEK, Inc. 5,652,217
833 Applied Industrial Technologies,
Inc. 187,708
4,402 Arcosa, Inc. 339,482
289 Argan, Inc. 37,908
11,996 Armstrong World Industries, Inc. 1,689,996
12,487 Array Technologies, Inc.
b
60,812

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  23.4% Value
Industrials  2.5% - continued
77,483 Atmus Filtration Technologies, Inc. $ 2,845,951
20,231 Automatic Data Processing, Inc. 6,181,177
378 Axon Enterprise, Inc.
b
198,809
11,776 Badger Infrastructure Solutions,
Ltd. 317,998
7,787 Barrett Business Services, Inc. 320,435
22,348 Brady Corporation 1,578,663
47,524 BWX Technologies, Inc. 4,688,243
14 CACI International, Inc.
b
5,137
14,837 Casella Waste Systems, Inc.
b
1,654,474
33,496 Caterpillar, Inc. 11,046,981
81,808 CECO Environmental Corporation
b
1,865,222
10,774 Clean Harbors, Inc.
b
2,123,555
13,388 CNH Industrial NV 164,405
490 CSW Industrials, Inc. 142,845
214,013 CSX Corporation 6,298,403
822 Cummins, Inc. 257,648
4,570 Curtiss-Wright Corporation 1,449,924
6,034 Dayforce, Inc.
b
351,963
3,070 Delta Air Lines, Inc. 133,852
14,580 DNOW, Inc.
b
249,026
43 Dover Corporation 7,554
5,364 EMCOR Group, Inc. 1,982,695
6,215 Energy Recovery, Inc.
b
98,756
86,312 Enerpac Tool Group Corporation 3,871,956
13,628 EnPro, Inc. 2,204,874
265 ESCO Technologies, Inc. 42,167
106,973 ExlService Holdings, Inc.
b
5,050,195
1,821 Expeditors International of
Washington, Inc. 218,975
192,470 Fastenal Company 14,926,048
32,166 Federal Signal Corporation 2,365,809
31,021 Ferguson Enterprises, Inc. 4,970,495
33,528 Flowserve Corporation 1,637,508
5,379 Fortive Corporation 393,635
10,237 Frontier Group Holdings, Inc.
b
44,429
148,439 Gates Industrial Corporation plc
b
2,732,762
591 General Dynamics Corporation 161,095
1,021 Gorman-Rupp Company 35,837
32,372 Graco, Inc. 2,703,386
31,701 Great Lakes Dredge & Dock
Corporation
b
275,799
1,839 Griffon Corporation 131,488
46,402 Helios Technologies, Inc. 1,489,040
1,181 Herc Holdings, Inc. 158,573
1,109 Hexcel Corporation 60,729
935 Honeywell International, Inc. 197,986
41,098 Howmet Aerospace, Inc. 5,331,644
16,411 Hudson Technologies, Inc.
b
101,256
255 Huron Consulting Group, Inc.
b
36,580
10,001 IDEX Corporation 1,809,881
5,210 IES Holdings, Inc.
b
860,223
34,388 Ingersoll Rand, Inc. 2,752,072
8,707 ITT Corporation 1,124,596
945 Jacobs Solutions, Inc. 114,241
1,690 JB Hunt Transport Services, Inc. 250,035
6,711 Kirby Corporation
b
677,878
6,023 Knight-Swift Transportation
Holdings, Inc. 261,940
40,068 Korn Ferry 2,717,812
686 L3Harris Technologies, Inc. 143,587
16,791 Landstar System, Inc. 2,522,008
1,776 Leidos Holdings, Inc. 239,653
13,790 Limbach Holdings, Inc.
b
1,026,941
1,080 Lincoln Electric Holdings, Inc. 204,293
Shares Common Stock  23.4% Value
Industrials  2.5% - continued
11,816 Lockheed Martin Corporation $ 5,278,325
4,114 ManpowerGroup, Inc. 238,118
14,490 Masco Corporation 1,007,635
171,977 Masterbrand, Inc.
b
2,246,020
5,545 McGrath RentCorp 617,713
2,405 Miller Industries, Inc. 101,900
13,808 Moog, Inc. 2,393,617
50,373 Mueller Water Products, Inc. 1,280,482
38,700 nVent Electric plc 2,028,654
15,951 Old Dominion Freight Line, Inc. 2,639,093
2,631 Otis Worldwide Corporation 271,519
2,901 Owens Corning, Inc. 414,321
2,700 PACCAR, Inc. 262,899
22,282 Parker-Hannifin Corporation 13,544,114
358 Paylocity Holding Corporation
b
67,068
21,220 Pentair plc 1,856,326
1,090 Quanta Services, Inc. 277,056
8,617 RBC Bearings, Inc.
b
2,772,692
13,860 Regal Rexnord Corporation 1,577,961
1,259 Republic Services, Inc. 304,879
4,719 Robert Half, Inc. 257,421
7,690 Rockwell Automation, Inc. 1,986,942
1,073 Rush Enterprises, Inc. 57,309
3,625 Saia, Inc.
b
1,266,684
9,973 Schneider National, Inc. 227,883
44,508 Shoals Technologies Group, Inc.
b
147,767
314 SkyWest, Inc.
b
27,434
6,875 Southwest Airlines Company 230,863
1,442 SPX Technologies, Inc.
b
185,701
1,922 SS&C Technologies Holdings, Inc. 160,545
11,642 Stanley Black & Decker, Inc. 895,037
10,873 Sterling Construction Company,
Inc.
b
1,230,932
7,710 Timken Company 554,118
20,220 Trane Technologies plc 6,812,522
242 TransDigm Group, Inc. 334,756
25,718 TransUnion 2,134,337
3,607 Trex Company, Inc.
b
209,567
6,437 Trinity Industries, Inc. 180,622
262,804 Uber Technologies, Inc.
b
19,147,899
2,260 UFP Industries, Inc. 241,910
2,770 UL Solutions, Inc. 156,228
2,719 Union Pacific Corporation 642,337
36,661 United Airlines Holdings, Inc.
b
2,531,442
1,129 United Parcel Service, Inc. 124,179
496 United Rentals, Inc. 310,843
19,775 Verisk Analytics, Inc. 5,885,436
9,928 Verra Mobility Corporation
b
223,479
1,250 Wabtec Corporation 226,688
16,074 Waste Connections, Inc. 3,137,484
4,701 Waste Management, Inc. 1,088,329
4,293 Watsco, Inc. 2,182,132
48,895 WNS Holdings, Ltd.
b
3,006,554
Total 217,309,530
Information Technology  7.0%
2,625 Adobe, Inc.
b
1,006,766
31,306 Agilysys, Inc.
b
2,270,937
4,409 Ambarella, Inc.
b
221,905
167,947 Amphenol Corporation 11,015,644
517,119 Apple, Inc. 114,867,643
74,496 Applied Materials, Inc. 10,810,859
47,624 Arista Networks, Inc.
b
3,689,907
650 Astera Labs, Inc.
b
38,785
559 Atlassian Corporation
b
118,625

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  23.4% Value
Information Technology  7.0% - continued
35,237 Autodesk, Inc.
b
$ 9,225,047
958 BILL Holdings, Inc.
b
43,963
25,693 BlackLine, Inc.
b
1,244,055
209,700 Broadcom, Inc. 35,110,071
51,927 CDW Corporation 8,321,821
5,930 Ciena Corporation
b
358,350
46,194 Cisco Systems, Inc. 2,850,632
9,390 Clearwater Analytics Holdings,
Inc.
b
251,652
2,385 Coherent Corporation
b
154,882
11,245 Cohu, Inc.
b
165,414
2,763 CommVault Systems, Inc.
b
435,891
1,298 Consensus Cloud Solutions, Inc.
b
29,958
4,828 Crane NXT Company 248,159
6,660 Credo Technology Group Holding,
Ltd.
b
267,466
6,403 CrowdStrike Holdings, Inc.
b
2,257,570
17,459 CyberArk Software, Ltd.
b
5,901,142
1,816 Datadog, Inc.
b
180,165
17,523 Descartes Systems Group, Inc.
b
1,766,844
6,016 DocuSign, Inc.
b
489,702
10,819 Dolby Laboratories, Inc. 868,874
44,458 Dynatrace Holdings, LLC
b
2,096,195
2,937 Elastic NV
b
261,687
1,415 Enphase Energy, Inc.
b
87,801
4,088 Expensify, Inc.
b
12,428
3,233 F5, Inc.
b
860,851
8,050 Fabrinet
b
1,589,955
1,294 Fair Isaac Corporation
b
2,386,343
1,252 FARO Technologies, Inc.
b
34,180
20,770 Flex, Ltd.
b
687,072
115,707 Fortinet, Inc.
b
11,137,956
40,505 Freshworks, Inc.
b
571,526
5,047 Gartner, Inc.
b
2,118,428
4,706 Gen Digital, Inc. 124,897
82,716 Gitlab, Inc.
b
3,887,652
9,972 Globant SA
b
1,173,904
1,873 GoDaddy, Inc.
b
337,402
29,310 Guidewire Software, Inc.
b
5,491,522
4,914 HubSpot, Inc.
b
2,807,319
17,607 Impinj, Inc.
b
1,596,955
51,496 International Business Machines
Corporation 12,804,995
2,074 IPG Photonics Corporation
b
130,952
3,591 Itron, Inc.
b
376,193
123,395 JFrog, Ltd.
b
3,948,640
5,139 Keysight Technologies, Inc.
b
769,668
62,807 Lattice Semiconductor
Corporation
b
3,294,227
14,109 Littelfuse, Inc. 2,775,805
382 MACOM Technology Solutions
Holdings, Inc.
b
38,345
22,032 Marvell Technology, Inc. 1,356,510
271,969 Microsoft Corporation 102,094,443
408 MicroStrategy, Inc.
b
117,614
1,500 Mirion Technologies, Inc.
b
21,750
9,807 MongoDB, Inc.
b
1,720,148
72 Monolithic Power Systems, Inc. 41,759
12,050 Motorola Solutions, Inc. 5,275,610
5,821 Napco Security Technologies, Inc. 133,999
13,397 NetApp, Inc. 1,176,792
1,006,685 NVIDIA Corporation 109,104,520
1,969 Okta, Inc.
b
207,178
6,846 Olo, Inc.
b
41,350
3,881 ON Semiconductor Corporation
b
157,918
Shares Common Stock  23.4% Value
Information Technology  7.0% - continued
29,406 Onto Innovation, Inc.
b
$ 3,568,124
77,870 Palantir Technologies, Inc.
b
6,572,228
46,955 PDF Solutions, Inc.
b
897,310
27,426 Pegasystems, Inc. 1,906,656
1,194 Plexus Corporation
b
152,987
1,029 Procore Technologies, Inc.
b
67,935
16,355 PTC, Inc.
b
2,534,207
6,199 Q2 Holdings, Inc.
b
495,982
3,895 Qorvo, Inc.
b
282,037
80,963 QUALCOMM, Inc. 12,436,726
78,008 Salesforce, Inc. 20,934,227
4,680 Samsung Electronics Company,
Ltd. 185,541
33,895 SAP AG ADR 9,098,774
27,255 ServiceNow, Inc.
b
21,698,796
9,699 Silicon Laboratories, Inc.
b
1,091,816
854 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 141,764
3,393 TD SYNNEX Corporation 352,736
3,709 TE Connectivity plc 524,156
1,717 Teledyne Technologies, Inc.
b
854,568
5,012 Tenable Holdings, Inc.
b
175,320
89,457 Trimble, Inc.
b
5,872,852
67,043 TTM Technologies, Inc.
b
1,375,052
4,895 Tyler Technologies, Inc.
b
2,845,904
20,562 Varonis Systems, Inc.
b
831,733
12,633 VeriSign, Inc.
b
3,207,140
1,493 Vontier Corporation 49,045
22,658 Workiva, Inc.
b
1,719,969
2,627 Xerox Holdings Corporation 12,688
925 Zebra Technologies Corporation
b
261,368
Total 597,212,859
Materials  0.6%
1,779 Albemarle Corporation 128,124
1,894 Alcoa Corporation 57,767
5,620 Allegheny Technologies, Inc.
b
292,409
20,825 Amcor plc 202,003
2,907 AptarGroup, Inc. 431,341
11,382 Aspen Aerogels, Inc.
b
72,731
13,770 Avient Corporation 511,693
51,269 Axalta Coating Systems, Ltd.
b
1,700,593
2,323 Balchem Corporation 385,618
2,004 CF Industries Holdings, Inc. 156,613
24,227 Chemours Company 327,791
154,264 Constellium SE
b
1,556,524
9,104 Corteva, Inc. 572,915
82,418 DuPont de Nemours, Inc. 6,154,976
711 Eagle Materials, Inc. 157,792
14,443 Eastman Chemical Company 1,272,573
39,407 Ecolab, Inc. 9,990,463
49,971 Element Solutions, Inc. 1,129,844
13,057 FMC Corporation 550,875
5,973 Greif, Inc. 328,455
51,697 Hecla Mining Company 287,435
3,809 Huntsman Corporation 60,144
10,539 Ingevity Corporation
b
417,239
3,674 Innospec, Inc. 348,111
6,201 International Flavors & Fragrances,
Inc. 481,260
18,090 Ivanhoe Mines, Ltd.
b
153,615
5,357 Kaiser Aluminum Corporation 324,741
4,103 Koppers Holdings, Inc. 114,884
14,264 Linde plc 6,641,889

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  23.4% Value
Materials  0.6% - continued
526 LyondellBasell Industries NV $ 37,030
9,954 Magnera Corporation
b
180,765
4,125 Martin Marietta Materials, Inc. 1,972,286
5,635 Minerals Technologies, Inc. 358,217
22,191 Mosaic Company 599,379
1,306 Nucor Corporation 157,164
7,692 O-I Glass, Inc.
b
88,227
58,572 Olin Corporation 1,419,785
4,322 Orion SA 55,883
9,131 Packaging Corporation of America 1,808,121
1,750 PPG Industries, Inc. 191,363
2,257 Ranpak Holdings Corporation
b
12,233
8,652 Royal Gold, Inc. 1,414,689
14,661 RPM International, Inc. 1,695,984
8,263 Sealed Air Corporation 238,801
14,479 Sensient Technologies Corporation 1,077,672
10,716 Sonoco Products Company 506,224
5,213 Steel Dynamics, Inc. 652,042
2,295 Stepan Company 126,317
23,706 Trinseo plc 87,238
27,958 Tronox Holdings plc 196,824
430 United States Lime & Minerals, Inc. 38,003
13,371 United States Steel Corporation 565,058
2,843 Vulcan Materials Company 663,272
3,914 West Fraser Timber Company, Ltd. 301,143
Total 49,254,138
Real Estate  0.6%
3,934 Agree Realty Corporation 303,665
12,384 Alexandria Real Estate Equities,
Inc. 1,145,644
3,956 Alpine Income Property Trust, Inc. 66,144
5,990 American Assets Trust, Inc. 120,639
305 AvalonBay Communities, Inc. 65,459
21,393 Brixmor Property Group, Inc. 567,984
66,571 Broadstone Net Lease, Inc. 1,134,370
22,728 CBRE Group, Inc.
b
2,972,368
20,841 Chatham Lodging Trust 148,596
14,219 Colliers International Group, Inc. 1,724,765
30,205 Compass, Inc.
b
263,690
30,814 CoStar Group, Inc.
b
2,441,393
6,527 Cousins Properties, Inc. 192,547
1,520 Crown Castle, Inc. 158,430
13,162 Curbline Properties Corporation 318,389
22,269 Cushman and Wakefield plc
b
227,589
37,485 Douglas Elliman, Inc.
b
64,474
13,782 EPR Properties 725,071
6,285 Equinix, Inc. 5,124,475
217,800 Essential Properties Realty Trust,
Inc. 7,108,992
1,267 Essex Property Trust, Inc. 388,424
1,064 Extra Space Storage, Inc. 157,993
5,717 First Industrial Realty Trust, Inc. 308,489
29,243 Global Net Lease, Inc. 235,114
6,843 Healthcare Realty Trust, Inc. 115,647
3,710 Host Hotels & Resorts, Inc. 52,719
1,294 Howard Hughes Holdings, Inc.
b
95,860
12,678 Independence Realty Trust, Inc. 269,154
50,840 Industrial Logistics Properties Trust 174,890
19,444 Innovative Industrial Properties,
Inc. 1,051,726
35,569 InvenTrust Properties Corporation 1,044,662
57,485 National Storage Affiliates Trust 2,264,909
41,403 NetSTREIT Corporation 656,238
124,982 Outfront Media, Inc. 2,017,209
Shares Common Stock  23.4% Value
Real Estate  0.6% - continued
129,304 Park Hotels & Resorts, Inc. $ 1,380,967
3,947 Peakstone Realty Trust 49,732
50,802 Pebblebrook Hotel Trust 514,624
2,975 RE/MAX Holdings, Inc.
b
24,901
206,707 RLJ Lodging Trust 1,630,918
3,634 RMR Group, Inc. 60,506
2,217 Ryman Hospitality Properties 202,722
378,878 Sabra Health Care REIT, Inc. 6,618,999
5,360 Safehold, Inc. 100,339
1,720 SBA Communications Corporation 378,417
10,996 Sila Realty Trust, Inc. 293,703
53,039 STAG Industrial, Inc. 1,915,769
99,560 Tanger, Inc. 3,364,132
23,850 Terreno Realty Corporation 1,507,797
332,979 Uniti Group, Inc. 1,678,214
592 Universal Health Realty Income
Trust 24,248
13,340 Zillow Group, Inc., Class A
b
891,912
19,605 Zillow Group, Inc., Class C
b
1,344,119
Total 55,689,737
Utilities  0.4%
193,871 AES Corporation 2,407,878
5,070 Alliant Energy Corporation 326,254
4,931 American States Water Company 387,971
12,642 American Water Works Company,
Inc. 1,864,948
1,685 Artesian Resources Corporation 55,015
11,847 Black Hills Corporation 718,521
587 Brookfield Renewable Corporation 16,389
9,067 California Water Service Group 439,387
9,397 CenterPoint Energy, Inc. 340,453
23,519 Clearway Energy, Inc., Class A 669,351
41,934 Clearway Energy, Inc., Class C 1,269,342
578 Constellation Energy Corporation 116,542
2,097 Duke Energy Corporation 255,771
26,306 Edison International 1,549,950
3,377 Entergy Corporation 288,700
10,613 Essential Utilities, Inc. 419,532
6,642 Eversource Energy 412,535
42,716 Hawaiian Electric Industries, Inc.
b
467,740
3,056 Middlesex Water Company 195,890
8,153 NiSource, Inc. 326,854
2,170 Northwestern Energy Group, Inc. 125,578
136,005 PG&E Corporation 2,336,566
4,493 Portland General Electric
Company 200,388
1,971 Public Service Enterprise Group,
Inc. 162,213
2,922 Spire, Inc. 228,646
358,984 UGI Corporation 11,871,601
17,085 Vistra Energy Corporation 2,006,462
115,945 XPLR Infrastructure, LP 1,101,477
Total 30,561,954
Total Common Stock
(cost $1,402,512,140) 1,997,101,119
Principal
Amount Long-Term Fixed Income 20.5% Value
Asset-Backed Securities  0.5%
Access Group, Inc.
$ 66,692
4.954%,  (SOFR30A +
0.614%), 2/25/2036, Ser.
2013-1, Class A
c,d
66,458

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  20.5% Value
Asset-Backed Securities  0.5% - continued
ALLO Issuer, LLC
$ 2,600,000
5.528%,  4/20/2055, Ser.
2025-1A, Class A2
c
$ 2,613,609
Balboa Bay Loan Funding, Ltd.
2,000,000
6.267%,  (TSFR3M +
1.950%), 7/20/2034, Ser.
2021-1A, Class CR
c,d
1,984,270
1,750,000
6.566%,  (TSFR3M +
2.250%), 1/20/2035, Ser.
2021-2A, Class CR
c,d
1,750,000
CarVal CLO I, Ltd.
1,700,000
6.158%,  (TSFR3M +
1.850%), 7/16/2031, Ser.
2018-1A, Class BR
c,d
1,700,828
CMFT Net Lease Master Issuer,
LLC
1,699,926
2.090%,  7/20/2051, Ser.
2021-1, Class A1
c
1,539,587
Commonbond Student Loan Trust
98,272
4.935%,  (TSFR1M +
0.614%), 2/25/2044, Ser.
2018-AGS, Class A2
c,d
97,003
Foundation Finance Trust
719,773
1.270%,  5/15/2041, Ser.
2021-1A, Class A
c
673,687
Goodgreen
1,662,734
3.860%,  10/15/2054, Ser.
2019-1A, Class A
c
1,524,199
Hertz Vehicle Financing III, LLC
1,350,000
5.450%,  9/25/2029, Ser.
2025-1A, Class B
c
1,357,339
Hotwire Funding, LLC
2,200,000
5.893%,  6/20/2054, Ser.
2024-1A, Class A2
c
2,239,141
HTAP
1,672,209
7.000%,  4/25/2037, Ser.
2024-1, Class A
c
1,662,882
HTAP Issuer Trust
1,698,171
6.500%,  4/25/2042, Ser.
2024-2, Class A
c
1,676,998
Laurel Road Prime Student Loan
Trust
831,309
5.950%,  11/25/2043, Ser.
2018-D, Class A
c,d
786,658
MFA Trust
1,595,532
6.330%,  9/25/2054, Ser.
2024-NPL1, Class A1
e
1,597,734
National Collegiate Trust
500,767
5.255%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
c,d
490,062
Oak Street Investment
2,109,855
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
c
2,045,022
Palmer Square Loan Funding, Ltd.
1,300,000
5.921%,  (TSFR3M +
1.600%), 2/15/2033, Ser.
2025-1A, Class B
c,d
1,299,076
Pretium Mortgage Credit Partners,
LLC
3,118,639
5.835%,  3/25/2055, Ser.
2025-NPL2, Class A1
c,e
3,120,025
Principal
Amount Long-Term Fixed Income  20.5% Value
Asset-Backed Securities  0.5% - continued
Renaissance Home Equity Loan
Trust
$ 3,418,210
5.580%,  11/25/2036, Ser.
2006-3, Class AF2
e
$ 1,116,295
Saxon Asset Securities Trust
1,204,048
3.654%,  8/25/2035, Ser.
2004-2, Class MF2
d
1,061,538
Sunnova Hestia II Issuer, LLC
1,654,105
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
c,f
1,661,303
Unlock HEA Trust
1,562,669
7.000%,  4/25/2039, Ser.
2024-1, Class A
c
1,552,179
1,944,745
6.500%,  10/25/2039, Ser.
2024-2, Class A
c
1,905,038
Vericrest Opportunity Loan
Transferee
246,598
5.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
c
246,511
261,156
6.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
c
261,233
1,160,452
8.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
c
1,158,937
1,018,251
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
c,e
998,707
Wind River CLO, Ltd.
1,650,000
6.555%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
c,d
1,650,536
Total 39,836,855
Basic Materials  0.2%
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
278,000 8.625%,  6/15/2029
c
291,312
Alumina, Pty. Ltd.
300,000 6.125%,  3/15/2030
c
299,238
ATI, Inc.
340,000 7.250%,  8/15/2030 350,452
Avient Corporation
283,000 6.250%,  11/1/2031
c
280,337
Axalta Coating Systems Dutch
Holding B BV
230,000 7.250%,  2/15/2031
c
237,206
Cascades, Inc./Cascades USA,
Inc.
400,000 5.125%,  1/15/2026
c
396,353
Celanese US Holdings, LLC
158,000 6.600%,  11/15/2028 162,972
131,000 6.500%,  4/15/2030 130,054
159,000 6.629%,  7/15/2032 163,289
44,000 6.750%,  4/15/2033 42,713
Cerdia Finanz GmbH
323,000 9.375%,  10/3/2031
c
330,464
Chemours Company
452,000 5.750%,  11/15/2028
c
416,898
Chevron Phillips Chemical
Company, LLC
786,000 4.750%,  5/15/2030
c
784,756
Cleveland-Cliffs, Inc.
179,000 5.875%,  6/1/2027 177,746
290,000 4.625%,  3/1/2029
c
269,487
219,000 6.875%,  11/1/2029
c
214,304

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  20.5% Value
Basic Materials  0.2% - continued
$ 350,000 4.875%,  3/1/2031
c
$ 304,526
129,000 7.375%,  5/1/2033
c
123,780
162,000 6.250%,  10/1/2040 132,108
Consolidated Energy Finance SA
640,000 5.625%,  10/15/2028
c
550,400
Eastman Chemical Company
590,000 5.000%,  8/1/2029 593,076
FMC Corporation
624,000 5.150%,  5/18/2026 625,595
FMG Resources August 2006, Pty.
Ltd.
101,000 4.500%,  9/15/2027
c
97,949
162,000 5.875%,  4/15/2030
c
159,980
168,000 6.125%,  4/15/2032
c
165,692
Glencore Funding, LLC
944,000 4.000%,  3/27/2027
c
931,114
892,000 4.907%,  4/1/2028
c
895,643
Hecla Mining Company
220,000 7.250%,  2/15/2028 222,075
Hudbay Minerals, Inc.
273,000 4.500%,  4/1/2026
c
268,905
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
192,000 9.000%,  7/1/2028
c
190,841
INEOS Finance plc
488,000 7.500%,  4/15/2029
c
485,628
International Flavors & Fragrances,
Inc.
739,000 1.230%,  10/1/2025
c
725,426
Magnera Corporation
419,000 7.250%,  11/15/2031
c
407,524
Mercer International, Inc.
192,000 5.125%,  2/1/2029 164,541
Methanex Corporation
241,000 5.125%,  10/15/2027 236,288
160,000 5.250%,  12/15/2029
a
153,668
Methanex US Operations, Inc.
173,000 6.250%,  3/15/2032
c
168,508
Mineral Resources, Ltd.
264,000 9.250%,  10/1/2028
c
263,972
114,000 8.500%,  5/1/2030
c
110,261
Newmont Corporation/Newcrest
Finance, Pty. Ltd.
227,000 5.350%,  3/15/2034 229,092
Novelis Corporation
73,000 3.250%,  11/15/2026
c
70,572
171,000 4.750%,  1/30/2030
c
159,441
200,000 3.875%,  8/15/2031
c
173,881
Olin Corporation
183,000 6.625%,  4/1/2033
c
177,805
SCIL IV, LLC/SCIL USA Holdings,
LLC
335,000 5.375%,  11/1/2026
a,c
329,508
Sherwin-Williams Company
470,000 4.800%,  9/1/2031 468,820
Smurfit Kappa Treasury, ULC
627,000 5.777%,  4/3/2054
c
618,328
SNF Group SACA
508,000 3.375%,  3/15/2030
c
448,598
Steel Dynamics, Inc.
293,000 5.250%,  5/15/2035 290,204
SunCoke Energy, Inc.
544,000 4.875%,  6/30/2029
c
499,249
Principal
Amount Long-Term Fixed Income  20.5% Value
Basic Materials  0.2% - continued
Taseko Mines, Ltd.
$ 332,000 8.250%,  5/1/2030
c
$ 338,962
Tronox, Inc.
166,000 4.625%,  3/15/2029
c
141,968
WR Grace Holdings, LLC
126,000 4.875%,  6/15/2027
c
121,692
Total 16,593,201
Capital Goods  0.3%
Advanced Drainage Systems, Inc.
333,000 6.375%,  6/15/2030
c
334,449
AECOM
155,000 5.125%,  3/15/2027 153,788
Amsted Industries, Inc.
373,000 6.375%,  3/15/2033
c
371,021
Axon Enterprise, Inc.
161,000 6.125%,  3/15/2030
c
162,485
161,000 6.250%,  3/15/2033
c
162,656
BAE Systems plc
250,000 5.500%,  3/26/2054
a,c
246,959
300,000 5.250%,  3/26/2031
c
305,917
Ball Corporation
201,000 3.125%,  9/15/2031 174,222
Boeing Company
712,000 5.040%,  5/1/2027 715,238
377,000 6.259%,  5/1/2027 387,881
444,000 6.388%,  5/1/2031 473,135
733,000 5.705%,  5/1/2040 712,554
Bombardier, Inc.
259,000 6.000%,  2/15/2028
c
255,592
159,000 7.250%,  7/1/2031
c
159,541
465,000 7.000%,  6/1/2032
a,c
462,988
180,000 7.450%,  5/1/2034
c
184,597
Brundage-Bone Concrete
Pumping Holdings, Inc.
207,000 7.500%,  2/1/2032
c
197,138
Builders FirstSource, Inc.
330,000 5.000%,  3/1/2030
c
315,401
Camelot Return Merger Sub, Inc.
244,000 8.750%,  8/1/2028
c
200,995
Canpack SA/Canpack US, LLC
527,000 3.875%,  11/15/2029
c
477,566
Carrier Global Corporation
709,000 2.700%,  2/15/2031 631,888
Chart Industries, Inc.
507,000 7.500%,  1/1/2030
c
525,833
Clean Harbors, Inc.
327,000 6.375%,  2/1/2031
c
330,498
Clydesdale Acquisition Holdings,
Inc.
68,000 6.625%,  4/15/2029
c
68,375
313,000 6.875%,  1/15/2030
c
315,374
174,000 6.750%,  4/15/2032
c
175,204
Cornerstone Building Brands, Inc.
85,000 9.500%,  8/15/2029
c
70,711
Crown Cork & Seal Company, Inc.
236,000 7.375%,  12/15/2026 242,688
Emerson Electric Company
346,000 5.000%,  3/15/2035 348,311
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
510,000 6.625%,  12/15/2030
c
510,226

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  20.5% Value
Capital Goods  0.3% - continued
ESAB Corporation
$ 132,000 6.250%,  4/15/2029
c
$ 133,926
GFL Environmental, Inc.
415,000 4.000%,  8/1/2028
c
394,411
674,000 3.500%,  9/1/2028
c
636,842
H&E Equipment Services, Inc.
271,000 3.875%,  12/15/2028
c
270,125
Herc Holdings, Inc.
105,000 5.500%,  7/15/2027
c
104,560
265,000 6.625%,  6/15/2029
c
265,851
Ingersoll Rand, Inc.
658,000 5.176%,  6/15/2029 669,156
151,000 5.700%,  8/14/2033 155,846
Lockheed Martin Corporation
374,000 6.150%,  9/1/2036 408,934
Martin Marietta Materials, Inc.
326,000 5.150%,  12/1/2034 323,968
Mueller Water Products, Inc.
286,000 4.000%,  6/15/2029
c
265,705
Nesco Holdings II, Inc.
446,000 5.500%,  4/15/2029
c
411,625
New Enterprise Stone and Lime
Company, Inc.
552,000 5.250%,  7/15/2028
c
533,530
Nordson Corporation
615,000 5.600%,  9/15/2028 633,808
Northrop Grumman Corporation
1,225,000 3.850%,  4/15/2045 967,615
OI European Group BV
352,000 4.750%,  2/15/2030
c
322,177
Owens-Brockway Glass Container,
Inc.
272,000 6.625%,  5/13/2027
c
270,510
133,000 7.375%,  6/1/2032
a,c
126,936
Quikrete Holdings, Inc.
652,000 6.375%,  3/1/2032
c
656,140
165,000 6.750%,  3/1/2033
c
164,249
Regal Rexnord Corporation
770,000 6.050%,  2/15/2026 775,829
Resideo Funding, Inc.
340,000 6.500%,  7/15/2032
c
339,187
Reworld Holding Corporation
276,000 4.875%,  12/1/2029
c
256,711
Roller Bearing Company of
America, Inc.
386,000 4.375%,  10/15/2029
c
362,370
RTX Corporation
201,000 6.400%,  3/15/2054 220,017
500,000 4.125%,  11/16/2028 492,949
900,000 4.450%,  11/16/2038 821,004
859,000 4.500%,  6/1/2042 755,578
Sealed Air Corporation/Sealed Air
Corporation (US)
260,000 6.125%,  2/1/2028
c
260,374
Smyrna Ready Mix Concrete, LLC
472,000 8.875%,  11/15/2031
c
489,009
Sonoco Products Company
602,000 4.600%,  9/1/2029 593,269
Spirit AeroSystems, Inc.
155,000 4.600%,  6/15/2028 148,680
102,000 9.750%,  11/15/2030
c
112,592
SRM Escrow Issuer, LLC
130,000 6.000%,  11/1/2028
c
126,134
Principal
Amount Long-Term Fixed Income  20.5% Value
Capital Goods  0.3% - continued
Standard Building Solutions, Inc.
$ 185,000 6.500%,  8/15/2032
c
$ 184,945
Standard Industries, Inc./NY
162,000 4.750%,  1/15/2028
c
156,796
162,000 3.375%,  1/15/2031
c
140,854
Textron, Inc.
1,010,000 3.375%,  3/1/2028 974,126
TopBuild Corporation
114,000 4.125%,  2/15/2032
c
101,412
Trane Technologies Financing, Ltd.
401,000 5.100%,  6/13/2034 402,608
TransDigm, Inc.
395,000 6.750%,  8/15/2028
c
400,769
569,000 7.125%,  12/1/2031
c
585,409
463,000 6.625%,  3/1/2032
c
468,901
424,000 6.000%,  1/15/2033
c
417,274
Trivium Packaging Finance
233,000 5.500%,  8/15/2026
c
229,392
United Rentals North America, Inc.
525,000 4.875%,  1/15/2028 516,035
430,000 4.000%,  7/15/2030 396,740
Veralto Corporation
619,000 5.350%,  9/18/2028 633,885
Waste Pro USA, Inc.
376,000 7.000%,  2/1/2033
c
377,269
WESCO Distribution, Inc.
166,000 6.375%,  3/15/2029
c
167,927
116,000 6.625%,  3/15/2032
c
117,673
215,000 6.375%,  3/15/2033
c
216,085
Total 29,630,948
Collateralized Mortgage Obligations  0.9%
A&D Mortgage Trust
1,598,666
6.701%,  4/25/2069, Ser.
2024-NQM2, Class A2
c,e
1,616,552
Alternative Loan Trust
500,514
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 259,183
Arroyo Mortgage Trust
3,000,000
3.269%,  12/25/2056, Ser.
2022-1, Class A1B
c,e
2,754,612
BINOM Securitization Trust
1,023,217
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
c,d
923,641
CHNGE Mortgage Trust
1,290,088
7.100%,  7/25/2058, Ser.
2023-3, Class A1
c,e
1,304,657
1,968,505
6.000%,  10/25/2057, Ser.
2022-4, Class A1
c,e
1,968,415
Citicorp Mortgage Securities, Inc.
1,304,490
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 1,180,608
COLT Mortgage Loan Trust
2,007,877
1.726%,  11/25/2066, Ser.
2021-5, Class A1
c,d
1,782,072
Countrywide Alternative Loan Trust
668,878
4.149%,  10/25/2035, Ser.
2005-43, Class 4A1
d
551,948
1,637,933
7.000%,  10/25/2037, Ser.
2007-24, Class A10 561,713
CSMC Trust
1,031,009
6.392%,  8/25/2067, Ser.
2022-ATH3, Class A3
c,d
1,029,990

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  20.5% Value
Collateralized Mortgage Obligations  0.9% -
continued
$ 1,166,744
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
c,d
$ 995,424
Federal Home Loan Mortgage
Corporation - REMIC
3,097,986
4.000%,  1/25/2051, Ser.
5249, Class LA 3,035,407
2,000,000
5.000%,  1/25/2055, Ser.
5490, Class LB 1,931,955
4,250,000
5.000%,  9/25/2054, Ser.
5473, Class HL 4,209,789
735,468
3.000%,  2/15/2033, Ser.
4170, Class IG
g
50,122
1,467,109
3.000%,  3/15/2033, Ser.
4180, Class PI
g
124,068
2,745,203
4.500%,  10/15/2033, Ser.
2695, Class BH 2,743,524
3,000,000
2.500%,  12/15/2048, Ser.
5094, Class BC 2,419,811
Federal National Mortgage
Association - REMIC
2,750,000
5.000%,  1/25/2055, Ser.
2024-103, Class YD 2,590,601
3,025,165
4.500%,  6/25/2052, Ser.
2022-43, Class MA 3,001,501
2,996,461
Zero Coupon,  11/25/2053,
Ser. 2023-54, Class EO 2,408,042
1,008,703
3.000%,  12/25/2027, Ser.
2012-137, Class AI
g
23,282
Flagstar Mortgage Trust
1,268,202
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
c,d
1,141,337
GCAT Trust
1,673,732
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
c,d
1,507,399
2,934,863
6.000%,  9/25/2054, Ser.
2024-INV3, Class A1
c,d
2,959,396
GS Mortgage-Backed Securities
Trust
2,588,376
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
c,d
2,202,444
J.P. Morgan Mortgage Trust
2,600,471
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
c,d
2,134,417
1,667,777
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
c,d
1,433,387
LHOME Mortgage Trust
1,650,000
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
c,e
1,671,080
1,125,000
6.900%,  5/25/2029, Ser.
2024-RTL3, Class A1
c,e
1,138,343
Mello Mortgage Capital
Acceptance
2,591,929
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
c,d
2,120,862
Merrill Lynch Alternative Note
Asset Trust
339,178
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 116,487
Morgan Stanley Residential
Mortgage Loan Trust
1,100,000
7.416%,  9/25/2068, Ser.
2023-NQM1, Class M1
c,d
1,116,577
Principal
Amount Long-Term Fixed Income  20.5% Value
Collateralized Mortgage Obligations  0.9% -
continued
New Residential Mortgage Loan
Trust
$ 5,627,388
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
c,d
$ 4,618,853
OBX Trust
1,550,000
3.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
c,d
1,418,736
Palisades Mortgage Loan Trust
1,460,877
3.487%,  6/25/2026, Ser.
2021-RTL1, Class A1
c
1,452,858
PMT Loan Trust
3,050,000
6.000%,  2/25/2056, Ser.
2025-INV2, Class A10
c,d
3,097,094
Pretium Mortgage Credit Partners,
LLc
1,550,000
4.000%,  8/25/2064, Ser.
2025-RPL2, Class A1
c,e
1,481,472
PRPM, LLC
1,600,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
c,e
1,482,553
Residential Accredit Loans, Inc.
Trust
595,518
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 523,427
Roc Mortgage Trust
489,278
3.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
c,d
488,402
Saluda Grade Alternative
Mortgage Trust
2,500,000
7.762%,  4/25/2030, Ser.
2024-RTL5, Class A1
c,e
2,519,010
2,000,000
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
c,e
2,012,877
Sequoia Mortgage Trust
540,383
3.576%,  9/20/2046, Ser.
2007-1, Class 4A1
d
361,630
Toorak Mortgage Trust
1,500,000
5.524%,  2/25/2040, Ser.
2025-RRTL1, Class A1
c,e
1,502,319
TRK Trust
1,623,825
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
c,d
1,424,308
TVC Mortgage Trust
1,700,000
5.545%,  7/25/2039, Ser.
2024-RRTL1, Class A1
c,e
1,703,170
Vericrest Opportunity Loan
Transferee
340,411
6.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
c
340,453
Verus Securitization Trust
917,034
2.286%,  11/25/2066, Ser.
2021-8, Class A2
c,d
813,015
Vontive Mortgage Trust
1,200,000
6.507%,  3/25/2030, Ser.
2025-RTL1, Class A1
c,e
1,203,363
Total 81,452,186
Commercial Mortgage-Backed Securities  0.4%
AMSR Trust
1,400,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
c
1,285,259
4,500,000
1.877%,  8/17/2038, Ser.
2021-SFR2, Class C
c
4,308,030

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  20.5% Value
Commercial Mortgage-Backed Securities  0.4%
- continued
$ 1,750,000
2.517%,  12/17/2038, Ser.
2021-SFR4, Class C
c
$ 1,681,870
BANK 2022-BNK39
39,657,364
0.418%,  2/15/2055, Ser.
2022-BNK39, Class XA
d,g
952,114
BANK 2025-BNK49
12,600,000
0.835%,  3/15/2058, Ser.
2025-BNK49, Class XA
d,g
620,874
2,150,000
6.025%,  3/15/2058, Ser.
2025-BNK49, Class AS
d
2,230,053
BBCMS Mortgage Trust
17,899,964
1.150%,  9/15/2055, Ser.
2022-C17, Class XA
d,g
1,246,133
2,500,000
6.198%,  12/15/2056, Ser.
2023-5C23, Class A2 2,598,615
18,345,621
1.807%,  10/15/2053, Ser.
2020-C8, Class XA
d,g
1,299,017
Benchmark Mortgage Trust
1,675,000
6.090%,  4/15/2058, Ser.
2025-V14, Class AM 1,730,145
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
3,250,000
4.489%,  9/25/2034, Ser.
K-165, Class A2
f
3,218,727
FRTKL Trust
3,050,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
c
2,904,008
Home Partners of America Trust
3,168,277
2.302%,  12/17/2026, Ser.
2021-2, Class B
c
3,027,781
2,543,590
2.078%,  9/17/2041, Ser.
2021-1, Class C
c
2,217,842
HTAP Issuer Trust
3,050,000
6.500%,  11/25/2042, Ser.
2025-1, Class A
c
3,000,312
Morgan Stanley Capital I Trust
17,582,044
1.782%,  7/15/2053, Ser.
2020-HR8, Class XA
d,g
1,304,983
Tricon Residential Trust
1,700,000
5.400%,  (TSFR1M +
1.100%), 3/17/2042, Ser.
2025-SFR1, Class A
c,d
1,699,996
Total 35,325,759
Communications Services  0.6%
AMC Networks, Inc.
398,000 10.250%,  1/15/2029
c
412,427
American Tower Corporation
340,000 3.375%,  10/15/2026 333,878
619,000 5.800%,  11/15/2028 641,799
793,000 2.900%,  1/15/2030 729,448
440,000 5.000%,  1/31/2030 443,598
821,000 4.900%,  3/15/2030 825,344
412,000 5.650%,  3/15/2033 424,693
AppLovin Corporation
624,000 5.500%,  12/1/2034 623,861
AT&T, Inc.
630,000 5.700%,  3/1/2057 608,761
923,000 3.650%,  6/1/2051 653,700
1,282,000 3.500%,  9/15/2053 874,183
621,000 5.400%,  2/15/2034 630,981
Principal
Amount Long-Term Fixed Income  20.5% Value
Communications Services  0.6% - continued
$ 1,265,000 4.900%,  8/15/2037 $ 1,206,864
CCO Holdings, LLC/CCO Holdings
Capital Corporation
900,000 5.125%,  5/1/2027
c
886,445
74,000 5.000%,  2/1/2028
c
71,816
329,000 6.375%,  9/1/2029
c
328,017
750,000 4.750%,  3/1/2030
c
695,581
271,000 4.250%,  2/1/2031
c
240,141
519,000 4.750%,  2/1/2032
c
460,817
168,000 4.500%,  6/1/2033
c
143,278
589,000 4.250%,  1/15/2034
a,c
484,452
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
2,120,000 4.200%,  3/15/2028 2,079,039
688,000 6.100%,  6/1/2029 710,394
1,400,000 3.500%,  6/1/2041 969,818
Clear Channel Outdoor Holdings,
Inc.
330,000 5.125%,  8/15/2027
c
318,938
424,000 7.875%,  4/1/2030
c
415,708
Comcast Corporation
923,000 5.350%,  5/15/2053 860,991
640,000 4.400%,  8/15/2035 601,032
1,090,000 4.750%,  3/1/2044 971,091
Crown Castle, Inc.
642,000 4.900%,  9/1/2029 639,057
Deluxe Corporation
387,000 8.125%,  9/15/2029
c
389,259
Deutsche Telekom International
Finance BV
1,535,000 8.750%,  6/15/2030 1,801,387
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
1,115,000 5.875%,  8/15/2027
c
1,080,486
87,000 8.875%,  2/1/2030
c
83,018
288,000 10.000%,  2/15/2031
c
276,538
FiberCop SPA
563,000 6.000%,  9/30/2034
c
512,764
Frontier Communications
Holdings, LLC
567,000 5.875%,  10/15/2027
c
566,361
GCI, LLC
347,000 4.750%,  10/15/2028
c
319,891
Gray Media, Inc.
173,000 10.500%,  7/15/2029
a,c
180,240
Iliad Holding SASU
433,000 8.500%,  4/15/2031
c
454,114
246,000 7.000%,  4/15/2032
c
246,325
LCPR Senior Secured Financing
DAC
330,000 6.750%,  10/15/2027
c
275,893
Level 3 Financing, Inc.
87,000 3.625%,  1/15/2029
c
64,597
160,880 10.500%,  4/15/2029
c
176,968
160,879 11.000%,  11/15/2029
c
179,306
243,000 10.500%,  5/15/2030
c
260,373
82,000 10.750%,  12/15/2030
c
90,610
200,000 4.000%,  4/15/2031
c
150,000
Lumen Technologies, Inc.
95,601 4.125%,  4/15/2030
a,c
89,252
McGraw-Hill Education, Inc.
488,000 5.750%,  8/1/2028
c
476,498

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  20.5% Value
Communications Services  0.6% - continued
Meta Platforms, Inc.
$ 462,000 5.600%,  5/15/2053 $ 465,756
905,000 5.400%,  8/15/2054 886,724
238,000 3.850%,  8/15/2032 225,106
Netflix, Inc.
552,000 5.375%,  11/15/2029
c
569,883
500,000 4.875%,  6/15/2030
c
505,284
Nexstar Media, Inc.
199,000 5.625%,  7/15/2027
c
196,040
258,000 4.750%,  11/1/2028
a,c
241,610
Omnicom Group, Inc.
435,000 4.200%,  6/1/2030 424,083
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
294,000 4.625%,  3/15/2030
c
268,790
Paramount Global
140,000 6.375%,  3/30/2062
d
136,594
Playtika Holding Corporation
428,000 4.250%,  3/15/2029
c
376,766
Rogers Communications, Inc.
131,000 7.000%,  4/15/2055
d
131,507
267,000 7.125%,  4/15/2055
d
266,094
760,000 5.000%,  2/15/2029 760,681
265,000 5.300%,  2/15/2034 260,131
Sinclair Television Group, Inc.
192,000 8.125%,  2/15/2033
c
189,463
Sirius XM Radio, LLC
685,000 5.000%,  8/1/2027
c
669,272
365,000 4.000%,  7/15/2028
c
340,546
Sprint Capital Corporation
1,127,000 8.750%,  3/15/2032 1,355,436
Take-Two Interactive Software, Inc.
422,000 5.600%,  6/12/2034 431,145
TEGNA, Inc.
530,000 4.625%,  3/15/2028 501,379
Telecom Italia Capital SA
170,000 6.000%,  9/30/2034
a
162,800
Telenet Finance Luxembourg
Notes SARL
600,000 5.500%,  3/1/2028
c
582,000
T-Mobile USA, Inc.
1,223,000 3.600%,  11/15/2060 818,790
916,000 4.850%,  1/15/2029 921,174
1,100,000 4.375%,  4/15/2040 968,262
Uniti Group, LP/Uniti Group
Finance 2019, Inc./CSL Capital,
LLC
72,000 10.500%,  2/15/2028
c
76,485
504,000 4.750%,  4/15/2028
c
481,489
201,000 6.500%,  2/15/2029
c
180,538
Univision Communications, Inc.
66,000 8.000%,  8/15/2028
c
66,206
554,000 4.500%,  5/1/2029
c
489,475
244,000 7.375%,  6/30/2030
c
233,110
243,000 8.500%,  7/31/2031
c
237,445
Verizon Communications, Inc.
923,000 3.000%,  11/20/2060 544,664
2,689,000 2.650%,  11/20/2040 1,888,440
1,400,000 3.400%,  3/22/2041 1,077,885
Viasat, Inc.
173,000 5.625%,  4/15/2027
c
166,003
Principal
Amount Long-Term Fixed Income  20.5% Value
Communications Services  0.6% - continued
Virgin Media Finance plc
$ 206,000 5.000%,  7/15/2030
a,c
$ 176,602
Virgin Media Secured Finance plc
417,000 5.500%,  5/15/2029
c
394,957
VMED O2 UK Financing I plc
171,000 7.750%,  4/15/2032
c
171,412
Vodafone Group plc
244,000 5.125%,  6/4/2081
d
184,857
VZ Secured Financing BV
462,000 5.000%,  1/15/2032
c
401,443
Warnermedia Holdings, Inc.
1,491,000 4.054%,  3/15/2029 1,404,154
Windstream Services, LLC/
Windstream Escrow Finance
Corporation
226,000 8.250%,  10/1/2031
c
230,092
Zegona Finance plc
230,000 8.625%,  7/15/2029
c
243,599
Ziggo Bond Company BV
196,000 5.125%,  2/28/2030
a,c
170,782
Ziggo BV
177,000 4.875%,  1/15/2030
c
162,139
Total 48,597,125
Consumer Cyclical  0.6%
1011778 B.C., ULC/New Red
Finance, Inc.
117,000 3.875%,  1/15/2028
c
111,824
259,000 4.375%,  1/15/2028
c
249,076
175,000 6.125%,  6/15/2029
c
176,105
301,000 5.625%,  9/15/2029
c
297,970
Adient Global Holdings, Ltd.
112,000 8.250%,  4/15/2031
a,c
108,524
173,000 7.500%,  2/15/2033
a,c
161,980
ADT Security Corporation
266,000 4.125%,  8/1/2029
c
249,740
266,000 4.875%,  7/15/2032
c
248,307
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
405,000 4.625%,  6/1/2028
c
383,599
355,000 4.625%,  6/1/2028
c
335,041
Allison Transmission, Inc.
131,000 3.750%,  1/30/2031
c
116,473
Amazon.com, Inc.
521,000 3.875%,  8/22/2037 468,391
American Axle & Manufacturing,
Inc.
462,000 5.000%,  10/1/2029
a
397,668
American Honda Finance
Corporation
893,000 5.050%,  7/10/2031 899,631
Arko Corporation
328,000 5.125%,  11/15/2029
a,c
265,806
Asbury Automotive Group, Inc.
282,000 5.000%,  2/15/2032
c
255,740
Ashton Woods USA, LLC/Ashton
Woods Finance Company
320,000 4.625%,  8/1/2029
c
289,616
91,000 4.625%,  4/1/2030
c
82,283
Aston Martin Capital Holdings, Ltd.
294,000 10.000%,  3/31/2029
c
265,828

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  20.5% Value
Consumer Cyclical  0.6% - continued
Bath & Body Works, Inc.
$ 137,000 6.950%,  3/1/2033
a
$ 139,903
Belron UK Finance plc
342,000 5.750%,  10/15/2029
c
339,606
Boyd Gaming Corporation
490,000 4.750%,  6/15/2031
c
451,918
Boyne USA, Inc.
265,000 4.750%,  5/15/2029
c
249,490
Brinker International, Inc.
187,000 8.250%,  7/15/2030
c
196,402
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
244,000 4.875%,  2/15/2030
c
213,274
Caesars Entertainment, Inc.
734,000 4.625%,  10/15/2029
c
674,643
199,000 6.500%,  2/15/2032
c
198,355
184,000 6.000%,  10/15/2032
a,c
171,832
Carnival Corporation
323,000 7.625%,  3/1/2026
c
323,095
797,000 5.750%,  3/1/2027
c
797,501
388,000 4.000%,  8/1/2028
c
371,200
106,000 6.000%,  5/1/2029
c
105,258
Carvana Company
134,928
9.000%,PIK 0.000%,
12/1/2028
c,h
138,925
318,000 9.000%,  6/1/2031
c
353,302
Churchill Downs, Inc.
325,000 4.750%,  1/15/2028
c
315,736
202,000 6.750%,  5/1/2031
c
203,591
Clarios Global, LP/Clarios US
Finance Company, Inc.
226,000 6.750%,  5/15/2028
c
229,184
Crocs, Inc.
163,000 4.250%,  3/15/2029
c
151,519
Cushman & Wakefield US
Borrower, LLC
80,000 6.750%,  5/15/2028
c
80,203
Dana, Inc.
161,000 5.625%,  6/15/2028 158,619
240,000 4.500%,  2/15/2032
a
218,548
eG Global Finance plc
80,000 12.000%,  11/30/2028
c
88,580
Expedia Group, Inc.
766,000 5.400%,  2/15/2035 762,894
Ford Motor Credit Company, LLC
618,000 5.850%,  5/17/2027 621,240
929,000 2.900%,  2/10/2029 831,141
780,000 7.122%,  11/7/2033 797,097
Forestar Group, Inc.
309,000 6.500%,  3/15/2033
c
302,507
FORVIA SE
411,000 8.000%,  6/15/2030
c
405,700
Gap, Inc.
116,000 3.625%,  10/1/2029
c
104,637
193,000 3.875%,  10/1/2031
c
166,481
Garrett Motion Holdings, Inc./
Garrett LX I SARL
318,000 7.750%,  5/31/2032
c
314,315
General Motors Company
506,000 6.125%,  10/1/2025 508,557
Principal
Amount Long-Term Fixed Income  20.5% Value
Consumer Cyclical  0.6% - continued
General Motors Financial
Company, Inc.
$ 298,000 5.400%,  5/8/2027 $ 300,877
1,067,000 5.800%,  1/7/2029 1,086,843
840,000 4.900%,  10/6/2029 826,281
216,000 5.625%,  4/4/2032 213,637
Genting New York, LLC/GENNY
Capital, Inc.
276,000 7.250%,  10/1/2029
c
281,283
Global Auto Holdings, Ltd./AAG
FH UK, Ltd.
187,000 8.750%,  1/15/2032
c
157,526
GLP Capital, LP
1,153,000 5.750%,  6/1/2028 1,173,234
GoDaddy Operating Company,
LLC/GD Finance Company, Inc.
161,000 3.500%,  3/1/2029
c
149,142
Goodyear Tire & Rubber Company
161,000 4.875%,  3/15/2027 157,326
170,000 5.000%,  7/15/2029
a
157,690
264,000 5.250%,  4/30/2031
a
238,142
Group 1 Automotive, Inc.
242,000 6.375%,  1/15/2030
c
242,520
Hanesbrands, Inc.
93,000 9.000%,  2/15/2031
c
97,996
Harley-Davidson Financial
Services, Inc.
612,000 5.950%,  6/11/2029
c
617,368
Hilton Domestic Operating
Company, Inc.
487,000 4.875%,  1/15/2030 470,967
80,000 4.000%,  5/1/2031
c
72,449
470,000 3.625%,  2/15/2032
c
411,951
Hilton Grand Vacations Borrower,
LLC/Hilton Grand Vacations
Borrower, Inc.
365,000 5.000%,  6/1/2029
c
342,070
Home Depot, Inc.
1,140,000 4.250%,  4/1/2046 959,211
970,000 3.900%,  6/15/2047 769,058
Hyundai Capital America
1,150,000 1.800%,  1/10/2028
c
1,059,186
579,000 5.300%,  6/24/2029
c
584,614
International Game Technology plc
600,000 5.250%,  1/15/2029
c
586,428
Jacobs Entertainment, Inc.
274,000 6.750%,  2/15/2029
c
262,939
K Hovnanian Enterprises, Inc.
230,000 11.750%,  9/30/2029
c
246,011
KB Home
450,000 4.800%,  11/15/2029 429,299
96,000 4.000%,  6/15/2031 86,172
L Brands, Inc.
588,000 6.625%,  10/1/2030
c
596,200
270,000 6.875%,  11/1/2035 273,498
Las Vegas Sands Corporation
436,000 5.900%,  6/1/2027 443,036
Life Time, Inc.
242,000 6.000%,  11/15/2031
c
239,932
Light & Wonder International, Inc.
160,000 7.250%,  11/15/2029
c
162,191
Live Nation Entertainment, Inc.
179,000 4.750%,  10/15/2027
c
174,496

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  20.5% Value
Consumer Cyclical  0.6% - continued
Lowe's Companies, Inc.
$ 616,000 5.625%,  4/15/2053 $ 594,632
1,290,000 2.625%,  4/1/2031 1,143,274
Macy's Retail Holdings, LLC
179,000 5.875%,  4/1/2029
a,c
173,647
161,000 6.125%,  3/15/2032
c
147,121
188,000 4.500%,  12/15/2034 150,219
Marriott International, Inc./MD
286,000 5.100%,  4/15/2032 284,987
Match Group Holdings II, LLC
361,000 4.125%,  8/1/2030
c
323,533
Mattamy Group Corporation
376,000 5.250%,  12/15/2027
c
365,273
McDonald's Corporation
784,000 4.450%,  3/1/2047 664,846
Melco Resorts Finance, Ltd.
446,000 5.375%,  12/4/2029
c
409,000
415,000 7.625%,  4/17/2032
c
413,016
Meritage Homes Corporation
593,000 5.650%,  3/15/2035 583,447
MGM Resorts International
168,000 4.625%,  9/1/2026 166,073
175,000 6.125%,  9/15/2029 173,266
Michaels Companies, Inc.
236,000 5.250%,  5/1/2028
c
162,013
NCL Corporation, Ltd.
31,000 5.875%,  3/15/2026
c
30,935
442,000 5.875%,  2/15/2027
c
441,397
364,000 6.750%,  2/1/2032
c
359,560
Nissan Motor Company, Ltd.
425,000 4.810%,  9/17/2030
c
403,681
Nordstrom, Inc.
231,000 4.250%,  8/1/2031
a
198,454
Parkland Corporation
174,000 6.625%,  8/15/2032
c
173,900
PENN Entertainment, Inc.
405,000 4.125%,  7/1/2029
a,c
359,576
PetSmart, Inc./PetSmart Finance
Corporation
383,000 4.750%,  2/15/2028
c
358,196
Phinia, Inc.
249,000 6.625%,  10/15/2032
c
244,205
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
136,000 5.750%,  4/15/2026
c
135,801
QVC, Inc.
102,000 6.875%,  4/15/2029
a,c
69,867
Rakuten Group, Inc.
241,000 11.250%,  2/15/2027
c
261,093
280,000 9.750%,  4/15/2029
c
304,001
405,000 8.125%,  12/15/2029
c,d,i
399,923
Raven Acquisition Holdings, LLC
172,000 6.875%,  11/15/2031
c
167,023
Resorts World Las Vegas, LLC/
RWLV Capital, Inc.
200,000 4.625%,  4/16/2029
c
177,676
Royal Caribbean Cruises, Ltd.
880,000 4.250%,  7/1/2026
c
866,441
112,000 5.625%,  9/30/2031
c
109,975
127,000 6.000%,  2/1/2033
c
126,921
S&S Holdings, LLC
404,000 8.375%,  10/1/2031
c
381,667
Principal
Amount Long-Term Fixed Income  20.5% Value
Consumer Cyclical  0.6% - continued
Saks Global Enterprises, LLC
$ 370,000 11.000%,  12/15/2029
c
$ 299,737
Scientific Games Holdings, LP/
Scientific Games US FinCo, Inc.
57,000 6.625%,  3/1/2030
c
53,756
SeaWorld Parks and
Entertainment, Inc.
389,000 5.250%,  8/15/2029
c
368,507
Service Corporation International/
US
161,000 3.375%,  8/15/2030 143,481
117,000 4.000%,  5/15/2031 105,969
262,000 5.750%,  10/15/2032 257,477
Six Flags Entertainment
Corporation
99,000 7.000%,  7/1/2025
a,c
99,114
81,000 7.250%,  5/15/2031
c
81,312
Six Flags Entertainment
Corporation/Canada's
Wonderland Company/Magnum
Management Corporation
80,000 5.375%,  4/15/2027 78,986
399,000 5.250%,  7/15/2029 377,568
Six Flags Entertainment
Corporation/Six Flags
Theme Parks, Inc./Canada's
Wonderland Company
80,000 6.625%,  5/1/2032
c
80,662
Sonic Automotive, Inc.
203,000 4.875%,  11/15/2031
c
182,251
Staples, Inc.
332,000 10.750%,  9/1/2029
c
299,942
Station Casinos, LLC
381,000 4.625%,  12/1/2031
c
342,337
Stellantis Finance US, Inc.
654,000 5.750%,  3/18/2030
c
653,532
200,000 6.450%,  3/18/2035
c
198,499
Target Corporation
923,000 2.950%,  1/15/2052 593,051
Tenneco, Inc.
354,000 8.000%,  11/17/2028
c
337,625
Toyota Motor Credit Corporation
291,000 4.800%,  1/5/2034 287,001
720,000 5.350%,  1/9/2035 731,792
Uber Technologies, Inc.
553,000 5.350%,  9/15/2054 516,559
663,000 4.800%,  9/15/2034 643,912
VICI Properties, LP/VICI Note
Company, Inc.
1,023,000 4.625%,  6/15/2025
c
1,022,739
276,000 5.750%,  2/1/2027
c
279,581
452,000 4.125%,  8/15/2030
c
425,485
Victoria's Secret & Company
496,000 4.625%,  7/15/2029
c
433,701
Victra Holdings, LLC/Victra
Finance Corporation
118,000 8.750%,  9/15/2029
c
121,714
Viking Cruises, Ltd.
823,000 5.875%,  9/15/2027
c
818,836
Walgreens Boots Alliance, Inc.
114,000 4.100%,  4/15/2050
a
98,177
403,000 3.200%,  4/15/2030 371,845
Walmart, Inc.
796,000 4.500%,  9/9/2052 704,458

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  20.5% Value
Consumer Cyclical  0.6% - continued
WASH Multifamily Acquisition, Inc.
$ 251,000 5.750%,  4/15/2026
c
$ 248,772
Wayfair, LLC
282,000 7.750%,  9/15/2030
c
272,255
Wyndham Hotels & Resorts, Inc.
249,000 4.375%,  8/15/2028
c
237,812
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
151,000 5.125%,  10/1/2029
c
144,907
388,000 7.125%,  2/15/2031
c
401,526
Yum! Brands, Inc.
497,000 4.750%,  1/15/2030
c
480,077
ZF North America Capital, Inc.
280,000 7.125%,  4/14/2030
c
269,545
172,000 6.750%,  4/23/2030
c
163,439
Total 54,771,006
Consumer Non-Cyclical  0.7%
1261229 B.C., Ltd.
165,000 10.000%,  4/15/2032
c
163,987
1375209 B.C., Ltd.
161,000 9.000%,  1/30/2028
a,c
160,875
Abbott Laboratories
892,000 4.750%,  11/30/2036 877,992
175,000 6.000%,  4/1/2039 192,383
AbbVie, Inc.
300,000 5.400%,  3/15/2054 294,658
1,322,000 4.500%,  5/14/2035 1,268,759
683,000 5.350%,  3/15/2044 675,434
Acadia Healthcare Company, Inc.
251,000 5.000%,  4/15/2029
c
237,204
209,000 7.375%,  3/15/2033
c
208,794
AdaptHealth, LLC
716,000 4.625%,  8/1/2029
a,c
651,175
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
386,000 4.625%,  1/15/2027
c
380,263
540,000 3.500%,  3/15/2029
c
496,966
71,000 6.250%,  3/15/2033
c
71,692
Altria Group, Inc.
225,000 4.875%,  2/4/2028 226,594
619,000 6.875%,  11/1/2033 682,485
Amgen, Inc.
900,000 4.200%,  2/22/2052 707,696
919,000 5.600%,  3/2/2043 910,937
Anheuser-Busch Companies,
LLC/Anheuser-Busch InBev
Worldwide, Inc.
1,231,000 4.700%,  2/1/2036 1,187,082
Anheuser-Busch InBev Worldwide,
Inc.
765,000 5.550%,  1/23/2049 765,969
Archer-Daniels-Midland Company
1,188,000 2.700%,  9/15/2051 726,077
AstraZeneca plc
1,600,000 3.000%,  5/28/2051 1,069,002
BAT Capital Corporation
380,000 6.250%,  8/15/2055 379,219
620,000 7.079%,  8/2/2043 677,255
Bausch + Lomb Corporation
103,000 8.375%,  10/1/2028
c
106,863
Principal
Amount Long-Term Fixed Income  20.5% Value
Consumer Non-Cyclical  0.7% - continued
Bausch Health Companies, Inc.
$ 192,000 5.500%,  11/1/2025
c
$ 191,808
136,000 6.125%,  2/1/2027
a,c
137,904
379,000 4.875%,  6/1/2028
c
306,043
Becton, Dickinson and Company
324,000 3.794%,  5/20/2050 243,015
BellRing Brands, Inc.
286,000 7.000%,  3/15/2030
c
295,506
Bristol-Myers Squibb Company
1,143,000 3.550%,  3/15/2042 900,942
Bunge, Ltd. Finance Corporation
221,000 4.650%,  9/17/2034 213,657
Campbell's Company
584,000 5.400%,  3/21/2034 588,420
Cargill, Inc.
930,000 3.125%,  5/25/2051
c
618,849
705,000 5.125%,  2/11/2035
c
702,788
CD&R Smokey Buyer, Inc./Radio
Systems Corporation
152,000 9.500%,  10/15/2029
c
138,700
Cencora, Inc.
524,000 5.150%,  2/15/2035 523,944
Central Garden & Pet Company
225,000 4.125%,  10/15/2030 204,558
Champ Acquisition Corporation
138,000 8.375%,  12/1/2031
c
142,559
Charles River Laboratories
International, Inc.
193,000 4.000%,  3/15/2031
c
172,722
CHS/Community Health Systems,
Inc.
376,000 5.625%,  3/15/2027
c
359,050
118,000 8.000%,  12/15/2027
c
116,743
237,000 6.000%,  1/15/2029
c
210,611
220,000 4.750%,  2/15/2031
c
173,905
232,000 10.875%,  1/15/2032
c
228,560
Conagra Brands, Inc.
1,072,000 1.375%,  11/1/2027 985,863
Concentra Escrow Issuer
Corporation
146,000 6.875%,  7/15/2032
c
148,556
Constellation Brands, Inc.
775,000 3.600%,  2/15/2028 754,053
501,000 2.875%,  5/1/2030 454,483
CVS Health Corporation
277,000 7.000%,  3/10/2055
d
279,185
601,000 4.780%,  3/25/2038 539,247
1,286,000 6.000%,  6/1/2044 1,256,405
DaVita, Inc.
189,000 3.750%,  2/15/2031
c
164,548
332,000 6.875%,  9/1/2032
c
333,863
Edgewell Personal Care Company
380,000 5.500%,  6/1/2028
c
372,148
Eli Lilly & Company
323,000 5.500%,  2/12/2055 327,039
459,000 4.950%,  2/27/2063 417,878
Embecta Corporation
200,000 5.000%,  2/15/2030
c
178,973
158,000 6.750%,  2/15/2030
c
150,465
Encompass Health Corporation
256,000 4.500%,  2/1/2028 248,563
Endo Finance Holdings, Inc.
161,000 8.500%,  4/15/2031
a,c
167,847

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  20.5% Value
Consumer Non-Cyclical  0.7% - continued
Energizer Holdings, Inc.
$ 425,000 4.750%,  6/15/2028
c
$ 406,888
Fortrea Holdings, Inc.
82,000 7.500%,  7/1/2030
a,c
74,564
GE HealthCare Technologies, Inc.
659,000 6.377%,  11/22/2052 714,835
General Mills, Inc.
246,000 4.950%,  3/29/2033 243,439
Grifols SA
195,000 4.750%,  10/15/2028
c
180,046
HCA, Inc.
557,000 5.250%,  3/1/2030 563,608
1,059,000 3.500%,  9/1/2030 982,076
444,000 5.450%,  9/15/2034 440,145
Herbalife Nutrition, Ltd./HLF
Financing, Inc.
258,000 7.875%,  9/1/2025
a,c
257,698
HLF Financing SARL, LLC/
Herbalife International, Inc.
175,000 12.250%,  4/15/2029
c
188,157
189,000 4.875%,  6/1/2029
c
145,758
Illumina, Inc.
420,000 4.650%,  9/9/2026 419,627
Imperial Brands Finance plc
950,000 3.875%,  7/26/2029
c
912,049
Insulet Corporation
105,000 6.500%,  4/1/2033
c
106,728
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
612,000 5.500%,  1/15/2030 621,714
845,000 3.000%,  5/15/2032 726,922
JBS USA LUX SARL/JBS USA
Food Company/JBS USA Foods
Group
600,000 5.950%,  4/20/2035
c
616,680
Johnson & Johnson
611,000 5.250%,  6/1/2054 613,682
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
312,000 9.000%,  2/15/2029
c
320,925
Kimberly-Clark Corporation
900,000 3.900%,  5/4/2047 721,213
Kraft Heinz Foods Company
886,000 5.200%,  3/15/2032 895,809
638,000 4.375%,  6/1/2046 521,478
Lamb Weston Holdings, Inc.
176,000 4.125%,  1/31/2030
c
163,943
177,000 4.375%,  1/31/2032
c
161,682
LifePoint Health, Inc.
315,000 9.875%,  8/15/2030
c
332,357
208,000 11.000%,  10/15/2030
c
226,119
129,000 10.000%,  6/1/2032
c
123,054
Medline Borrower, LP/Medline Co-
Issuer, Inc.
201,000 6.250%,  4/1/2029
c
203,559
Mozart Debt Merger Sub, Inc.
485,000 3.875%,  4/1/2029
c
453,346
535,000 5.250%,  10/1/2029
c
513,372
MPH Acquisition Holdings, LLC
86,817 5.750%,  12/31/2030
c
62,942
45,341 11.500%,  12/31/2030
c
39,376
Principal
Amount Long-Term Fixed Income  20.5% Value
Consumer Non-Cyclical  0.7% - continued
Newell Brands, Inc.
$ 166,000 6.375%,  9/15/2027
a
$ 166,615
165,000 6.625%,  9/15/2029 165,348
104,000 6.375%,  5/15/2030 101,175
Novartis Capital Corporation
516,000 4.700%,  9/18/2054 464,610
Organon & Company/Organon
Foreign Debt Co-Issuer BV
229,000 4.125%,  4/30/2028
c
214,013
454,000 5.125%,  4/30/2031
c
395,845
PepsiCo, Inc.
610,000 4.200%,  7/18/2052 504,834
Performance Food Group, Inc.
367,000 4.250%,  8/1/2029
c
343,195
234,000 6.125%,  9/15/2032
c
232,587
Perrigo Finance Unlimited
Company
284,000 4.900%,  6/15/2030 271,301
153,000 6.125%,  9/30/2032 150,531
Pfizer Investment Enterprises,
Private Ltd.
182,000 5.300%,  5/19/2053 172,804
611,000 5.110%,  5/19/2043 582,699
Philip Morris International, Inc.
484,000 5.500%,  9/7/2030 502,892
299,000 5.125%,  2/13/2031 304,209
923,000 5.375%,  2/15/2033 941,380
758,000 4.900%,  11/1/2034 744,806
Post Holdings, Inc.
241,000 4.625%,  4/15/2030
c
225,061
397,000 4.500%,  9/15/2031
c
359,559
227,000 6.250%,  10/15/2034
c
223,496
Prime Healthcare Services, Inc.
255,000 9.375%,  9/1/2029
c
240,581
Radiology Partners, Inc.
137,000 7.775%,  1/31/2029
c
135,630
Roche Holdings, Inc.
1,158,000 4.000%,  11/28/2044
c
969,376
Royalty Pharma plc
546,000 5.150%,  9/2/2029 549,583
Select Medical Corporation
168,000 6.250%,  12/1/2032
c
163,689
Simmons Foods, Inc.
481,000 4.625%,  3/1/2029
c
445,907
Sotera Health Holdings, LLC
171,000 7.375%,  6/1/2031
c
173,844
Spectrum Brands, Inc.
42,000 3.875%,  3/15/2031
c
35,775
Star Parent, Inc.
179,000 9.000%,  10/1/2030
c
176,432
Stryker Corporation
466,000 5.200%,  2/10/2035 470,501
Surgery Center Holdings, Inc.
164,000 7.250%,  4/15/2032
a,c
162,177
Sysco Corporation
935,000 6.600%,  4/1/2040 1,024,983
Takeda Pharmaceutical Company,
Ltd.
290,000 5.650%,  7/5/2054 283,687
925,000 3.175%,  7/9/2050 607,831
600,000 5.650%,  7/5/2044 599,127
Tenet Healthcare Corporation
742,000 5.125%,  11/1/2027 731,129

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  20.5% Value
Consumer Non-Cyclical  0.7% - continued
$ 439,000 4.375%,  1/15/2030 $ 411,531
407,000 6.750%,  5/15/2031 412,815
Teva Pharmaceutical Finance
Company, LLC
168,000 6.150%,  2/1/2036 167,437
US Acute Care Solutions, LLC
310,000 9.750%,  5/15/2029
c
309,106
Viterra Finance BV
774,000 3.200%,  4/21/2031
c
697,009
Wyeth, LLC
619,000 6.500%,  2/1/2034 684,246
Zoetis, Inc.
1,451,000 4.700%,  2/1/2043 1,317,701
Total 57,159,609
Energy  0.5%
Aethon United BR, LP/Aethon
United Finance Corporation
78,000 7.500%,  10/1/2029
c
79,337
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
352,000 5.375%,  6/15/2029
c
344,068
Archrock Partners, LP/Archrock
Partners Finance Corporation
244,000 6.250%,  4/1/2028
c
244,187
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
332,000 8.250%,  12/31/2028
c
338,548
166,000 5.875%,  6/30/2029
c
161,988
Baytex Energy Corporation
254,000 8.500%,  4/30/2030
c
257,930
80,000 7.375%,  3/15/2032
a,c
76,947
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
266,000 7.000%,  7/15/2029
c
271,847
BP Capital Markets America, Inc.
1,637,000 2.939%,  6/4/2051 1,032,868
Buckeye Partners, LP
228,000 4.500%,  3/1/2028
c
218,770
153,000 6.875%,  7/1/2029
c
155,529
79,000 6.750%,  2/1/2030
c
80,020
California Resources Corporation
199,000 8.250%,  6/15/2029
c
202,238
Cheniere Energy Partners, LP
1,761,000 4.500%,  10/1/2029 1,712,812
Cheniere Energy, Inc.
170,000 5.650%,  4/15/2034 171,969
Civitas Resources, Inc.
232,000 8.375%,  7/1/2028
c
239,421
346,000 8.750%,  7/1/2031
c
355,323
CNX Resources Corporation
196,000 6.000%,  1/15/2029
c
193,525
Columbia Pipelines Holding
Company, LLC
613,000 6.042%,  8/15/2028
c
634,018
Columbia Pipelines Operating
Company, LLC
153,000 5.927%,  8/15/2030
c
158,986
Comstock Resources, Inc.
236,000 6.750%,  3/1/2029
c
229,338
410,000 5.875%,  1/15/2030
c
387,205
Principal
Amount Long-Term Fixed Income  20.5% Value
Energy  0.5% - continued
ConocoPhillips Company
$ 831,000 4.850%,  1/15/2032 $ 832,018
Continental Resources, Inc.
1,076,000 2.268%,  11/15/2026
c
1,031,582
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
377,000 5.500%,  6/15/2031
c
361,677
Crescent Energy Finance, LLC
423,000 7.625%,  4/1/2032
c
418,375
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
360,000 8.625%,  3/15/2029
c
372,905
Diamond Foreign Asset Company/
Diamond Finance, LLC
137,000 8.500%,  10/1/2030
c
140,391
Diamondback Energy, Inc.
860,000 5.750%,  4/18/2054 810,774
DT Midstream, Inc.
278,000 4.125%,  6/15/2029
c
261,635
Eastern Energy Gas Holdings, LLC
750,000 5.800%,  1/15/2035 774,126
Enbridge, Inc.
608,000 5.250%,  4/5/2027 615,645
Enerflex, Ltd.
127,000 9.000%,  10/15/2027
c
129,964
Energy Transfer, LP
391,000 8.000%,  5/15/2054
d
411,468
639,000 4.000%,  10/1/2027 629,319
800,000 5.150%,  2/1/2043 711,132
1,100,000 6.000%,  6/15/2048 1,065,207
EnLink Midstream Partners, LP
331,000 5.600%,  4/1/2044 307,967
Enterprise Products Operating,
LLC
876,000 3.300%,  2/15/2053 585,001
EQM Midstream Partners, LP
463,000 4.750%,  1/15/2031
c
445,320
Exxon Mobil Corporation
1,450,000 3.452%,  4/15/2051 1,036,943
Genesis Energy LP/Genesis
Energy Finance Corporation
266,000 8.875%,  4/15/2030 276,250
400,000 7.875%,  5/15/2032 402,842
Gulfport Energy Operating
Corporation
116,000 6.750%,  9/1/2029
c
117,543
Halliburton Company
615,000 5.000%,  11/15/2045 553,335
Harvest Midstream I, LP
417,000 7.500%,  9/1/2028
c
421,171
Hess Midstream Operations, LP
362,000 4.250%,  2/15/2030
c
340,564
Hilcorp Energy I, LP/Hilcorp
Finance Company
456,000 5.750%,  2/1/2029
c
440,567
161,000 6.000%,  4/15/2030
c
153,106
279,000 6.250%,  4/15/2032
c
260,665
Howard Midstream Energy
Partners, LLC
464,000 7.375%,  7/15/2032
c
475,379
ITT Holdings, LLC
470,000 6.500%,  8/1/2029
c
433,590

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  20.5% Value
Energy  0.5% - continued
Kodiak Gas Services, LLC
$ 200,000 7.250%,  2/15/2029
c
$ 203,870
Laredo Petroleum, Inc.
251,000 7.750%,  7/31/2029
c
244,193
MEG Energy Corporation
184,000 5.875%,  2/1/2029
c
180,937
Moss Creek Resources Holdings,
Inc.
85,000 8.250%,  9/1/2031
c
82,882
MPLX, LP
1,231,000 4.950%,  9/1/2032 1,206,244
230,000 5.000%,  3/1/2033 224,502
Nabors Industries, Inc.
161,000 7.375%,  5/15/2027
c
158,794
411,000 9.125%,  1/31/2030
c
411,137
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
133,000 8.125%,  2/15/2029
c
133,929
199,000 8.375%,  2/15/2032
c
199,427
Noble Finance II, LLC
338,000 8.000%,  4/15/2030
c
337,801
Northern Oil and Gas, Inc.
254,000 8.750%,  6/15/2031
c
259,069
NuStar Logistics, LP
324,000 6.375%,  10/1/2030 327,569
Occidental Petroleum Corporation
244,000 5.000%,  8/1/2027 244,815
ONEOK, Inc.
465,000 5.700%,  11/1/2054 435,229
347,000 5.000%,  3/1/2026 347,514
540,000 4.750%,  10/15/2031 529,247
PBF Holding Company, LLC/PBF
Finance Corporation
273,000 6.000%,  2/15/2028 253,901
Permian Resources Operating,
LLC
313,000 6.250%,  2/1/2033
c
311,762
Prairie Acquiror, LP
265,000 9.000%,  8/1/2029
c
269,741
Precision Drilling Corporation
221,000 6.875%,  1/15/2029
c
215,915
Range Resources Corporation
273,000 4.750%,  2/15/2030
c
259,713
Rockies Express Pipeline, LLC
416,000 4.950%,  7/15/2029
c
398,355
Saturn Oil & Gas, Inc.
101,000 9.625%,  6/15/2029
a,c
97,678
SM Energy Company
245,000 6.500%,  7/15/2028 243,321
114,000 7.000%,  8/1/2032
c
111,882
South Bow USA Infrastructure
Holdings, LLC
485,000 5.026%,  10/1/2029
c
481,241
193,000 5.584%,  10/1/2034
c
188,970
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
161,000 5.875%,  3/1/2027 160,134
Sunoco, LP
482,000 7.000%,  5/1/2029
c
493,078
Sunoco, LP/Sunoco Finance
Corporation
229,000 5.875%,  3/15/2028 228,795
Principal
Amount Long-Term Fixed Income  20.5% Value
Energy  0.5% - continued
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
$ 617,000 5.500%,  1/15/2028
c
$ 600,516
241,000 7.375%,  2/15/2029
c
242,201
Talos Production, Inc.
96,000 9.000%,  2/1/2029
c
98,644
Targa Resources Corporation
234,000 6.125%,  5/15/2055 232,397
1,077,000 4.200%,  2/1/2033 995,547
TGNR Intermediate Holdings, LLC
361,000 5.500%,  10/15/2029
c
338,943
TotalEnergies Capital SA
452,000 5.275%,  9/10/2054 425,991
Transocean Titan Financing, Ltd.
294,048 8.375%,  2/1/2028
c
300,384
Transocean, Inc.
163,200 8.750%,  2/15/2030
c
169,499
USA Compression Partners, LP/
USA Compression Finance
Corporation
281,000 7.125%,  3/15/2029
c
285,796
Valaris, Ltd.
339,000 8.375%,  4/30/2030
c
339,389
Venture Global Calcasieu Pass,
LLC
240,000 3.875%,  8/15/2029
c
222,169
290,000 4.125%,  8/15/2031
c
263,494
Venture Global LNG, Inc.
597,000 8.125%,  6/1/2028
c
610,033
301,000 9.000%,  9/30/2029
c,d,i
285,646
234,000 7.000%,  1/15/2030
c
230,534
692,000 8.375%,  6/1/2031
c
701,883
330,000 9.875%,  2/1/2032
c
350,488
Viridien SA
80,000 8.750%,  4/1/2027
c
81,750
Western Midstream Operating, LP
619,000 6.350%,  1/15/2029 646,345
308,000 6.150%,  4/1/2033 318,008
Williams Companies, Inc.
1,015,000 7.500%,  1/15/2031 1,129,601
220,000 5.600%,  3/15/2035 224,219
Total 40,698,457
Financials  1.9%
200 Park Funding Trust
200,000 5.740%,  2/15/2055
c
198,459
Acrisure, LLC/Acrisure Finance,
Inc.
114,000 4.250%,  2/15/2029
c
106,666
162,000 7.500%,  11/6/2030
c
164,812
AEGON Funding Company, LLC
906,000 5.500%,  4/16/2027
a,c
918,388
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
692,000 6.100%,  1/15/2027 707,564
1,250,000 3.875%,  1/23/2028 1,220,967
805,000 5.375%,  12/15/2031 811,080
550,000 3.400%,  10/29/2033 474,663
AG TTMT Escrow Issuer, LLC
125,000 8.625%,  9/30/2027
c
128,179
Agree, LP
444,000 5.625%,  6/15/2034 449,291

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  20.5% Value
Financials  1.9% - continued
Air Lease Corporation
$ 169,000 4.650%,  6/15/2026
d,i
$ 164,395
1,415,000 3.000%,  2/1/2030 1,297,480
Aircastle, Ltd.
650,000 5.250%,  8/11/2025
c
650,404
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
159,000 4.250%,  10/15/2027
c
153,451
352,000 6.750%,  4/15/2028
c
353,376
231,000 7.000%,  1/15/2031
c
231,706
Ally Financial, Inc.
1,194,000 8.000%,  11/1/2031 1,330,475
251,000 6.700%,  2/14/2033
a
251,078
American Express Company
132,000 5.043%,  7/26/2028
d
133,661
222,000 5.085%,  1/30/2031
d
224,806
American International Group, Inc.
1,248,000 5.125%,  3/27/2033 1,249,759
Americold Realty Operating
Partnership, LP
580,000 5.600%,  5/15/2032 582,184
Ameriprise Financial, Inc.
796,000 5.200%,  4/15/2035 794,145
AmWINS Group, Inc.
133,000 6.375%,  2/15/2029
c
134,014
394,000 4.875%,  6/30/2029
c
371,427
ANZ Bank New Zealand, Ltd.
600,000 5.548%,  8/11/2032
c,d
608,312
Aon North America, Inc.
455,000 5.750%,  3/1/2054 448,723
Apollo Debt Solutions BDC
652,000 6.700%,  7/29/2031 672,699
Ares Capital Corporation
455,000 3.250%,  7/15/2025 453,113
1,100,000 3.875%,  1/15/2026 1,090,771
550,000 2.150%,  7/15/2026 530,463
533,000 5.875%,  3/1/2029 541,120
Ares Strategic Income Fund
535,000 5.600%,  2/15/2030
c
527,317
Arthur J. Gallagher & Company
154,000 6.750%,  2/15/2054 170,648
226,000 5.750%,  7/15/2054 222,646
931,000 5.000%,  2/15/2032 930,921
Aviation Capital Group, LLC
396,000 5.125%,  4/10/2030
c
393,827
Avolon Holdings Funding, Ltd.
368,000 4.950%,  1/15/2028
c
366,457
758,000 5.750%,  3/1/2029
c
771,973
787,000 5.375%,  5/30/2030
c
788,070
Azorra Finance, Ltd.
430,000 7.750%,  4/15/2030
c
428,614
Banco Santander SA
1,200,000 4.175%,  3/24/2028
d
1,187,904
Bank of America Corporation
800,000 3.824%,  1/20/2028
d
789,865
537,000 5.202%,  4/25/2029
d
545,564
500,000 2.087%,  6/14/2029
d
462,341
1,500,000 2.496%,  2/13/2031
d
1,346,554
1,475,000 1.922%,  10/24/2031
d
1,262,120
923,000 2.972%,  2/4/2033
d
809,277
1,844,000 4.571%,  4/27/2033
d
1,781,928
928,000 5.872%,  9/15/2034
d
968,415
367,000 5.468%,  1/23/2035
d
372,344
Principal
Amount Long-Term Fixed Income  20.5% Value
Financials  1.9% - continued
$ 902,000 5.425%,  8/15/2035
d
$ 883,177
1,230,000 3.846%,  3/8/2037
d
1,103,982
Bank of New York Mellon
Corporation
619,000 6.317%,  10/25/2029
d
654,862
Bank of Nova Scotia
308,000 4.850%,  2/1/2030 309,777
Barclays plc
160,000 6.125%,  12/15/2025
d,i
159,876
930,000 6.496%,  9/13/2027
d
952,648
954,000 4.972%,  5/16/2029
d
957,043
864,000 4.942%,  9/10/2030
d
861,244
900,000 5.746%,  8/9/2033
d
914,582
BBVA Mexico SA, Institucion
de Banca Multiple, Grupo
Financiero BBVA Mexico
300,000 7.625%,  2/11/2035
c,d
302,910
BBVA Mexico SA, Institucion
de Banca Multiple, Grupo
Financiero BBVA Mexico/TX
200,000 5.250%,  9/10/2029
c
200,530
Belrose Funding Trust
1,220,000 2.330%,  8/15/2030
c
1,063,942
Berkshire Hathaway Finance
Corporation
1,231,000 2.850%,  10/15/2050 789,788
BlackRock Funding, Inc.
305,000 5.250%,  3/14/2054 294,123
Blackstone Private Credit Fund
590,000 5.600%,  11/22/2029
c
585,042
600,000 6.250%,  1/25/2031 610,009
Blue Owl Capital Corporation II
465,000 8.450%,  11/15/2026 487,428
Blue Owl Credit Income
Corporation
769,000 4.700%,  2/8/2027 759,485
Blue Owl Technology Finance
Corporation
250,000 4.750%,  12/15/2025
c
248,721
500,000 6.100%,  3/15/2028
c
498,692
620,000 6.750%,  4/4/2029 628,429
BNP Paribas SA
890,000 5.283%,  11/19/2030
c,d
899,342
1,538,000 3.132%,  1/20/2033
c,d
1,340,519
BPCE SA
1,091,000 3.500%,  10/23/2027
c
1,056,868
250,000 5.876%,  1/14/2031
c,d
256,024
Bread Financial Holdings, Inc.
141,000 8.375%,  6/15/2035
c,d
137,873
Brookfield Finance, Inc.
330,000 5.813%,  3/3/2055 321,927
Burford Capital Global Finance,
LLC
383,000 9.250%,  7/1/2031
c
403,520
Camden Property Trust
1,012,000 3.150%,  7/1/2029 954,850
Capital One Financial Corporation
1,100,000 4.200%,  10/29/2025 1,095,691
210,000 5.700%,  2/1/2030
d
214,515
Charles Schwab Corporation
619,000 6.136%,  8/24/2034
d
658,821
Chubb INA Holdings, LLC
615,000 4.350%,  11/3/2045 528,260

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  20.5% Value
Financials  1.9% - continued
Citadel Finance, LLC
$ 1,000,000 5.900%,  2/10/2030
c
$ 996,175
Citadel, LP
465,000 6.375%,  1/23/2032
c
477,114
Citigroup, Inc.
74,000 3.200%,  10/21/2026 72,543
1,094,000 3.668%,  7/24/2028
d
1,070,189
915,000 3.520%,  10/27/2028
d
889,328
374,000 5.174%,  2/13/2030
d
378,867
1,308,000 4.910%,  5/24/2033
d
1,282,622
778,000 6.174%,  5/25/2034
d
797,428
670,000 6.020%,  1/24/2036
d
676,399
Citizens Financial Group, Inc.
384,000 5.718%,  7/23/2032
d
390,905
CNA Financial Corporation
453,000 5.125%,  2/15/2034 449,909
Comerica, Inc.
219,000 5.982%,  1/30/2030
d
222,540
Constellation Insurance, Inc.
328,000 6.800%,  1/24/2030
c
324,054
Cooperatieve Rabobank UA
1,227,000 5.564%,  2/28/2029
c,d
1,255,476
Corebridge Financial, Inc.
332,000 6.375%,  9/15/2054
d
329,838
462,000 4.350%,  4/5/2042 386,333
Countrywide Home Loans, Inc.
336,978
5.750%,  4/25/2037, Ser.
2007-3, Class A27 153,595
Cousins Properties, LP
193,000 5.375%,  2/15/2032 192,203
Credit Acceptance Corporation
229,000 9.250%,  12/15/2028
c
242,431
87,000 6.625%,  3/15/2030
c
85,706
Credit Agricole SA
563,000 5.230%,  1/9/2029
c,d
569,096
Credit Suisse Group AG
900,000 7.250%,  N/A
*,j
67,500
Deutsche Bank AG/New York, NY
950,000 5.373%,  1/10/2029
d
960,492
686,000 6.819%,  11/20/2029
d
727,449
1,175,000 3.729%,  1/14/2032
d
1,056,553
Discover Bank
1,170,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
d
1,195,320
Diversified Healthcare Trust
131,000 Zero Coupon,  1/15/2026
c
123,476
Drawbridge Special Opportunities
Fund, LP
564,000 3.875%,  2/15/2026
c
553,137
Elevance Health, Inc.
1,185,000 3.125%,  5/15/2050 770,877
820,000 4.625%,  5/15/2042 723,317
Encore Capital Group, Inc.
92,000 9.250%,  4/1/2029
c
96,354
EPR Properties
405,000 4.950%,  4/15/2028 401,070
Fairfax Financial Holdings, Ltd.
618,000 6.350%,  3/22/2054 629,589
FirstCash, Inc.
407,000 5.625%,  1/1/2030
c
394,638
First-Citizens Bank & Trust
Company
545,000 6.125%,  3/9/2028 565,752
Principal
Amount Long-Term Fixed Income  20.5% Value
Financials  1.9% - continued
Five Corners Funding Trust IV
$ 616,000 5.997%,  2/15/2053
c
$ 625,336
Fortitude Group Holdings, LLC
823,000 6.250%,  4/1/2030
c
832,010
Fortress Transportation and
Infrastructure Investors, LLC
171,000 5.500%,  5/1/2028
c
167,600
386,000 7.000%,  5/1/2031
c
392,185
232,000 7.000%,  6/15/2032
c
235,261
Freedom Mortgage Corporation
162,000 7.625%,  5/1/2026
c
161,559
Freedom Mortgage Holdings, LLC
378,000 9.250%,  2/1/2029
c
383,874
163,000 9.125%,  5/15/2031
c
164,029
137,000 8.375%,  4/1/2032
c
133,863
FS KKR Capital Corporation
1,300,000 3.400%,  1/15/2026 1,282,977
GGAM Finance, Ltd.
153,000 7.750%,  5/15/2026
c
154,690
166,000 8.000%,  6/15/2028
c
174,069
452,000 5.875%,  3/15/2030
c
446,074
Global Aircraft Leasing Company,
Ltd.
490,000 8.750%,  9/1/2027
c
498,050
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
487,000 3.750%,  12/15/2027
c
458,360
goeasy, Ltd.
269,000 9.250%,  12/1/2028
c
282,394
165,000 7.625%,  7/1/2029
c
165,048
124,000 6.875%,  5/15/2030
c
121,433
Goldman Sachs BDC, Inc.
394,000 6.375%,  3/11/2027 403,630
Goldman Sachs Group, Inc.
785,000 1.948%,  10/21/2027
d
752,966
931,000 6.484%,  10/24/2029
d
983,425
275,000 1.992%,  1/27/2032
d
232,862
2,326,000 3.102%,  2/24/2033
d
2,050,018
High Street Funding Trust III
209,000 5.807%,  2/15/2055
c
206,090
Highwoods Realty, LP
487,000 3.050%,  2/15/2030 434,926
426,000 2.600%,  2/1/2031 361,366
Howard Hughes Corporation
106,000 4.125%,  2/1/2029
c
96,723
HSBC Holdings plc
200,000 6.875%,  9/11/2029
d,i
200,097
661,000 5.130%,  3/3/2031
d
663,043
900,000 5.402%,  8/11/2033
d
909,835
HUB International, Ltd.
466,000 7.250%,  6/15/2030
c
479,983
Huntington Bancshares, Inc./OH
757,000 5.709%,  2/2/2035
d
765,063
652,000 6.141%,  11/18/2039
d
656,576
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
150,000 6.250%,  5/15/2026 148,527
660,000 5.250%,  5/15/2027 627,469
Intesa Sanpaolo SPA
201,000 4.198%,  6/1/2032
c,d
180,339
Invitation Homes Operating
Partnership, LP
769,000 2.000%,  8/15/2031 643,490

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  20.5% Value
Financials  1.9% - continued
J.P. Morgan Chase & Company
$ 1,230,000 2.947%,  2/24/2028
d
$ 1,194,882
903,000 4.979%,  7/22/2028
d
911,058
1,346,000 4.505%,  10/22/2028
d
1,344,642
1,475,000 4.203%,  7/23/2029
d
1,455,337
900,000 2.522%,  4/22/2031
d
807,588
1,100,000 1.953%,  2/4/2032
d
935,762
1,229,000 4.586%,  4/26/2033
d
1,197,388
923,000 4.912%,  7/25/2033
d
915,661
651,000 5.766%,  4/22/2035
d
676,588
375,000 5.502%,  1/24/2036
d
383,078
605,000 5.534%,  11/29/2045
d
598,994
Jackson National Life Global
Funding
663,000 5.550%,  7/2/2027
c
675,513
Jane Street Group/JSG Finance,
Inc.
263,000 4.500%,  11/15/2029
c
248,344
104,000 7.125%,  4/30/2031
c
106,837
173,000 6.125%,  11/1/2032
c
170,229
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
137,000 5.000%,  8/15/2028
c
128,800
251,000 6.625%,  10/15/2031
c
248,338
Jefferson Capital Holdings, LLC
133,000 6.000%,  8/15/2026
c
132,215
331,000 9.500%,  2/15/2029
c
351,310
KeyBank NA/Cleveland, OH
777,000 5.000%,  1/26/2033 756,706
Kilroy Realty, LP
310,000 4.250%,  8/15/2029 294,897
266,000 6.250%,  1/15/2036 263,728
Ladder Capital Finance Holdings,
LLLP/Ladder Capital Finance
Corporation
166,000 4.250%,  2/1/2027
c
161,668
440,000 4.750%,  6/15/2029
c
419,039
Liberty Mutual Group, Inc.
90,000 4.125%,  12/15/2051
c,d
86,174
Lloyds Banking Group plc
600,000 5.087%,  11/26/2028
d
605,949
920,000 5.871%,  3/6/2029
d
948,787
Macquarie Airfinance Holdings,
Ltd.
515,000 5.200%,  3/27/2028
c
515,344
159,000 6.400%,  3/26/2029
c
164,346
418,000 5.150%,  3/17/2030
c
412,149
Marsh & McLennan Companies,
Inc.
231,000 5.450%,  3/15/2053 224,146
Massachusetts Mutual Life
Insurance Company
1,150,000 3.200%,  12/1/2061
c
694,276
Mitsubishi UFJ Financial Group,
Inc.
900,000 2.048%,  7/17/2030 783,231
Mizuho Financial Group, Inc.
398,000 5.098%,  5/13/2031
d
401,817
Molina Healthcare, Inc.
274,000 4.375%,  6/15/2028
c
260,975
117,000 3.875%,  5/15/2032
c
102,648
200,000 6.250%,  1/15/2033
c
196,838
Morgan Stanley
514,000 5.516%,  11/19/2055
d
502,126
Principal
Amount Long-Term Fixed Income  20.5% Value
Financials  1.9% - continued
$ 1,925,000 4.350%,  9/8/2026 $ 1,917,196
1,244,000 3.591%,  7/22/2028
d
1,213,015
615,000 5.164%,  4/20/2029
d
623,337
612,000 3.622%,  4/1/2031
d
577,857
615,000 5.250%,  4/21/2034
d
615,304
476,000 5.831%,  4/19/2035
d
493,263
280,000 5.587%,  1/18/2036
d
285,955
1,076,000 5.297%,  4/20/2037
d
1,055,453
Morgan Stanley Direct Lending
Fund
448,000 6.150%,  5/17/2029 452,936
MPT Operating Partnership, LP/
MPT Finance Corporation
221,000 8.500%,  2/15/2032
c
225,131
Nasdaq, Inc.
750,000 3.250%,  4/28/2050 504,801
Nationstar Mortgage Holdings,
Inc.
81,000 5.500%,  8/15/2028
c
80,337
170,000 6.500%,  8/1/2029
c
172,346
256,000 5.125%,  12/15/2030
c
255,344
87,000 7.125%,  2/1/2032
c
90,373
NatWest Group plc
650,000 4.445%,  5/8/2030
d
637,243
925,000 6.475%,  6/1/2034
d
963,766
Navient Corporation
96,000 5.000%,  3/15/2027 93,934
106,000 5.500%,  3/15/2029 100,309
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
105,000 4.500%,  9/30/2028
c
98,972
New York Life Global Funding
925,000 4.550%,  1/28/2033
c
897,198
Nomura Holdings, Inc.
598,000 5.783%,  7/3/2034 613,288
Omega Healthcare Investors, Inc.
780,000 3.625%,  10/1/2029 729,328
OneMain Finance Corporation
618,000 3.500%,  1/15/2027 592,311
745,000 3.875%,  9/15/2028 688,918
175,000 6.750%,  3/15/2032 171,759
Panther Escrow Issuer, LLC
465,000 7.125%,  6/1/2031
c
473,803
Park Intermediate Holdings, LLC
457,000 4.875%,  5/15/2029
c
426,529
PennyMac Financial Services, Inc.
184,000 6.875%,  2/15/2033
c
182,850
Pine Street Trust III
268,000 6.223%,  5/15/2054
c
274,398
PNC Financial Services Group,
Inc.
307,000 6.615%,  10/20/2027
d
316,378
PRA Group, Inc.
254,000 8.375%,  2/1/2028
c
259,585
Prologis Targeted US Logistics
Fund, LP
618,000 5.250%,  4/1/2029
c
630,578
294,000 5.250%,  1/15/2035
c
292,958
Prologis, LP
416,000 5.250%,  3/15/2054 394,556
Prudential Financial, Inc.
1,170,000 5.125%,  3/1/2052
d
1,113,672

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  20.5% Value
Financials  1.9% - continued
Regency Centers, LP
$ 1,050,000 4.125%,  3/15/2028 $ 1,038,146
461,000 5.250%,  1/15/2034 461,507
Reinsurance Group of America,
Inc.
651,000 5.750%,  9/15/2034 662,180
RenaissanceRe Holdings, Ltd.
804,000 5.800%,  4/1/2035 823,433
RFNA, LP
279,000 7.875%,  2/15/2030
c
275,596
RGA Global Funding
298,000 5.500%,  1/11/2031
c
306,282
RHP Hotel Properties, LP/RHP
Finance Corporation
80,000 4.750%,  10/15/2027 78,088
163,000 4.500%,  2/15/2029
c
154,204
RLJ Lodging Trust, LP
149,000 4.000%,  9/15/2029
c
133,657
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
140,000 3.625%,  3/1/2029
c
129,114
301,000 3.875%,  3/1/2031
c
269,636
115,000 4.000%,  10/15/2033
c
98,647
Ryan Specialty, LLC
85,000 4.375%,  2/1/2030
c
80,875
398,000 5.875%,  8/1/2032
c
393,098
Santander Holdings USA, Inc.
308,000 6.499%,  3/9/2029
d
318,956
699,000 5.473%,  3/20/2029
d
702,934
268,000 6.174%,  1/9/2030
d
275,415
Santander UK Group Holdings plc
1,000,000 1.673%,  6/14/2027
d
963,343
Service Properties Trust
172,000 5.500%,  12/15/2027 165,909
91,000 8.625%,  11/15/2031
c
95,997
Simon Property Group, LP
1,025,000 3.800%,  7/15/2050 760,203
Sixth Street Lending Partners
400,000 6.125%,  7/15/2030
c
402,592
SLM Corporation
138,000 6.500%,  1/31/2030 141,602
Societe Generale SA
1,122,000 4.750%,  11/24/2025
c
1,117,790
172,000 10.000%,  11/14/2028
c,d,i
185,996
713,000 6.100%,  4/13/2033
c,d
730,265
Standard Chartered plc
400,000 5.545%,  1/21/2029
c,d
406,980
Starwood Property Trust, Inc.
201,000 6.500%,  10/15/2030
c
199,136
State Street Corporation
73,000 4.530%,  2/20/2029
d
73,041
Sumitomo Mitsui Financial Group,
Inc.
433,000 5.710%,  1/13/2030 450,124
850,000 1.710%,  1/12/2031 716,545
Synchrony Financial
328,000 5.935%,  8/2/2030
d
332,615
169,000 7.250%,  2/2/2033
a
173,969
Synovus Bank
1,201,000 5.625%,  2/15/2028 1,206,696
Toronto-Dominion Bank
805,000 5.523%,  7/17/2028 827,659
309,000 5.146%,  9/10/2034
d
306,024
Principal
Amount Long-Term Fixed Income  20.5% Value
Financials  1.9% - continued
TrueNoord Capital DAC
$ 187,000 8.750%,  3/1/2030
c
$ 189,790
Truist Financial Corporation
623,000 6.047%,  6/8/2027
d
633,371
440,000 5.125%,  12/15/2027
d,i
431,689
770,000 5.122%,  1/26/2034
d
756,157
390,000 5.711%,  1/24/2035
d
398,196
U.S. Bancorp
954,000 5.775%,  6/12/2029
d
983,898
244,000 5.836%,  6/12/2034
d
251,786
416,000 5.678%,  1/23/2035
d
425,278
UBS Group AG
123,000 4.875%,  2/12/2027
c,d,i
119,312
928,000 6.246%,  9/22/2029
c,d
969,937
767,000 3.091%,  5/14/2032
c,d
682,793
589,000 5.699%,  2/8/2035
c,d
603,982
300,000 5.379%,  9/6/2045
c,d
286,538
UniCredit SPA
163,000 5.861%,  6/19/2032
c,d
163,542
United Wholesale Mortgage, LLC
440,000 5.500%,  4/15/2029
c
424,212
UnitedHealth Group, Inc.
616,000 5.875%,  2/15/2053 624,781
923,000 4.750%,  5/15/2052 797,904
Vornado Realty, LP
121,000 3.400%,  6/1/2031 102,452
Wells Fargo & Company
123,000 3.900%,  3/15/2026
d,i
120,549
1,103,000 4.900%,  1/24/2028
d
1,109,219
923,000 3.526%,  3/24/2028
d
904,413
607,000 5.707%,  4/22/2028
d
620,270
1,400,000 2.393%,  6/2/2028
d
1,336,179
644,000 5.574%,  7/25/2029
d
661,510
507,000 5.389%,  4/24/2034
d
510,501
1,180,000 4.900%,  11/17/2045 1,022,817
XHR, LP
189,000 4.875%,  6/1/2029
c
177,036
87,000 6.625%,  5/15/2030
c
85,411
Zions Bancorp NA
500,000 6.816%,  11/19/2035
d
510,117
Total 159,846,714
Foreign Government  <0.1%
NBN Company, Ltd.
1,050,000 2.625%,  5/5/2031
c
935,355
Saudi Arabian Oil Company
578,000 5.250%,  7/17/2034
c
581,165
Teine Energy, Ltd.
345,000 6.875%,  4/15/2029
c
337,317
Total 1,853,837
Mortgage-Backed Securities  6.2%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
8,806,232 2.000%,  1/1/2052 7,105,126
5,173,180 2.000%,  5/1/2051 4,173,903
19,918,622 2.500%,  5/1/2051 16,800,869
7,441,331 3.500%,  5/1/2052 6,767,772
8,608,499 4.000%,  5/1/2052 8,099,312
4,849,448 5.000%,  7/1/2053 4,786,479
2,612,729 5.500%,  7/1/2053 2,631,898
6,981,704 3.500%,  8/1/2052 6,353,739

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  20.5% Value
Mortgage-Backed Securities  6.2% - continued
$ 5,327,505 5.000%,  8/1/2053 $ 5,283,892
7,217,052 5.500%,  9/1/2053 7,299,590
3,411,847 3.500%,  9/1/2047 3,134,342
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
3,697,945 2.500%,  7/1/2030 3,556,746
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
4,578,697 3.000%,  12/1/2036 4,285,913
4,780,544 3.000%,  8/1/2038 4,503,740
7,451,701 3.500%,  5/1/2040 7,022,624
4,805,722 2.500%,  4/1/2042 4,237,196
2,131,547 2.000%,  5/1/2042 1,821,966
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
18,917,828 3.000%,  1/1/2052 16,540,185
1,260,027 2.000%,  2/1/2051 1,016,632
1,924,419 2.000%,  2/1/2051 1,552,681
10,044,074 2.500%,  2/1/2051 8,377,537
5,316,052 2.500%,  2/1/2051 4,480,796
5,514,732 2.000%,  3/1/2051 4,385,557
26,404,526 2.000%,  3/1/2051 21,141,887
11,558,497 4.000%,  3/1/2051 10,878,716
7,056,893 2.000%,  3/1/2052 5,679,195
19,815,233 3.000%,  3/1/2052 17,216,097
8,626,866 2.000%,  4/1/2051 6,869,973
12,601,479 3.000%,  4/1/2051 11,014,074
2,167,313 2.000%,  4/1/2052 1,738,534
7,938,665 3.000%,  5/1/2050 6,909,403
2,362,474 2.000%,  5/1/2051 1,896,903
8,932,791 3.000%,  5/1/2051 7,885,855
19,132,468 2.000%,  6/1/2050 15,363,769
7,339,570 3.000%,  6/1/2050 6,528,763
2,895,858 4.000%,  6/1/2052 2,707,668
3,680,275 5.000%,  6/1/2053 3,637,387
15,154,520 2.500%,  7/1/2051 12,832,309
4,608,789 3.500%,  7/1/2051 4,200,363
8,835,669 4.000%,  7/1/2052 8,261,505
1,979,366 2.500%,  8/1/2050 1,675,600
9,673,285 3.500%,  8/1/2050 8,841,855
11,841,694 3.500%,  8/1/2052 10,696,988
17,711,014 4.500%,  8/1/2052 16,987,246
7,017,440 5.000%,  8/1/2053 6,935,662
13,986,490 6.000%,  8/1/2054 14,484,040
7,184,232 2.500%,  9/1/2051 6,048,499
3,542,152 3.500%,  9/1/2052 3,221,521
7,144,312 3.500%,  9/1/2052 6,497,988
5,684,704 5.000%,  9/1/2052 5,604,599
6,025,017 4.500%,  9/1/2053 5,799,478
9,792,316 4.500%,  9/1/2053 9,395,057
15,006,230 4.000%,  10/1/2052 14,068,260
2,291,385 2.000%,  11/1/2051 1,846,155
4,536,844 3.500%,  11/1/2052 4,139,753
9,441,905 2.000%,  12/1/2050 7,581,305
25,259,938 2.500%,  12/1/2051 21,246,095
14,419,197 4.500%,  12/1/2052 13,888,930
29,000,000 5.500%,  5/1/2041 28,936,528
3,940,763 3.500%,  12/1/2047 3,630,060
13,850,000 3.000%,  4/1/2048 12,001,900
4,500,000 4.500%,  4/1/2049 4,304,103
5,410,000 3.500%,  5/1/2049 4,875,577
14,600,000 5.000%,  5/1/2049 14,296,760
Principal
Amount Long-Term Fixed Income  20.5% Value
Mortgage-Backed Securities  6.2% - continued
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
$ 17,639,027 2.500%,  3/1/2062 $ 14,265,310
4,799,409 3.500%,  7/1/2061 4,251,322
7,362,850 4.000%,  12/1/2061 6,808,658
Total 531,310,145
Technology  0.5%
Accenture Capital, Inc.
638,000 4.500%,  10/4/2034 616,476
Adobe, Inc.
750,000 5.300%,  1/17/2035
a
772,345
Advanced Micro Devices, Inc.
615,000 4.393%,  6/1/2052
a
522,302
Amentum Holdings, Inc.
328,000 7.250%,  8/1/2032
c
322,640
Analog Devices, Inc.
1,150,000 2.950%,  10/1/2051 747,966
Apple, Inc.
973,000 2.650%,  2/8/2051 609,014
582,000 3.750%,  9/12/2047 462,562
Block, Inc.
175,000 3.500%,  6/1/2031 153,861
728,000 6.500%,  5/15/2032
c
735,339
Boost Newco Borrower, LLC
483,000 7.500%,  1/15/2031
c
502,772
Broadcom, Inc.
929,000 5.050%,  7/12/2027 940,709
354,000 3.469%,  4/15/2034
c
311,610
1,231,000 3.137%,  11/15/2035
c
1,020,320
1,350,000 3.187%,  11/15/2036
c
1,108,074
600,000 4.926%,  5/15/2037
c
576,890
Cadence Design Systems, Inc.
332,000 4.700%,  9/10/2034 324,162
Central Parent, Inc./CDK Global,
Inc.
169,000 7.250%,  6/15/2029
c
146,249
Cisco Systems, Inc.
301,000 5.300%,  2/26/2054 294,639
307,000 4.950%,  2/26/2031 313,160
Clarivate Science Holdings
Corporation
177,000 3.875%,  7/1/2028
c
164,192
Cloud Software Group, Inc.
1,018,000 6.500%,  3/31/2029
c
989,563
CommScope, LLC
175,000 4.750%,  9/1/2029
c
155,584
175,000 9.500%,  12/15/2031
a,c
180,250
Consensus Cloud Solutions, Inc.
83,000 6.000%,  10/15/2026
c
82,411
CoreLogic, Inc.
100,000 4.500%,  5/1/2028
c
93,077
Dell International, LLC/EMC
Corporation
486,000 4.750%,  4/1/2028 488,222
Dell, Inc.
563,000 6.500%,  4/15/2038 594,029
Diebold Nixdorf, Inc.
431,000 7.750%,  3/31/2030
c
446,760
Fiserv, Inc.
639,000 2.650%,  6/1/2030 575,252
613,000 5.350%,  3/15/2031 628,585

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  20.5% Value
Technology  0.5% - continued
$ 537,000 5.600%,  3/2/2033 $ 551,809
645,000 5.150%,  8/12/2034 639,741
Foundry JV Holdco, LLC
698,000 5.900%,  1/25/2030
c
722,975
300,000 5.900%,  1/25/2033
c
305,275
Gen Digital, Inc.
13,000 6.750%,  9/30/2027
c
13,160
199,000 7.125%,  9/30/2030
a,c
203,121
87,000 6.250%,  4/1/2033
c
86,604
Global Payments, Inc.
607,000 5.950%,  8/15/2052
a
587,319
923,000 5.300%,  8/15/2029 937,160
Hewlett Packard Enterprise
Company
85,000 4.400%,  9/25/2027 84,742
528,000 4.850%,  10/15/2031 522,543
II-VI, Inc.
164,000 5.000%,  12/15/2029
c
156,450
Intel Corporation
1,028,000 4.900%,  7/29/2045 863,530
Iron Mountain, Inc.
570,000 4.875%,  9/15/2029
c
544,073
580,000 5.250%,  7/15/2030
c
556,123
585,000 4.500%,  2/15/2031
c
536,262
KLA Corporation
923,000 3.300%,  3/1/2050 640,631
Marvell Technology, Inc.
155,000 5.950%,  9/15/2033 161,675
Mastercard, Inc.
729,000 3.950%,  2/26/2048 594,911
Microchip Technology, Inc.
131,000 5.050%,  3/15/2029 131,887
Microsoft Corporation
375,000 3.041%,  3/17/2062 244,500
915,000 2.500%,  9/15/2050 568,429
NCR Atleos Corporation
133,000 9.500%,  4/1/2029
c
144,213
NCR Voyix Corporation
244,000 5.000%,  10/1/2028
c
234,782
151,000 5.125%,  4/15/2029
c
143,814
Neptune Bidco US, Inc.
644,000 9.290%,  4/15/2029
c
558,767
NXP BV/NXP Funding, LLC
480,000 5.550%,  12/1/2028 491,609
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
480,000 4.300%,  6/18/2029 470,309
480,000 3.250%,  5/11/2041 351,867
Open Text Corporation
207,000 3.875%,  12/1/2029
c
188,300
Open Text Holdings, Inc.
675,000 4.125%,  2/15/2030
c
615,568
Oracle Corporation
615,000 6.900%,  11/9/2052 677,955
621,000 4.800%,  8/3/2028 626,013
558,000 5.250%,  2/3/2032 565,196
290,000 4.700%,  9/27/2034 276,935
1,815,000 3.850%,  7/15/2036 1,573,033
1,250,000 4.000%,  7/15/2046 955,952
PayPal Holdings, Inc.
542,000 5.500%,  6/1/2054 523,756
Pitney Bowes, Inc.
83,000 6.875%,  3/15/2027
c
82,896
Principal
Amount Long-Term Fixed Income  20.5% Value
Technology  0.5% - continued
RingCentral, Inc.
$ 459,000 8.500%,  8/15/2030
c
$ 482,487
Rocket Software, Inc.
199,000 9.000%,  11/28/2028
c
205,213
Roper Technologies, Inc.
771,000 1.750%,  2/15/2031 647,967
Seagate HDD Cayman
327,350 9.625%,  12/1/2032 368,173
Sensata Technologies BV
392,000 4.000%,  4/15/2029
c
360,289
Sensata Technologies, Inc.
177,000 4.375%,  2/15/2030
c
163,507
95,000 3.750%,  2/15/2031
c
82,948
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
190,000 4.625%,  11/1/2026
c
186,612
43,000 6.750%,  8/15/2032
c
43,341
SS&C Technologies, Inc.
301,000 5.500%,  9/30/2027
c
298,723
87,000 6.500%,  6/1/2032
c
87,941
Synopsys, Inc.
502,000 5.700%,  4/1/2055 498,442
Texas Instruments, Inc.
615,000 5.050%,  5/18/2063 563,625
UKG, Inc.
165,000 6.875%,  2/1/2031
c
167,382
Verisk Analytics, Inc.
260,000 5.250%,  3/15/2035 259,674
Viavi Solutions, Inc.
396,000 3.750%,  10/1/2029
c
362,122
VMware, LLC
900,000 2.200%,  8/15/2031 764,975
Xerox Holdings Corporation
40,000 5.000%,  8/15/2025
c
39,553
644,000 5.500%,  8/15/2028
c
452,183
Total 39,048,057
Transportation  0.1%
Air Canada
173,000 3.875%,  8/15/2026
c
169,174
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
409,584 5.500%,  4/20/2026
c
408,463
416,767 5.750%,  4/20/2029
c
407,799
Avianca Midco 2 plc
200,000 9.625%,  2/14/2030
c
183,750
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
216,000 5.375%,  3/1/2029
a,c
194,806
Burlington Northern Santa Fe, LLC
724,000 2.875%,  6/15/2052 454,882
15,000 5.750%,  5/1/2040 15,602
625,000 4.450%,  3/15/2043 549,795
Canadian Pacific Railway
Company
615,000 4.700%,  5/1/2048 539,769
CSX Corporation
900,000 3.800%,  4/15/2050 687,132
DCLI Bidco, LLC
155,000 7.750%,  11/15/2029
c
159,538
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
1,340,000 4.750%,  10/20/2028
c
1,334,431

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  20.5% Value
Transportation  0.1% - continued
ERAC USA Finance, LLC
$ 616,000 5.400%,  5/1/2053
c
$ 594,789
JetBlue Airways Corporation/
JetBlue Loyalty, LP
308,000 9.875%,  9/20/2031
c
304,024
Mileage Plus Holdings, LLC
692,550 6.500%,  6/20/2027
c
695,535
OneSky Flight, LLC
424,000 8.875%,  12/15/2029
c
428,530
Rand Parent, LLC
436,000 8.500%,  2/15/2030
a,c
431,643
RXO, Inc.
164,000 7.500%,  11/15/2027
c
168,638
Star Leasing Company, LLC
171,000 7.625%,  2/15/2030
c
164,347
Stena International SA
265,000 7.250%,  1/15/2031
c
264,878
Stonepeak Nile Parent, LLC
131,000 7.250%,  3/15/2032
c
133,527
Union Pacific Corporation
1,231,000 2.973%,  9/16/2062 718,592
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
102,000 7.875%,  5/1/2027
c
100,166
194,000 6.375%,  2/1/2030
a,c
169,950
Total 9,279,760
U.S. Government & Agencies  6.7%
U.S. Treasury Bonds
4,250,000 2.875%,  5/15/2052 3,085,732
1,843,000 3.625%,  5/15/2053 1,552,440
7,260,000 1.625%,  11/15/2050 3,951,879
14,500,000 4.750%,  11/15/2053 14,821,152
19,150,000 5.250%,  11/15/2028 20,003,522
2,975,000 4.375%,  5/15/2040 2,952,804
44,475,000 1.375%,  11/15/2040 28,901,801
1,340,000 3.000%,  5/15/2042 1,091,315
5,750,000 3.250%,  5/15/2042 4,858,525
68,726,000 2.500%,  5/15/2046 48,704,184
46,100,000 2.875%,  5/15/2049 33,978,941
U.S. Treasury Notes
2,300,000 5.000%,  8/31/2025 2,306,595
8,000,000 4.250%,  12/31/2025 8,006,625
52,575,000 2.625%,  1/31/2026 51,945,537
2,300,000 0.500%,  2/28/2026 2,226,220
90,300,000 2.500%,  2/28/2026 89,009,698
6,400,000 4.625%,  2/28/2026 6,428,300
38,900,000 4.375%,  7/31/2026 39,094,500
9,500,000 3.500%,  9/30/2026 9,436,914
7,285,000 2.250%,  11/15/2027 6,988,478
13,950,000 3.875%,  12/31/2027 13,946,730
1,500,000 0.750%,  1/31/2028 1,374,902
30,100,000 3.500%,  1/31/2028 29,784,891
15,300,000 3.625%,  3/31/2028 15,188,836
72,550,000 2.875%,  5/15/2028 70,376,334
21,000,000 4.375%,  8/31/2028 21,307,617
9,500,000 3.500%,  9/30/2029 9,327,441
270,000 1.375%,  11/15/2031 228,024
32,000,000 4.500%,  11/15/2033 32,765,000
Total 573,644,937
Principal
Amount Long-Term Fixed Income  20.5% Value
Utilities  0.4%
AES Corporation
$ 1,227,000 3.950%,  7/15/2030
c
$ 1,150,712
Algonquin Power & Utilities
Corporation
459,000 4.750%,  1/18/2082
d
437,197
Alpha Generation, LLC
149,000 6.750%,  10/15/2032
c
149,097
American Water Capital
Corporation
604,000 5.450%,  3/1/2054 582,172
Atmos Energy Corporation
150,000 5.000%,  12/15/2054 135,620
Berkshire Hathaway Energy
Company
1,165,000 4.500%,  2/1/2045 1,007,640
Calpine Corporation
353,000 4.500%,  2/15/2028
c
342,214
CenterPoint Energy, Inc.
270,000 4.250%,  11/1/2028 265,364
Commonwealth Edison Company
1,025,000 3.700%,  3/1/2045 789,638
Consolidated Edison Company of
New York, Inc.
579,000 4.500%,  12/1/2045 498,074
1,250,000 4.125%,  5/15/2049 986,461
Constellation Energy Generation,
LLC
310,000 6.125%,  1/15/2034 326,665
Consumers Energy Company
1,012,000 4.350%,  4/15/2049 857,103
Dominion Energy, Inc.
81,000 6.875%,  2/1/2055
d
83,864
81,000 7.000%,  6/1/2054
d
85,136
DTE Electric Company
965,000 3.700%,  3/15/2045 751,087
475,000 3.700%,  6/1/2046 366,086
Duke Energy Carolinas, LLC
1,090,000 3.700%,  12/1/2047 817,263
Duke Energy Corporation
117,000 6.450%,  9/1/2054
d
116,803
918,000 5.450%,  6/15/2034
a
930,465
Duke Energy Indiana, LLC
847,000 3.750%,  5/15/2046 643,187
Edison International
143,000 7.875%,  6/15/2054
d
137,628
Enel Finance International NV
629,000 5.125%,  6/26/2029
c
635,711
Entergy Louisiana, LLC
175,000 5.800%,  3/15/2055 174,153
Eversource Energy
769,000 4.750%,  5/15/2026 769,349
Exelon Corporation
585,000 4.700%,  4/15/2050 490,792
983,000 4.450%,  4/15/2046 813,713
FirstEnergy Corporation
769,000 4.850%,  7/15/2047 657,608
Georgia Power Company
523,000 4.950%,  5/17/2033 519,392
303,000 5.250%,  3/15/2034 305,720
ITC Holdings Corporation
760,000 5.300%,  7/1/2043 711,665

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  20.5% Value
Utilities  0.4% - continued
Jersey Central Power & Light
Company
$ 450,000 2.750%,  3/1/2032
c
$ 388,914
Lightning Power, LLC
487,000 7.250%,  8/15/2032
c
501,406
Long Ridge Energy, LLC
261,000 8.750%,  2/15/2032
a,c
252,133
MidAmerican Energy Company
706,000 5.850%,  9/15/2054 725,269
National Rural Utilities Cooperative
Finance Corporation
292,000 3.700%,  3/15/2029 283,912
NextEra Energy Capital Holdings,
Inc.
572,000 5.900%,  3/15/2055 571,179
213,000 5.300%,  3/15/2032 216,464
NiSource, Inc.
82,000 6.375%,  3/31/2055
d
81,027
900,000 5.650%,  2/1/2045 876,181
NRG Energy, Inc.
141,000 3.375%,  2/15/2029
c
129,460
240,000 5.250%,  6/15/2029
c
233,888
138,000 6.000%,  2/1/2033
c
134,251
138,000 6.250%,  11/1/2034
c
135,849
Pacific Gas and Electric Company
800,000 3.300%,  12/1/2027 767,530
618,000 5.550%,  5/15/2029 626,436
538,000 4.550%,  7/1/2030 520,764
619,000 6.950%,  3/15/2034 670,750
300,000 5.800%,  5/15/2034 302,925
PG&E Corporation
193,000 7.375%,  3/15/2055
d
189,691
262,000 5.000%,  7/1/2028 254,877
PPL Capital Funding, Inc.
640,000 5.250%,  9/1/2034 636,832
PPL Electric Utilities Corporation
547,000 3.950%,  6/1/2047 437,971
Public Service Company of
Colorado
779,000 4.500%,  6/1/2052 650,278
Public Service Enterprise Group,
Inc.
834,000 4.900%,  3/15/2030 837,943
San Diego Gas & Electric
Company
940,000 4.150%,  5/15/2048 738,593
Southern California Edison
Company
224,000 5.450%,  3/1/2035 221,800
Southern Company
1,231,000 5.113%,  8/1/2027 1,244,332
885,000 4.850%,  3/15/2035 856,529
Southern Company Gas Capital
Corporation
620,000 4.400%,  5/30/2047 506,550
Southwestern Electric Power
Company
620,000 3.900%,  4/1/2045 474,558
Talen Energy Supply, LLC
329,000 8.625%,  6/1/2030
c
348,971
TerraForm Power Operating, LLC
750,000 5.000%,  1/31/2028
c
725,880
Principal
Amount Long-Term Fixed Income  20.5% Value
Utilities  0.4% - continued
Virginia Electric and Power
Company
$ 222,000 5.350%,  1/15/2054 $ 208,778
850,000 4.600%,  12/1/2048 726,674
Vistra Corporation
163,000 8.000%,  10/15/2026
c,d,i
167,267
407,000 7.000%,  12/15/2026
c,d,i
412,127
Vistra Operations Company, LLC
833,000 5.000%,  7/31/2027
c
820,130
Xcel Energy, Inc.
462,000 4.600%,  6/1/2032 445,382
257,000 5.600%,  4/15/2035 258,016
XPLR Infrastructure Operating
Partners, LP
566,000 3.875%,  10/15/2026
a,c
544,410
52,000 8.375%,  1/15/2031
a,c
51,136
52,000 8.625%,  3/15/2033
a,c
50,591
Total 35,765,233
Total Long-Term Fixed Income
(cost $1,859,895,197) 1,754,813,829
Shares Private Equity Funds 1.1% Value
Secondary  1.1%
1 AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP
*,b,k
16,734,761
1 ASF IX LP
*,b,k
8,851,282
1 ASF VIII Sidecar (Cayman), LP
*,b,k
5,066,044
1 Crown Global Secondaries VI
Feeder S.A., SICAV-RAIF
*,b,k
8,017,428
1 LCP X (Offshore), LP
*,b,k
36,143,943
1 StepStone Secondary
Opportunities Fund V Offshore,
LP
*,b,k
16,609,543
Total 91,423,001
Total Private Equity Funds
(cost $75,379,689) 91,423,001
Shares
Collateral Held for Securities
Loaned 0.2% Value
14,658,938 Thrivent Cash Management Trust 14,658,938
Total Collateral Held for
Securities Loaned
(cost $14,658,938) 14,658,938
Shares or
Principal
Amount Short-Term Investments 14.0% Value
Federal Home Loan Bank Discount
Notes
7,000,000 4.240%, 4/2/2025
l,m
6,998,359
8,300,000 4.235%, 4/16/2025
l,m
8,284,433
100,000 4.280%, 4/21/2025
l,m
99,754
1,600,000 4.232%, 4/23/2025
l,m
1,595,686
7,400,000 4.240%, 4/30/2025
l,m
7,373,977
1,400,000 4.222%, 5/2/2025
l,m
1,394,836
400,000 4.220%, 5/16/2025
l,m
397,879
100,000 4.210%, 5/21/2025
l,m
99,412
1,200,000 4.201%, 5/23/2025
l,m
1,192,668
12,800,000 4.196%, 5/28/2025
l,m
12,714,418
7,000,000 4.203%, 6/6/2025
l,m
6,945,544
800,000 4.190%, 6/13/2025
l,m
793,126
200,000 4.185%, 6/25/2025
l,m
198,003

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments  14.0% Value
Federal Home Loan Mortgage
Corporation Discount Notes
400,000 4.205%, 4/17/2025
l,m
$ 399,203
Federal National Mortgage
Association Discount Notes
12,300,000 4.225%, 4/7/2025
l,m
12,289,907
1,500,000 4.195%, 4/9/2025
l,m
1,498,417
300,000 4.195%, 4/10/2025
l,m
299,648
5,400,000 4.210%, 4/11/2025
l,m
5,393,037
800,000 4.175%, 4/24/2025
l,m
797,749
16,600,000 4.215%, 5/5/2025
l,m
16,533,024
State Street Institutional U.S.
Government Money Market
Fund
259,176,631 4.293%
l
259,176,630
Thrivent Core Short-Term Reserve
Fund
84,733,716 4.600% 847,337,164
U.S. Treasury Bills
900,000 4.220%, 5/8/2025
l
896,083
400,000 4.185%, 6/5/2025
l
396,970
Total Short-Term Investments
(cost $1,193,056,721) 1,193,105,927
Total Investments (cost
$7,264,690,565) 100.5% $8,584,884,032
Other Assets and Liabilities, Net
(0.5%) (45,938,497)
Total Net Assets 100.0% $8,538,945,535
a All or a portion of the security is on loan.
b Non-income producing security.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of March 31, 2025, the value of these investments was $304,025,500 or 3.6% of
total net assets.
d Denotes variable rate securities. The rate shown is as of
March 31, 2025. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
e Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
March 31, 2025.
f All or a portion of the security is insured or guaranteed.
g Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
h Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of March 31, 2025.
i Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
j Defaulted security.  Interest is not being accrued.
k Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
l The interest rate shown reflects the yield.
m All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Moderate
Allocation Portfolio as of March 31, 2025 was $91,490,501
or 1.07% of total net assets. The following table indicates
the acquisition date and cost of restricted securities shown in the schedule as of March 31, 2025.
Security
Acquisition
Date Cost
AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP  6/28/2024 $ 13,364,491
ASF IX LP  3/18/2024 7,664,896
ASF VIII Sidecar (Cayman), LP  6/28/2024 4,425,255
Credit Suisse Group AG  9/5/2018 900,000
Crown Global Secondaries VI
Feeder S.A., SICAV-RAIF  2/15/2024 6,048,000
LCP X (Offshore), LP  10/25/2023 29,428,129
StepStone Secondary
Opportunities Fund V
Offshore, LP  6/28/2024 14,448,918
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderate Allocation
Portfolio as of March 31, 2025:
Securities Lending Transactions
Long-Term Fixed Income $ 12,870,863
Common Stock 1,001,638
Total lending $13,872,501
Gross amount payable upon return of
collateral for securities loaned $14,658,938
Net amounts due to counterparty $786,437
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2025, in valuing Moderate Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Registered Investment Companies
U.S. Affiliated 3,122,781,273 3,122,781,273 – –
U.S. Unaffiliated 47,585,526 47,585,526 – –
Common Stock
Communications Services 176,591,777 176,591,777 – –
Consumer Discretionary 281,443,812 281,351,170 92,642 –
Consumer Staples 55,792,223 55,792,223 – –
Energy 41,653,991 41,653,991 – –
Financials 258,800,178 258,800,178 – –
Health Care 232,790,920 232,790,920 – –
Industrials 217,309,530 216,991,532 317,998 –
Information Technology 597,212,859 597,027,318 185,541 –
Materials 49,254,138 49,100,523 153,615 –
Real Estate 55,689,737 55,689,737 – –
Utilities 30,561,954 30,561,954 – –
Long-Term Fixed Income
Asset-Backed Securities 39,836,855 – 39,836,855 –
Basic Materials 16,593,201 – 16,593,201 –
Capital Goods 29,630,948 – 29,630,948 –
Collateralized Mortgage Obligations 81,452,186 – 81,452,186 –
Commercial Mortgage-Backed Securities 35,325,759 – 35,325,759 –
Communications Services 48,597,125 – 48,597,125 –
Consumer Cyclical 54,771,006 – 54,771,006 –
Consumer Non-Cyclical 57,159,609 – 57,159,609 –
Energy 40,698,457 – 40,698,457 –
Financials 159,846,714 – 159,846,714 –
Foreign Government 1,853,837 – 1,853,837 –
Mortgage-Backed Securities 531,310,145 – 531,310,145 –
Technology 39,048,057 – 39,048,057 –
Transportation 9,279,760 – 9,279,760 –
U.S. Government & Agencies 573,644,937 – 573,644,937 –
Utilities 35,765,233 – 35,765,233 –
Private Equity Funds
Secondary 91,423,001 – – 91,423,001
Short-Term Investments 345,768,763 259,176,630 86,592,133 –
Subtotal Investments in Securities $7,359,473,511 $5,425,894,752 $1,842,155,758 $91,423,001
Other Investments  * Total
Affiliated Short-Term Investments 847,337,164
U.S. Affiliated Registered Investment Cos. 363,414,419
Collateral Held for Securities Loaned 14,658,938
Subtotal Other Investments $1,225,410,521
Total Investments at Value $8,584,884,032
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of March 31, 2025, in valuing Moderate Allocation Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 32,076,944 29,524,692 2,552,252 –
Total Return Swaps 129,781 – 129,781 –
Total Asset Derivatives $32,206,725 $29,524,692 $2,682,033 $–
Liability Derivatives
Futures Contracts 4,292,711 4,292,711 – –
Total Liability Derivatives $4,292,711 $4,292,711 $– $–

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Moderate
Allocation Portfolio as discussed in the Notes to Schedule of Investments.
* Change in net unrealized appreciation/(depreciation) on investments.
   % Net realized gains/(losses) on investments.
 # Transferred from Level 2 to Level 3 because of a lack of observable market data, resulting from a decrease in market activity for the securities.
   @ Transferred from level 3 to Level 2 because observable market data became available for the securities.
** The reporting entity's Private Equity Funds - Secondary Level 3 securities are fair valued using the adjusted reported Net Asset Value (NAV) of the investment, adjusted for subsequent investment activity and market movement using inputs determined by the policies and procedures of the reporting entity.  Inputs used in valuation include index returns that are adjusted based on a regression analysis of similar types of assets over time.  Significant changes in the inputs in isolation could result in a significantly lower or higher fair value measurement.
Investments in Securities
Beginning
Value
12/31/2024
Realized
Gain/
(Loss)^
Change in
Unrealized
Appreciation/
(Depreciation)
*  Purchases  Sales
Transfers
Into
Level 3 #
Transfers
Out of Level
3 @
Ending Value
3/31/2025
Private Equity Funds
 Secondary $81,176,498 $-  ($1,690,999) $18,880,177 ($6,942,675)  $- $-  $91,423,001
Total  $81,176,498 $-   ($1,690,999) $18,880,177 ($6,942,675)  $- $- $91,423,001
Investments in Securities Ending Value  3/31/2025 Valuation Technique(s) Unobservable  Input(s) Range of Inputs
Private Equity Funds
   Secondary $91,423,001
Adjusted reported investment of
net asset value   Fair Value adjustment ** N/A
Total  $91,423,001
The following table presents Moderate Allocation Portfolio's futures contracts held as of March 31, 2025. Investments and/or cash totaling
$80,100,358 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 780 June 2025 $ 85,722,944 $ 1,027,681
CBOT 2-Yr. U.S. Treasury Note 1,140 June 2025 235,208,140 967,803
CBOT 5-Yr. U.S. Treasury Note 1,314 June 2025 140,714,368 1,402,945
CBOT U.S. Long Bond 276 June 2025 32,049,128 320,497
CME E-mini Russell 2000 Index 25 June 2025 2,518,219 15,656
CME E-mini S&P 500 Index 5,440 June 2025 1,517,685,853 19,998,147
CME E-mini S&P Mid-Cap 400 Index 2 June 2025 576,535 11,185
CME Ultra Long Term U.S. Treasury Bond 310 June 2025 37,710,696 186,804
Ultra 10-Yr. U.S. Treasury Note 374 June 2025 42,186,916 495,834
Total Futures Long Contracts $ 2,094,372,799 $ 24,426,552
CBOT U.S. Long Bond (2) June 2025 ( $ 232,229) ( $ 2,334)
CME E-mini Russell 2000 Index (2,377) June 2025 (239,804,382) (1,116,453)
CME E-mini S&P Mid-Cap 400 Index (1,464) June 2025 (427,037,116) (3,173,924)
CME Euro Foreign Exchange Currency (845) June 2025 (115,916,745) 1,186,870
Eurex Euro STOXX 50 Index (1,932) June 2025 (111,455,876) 2,552,252
ICE mini MSCI EAFE Index (1,008) June 2025 (124,260,782) 2,479,262
ICE US mini MSCI Emerging Markets Index (1,465) June 2025 (82,798,108) 1,432,008
Total Futures Short Contracts ( $ 1,101,505,238) $3,357,681
Total Futures Contracts $ 992,867,561 $27,784,233

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
EFFR
-
Effective Federal Funds Rate
S&P
-
Standard & Poor's
The following table presents Moderate Allocation Portfolio's total return swap contracts held as of March 31, 2025.
Total Return Swaps
Reference Entity Fund Pays #
Fund
Receives
Counter-
party
Termination
Date
Notional
Principal
Amount Value
Upfront
Payments/
(Receipts)
Unrealized
Gain/(Loss)
S&P MidCap 400 Total
Return Index Swap
Total Return EFFR 1 day
+ 45bps
Goldman
Sachs &
Co. LLC
8/6/2025 $ 24,104,085 $ 129,781 $ – $ 129,781
Total Return Swaps $ 129,781 $ – $129,781
# Payment made on Termination Date
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderate Allocation Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
3/31/2025
Shares Held at
3/31/2025
% of Net
Assets
3/31/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $147,942 $2,111 $9,288 $141,722 17,304 1.7%
Core Emerging Markets Equity 58,114 – – 59,930 6,262 0.7
Core Low Volatility Equity 6,121 – – 6,566 550 0.1
Core Mid Cap Value 110,125 – – 106,119 10,273 1.2
Core Small Cap Value 53,644 – 10 49,077 5,008 0.6
Global Stock 548,857 – – 543,878 36,498 6.4
High Yield 111,350 1,733 6,011 106,461 25,602 1.2
Income 322,135 3,637 23,544 306,182 34,570 3.6
International Allocation 306,451 – – 325,395 31,967 3.8
International Index 69,162 – – 74,613 5,170 0.9
Large Cap Value 1,022,828 – – 1,043,099 43,030 12.2
Limited Maturity Bond 184,322 1,813 12,444 174,891 17,785 2.0
Mid Cap Stock 393,239 – 10 378,690 18,434 4.4
Small Cap Stock 188,456 – – 169,571 9,584 2.0
Total U.S. Affiliated Registered Investment
Companies 3,522,746 3,486,194 40.8
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% 1,430,631 199,629 782,923 847,337 84,734 9.9
Total Affiliated Short-Term Investments 1,430,631 847,337 9.9
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 10,075 155,200 150,616 14,659 14,659 0.2
Total Collateral Held for Securities Loaned 10,075 14,659 0.2
Total Value $4,963,452 $4,348,190

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 3/31/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($1,944) $2,901 $ – $2,111
Core Emerging Markets Equity – 1,816 – –
Core Low Volatility Equity – 445 – –
Core Mid Cap Value Fund – (4,006) – –
Core Small Cap Value Fund (1) (4,556) – –
Global Stock – (4,979) – –
High Yield (806) 195 – 1,731
Income (2,758) 6,712 – 3,542
International Allocation – 18,944 – –
International Index – 5,451 – –
Large Cap Value – 20,271 – –
Limited Maturity Bond (36) 1,236 – 1,813
Mid Cap Stock 2 (14,541) – –
Small Cap Stock – (18,885) – –
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% 67 (67) – 11,128
Total Income/Non Cash Income from Affiliated
Investments $20,325
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 12
Total Affiliated Income from Securities Loaned, Net $12
Total Value ($5,476) $10,937 $ –

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies   47.4% Value
U.S. Affiliated   47.0%
6,265,074 Thrivent Core Emerging Markets
Debt Fund $ 51,310,955
13,875,253 Thrivent Core Emerging Markets
Equity Fund 132,786,172
5,137,191 Thrivent Core International Equity
Fund 56,303,610
516,927 Thrivent Core Low Volatility Equity
Fund 6,172,107
8,484,478 Thrivent Core Mid Cap Value Fund 87,644,655
6,429,854 Thrivent Core Small Cap Value
Fund 63,012,567
40,535,013 Thrivent Global Stock Portfolio 604,036,555
9,253,575 Thrivent High Yield Portfolio 38,479,142
12,392,636 Thrivent Income Portfolio 109,759,097
53,541,740 Thrivent International Allocation
Portfolio 545,001,376
3,676,499 Thrivent International Index
Portfolio 53,058,132
34,592,185 Thrivent Large Cap Value Portfolio 838,559,541
6,440,032 Thrivent Limited Maturity Bond
Portfolio 63,329,983
19,517,025 Thrivent Mid Cap Stock Portfolio 400,934,351
9,842,126 Thrivent Small Cap Stock Portfolio 174,140,669
Total 3,224,528,912
U.S. Unaffiliated   0.4%
14,778 Invesco QQQ Trust Series 1 6,929,700
23,000 Invesco Senior Loan ETF
a
476,100
5,478 iShares Broad USD High Yield
Corporate Bond ETF
a
201,645
39,638 SPDR S&P 500 ETF Trust 22,173,101
9,575 SPDR S&P Biotech ETF 776,532
2,457 SPDR S&P Oil & Gas Exploration
ETF 323,611
6,455 SPDR S&P Regional Banking ETF 366,967
7,943 SPDR S&P Software & Services
ETF 1,269,768
Total 32,517,424
Total Registered Investment
Companies (cost $2,519,707,905) 3,257,046,336
Shares Common Stock 27.8% Value
Communications Services  2.4%
70,416 Alphabet, Inc., Class A 10,889,130
323,682 Alphabet, Inc., Class C 50,568,839
16,196 AMC Networks, Inc.
b
111,428
109,433 AT&T, Inc. 3,094,765
10,485 Bandwidth, Inc.
b
137,353
120,291 Cargurus, Inc.
b
3,504,077
1,089 Charter Communications, Inc.
b
401,329
14,706 Cogent Communications Holdings 901,625
46,221 Comcast Corporation 1,705,555
68,619 E.W. Scripps Company
b
203,112
521 Electronic Arts, Inc. 75,295
5,681 Entravision Communications
Corporation 11,930
2,177 Fox Corporation, Class B 114,750
24,364 iHeartMedia, Inc.
b
40,201
16,648 Iridium Communications, Inc. 454,823
4,953 John Wiley and Sons, Inc. 220,706
8,380 Liberty Global, Ltd., Class A
b
96,454
16,606 Liberty Latin America, Ltd., Class
A
b
105,116
Shares Common Stock  27.8% Value
Communications Services  2.4% - continued
2,071 Liberty Media Corporation-Liberty
Live Group
b
$ 141,118
35,565 Lumen Technologies, Inc.
b
139,415
20,045 Magnite, Inc.
b
228,713
116,971 Meta Platforms, Inc. 67,417,406
1,890 Netflix, Inc.
b
1,762,482
14,161 New York Times Company 702,386
18,121 News Corporation, Class A 493,254
1,696 Omnicom Group, Inc. 140,615
66,990 Pinterest, Inc.
b
2,076,690
47,505 QuinStreet, Inc.
b
847,489
2,548 Sinclair, Inc. 40,590
26,964 Sirius XM Holdings, Inc.
a
607,903
13,434 Spotify Technology SA
b
7,389,103
3,109 TechTarget, Inc.
b
46,044
11,070 Telephone and Data Systems, Inc. 428,852
2,769 TKO Group Holdings, Inc. 423,131
24,028 Trade Desk, Inc.
b
1,314,812
58,992 Verizon Communications, Inc. 2,675,877
14,784 Walt Disney Company 1,459,181
24,956 Warner Brothers Discovery, Inc.
b
267,778
Total 161,239,327
Consumer Discretionary  3.8%
299 Adient plc
b
3,845
385 Adtalem Global Education, Inc.
b
38,746
16,713 Advance Auto Parts, Inc. 655,317
451,816 Amazon.com, Inc.
b
85,962,512
40,619 American Axle & Manufacturing
Holdings, Inc.
b
165,319
13,670 American Eagle Outfitters, Inc. 158,845
10,493 Aptiv plc
b
624,334
5,554 Autoliv, Inc. 491,251
23,451 Bath & Body Works, Inc. 711,034
109,252 Best Buy Company, Inc. 8,042,040
85 Booking Holdings, Inc. 391,587
26,349 Boot Barn Holdings, Inc.
b
2,830,673
11,097 BorgWarner, Inc. 317,929
3,809 Bright Horizons Family Solutions,
Inc.
b
483,895
14,563 Brunswick Corporation 784,218
287 Build-A-Bear Workshop, Inc. 10,668
757 CarMax, Inc.
b
58,986
1,624 Carvana Company
b
339,546
418 Cavco Industries, Inc.
b
217,205
42,591 Champion Homes, Inc.
b
4,035,923
13,756 Chewy, Inc.
b
447,208
41,408 Chipotle Mexican Grill, Inc.
b
2,079,096
2,245 Columbia Sportswear Company 169,924
885 Cooper-Standard Holdings, Inc.
b
13,558
10,934 Coursera, Inc.
b
72,820
856 Crocs, Inc.
b
90,907
2,495 D.R. Horton, Inc. 317,189
26,495 Dana, Inc. 353,178
727 Darden Restaurants, Inc. 151,042
15,657 Deckers Outdoor Corporation
b
1,750,609
75,630 DoorDash, Inc.
b
13,822,895
1,996 Dorman Products, Inc.
b
240,598
148,635 eBay, Inc. 10,067,049
3,664 Etsy, Inc.
b
172,868
54,223 Expedia Group, Inc. 9,114,886
768 Five Below, Inc.
b
57,542
9,880 Fox Factory Holding Corporation
b
230,599
1,082 Frontdoor, Inc.
b
41,570
27,229 Gap, Inc. 561,190

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  27.8% Value
Consumer Discretionary  3.8% - continued
841 Garmin, Ltd. $ 182,606
41,253 Gentex Corporation 961,195
11,318 Goodyear Tire & Rubber
Company
b
104,578
10,940 Grand Canyon Education, Inc.
b
1,892,839
3,672 Group 1 Automotive, Inc. 1,402,520
20,080 Hanesbrands, Inc.
b
115,862
18,251 Hasbro, Inc. 1,122,254
26,818 Hilton Worldwide Holdings, Inc. 6,102,436
65,902 Home Depot, Inc. 24,152,424
17,694 Installed Building Products, Inc. 3,033,813
8,148 Latham Group, Inc.
b
52,392
21,339 Laureate Education, Inc.
b
436,383
19,376 La-Z-Boy, Inc. 757,408
1,971 Lear Corporation 173,882
5,716 Leggett & Platt, Inc. 45,214
11,157 LKQ Corporation 474,619
2,454 Lowe's Companies, Inc. 572,346
6,509 Lululemon Athletica, Inc.
b
1,842,438
35,241 Modine Manufacturing Company
b
2,704,747
6,560 Mohawk Industries, Inc.
b
749,021
1,539 Motorcar Parts of America, Inc.
b
14,621
109,887 NIKE, Inc. 6,975,627
211 NVR, Inc.
b
1,528,566
817 OneSpaWorld Holdings, Ltd. 13,717
4,662 O'Reilly Automotive, Inc.
b
6,678,688
31,874 Patrick Industries, Inc. 2,695,265
1,354 Planet Fitness, Inc.
b
130,810
5,643 Pool Corporation 1,796,449
11,780 PUMA SE 287,342
159,699 QVC Group, Inc. 32,116
976 Ralph Lauren Corporation 215,442
6,353 Revolve Group, Inc.
b
136,526
25,691 Ross Stores, Inc. 3,283,053
7,604 Service Corporation International/
US 609,841
54,193 SharkNinja, Inc.
b
4,520,238
13,375 Six Flags Entertainment
Corporation 477,086
13,640 Skechers USA, Inc.
b
774,479
18,575 Sony Group Corporation ADR
a
471,619
5,797 Stitch Fix, Inc.
b
18,840
19,282 Stoneridge, Inc.
b
88,504
2,342 Strategic Education, Inc. 196,634
5,047 Tapestry, Inc. 355,359
103,731 Tesla, Inc.
b
26,882,926
9,310 Texas Roadhouse, Inc. 1,551,325
169 TopBuild Corporation
b
51,537
7,901 Travel + Leisure Company 365,737
698 Ulta Beauty, Inc.
b
255,845
5,228 Valvoline, Inc.
b
181,987
20,096 VF Corporation 311,890
2,734 Visteon Corporation
b
212,213
8,563 Wingstop, Inc. 1,931,642
67,243 Wyndham Hotels & Resorts, Inc. 6,086,164
9,209 Yum China Holding, Inc. 479,421
Total 262,569,087
Consumer Staples  0.8%
9,628 Albertson's Companies, Inc. 211,720
2,320 Archer-Daniels-Midland Company 111,383
9,516 BellRing Brands, Inc.
b
708,561
21,985 BJ's Wholesale Club Holdings,
Inc.
b
2,508,489
689 Bunge Global SA 52,653
Shares Common Stock  27.8% Value
Consumer Staples  0.8% - continued
5,883 Casey's General Stores, Inc. $ 2,553,457
16,108 Colgate-Palmolive Company 1,509,320
65,045 Conagra Brands, Inc. 1,734,750
1,416 Costco Wholesale Corporation 1,339,225
48,160 Coty, Inc.
b
263,435
945 Dole plc 13,655
16,904 e.l.f. Beauty, Inc.
b
1,061,402
609 Hershey Company 104,157
37,942 J & J Snack Foods Corporation 4,997,720
3,035 J.M. Smucker Company 359,374
13,977 John B. Sanfilippo & Son, Inc. 990,410
36,310 Kenvue, Inc. 870,714
6,052 Keurig Dr Pepper, Inc. 207,099
1,488 Kimberly-Clark Corporation 211,623
1,934 Lamb Weston Holdings, Inc. 103,082
4,638 Lancaster Colony Corporation 811,650
1,722 Maplebear, Inc.
b
68,691
7,974 McCormick & Company, Inc. 656,340
44,694 Philip Morris International, Inc. 7,094,279
25,447 Procter & Gamble Company 4,336,678
17,229 Sysco Corporation 1,292,864
9,308 Turning Point Brands, Inc. 553,268
1,497 Tyson Foods, Inc. 95,524
5,774 US Foods Holding Corporation
b
377,966
78,270 Vita Coco Company, Inc.
b
2,398,976
214,527 Walmart, Inc. 18,833,325
Total 56,431,790
Energy  0.6%
12,231 Antero Midstream Corporation 220,158
26,749 Antero Resources Corporation
b
1,081,730
63,198 Archrock, Inc. 1,658,316
81,859 Baker Hughes Company 3,597,703
34,367 Berry Corporation 110,318
6,021 Cactus, Inc. 275,942
1,343 Cheniere Energy, Inc. 310,770
53,997 ConocoPhillips 5,670,765
1,366 Coterra Energy, Inc. 39,477
13,422 Crescent Energy Company 150,863
30,920 Devon Energy Corporation 1,156,408
2,354 DT Midstream, Inc. 227,114
21,984 Enterprise Products Partners, LP 750,534
38,902 EOG Resources, Inc. 4,988,792
633 EQT Corporation 33,821
6,560 Expand Energy Corporation 730,259
31,654 Exxon Mobil Corporation 3,764,610
7,130 Gulfport Energy Corporation
b
1,312,918
17,714 Halliburton Company 449,404
22,645 Hess Midstream, LP 957,657
40,748 Kinder Morgan, Inc. 1,162,540
5,956 Kodiak Gas Services, Inc. 222,159
74,953 Kosmos Energy, Ltd.
b
170,893
2,229 Marathon Petroleum Corporation 324,743
65,049 Matador Resources Company 3,323,353
1,335 Natural Gas Services Group, Inc.
b
29,330
21,475 Noble Corporation plc 508,958
14,107 Oceaneering International, Inc.
b
307,674
9,500 Oil States International, Inc.
b
48,925
18,118 Ovintiv, Inc. 775,450
6,016 Par Pacific Holdings, Inc.
b
85,788
122 Phillips 66 15,065
957 Ranger Energy Services, Inc. 13,580
23,264 Schlumberger NV 972,435
4,095 Shell plc ADR 300,082
29,216 Sitio Royalties Corporation 580,522

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  27.8% Value
Energy  0.6% - continued
3,588 Solaris Energy Infrastructure, Inc. $ 78,075
8,136 Talos Energy, Inc.
b
79,082
276 Targa Resources Corporation 55,330
165,400 TechnipFMC plc 5,241,526
7,973 Vital Energy, Inc.
b
169,187
22,435 Williams Companies, Inc. 1,340,716
Total 43,292,972
Financials  3.7%
2,381 1st Source Corporation 142,408
1,472 Affiliated Managers Group, Inc. 247,340
1,082 Affirm Holdings, Inc.
b
48,896
5,876 Allstate Corporation 1,216,743
20,033 Ally Financial, Inc. 730,603
25,554 Amalgamated Financial
Corporation 734,677
27,501 American Express Company 7,399,144
5,674 American International Group, Inc. 493,298
14,652 Ameriprise Financial, Inc. 7,093,180
5,962 Ameris Bancorp 343,232
2,044 AMERISAFE, Inc. 107,412
18,912 Annaly Capital Management, Inc. 384,103
1,682 Arch Capital Group, Ltd. 161,775
740 Arrow Financial Corporation 19,455
5,394 Arthur J. Gallagher & Company 1,862,225
9,507 Artisan Partners Asset
Management, Inc. 371,724
14,064 Associated Banc-Corp 316,862
2,798 Assurant, Inc. 586,880
5,201 Atlantic Union Bankshares
Corporation 161,959
254,027 AvidXchange Holdings, Inc.
b
2,154,149
1,339 Axis Capital Holdings, Ltd. 134,221
4,011 Axos Financial, Inc.
b
258,790
79,132 Bank of America Corporation 3,302,178
350 Bank of Hawaii Corporation 24,139
1,354 Bank of Marin Bancorp 29,883
17,138 Bank of N.T. Butterfield & Son, Ltd. 667,011
10,739 Bank of New York Mellon
Corporation 900,680
3,502 Bank OZK 152,162
3,741 BankFinancial Corporation 47,286
15,031 BankUnited, Inc. 517,668
4,935 Bar Harbor Bankshares 145,582
7,033 BCB Bancorp, Inc. 69,345
12,751 Berkshire Hathaway, Inc.
b
6,790,928
9,983 Berkshire Hills Bancorp, Inc. 260,456
3,707 Block, Inc.
b
201,401
50,952 Blue Owl Capital, Inc. 1,021,078
39,628 Bridgewater Bancshares, Inc.
b
550,433
16,080 Brookline Bancorp, Inc. 175,272
12,055 Brown & Brown, Inc. 1,499,642
4,321 Burke & Herbert Financial Services
Corporation 242,451
6,717 Business First Bancshares, Inc. 163,559
2,549 Byline Bancorp, Inc. 66,682
7,004 Cadence Bank 212,641
489 Camden National Corporation 19,790
928 Capital City Bank Group, Inc. 33,371
3,167 Capital One Financial Corporation 567,843
28,631 Capitol Federal Financial, Inc. 160,334
15,254 Carlyle Group, Inc. 664,922
697 Cathay General Bancorp 29,992
7,077 Cboe Global Markets, Inc. 1,601,454
65,746 Charles Schwab Corporation 5,146,597
Shares Common Stock  27.8% Value
Financials  3.7% - continued
11,736 Chimera Investment Corporation $ 150,573
599 ChoiceOne Financial Services, Inc. 17,233
2,168 Chubb, Ltd. 654,714
2,016 Cincinnati Financial Corporation 297,803
11,509 Citigroup, Inc. 817,024
2,276 Citizens Financial Group, Inc. 93,248
6,117 CNB Financial Corporation 136,103
9,870 CNO Financial Group, Inc. 411,085
269 Coinbase Global, Inc.
b
46,330
7,194 Columbia Banking System, Inc. 179,418
5,388 Comerica, Inc. 318,215
5,274 Commerce Bancshares, Inc. 328,201
866 Community Financial System, Inc. 49,241
13,012 Community Trust Bancorp, Inc. 655,284
3,000 ConnectOne Bancorp, Inc. 72,930
2,435 Cullen/Frost Bankers, Inc. 304,862
3,407 Customers Bancorp, Inc.
b
171,031
1,183 CVB Financial Corporation 21,838
510 Diamond Hill Investment Group,
Inc. 72,848
4,829 Discover Financial Services 824,310
17,269 Donnelley Financial Solutions, Inc.
b
754,828
8,117 Eagle Bancorp, Inc. 170,457
6,705 East West Bancorp, Inc. 601,841
3,592 Eastern Bankshares, Inc. 58,909
6,235 Ellington Credit Company 33,731
3,859 Enact Holdings, Inc. 134,100
3,430 Enova International, Inc.
b
331,201
4,956 Equitable Holdings, Inc. 258,158
4,210 Equity Bancshares, Inc. 165,874
4,154 Essent Group, Ltd. 239,769
5,838 Evercore, Inc. 1,165,965
82,803 F.N.B. Corporation 1,113,700
3,131 FactSet Research Systems, Inc. 1,423,478
5,197 Federal Agricultural Mortgage
Corporation 974,489
42,053 Federated Hermes, Inc. 1,714,501
8,240 Fidelity National Information
Services, Inc. 615,363
4,195 Fifth Third Bancorp 164,444
2,674 Financial Institutions, Inc. 66,743
1,327 First American Financial
Corporation 87,091
36,909 First Bancorp/Puerto Rico 707,546
6,191 First Bancshares, Inc. 209,318
28,571 First Busey Corporation 617,134
1,023 First Business Financial Services,
Inc. 48,234
282 First Citizens BancShares, Inc./NC 522,862
10,756 First Financial Bancorp 268,685
3,208 First Financial Bankshares, Inc. 115,231
4,554 First Financial Corporation 223,055
1,988 First Hawaiian, Inc. 48,587
23,992 First Horizon Corporation 465,925
4,960 First Internet Bancorp 132,829
988 First Interstate BancSystem, Inc. 28,306
2,661 First Merchants Corporation 107,611
8,980 First Mid-Illinois Bancshares, Inc. 313,402
20,169 Fiserv, Inc.
b
4,453,920
6,586 Flagstar Financial, Inc. 76,529
9,917 Flushing Financial Corporation 125,946
2,534 Flywire Corporation
b
24,073
44,156 Fulton Financial Corporation 798,782
68,045 Glacier Bancorp, Inc. 3,008,950
7,842 Great Southern Bancorp, Inc. 434,212

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  27.8% Value
Financials  3.7% - continued
12,481 Hamilton Lane, Inc. $ 1,855,550
7,258 Hancock Whitney Corporation 380,682
3,705 Hanmi Financial Corporation 83,955
1,943 Hanover Insurance Group, Inc. 337,985
2,815 HarborOne Bancorp, Inc. 29,192
3,817 Hartford Insurance Group, Inc. 472,277
136 HBT Financial, Inc. 3,048
6,331 Home BancShares, Inc. 178,977
10,222 Hometrust Bancshares, Inc. 350,410
17,384 Hope Bancorp, Inc. 182,010
846 Horace Mann Educators
Corporation 36,150
13,594 Horizon Bancorp, Inc. 204,997
29,783 Houlihan Lokey, Inc. 4,809,954
8,300 Huntington Bancshares, Inc./OH 124,583
466 Independent Bank Corporation/MA 29,195
8,566 Independent Bank Corporation/MI 263,747
493 Interactive Brokers Group, Inc. 81,636
58,934 Intercontinental Exchange, Inc. 10,166,115
22,676 Invesco, Ltd. 343,995
983 Investar Holding Corporation 17,311
73,972 J.P. Morgan Chase & Company 18,145,332
25,323 Jack Henry & Associates, Inc. 4,623,980
34,829 Janus Henderson Group plc 1,259,068
23,553 Kearny Financial Corporation/MD 147,442
31,448 KeyCorp 502,854
8,891 Kinsale Capital Group, Inc. 4,327,339
2,847 LendingTree, Inc.
b
143,119
1,097 M&T Bank Corporation 196,089
2,502 MarketAxess Holdings, Inc. 541,308
991 Marsh & McLennan Companies,
Inc. 241,834
12,732 Mastercard, Inc. 6,978,664
5,511 Mercantile Bank Corporation 239,398
6,416 MetLife, Inc. 515,141
2,888 Metropolitan Bank Holding
Corporation
b
161,699
76,821 MGIC Investment Corporation 1,903,624
2,433 Mid Penn Bancorp, Inc. 63,039
10,951 Midland States Bancorp, Inc. 187,481
18,134 MidWestOne Financial Group, Inc. 536,948
1,912 Morningstar, Inc. 573,351
12,358 Mr. Cooper Group, Inc.
b
1,478,017
9,930 MSCI, Inc. 5,615,415
125,680 Nasdaq, Inc. 9,534,085
141 Nelnet, Inc. 15,641
44,471 NMI Holdings, Inc.
b
1,603,180
2,455 Northeast Community Bancorp,
Inc. 57,545
22,956 Northern Trust Corporation 2,264,609
7,457 Northfield Bancorp, Inc. 81,356
899 Northrim BanCorp, Inc. 65,825
17,498 Northwest Bancshares, Inc. 210,326
42,053 OceanFirst Financial Corporation 715,322
19,393 OFG Bancorp 776,108
11,599 Old National Bancorp 245,783
15,565 Old Republic International
Corporation 610,459
25,290 Old Second Bancorp, Inc. 420,826
31,646 OneMain Holdings, Inc. 1,546,856
5,641 Orrstown Financial Services, Inc. 169,286
3,713 P10, Inc. 43,628
1,703 Palomar Holdings, Inc.
b
233,447
157 Park National Corporation 23,770
2,732 Paymentus Holdings, Inc.
b
71,305
Shares Common Stock  27.8% Value
Financials  3.7% - continued
3,115 PCB Bancorp $ 58,282
6,224 Peoples Bancorp, Inc./OH 184,604
3,094 Pinnacle Financial Partners, Inc. 328,088
1,373 PNC Financial Services Group,
Inc. 241,332
11,873 Popular, Inc. 1,096,709
3,558 Principal Financial Group, Inc. 300,188
12,908 Progressive Corporation 3,653,093
14,747 Prosperity Bancshares, Inc. 1,052,493
19,180 Provident Financial Services, Inc. 329,321
2,543 Prudential Financial, Inc. 284,002
20,258 Radian Group, Inc. 669,932
5,176 Regions Financial Corporation 112,474
920 Reinsurance Group of America,
Inc. 181,148
17,077 Rithm Capital Corporation 195,532
44,144 RLI Corporation 3,546,088
33,097 Robinhood Markets, Inc.
b
1,377,497
8,627 S&P Global, Inc. 4,383,379
20,676 SEI Investments Company 1,605,078
1,376 ServisFirst Bancshares, Inc. 113,658
9,114 Shore Bancshares, Inc. 123,404
3,101 Sierra Bancorp 86,456
1,242 Simmons First National
Corporation 25,498
1,314 Southern Missouri Bancorp, Inc. 68,354
2,984 Southside Bancshares, Inc. 86,417
4,424 SouthState Corporation 410,636
10,896 StepStone Group, Inc. 569,098
4,702 Stifel Financial Corporation 443,211
2,248 StoneX Group, Inc.
b
171,702
10,741 Synovus Financial Corporation 502,034
896 Texas Capital Bancshares, Inc.
b
66,931
409 Towne Bank/Portsmouth, VA 13,984
21,973 TPG RE Finance Trust, Inc. 179,080
42,715 TPG, Inc. 2,025,972
43,900 Tradeweb Markets, Inc. 6,517,394
77,809 Triumph Financial, Inc.
b
4,497,360
17,930 Truist Financial Corporation 737,819
5,831 TrustCo Bank Corporation NY 177,729
21,604 Trustmark Corporation 745,122
4,857 U.S. Bancorp 205,063
2,856 UMB Financial Corporation 288,742
4,030 United Bankshares, Inc. 139,720
11,691 United Community Banks, Inc. 328,868
2,630 Unity Bancorp, Inc. 107,041
6,359 Univest Financial Corporation 180,341
2,381 Unum Group 193,956
42,894 Valley National Bancorp 381,328
8,662 Veritex Holdings, Inc. 216,290
759 Virtu Financial, Inc. 28,933
109,743 Visa, Inc. 38,460,532
767 Walker & Dunlop, Inc. 65,471
7,605 Webster Financial Corporation 392,038
45,678 Wells Fargo & Company 3,279,224
1,377 WesBanco, Inc. 42,632
4,243 Westamerica Bancorporation 214,823
29,103 Western Alliance Bancorp 2,235,983
73,344 Western Union Company 775,980
393 Willis Towers Watson plc 132,814
2,593 Wintrust Financial Corporation 291,609
849 WSFS Financial Corporation 44,038
26,878 Zions Bancorp NA 1,340,137
Total 252,190,856

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  27.8% Value
Health Care  3.3%
43,384 Abbott Laboratories $ 5,754,888
5,013 AbbVie, Inc. 1,050,324
93,358 ADMA Biologics, Inc.
b
1,852,223
55,032 Agilent Technologies, Inc. 6,437,643
3,414 Agios Pharmaceuticals, Inc.
b
100,030
313 Align Technology, Inc.
b
49,723
27,752 Amgen, Inc. 8,646,136
10,788 Amicus Therapeutics, Inc.
b
88,030
11,211 Amneal Pharmaceuticals, Inc.
b
93,948
3,176 Anika Therapeutics, Inc.
b
47,735
4,962 Argenx SE ADR
b
2,936,834
844 Arvinas, Inc.
b
5,925
1,993 Astria Therapeutics, Inc.
b
10,643
13,017 Avantor, Inc.
b
211,006
1,439 Biogen, Inc.
b
196,913
3,233 BioMarin Pharmaceutical, Inc.
b
228,541
11,706 Bio-Techne Corporation 686,323
62,693 Boston Scientific Corporation
b
6,324,470
18,537 Cabaletta Bio, Inc.
b
25,674
11,284 CareDx, Inc.
b
200,291
53,336 Caribou Biosciences, Inc.
b
48,701
8,859 Cencora, Inc. 2,463,599
6,318 Centene Corporation
b
383,566
21,727 Certara, Inc.
b
215,097
1,329 Chemed Corporation 817,760
1,486 Cigna Group 488,894
119,129 Concentra Group Holdings Parent,
Inc. 2,585,099
25,759 Cooper Companies, Inc.
b
2,172,772
18,777 CorVel Corporation
b
2,102,461
7,475 CryoPort, Inc.
b
45,448
75,517 Danaher Corporation 15,480,985
7,288 Definitive Healthcare Corporation
b
21,062
13,197 Denali Therapeutics, Inc.
b
179,413
25,110 Dentsply Sirona, Inc. 375,143
31,155 Dexcom, Inc.
b
2,127,575
2,774 Doximity, Inc.
b
160,975
11,901 Editas Medicine, Inc.
b
13,805
45,709 Elanco Animal Health, Inc.
b
479,944
28,846 Eli Lilly & Company 23,824,200
16,679 Enanta Pharmaceuticals, Inc.
b
92,068
61,681 Encompass Health Corporation 6,247,052
17,580 Exact Sciences Corporation
b
761,038
1,130 Exelixis, Inc.
b
41,720
17,392 Fate Therapeutics, Inc.
b
13,741
10,882 Fortrea Holdings, Inc.
b
82,159
5,696 Gilead Sciences, Inc. 638,237
91,815 Globus Medical, Inc.
b
6,720,858
17,323 GoodRx Holdings, Inc.
b
76,394
39,788 HealthEquity, Inc.
b
3,516,066
263 Humana, Inc. 69,590
15,795 IDEXX Laboratories, Inc.
b
6,633,110
404 Illumina, Inc.
b
32,053
4,480 Incyte Corporation
b
271,264
17,191 Inspire Medical Systems, Inc.
b
2,738,182
5,114 Insulet Corporation
b
1,342,988
8,189 Integra LifeSciences Holdings
Corporation
b
180,076
12,481 Intellia Therapeutics, Inc.
b
88,740
24,364 Intuitive Surgical, Inc.
b
12,066,758
2,085 IQVIA Holding, Inc.
b
367,585
9,549 iTeos Therapeutics, Inc.
b
57,008
17,105 Johnson & Johnson 2,836,693
5,597 Kura Oncology, Inc.
b
36,940
2,204 Labcorp Holdings, Inc. 512,959
Shares Common Stock  27.8% Value
Health Care  3.3% - continued
162 Ligand Pharmaceuticals, Inc.
b
$ 17,033
1,740 Medpace Holdings, Inc.
b
530,161
95,309 Medtronic plc 8,564,467
7,246 Merck & Company, Inc. 650,401
14,500 Merit Medical Systems, Inc.
b
1,532,795
3,128 Mettler-Toledo International, Inc.
b
3,693,886
5,258 Myriad Genetics, Inc.
b
46,638
18,680 Natera, Inc.
b
2,641,539
1,011 Neurocrine Biosciences, Inc.
b
111,817
20,137 Nkarta, Inc.
b
37,052
2,963 Novocure, Ltd.
b
52,801
16,623 Penumbra, Inc.
b
4,445,156
2,458 Prestige Consumer Healthcare,
Inc.
b
211,314
30,159 Progyny, Inc.
b
673,752
7,511 Prothena Corporation plc
b
92,949
1,189 PTC Therapeutics, Inc.
b
60,591
10,478 QIAGEN NV 420,692
1,379 Quest Diagnostics, Inc. 233,327
10,786 Regeneron Pharmaceuticals, Inc. 6,840,805
32,453 Relay Therapeutics, Inc.
b
85,027
36,818 Repligen Corporation
b
4,684,722
124 Revvity, Inc. 13,119
10,430 Rocket Pharmaceuticals, Inc.
b
69,568
88,121 Royalty Pharma plc 2,743,207
71,243 RxSight, Inc.
b
1,798,886
10,629 Sanofi SA ADR 589,484
163,293 scPharmaceuticals, Inc.
b
429,461
5,570 STERIS plc 1,262,441
140,078 Stevanato Group SPA 2,860,393
8,211 Stryker Corporation 3,056,545
2,173 Teleflex, Inc. 300,287
3,792 Tenet Healthcare Corporation
b
510,024
10,405 Thermo Fisher Scientific, Inc. 5,177,528
77,778 Twist Bioscience Corporation
b
3,053,564
223 United Therapeutics Corporation
b
68,744
23,778 UnitedHealth Group, Inc. 12,453,728
793 Veeva Systems, Inc.
b
183,683
44,223 Vericel Corporation
b
1,973,230
11,283 Vertex Pharmaceuticals, Inc.
b
5,470,224
54,182 Viatris, Inc. 471,925
39,271 Viemed Healthcare, Inc.
b
285,893
412 Waters Corporation
b
151,851
5,679 Waystar Holding Corporation
b
212,167
6,080 West Pharmaceutical Services,
Inc. 1,361,190
13,373 Xencor, Inc.
b
142,289
5,979 Xenon Pharmaceuticals, Inc.
b
200,595
13,737 Zentalis Pharmaceuticals, Inc.
b
21,842
5,005 Zimmer Biomet Holdings, Inc. 566,466
57,065 Zoetis, Inc. 9,395,752
Total 224,808,089
Industrials  3.2%
9,174 A.O. Smith Corporation 599,613
13,299 Advanced Drainage Systems, Inc. 1,444,936
30,993 AECOM 2,873,981
18,560 Air Lease Corporation 896,634
1,918 Alaska Air Group, Inc.
b
94,404
2,733 Allegion plc 356,547
4,809 Allison Transmission Holdings, Inc. 460,077
9,224 Amentum Holdings, Inc.
b
167,877
30,602 AMETEK, Inc. 5,267,828
876 Applied Industrial Technologies,
Inc. 197,398

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  27.8% Value
Industrials  3.2% - continued
4,199 Arcosa, Inc. $ 323,827
276 Argan, Inc. 36,203
11,480 Armstrong World Industries, Inc. 1,617,302
11,915 Array Technologies, Inc.
b
58,026
84,808 Atmus Filtration Technologies, Inc. 3,114,998
18,267 Automatic Data Processing, Inc. 5,581,116
169 Axon Enterprise, Inc.
b
88,886
36,500 Badger Infrastructure Solutions,
Ltd. 985,643
24,153 Barrett Business Services, Inc. 993,896
21,031 Brady Corporation 1,485,630
51,278 BWX Technologies, Inc. 5,058,575
15 CACI International, Inc.
b
5,504
16,235 Casella Waste Systems, Inc.
b
1,810,365
30,292 Caterpillar, Inc. 9,990,302
89,542 CECO Environmental Corporation
b
2,041,558
9,503 Clean Harbors, Inc.
b
1,873,041
44,504 CNH Industrial NV 546,509
467 CSW Industrials, Inc. 136,140
202,468 CSX Corporation 5,958,633
861 Cummins, Inc. 269,872
4,450 Curtiss-Wright Corporation 1,411,851
16,870 Dayforce, Inc.
b
984,027
10,203 Delta Air Lines, Inc. 444,851
13,915 DNOW, Inc.
b
237,668
45 Dover Corporation 7,906
4,738 EMCOR Group, Inc. 1,751,307
5,912 Energy Recovery, Inc.
b
93,942
101,384 Enerpac Tool Group Corporation 4,548,086
14,916 EnPro, Inc. 2,413,260
253 ESCO Technologies, Inc. 40,257
112,932 ExlService Holdings, Inc.
b
5,331,520
811 Expeditors International of
Washington, Inc. 97,523
168,686 Fastenal Company 13,081,599
35,207 Federal Signal Corporation 2,589,475
28,477 Ferguson Enterprises, Inc. 4,562,870
38,516 Flowserve Corporation 1,881,121
5,625 Fortive Corporation 411,637
9,767 Frontier Group Holdings, Inc.
b
42,389
188,228 Gates Industrial Corporation plc
b
3,465,277
1,962 General Dynamics Corporation 534,802
975 Gorman-Rupp Company 34,222
31,204 Graco, Inc. 2,605,846
30,164 Great Lakes Dredge & Dock
Corporation
b
262,427
1,757 Griffon Corporation 125,625
64,676 Helios Technologies, Inc. 2,075,453
1,127 Herc Holdings, Inc. 151,322
3,687 Hexcel Corporation 201,900
3,109 Honeywell International, Inc. 658,331
35,963 Howmet Aerospace, Inc. 4,665,480
15,657 Hudson Technologies, Inc.
b
96,604
243 Huron Consulting Group, Inc.
b
34,858
9,757 IDEX Corporation 1,765,724
7,541 IES Holdings, Inc.
b
1,245,095
31,473 Ingersoll Rand, Inc. 2,518,784
8,317 ITT Corporation 1,074,224
3,140 Jacobs Solutions, Inc. 379,595
3,348 JB Hunt Transport Services, Inc. 495,337
6,409 Kirby Corporation
b
647,373
18,669 Knight-Swift Transportation
Holdings, Inc. 811,915
50,773 Korn Ferry 3,443,933
2,279 L3Harris Technologies, Inc. 477,017
Shares Common Stock  27.8% Value
Industrials  3.2% - continued
21,530 Landstar System, Inc. $ 3,233,806
792 Leidos Holdings, Inc. 106,872
15,093 Limbach Holdings, Inc.
b
1,123,976
481 Lincoln Electric Holdings, Inc. 90,986
10,651 Lockheed Martin Corporation 4,757,908
3,913 ManpowerGroup, Inc. 226,484
13,096 Masco Corporation 910,696
225,510 Masterbrand, Inc.
b
2,945,161
5,289 McGrath RentCorp 589,195
7,456 Miller Industries, Inc. 315,911
18,050 Moog, Inc. 3,128,967
48,057 Mueller Water Products, Inc. 1,221,609
34,528 nVent Electric plc 1,809,958
13,163 Old Dominion Freight Line, Inc. 2,177,818
2,763 Otis Worldwide Corporation 285,142
2,612 Owens Corning, Inc. 373,046
2,836 PACCAR, Inc. 276,141
19,981 Parker-Hannifin Corporation 12,145,451
353 Paylocity Holding Corporation
b
66,131
20,950 Pentair plc 1,832,706
487 Quanta Services, Inc. 123,786
9,432 RBC Bearings, Inc.
b
3,034,935
12,228 Regal Rexnord Corporation 1,392,158
1,322 Republic Services, Inc. 320,136
14,628 Robert Half, Inc. 797,957
6,246 Rockwell Automation, Inc. 1,613,841
1,025 Rush Enterprises, Inc. 54,745
3,198 Saia, Inc.
b
1,117,477
30,913 Schneider National, Inc. 706,362
42,470 Shoals Technologies Group, Inc.
b
141,000
301 SkyWest, Inc.
b
26,298
3,070 Southwest Airlines Company 103,091
1,382 SPX Technologies, Inc.
b
177,974
2,011 SS&C Technologies Holdings, Inc. 167,979
11,114 Stanley Black & Decker, Inc. 854,444
11,901 Sterling Construction Company,
Inc.
b
1,347,312
12,476 Timken Company 896,650
18,503 Trane Technologies plc 6,234,031
253 TransDigm Group, Inc. 349,972
22,687 TransUnion 1,882,794
11,180 Trex Company, Inc.
b
649,558
6,143 Trinity Industries, Inc. 172,373
232,367 Uber Technologies, Inc.
b
16,930,260
7,010 UFP Industries, Inc. 750,350
2,640 UL Solutions, Inc. 148,896
2,455 Union Pacific Corporation 579,969
33,886 United Airlines Holdings, Inc.
b
2,339,828
3,754 United Parcel Service, Inc. 412,902
221 United Rentals, Inc. 138,501
18,088 Verisk Analytics, Inc. 5,383,351
9,481 Verra Mobility Corporation
b
213,417
1,314 Wabtec Corporation 238,294
14,180 Waste Connections, Inc. 2,767,794
4,243 Waste Management, Inc. 982,297
3,787 Watsco, Inc. 1,924,932
63,737 WNS Holdings, Ltd.
b
3,919,188
Total 218,550,570
Information Technology  8.0%
2,369 Adobe, Inc.
b
908,583
34,266 Agilysys, Inc.
b
2,485,656
4,211 Ambarella, Inc.
b
211,940
152,467 Amphenol Corporation 10,000,311
460,839 Apple, Inc. 102,366,167

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  27.8% Value
Information Technology  8.0% - continued
66,044 Applied Materials, Inc. $ 9,584,305
42,416 Arista Networks, Inc.
b
3,286,392
679 Astera Labs, Inc.
b
40,516
585 Atlassian Corporation
b
124,143
31,897 Autodesk, Inc.
b
8,350,635
917 BILL Holdings, Inc.
b
42,081
28,122 BlackLine, Inc.
b
1,361,667
186,976 Broadcom, Inc. 31,305,392
46,127 CDW Corporation 7,392,313
11,167 Ciena Corporation
b
674,822
54,214 Cisco Systems, Inc. 3,345,546
8,967 Clearwater Analytics Holdings,
Inc.
b
240,316
2,276 Coherent Corporation
b
147,803
34,875 Cohu, Inc.
b
513,011
2,747 CommVault Systems, Inc.
b
433,367
1,240 Consensus Cloud Solutions, Inc.
b
28,619
14,966 Crane NXT Company 769,252
6,376 Credo Technology Group Holding,
Ltd.
b
256,060
5,649 CrowdStrike Holdings, Inc.
b
1,991,724
17,670 CyberArk Software, Ltd.
b
5,972,460
809 Datadog, Inc.
b
80,261
19,177 Descartes Systems Group, Inc.
b
1,933,617
2,743 DocuSign, Inc.
b
223,280
10,291 Dolby Laboratories, Inc. 826,470
39,220 Dynatrace Holdings, LLC
b
1,849,223
3,004 Elastic NV
b
267,656
1,350 Enphase Energy, Inc.
b
83,767
3,914 Expensify, Inc.
b
11,899
3,094 F5, Inc.
b
823,839
11,538 Fabrinet
b
2,278,870
1,133 Fair Isaac Corporation
b
2,089,433
1,194 FARO Technologies, Inc.
b
32,596
19,835 Flex, Ltd.
b
656,142
102,562 Fortinet, Inc.
b
9,872,618
37,152 Freshworks, Inc.
b
524,215
4,451 Gartner, Inc.
b
1,868,263
4,930 Gen Digital, Inc. 130,842
82,760 Gitlab, Inc.
b
3,889,720
8,796 Globant SA
b
1,035,465
1,958 GoDaddy, Inc.
b
352,714
29,150 Guidewire Software, Inc.
b
5,461,544
4,335 HubSpot, Inc.
b
2,476,542
19,271 Impinj, Inc.
b
1,747,880
47,861 International Business Machines
Corporation 11,901,116
1,980 IPG Photonics Corporation
b
125,017
3,429 Itron, Inc.
b
359,222
136,750 JFrog, Ltd.
b
4,376,000
5,379 Keysight Technologies, Inc.
b
805,613
61,290 Lattice Semiconductor
Corporation
b
3,214,660
17,590 Littelfuse, Inc. 3,460,657
400 MACOM Technology Solutions
Holdings, Inc.
b
40,152
19,436 Marvell Technology, Inc. 1,196,674
244,351 Microsoft Corporation 91,726,922
426 MicroStrategy, Inc.
b
122,803
1,429 Mirion Technologies, Inc.
b
20,720
8,650 MongoDB, Inc.
b
1,517,210
76 Monolithic Power Systems, Inc. 44,078
11,049 Motorola Solutions, Inc. 4,837,363
5,578 Napco Security Technologies, Inc. 128,406
12,928 NetApp, Inc. 1,135,596
Shares Common Stock  27.8% Value
Information Technology  8.0% - continued
896,527 NVIDIA Corporation $ 97,165,596
2,058 Okta, Inc.
b
216,543
6,538 Olo, Inc.
b
39,490
1,733 ON Semiconductor Corporation
b
70,516
32,171 Onto Innovation, Inc.
b
3,903,629
68,979 Palantir Technologies, Inc.
b
5,821,828
51,425 PDF Solutions, Inc.
b
982,732
38,031 Pegasystems, Inc. 2,643,915
3,701 Plexus Corporation
b
474,209
983 Procore Technologies, Inc.
b
64,898
14,428 PTC, Inc.
b
2,235,619
5,908 Q2 Holdings, Inc.
b
472,699
1,739 Qorvo, Inc.
b
125,921
75,350 QUALCOMM, Inc. 11,574,513
69,424 Salesforce, Inc. 18,630,625
15,557 Samsung Electronics Company,
Ltd. 616,765
30,046 SAP AG ADR 8,065,548
24,253 ServiceNow, Inc.
b
19,308,783
10,615 Silicon Laboratories, Inc.
b
1,194,931
2,840 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 471,440
6,221 TD SYNNEX Corporation 646,735
3,889 TE Connectivity plc 549,593
1,798 Teledyne Technologies, Inc.
b
894,883
4,843 Tenable Holdings, Inc.
b
169,408
79,053 Trimble, Inc.
b
5,189,829
103,338 TTM Technologies, Inc.
b
2,119,462
4,325 Tyler Technologies, Inc.
b
2,514,512
23,722 Varonis Systems, Inc.
b
959,555
11,892 VeriSign, Inc.
b
3,019,022
1,424 Vontier Corporation 46,778
24,800 Workiva, Inc.
b
1,882,568
2,508 Xerox Holdings Corporation 12,114
413 Zebra Technologies Corporation
b
116,697
Total 547,563,502
Materials  0.7%
793 Albemarle Corporation 57,112
1,982 Alcoa Corporation 60,451
5,367 Allegheny Technologies, Inc.
b
279,245
19,861 Amcor plc 192,652
2,900 AptarGroup, Inc. 430,302
10,827 Aspen Aerogels, Inc.
b
69,185
13,151 Avient Corporation 488,691
50,686 Axalta Coating Systems, Ltd.
b
1,681,255
2,306 Balchem Corporation 382,796
6,660 CF Industries Holdings, Inc. 520,479
23,267 Chemours Company 314,802
168,846 Constellium SE
b
1,703,656
13,390 Corteva, Inc. 842,633
76,412 DuPont de Nemours, Inc. 5,706,448
744 Eagle Materials, Inc. 165,116
17,283 Eastman Chemical Company 1,522,805
35,549 Ecolab, Inc. 9,012,382
48,248 Element Solutions, Inc. 1,090,887
12,847 FMC Corporation 542,015
13,738 Greif, Inc. 755,453
49,371 Hecla Mining Company 274,503
3,637 Huntsman Corporation 57,428
20,973 Ingevity Corporation
b
830,321
3,518 Innospec, Inc. 333,330
6,480 International Flavors & Fragrances,
Inc. 502,913

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  27.8% Value
Materials  0.7% - continued
54,918 Ivanhoe Mines, Ltd.
b
$ 466,348
5,116 Kaiser Aluminum Corporation 310,132
3,918 Koppers Holdings, Inc. 109,704
12,866 Linde plc 5,990,924
554 LyondellBasell Industries NV 39,002
9,468 Magnera Corporation
b
171,939
3,683 Martin Marietta Materials, Inc. 1,760,953
5,381 Minerals Technologies, Inc. 342,070
21,754 Mosaic Company 587,576
4,340 Nucor Corporation 522,276
7,350 O-I Glass, Inc.
b
84,304
76,444 Olin Corporation 1,853,003
4,123 Orion SA 53,310
8,792 Packaging Corporation of America 1,740,992
1,838 PPG Industries, Inc. 200,985
2,155 Ranpak Holdings Corporation
b
11,680
8,535 Royal Gold, Inc. 1,395,558
12,934 RPM International, Inc. 1,496,205
7,860 Sealed Air Corporation 227,154
13,809 Sensient Technologies Corporation 1,027,804
10,234 Sonoco Products Company 483,454
3,075 Steel Dynamics, Inc. 384,621
2,192 Stepan Company 120,648
22,639 Trinseo plc 83,311
86,694 Tronox Holdings plc 610,326
1,334 United States Lime & Minerals, Inc. 117,899
12,770 United States Steel Corporation 539,660
2,987 Vulcan Materials Company 696,867
12,133 West Fraser Timber Company, Ltd. 933,513
Total 50,179,078
Real Estate  0.8%
12,194 Agree Realty Corporation 941,255
12,113 Alexandria Real Estate Equities,
Inc. 1,120,574
3,763 Alpine Income Property Trust, Inc. 62,917
5,716 American Assets Trust, Inc. 115,120
1,011 AvalonBay Communities, Inc. 216,981
21,848 Brixmor Property Group, Inc. 580,064
60,840 Broadstone Net Lease, Inc. 1,036,714
23,165 CBRE Group, Inc.
b
3,029,519
19,950 Chatham Lodging Trust 142,244
15,564 Colliers International Group, Inc. 1,887,913
28,940 Compass, Inc.
b
252,646
27,696 CoStar Group, Inc.
b
2,194,354
6,820 Cousins Properties, Inc. 201,190
5,049 Crown Castle, Inc. 526,257
12,519 Curbline Properties Corporation 302,835
69,015 Cushman and Wakefield plc
b
705,333
35,799 Douglas Elliman, Inc.
b
61,574
13,622 EPR Properties 716,653
5,571 Equinix, Inc. 4,542,315
201,193 Essential Properties Realty Trust,
Inc. 6,566,940
1,328 Essex Property Trust, Inc. 407,125
473 Extra Space Storage, Inc. 70,236
2,553 First Industrial Realty Trust, Inc. 137,760
27,904 Global Net Lease, Inc. 224,348
22,748 Healthcare Realty Trust, Inc. 384,441
3,887 Host Hotels & Resorts, Inc. 55,234
1,234 Howard Hughes Holdings, Inc.
b
91,415
12,124 Independence Realty Trust, Inc. 257,393
48,520 Industrial Logistics Properties Trust 166,909
18,664 Innovative Industrial Properties,
Inc. 1,009,536
Shares Common Stock  27.8% Value
Real Estate  0.8% - continued
34,603 InvenTrust Properties Corporation $ 1,016,290
82,788 National Storage Affiliates Trust 3,261,847
40,038 NetSTREIT Corporation 634,602
119,944 Outfront Media, Inc. 1,935,896
126,745 Park Hotels & Resorts, Inc. 1,353,637
3,779 Peakstone Realty Trust 47,615
48,483 Pebblebrook Hotel Trust 491,133
2,841 RE/MAX Holdings, Inc.
b
23,779
197,921 RLJ Lodging Trust 1,561,597
3,470 RMR Group, Inc. 57,776
2,241 Ryman Hospitality Properties 204,917
355,555 Sabra Health Care REIT, Inc. 6,211,546
5,122 Safehold, Inc. 95,884
768 SBA Communications Corporation 168,968
11,020 Sila Realty Trust, Inc. 294,344
51,529 STAG Industrial, Inc. 1,861,227
94,903 Tanger, Inc. 3,206,772
35,245 Terreno Realty Corporation 2,228,189
314,886 Uniti Group, Inc. 1,587,025
565 Universal Health Realty Income
Trust 23,142
13,222 Zillow Group, Inc., Class A
b
884,023
17,761 Zillow Group, Inc., Class C
b
1,217,694
Total 56,375,698
Utilities  0.5%
190,853 AES Corporation 2,370,394
2,265 Alliant Energy Corporation 145,753
4,711 American States Water Company 370,661
12,055 American Water Works Company,
Inc. 1,778,354
1,608 Artesian Resources Corporation 52,501
10,893 Black Hills Corporation 660,660
560 Brookfield Renewable Corporation 15,635
7,914 California Water Service Group 383,512
4,201 CenterPoint Energy, Inc. 152,202
23,695 Clearway Energy, Inc., Class A 674,360
40,238 Clearway Energy, Inc., Class C 1,218,004
1,920 Constellation Energy Corporation 387,130
6,971 Duke Energy Corporation 850,253
25,829 Edison International 1,521,845
11,224 Entergy Corporation 959,540
11,099 Essential Utilities, Inc. 438,743
6,977 Eversource Energy 433,341
41,724 Hawaiian Electric Industries, Inc.
b
456,878
2,928 Middlesex Water Company 187,685
3,643 NiSource, Inc. 146,048
6,733 Northwestern Energy Group, Inc. 389,639
124,070 PG&E Corporation 2,131,523
13,938 Portland General Electric
Company 621,635
6,553 Public Service Enterprise Group,
Inc. 539,312
9,062 Spire, Inc. 709,102
332,834 UGI Corporation 11,006,820
16,412 Vistra Energy Corporation 1,927,425
114,022 XPLR Infrastructure, LP
a
1,083,209
Total 31,612,164
Total Common Stock
(cost $1,394,736,522) 1,904,813,133

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 9.3% Value
Asset-Backed Securities  0.2%
Access Group, Inc.
$ 30,964
4.954%,  (SOFR30A +
0.614%), 2/25/2036, Ser.
2013-1, Class A
c,d
$ 30,855
ALLO Issuer, LLC
950,000
5.528%,  4/20/2055, Ser.
2025-1A, Class A2
c
954,973
Balboa Bay Loan Funding, Ltd.
1,000,000
6.267%,  (TSFR3M +
1.950%), 7/20/2034, Ser.
2021-1A, Class CR
c,d
992,135
625,000
6.566%,  (TSFR3M +
2.250%), 1/20/2035, Ser.
2021-2A, Class CR
c,d
625,000
CarVal CLO I, Ltd.
650,000
6.158%,  (TSFR3M +
1.850%), 7/16/2031, Ser.
2018-1A, Class BR
c,d
650,317
CMFT Net Lease Master Issuer,
LLC
622,508
2.090%,  7/20/2051, Ser.
2021-1, Class A1
c
563,792
Commonbond Student Loan Trust
42,117
4.935%,  (TSFR1M +
0.614%), 2/25/2044, Ser.
2018-AGS, Class A2
c,d
41,573
Foundation Finance Trust
260,607
1.270%,  5/15/2041, Ser.
2021-1A, Class A
c
243,921
Goodgreen
536,366
3.860%,  10/15/2054, Ser.
2019-1A, Class A
c
491,677
Hertz Vehicle Financing III, LLC
475,000
5.450%,  9/25/2029, Ser.
2025-1A, Class B
c
477,582
Hotwire Funding, LLC
750,000
5.893%,  6/20/2054, Ser.
2024-1A, Class A2
c
763,343
HTAP
573,329
7.000%,  4/25/2037, Ser.
2024-1, Class A
c
570,131
HTAP Issuer Trust
566,057
6.500%,  4/25/2042, Ser.
2024-2, Class A
c
558,999
Laurel Road Prime Student Loan
Trust
180,115
5.950%,  11/25/2043, Ser.
2018-D, Class A
c,d
170,441
MFA Trust
531,844
6.330%,  9/25/2054, Ser.
2024-NPL1, Class A1
e
532,578
National Collegiate Trust
176,637
5.255%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
c,d
172,861
Palmer Square Loan Funding, Ltd.
475,000
5.921%,  (TSFR3M +
1.600%), 2/15/2033, Ser.
2025-1A, Class B
c,d
474,662
Pretium Mortgage Credit Partners,
LLC
1,113,800
5.835%,  3/25/2055, Ser.
2025-NPL2, Class A1
c,e
1,114,295
Principal
Amount Long-Term Fixed Income  9.3% Value
Asset-Backed Securities  0.2% - continued
Renaissance Home Equity Loan
Trust
$ 1,083,770
5.580%,  11/25/2036, Ser.
2006-3, Class AF2
e
$ 353,930
Saxon Asset Securities Trust
430,017
3.654%,  8/25/2035, Ser.
2004-2, Class MF2
d
379,121
Sunnova Hestia II Issuer, LLC
567,122
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
c,f
569,590
Unlock HEA Trust
535,772
7.000%,  4/25/2039, Ser.
2024-1, Class A
c
532,176
680,661
6.500%,  10/25/2039, Ser.
2024-2, Class A
c
666,763
Vericrest Opportunity Loan
Transferee
88,775
5.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
c
88,744
90,679
6.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
c
90,706
474,731
8.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
c
474,111
381,844
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
c,e
374,515
Wind River CLO, Ltd.
625,000
6.555%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
c,d
625,203
Total 13,583,994
Basic Materials  0.1%
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
97,000 8.625%,  6/15/2029
c
101,645
ATI, Inc.
120,000 7.250%,  8/15/2030 123,689
Avient Corporation
99,000 6.250%,  11/1/2031
c
98,068
Axalta Coating Systems Dutch
Holding B BV
81,000 7.250%,  2/15/2031
c
83,538
Cascades, Inc./Cascades USA,
Inc.
165,000 5.125%,  1/15/2026
c
163,496
Celanese US Holdings, LLC
85,000 6.600%,  11/15/2028 87,675
47,000 6.500%,  4/15/2030 46,661
57,000 6.629%,  7/15/2032 58,537
16,000 6.750%,  4/15/2033 15,532
Cerdia Finanz GmbH
114,000 9.375%,  10/3/2031
c
116,634
Chemours Company
158,000 5.750%,  11/15/2028
c
145,730
Chevron Phillips Chemical
Company, LLC
313,000 4.750%,  5/15/2030
c
312,505
Cleveland-Cliffs, Inc.
63,000 5.875%,  6/1/2027 62,559
90,000 4.625%,  3/1/2029
c
83,634
77,000 6.875%,  11/1/2029
c
75,349
123,000 4.875%,  3/1/2031
c
107,019
45,000 7.375%,  5/1/2033
c
43,179

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  9.3% Value
Basic Materials  0.1% - continued
$ 57,000 6.250%,  10/1/2040 $ 46,483
Consolidated Energy Finance SA
188,000 5.625%,  10/15/2028
c
161,680
Eastman Chemical Company
259,000 5.000%,  8/1/2029 260,350
First Quantum Minerals, Ltd.
34,000 6.875%,  10/15/2027
c
33,973
FMC Corporation
227,000 5.150%,  5/18/2026 227,580
FMG Resources August 2006, Pty.
Ltd.
35,000 4.500%,  9/15/2027
c
33,943
57,000 5.875%,  4/15/2030
c
56,289
59,000 6.125%,  4/15/2032
c
58,189
Glencore Funding, LLC
323,000 4.000%,  3/27/2027
c
318,591
335,000 4.907%,  4/1/2028
c
336,368
Hecla Mining Company
90,000 7.250%,  2/15/2028 90,849
Hudbay Minerals, Inc.
96,000 4.500%,  4/1/2026
c
94,560
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
67,000 9.000%,  7/1/2028
c
66,596
INEOS Finance plc
171,000 7.500%,  4/15/2029
c
170,169
International Flavors & Fragrances,
Inc.
269,000 1.230%,  10/1/2025
c
264,059
Magnera Corporation
147,000 7.250%,  11/15/2031
c
142,974
Mercer International, Inc.
68,000 5.125%,  2/1/2029 58,275
Methanex Corporation
85,000 5.125%,  10/15/2027 83,338
57,000 5.250%,  12/15/2029 54,744
Methanex US Operations, Inc.
61,000 6.250%,  3/15/2032
c
59,416
Mineral Resources, Ltd.
93,000 9.250%,  10/1/2028
c
92,990
40,000 8.500%,  5/1/2030
c
38,688
Newmont Corporation/Newcrest
Finance, Pty. Ltd.
79,000 5.350%,  3/15/2034 79,728
Novelis Corporation
25,000 3.250%,  11/15/2026
c
24,168
60,000 4.750%,  1/30/2030
c
55,944
85,000 3.875%,  8/15/2031
c
73,900
Olin Corporation
66,000 6.625%,  4/1/2033
c
64,126
SCIL IV, LLC/SCIL USA Holdings,
LLC
118,000 5.375%,  11/1/2026
c
116,065
Sherwin-Williams Company
166,000 4.800%,  9/1/2031 165,583
Smurfit Kappa Treasury, ULC
223,000 5.777%,  4/3/2054
c
219,916
SNF Group SACA
166,000 3.375%,  3/15/2030
c
146,589
Steel Dynamics, Inc.
117,000 5.250%,  5/15/2035 115,884
SunCoke Energy, Inc.
180,000 4.875%,  6/30/2029
c
165,193
Principal
Amount Long-Term Fixed Income  9.3% Value
Basic Materials  0.1% - continued
Taseko Mines, Ltd.
$ 117,000 8.250%,  5/1/2030
c
$ 119,453
Tronox, Inc.
58,000 4.625%,  3/15/2029
c
49,603
WR Grace Holdings, LLC
44,000 4.875%,  6/15/2027
c
42,496
Total 5,914,202
Capital Goods  0.2%
Advanced Drainage Systems, Inc.
117,000 6.375%,  6/15/2030
c
117,509
AECOM
55,000 5.125%,  3/15/2027 54,570
Amsted Industries, Inc.
133,000 6.375%,  3/15/2033
c
132,294
Axon Enterprise, Inc.
58,000 6.125%,  3/15/2030
c
58,535
58,000 6.250%,  3/15/2033
c
58,597
BAE Systems plc
200,000 5.500%,  3/26/2054
a,c
197,567
200,000 5.250%,  3/26/2031
c
203,945
Ball Corporation
71,000 3.125%,  9/15/2031 61,541
Boeing Company
234,000 5.040%,  5/1/2027 235,064
134,000 6.259%,  5/1/2027 137,867
155,000 6.388%,  5/1/2031 165,171
308,000 5.705%,  5/1/2040 299,409
Bombardier, Inc.
145,000 6.000%,  2/15/2028
c
143,092
59,000 7.250%,  7/1/2031
c
59,201
163,000 7.000%,  6/1/2032
a,c
162,295
Brundage-Bone Concrete
Pumping Holdings, Inc.
73,000 7.500%,  2/1/2032
c
69,522
Builders FirstSource, Inc.
140,000 5.000%,  3/1/2030
c
133,807
Camelot Return Merger Sub, Inc.
86,000 8.750%,  8/1/2028
c
70,842
Canpack SA/Canpack US, LLC
185,000 3.875%,  11/15/2029
c
167,647
Carrier Global Corporation
244,000 2.700%,  2/15/2031 217,462
Chart Industries, Inc.
179,000 7.500%,  1/1/2030
c
185,649
Clean Harbors, Inc.
115,000 6.375%,  2/1/2031
c
116,230
Clydesdale Acquisition Holdings,
Inc.
24,000 6.625%,  4/15/2029
c
24,133
110,000 6.875%,  1/15/2030
c
110,834
64,000 6.750%,  4/15/2032
c
64,443
Cornerstone Building Brands, Inc.
30,000 9.500%,  8/15/2029
c
24,957
Crown Cork & Seal Company, Inc.
82,000 7.375%,  12/15/2026 84,324
Emerson Electric Company
156,000 5.000%,  3/15/2035 157,042
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
180,000 6.625%,  12/15/2030
c
180,080
ESAB Corporation
47,000 6.250%,  4/15/2029
c
47,686

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  9.3% Value
Capital Goods  0.2% - continued
GFL Environmental, Inc.
$ 140,000 4.000%,  8/1/2028
c
$ 133,054
248,000 3.500%,  9/1/2028
c
234,328
H&E Equipment Services, Inc.
95,000 3.875%,  12/15/2028
c
94,693
Herc Holdings, Inc.
37,000 5.500%,  7/15/2027
c
36,845
94,000 6.625%,  6/15/2029
c
94,302
Ingersoll Rand, Inc.
232,000 5.176%,  6/15/2029 235,933
55,000 5.700%,  8/14/2033 56,765
Lockheed Martin Corporation
193,000 5.200%,  2/15/2064 178,986
120,000 6.150%,  9/1/2036 131,209
Martin Marietta Materials, Inc.
114,000 5.150%,  12/1/2034 113,290
Mueller Water Products, Inc.
101,000 4.000%,  6/15/2029
c
93,833
Nesco Holdings II, Inc.
190,000 5.500%,  4/15/2029
c
175,356
New Enterprise Stone and Lime
Company, Inc.
193,000 5.250%,  7/15/2028
c
186,542
Nordson Corporation
218,000 5.600%,  9/15/2028 224,667
Northrop Grumman Corporation
470,000 3.850%,  4/15/2045 371,248
OI European Group BV
123,000 4.750%,  2/15/2030
c
112,579
Owens-Brockway Glass Container,
Inc.
96,000 6.625%,  5/13/2027
c
95,474
47,000 7.375%,  6/1/2032
c
44,857
Quikrete Holdings, Inc.
231,000 6.375%,  3/1/2032
c
232,467
58,000 6.750%,  3/1/2033
c
57,736
Regal Rexnord Corporation
281,000 6.050%,  2/15/2026 283,127
Resideo Funding, Inc.
119,000 6.500%,  7/15/2032
c
118,716
Reworld Holding Corporation
85,000 4.875%,  12/1/2029
c
79,060
Roller Bearing Company of
America, Inc.
136,000 4.375%,  10/15/2029
c
127,674
RTX Corporation
68,000 6.400%,  3/15/2054 74,434
179,000 4.125%,  11/16/2028 176,476
375,000 4.450%,  11/16/2038 342,085
270,000 4.500%,  6/1/2042 237,492
Sealed Air Corporation/Sealed Air
Corporation (US)
91,000 6.125%,  2/1/2028
c
91,131
Smyrna Ready Mix Concrete, LLC
165,000 8.875%,  11/15/2031
c
170,946
Sonoco Products Company
214,000 4.600%,  9/1/2029 210,896
Spirit AeroSystems, Inc.
79,000 4.600%,  6/15/2028 75,779
36,000 9.750%,  11/15/2030
c
39,738
SRM Escrow Issuer, LLC
46,000 6.000%,  11/1/2028
c
44,632
Principal
Amount Long-Term Fixed Income  9.3% Value
Capital Goods  0.2% - continued
Standard Building Solutions, Inc.
$ 65,000 6.500%,  8/15/2032
c
$ 64,981
Standard Industries, Inc./NY
57,000 4.750%,  1/15/2028
c
55,169
57,000 3.375%,  1/15/2031
c
49,560
Textron, Inc.
320,000 3.375%,  3/1/2028 308,634
TopBuild Corporation
40,000 4.125%,  2/15/2032
c
35,583
Trane Technologies Financing, Ltd.
141,000 5.100%,  6/13/2034 141,565
TransDigm, Inc.
138,000 6.750%,  8/15/2028
c
140,015
200,000 7.125%,  12/1/2031
c
205,768
163,000 6.625%,  3/1/2032
c
165,077
149,000 6.000%,  1/15/2033
c
146,636
Trivium Packaging Finance
87,000 5.500%,  8/15/2026
c
85,653
United Rentals North America, Inc.
175,000 4.875%,  1/15/2028 172,012
185,000 4.000%,  7/15/2030 170,690
Veralto Corporation
215,000 5.350%,  9/18/2028 220,170
Waste Pro USA, Inc.
132,000 7.000%,  2/1/2033
c
132,445
WESCO Distribution, Inc.
58,000 6.375%,  3/15/2029
c
58,673
41,000 6.625%,  3/15/2032
c
41,591
95,000 6.375%,  3/15/2033
c
95,480
Total 11,007,367
Collateralized Mortgage Obligations  0.4%
A&D Mortgage Trust
504,842
6.701%,  4/25/2069, Ser.
2024-NQM2, Class A2
c,e
510,490
Banc of America Alternative Loan
Trust
10,694
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 9,536
BINOM Securitization Trust
390,438
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
c,d
352,442
CHNGE Mortgage Trust
464,432
7.100%,  7/25/2058, Ser.
2023-3, Class A1
c,e
469,677
665,818
6.000%,  10/25/2057, Ser.
2022-4, Class A1
c,e
665,787
Citicorp Mortgage Securities, Inc.
464,690
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 420,560
Citigroup Mortgage Loan Trust,
Inc.
1,752
6.952%,  3/25/2037, Ser.
2007-AR4, Class 2A1A
d
1,781
COLT Mortgage Loan Trust
749,208
1.726%,  11/25/2066, Ser.
2021-5, Class A1
c,d
664,952
Countrywide Alternative Loan Trust
268,801
4.149%,  10/25/2035, Ser.
2005-43, Class 4A1
d
221,811
565,378
7.000%,  10/25/2037, Ser.
2007-24, Class A10 193,891

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  9.3% Value
Collateralized Mortgage Obligations  0.4% -
continued
CSMC Trust
$ 324,031
6.392%,  8/25/2067, Ser.
2022-ATH3, Class A3
c,d
$ 323,711
388,915
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
c,d
331,808
Federal Home Loan Mortgage
Corporation - REMIC
890,671
4.000%,  1/25/2051, Ser.
5249, Class LA 872,679
700,000
5.000%,  1/25/2055, Ser.
5490, Class LB 676,184
1,400,000
5.000%,  9/25/2054, Ser.
5473, Class HL 1,386,754
218,342
3.000%,  2/15/2033, Ser.
4170, Class IG
g
14,880
489,036
3.000%,  3/15/2033, Ser.
4180, Class PI
g
41,356
946,576
4.500%,  10/15/2033, Ser.
2695, Class BH 945,997
1,000,000
2.500%,  12/15/2048, Ser.
5094, Class BC 806,604
Federal National Mortgage
Association - REMIC
1,000,000
5.000%,  1/25/2055, Ser.
2024-103, Class YD 942,037
1,067,705
4.500%,  6/25/2052, Ser.
2022-43, Class MA 1,059,353
989,066
Zero Coupon,  11/25/2053,
Ser. 2023-54, Class EO 794,842
317,021
3.000%,  12/25/2027, Ser.
2012-137, Class AI
g
7,317
Flagstar Mortgage Trust
471,511
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
c,d
424,343
GCAT Trust
624,527
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
c,d
562,462
1,067,223
6.000%,  9/25/2054, Ser.
2024-INV3, Class A1
c,d
1,076,144
GS Mortgage-Backed Securities
Trust
889,754
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
c,d
757,090
J.P. Morgan Mortgage Trust
970,325
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
c,d
796,424
652,608
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
c,d
560,891
LHOME Mortgage Trust
550,000
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
c,e
557,027
400,000
6.900%,  5/25/2029, Ser.
2024-RTL3, Class A1
c,e
404,744
Mello Mortgage Capital
Acceptance
967,138
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
c,d
791,366
Merrill Lynch Alternative Note
Asset Trust
145,362
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 49,923
Principal
Amount Long-Term Fixed Income  9.3% Value
Collateralized Mortgage Obligations  0.4% -
continued
Morgan Stanley Residential
Mortgage Loan Trust
$ 975,000
7.416%,  9/25/2068, Ser.
2023-NQM1, Class M1
c,d
$ 989,693
New Residential Mortgage Loan
Trust
1,875,796
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
c,d
1,539,618
OBX Trust
525,000
3.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
c,d
480,540
Palisades Mortgage Loan Trust
556,525
3.487%,  6/25/2026, Ser.
2021-RTL1, Class A1
c
553,470
PMT Loan Trust
1,050,000
6.000%,  2/25/2056, Ser.
2025-INV2, Class A10
c,d
1,066,213
Pretium Mortgage Credit Partners,
LLc
575,000
4.000%,  8/25/2064, Ser.
2025-RPL2, Class A1
c,e
549,578
PRPM, LLC
500,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
c,e
463,298
Residential Accredit Loans, Inc.
Trust
190,566
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 167,497
Residential Funding Mortgage
Security I Trust
52,200
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 41,776
Roc Mortgage Trust
204,885
3.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
c,d
204,518
Saluda Grade Alternative
Mortgage Trust
800,000
7.762%,  4/25/2030, Ser.
2024-RTL5, Class A1
c,e
806,083
700,000
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
c,e
704,507
Sequoia Mortgage Trust
135,096
3.576%,  9/20/2046, Ser.
2007-1, Class 4A1
d
90,407
Toorak Mortgage Trust
500,000
5.524%,  2/25/2040, Ser.
2025-RRTL1, Class A1
c,e
500,773
TRK Trust
612,057
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
c,d
536,855
TVC Mortgage Trust
600,000
5.545%,  7/25/2039, Ser.
2024-RRTL1, Class A1
c,e
601,119
Vericrest Opportunity Loan
Transferee
126,078
6.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
c
126,094
Verus Securitization Trust
351,530
2.286%,  11/25/2066, Ser.
2021-8, Class A2
c,d
311,656

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  9.3% Value
Collateralized Mortgage Obligations  0.4% -
continued
Vontive Mortgage Trust
$ 1,000,000
6.507%,  3/25/2030, Ser.
2025-RTL1, Class A1
c,e
$ 1,002,802
Total 28,431,360
Commercial Mortgage-Backed Securities  0.2%
AMSR Trust
500,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
c
459,021
675,000
2.517%,  12/17/2038, Ser.
2021-SFR4, Class C
c
648,721
BANK 2022-BNK39
16,358,662
0.418%,  2/15/2055, Ser.
2022-BNK39, Class XA
d,g
392,747
BANK 2025-BNK49
4,500,000
0.835%,  3/15/2058, Ser.
2025-BNK49, Class XA
d,g
221,741
800,000
6.025%,  3/15/2058, Ser.
2025-BNK49, Class AS
d
829,787
BBCMS Mortgage Trust
6,961,097
1.150%,  9/15/2055, Ser.
2022-C17, Class XA
d,g
484,607
825,000
6.198%,  12/15/2056, Ser.
2023-5C23, Class A2 857,543
6,758,913
1.807%,  10/15/2053, Ser.
2020-C8, Class XA
d,g
478,585
Benchmark Mortgage Trust
600,000
6.090%,  4/15/2058, Ser.
2025-V14, Class AM 619,753
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
1,350,000
4.489%,  9/25/2034, Ser.
K-165, Class A2
f
1,337,009
FRTKL Trust
1,150,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
c
1,094,954
Home Partners of America Trust
1,200,105
2.302%,  12/17/2026, Ser.
2021-2, Class B
c
1,146,887
959,059
2.078%,  9/17/2041, Ser.
2021-1, Class C
c
836,236
HTAP Issuer Trust
1,100,000
6.500%,  11/25/2042, Ser.
2025-1, Class A
c
1,082,080
Morgan Stanley Capital I Trust
6,329,536
1.782%,  7/15/2053, Ser.
2020-HR8, Class XA
d,g
469,794
Tricon Residential Trust
550,000
5.400%,  (TSFR1M +
1.100%), 3/17/2042, Ser.
2025-SFR1, Class A
c,d
549,999
Total 11,509,464
Communications Services  0.3%
AMC Networks, Inc.
140,000 10.250%,  1/15/2029
c
145,075
American Tower Corporation
100,000 3.375%,  10/15/2026 98,199
215,000 5.800%,  11/15/2028 222,919
291,000 2.900%,  1/15/2030 267,679
156,000 5.000%,  1/31/2030 157,276
Principal
Amount Long-Term Fixed Income  9.3% Value
Communications Services  0.3% - continued
$ 314,000 4.900%,  3/15/2030 $ 315,662
136,000 5.650%,  3/15/2033 140,190
AppLovin Corporation
219,000 5.500%,  12/1/2034 218,951
AT&T, Inc.
220,000 5.700%,  3/1/2057 212,583
337,000 3.650%,  6/1/2051 238,675
451,000 3.500%,  9/15/2053 307,532
227,000 5.400%,  2/15/2034 230,648
459,000 4.900%,  8/15/2037 437,905
CCO Holdings, LLC/CCO Holdings
Capital Corporation
133,000 5.500%,  5/1/2026
c
132,768
220,000 5.125%,  5/1/2027
c
216,686
26,000 5.000%,  2/1/2028
c
25,232
128,000 5.375%,  6/1/2029
c
123,853
103,000 4.250%,  2/1/2031
c
91,271
489,000 4.750%,  2/1/2032
c
434,181
59,000 4.500%,  6/1/2033
c
50,318
206,000 4.250%,  1/15/2034
a,c
169,435
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
765,000 4.200%,  3/15/2028 750,219
244,000 6.100%,  6/1/2029 251,942
650,000 3.500%,  6/1/2041 450,273
Clear Channel Outdoor Holdings,
Inc.
115,000 5.125%,  8/15/2027
c
111,145
148,000 7.875%,  4/1/2030
c
145,106
Comcast Corporation
337,000 5.350%,  5/15/2053 314,360
285,000 4.400%,  8/15/2035 267,647
380,000 4.750%,  3/1/2044 338,546
Crown Castle, Inc.
227,000 4.900%,  9/1/2029 225,959
Deluxe Corporation
136,000 8.125%,  9/15/2029
c
136,794
Deutsche Telekom International
Finance BV
560,000 8.750%,  6/15/2030 657,184
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
391,000 5.875%,  8/15/2027
c
378,897
32,000 8.875%,  2/1/2030
c
30,535
105,000 10.000%,  2/15/2031
c
100,821
FiberCop SPA
197,000 6.000%,  9/30/2034
c
179,422
Frontier Communications
Holdings, LLC
214,000 5.875%,  10/15/2027
c
213,759
GCI, LLC
109,000 4.750%,  10/15/2028
c
100,484
Gray Media, Inc.
60,000 10.500%,  7/15/2029
c
62,511
Iliad Holding SASU
152,000 8.500%,  4/15/2031
c
159,412
95,000 7.000%,  4/15/2032
c
95,126
LCPR Senior Secured Financing
DAC
117,000 6.750%,  10/15/2027
c
97,816
Level 3 Financing, Inc.
30,000 3.625%,  1/15/2029
c
22,275

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  9.3% Value
Communications Services  0.3% - continued
$ 56,484 10.500%,  4/15/2029
c
$ 62,132
56,484 11.000%,  11/15/2029
c
62,954
85,000 10.500%,  5/15/2030
c
91,077
29,000 10.750%,  12/15/2030
c
32,045
70,000 4.000%,  4/15/2031
c
52,500
Lumen Technologies, Inc.
31,867 4.125%,  4/15/2030
c
29,751
McGraw-Hill Education, Inc.
171,000 5.750%,  8/1/2028
c
166,969
Meta Platforms, Inc.
168,000 5.600%,  5/15/2053 169,366
320,000 5.400%,  8/15/2054 313,538
88,000 3.850%,  8/15/2032 83,233
Netflix, Inc.
254,000 5.375%,  11/15/2029
c
262,229
230,000 4.875%,  6/15/2030
c
232,431
Nexstar Media, Inc.
70,000 5.625%,  7/15/2027
c
68,959
90,000 4.750%,  11/1/2028
c
84,283
Omnicom Group, Inc.
200,000 4.200%,  6/1/2030 194,981
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
106,000 4.625%,  3/15/2030
c
96,911
Paramount Global
49,000 6.375%,  3/30/2062
d
47,808
Playtika Holding Corporation
151,000 4.250%,  3/15/2029
c
132,925
Rogers Communications, Inc.
47,000 7.000%,  4/15/2055
d
47,182
117,000 7.125%,  4/15/2055
d
116,603
268,000 5.000%,  2/15/2029 268,240
79,000 5.300%,  2/15/2034 77,548
Sinclair Television Group, Inc.
68,000 8.125%,  2/15/2033
c
67,101
Sirius XM Radio, LLC
285,000 5.000%,  8/1/2027
c
278,456
115,000 4.000%,  7/15/2028
c
107,295
Sprint Capital Corporation
473,000 8.750%,  3/15/2032 568,874
Take-Two Interactive Software, Inc.
150,000 5.600%,  6/12/2034 153,251
TEGNA, Inc.
186,000 4.625%,  3/15/2028 175,956
Telecom Italia Capital SA
61,000 6.000%,  9/30/2034 58,416
Telenet Finance Luxembourg
Notes SARL
200,000 5.500%,  3/1/2028
c
194,000
T-Mobile USA, Inc.
561,000 3.600%,  11/15/2060 375,585
324,000 4.850%,  1/15/2029 325,830
315,000 4.375%,  4/15/2040 277,275
Uniti Group, LP/Uniti Group
Finance 2019, Inc./CSL Capital,
LLC
26,000 10.500%,  2/15/2028
c
27,620
177,000 4.750%,  4/15/2028
c
169,094
70,000 6.500%,  2/15/2029
c
62,874
Univision Communications, Inc.
23,000 8.000%,  8/15/2028
c
23,072
194,000 4.500%,  5/1/2029
c
171,405
Principal
Amount Long-Term Fixed Income  9.3% Value
Communications Services  0.3% - continued
$ 86,000 7.375%,  6/30/2030
c
$ 82,162
102,000 8.500%,  7/31/2031
c
99,668
Verizon Communications, Inc.
337,000 3.000%,  11/20/2060 198,864
725,000 2.650%,  11/20/2040 509,155
492,000 3.400%,  3/22/2041 378,800
Viasat, Inc.
60,000 5.625%,  4/15/2027
c
57,573
Virgin Media Finance plc
73,000 5.000%,  7/15/2030
a,c
62,582
Virgin Media Secured Finance plc
149,000 5.500%,  5/15/2029
c
141,124
VMED O2 UK Financing I plc
60,000 7.750%,  4/15/2032
c
60,145
Vodafone Group plc
86,000 5.125%,  6/4/2081
d
65,155
VZ Secured Financing BV
243,000 5.000%,  1/15/2032
c
211,148
Warnermedia Holdings, Inc.
519,000 4.054%,  3/15/2029 488,770
Windstream Services, LLC/
Windstream Escrow Finance
Corporation
79,000 8.250%,  10/1/2031
c
80,430
Zegona Finance plc
113,000 8.625%,  7/15/2029
c
119,681
Ziggo Bond Company BV
69,000 5.125%,  2/28/2030
a,c
60,122
Ziggo BV
62,000 4.875%,  1/15/2030
c
56,794
Total 17,729,213
Consumer Cyclical  0.3%
1011778 B.C., ULC/New Red
Finance, Inc.
41,000 3.875%,  1/15/2028
c
39,186
91,000 4.375%,  1/15/2028
c
87,513
61,000 6.125%,  6/15/2029
c
61,385
106,000 5.625%,  9/15/2029
c
104,933
Adient Global Holdings, Ltd.
39,000 8.250%,  4/15/2031
c
37,790
62,000 7.500%,  2/15/2033
a,c
58,051
ADT Security Corporation
93,000 4.125%,  8/1/2029
c
87,315
93,000 4.875%,  7/15/2032
c
86,814
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
245,000 4.625%,  6/1/2028
c
232,053
Allison Transmission, Inc.
46,000 3.750%,  1/30/2031
c
40,899
Amazon.com, Inc.
286,000 3.875%,  8/22/2037 257,121
American Axle & Manufacturing,
Inc.
162,000 5.000%,  10/1/2029
a
139,442
American Honda Finance
Corporation
316,000 5.050%,  7/10/2031 318,347
Arko Corporation
109,000 5.125%,  11/15/2029
a,c
88,332
Asbury Automotive Group, Inc.
99,000 5.000%,  2/15/2032
c
89,781

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  9.3% Value
Consumer Cyclical  0.3% - continued
Ashton Woods USA, LLC/Ashton
Woods Finance Company
$ 140,000 4.625%,  8/1/2029
c
$ 126,707
13,000 4.625%,  4/1/2030
c
11,755
Aston Martin Capital Holdings, Ltd.
103,000 10.000%,  3/31/2029
c
93,130
Bath & Body Works, Inc.
48,000 6.950%,  3/1/2033 49,017
Belron UK Finance plc
50,000 5.750%,  10/15/2029
c
49,650
Boyd Gaming Corporation
155,000 4.750%,  6/15/2031
c
142,954
Boyne USA, Inc.
93,000 4.750%,  5/15/2029
c
87,557
Brinker International, Inc.
66,000 8.250%,  7/15/2030
c
69,318
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
85,000 4.875%,  2/15/2030
c
74,296
Caesars Entertainment, Inc.
257,000 4.625%,  10/15/2029
c
236,217
70,000 6.500%,  2/15/2032
c
69,773
65,000 6.000%,  10/15/2032
a,c
60,701
Carnival Corporation
80,000 7.625%,  3/1/2026
c
80,023
297,000 5.750%,  3/1/2027
c
297,187
136,000 4.000%,  8/1/2028
c
130,111
37,000 6.000%,  5/1/2029
c
36,741
Carvana Company
47,268
9.000%,PIK 0.000%,
12/1/2028
c,h
48,668
135,000 9.000%,  6/1/2031
c
149,986
Churchill Downs, Inc.
140,000 4.750%,  1/15/2028
c
136,010
71,000 6.750%,  5/1/2031
c
71,559
Clarios Global, LP/Clarios US
Finance Company, Inc.
79,000 6.750%,  5/15/2028
c
80,113
Crocs, Inc.
57,000 4.250%,  3/15/2029
c
52,985
Cushman & Wakefield US
Borrower, LLC
28,000 6.750%,  5/15/2028
c
28,071
Dana, Inc.
56,000 5.625%,  6/15/2028 55,172
85,000 4.500%,  2/15/2032
a
77,402
eG Global Finance plc
28,000 12.000%,  11/30/2028
c
31,003
Expedia Group, Inc.
312,000 5.400%,  2/15/2035 310,735
Ford Motor Credit Company, LLC
220,000 5.850%,  5/17/2027 221,154
328,000 2.900%,  2/10/2029 293,449
258,000 7.122%,  11/7/2033 263,655
Forestar Group, Inc.
111,000 6.500%,  3/15/2033
c
108,668
FORVIA SE
163,000 8.000%,  6/15/2030
c
160,898
Gap, Inc.
41,000 3.625%,  10/1/2029
c
36,984
68,000 3.875%,  10/1/2031
c
58,656
Principal
Amount Long-Term Fixed Income  9.3% Value
Consumer Cyclical  0.3% - continued
Garrett Motion Holdings, Inc./
Garrett LX I SARL
$ 111,000 7.750%,  5/31/2032
c
$ 109,714
General Motors Company
203,000 6.125%,  10/1/2025 204,026
General Motors Financial
Company, Inc.
105,000 5.400%,  5/8/2027 106,014
350,000 5.800%,  1/7/2029 356,509
300,000 4.900%,  10/6/2029 295,100
98,000 5.625%,  4/4/2032 96,928
Genting New York, LLC/GENNY
Capital, Inc.
113,000 7.250%,  10/1/2029
c
115,163
Global Auto Holdings, Ltd./AAG
FH UK, Ltd.
85,000 8.750%,  1/15/2032
c
71,603
GLP Capital, LP
467,000 5.750%,  6/1/2028 475,195
GoDaddy Operating Company,
LLC/GD Finance Company, Inc.
56,000 3.500%,  3/1/2029
c
51,876
Goodyear Tire & Rubber Company
56,000 4.875%,  3/15/2027 54,722
59,000 5.000%,  7/15/2029 54,728
97,000 5.250%,  4/30/2031 87,499
Group 1 Automotive, Inc.
107,000 6.375%,  1/15/2030
c
107,230
Hanesbrands, Inc.
33,000 9.000%,  2/15/2031
a,c
34,773
Harley-Davidson Financial
Services, Inc.
216,000 5.950%,  6/11/2029
c
217,895
Hilton Domestic Operating
Company, Inc.
259,000 4.875%,  1/15/2030 250,473
28,000 4.000%,  5/1/2031
c
25,357
165,000 3.625%,  2/15/2032
c
144,621
Hilton Grand Vacations Borrower,
LLC/Hilton Grand Vacations
Borrower, Inc.
201,000 5.000%,  6/1/2029
c
188,373
Home Depot, Inc.
336,000 4.250%,  4/1/2046 282,715
315,000 3.900%,  6/15/2047 249,745
Hyundai Capital America
475,000 1.800%,  1/10/2028
c
437,490
206,000 5.300%,  6/24/2029
c
207,997
International Game Technology plc
200,000 5.250%,  1/15/2029
c
195,476
Jacobs Entertainment, Inc.
97,000 6.750%,  2/15/2029
c
93,084
K Hovnanian Enterprises, Inc.
83,000 11.750%,  9/30/2029
c
88,778
KB Home
195,000 4.800%,  11/15/2029 186,030
L Brands, Inc.
260,000 6.625%,  10/1/2030
c
263,626
95,000 6.875%,  11/1/2035 96,231
Las Vegas Sands Corporation
154,000 5.900%,  6/1/2027 156,485
Life Time, Inc.
84,000 6.000%,  11/15/2031
c
83,282

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  9.3% Value
Consumer Cyclical  0.3% - continued
Light & Wonder International, Inc.
$ 56,000 7.250%,  11/15/2029
c
$ 56,767
Live Nation Entertainment, Inc.
63,000 4.750%,  10/15/2027
c
61,415
Lowe's Companies, Inc.
224,000 5.625%,  4/15/2053 216,230
455,000 2.625%,  4/1/2031 403,248
Macy's Retail Holdings, LLC
63,000 5.875%,  4/1/2029
c
61,116
57,000 6.125%,  3/15/2032
c
52,086
66,000 4.500%,  12/15/2034 52,737
Marriott International, Inc./MD
142,000 5.100%,  4/15/2032 141,497
Match Group Holdings II, LLC
127,000 4.125%,  8/1/2030
c
113,819
Mattamy Group Corporation
133,000 5.250%,  12/15/2027
c
129,206
McDonald's Corporation
325,000 4.450%,  3/1/2047 275,606
Melco Resorts Finance, Ltd.
157,000 5.375%,  12/4/2029
c
143,975
155,000 7.625%,  4/17/2032
c
154,259
Meritage Homes Corporation
234,000 5.650%,  3/15/2035 230,230
MGM Resorts International
59,000 4.625%,  9/1/2026 58,323
61,000 6.125%,  9/15/2029 60,395
Michaels Companies, Inc.
83,000 5.250%,  5/1/2028
c
56,979
NCL Corporation, Ltd.
10,000 5.875%,  3/15/2026
c
9,979
156,000 5.875%,  2/15/2027
c
155,787
128,000 6.750%,  2/1/2032
c
126,439
Nissan Motor Company, Ltd.
152,000 4.810%,  9/17/2030
c
144,375
Nordstrom, Inc.
81,000 4.250%,  8/1/2031
a
69,588
Parkland Corporation
61,000 6.625%,  8/15/2032
c
60,965
PENN Entertainment, Inc.
140,000 4.125%,  7/1/2029
a,c
124,298
PetSmart, Inc./PetSmart Finance
Corporation
140,000 4.750%,  2/15/2028
c
130,933
Phinia, Inc.
87,000 6.625%,  10/15/2032
c
85,324
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
48,000 5.750%,  4/15/2026
c
47,930
QVC, Inc.
36,000 6.875%,  4/15/2029
a,c
24,659
Rakuten Group, Inc.
85,000 11.250%,  2/15/2027
c
92,087
100,000 9.750%,  4/15/2029
c
108,572
151,000 8.125%,  12/15/2029
c,d,i
149,107
Raven Acquisition Holdings, LLC
60,000 6.875%,  11/15/2031
c
58,264
Resorts World Las Vegas, LLC/
RWLV Capital, Inc.
100,000 4.625%,  4/16/2029
c
88,838
Royal Caribbean Cruises, Ltd.
298,000 4.250%,  7/1/2026
c
293,408
39,000 5.625%,  9/30/2031
c
38,295
Principal
Amount Long-Term Fixed Income  9.3% Value
Consumer Cyclical  0.3% - continued
$ 45,000 6.000%,  2/1/2033
c
$ 44,972
S&S Holdings, LLC
151,000 8.375%,  10/1/2031
c
142,653
Saks Global Enterprises, LLC
141,000 11.000%,  12/15/2029
c
114,224
Scientific Games Holdings, LP/
Scientific Games US FinCo, Inc.
40,000 6.625%,  3/1/2030
c
37,724
SeaWorld Parks and
Entertainment, Inc.
137,000 5.250%,  8/15/2029
c
129,783
Service Corporation International/
US
56,000 3.375%,  8/15/2030 49,906
41,000 4.000%,  5/15/2031 37,134
92,000 5.750%,  10/15/2032 90,412
Six Flags Entertainment
Corporation
30,000 7.000%,  7/1/2025
a,c
30,035
29,000 7.250%,  5/15/2031
c
29,112
Six Flags Entertainment
Corporation/Canada's
Wonderland Company/Magnum
Management Corporation
28,000 5.375%,  4/15/2027 27,645
140,000 5.250%,  7/15/2029 132,480
Six Flags Entertainment
Corporation/Six Flags
Theme Parks, Inc./Canada's
Wonderland Company
28,000 6.625%,  5/1/2032
c
28,232
Sonic Automotive, Inc.
71,000 4.875%,  11/15/2031
c
63,743
Staples, Inc.
117,000 10.750%,  9/1/2029
c
105,702
Station Casinos, LLC
122,000 4.625%,  12/1/2031
c
109,620
Stellantis Finance US, Inc.
236,000 5.750%,  3/18/2030
c
235,831
Target Corporation
337,000 2.950%,  1/15/2052 216,531
Tenneco, Inc.
124,000 8.000%,  11/17/2028
c
118,264
Toyota Motor Credit Corporation
102,000 4.800%,  1/5/2034 100,598
270,000 5.350%,  1/9/2035 274,422
Uber Technologies, Inc.
195,000 5.350%,  9/15/2054 182,150
234,000 4.800%,  9/15/2034 227,263
VICI Properties, LP/VICI Note
Company, Inc.
340,000 4.625%,  6/15/2025
c
339,913
127,000 5.750%,  2/1/2027
c
128,648
158,000 4.125%,  8/15/2030
c
148,732
Victoria's Secret & Company
173,000 4.625%,  7/15/2029
c
151,271
Victra Holdings, LLC/Victra
Finance Corporation
41,000 8.750%,  9/15/2029
c
42,290
Viking Cruises, Ltd.
289,000 5.875%,  9/15/2027
c
287,538
Walgreens Boots Alliance, Inc.
41,000 4.100%,  4/15/2050
a
35,309
145,000 3.200%,  4/15/2030 133,790

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  9.3% Value
Consumer Cyclical  0.3% - continued
Walmart, Inc.
$ 263,000 4.500%,  9/9/2052 $ 232,754
WASH Multifamily Acquisition, Inc.
88,000 5.750%,  4/15/2026
c
87,219
Wayfair, LLC
114,000 7.750%,  9/15/2030
c
110,061
Wyndham Hotels & Resorts, Inc.
89,000 4.375%,  8/15/2028
c
85,001
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
53,000 5.125%,  10/1/2029
c
50,861
137,000 7.125%,  2/15/2031
c
141,776
Yum! Brands, Inc.
176,000 4.750%,  1/15/2030
c
170,007
ZF North America Capital, Inc.
96,000 7.125%,  4/14/2030
c
92,416
60,000 6.750%,  4/23/2030
c
57,014
Total 19,817,777
Consumer Non-Cyclical  0.3%
1261229 B.C., Ltd.
60,000 10.000%,  4/15/2032
c
59,632
1375209 B.C., Ltd.
57,000 9.000%,  1/30/2028
a,c
56,956
Abbott Laboratories
284,000 4.750%,  11/30/2036 279,540
AbbVie, Inc.
104,000 5.400%,  3/15/2054 102,148
465,000 4.500%,  5/14/2035 446,273
239,000 5.350%,  3/15/2044 236,353
Acadia Healthcare Company, Inc.
88,000 5.000%,  4/15/2029
c
83,163
76,000 7.375%,  3/15/2033
c
75,925
AdaptHealth, LLC
253,000 4.625%,  8/1/2029
c
230,094
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
180,000 4.625%,  1/15/2027
c
177,325
191,000 3.500%,  3/15/2029
c
175,779
Altria Group, Inc.
110,000 4.875%,  2/4/2028 110,779
216,000 6.875%,  11/1/2033 238,153
Amgen, Inc.
315,000 4.200%,  2/22/2052 247,693
335,000 5.600%,  3/2/2043 332,061
Anheuser-Busch Companies,
LLC/Anheuser-Busch InBev
Worldwide, Inc.
434,000 4.700%,  2/1/2036 418,516
Anheuser-Busch InBev Worldwide,
Inc.
270,000 5.550%,  1/23/2049 270,342
Archer-Daniels-Midland Company
393,000 2.700%,  9/15/2051 240,192
AstraZeneca plc
580,000 3.000%,  5/28/2051 387,513
BAT Capital Corporation
162,000 6.250%,  8/15/2055 161,667
215,000 7.079%,  8/2/2043 234,855
Bausch + Lomb Corporation
36,000 8.375%,  10/1/2028
c
37,350
Principal
Amount Long-Term Fixed Income  9.3% Value
Consumer Non-Cyclical  0.3% - continued
Bausch Health Companies, Inc.
$ 65,000 5.500%,  11/1/2025
c
$ 64,935
49,000 6.125%,  2/1/2027
a,c
49,686
133,000 4.875%,  6/1/2028
c
107,398
Becton, Dickinson and Company
157,000 3.794%,  5/20/2050 117,757
BellRing Brands, Inc.
101,000 7.000%,  3/15/2030
c
104,357
Bristol-Myers Squibb Company
556,000 3.550%,  3/15/2042 438,254
Bunge, Ltd. Finance Corporation
78,000 4.650%,  9/17/2034 75,409
Campbell's Company
208,000 5.400%,  3/21/2034 209,574
Cargill, Inc.
329,000 3.125%,  5/25/2051
c
218,926
276,000 5.125%,  2/11/2035
c
275,134
CD&R Smokey Buyer, Inc./Radio
Systems Corporation
53,000 9.500%,  10/15/2029
c
48,363
Cencora, Inc.
187,000 5.150%,  2/15/2035 186,980
Central Garden & Pet Company
79,000 4.125%,  10/15/2030 71,823
Champ Acquisition Corporation
49,000 8.375%,  12/1/2031
c
50,619
Charles River Laboratories
International, Inc.
67,000 4.000%,  3/15/2031
c
59,960
CHS/Community Health Systems,
Inc.
131,000 5.625%,  3/15/2027
c
125,095
42,000 8.000%,  12/15/2027
c
41,553
86,000 6.000%,  1/15/2029
c
76,424
77,000 4.750%,  2/15/2031
c
60,867
82,000 10.875%,  1/15/2032
c
80,784
Conagra Brands, Inc.
380,000 1.375%,  11/1/2027 349,466
Concentra Escrow Issuer
Corporation
50,000 6.875%,  7/15/2032
c
50,875
Constellation Brands, Inc.
266,000 3.600%,  2/15/2028 258,811
160,000 2.875%,  5/1/2030 145,144
CVS Health Corporation
98,000 7.000%,  3/10/2055
d
98,773
214,000 4.780%,  3/25/2038 192,012
417,000 6.000%,  6/1/2044 407,404
DaVita, Inc.
66,000 3.750%,  2/15/2031
c
57,461
116,000 6.875%,  9/1/2032
c
116,651
Edgewell Personal Care Company
120,000 5.500%,  6/1/2028
c
117,521
Eli Lilly & Company
117,000 5.500%,  2/12/2055 118,463
168,000 4.950%,  2/27/2063 152,949
Embecta Corporation
70,000 5.000%,  2/15/2030
c
62,640
56,000 6.750%,  2/15/2030
c
53,329
Encompass Health Corporation
90,000 4.500%,  2/1/2028 87,386
Endo Finance Holdings, Inc.
56,000 8.500%,  4/15/2031
a,c
58,381

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  9.3% Value
Consumer Non-Cyclical  0.3% - continued
Energizer Holdings, Inc.
$ 149,000 4.750%,  6/15/2028
c
$ 142,650
Fortrea Holdings, Inc.
38,000 7.500%,  7/1/2030
a,c
34,554
GE HealthCare Technologies, Inc.
226,000 6.377%,  11/22/2052 245,148
General Mills, Inc.
90,000 4.950%,  3/29/2033 89,063
Grifols SA
69,000 4.750%,  10/15/2028
c
63,709
HCA, Inc.
234,000 5.250%,  3/1/2030 236,776
401,000 3.500%,  9/1/2030 371,872
157,000 5.450%,  9/15/2034 155,637
Herbalife Nutrition, Ltd./HLF
Financing, Inc.
115,000 7.875%,  9/1/2025
a,c
114,865
HLF Financing SARL, LLC/
Herbalife International, Inc.
61,000 12.250%,  4/15/2029
c
65,586
66,000 4.875%,  6/1/2029
c
50,899
Illumina, Inc.
145,000 4.650%,  9/9/2026 144,871
Imperial Brands Finance plc
550,000 3.875%,  7/26/2029
c
528,028
Insulet Corporation
38,000 6.500%,  4/1/2033
c
38,625
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
227,000 5.500%,  1/15/2030 230,603
373,000 3.000%,  5/15/2032 320,878
JBS USA LUX SARL/JBS USA
Food Company/JBS USA Foods
Group
200,000 5.950%,  4/20/2035
c
205,560
Johnson & Johnson
216,000 5.250%,  6/1/2054 216,948
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
110,000 9.000%,  2/15/2029
c
113,147
Kimberly-Clark Corporation
300,000 3.900%,  5/4/2047 240,404
Kraft Heinz Foods Company
332,000 5.200%,  3/15/2032 335,676
219,000 4.375%,  6/1/2046 179,003
Lamb Weston Holdings, Inc.
62,000 4.125%,  1/31/2030
c
57,753
62,000 4.375%,  1/31/2032
c
56,634
LifePoint Health, Inc.
111,000 9.875%,  8/15/2030
c
117,116
73,000 11.000%,  10/15/2030
c
79,359
44,000 10.000%,  6/1/2032
c
41,972
Mars, Inc.
44,000 5.650%,  5/1/2045
c
44,096
Medline Borrower, LP/Medline Co-
Issuer, Inc.
70,000 6.250%,  4/1/2029
c
70,891
Mozart Debt Merger Sub, Inc.
151,000 3.875%,  4/1/2029
c
141,145
191,000 5.250%,  10/1/2029
c
183,279
Principal
Amount Long-Term Fixed Income  9.3% Value
Consumer Non-Cyclical  0.3% - continued
MPH Acquisition Holdings, LLC
$ 30,736 5.750%,  12/31/2030
c
$ 22,284
16,052 11.500%,  12/31/2030
c
13,940
Newell Brands, Inc.
58,000 6.375%,  9/15/2027
a
58,215
58,000 6.625%,  9/15/2029 58,122
36,000 6.375%,  5/15/2030 35,022
Novartis Capital Corporation
182,000 4.700%,  9/18/2054 163,874
Organon & Company/Organon
Foreign Debt Co-Issuer BV
80,000 4.125%,  4/30/2028
c
74,764
212,000 5.125%,  4/30/2031
c
184,844
PepsiCo, Inc.
215,000 4.200%,  7/18/2052 177,933
Performance Food Group, Inc.
129,000 4.250%,  8/1/2029
c
120,633
82,000 6.125%,  9/15/2032
c
81,505
Perrigo Finance Unlimited
Company
99,000 4.900%,  6/15/2030 94,573
54,000 6.125%,  9/30/2032 53,128
Pfizer Investment Enterprises,
Private Ltd.
504,000 5.300%,  5/19/2053 478,535
217,000 5.110%,  5/19/2043 206,949
Philip Morris International, Inc.
103,000 5.125%,  2/13/2031 104,794
336,000 5.375%,  2/15/2033 342,691
268,000 4.900%,  11/1/2034 263,335
Post Holdings, Inc.
85,000 4.625%,  4/15/2030
c
79,378
140,000 4.500%,  9/15/2031
c
126,797
80,000 6.250%,  10/15/2034
c
78,765
Prime Healthcare Services, Inc.
89,000 9.375%,  9/1/2029
c
83,967
Radiology Partners, Inc.
48,000 7.775%,  1/31/2029
c
47,520
Roche Holdings, Inc.
336,000 4.000%,  11/28/2044
c
281,270
Royalty Pharma plc
194,000 5.150%,  9/2/2029 195,273
Select Medical Corporation
59,000 6.250%,  12/1/2032
c
57,486
Simmons Foods, Inc.
169,000 4.625%,  3/1/2029
c
156,670
Sotera Health Holdings, LLC
60,000 7.375%,  6/1/2031
c
60,998
Spectrum Brands, Inc.
14,000 3.875%,  3/15/2031
c
11,925
Star Parent, Inc.
63,000 9.000%,  10/1/2030
c
62,096
Stryker Corporation
194,000 5.200%,  2/10/2035 195,874
Surgery Center Holdings, Inc.
64,000 7.250%,  4/15/2032
c
63,289
Sysco Corporation
338,000 6.600%,  4/1/2040 370,529
Takeda Pharmaceutical Company,
Ltd.
335,000 3.175%,  7/9/2050 220,133
316,000 5.650%,  7/5/2044 315,540

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  9.3% Value
Consumer Non-Cyclical  0.3% - continued
Tenet Healthcare Corporation
$ 237,000 5.125%,  11/1/2027 $ 233,528
173,000 4.375%,  1/15/2030 162,175
144,000 6.750%,  5/15/2031 146,057
Teva Pharmaceutical Finance
Company, LLC
59,000 6.150%,  2/1/2036 58,802
US Acute Care Solutions, LLC
109,000 9.750%,  5/15/2029
c
108,686
Viterra Finance BV
273,000 3.200%,  4/21/2031
c
245,844
Zoetis, Inc.
468,000 4.700%,  2/1/2043 425,006
Total 20,632,969
Energy  0.2%
Aethon United BR, LP/Aethon
United Finance Corporation
28,000 7.500%,  10/1/2029
c
28,480
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
124,000 5.375%,  6/15/2029
c
121,206
Archrock Partners, LP/Archrock
Partners Finance Corporation
85,000 6.250%,  4/1/2028
c
85,065
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
117,000 8.250%,  12/31/2028
c
119,308
58,000 5.875%,  6/30/2029
c
56,598
Baytex Energy Corporation
92,000 8.500%,  4/30/2030
c
93,423
28,000 7.375%,  3/15/2032
c
26,932
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
93,000 7.000%,  7/15/2029
c
95,044
BP Capital Markets America, Inc.
567,000 2.939%,  6/4/2051 357,750
Buckeye Partners, LP
80,000 4.500%,  3/1/2028
c
76,761
54,000 6.875%,  7/1/2029
c
54,893
28,000 6.750%,  2/1/2030
c
28,361
California Resources Corporation
70,000 8.250%,  6/15/2029
c
71,139
Cheniere Energy Partners, LP
712,000 4.500%,  10/1/2029 692,517
Cheniere Energy, Inc.
61,000 5.650%,  4/15/2034 61,707
Civitas Resources, Inc.
82,000 8.375%,  7/1/2028
c
84,623
125,000 8.750%,  7/1/2031
c
128,368
CNX Resources Corporation
69,000 6.000%,  1/15/2029
c
68,129
Columbia Pipelines Holding
Company, LLC
219,000 6.042%,  8/15/2028
c
226,509
Columbia Pipelines Operating
Company, LLC
55,000 5.927%,  8/15/2030
c
57,152
Comstock Resources, Inc.
85,000 6.750%,  3/1/2029
c
82,600
135,000 5.875%,  1/15/2030
c
127,494
Principal
Amount Long-Term Fixed Income  9.3% Value
Energy  0.2% - continued
ConocoPhillips Company
$ 295,000 4.850%,  1/15/2032 $ 295,361
Continental Resources, Inc.
394,000 2.268%,  11/15/2026
c
377,735
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
133,000 5.500%,  6/15/2031
c
127,594
Crescent Energy Finance, LLC
153,000 7.625%,  4/1/2032
c
151,327
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
126,000 8.625%,  3/15/2029
c
130,517
Diamond Foreign Asset Company/
Diamond Finance, LLC
48,000 8.500%,  10/1/2030
c
49,188
Diamondback Energy, Inc.
309,000 5.750%,  4/18/2054 291,313
DT Midstream, Inc.
98,000 4.125%,  6/15/2029
c
92,231
Eastern Energy Gas Holdings, LLC
310,000 5.800%,  1/15/2035 319,972
Enbridge, Inc.
162,000 5.250%,  4/5/2027 164,037
Enerflex, Ltd.
45,000 9.000%,  10/15/2027
c
46,050
Energy Transfer, LP
137,000 8.000%,  5/15/2054
d
144,172
250,000 5.150%,  2/1/2043 222,229
400,000 6.000%,  6/15/2048 387,348
EnLink Midstream Partners, LP
113,000 5.600%,  4/1/2044 105,137
Enterprise Products Operating,
LLC
300,000 3.300%,  2/15/2053 200,343
EQM Midstream Partners, LP
162,000 4.750%,  1/15/2031
c
155,814
Exxon Mobil Corporation
525,000 3.452%,  4/15/2051 375,445
Genesis Energy LP/Genesis
Energy Finance Corporation
93,000 8.875%,  4/15/2030 96,584
140,000 7.875%,  5/15/2032 140,995
Gulfport Energy Operating
Corporation
40,000 6.750%,  9/1/2029
c
40,532
Halliburton Company
225,000 5.000%,  11/15/2045 202,439
Harvest Midstream I, LP
147,000 7.500%,  9/1/2028
c
148,470
Hess Midstream Operations, LP
127,000 4.250%,  2/15/2030
c
119,480
Hilcorp Energy I, LP/Hilcorp
Finance Company
165,000 5.750%,  2/1/2029
c
159,416
56,000 6.000%,  4/15/2030
c
53,254
112,000 6.250%,  4/15/2032
c
104,640
Howard Midstream Energy
Partners, LLC
163,000 7.375%,  7/15/2032
c
166,997
ITT Holdings, LLC
150,000 6.500%,  8/1/2029
c
138,380
Kodiak Gas Services, LLC
71,000 7.250%,  2/15/2029
c
72,374

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  9.3% Value
Energy  0.2% - continued
Laredo Petroleum, Inc.
$ 91,000 7.750%,  7/31/2029
c
$ 88,532
MEG Energy Corporation
67,000 5.875%,  2/1/2029
c
65,885
Moss Creek Resources Holdings,
Inc.
31,000 8.250%,  9/1/2031
c
30,227
MPLX, LP
449,000 4.950%,  9/1/2032 439,970
82,000 5.000%,  3/1/2033 80,040
Nabors Industries, Inc.
56,000 7.375%,  5/15/2027
c
55,233
144,000 9.125%,  1/31/2030
c
144,048
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
47,000 8.125%,  2/15/2029
c
47,328
70,000 8.375%,  2/15/2032
c
70,150
Noble Finance II, LLC
118,000 8.000%,  4/15/2030
c
117,931
Northern Oil and Gas, Inc.
92,000 8.750%,  6/15/2031
c
93,836
NuStar Logistics, LP
114,000 6.375%,  10/1/2030 115,256
Occidental Petroleum Corporation
90,000 5.000%,  8/1/2027 90,300
ONEOK, Inc.
164,000 5.700%,  11/1/2054 153,500
112,000 5.000%,  3/1/2026 112,166
188,000 4.750%,  10/15/2031 184,257
PBF Holding Company, LLC/PBF
Finance Corporation
96,000 6.000%,  2/15/2028 89,284
Permian Resources Operating,
LLC
110,000 6.250%,  2/1/2033
c
109,565
Prairie Acquiror, LP
93,000 9.000%,  8/1/2029
c
94,664
Precision Drilling Corporation
77,000 6.875%,  1/15/2029
c
75,228
Range Resources Corporation
97,000 4.750%,  2/15/2030
c
92,279
Rockies Express Pipeline, LLC
147,000 4.950%,  7/15/2029
c
140,765
Saturn Oil & Gas, Inc.
37,000 9.625%,  6/15/2029
a,c
35,783
SM Energy Company
105,000 6.500%,  7/15/2028 104,280
40,000 7.000%,  8/1/2032
c
39,257
South Bow USA Infrastructure
Holdings, LLC
173,000 5.026%,  10/1/2029
c
171,659
69,000 5.584%,  10/1/2034
c
67,559
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
56,000 5.875%,  3/1/2027 55,699
Sunoco, LP
169,000 7.000%,  5/1/2029
c
172,884
Sunoco, LP/Sunoco Finance
Corporation
84,000 5.875%,  3/15/2028 83,925
Principal
Amount Long-Term Fixed Income  9.3% Value
Energy  0.2% - continued
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
$ 217,000 5.500%,  1/15/2028
c
$ 211,203
85,000 7.375%,  2/15/2029
c
85,423
Talos Production, Inc.
35,000 9.000%,  2/1/2029
c
35,964
Targa Resources Corporation
98,000 6.125%,  5/15/2055 97,329
394,000 4.200%,  2/1/2033 364,202
TGNR Intermediate Holdings, LLC
127,000 5.500%,  10/15/2029
c
119,240
TotalEnergies Capital SA
160,000 5.275%,  9/10/2054 150,793
Transocean, Inc.
139,200 8.750%,  2/15/2030
c
144,572
USA Compression Partners, LP/
USA Compression Finance
Corporation
96,000 7.125%,  3/15/2029
c
97,639
Valaris, Ltd.
120,000 8.375%,  4/30/2030
c
120,138
Venture Global Calcasieu Pass,
LLC
84,000 3.875%,  8/15/2029
c
77,759
95,000 4.125%,  8/15/2031
c
86,317
Venture Global LNG, Inc.
210,000 8.125%,  6/1/2028
c
214,585
105,000 9.000%,  9/30/2029
c,d,i
99,644
82,000 7.000%,  1/15/2030
c
80,785
244,000 8.375%,  6/1/2031
c
247,485
116,000 9.875%,  2/1/2032
c
123,202
Viridien SA
28,000 8.750%,  4/1/2027
a,c
28,613
Western Midstream Operating, LP
219,000 6.350%,  1/15/2029 228,675
112,000 6.150%,  4/1/2033 115,639
Williams Companies, Inc.
500,000 7.500%,  1/15/2031 556,453
97,000 5.600%,  3/15/2035 98,860
Total 14,429,443
Financials  0.8%
200 Park Funding Trust
101,000 5.740%,  2/15/2055
c
100,222
Acrisure, LLC/Acrisure Finance,
Inc.
39,000 4.250%,  2/15/2029
c
36,491
57,000 7.500%,  11/6/2030
c
57,990
AEGON Funding Company, LLC
318,000 5.500%,  4/16/2027
a,c
322,348
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
247,000 6.100%,  1/15/2027 252,555
375,000 3.875%,  1/23/2028 366,290
289,000 5.375%,  12/15/2031 291,183
250,000 3.400%,  10/29/2033 215,756
AG TTMT Escrow Issuer, LLC
44,000 8.625%,  9/30/2027
c
45,119
Agree, LP
158,000 5.625%,  6/15/2034 159,883
Air Lease Corporation
59,000 4.650%,  6/15/2026
d,i
57,392

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  9.3% Value
Financials  0.8% - continued
$ 482,000 3.000%,  2/1/2030 $ 441,968
Aircastle, Ltd.
300,000 5.250%,  8/11/2025
c
300,186
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
57,000 4.250%,  10/15/2027
c
55,011
114,000 6.750%,  4/15/2028
c
114,446
81,000 7.000%,  1/15/2031
c
81,248
Ally Financial, Inc.
460,000 8.000%,  11/1/2031 512,578
88,000 6.700%,  2/14/2033 88,027
American Express Company
149,000 5.043%,  7/26/2028
d
150,875
138,000 5.085%,  1/30/2031
d
139,744
American International Group, Inc.
453,000 5.125%,  3/27/2033 453,638
Americold Realty Operating
Partnership, LP
237,000 5.600%,  5/15/2032 237,892
Ameriprise Financial, Inc.
312,000 5.200%,  4/15/2035 311,273
AmWINS Group, Inc.
47,000 6.375%,  2/15/2029
c
47,358
140,000 4.875%,  6/30/2029
c
131,979
ANZ Bank New Zealand, Ltd.
225,000 5.548%,  8/11/2032
c,d
228,117
Aon North America, Inc.
158,000 5.750%,  3/1/2054 155,820
Apollo Debt Solutions BDC
232,000 6.700%,  7/29/2031 239,365
Ares Capital Corporation
173,000 3.250%,  7/15/2025 172,283
425,000 3.875%,  1/15/2026 421,434
145,000 2.150%,  7/15/2026 139,849
189,000 5.875%,  3/1/2029 191,879
Ares Strategic Income Fund
190,000 5.600%,  2/15/2030
c
187,272
Arthur J. Gallagher & Company
54,000 6.750%,  2/15/2054 59,838
79,000 5.750%,  7/15/2054 77,828
304,000 5.000%,  2/15/2032 303,974
Aviation Capital Group, LLC
167,000 5.125%,  4/10/2030
c
166,084
Avolon Holdings Funding, Ltd.
122,000 4.950%,  1/15/2028
c
121,488
270,000 5.750%,  3/1/2029
c
274,977
315,000 5.375%,  5/30/2030
c
315,428
Azorra Finance, Ltd.
151,000 7.750%,  4/15/2030
c
150,513
Banco Santander Mexico SA
200,000 5.621%,  12/10/2029
c
202,116
Banco Santander SA
400,000 4.175%,  3/24/2028
d
395,968
Bank of America Corporation
275,000 1.734%,  7/22/2027
d
265,059
265,000 3.824%,  1/20/2028
d
261,643
196,000 5.202%,  4/25/2029
d
199,126
230,000 2.087%,  6/14/2029
d
212,677
500,000 2.496%,  2/13/2031
d
448,851
650,000 1.922%,  10/24/2031
d
556,189
338,000 2.972%,  2/4/2033
d
296,355
676,000 4.571%,  4/27/2033
d
653,245
324,000 5.872%,  9/15/2034
d
338,111
Principal
Amount Long-Term Fixed Income  9.3% Value
Financials  0.8% - continued
$ 129,000 5.468%,  1/23/2035
d
$ 130,878
319,000 5.425%,  8/15/2035
d
312,343
450,000 3.846%,  3/8/2037
d
403,896
Bank of New York Mellon
Corporation
214,000 6.317%,  10/25/2029
d
226,398
Barclays plc
56,000 6.125%,  12/15/2025
d,i
55,957
333,000 6.496%,  9/13/2027
d
341,110
275,000 4.972%,  5/16/2029
d
275,877
301,000 4.942%,  9/10/2030
d
300,040
335,000 5.746%,  8/9/2033
d
340,428
BBVA Mexico SA, Institucion
de Banca Multiple, Grupo
Financiero BBVA Mexico/TX
200,000 5.250%,  9/10/2029
c
200,530
Belrose Funding Trust
430,000 2.330%,  8/15/2030
c
374,996
Berkshire Hathaway Finance
Corporation
449,000 2.850%,  10/15/2050 288,070
BlackRock Funding, Inc.
104,000 5.250%,  3/14/2054 100,291
Blackstone Private Credit Fund
208,000 5.600%,  11/22/2029
c
206,252
210,000 6.250%,  1/25/2031 213,503
Blue Owl Capital Corporation II
164,000 8.450%,  11/15/2026 171,910
Blue Owl Credit Income
Corporation
282,000 4.700%,  2/8/2027 278,511
Blue Owl Technology Finance
Corporation
115,000 4.750%,  12/15/2025
c
114,412
181,000 3.750%,  6/17/2026
c
176,692
232,000 6.100%,  3/15/2028
c
231,393
217,000 6.750%,  4/4/2029 219,950
BNP Paribas SA
314,000 5.283%,  11/19/2030
c,d
317,296
564,000 3.132%,  1/20/2033
c,d
491,582
BPCE SA
440,000 3.500%,  10/23/2027
c
426,235
250,000 5.876%,  1/14/2031
c,d
256,024
Bread Financial Holdings, Inc.
51,000 8.375%,  6/15/2035
c,d
49,869
Brookfield Finance, Inc.
156,000 5.813%,  3/3/2055 152,184
Burford Capital Global Finance,
LLC
134,000 9.250%,  7/1/2031
c
141,179
Camden Property Trust
278,000 3.150%,  7/1/2029 262,301
Capital One Financial Corporation
500,000 4.200%,  10/29/2025 498,041
71,000 5.700%,  2/1/2030
d
72,527
Charles Schwab Corporation
220,000 6.136%,  8/24/2034
d
234,153
Chubb INA Holdings, LLC
220,000 4.350%,  11/3/2045 188,971
Citadel, LP
194,000 6.375%,  1/23/2032
c
199,054
Citigroup, Inc.
348,000 3.200%,  10/21/2026 341,148
520,000 3.668%,  7/24/2028
d
508,682

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  9.3% Value
Financials  0.8% - continued
$ 175,000 3.520%,  10/27/2028
d
$ 170,090
130,000 5.174%,  2/13/2030
d
131,692
478,000 4.910%,  5/24/2033
d
468,726
284,000 6.174%,  5/25/2034
d
291,092
252,000 6.020%,  1/24/2036
d
254,407
Citizens Financial Group, Inc.
136,000 5.718%,  7/23/2032
d
138,446
CNA Financial Corporation
160,000 5.125%,  2/15/2034 158,908
Comerica, Inc.
75,000 5.982%,  1/30/2030
d
76,212
Constellation Insurance, Inc.
138,000 6.800%,  1/24/2030
c
136,340
Cooperatieve Rabobank UA
447,000 5.564%,  2/28/2029
c,d
457,374
Corebridge Financial, Inc.
117,000 6.375%,  9/15/2054
d
116,238
169,000 4.350%,  4/5/2042 141,321
Countrywide Home Loans, Inc.
149,768
5.750%,  4/25/2037, Ser.
2007-3, Class A27 68,264
Cousins Properties, LP
69,000 5.375%,  2/15/2032 68,715
Credit Acceptance Corporation
82,000 9.250%,  12/15/2028
c
86,809
31,000 6.625%,  3/15/2030
c
30,539
Credit Agricole SA
250,000 5.230%,  1/9/2029
c,d
252,707
Credit Suisse Group AG
350,000 7.250%,  N/A
*,j
26,250
Deutsche Bank AG/New York, NY
354,000 5.373%,  1/10/2029
d
357,910
239,000 6.819%,  11/20/2029
d
253,441
500,000 3.729%,  1/14/2032
d
449,597
Discover Bank
475,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
d
485,279
Diversified Healthcare Trust
47,000 Zero Coupon,  1/15/2026
c
44,301
Drawbridge Special Opportunities
Fund, LP
199,000 3.875%,  2/15/2026
c
195,167
Elevance Health, Inc.
375,000 3.125%,  5/15/2050 243,948
300,000 4.625%,  5/15/2042 264,628
EPR Properties
190,000 4.950%,  4/15/2028 188,156
Fairfax Financial Holdings, Ltd.
207,000 6.350%,  3/22/2054 210,882
FirstCash, Inc.
143,000 5.625%,  1/1/2030
c
138,656
First-Citizens Bank & Trust
Company
189,000 6.125%,  3/9/2028 196,197
Five Corners Funding Trust IV
224,000 5.997%,  2/15/2053
c
227,395
Fortitude Group Holdings, LLC
383,000 6.250%,  4/1/2030
c
387,193
Fortress Transportation and
Infrastructure Investors, LLC
60,000 5.500%,  5/1/2028
c
58,807
136,000 7.000%,  5/1/2031
c
138,179
82,000 7.000%,  6/15/2032
c
83,153
Principal
Amount Long-Term Fixed Income  9.3% Value
Financials  0.8% - continued
Freedom Mortgage Corporation
$ 59,000 7.625%,  5/1/2026
c
$ 58,839
Freedom Mortgage Holdings, LLC
133,000 9.250%,  2/1/2029
c
135,067
57,000 9.125%,  5/15/2031
c
57,360
49,000 8.375%,  4/1/2032
c
47,878
FS KKR Capital Corporation
450,000 3.400%,  1/15/2026 444,107
GGAM Finance, Ltd.
54,000 7.750%,  5/15/2026
c
54,596
58,000 8.000%,  6/15/2028
c
60,819
158,000 5.875%,  3/15/2030
c
155,929
Global Aircraft Leasing Company,
Ltd.
172,000 8.750%,  9/1/2027
c
174,826
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
171,000 3.750%,  12/15/2027
c
160,944
goeasy, Ltd.
94,000 9.250%,  12/1/2028
c
98,680
58,000 7.625%,  7/1/2029
c
58,017
44,000 6.875%,  5/15/2030
c
43,089
Goldman Sachs BDC, Inc.
135,000 6.375%,  3/11/2027 138,300
Goldman Sachs Group, Inc.
318,000 1.948%,  10/21/2027
d
305,023
322,000 6.484%,  10/24/2029
d
340,132
120,000 1.992%,  1/27/2032
d
101,613
810,000 3.102%,  2/24/2033
d
713,893
High Street Funding Trust III
100,000 5.807%,  2/15/2055
c
98,608
Highwoods Realty, LP
171,000 3.050%,  2/15/2030 152,715
150,000 2.600%,  2/1/2031 127,242
Howard Hughes Corporation
37,000 4.125%,  2/1/2029
c
33,762
HSBC Holdings plc
264,000 5.130%,  3/3/2031
d
264,816
300,000 5.402%,  8/11/2033
d
303,278
HUB International, Ltd.
164,000 7.250%,  6/15/2030
c
168,921
Huntington Bancshares, Inc./OH
267,000 5.709%,  2/2/2035
d
269,844
229,000 6.141%,  11/18/2039
d
230,607
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
50,000 6.250%,  5/15/2026 49,509
232,000 5.250%,  5/15/2027 220,565
Intesa Sanpaolo SPA
71,000 4.198%,  6/1/2032
c,d
63,702
Invitation Homes Operating
Partnership, LP
282,000 2.000%,  8/15/2031 235,974
J.P. Morgan Chase & Company
320,000 4.979%,  7/22/2028
d
322,856
350,000 4.505%,  10/22/2028
d
349,647
25,000 4.203%,  7/23/2029
d
24,667
400,000 2.522%,  4/22/2031
d
358,928
400,000 1.953%,  2/4/2032
d
340,277
450,000 4.586%,  4/26/2033
d
438,425
337,000 4.912%,  7/25/2033
d
334,320
228,000 5.766%,  4/22/2035
d
236,962
156,000 5.502%,  1/24/2036
d
159,360

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  9.3% Value
Financials  0.8% - continued
$ 214,000 5.534%,  11/29/2045
d
$ 211,876
Jackson National Life Global
Funding
236,000 5.550%,  7/2/2027
c
240,454
Jane Street Group/JSG Finance,
Inc.
92,000 4.500%,  11/15/2029
c
86,873
36,000 7.125%,  4/30/2031
c
36,982
60,000 6.125%,  11/1/2032
c
59,039
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
49,000 5.000%,  8/15/2028
c
46,067
200,000 6.625%,  10/15/2031
c
197,879
Jefferson Capital Holdings, LLC
47,000 6.000%,  8/15/2026
c
46,723
117,000 9.500%,  2/15/2029
c
124,179
KeyBank NA/Cleveland, OH
258,000 5.000%,  1/26/2033 251,262
Kilroy Realty, LP
109,000 4.250%,  8/15/2029 103,690
93,000 6.250%,  1/15/2036 92,206
Ladder Capital Finance Holdings,
LLLP/Ladder Capital Finance
Corporation
58,000 4.250%,  2/1/2027
c
56,486
155,000 4.750%,  6/15/2029
c
147,616
Liberty Mutual Group, Inc.
32,000 4.125%,  12/15/2051
c,d
30,639
Lloyds Banking Group plc
200,000 5.087%,  11/26/2028
d
201,983
335,000 5.871%,  3/6/2029
d
345,482
Macquarie Airfinance Holdings,
Ltd.
212,000 5.200%,  3/27/2028
c
212,142
57,000 6.400%,  3/26/2029
c
58,917
146,000 5.150%,  3/17/2030
c
143,956
Marsh & McLennan Companies,
Inc.
83,000 5.450%,  3/15/2053 80,537
Massachusetts Mutual Life
Insurance Company
475,000 3.200%,  12/1/2061
c
286,766
Mizuho Financial Group, Inc.
200,000 5.098%,  5/13/2031
d
201,918
Molina Healthcare, Inc.
96,000 4.375%,  6/15/2028
c
91,437
41,000 3.875%,  5/15/2032
c
35,971
70,000 6.250%,  1/15/2033
c
68,893
Morgan Stanley
179,000 5.516%,  11/19/2055
d
174,865
540,000 4.350%,  9/8/2026 537,811
435,000 3.591%,  7/22/2028
d
424,165
223,000 5.164%,  4/20/2029
d
226,023
260,000 3.622%,  4/1/2031
d
245,495
223,000 5.250%,  4/21/2034
d
223,110
168,000 5.831%,  4/19/2035
d
174,093
116,000 5.587%,  1/18/2036
d
118,467
394,000 5.297%,  4/20/2037
d
386,476
Morgan Stanley Direct Lending
Fund
159,000 6.150%,  5/17/2029 160,752
MPT Operating Partnership, LP/
MPT Finance Corporation
78,000 8.500%,  2/15/2032
c
79,458
Principal
Amount Long-Term Fixed Income  9.3% Value
Financials  0.8% - continued
Nasdaq, Inc.
$ 335,000 3.250%,  4/28/2050 $ 225,478
Nationstar Mortgage Holdings,
Inc.
29,000 5.500%,  8/15/2028
c
28,763
60,000 6.500%,  8/1/2029
c
60,828
90,000 5.125%,  12/15/2030
c
89,769
32,000 7.125%,  2/1/2032
c
33,240
NatWest Group plc
250,000 4.445%,  5/8/2030
d
245,094
325,000 6.475%,  6/1/2034
d
338,620
Navient Corporation
34,000 5.000%,  3/15/2027 33,268
37,000 5.500%,  3/15/2029 35,014
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
37,000 4.500%,  9/30/2028
c
34,876
New York Life Global Funding
331,000 4.550%,  1/28/2033
c
321,052
Nomura Holdings, Inc.
224,000 5.783%,  7/3/2034 229,726
Omega Healthcare Investors, Inc.
416,000 3.625%,  10/1/2029 388,975
OneMain Finance Corporation
217,000 3.500%,  1/15/2027 207,980
262,000 3.875%,  9/15/2028 242,277
63,000 6.750%,  3/15/2032 61,833
Panther Escrow Issuer, LLC
164,000 7.125%,  6/1/2031
c
167,105
Park Intermediate Holdings, LLC
161,000 4.875%,  5/15/2029
c
150,265
PennyMac Financial Services, Inc.
65,000 6.875%,  2/15/2033
c
64,594
Pine Street Trust III
100,000 6.223%,  5/15/2054
c
102,387
PNC Financial Services Group,
Inc.
107,000 6.615%,  10/20/2027
d
110,269
PRA Group, Inc.
89,000 8.375%,  2/1/2028
c
90,957
Prologis Targeted US Logistics
Fund, LP
216,000 5.250%,  4/1/2029
c
220,396
104,000 5.250%,  1/15/2035
c
103,631
Prologis, LP
146,000 5.250%,  3/15/2054 138,474
Prudential Financial, Inc.
428,000 5.125%,  3/1/2052
d
407,395
Regency Centers, LP
299,000 4.125%,  3/15/2028 295,624
162,000 5.250%,  1/15/2034 162,178
Reinsurance Group of America,
Inc.
231,000 5.750%,  9/15/2034 234,967
RenaissanceRe Holdings, Ltd.
312,000 5.800%,  4/1/2035 319,541
RGA Global Funding
105,000 5.500%,  1/11/2031
c
107,918
RHP Hotel Properties, LP/RHP
Finance Corporation
28,000 4.750%,  10/15/2027 27,331
57,000 4.500%,  2/15/2029
c
53,924

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  9.3% Value
Financials  0.8% - continued
RLJ Lodging Trust, LP
$ 52,000 4.000%,  9/15/2029
c
$ 46,645
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
95,000 3.625%,  3/1/2029
c
87,613
73,000 3.875%,  3/1/2031
c
65,393
32,000 4.000%,  10/15/2033
c
27,450
Ryan Specialty, LLC
30,000 4.375%,  2/1/2030
c
28,544
140,000 5.875%,  8/1/2032
c
138,276
Santander Holdings USA, Inc.
111,000 6.499%,  3/9/2029
d
114,949
296,000 5.473%,  3/20/2029
d
297,666
93,000 6.174%,  1/9/2030
d
95,573
Santander UK Group Holdings plc
460,000 1.673%,  6/14/2027
d
443,138
Service Properties Trust
60,000 5.500%,  12/15/2027 57,875
32,000 8.625%,  11/15/2031
c
33,757
Simon Property Group, LP
343,000 3.800%,  7/15/2050 254,390
Sixth Street Lending Partners
155,000 6.125%,  7/15/2030
c
156,004
SLM Corporation
49,000 6.500%,  1/31/2030 50,279
Societe Generale SA
354,000 4.750%,  11/24/2025
c
352,672
60,000 10.000%,  11/14/2028
c,d,i
64,882
262,000 6.100%,  4/13/2033
c,d
268,344
Standard Chartered plc
200,000 5.545%,  1/21/2029
c,d
203,490
Starwood Property Trust, Inc.
82,000 6.500%,  10/15/2030
c
81,239
State Street Corporation
314,000 4.530%,  2/20/2029
d
314,175
Sumitomo Mitsui Financial Group,
Inc.
329,000 5.710%,  1/13/2030 342,011
275,000 1.710%,  1/12/2031 231,823
Synchrony Financial
115,000 5.935%,  8/2/2030
d
116,618
59,000 7.250%,  2/2/2033 60,735
Synovus Bank
250,000 5.625%,  2/15/2028 251,186
Toronto-Dominion Bank
293,000 5.523%,  7/17/2028 301,247
110,000 5.146%,  9/10/2034
d
108,941
TrueNoord Capital DAC
66,000 8.750%,  3/1/2030
c
66,985
Truist Financial Corporation
227,000 6.047%,  6/8/2027
d
230,779
160,000 5.125%,  12/15/2027
d,i
156,978
266,000 5.122%,  1/26/2034
d
261,218
137,000 5.711%,  1/24/2035
d
139,879
U.S. Bancorp
348,000 5.775%,  6/12/2029
d
358,906
88,000 5.836%,  6/12/2034
d
90,808
146,000 5.678%,  1/23/2035
d
149,256
UBS Group AG
43,000 4.875%,  2/12/2027
c,d,i
41,711
328,000 6.246%,  9/22/2029
c,d
342,823
278,000 3.091%,  5/14/2032
c,d
247,479
200,000 5.699%,  2/8/2035
c,d
205,087
Principal
Amount Long-Term Fixed Income  9.3% Value
Financials  0.8% - continued
$ 200,000 5.379%,  9/6/2045
c,d
$ 191,026
UniCredit SPA
57,000 5.861%,  6/19/2032
c,d
57,190
United Wholesale Mortgage, LLC
154,000 5.500%,  4/15/2029
c
148,474
UnitedHealth Group, Inc.
224,000 5.875%,  2/15/2053 227,193
228,000 4.750%,  5/15/2052 197,099
Vornado Realty, LP
42,000 3.400%,  6/1/2031 35,562
Wells Fargo & Company
43,000 3.900%,  3/15/2026
d,i
42,143
500,000 4.900%,  1/24/2028
d
502,819
338,000 3.526%,  3/24/2028
d
331,194
214,000 5.707%,  4/22/2028
d
218,678
550,000 2.393%,  6/2/2028
d
524,927
234,000 5.574%,  7/25/2029
d
240,362
185,000 5.389%,  4/24/2034
d
186,277
310,000 4.900%,  11/17/2045 268,706
XHR, LP
66,000 4.875%,  6/1/2029
c
61,822
30,000 6.625%,  5/15/2030
c
29,452
Zions Bancorp NA
250,000 6.816%,  11/19/2035
d
255,059
Total 57,989,984
Foreign Government  <0.1%
NBN Company, Ltd.
350,000 2.625%,  5/5/2031
c
311,785
Saudi Arabian Oil Company
200,000 5.250%,  7/17/2034
c
201,095
Teine Energy, Ltd.
150,000 6.875%,  4/15/2029
c
146,660
Total 659,540
Mortgage-Backed Securities  2.9%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
2,946,733 2.000%,  1/1/2052 2,377,511
2,222,697 2.000%,  5/1/2051 1,793,350
4,263,222 2.500%,  5/1/2051 3,595,923
1,728,178 3.500%,  5/1/2052 1,571,750
2,831,343 4.000%,  5/1/2052 2,663,871
1,760,551 5.000%,  7/1/2053 1,737,691
870,910 5.500%,  7/1/2053 877,299
2,316,734 3.500%,  8/1/2052 2,108,357
1,774,994 5.000%,  8/1/2053 1,760,463
2,753,875 5.500%,  9/1/2053 2,785,370
1,792,250 3.500%,  9/1/2047 1,646,476
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
1,197,484 2.500%,  7/1/2030 1,151,760
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
1,671,889 3.000%,  12/1/2036 1,564,981
1,652,100 3.000%,  8/1/2038 1,556,439
2,579,270 3.500%,  5/1/2040 2,430,753
2,485,436 2.500%,  4/1/2042 2,191,404
852,619 2.000%,  5/1/2042 728,786

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  9.3% Value
Mortgage-Backed Securities  2.9% - continued
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
$ 6,855,954 3.000%,  1/1/2052 $ 5,994,280
847,450 2.000%,  2/1/2051 683,750
564,191 2.000%,  2/1/2051 455,208
3,276,790 2.500%,  2/1/2051 2,733,097
2,760,561 2.500%,  2/1/2051 2,326,823
9,560,760 2.000%,  3/1/2051 7,655,222
1,373,846 2.000%,  3/1/2051 1,092,542
4,875,584 4.000%,  3/1/2051 4,588,840
2,425,807 2.000%,  3/1/2052 1,952,223
7,400,383 3.000%,  3/1/2052 6,429,685
6,352,510 2.000%,  4/1/2051 5,058,799
4,446,495 3.000%,  4/1/2051 3,886,372
3,764,236 3.000%,  5/1/2050 3,276,196
1,045,685 2.000%,  5/1/2051 839,613
3,388,300 3.000%,  5/1/2051 2,991,186
6,414,353 2.000%,  6/1/2050 5,150,859
2,777,135 3.000%,  6/1/2050 2,470,343
1,183,708 4.000%,  6/1/2052 1,106,784
1,304,401 5.000%,  6/1/2053 1,289,200
4,792,300 2.500%,  7/1/2051 4,057,950
1,123,150 3.500%,  7/1/2051 1,023,618
3,374,003 4.000%,  7/1/2052 3,154,751
1,038,356 2.500%,  8/1/2050 879,003
1,820,854 3.500%,  8/1/2050 1,664,349
3,131,877 3.500%,  8/1/2052 2,829,126
5,835,183 4.500%,  8/1/2052 5,596,726
2,435,142 5.000%,  8/1/2053 2,406,764
4,822,928 6.000%,  8/1/2054 4,994,497
1,077,635 2.500%,  9/1/2051 907,275
1,650,236 3.500%,  9/1/2052 1,500,944
918,336 3.500%,  9/1/2052 835,209
1,942,105 5.000%,  9/1/2052 1,914,739
3,128,101 4.500%,  9/1/2053 3,001,199
1,888,438 4.500%,  9/1/2053 1,817,747
4,749,585 4.000%,  10/1/2052 4,452,710
1,022,602 2.000%,  11/1/2051 823,904
1,217,202 3.500%,  11/1/2052 1,110,666
4,187,438 2.000%,  12/1/2050 3,362,271
9,422,358 2.500%,  12/1/2051 7,925,131
5,725,884 4.500%,  12/1/2052 5,515,314
2,450,000 6.000%,  4/1/2041 2,488,323
11,425,000 5.500%,  5/1/2041 11,399,994
2,087,666 3.500%,  12/1/2047 1,923,068
9,650,000 3.000%,  4/1/2048 8,362,334
7,100,000 3.500%,  5/1/2049 6,398,631
6,425,000 5.000%,  5/1/2049 6,291,554
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
5,620,278 2.500%,  3/1/2062 4,545,319
1,181,867 3.500%,  7/1/2061 1,046,899
2,448,528 4.000%,  12/1/2061 2,264,230
Total 197,017,451
Technology  0.2%
Accenture Capital, Inc.
227,000 4.500%,  10/4/2034 219,342
Adobe, Inc.
310,000 5.300%,  1/17/2035
a
319,236
Advanced Micro Devices, Inc.
225,000 4.393%,  6/1/2052
a
191,086
Principal
Amount Long-Term Fixed Income  9.3% Value
Technology  0.2% - continued
Amentum Holdings, Inc.
$ 144,000 7.250%,  8/1/2032
c
$ 141,647
Analog Devices, Inc.
525,000 2.950%,  10/1/2051 341,463
Apple, Inc.
292,000 2.650%,  2/8/2051 182,767
241,000 3.750%,  9/12/2047 191,542
Block, Inc.
61,000 3.500%,  6/1/2031 53,632
255,000 6.500%,  5/15/2032
c
257,571
Boost Newco Borrower, LLC
169,000 7.500%,  1/15/2031
c
175,918
Broadcom, Inc.
2,000 5.050%,  7/12/2027 2,025
121,000 3.469%,  4/15/2034
c
106,511
452,000 3.137%,  11/15/2035
c
374,642
500,000 3.187%,  11/15/2036
c
410,398
250,000 4.926%,  5/15/2037
c
240,371
Cadence Design Systems, Inc.
117,000 4.700%,  9/10/2034 114,238
Central Parent, Inc./CDK Global,
Inc.
59,000 7.250%,  6/15/2029
c
51,057
Cisco Systems, Inc.
103,000 5.300%,  2/26/2054 100,823
69,000 4.950%,  2/26/2031 70,385
Clarivate Science Holdings
Corporation
62,000 3.875%,  7/1/2028
c
57,514
Cloud Software Group, Inc.
357,000 6.500%,  3/31/2029
c
347,027
CommScope, LLC
63,000 4.750%,  9/1/2029
c
56,010
63,000 9.500%,  12/15/2031
c
64,890
Consensus Cloud Solutions, Inc.
29,000 6.000%,  10/15/2026
c
28,794
CoreLogic, Inc.
35,000 4.500%,  5/1/2028
c
32,577
Dell International, LLC/EMC
Corporation
229,000 4.750%,  4/1/2028 230,047
Dell, Inc.
196,000 6.500%,  4/15/2038 206,802
Diebold Nixdorf, Inc.
151,000 7.750%,  3/31/2030
c
156,521
Fiserv, Inc.
220,000 2.650%,  6/1/2030 198,052
215,000 5.350%,  3/15/2031 220,466
195,000 5.600%,  3/2/2033 200,378
230,000 5.150%,  8/12/2034 228,125
Foundry JV Holdco, LLC
251,000 5.900%,  1/25/2030
c
259,981
200,000 5.900%,  1/25/2033
c
203,516
Gen Digital, Inc.
5,000 6.750%,  9/30/2027
c
5,061
70,000 7.125%,  9/30/2030
c
71,450
31,000 6.250%,  4/1/2033
c
30,859
Global Payments, Inc.
216,000 5.950%,  8/15/2052 208,997
337,000 5.300%,  8/15/2029 342,170
Hewlett Packard Enterprise
Company
313,000 4.400%,  9/25/2027 312,049

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  9.3% Value
Technology  0.2% - continued
$ 187,000 4.850%,  10/15/2031 $ 185,067
II-VI, Inc.
58,000 5.000%,  12/15/2029
c
55,330
Intel Corporation
391,000 4.900%,  7/29/2045 328,444
Iron Mountain, Inc.
296,000 4.875%,  9/15/2029
c
282,536
160,000 5.250%,  7/15/2030
c
153,413
182,000 4.500%,  2/15/2031
c
166,837
KLA Corporation
338,000 3.300%,  3/1/2050 234,597
Marvell Technology, Inc.
54,000 5.950%,  9/15/2033 56,326
Mastercard, Inc.
265,000 3.950%,  2/26/2048 216,257
Microchip Technology, Inc.
47,000 5.050%,  3/15/2029 47,318
Microsoft Corporation
48,000 2.500%,  9/15/2050 29,819
NCR Atleos Corporation
47,000 9.500%,  4/1/2029
c
50,962
NCR Voyix Corporation
85,000 5.000%,  10/1/2028
c
81,789
53,000 5.125%,  4/15/2029
c
50,478
Neptune Bidco US, Inc.
225,000 9.290%,  4/15/2029
c
195,221
NXP BV/NXP Funding, LLC
150,000 5.550%,  12/1/2028 153,628
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
106,000 4.300%,  6/18/2029 103,860
250,000 3.250%,  5/11/2041 183,264
Open Text Corporation
102,000 3.875%,  12/1/2029
c
92,785
Open Text Holdings, Inc.
220,000 4.125%,  2/15/2030
c
200,630
Oracle Corporation
224,000 6.900%,  11/9/2052 246,930
274,000 4.800%,  8/3/2028 276,212
198,000 5.250%,  2/3/2032 200,553
103,000 4.700%,  9/27/2034 98,360
450,000 3.850%,  7/15/2036 390,008
624,000 4.000%,  7/15/2046 477,211
PayPal Holdings, Inc.
191,000 5.500%,  6/1/2054 184,571
Pitney Bowes, Inc.
29,000 6.875%,  3/15/2027
c
28,964
RingCentral, Inc.
160,000 8.500%,  8/15/2030
c
168,187
Rocket Software, Inc.
70,000 9.000%,  11/28/2028
c
72,185
Roper Technologies, Inc.
273,000 1.750%,  2/15/2031 229,436
Seagate HDD Cayman
114,560 9.625%,  12/1/2032 128,846
Sensata Technologies BV
140,000 4.000%,  4/15/2029
c
128,675
Sensata Technologies, Inc.
62,000 4.375%,  2/15/2030
c
57,274
33,000 3.750%,  2/15/2031
c
28,814
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
60,000 4.625%,  11/1/2026
c
58,930
Principal
Amount Long-Term Fixed Income  9.3% Value
Technology  0.2% - continued
$ 15,000 6.750%,  8/15/2032
c
$ 15,119
SS&C Technologies, Inc.
106,000 5.500%,  9/30/2027
c
105,198
30,000 6.500%,  6/1/2032
c
30,324
Synopsys, Inc.
196,000 5.700%,  4/1/2055 194,611
Texas Instruments, Inc.
224,000 5.050%,  5/18/2063 205,288
UKG, Inc.
59,000 6.875%,  2/1/2031
c
59,852
Verisk Analytics, Inc.
117,000 5.250%,  3/15/2035 116,853
Viavi Solutions, Inc.
128,000 3.750%,  10/1/2029
c
117,050
VMware, LLC
300,000 2.200%,  8/15/2031 254,992
Xerox Holdings Corporation
15,000 5.000%,  8/15/2025
c
14,832
226,000 5.500%,  8/15/2028
c
158,685
Total 13,922,461
Transportation  <0.1%
Air Canada
59,000 3.875%,  8/15/2026
c
57,695
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
158,333 5.500%,  4/20/2026
c
157,900
165,446 5.750%,  4/20/2029
c
161,886
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
76,000 5.375%,  3/1/2029
c
68,543
Burlington Northern Santa Fe, LLC
309,000 2.875%,  6/15/2052 194,142
240,000 4.450%,  3/15/2043 211,121
Canadian Pacific Railway
Company
225,000 4.700%,  5/1/2048 197,476
CSX Corporation
360,000 3.800%,  4/15/2050 274,853
DCLI Bidco, LLC
54,000 7.750%,  11/15/2029
c
55,581
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
456,000 4.750%,  10/20/2028
c
454,105
ERAC USA Finance, LLC
224,000 5.400%,  5/1/2053
c
216,287
JetBlue Airways Corporation/
JetBlue Loyalty, LP
108,000 9.875%,  9/20/2031
c
106,606
Mileage Plus Holdings, LLC
253,800 6.500%,  6/20/2027
c
254,894
OneSky Flight, LLC
148,000 8.875%,  12/15/2029
c
149,581
Rand Parent, LLC
152,000 8.500%,  2/15/2030
a,c
150,481
RXO, Inc.
58,000 7.500%,  11/15/2027
c
59,640
Star Leasing Company, LLC
61,000 7.625%,  2/15/2030
c
58,627
Stena International SA
94,000 7.250%,  1/15/2031
c
93,956
Stonepeak Nile Parent, LLC
47,000 7.250%,  3/15/2032
c
47,907

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  9.3% Value
Transportation  <0.1% - continued
Union Pacific Corporation
$ 449,000 2.973%,  9/16/2062 $ 262,102
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
36,000 7.875%,  5/1/2027
c
35,353
68,000 6.375%,  2/1/2030
a,c
59,570
Total 3,328,306
U.S. Government & Agencies  3.0%
U.S. Treasury Bonds
1,500,000 2.875%,  5/15/2052 1,089,082
723,000 3.625%,  5/15/2053 609,015
680,000 1.625%,  11/15/2050 370,148
4,000,000 4.750%,  11/15/2053 4,088,594
5,830,000 5.250%,  11/15/2028 6,089,845
2,050,000 4.375%,  5/15/2040 2,034,705
7,430,000 1.375%,  11/15/2040 4,828,339
11,465,000 3.000%,  5/15/2042 9,337,257
2,500,000 3.250%,  5/15/2042 2,112,402
25,124,000 2.500%,  5/15/2046 17,804,672
16,725,000 2.875%,  5/15/2049 12,327,501
U.S. Treasury Notes
16,300,000 2.875%,  5/31/2025 16,258,826
2,500,000 4.250%,  12/31/2025 2,502,070
12,650,000 2.625%,  1/31/2026 12,498,546
2,500,000 0.500%,  2/28/2026 2,419,805
25,060,000 2.500%,  2/28/2026 24,701,916
100,000 4.625%,  2/28/2026 100,442
10,500,000 3.500%,  9/30/2026 10,430,274
20,005,000 2.250%,  11/15/2027 19,190,734
10,550,000 3.875%,  12/31/2027 10,547,527
300,000 0.750%,  1/31/2028 274,981
3,200,000 3.625%,  3/31/2028 3,176,750
18,050,000 2.875%,  5/15/2028 17,509,205
2,500,000 3.750%,  12/31/2028 2,485,254
10,600,000 3.500%,  9/30/2029 10,407,461
160,000 1.375%,  11/15/2031 135,125
4,400,000 4.125%,  11/15/2032 4,406,531
1,400,000 3.500%,  2/15/2033 1,341,047
7,900,000 4.500%,  11/15/2033 8,088,859
Total 207,166,913
Utilities  0.2%
AES Corporation
450,000 3.950%,  7/15/2030
c
422,021
Algonquin Power & Utilities
Corporation
161,000 4.750%,  1/18/2082
d
153,352
Alpha Generation, LLC
52,000 6.750%,  10/15/2032
c
52,034
American Water Capital
Corporation
210,000 5.450%,  3/1/2054 202,411
Berkshire Hathaway Energy
Company
375,000 4.500%,  2/1/2045 324,347
Calpine Corporation
125,000 4.500%,  2/15/2028
c
121,181
CenterPoint Energy, Inc.
126,000 4.250%,  11/1/2028 123,837
Commonwealth Edison Company
355,000 3.700%,  3/1/2045 273,484
Principal
Amount Long-Term Fixed Income  9.3% Value
Utilities  0.2% - continued
Consolidated Edison Company of
New York, Inc.
$ 168,000 4.500%,  12/1/2045 $ 144,519
450,000 4.125%,  5/15/2049 355,126
Constellation Energy Generation,
LLC
108,000 6.125%,  1/15/2034 113,806
Consumers Energy Company
367,000 4.350%,  4/15/2049 310,827
Dominion Energy, Inc.
29,000 6.875%,  2/1/2055
d
30,025
29,000 7.000%,  6/1/2054
d
30,481
DTE Electric Company
265,000 3.700%,  3/15/2045 206,257
145,000 3.700%,  6/1/2046 111,753
Duke Energy Carolinas, LLC
340,000 3.700%,  12/1/2047 254,926
Duke Energy Corporation
41,000 6.450%,  9/1/2054
d
40,931
326,000 5.450%,  6/15/2034
a
330,427
Duke Energy Indiana, LLC
295,000 3.750%,  5/15/2046 224,014
Edison International
50,000 7.875%,  6/15/2054
d
48,122
Enel Finance International NV
220,000 5.125%,  6/26/2029
c
222,347
Entergy Louisiana, LLC
60,000 5.800%,  3/15/2055 59,710
Eversource Energy
281,000 4.750%,  5/15/2026 281,127
Exelon Corporation
275,000 4.700%,  4/15/2050 230,714
336,000 4.450%,  4/15/2046 278,136
FirstEnergy Corporation
281,000 4.850%,  7/15/2047 240,296
Georgia Power Company
190,000 4.950%,  5/17/2033 188,689
102,000 5.250%,  3/15/2034 102,916
ITC Holdings Corporation
224,000 5.300%,  7/1/2043 209,754
Jersey Central Power & Light
Company
200,000 2.750%,  3/1/2032
c
172,851
Lightning Power, LLC
171,000 7.250%,  8/15/2032
c
176,058
Long Ridge Energy, LLC
93,000 8.750%,  2/15/2032
c
89,841
MidAmerican Energy Company
253,000 5.850%,  9/15/2054 259,905
National Rural Utilities Cooperative
Finance Corporation
138,000 3.700%,  3/15/2029 134,178
NextEra Energy Capital Holdings,
Inc.
219,000 5.900%,  3/15/2055 218,686
116,000 5.300%,  3/15/2032 117,887
NiSource, Inc.
29,000 6.375%,  3/31/2055
d
28,656
415,000 5.650%,  2/1/2045 404,017
NRG Energy, Inc.
50,000 3.375%,  2/15/2029
c
45,908
80,000 5.250%,  6/15/2029
c
77,963
48,000 6.000%,  2/1/2033
c
46,696

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  9.3% Value
Utilities  0.2% - continued
$ 48,000 6.250%,  11/1/2034
c
$ 47,252
Pacific Gas and Electric Company
250,000 3.300%,  12/1/2027 239,853
213,000 5.550%,  5/15/2029 215,907
199,000 4.550%,  7/1/2030 192,625
215,000 6.950%,  3/15/2034 232,974
102,000 5.800%,  5/15/2034 102,995
PG&E Corporation
67,000 7.375%,  3/15/2055
d
65,851
92,000 5.000%,  7/1/2028 89,499
PPL Capital Funding, Inc.
225,000 5.250%,  9/1/2034 223,886
PPL Electric Utilities Corporation
204,000 3.950%,  6/1/2047 163,338
Public Service Company of
Colorado
267,000 4.500%,  6/1/2052 222,881
Public Service Enterprise Group,
Inc.
321,000 4.900%,  3/15/2030 322,518
San Diego Gas & Electric
Company
500,000 4.150%,  5/15/2048 392,869
Southern California Edison
Company
87,000 5.450%,  3/1/2035 86,145
Southern Company
274,000 5.113%,  8/1/2027 276,967
312,000 4.850%,  3/15/2035 301,963
Southern Company Gas Capital
Corporation
140,000 4.400%,  5/30/2047 114,382
Southwestern Electric Power
Company
180,000 3.900%,  4/1/2045 137,775
Talen Energy Supply, LLC
116,000 8.625%,  6/1/2030
c
123,041
TerraForm Power Operating, LLC
235,000 5.000%,  1/31/2028
c
227,442
Virginia Electric and Power
Company
77,000 5.350%,  1/15/2054 72,414
284,000 4.600%,  12/1/2048 242,795
Vistra Corporation
57,000 8.000%,  10/15/2026
c,d,i
58,492
143,000 7.000%,  12/15/2026
c,d,i
144,801
Vistra Operations Company, LLC
294,000 5.000%,  7/31/2027
c
289,458
Xcel Energy, Inc.
163,000 4.600%,  6/1/2032 157,137
118,000 5.600%,  4/15/2035 118,467
XPLR Infrastructure Operating
Partners, LP
198,000 3.875%,  10/15/2026
a,c
190,447
19,000 8.375%,  1/15/2031
a,c
18,684
19,000 8.625%,  3/15/2033
a,c
18,485
Total 12,551,559
Total Long-Term Fixed Income
(cost $671,698,756) 635,692,003
Shares Private Equity Funds 1.1% Value
Secondary  1.1%
1 AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP
*,b,k
$ 12,337,109
1 ASF IX, LP
*,b,k
7,671,109
1 ASF VIII Sidecar (Cayman), LP
*,b,k
3,737,071
1 Crown Global Secondaries VI
Feeder SA, SICAV-RAIF
*,b,k
7,158,418
1 LCP X (Offshore), LP
*,b,k
31,324,750
1 StepStone Secondary
Opportunities Fund V Offshore,
LP
*,b,k
11,924,801
Total 74,153,258
Total Private Equity Funds
(cost $61,037,746) 74,153,258
Shares
Collateral Held for Securities
Loaned 0.1% Value
5,572,580 Thrivent Cash Management Trust 5,572,580
Total Collateral Held for
Securities Loaned
(cost $5,572,580) 5,572,580
Shares or
Principal
Amount Short-Term Investments 14.7% Value
Federal Home Loan Bank Discount
Notes
2,200,000 4.240%, 4/2/2025
l,m
2,199,484
900,000 4.235%, 4/16/2025
l,m
898,312
5,000,000 4.232%, 4/23/2025
l,m
4,986,520
700,000 4.215%, 5/2/2025
l,m
697,418
100,000 4.220%, 5/16/2025
l,m
99,470
3,900,000 4.199%, 5/23/2025
l,m
3,876,172
8,600,000 4.196%, 5/28/2025
l,m
8,542,499
4,000,000 4.203%, 6/6/2025
l,m
3,968,882
400,000 4.190%, 6/13/2025
l,m
396,563
100,000 4.185%, 6/25/2025
l,m
99,001
100,000 4.180%, 7/11/2025
l,m
98,840
Federal National Mortgage
Association Discount Notes
7,200,000 4.225%, 4/7/2025
l,m
7,194,092
800,000 4.195%, 4/9/2025
l,m
799,156
300,000 4.195%, 4/10/2025
l,m
299,648
1,500,000 4.210%, 4/11/2025
l,m
1,498,066
500,000 4.175%, 4/24/2025
l,m
498,593
19,300,000 4.215%, 5/5/2025
l,m
19,222,130
State Street Institutional U.S.
Government Money Market
Fund
237,388,092 4.293%
l
237,388,092
Thrivent Core Short-Term Reserve
Fund
70,354,057 4.600% 703,540,572
U.S. Treasury Bills
15,000,000 4.213%, 4/24/2025
l
14,959,419
900,000 4.220%, 5/8/2025
l
896,083
100,000 4.197%, 6/12/2025
l,n
99,162
Total Short-Term Investments
(cost $1,012,198,652) 1,012,258,174
Total Investments (cost
$5,664,952,161) 100.4% $6,889,535,484
Other Assets and Liabilities, Net
(0.4%) (29,103,307)
Total Net Assets 100.0% $6,860,432,177

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

a All or a portion of the security is on loan.
b Non-income producing security.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of March 31, 2025, the value of these investments was $107,829,522 or 1.6% of
total net assets.
d Denotes variable rate securities. The rate shown is as of
March 31, 2025. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
e Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
March 31, 2025.
f All or a portion of the security is insured or guaranteed.
g Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
h Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of March 31, 2025.
i Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
j Defaulted security.  Interest is not being accrued.
k Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
l The interest rate shown reflects the yield.
m All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
n At March 31, 2025, $99,162 of investments were segregated
to cover exposure to a counterparty for margin on open
mortgage-backed security transactions.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Moderately Aggressive Allocation Portfolio as of March 31,
2025 was $74,179,508 or 1.08% of total net assets. The
following table indicates the acquisition date and cost of
restricted securities shown in the schedule as of March 31,
2025.
Security
Acquisition
Date Cost
AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP  6/28/2024 $ 9,852,496
ASF IX, LP  3/18/2024 6,642,909
ASF VIII Sidecar (Cayman), LP  6/28/2024 3,264,381
Credit Suisse Group AG  9/5/2018 350,000
Crown Global Secondaries VI
Feeder SA, SICAV-RAIF  2/15/2024 5,400,000
LCP X (Offshore), LP  10/25/2023 25,504,379
StepStone Secondary
Opportunities Fund V
Offshore, LP  6/28/2024 10,373,581
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Aggressive
Allocation Portfolio as of March 31, 2025:
Securities Lending Transactions
Long-Term Fixed Income $ 3,232,862
Common Stock 2,074,998
Total lending $5,307,860
Gross amount payable upon return of
collateral for securities loaned $5,572,580
Net amounts due to counterparty $264,720
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2025, in valuing Moderately Aggressive Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Registered Investment Companies
U.S. Affiliated 2,827,298,846 2,827,298,846 – –
U.S. Unaffiliated 32,517,424 32,517,424 – –
Common Stock
Communications Services 161,239,327 161,239,327 – –
Consumer Discretionary 262,569,087 262,281,745 287,342 –
Consumer Staples 56,431,790 56,431,790 – –
Energy 43,292,972 43,292,972 – –
Financials 252,190,856 252,190,856 – –
Health Care 224,808,089 224,808,089 – –
Industrials 218,550,570 217,564,927 985,643 –
Information Technology 547,563,502 546,946,737 616,765 –
Materials 50,179,078 49,712,730 466,348 –
Real Estate 56,375,698 56,375,698 – –
Utilities 31,612,164 31,612,164 – –
Long-Term Fixed Income
Asset-Backed Securities 13,583,994 – 13,583,994 –
Basic Materials 5,914,202 – 5,914,202 –
Capital Goods 11,007,367 – 11,007,367 –
Collateralized Mortgage Obligations 28,431,360 – 28,431,360 –
Commercial Mortgage-Backed Securities 11,509,464 – 11,509,464 –
Communications Services 17,729,213 – 17,729,213 –
Consumer Cyclical 19,817,777 – 19,817,777 –
Consumer Non-Cyclical 20,632,969 – 20,632,969 –
Energy 14,429,443 – 14,429,443 –
Financials 57,989,984 – 57,989,984 –
Foreign Government 659,540 – 659,540 –
Mortgage-Backed Securities 197,017,451 – 197,017,451 –
Technology 13,922,461 – 13,922,461 –
Transportation 3,328,306 – 3,328,306 –
U.S. Government & Agencies 207,166,913 – 207,166,913 –
Utilities 12,551,559 – 12,551,559 –
Private Equity Funds
Secondary 74,153,258 – – 74,153,258
Short-Term Investments 308,717,602 237,388,092 71,329,510 –
Subtotal Investments in Securities $5,783,192,266 $4,999,661,397 $709,377,611 $74,153,258
Other Investments  * Total
Affiliated Short-Term Investments 703,540,572
U.S. Affiliated Registered Investment Cos. 397,230,066
Collateral Held for Securities Loaned 5,572,580
Subtotal Other Investments $1,106,343,218
Total Investments at Value $6,889,535,484
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of March 31, 2025, in valuing Moderately Aggressive Allocation Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 20,836,671 19,061,191 1,775,480 –
Total Return Swaps 108,751 – 108,751 –
Total Asset Derivatives $20,945,422 $19,061,191 $1,884,231 $–
Liability Derivatives
Futures Contracts 3,809,674 3,809,674 – –
Total Liability Derivatives $3,809,674 $3,809,674 $– $–

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Moderately
Aggressive Allocation Portfolio as discussed in the Notes to Schedule of Investments.
* Change in net unrealized appreciation/(depreciation) on investments.
   % Net realized gains/(losses) on investments.
 # Transferred from Level 2 to Level 3 because of a lack of observable market data, resulting from a decrease in market activity for the securities.
   @ Transferred from level 3 to Level 2 because observable market data became available for the securities.
** The reporting entity's Private Equity Funds - Secondary Level 3 securities are fair valued using the adjusted reported Net Asset Value (NAV) of the investment, adjusted for subsequent investment activity and market movement using inputs determined by the policies and procedures of the reporting entity.  Inputs used in valuation include index returns that are adjusted based on a regression analysis of similar types of assets over time.  Significant changes in the inputs in isolation could result in a significantly lower or higher fair value measurement.
Investments in Securities
Beginning
Value
12/31/2024
Realized
Gain/
(Loss)^
Change in
Unrealized
Appreciation/
(Depreciation)
*  Purchases  Sales
Transfers
Into
Level 3 #
Transfers
Out of Level
3 @
Ending Value
3/31/2025
Private Equity Funds
 Secondary $65,841,314 $-  $1,291,854 $11,952,369 ($4,932,279)  $- $-  $74,153,258
Total  $65,841,314 $-   $1,291,854 $11,952,369 ($4,932,279)  $- $- $74,153,258
 Investments in Securities Ending Value  3/31/2025 Valuation Technique(s) Unobservable  Input(s) Range of Inputs
Private Equity Funds
   Secondary $74,153,258
Adjusted reported investment of
net asset value   Fair Value adjustment ** N/A
Total  $74,153,258
The following table presents Moderately Aggressive Allocation Portfolio's futures contracts held as of March 31, 2025. Investments and/or cash totaling $54,375,609 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 369 June 2025 $ 40,553,546 $ 486,172
CBOT 2-Yr. U.S. Treasury Note 691 June 2025 142,569,145 586,624
CBOT 5-Yr. U.S. Treasury Note 753 June 2025 80,637,686 803,971
CBOT U.S. Long Bond 193 June 2025 22,411,166 224,116
CME E-mini Russell 2000 Index 24 June 2025 2,417,562 14,958
CME E-mini S&P 500 Index 4,175 June 2025 1,164,782,005 15,333,932
CME E-mini S&P Mid-Cap 400 Index 2 June 2025 576,535 11,185
CME Ultra Long Term U.S. Treasury Bond 207 June 2025 25,149,477 156,273
Ultra 10-Yr. U.S. Treasury Note 231 June 2025 26,056,624 306,251
Total Futures Long Contracts $ 1,505,153,746 $ 17,923,482
CBOT U.S. Long Bond (8) June 2025 ( $ 928,915) ( $ 9,335)
CME E-mini Russell 2000 Index (1,692) June 2025 (170,282,642) (1,210,018)
CME E-mini S&P Mid-Cap 400 Index (1,196) June 2025 (348,870,082) (2,586,478)
CME Euro Foreign Exchange Currency (588) June 2025 (80,661,593) 825,893
CME Ultra Long Term U.S. Treasury Bond (5) June 2025 (607,407) (3,843)
Eurex Euro STOXX 50 Index (1,344) June 2025 (77,534,522) 1,775,480
ICE US mini MSCI Emerging Markets Index (319) June 2025 (18,029,076) 311,816
Total Futures Short Contracts ( $ 696,914,237) ($896,485)
Total Futures Contracts $ 808,239,509 $17,026,997

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
EFFR
-
Effective Federal Funds Rate
S&P
-
Standard & Poor's
The following table presents Moderately Aggressive Allocation Portfolio's total return swap contracts held as of March 31, 2025.
Total Return Swaps
Reference Entity Fund Pays #
Fund
Receives
Counter-
party
Termination
Date
Notional
Principal
Amount Value
Upfront
Payments/
(Receipts)
Unrealized
Gain/(Loss)
S&P MidCap 400 Total
Return Index Swap
Total Return EFFR 1 day
+ 45bps
Goldman
Sachs &
Co. LLC
8/6/2025 $ 20,198,243 $ 108,751 $ – $ 108,751
Total Return Swaps $ 108,751 $ – $108,751
# Payment made on Termination Date

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Aggressive
Allocation Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
3/31/2025
Shares Held at
3/31/2025
% of Net
Assets
3/31/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $51,386 $749 $1,142 $51,311 6,265 0.7%
Core Emerging Markets Equity 128,762 – – 132,786 13,875 1.9
Core International Equity 52,512 – 10 56,304 5,137 0.8
Core Low Volatility Equity 5,753 – – 6,172 517 0.1
Core Mid Cap Value 90,954 – – 87,645 8,484 1.3
Core Small Cap Value 68,864 – – 63,013 6,430 0.9
Global Stock 609,566 – – 604,037 40,535 8.8
High Yield 38,508 610 411 38,479 9,254 0.6
Income 110,824 1,236 3,684 109,759 12,393 1.6
International Allocation 513,273 – – 545,001 53,542 8.0
International Index 49,182 – – 53,058 3,676 0.8
Large Cap Value 822,263 – – 838,560 34,592 12.2
Limited Maturity Bond 64,093 640 1,828 63,330 6,440 0.9
Mid Cap Stock 416,337 – 10 400,934 19,517 5.9
Small Cap Stock 193,535 – – 174,141 9,842 2.5
Total U.S. Affiliated Registered Investment
Companies 3,215,812 3,224,530 47.0
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% 1,033,703 113,315 443,477 703,541 70,354 10.2
Total Affiliated Short-Term Investments 1,033,703 703,541 10.2
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 4,600 102,118 101,145 5,573 5,573 0.1
Total Collateral Held for Securities Loaned 4,600 5,573 0.1
Total Value $4,254,115 $3,933,644
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 3/31/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($240) $558 $ – $749
Core Emerging Markets Equity – 4,024 – –
Core International Equity 0 3,802 – –
Core Low Volatility Equity – 419 – –
Core Mid Cap Value Fund – (3,309) – –
Core Small Cap Value Fund – (5,851) – –
Global Stock – (5,529) – –
High Yield (53) (175) – 610
Income (474) 1,857 – 1,237
International Allocation – 31,728 – –
International Index – 3,876 – –
Large Cap Value – 16,297 – –
Limited Maturity Bond 0 425 – 640
Mid Cap Stock 2 (15,395) – –
Small Cap Stock – (19,394) – –
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% 5 (5) – 8,885
Total Income/Non Cash Income from Affiliated
Investments $12,121
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 5
Total Affiliated Income from Securities Loaned, Net $5
Total Value ($760) $13,328 $ –

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 37.4% Value
Asset-Backed Securities  0.8%
Access Group, Inc.
$ 92,893
4.954%,  (SOFR30A +
0.614%), 2/25/2036, Ser.
2013-1, Class A
a,b
$ 92,566
ALLO Issuer, LLC
1,925,000
5.528%,  4/20/2055, Ser.
2025-1A, Class A2
a
1,935,076
Balboa Bay Loan Funding, Ltd.
1,300,000
6.566%,  (TSFR3M +
2.250%), 1/20/2035, Ser.
2021-2A, Class CR
a,b
1,300,000
CarVal CLO I, Ltd.
1,250,000
6.158%,  (TSFR3M +
1.850%), 7/16/2031, Ser.
2018-1A, Class BR
a,b
1,250,609
CMFT Net Lease Master Issuer,
LLC
1,316,844
2.090%,  7/20/2051, Ser.
2021-1, Class A1
a
1,192,637
Commonbond Student Loan Trust
102,951
4.935%,  (TSFR1M +
0.614%), 2/25/2044, Ser.
2018-AGS, Class A2
a,b
101,622
Foundation Finance Trust
558,445
1.270%,  5/15/2041, Ser.
2021-1A, Class A
a
522,689
Goodgreen
1,197,883
3.860%,  10/15/2054, Ser.
2019-1A, Class A
a
1,098,079
Hertz Vehicle Financing III, LLC
1,000,000
5.450%,  9/25/2029, Ser.
2025-1A, Class B
a
1,005,436
Hotwire Funding, LLC
1,750,000
5.893%,  6/20/2054, Ser.
2024-1A, Class A2
a
1,781,135
HTAP
1,433,322
7.000%,  4/25/2037, Ser.
2024-1, Class A
a
1,425,328
HTAP Issuer Trust
1,320,800
6.500%,  4/25/2042, Ser.
2024-2, Class A
a
1,304,332
Laurel Road Prime Student Loan
Trust
554,206
5.950%,  11/25/2043, Ser.
2018-D, Class A
a,b
524,438
MFA Trust
1,208,736
6.330%,  9/25/2054, Ser.
2024-NPL1, Class A1
c
1,210,405
National Collegiate Trust
375,354
5.255%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
a,b
367,331
Oak Street Investment
1,651,191
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
a
1,600,452
Palmer Square Loan Funding, Ltd.
1,000,000
5.921%,  (TSFR3M +
1.600%), 2/15/2033, Ser.
2025-1A, Class B
a,b
999,289
Pretium Mortgage Credit Partners,
LLC
2,351,355
5.835%,  3/25/2055, Ser.
2025-NPL2, Class A1
a,c
2,352,400
Principal
Amount Long-Term Fixed Income  37.4% Value
Asset-Backed Securities  0.8% - continued
Renaissance Home Equity Loan
Trust
$ 2,167,539
5.580%,  11/25/2036, Ser.
2006-3, Class AF2
c
$ 707,860
Saxon Asset Securities Trust
860,035
3.654%,  8/25/2035, Ser.
2004-2, Class MF2
b
758,242
Sunnova Hestia II Issuer, LLC
1,228,763
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
a,d
1,234,111
Unlock HEA Trust
1,250,136
7.000%,  4/25/2039, Ser.
2024-1, Class A
a
1,241,743
1,507,177
6.500%,  10/25/2039, Ser.
2024-2, Class A
a
1,476,404
Vericrest Opportunity Loan
Transferee
187,414
5.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
a
187,348
203,122
6.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
a
203,181
949,461
8.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
a
948,221
840,057
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
a,c
823,933
Wind River CLO, Ltd.
1,275,000
6.555%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
a,b
1,275,414
Total 28,920,281
Basic Materials  0.4%
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
216,000 8.625%,  6/15/2029
a
226,343
Alumina, Pty. Ltd.
200,000 6.125%,  3/15/2030
a
199,492
ATI, Inc.
272,000 7.250%,  8/15/2030 280,361
Avient Corporation
220,000 6.250%,  11/1/2031
a
217,930
Axalta Coating Systems Dutch
Holding B BV
182,000 7.250%,  2/15/2031
a
187,703
Cascades, Inc./Cascades USA,
Inc.
316,000 5.125%,  1/15/2026
a
313,119
Celanese US Holdings, LLC
59,000 6.600%,  11/15/2028 60,857
98,000 6.500%,  4/15/2030 97,293
83,000 6.629%,  7/15/2032 85,239
33,000 6.750%,  4/15/2033 32,034
Cerdia Finanz GmbH
250,000 9.375%,  10/3/2031
a
255,778
Chemours Company
350,000 5.750%,  11/15/2028
a
322,819
Chevron Phillips Chemical
Company, LLC
577,000 4.750%,  5/15/2030
a
576,087
Cleveland-Cliffs, Inc.
142,000 5.875%,  6/1/2027 141,005
230,000 4.625%,  3/1/2029
a
213,731
170,000 6.875%,  11/1/2029
a
166,355

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  37.4% Value
Basic Materials  0.4% - continued
$ 277,000 4.875%,  3/1/2031
a
$ 241,010
100,000 7.375%,  5/1/2033
a
95,954
129,000 6.250%,  10/1/2040 105,197
Consolidated Energy Finance SA
485,000 5.625%,  10/15/2028
a
417,100
Eastman Chemical Company
430,000 5.000%,  8/1/2029 432,242
First Quantum Minerals, Ltd.
76,000 6.875%,  10/15/2027
a
75,940
FMC Corporation
519,000 5.150%,  5/18/2026 520,326
FMG Resources August 2006, Pty.
Ltd.
79,000 4.500%,  9/15/2027
a
76,614
129,000 5.875%,  4/15/2030
a
127,391
132,000 6.125%,  4/15/2032
a
130,186
Glencore Funding, LLC
765,000 4.000%,  3/27/2027
a
754,557
654,000 4.907%,  4/1/2028
a
656,671
Hecla Mining Company
175,000 7.250%,  2/15/2028 176,651
Hudbay Minerals, Inc.
216,000 4.500%,  4/1/2026
a
212,760
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
155,000 9.000%,  7/1/2028
a
154,064
INEOS Finance plc
389,000 7.500%,  4/15/2029
a
387,109
International Flavors & Fragrances,
Inc.
560,000 1.230%,  10/1/2025
a
549,714
Magnera Corporation
320,000 7.250%,  11/15/2031
a
311,235
Mercer International, Inc.
157,000 5.125%,  2/1/2029 134,547
Methanex Corporation
195,000 5.125%,  10/15/2027 191,187
129,000 5.250%,  12/15/2029
e
123,895
Methanex US Operations, Inc.
133,000 6.250%,  3/15/2032
a
129,547
Mineral Resources, Ltd.
211,000 9.250%,  10/1/2028
a
210,977
87,000 8.500%,  5/1/2030
a
84,146
Newmont Corporation/Newcrest
Finance, Pty. Ltd.
183,000 5.350%,  3/15/2034 184,686
Novelis Corporation
58,000 3.250%,  11/15/2026
a
56,071
135,000 4.750%,  1/30/2030
a
125,875
160,000 3.875%,  8/15/2031
a
139,105
Olin Corporation
89,000 6.625%,  4/1/2033
a
86,473
SCIL IV, LLC/SCIL USA Holdings,
LLC
274,000 5.375%,  11/1/2026
a
269,508
Sherwin-Williams Company
331,000 4.800%,  9/1/2031 330,169
Smurfit Kappa Treasury, ULC
500,000 5.777%,  4/3/2054
a
493,085
SNF Group SACA
302,000 3.375%,  3/15/2030
a
266,686
Steel Dynamics, Inc.
205,000 5.250%,  5/15/2035 203,044
Principal
Amount Long-Term Fixed Income  37.4% Value
Basic Materials  0.4% - continued
SunCoke Energy, Inc.
$ 438,000 4.875%,  6/30/2029
a
$ 401,969
Taseko Mines, Ltd.
269,000 8.250%,  5/1/2030
a
274,641
Tronox, Inc.
135,000 4.625%,  3/15/2029
a
115,456
WR Grace Holdings, LLC
99,000 4.875%,  6/15/2027
a
95,615
Total 12,717,549
Capital Goods  0.6%
Advanced Drainage Systems, Inc.
264,000 6.375%,  6/15/2030
a
265,149
AECOM
136,000 5.125%,  3/15/2027 134,936
Amsted Industries, Inc.
280,000 6.375%,  3/15/2033
a
278,515
Axon Enterprise, Inc.
49,000 6.125%,  3/15/2030
a
49,452
49,000 6.250%,  3/15/2033
a
49,504
BAE Systems plc
400,000 5.250%,  3/26/2031
a
407,890
Ball Corporation
159,000 3.125%,  9/15/2031 137,818
Boeing Company
551,000 5.040%,  5/1/2027 553,506
299,000 6.259%,  5/1/2027 307,629
335,000 6.388%,  5/1/2031 356,982
508,000 5.705%,  5/1/2040 493,830
Bombardier, Inc.
196,000 6.000%,  2/15/2028
a
193,421
109,000 7.250%,  7/1/2031
a
109,371
373,000 7.000%,  6/1/2032
a,e
371,386
120,000 7.450%,  5/1/2034
a
123,065
Builders FirstSource, Inc.
265,000 5.000%,  3/1/2030
a
253,277
Camelot Return Merger Sub, Inc.
194,000 8.750%,  8/1/2028
a
159,807
Canpack SA/Canpack US, LLC
415,000 3.875%,  11/15/2029
a
376,072
Carrier Global Corporation
567,000 2.700%,  2/15/2031 505,332
Chart Industries, Inc.
411,000 7.500%,  1/1/2030
a
426,267
Clean Harbors, Inc.
264,000 6.375%,  2/1/2031
a
266,824
Clydesdale Acquisition Holdings,
Inc.
55,000 6.625%,  4/15/2029
a
55,304
247,000 6.875%,  1/15/2030
a
248,873
130,000 6.750%,  4/15/2032
a
130,899
Cornerstone Building Brands, Inc.
67,000 9.500%,  8/15/2029
a
55,737
Crown Cork & Seal Company, Inc.
183,000 7.375%,  12/15/2026 188,186
Emerson Electric Company
260,000 5.000%,  3/15/2035 261,737
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
401,000 6.625%,  12/15/2030
a
401,178
ESAB Corporation
107,000 6.250%,  4/15/2029
a
108,562

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  37.4% Value
Capital Goods  0.6% - continued
GFL Environmental, Inc.
$ 339,000 4.000%,  8/1/2028
a
$ 322,181
491,000 3.500%,  9/1/2028
a
463,931
H&E Equipment Services, Inc.
138,000 3.875%,  12/15/2028
a
137,554
Herc Holdings, Inc.
84,000 5.500%,  7/15/2027
a
83,648
212,000 6.625%,  6/15/2029
a
212,681
Ingersoll Rand, Inc.
499,000 5.176%,  6/15/2029 507,460
128,000 5.700%,  8/14/2033 132,108
Lockheed Martin Corporation
284,000 6.150%,  9/1/2036 310,527
Martin Marietta Materials, Inc.
249,000 5.150%,  12/1/2034 247,448
Mueller Water Products, Inc.
232,000 4.000%,  6/15/2029
a
215,537
Nesco Holdings II, Inc.
353,000 5.500%,  4/15/2029
a
325,793
New Enterprise Stone and Lime
Company, Inc.
433,000 5.250%,  7/15/2028
a
418,512
Nordson Corporation
512,000 5.600%,  9/15/2028 527,658
Northrop Grumman Corporation
935,000 3.850%,  4/15/2045 738,547
OI European Group BV
278,000 4.750%,  2/15/2030
a
254,446
Owens-Brockway Glass Container,
Inc.
221,000 6.625%,  5/13/2027
a
219,789
105,000 7.375%,  6/1/2032
a,e
100,213
Quikrete Holdings, Inc.
495,000 6.375%,  3/1/2032
a
498,143
Regal Rexnord Corporation
670,000 6.050%,  2/15/2026 675,072
Resideo Funding, Inc.
270,000 6.500%,  7/15/2032
a
269,355
Reworld Holding Corporation
208,000 4.875%,  12/1/2029
a
193,464
Roller Bearing Company of
America, Inc.
314,000 4.375%,  10/15/2029
a
294,777
RTX Corporation
159,000 6.400%,  3/15/2054 174,043
414,000 4.125%,  11/16/2028 408,162
775,000 4.450%,  11/16/2038 706,975
600,000 4.500%,  6/1/2042 527,761
Sealed Air Corporation/Sealed Air
Corporation (US)
206,000 6.125%,  2/1/2028
a
206,297
Smyrna Ready Mix Concrete, LLC
378,000 8.875%,  11/15/2031
a
391,622
Sonoco Products Company
450,000 4.600%,  9/1/2029 443,473
Spirit AeroSystems, Inc.
118,000 4.600%,  6/15/2028 113,188
79,000 9.750%,  11/15/2030
a
87,204
SRM Escrow Issuer, LLC
108,000 6.000%,  11/1/2028
a
104,788
Standard Industries, Inc./NY
129,000 4.750%,  1/15/2028
a
124,856
129,000 3.375%,  1/15/2031
a
112,161
Principal
Amount Long-Term Fixed Income  37.4% Value
Capital Goods  0.6% - continued
Textron, Inc.
$ 710,000 3.375%,  3/1/2028 $ 684,782
TopBuild Corporation
87,000 4.125%,  2/15/2032
a
77,393
Trane Technologies Financing, Ltd.
283,000 5.100%,  6/13/2034 284,135
TransDigm, Inc.
309,000 6.750%,  8/15/2028
a
313,513
457,000 7.125%,  12/1/2031
a
470,179
378,000 6.625%,  3/1/2032
a
382,817
332,000 6.000%,  1/15/2033
a
326,734
Trivium Packaging Finance
203,000 5.500%,  8/15/2026
a
199,856
United Rentals North America, Inc.
405,000 4.875%,  1/15/2028 398,084
360,000 4.000%,  7/15/2030 332,154
Veralto Corporation
507,000 5.350%,  9/18/2028 519,192
Waste Pro USA, Inc.
288,000 7.000%,  2/1/2033
a
288,972
WESCO Distribution, Inc.
135,000 6.375%,  3/15/2029
a
136,567
95,000 6.625%,  3/15/2032
a
96,370
Total 22,330,631
Collateralized Mortgage Obligations  1.9%
A&D Mortgage Trust
1,262,105
6.701%,  4/25/2069, Ser.
2024-NQM2, Class A2
a,c
1,276,226
Alternative Loan Trust
597,104
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 309,201
BINOM Securitization Trust
807,803
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
a,b
729,190
CHNGE Mortgage Trust
1,135,277
7.100%,  7/25/2058, Ser.
2023-3, Class A1
a,c
1,148,098
1,650,070
6.000%,  10/25/2057, Ser.
2022-4, Class A1
a,c
1,649,995
Citicorp Mortgage Securities, Inc.
930,475
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 842,112
COLT Mortgage Loan Trust
1,498,416
1.726%,  11/25/2066, Ser.
2021-5, Class A1
a,b
1,329,905
Countrywide Alternative Loan Trust
697,008
4.149%,  10/25/2035, Ser.
2005-43, Class 4A1
b
575,161
1,064,241
7.000%,  10/25/2037, Ser.
2007-24, Class A10 364,971
CSMC Trust
883,722
6.392%,  8/25/2067, Ser.
2022-ATH3, Class A3
a,b
882,849
1,030,624
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
a,b
879,291
Federal Home Loan Mortgage
Corporation - REMIC
3,504,597
4.000%,  1/25/2051, Ser.
5249, Class LA 3,433,804
1,550,000
5.000%,  1/25/2055, Ser.
5490, Class LB 1,497,265

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  37.4% Value
Collateralized Mortgage Obligations  1.9% -
continued
$ 3,250,000
5.000%,  9/25/2054, Ser.
5473, Class HL $ 3,219,250
828,612
3.000%,  2/15/2033, Ser.
4170, Class IG
f
56,470
978,073
3.000%,  3/15/2033, Ser.
4180, Class PI
f
82,712
2,543,924
4.500%,  10/15/2033, Ser.
2695, Class BH 2,542,368
2,650,000
2.500%,  12/15/2048, Ser.
5094, Class BC 2,137,500
Federal National Mortgage
Association - REMIC
2,100,000
5.000%,  1/25/2055, Ser.
2024-103, Class YD 1,978,277
2,491,312
4.500%,  6/25/2052, Ser.
2022-43, Class MA 2,471,824
2,434,624
Zero Coupon,  11/25/2053,
Ser. 2023-54, Class EO 1,956,534
737,794
3.000%,  12/25/2027, Ser.
2012-137, Class AI
f
17,029
Flagstar Mortgage Trust
975,540
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,b
877,952
GCAT Trust
1,249,054
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
a,b
1,124,924
2,445,719
6.000%,  9/25/2054, Ser.
2024-INV3, Class A1
a,b
2,466,163
GS Mortgage-Backed Securities
Trust
2,305,273
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
a,b
1,961,552
J.P. Morgan Mortgage Trust
2,018,276
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
a,b
1,656,563
1,377,729
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
a,b
1,184,102
LHOME Mortgage Trust
1,400,000
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
a,c
1,417,886
900,000
6.900%,  5/25/2029, Ser.
2024-RTL3, Class A1
a,c
910,675
Mello Mortgage Capital
Acceptance
2,050,332
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
a,b
1,677,697
Merrill Lynch Alternative Note
Asset Trust
184,125
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 63,236
Morgan Stanley Residential
Mortgage Loan Trust
500,000
7.416%,  9/25/2068, Ser.
2023-NQM1, Class M1
a,b
507,535
New Residential Mortgage Loan
Trust
3,826,624
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
a,b
3,140,820
OBX Trust
1,400,000
3.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
a,b
1,281,439
Palisades Mortgage Loan Trust
1,200,006
3.487%,  6/25/2026, Ser.
2021-RTL1, Class A1
a
1,193,419
Principal
Amount Long-Term Fixed Income  37.4% Value
Collateralized Mortgage Obligations  1.9% -
continued
PMT Loan Trust
$ 2,300,000
6.000%,  2/25/2056, Ser.
2025-INV2, Class A10
a,b
$ 2,335,513
Pretium Mortgage Credit Partners,
LLc
1,150,000
4.000%,  8/25/2064, Ser.
2025-RPL2, Class A1
a,c
1,099,156
PRPM, LLC
1,300,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
a,c
1,204,574
Residential Accredit Loans, Inc.
Trust
416,862
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 366,399
Residential Asset Securitization
Trust
1,486,802
5.375%,  7/25/2035, Ser.
2005-A8CB, Class A9 826,765
Roc Mortgage Trust
366,959
3.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
a,b
366,301
Saluda Grade Alternative
Mortgage Trust
2,100,000
7.762%,  4/25/2030, Ser.
2024-RTL5, Class A1
a,c
2,115,968
1,600,000
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
a,c
1,610,301
Sequoia Mortgage Trust
472,835
3.576%,  9/20/2046, Ser.
2007-1, Class 4A1
b
316,426
Toorak Mortgage Trust
1,050,000
5.524%,  2/25/2040, Ser.
2025-RRTL1, Class A1
a,c
1,051,624
TRK Trust
1,186,641
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
a,b
1,040,840
TVC Mortgage Trust
1,350,000
5.545%,  7/25/2039, Ser.
2024-RRTL1, Class A1
a,c
1,352,518
Vericrest Opportunity Loan
Transferee
264,764
6.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
a
264,797
Verus Securitization Trust
733,627
2.286%,  11/25/2066, Ser.
2021-8, Class A2
a,b
650,412
Vontive Mortgage Trust
1,000,000
6.507%,  3/25/2030, Ser.
2025-RTL1, Class A1
a,c
1,002,802
Total 64,448,391
Commercial Mortgage-Backed Securities  0.7%
AMSR Trust
1,100,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
a
1,009,847
1,379,000
2.517%,  12/17/2038, Ser.
2021-SFR4, Class C
a
1,325,313
BANK 2022-BNK39
9,652,602
0.418%,  2/15/2055, Ser.
2022-BNK39, Class XA
b,f
231,745
BANK 2025-BNK49
9,400,000
0.835%,  3/15/2058, Ser.
2025-BNK49, Class XA
b,f
463,192

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  37.4% Value
Commercial Mortgage-Backed Securities  0.7%
- continued
$ 1,600,000
6.025%,  3/15/2058, Ser.
2025-BNK49, Class AS
b
$ 1,659,574
BBCMS Mortgage Trust
17,213,799
1.150%,  9/15/2055, Ser.
2022-C17, Class XA
b,f
1,198,364
2,775,000
6.198%,  12/15/2056, Ser.
2023-5C23, Class A2 2,884,462
14,097,161
1.807%,  10/15/2053, Ser.
2020-C8, Class XA
b,f
998,192
Benchmark Mortgage Trust
1,250,000
6.090%,  4/15/2058, Ser.
2025-V14, Class AM 1,291,153
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
2,650,000
4.489%,  9/25/2034, Ser.
K-165, Class A2
d
2,624,500
FRTKL Trust
2,350,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
a
2,237,514
Home Partners of America Trust
2,496,218
2.302%,  12/17/2026, Ser.
2021-2, Class B
a
2,385,524
2,001,514
2.078%,  9/17/2041, Ser.
2021-1, Class C
a
1,745,188
HTAP Issuer Trust
2,275,000
6.500%,  11/25/2042, Ser.
2025-1, Class A
a
2,237,938
Morgan Stanley Capital I Trust
13,098,623
1.782%,  7/15/2053, Ser.
2020-HR8, Class XA
b,f
972,213
Tricon Residential Trust
1,150,000
5.400%,  (TSFR1M +
1.100%), 3/17/2042, Ser.
2025-SFR1, Class A
a,b
1,149,998
Total 24,414,717
Communications Services  1.0%
AMC Networks, Inc.
314,000 10.250%,  1/15/2029
a
325,383
American Tower Corporation
245,000 3.375%,  10/15/2026 240,589
505,000 5.800%,  11/15/2028 523,600
660,000 2.900%,  1/15/2030 607,107
265,000 5.000%,  1/31/2030 267,167
598,000 4.900%,  3/15/2030 601,164
321,000 5.650%,  3/15/2033 330,889
AppLovin Corporation
463,000 5.500%,  12/1/2034 462,897
AT&T, Inc.
490,000 5.700%,  3/1/2057 473,481
805,000 3.650%,  6/1/2051 570,128
579,000 3.500%,  9/15/2053 394,814
522,000 5.400%,  2/15/2034 530,390
1,026,000 4.900%,  8/15/2037 978,847
CCO Holdings, LLC/CCO Holdings
Capital Corporation
508,000 5.125%,  5/1/2027
a
500,349
58,000 5.000%,  2/1/2028
a
56,288
770,000 4.750%,  3/1/2030
a
714,130
510,000 4.500%,  8/15/2030
a
464,257
220,000 4.250%,  2/1/2031
a
194,948
Principal
Amount Long-Term Fixed Income  37.4% Value
Communications Services  1.0% - continued
$ 9,000 4.750%,  2/1/2032
a
$ 7,991
132,000 4.500%,  6/1/2033
a
112,575
465,000 4.250%,  1/15/2034
a,e
382,463
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
1,611,000 4.200%,  3/15/2028 1,579,873
549,000 6.100%,  6/1/2029 566,870
1,225,000 3.500%,  6/1/2041 848,591
Clear Channel Outdoor Holdings,
Inc.
256,000 5.125%,  8/15/2027
a
247,419
332,000 7.875%,  4/1/2030
a
325,508
Comcast Corporation
303,000 5.350%,  5/15/2053 282,644
640,000 4.400%,  8/15/2035 601,032
885,000 4.750%,  3/1/2044 788,455
Crown Castle, Inc.
488,000 4.900%,  9/1/2029 485,763
Deluxe Corporation
187,000 8.125%,  9/15/2029
a
188,091
Deutsche Telekom International
Finance BV
1,335,000 8.750%,  6/15/2030 1,566,679
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
899,000 5.875%,  8/15/2027
a
871,172
65,000 8.875%,  2/1/2030
a
62,025
130,000 10.000%,  2/15/2031
a
124,826
FiberCop SPA
319,000 6.000%,  9/30/2034
a
290,536
Frontier Communications
Holdings, LLC
457,000 5.875%,  10/15/2027
a
456,485
GCI, LLC
271,000 4.750%,  10/15/2028
a
249,828
Gray Media, Inc.
108,000 10.500%,  7/15/2029
a
112,520
Iliad Holding SASU
348,000 8.500%,  4/15/2031
a
364,969
209,000 7.000%,  4/15/2032
a
209,276
LCPR Senior Secured Financing
DAC
250,000 6.750%,  10/15/2027
a
209,010
Level 3 Financing, Inc.
67,000 3.625%,  1/15/2029
a
49,748
129,730 10.500%,  4/15/2029
a
142,703
129,729 11.000%,  11/15/2029
a
144,588
198,000 10.500%,  5/15/2030
a
212,156
64,000 10.750%,  12/15/2030
a
70,720
Lumen Technologies, Inc.
69,709 4.125%,  4/15/2030
a,e
65,080
McGraw-Hill Education, Inc.
389,000 5.750%,  8/1/2028
a
379,831
Meta Platforms, Inc.
402,000 5.600%,  5/15/2053 405,268
687,000 5.400%,  8/15/2054 673,127
Netflix, Inc.
480,000 5.375%,  11/15/2029
a
495,550
450,000 4.875%,  6/15/2030
a
454,756
Nexstar Media, Inc.
159,000 5.625%,  7/15/2027
a
156,635
200,000 4.750%,  11/1/2028
a,e
187,295

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  37.4% Value
Communications Services  1.0% - continued
Omnicom Group, Inc.
$ 330,000 4.200%,  6/1/2030 $ 321,718
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
181,000 4.625%,  3/15/2030
a
165,479
Paramount Global
113,000 6.375%,  3/30/2062
b
110,251
Playtika Holding Corporation
348,000 4.250%,  3/15/2029
a
306,343
Rogers Communications, Inc.
98,000 7.000%,  4/15/2055
b
98,379
200,000 7.125%,  4/15/2055
b
199,321
620,000 5.000%,  2/15/2029 620,555
197,000 5.300%,  2/15/2034 193,380
Sinclair Television Group, Inc.
66,000 8.125%,  2/15/2033
a
65,128
Sirius XM Radio, LLC
535,000 5.000%,  8/1/2027
a
522,716
295,000 4.000%,  7/15/2028
a
275,236
Sprint Capital Corporation
874,000 8.750%,  3/15/2032 1,051,154
Take-Two Interactive Software, Inc.
305,000 5.600%,  6/12/2034 311,609
TEGNA, Inc.
425,000 4.625%,  3/15/2028 402,049
Telecom Italia Capital SA
48,000 6.000%,  9/30/2034 45,967
Telenet Finance Luxembourg
Notes SARL
400,000 5.500%,  3/1/2028
a
388,000
T-Mobile USA, Inc.
909,000 3.600%,  11/15/2060 608,569
758,000 4.850%,  1/15/2029 762,281
900,000 4.375%,  4/15/2040 792,214
Uniti Group, LP/Uniti Group
Finance 2019, Inc./CSL Capital,
LLC
57,000 10.500%,  2/15/2028
a
60,551
411,000 4.750%,  4/15/2028
a
392,642
154,000 6.500%,  2/15/2029
a
138,322
Univision Communications, Inc.
53,000 8.000%,  8/15/2028
a
53,166
445,000 4.500%,  5/1/2029
a
393,170
195,000 7.375%,  6/30/2030
a
186,297
127,000 8.500%,  7/31/2031
a
124,097
Verizon Communications, Inc.
806,000 3.000%,  11/20/2060 475,622
1,842,000 2.650%,  11/20/2040 1,293,606
469,000 3.400%,  3/22/2041 361,092
Viasat, Inc.
133,000 5.625%,  4/15/2027
a
127,621
Virgin Media Finance plc
165,000 5.000%,  7/15/2030
a,e
141,453
Virgin Media Secured Finance plc
341,000 5.500%,  5/15/2029
a
322,975
VMED O2 UK Financing I plc
135,000 7.750%,  4/15/2032
a
135,325
Vodafone Group plc
194,000 5.125%,  6/4/2081
b
146,977
VZ Secured Financing BV
271,000 5.000%,  1/15/2032
a
235,478
Principal
Amount Long-Term Fixed Income  37.4% Value
Communications Services  1.0% - continued
Warnermedia Holdings, Inc.
$ 1,135,000 4.054%,  3/15/2029 $ 1,068,890
Windstream Services, LLC/
Windstream Escrow Finance
Corporation
175,000 8.250%,  10/1/2031
a
178,169
Zegona Finance plc
110,000 8.625%,  7/15/2029
a
116,504
Ziggo Bond Company BV
157,000 5.125%,  2/28/2030
a,e
136,800
Ziggo BV
143,000 4.875%,  1/15/2030
a
130,993
Total 36,068,585
Consumer Cyclical  1.2%
1011778 B.C., ULC/New Red
Finance, Inc.
92,000 3.875%,  1/15/2028
a
87,930
203,000 4.375%,  1/15/2028
a
195,221
138,000 6.125%,  6/15/2029
a
138,871
236,000 5.625%,  9/15/2029
a
233,624
Adient Global Holdings, Ltd.
87,000 8.250%,  4/15/2031
a
84,300
132,000 7.500%,  2/15/2033
a,e
123,592
ADT Security Corporation
210,000 4.125%,  8/1/2029
a
197,163
210,000 4.875%,  7/15/2032
a
196,032
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
201,000 4.625%,  6/1/2028
a
190,379
285,000 4.625%,  6/1/2028
a
268,977
Allison Transmission, Inc.
101,000 3.750%,  1/30/2031
a
89,799
Amazon.com, Inc.
670,000 3.875%,  8/22/2037 602,346
American Axle & Manufacturing,
Inc.
373,000 5.000%,  10/1/2029
e
321,061
American Honda Finance
Corporation
700,000 5.050%,  7/10/2031 705,198
Arko Corporation
264,000 5.125%,  11/15/2029
a,e
213,941
Asbury Automotive Group, Inc.
230,000 5.000%,  2/15/2032
a
208,582
Ashton Woods USA, LLC/Ashton
Woods Finance Company
260,000 4.625%,  8/1/2029
a
235,313
74,000 4.625%,  4/1/2030
a
66,912
Aston Martin Capital Holdings, Ltd.
228,000 10.000%,  3/31/2029
a
206,152
Belron UK Finance plc
311,000 5.750%,  10/15/2029
a
308,823
Boyd Gaming Corporation
270,000 4.750%,  6/15/2031
a
249,016
Boyne USA, Inc.
214,000 4.750%,  5/15/2029
a
201,475
Brinker International, Inc.
118,000 8.250%,  7/15/2030
a
123,933

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  37.4% Value
Consumer Cyclical  1.2% - continued
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
$ 193,000 4.875%,  2/15/2030
a
$ 168,696
Caesars Entertainment, Inc.
574,000 4.625%,  10/15/2029
a
527,582
162,000 6.500%,  2/15/2032
a
161,475
144,000 6.000%,  10/15/2032
a,e
134,477
Carnival Corporation
262,000 7.625%,  3/1/2026
a
262,077
457,000 5.750%,  3/1/2027
a
457,287
313,000 4.000%,  8/1/2028
a
299,447
81,000 6.000%,  5/1/2029
a
80,433
Carvana Company
103,130
9.000%,PIK 0.000%,
12/1/2028
a,g
106,185
142,000 9.000%,  6/1/2031
a
157,764
Churchill Downs, Inc.
265,000 4.750%,  1/15/2028
a
257,447
164,000 6.750%,  5/1/2031
a
165,292
Clarios Global, LP/Clarios US
Finance Company, Inc.
176,000 6.750%,  5/15/2028
a
178,479
Crocs, Inc.
131,000 4.250%,  3/15/2029
a
121,773
Cushman & Wakefield US
Borrower, LLC
65,000 6.750%,  5/15/2028
a
65,165
Dana, Inc.
130,000 5.625%,  6/15/2028 128,077
197,000 4.500%,  2/15/2032 179,392
eG Global Finance plc
65,000 12.000%,  11/30/2028
a
71,971
Expedia Group, Inc.
555,000 5.400%,  2/15/2035 552,749
Ford Motor Credit Company, LLC
476,000 5.850%,  5/17/2027 478,496
770,000 2.900%,  2/10/2029 688,890
605,000 7.122%,  11/7/2033 618,262
Forestar Group, Inc.
99,000 6.500%,  3/15/2033
a
96,920
FORVIA SE
200,000 8.000%,  6/15/2030
a
197,421
Gap, Inc.
93,000 3.625%,  10/1/2029
a
83,890
145,000 3.875%,  10/1/2031
a
125,076
Garrett Motion Holdings, Inc./
Garrett LX I SARL
251,000 7.750%,  5/31/2032
a
248,091
General Motors Company
438,000 6.125%,  10/1/2025 440,213
General Motors Financial
Company, Inc.
243,000 5.400%,  5/8/2027 245,346
817,000 5.800%,  1/7/2029 832,194
650,000 4.900%,  10/6/2029 639,384
135,000 5.625%,  4/4/2032 133,523
Genting New York, LLC/GENNY
Capital, Inc.
228,000 7.250%,  10/1/2029
a
232,364
Global Auto Holdings, Ltd./AAG
FH UK, Ltd.
99,000 8.750%,  1/15/2032
a
83,396
Principal
Amount Long-Term Fixed Income  37.4% Value
Consumer Cyclical  1.2% - continued
GLP Capital, LP
$ 1,004,000 5.750%,  6/1/2028 $ 1,021,619
GoDaddy Operating Company,
LLC/GD Finance Company, Inc.
129,000 3.500%,  3/1/2029
a
119,499
Goodyear Tire & Rubber Company
130,000 4.875%,  3/15/2027 127,033
132,000 5.000%,  7/15/2029
e
122,441
Group 1 Automotive, Inc.
101,000 6.375%,  1/15/2030
a
101,217
Hanesbrands, Inc.
73,000 9.000%,  2/15/2031
a
76,921
Harley-Davidson Financial
Services, Inc.
473,000 5.950%,  6/11/2029
a
477,149
Hilton Domestic Operating
Company, Inc.
360,000 4.875%,  1/15/2030 348,148
65,000 4.000%,  5/1/2031
a
58,865
377,000 3.625%,  2/15/2032
a
330,438
Hilton Grand Vacations Borrower,
LLC/Hilton Grand Vacations
Borrower, Inc.
210,000 5.000%,  6/1/2029
a
196,808
Home Depot, Inc.
840,000 4.250%,  4/1/2046 706,787
700,000 3.900%,  6/15/2047 554,990
Hyundai Capital America
1,000,000 1.800%,  1/10/2028
a
921,031
420,000 5.300%,  6/24/2029
a
424,072
International Game Technology plc
445,000 5.250%,  1/15/2029
a
434,934
Jacobs Entertainment, Inc.
223,000 6.750%,  2/15/2029
a
213,998
K Hovnanian Enterprises, Inc.
64,000 11.750%,  9/30/2029
a
68,455
KB Home
360,000 4.800%,  11/15/2029 343,439
76,000 4.000%,  6/15/2031 68,219
L Brands, Inc.
312,000 6.625%,  10/1/2030
a
316,351
208,000 6.875%,  11/1/2035 210,695
Las Vegas Sands Corporation
344,000 5.900%,  6/1/2027 349,552
Life Time, Inc.
187,000 6.000%,  11/15/2031
a
185,402
Light & Wonder International, Inc.
122,000 7.250%,  11/15/2029
a
123,670
Live Nation Entertainment, Inc.
145,000 4.750%,  10/15/2027
a
141,351
Lowe's Companies, Inc.
536,000 5.625%,  4/15/2053 517,407
657,000 2.625%,  4/1/2031 582,272
Macy's Retail Holdings, LLC
136,000 5.875%,  4/1/2029
a
131,933
131,000 6.125%,  3/15/2032
a
119,707
148,000 4.500%,  12/15/2034 118,258
Marriott International, Inc./MD
200,000 5.100%,  4/15/2032 199,292
Match Group Holdings II, LLC
278,000 4.125%,  8/1/2030
a
249,147
Mattamy Group Corporation
295,000 5.250%,  12/15/2027
a
286,584

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  37.4% Value
Consumer Cyclical  1.2% - continued
McDonald's Corporation
$ 590,000 4.450%,  3/1/2047 $ 500,331
Melco Resorts Finance, Ltd.
361,000 5.375%,  12/4/2029
a
331,052
335,000 7.625%,  4/17/2032
a
333,399
Meritage Homes Corporation
446,000 5.650%,  3/15/2035 438,815
MGM Resorts International
132,000 4.625%,  9/1/2026 130,486
137,000 6.125%,  9/15/2029 135,642
Michaels Companies, Inc.
193,000 5.250%,  5/1/2028
a
132,494
NCL Corporation, Ltd.
25,000 5.875%,  3/15/2026
a
24,948
347,000 5.875%,  2/15/2027
a
346,526
280,000 6.750%,  2/1/2032
a
276,585
Nissan Motor Company, Ltd.
254,000 4.810%,  9/17/2030
a
241,259
Nordstrom, Inc.
187,000 4.250%,  8/1/2031
e
160,653
Parkland Corporation
138,000 6.625%,  8/15/2032
a
137,921
PENN Entertainment, Inc.
325,000 4.125%,  7/1/2029
a,e
288,548
PetSmart, Inc./PetSmart Finance
Corporation
283,000 4.750%,  2/15/2028
a
264,672
Phinia, Inc.
194,000 6.625%,  10/15/2032
a
190,264
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
105,000 5.750%,  4/15/2026
a
104,846
QVC, Inc.
83,000 6.875%,  4/15/2029
a,e
56,853
Rakuten Group, Inc.
225,000 9.750%,  4/15/2029
a
244,287
250,000 8.125%,  12/15/2029
a,b,h
246,866
Raven Acquisition Holdings, LLC
134,000 6.875%,  11/15/2031
a
130,123
Resorts World Las Vegas, LLC/
RWLV Capital, Inc.
100,000 4.625%,  4/16/2029
a
88,838
Royal Caribbean Cruises, Ltd.
723,000 4.250%,  7/1/2026
a
711,860
101,000 6.000%,  2/1/2033
a
100,937
S&S Holdings, LLC
240,000 8.375%,  10/1/2031
a
226,733
Saks Global Enterprises, LLC
153,000 11.000%,  12/15/2029
a
123,945
Scientific Games Holdings, LP/
Scientific Games US FinCo, Inc.
62,000 6.625%,  3/1/2030
a
58,472
SeaWorld Parks and
Entertainment, Inc.
317,000 5.250%,  8/15/2029
a
300,300
Service Corporation International/
US
129,000 3.375%,  8/15/2030 114,963
92,000 4.000%,  5/15/2031 83,326
205,000 5.750%,  10/15/2032 201,461
Six Flags Entertainment
Corporation
74,000 7.000%,  7/1/2025
a,e
74,085
Principal
Amount Long-Term Fixed Income  37.4% Value
Consumer Cyclical  1.2% - continued
$ 66,000 7.250%,  5/15/2031
a
$ 66,254
Six Flags Entertainment
Corporation/Canada's
Wonderland Company/Magnum
Management Corporation
65,000 5.375%,  4/15/2027 64,176
322,000 5.250%,  7/15/2029 304,704
Six Flags Entertainment
Corporation/Six Flags
Theme Parks, Inc./Canada's
Wonderland Company
65,000 6.625%,  5/1/2032
a
65,538
Sonic Automotive, Inc.
163,000 4.875%,  11/15/2031
a
146,340
Staples, Inc.
266,000 10.750%,  9/1/2029
a
240,315
Station Casinos, LLC
307,000 4.625%,  12/1/2031
a
275,846
Stellantis Finance US, Inc.
489,000 5.750%,  3/18/2030
a
488,650
200,000 6.450%,  3/18/2035
a
198,499
Target Corporation
805,000 2.950%,  1/15/2052 517,233
Tenneco, Inc.
275,000 8.000%,  11/17/2028
a
262,280
Toyota Motor Credit Corporation
119,000 4.800%,  1/5/2034 117,364
532,000 5.350%,  1/9/2035 540,713
Uber Technologies, Inc.
400,000 5.350%,  9/15/2054 373,642
435,000 4.800%,  9/15/2034 422,476
VICI Properties, LP/VICI Note
Company, Inc.
797,000 4.625%,  6/15/2025
a
796,797
240,000 5.750%,  2/1/2027
a
243,114
371,000 4.125%,  8/15/2030
a
349,237
Victoria's Secret & Company
384,000 4.625%,  7/15/2029
a
335,768
Victra Holdings, LLC/Victra
Finance Corporation
92,000 8.750%,  9/15/2029
a
94,896
Viking Cruises, Ltd.
663,000 5.875%,  9/15/2027
a
659,645
Walgreens Boots Alliance, Inc.
84,000 4.100%,  4/15/2050
e
72,341
164,000 3.200%,  4/15/2030 151,322
Walmart, Inc.
608,000 4.500%,  9/9/2052 538,078
WASH Multifamily Acquisition, Inc.
205,000 5.750%,  4/15/2026
a
203,180
Wayfair, LLC
148,000 7.750%,  9/15/2030
a
142,886
Wyndham Hotels & Resorts, Inc.
206,000 4.375%,  8/15/2028
a
196,744
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
119,000 5.125%,  10/1/2029
a
114,198
317,000 7.125%,  2/15/2031
a
328,051
Yum! Brands, Inc.
377,000 4.750%,  1/15/2030
a
364,163
ZF North America Capital, Inc.
222,000 7.125%,  4/14/2030
a
213,711

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  37.4% Value
Consumer Cyclical  1.2% - continued
$ 134,000 6.750%,  4/23/2030
a
$ 127,331
Total 40,532,540
Consumer Non-Cyclical  1.2%
1375209 B.C., Ltd.
130,000 9.000%,  1/30/2028
a,e
129,899
Abbott Laboratories
743,000 4.750%,  11/30/2036 731,332
AbbVie, Inc.
241,000 5.400%,  3/15/2054 236,709
1,028,000 4.500%,  5/14/2035 986,600
555,000 5.350%,  3/15/2044 548,852
Acadia Healthcare Company, Inc.
87,000 5.000%,  4/15/2029
a
82,218
156,000 7.375%,  3/15/2033
a
155,846
AdaptHealth, LLC
575,000 4.625%,  8/1/2029
a,e
522,940
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
213,000 4.625%,  1/15/2027
a
209,834
443,000 3.500%,  3/15/2029
a
407,696
53,000 6.250%,  3/15/2033
a
53,516
Altria Group, Inc.
100,000 4.875%,  2/4/2028 100,709
505,000 6.875%,  11/1/2033 556,793
Amgen, Inc.
808,000 5.600%,  3/2/2043 800,911
Anheuser-Busch Companies,
LLC/Anheuser-Busch InBev
Worldwide, Inc.
1,007,000 4.700%,  2/1/2036 971,074
Anheuser-Busch InBev Worldwide,
Inc.
623,000 5.550%,  1/23/2049 623,789
Archer-Daniels-Midland Company
924,000 2.700%,  9/15/2051 564,726
AstraZeneca plc
1,400,000 3.000%,  5/28/2051 935,377
BAT Capital Corporation
261,000 6.250%,  8/15/2055 260,464
500,000 7.079%,  8/2/2043 546,174
Bausch + Lomb Corporation
82,000 8.375%,  10/1/2028
a
85,075
Bausch Health Companies, Inc.
147,000 5.500%,  11/1/2025
a
146,853
102,000 6.125%,  2/1/2027
a,e
103,428
294,000 4.875%,  6/1/2028
a
237,405
Becton, Dickinson and Company
291,000 3.794%,  5/20/2050 218,264
BellRing Brands, Inc.
232,000 7.000%,  3/15/2030
a
239,711
Bristol-Myers Squibb Company
744,000 3.550%,  3/15/2042 586,440
Bunge, Ltd. Finance Corporation
175,000 4.650%,  9/17/2034 169,186
Campbell's Company
460,000 5.400%,  3/21/2034 463,482
Cargill, Inc.
809,000 3.125%,  5/25/2051
a
538,332
275,000 5.125%,  2/11/2035
a
274,137
Principal
Amount Long-Term Fixed Income  37.4% Value
Consumer Non-Cyclical  1.2% - continued
CD&R Smokey Buyer, Inc./Radio
Systems Corporation
$ 118,000 9.500%,  10/15/2029
a
$ 107,675
Cencora, Inc.
383,000 5.150%,  2/15/2035 382,959
Central Garden & Pet Company
173,000 4.125%,  10/15/2030 157,283
Champ Acquisition Corporation
107,000 8.375%,  12/1/2031
a
110,535
Charles River Laboratories
International, Inc.
156,000 4.000%,  3/15/2031
a
139,609
CHS/Community Health Systems,
Inc.
301,000 5.625%,  3/15/2027
a
287,431
96,000 8.000%,  12/15/2027
a
94,978
202,000 6.000%,  1/15/2029
a
179,508
176,000 4.750%,  2/15/2031
a
139,124
186,000 10.875%,  1/15/2032
a
183,242
Conagra Brands, Inc.
854,000 1.375%,  11/1/2027 785,379
Concentra Escrow Issuer
Corporation
114,000 6.875%,  7/15/2032
a
115,996
Constellation Brands, Inc.
624,000 3.600%,  2/15/2028 607,134
369,000 2.875%,  5/1/2030 334,739
CVS Health Corporation
124,000 7.000%,  3/10/2055
b
124,978
487,000 4.780%,  3/25/2038 436,961
DaVita, Inc.
73,000 3.750%,  2/15/2031
a
63,556
262,000 6.875%,  9/1/2032
a
263,470
Edgewell Personal Care Company
290,000 5.500%,  6/1/2028
a
284,008
Eli Lilly & Company
165,000 5.500%,  2/12/2055 167,063
401,000 4.950%,  2/27/2063 365,074
Embecta Corporation
156,000 5.000%,  2/15/2030
a
139,599
128,000 6.750%,  2/15/2030
a
121,895
Encompass Health Corporation
200,000 4.500%,  2/1/2028 194,190
Endo Finance Holdings, Inc.
130,000 8.500%,  4/15/2031
a,e
135,528
Energizer Holdings, Inc.
336,000 4.750%,  6/15/2028
a
321,681
Fortrea Holdings, Inc.
62,000 7.500%,  7/1/2030
a,e
56,378
GE HealthCare Technologies, Inc.
525,000 6.377%,  11/22/2052 569,482
General Mills, Inc.
214,000 4.950%,  3/29/2033 211,772
HCA, Inc.
395,000 5.250%,  3/1/2030 399,686
921,000 3.500%,  9/1/2030 854,101
325,000 5.450%,  9/15/2034 322,178
Herbalife Nutrition, Ltd./HLF
Financing, Inc.
201,000 7.875%,  9/1/2025
a,e
200,765
HLF Financing SARL, LLC/
Herbalife International, Inc.
138,000 12.250%,  4/15/2029
a
148,375

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  37.4% Value
Consumer Non-Cyclical  1.2% - continued
$ 147,000 4.875%,  6/1/2029
a
$ 113,367
Illumina, Inc.
250,000 4.650%,  9/9/2026 249,778
Imperial Brands Finance plc
350,000 3.875%,  7/26/2029
a
336,018
Insulet Corporation
78,000 6.500%,  4/1/2033
a
79,284
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
533,000 5.500%,  1/15/2030 541,460
743,000 3.000%,  5/15/2032 639,175
JBS USA LUX SARL/JBS USA
Food Company/JBS USA Foods
Group
417,000 5.950%,  4/20/2035
a
428,593
Johnson & Johnson
480,000 5.250%,  6/1/2054 482,107
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
249,000 9.000%,  2/15/2029
a
256,123
Kimberly-Clark Corporation
710,000 3.900%,  5/4/2047 568,957
Kraft Heinz Foods Company
624,000 5.200%,  3/15/2032 630,908
513,000 4.375%,  6/1/2046 419,307
Lamb Weston Holdings, Inc.
139,000 4.125%,  1/31/2030
a
129,478
135,000 4.375%,  1/31/2032
a
123,317
LifePoint Health, Inc.
255,000 9.875%,  8/15/2030
a
269,051
167,000 11.000%,  10/15/2030
a
181,547
Medline Borrower, LP/Medline Co-
Issuer, Inc.
156,000 6.250%,  4/1/2029
a
157,986
Mozart Debt Merger Sub, Inc.
391,000 3.875%,  4/1/2029
a
365,481
392,000 5.250%,  10/1/2029
a
376,153
MPH Acquisition Holdings, LLC
69,562 5.750%,  12/31/2030
a
50,432
36,329 11.500%,  12/31/2030
a
31,550
Newell Brands, Inc.
134,000 6.375%,  9/15/2027
e
134,496
133,000 6.625%,  9/15/2029 133,280
80,000 6.375%,  5/15/2030 77,827
Novartis Capital Corporation
375,000 4.700%,  9/18/2054 337,653
Organon & Company/Organon
Foreign Debt Co-Issuer BV
181,000 4.125%,  4/30/2028
a
169,154
346,000 5.125%,  4/30/2031
a
301,679
PepsiCo, Inc.
515,000 4.200%,  7/18/2052 426,212
Performance Food Group, Inc.
294,000 4.250%,  8/1/2029
a
274,930
184,000 6.125%,  9/15/2032
a
182,889
Perrigo Finance Unlimited
Company
227,000 4.900%,  6/15/2030 216,850
120,000 6.125%,  9/30/2032 118,063
Pfizer Investment Enterprises,
Private Ltd.
200,000 5.300%,  5/19/2053 189,895
Principal
Amount Long-Term Fixed Income  37.4% Value
Consumer Non-Cyclical  1.2% - continued
$ 509,000 5.110%,  5/19/2043 $ 485,423
Philip Morris International, Inc.
240,000 5.125%,  2/13/2031 244,181
802,000 5.375%,  2/15/2033 817,970
575,000 4.900%,  11/1/2034 564,991
Post Holdings, Inc.
195,000 4.625%,  4/15/2030
a
182,103
322,000 4.500%,  9/15/2031
a
291,632
177,000 6.250%,  10/15/2034
a
174,268
Prime Healthcare Services, Inc.
200,000 9.375%,  9/1/2029
a
188,691
Roche Holdings, Inc.
768,000 4.000%,  11/28/2044
a
642,902
Royalty Pharma plc
431,000 5.150%,  9/2/2029 433,829
Simmons Foods, Inc.
372,000 4.625%,  3/1/2029
a
344,860
Sotera Health Holdings, LLC
135,000 7.375%,  6/1/2031
a
137,245
Spectrum Brands, Inc.
34,000 3.875%,  3/15/2031
a
28,961
Star Parent, Inc.
145,000 9.000%,  10/1/2030
a
142,920
Stryker Corporation
350,000 5.200%,  2/10/2035 353,380
Surgery Center Holdings, Inc.
62,000 7.250%,  4/15/2032
a
61,311
Sysco Corporation
797,000 6.600%,  4/1/2040 873,702
Takeda Pharmaceutical Company,
Ltd.
800,000 3.175%,  7/9/2050 525,691
722,000 5.650%,  7/5/2044 720,950
Tenet Healthcare Corporation
587,000 5.125%,  11/1/2027 578,400
183,000 4.375%,  1/15/2030 171,549
330,000 6.750%,  5/15/2031 334,715
Teva Pharmaceutical Finance
Company, LLC
132,000 6.150%,  2/1/2036 131,558
US Acute Care Solutions, LLC
129,000 9.750%,  5/15/2029
a
128,628
Viterra Finance BV
642,000 3.200%,  4/21/2031
a
578,140
Zoetis, Inc.
1,266,000 4.700%,  2/1/2043 1,149,696
Total 40,774,800
Energy  0.9%
Aethon United BR, LP/Aethon
United Finance Corporation
55,000 7.500%,  10/1/2029
a
55,943
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
282,000 5.375%,  6/15/2029
a
275,645
Archrock Partners, LP/Archrock
Partners Finance Corporation
191,000 6.250%,  4/1/2028
a
191,146
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
271,000 8.250%,  12/31/2028
a
276,345
133,000 5.875%,  6/30/2029
a
129,785

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  37.4% Value
Energy  0.9% - continued
Baytex Energy Corporation
$ 189,000 8.500%,  4/30/2030
a
$ 191,924
63,000 7.375%,  3/15/2032
a,e
60,596
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
213,000 7.000%,  7/15/2029
a
217,682
BP Capital Markets America, Inc.
1,327,000 2.939%,  6/4/2051 837,273
Buckeye Partners, LP
186,000 4.500%,  3/1/2028
a
178,470
125,000 6.875%,  7/1/2029
a
127,066
60,000 6.750%,  2/1/2030
a
60,774
California Resources Corporation
160,000 8.250%,  6/15/2029
a
162,603
Cheniere Energy Partners, LP
1,342,000 4.500%,  10/1/2029 1,305,277
Cheniere Energy, Inc.
133,000 5.650%,  4/15/2034 134,541
Civitas Resources, Inc.
189,000 8.375%,  7/1/2028
a
195,046
257,000 8.750%,  7/1/2031
a
263,925
CNX Resources Corporation
159,000 6.000%,  1/15/2029
a
156,993
Columbia Pipelines Holding
Company, LLC
514,000 6.042%,  8/15/2028
a
531,624
Columbia Pipelines Operating
Company, LLC
130,000 5.927%,  8/15/2030
a
135,086
Comstock Resources, Inc.
175,000 6.750%,  3/1/2029
a
170,060
330,000 5.875%,  1/15/2030
a
311,653
ConocoPhillips Company
593,000 4.850%,  1/15/2032 593,727
Continental Resources, Inc.
936,000 2.268%,  11/15/2026
a
897,361
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
306,000 5.500%,  6/15/2031
a
293,563
Crescent Energy Finance, LLC
314,000 7.625%,  4/1/2032
a
310,567
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
291,000 8.625%,  3/15/2029
a
301,432
Diamond Foreign Asset Company/
Diamond Finance, LLC
110,000 8.500%,  10/1/2030
a
112,723
Diamondback Energy, Inc.
684,000 5.750%,  4/18/2054 644,848
DT Midstream, Inc.
223,000 4.125%,  6/15/2029
a
209,873
Eastern Energy Gas Holdings, LLC
530,000 5.800%,  1/15/2035 547,049
Enbridge, Inc.
315,000 5.250%,  4/5/2027 318,961
Enerflex, Ltd.
100,000 9.000%,  10/15/2027
a
102,334
Energy Transfer, LP
316,000 8.000%,  5/15/2054
b
332,542
600,000 5.150%,  2/1/2043 533,349
1,090,000 6.000%,  6/15/2048 1,055,523
EnLink Midstream Partners, LP
240,000 5.600%,  4/1/2044 223,299
Principal
Amount Long-Term Fixed Income  37.4% Value
Energy  0.9% - continued
Enterprise Products Operating,
LLC
$ 724,000 3.300%,  2/15/2053 $ 483,494
EQM Midstream Partners, LP
326,000 4.750%,  1/15/2031
a
313,551
Exxon Mobil Corporation
1,200,000 3.452%,  4/15/2051 858,159
Genesis Energy LP/Genesis
Energy Finance Corporation
214,000 8.875%,  4/15/2030 222,246
321,000 7.875%,  5/15/2032 323,281
Gulfport Energy Operating
Corporation
92,000 6.750%,  9/1/2029
a
93,224
Halliburton Company
537,000 5.000%,  11/15/2045 483,156
Harvest Midstream I, LP
334,000 7.500%,  9/1/2028
a
337,341
Hess Midstream Operations, LP
292,000 4.250%,  2/15/2030
a
274,709
Hilcorp Energy I, LP/Hilcorp
Finance Company
334,000 5.750%,  2/1/2029
a
322,696
130,000 6.000%,  4/15/2030
a
123,626
318,000 6.250%,  4/15/2032
a
297,102
Howard Midstream Energy
Partners, LLC
371,000 7.375%,  7/15/2032
a
380,099
ITT Holdings, LLC
380,000 6.500%,  8/1/2029
a
350,562
Kodiak Gas Services, LLC
164,000 7.250%,  2/15/2029
a
167,174
Laredo Petroleum, Inc.
181,000 7.750%,  7/31/2029
a
176,091
MEG Energy Corporation
124,000 5.875%,  2/1/2029
a
121,936
Moss Creek Resources Holdings,
Inc.
63,000 8.250%,  9/1/2031
a
61,430
MPLX, LP
1,073,000 4.950%,  9/1/2032 1,051,421
202,000 5.000%,  3/1/2033 197,171
Nabors Industries, Inc.
130,000 7.375%,  5/15/2027
a
128,219
332,000 9.125%,  1/31/2030
a
332,111
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
108,000 8.125%,  2/15/2029
a
108,755
163,000 8.375%,  2/15/2032
a
163,350
Noble Finance II, LLC
266,000 8.000%,  4/15/2030
a
265,844
Northern Oil and Gas, Inc.
193,000 8.750%,  6/15/2031
a
196,852
NuStar Logistics, LP
123,000 6.375%,  10/1/2030 124,355
Occidental Petroleum Corporation
182,000 5.000%,  8/1/2027 182,608
ONEOK, Inc.
352,000 5.700%,  11/1/2054 329,464
244,000 5.000%,  3/1/2026 244,361
400,000 4.750%,  10/15/2031 392,035
PBF Holding Company, LLC/PBF
Finance Corporation
219,000 6.000%,  2/15/2028 203,679

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  37.4% Value
Energy  0.9% - continued
Permian Resources Operating,
LLC
$ 247,000 6.250%,  2/1/2033
a
$ 246,023
Prairie Acquiror, LP
216,000 9.000%,  8/1/2029
a
219,864
Precision Drilling Corporation
173,000 6.875%,  1/15/2029
a
169,019
Range Resources Corporation
221,000 4.750%,  2/15/2030
a
210,244
Rockies Express Pipeline, LLC
340,000 4.950%,  7/15/2029
a
325,578
Saturn Oil & Gas, Inc.
68,000 9.625%,  6/15/2029
a
65,763
SM Energy Company
200,000 6.500%,  7/15/2028 198,629
90,000 7.000%,  8/1/2032
a
88,328
South Bow USA Infrastructure
Holdings, LLC
338,000 5.026%,  10/1/2029
a
335,380
124,000 5.584%,  10/1/2034
a
121,411
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
130,000 5.875%,  3/1/2027 129,301
Sunoco, LP
390,000 7.000%,  5/1/2029
a
398,963
Sunoco, LP/Sunoco Finance
Corporation
186,000 5.875%,  3/15/2028 185,834
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
495,000 5.500%,  1/15/2028
a
481,775
195,000 7.375%,  2/15/2029
a
195,971
Talos Production, Inc.
71,000 9.000%,  2/1/2029
a
72,955
Targa Resources Corporation
80,000 6.125%,  5/15/2055 79,452
939,000 4.200%,  2/1/2033 867,984
TGNR Intermediate Holdings, LLC
292,000 5.500%,  10/15/2029
a
274,159
TotalEnergies Capital SA
346,000 5.275%,  9/10/2054 326,090
Transocean, Inc.
342,400 8.750%,  2/15/2030
a
355,615
USA Compression Partners, LP/
USA Compression Finance
Corporation
230,000 7.125%,  3/15/2029
a
233,926
Valaris, Ltd.
272,000 8.375%,  4/30/2030
a
272,312
Venture Global Calcasieu Pass,
LLC
187,000 3.875%,  8/15/2029
a
173,107
235,000 4.125%,  8/15/2031
a
213,521
Venture Global LNG, Inc.
482,000 8.125%,  6/1/2028
a
492,523
235,000 9.000%,  9/30/2029
a,b,h
223,012
186,000 7.000%,  1/15/2030
a
183,245
562,000 8.375%,  6/1/2031
a
570,026
257,000 9.875%,  2/1/2032
a
272,956
Viridien SA
65,000 8.750%,  4/1/2027
a,e
66,422
Principal
Amount Long-Term Fixed Income  37.4% Value
Energy  0.9% - continued
Western Midstream Operating, LP
$ 515,000 6.350%,  1/15/2029 $ 537,751
267,000 6.150%,  4/1/2033 275,675
Williams Companies, Inc.
900,000 7.500%,  1/15/2031 1,001,616
160,000 5.600%,  3/15/2035 163,069
Total 31,784,209
Financials  3.4%
200 Park Funding Trust
100,000 5.740%,  2/15/2055
a
99,229
Acrisure, LLC/Acrisure Finance,
Inc.
91,000 4.250%,  2/15/2029
a
85,146
130,000 7.500%,  11/6/2030
a
132,257
AEGON Funding Company, LLC
724,000 5.500%,  4/16/2027
a,e
733,900
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
581,000 6.100%,  1/15/2027 594,067
950,000 3.875%,  1/23/2028 927,935
588,000 5.375%,  12/15/2031 592,441
475,000 3.400%,  10/29/2033 409,936
AG TTMT Escrow Issuer, LLC
99,000 8.625%,  9/30/2027
a
101,518
Agree, LP
357,000 5.625%,  6/15/2034 361,254
Air Lease Corporation
133,000 4.650%,  6/15/2026
b,h
129,376
1,117,000 3.000%,  2/1/2030 1,024,230
Aircastle, Ltd.
565,000 5.250%,  8/11/2025
a
565,351
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
130,000 4.250%,  10/15/2027
a
125,463
190,000 6.750%,  4/15/2028
a
190,743
184,000 7.000%,  1/15/2031
a
184,563
Ally Financial, Inc.
900,000 8.000%,  11/1/2031 1,002,871
204,000 6.700%,  2/14/2033
e
204,063
American Express Company
167,000 5.085%,  1/30/2031
b
169,111
American International Group, Inc.
1,019,000 5.125%,  3/27/2033 1,020,436
Americold Realty Operating
Partnership, LP
420,000 5.600%,  5/15/2032 421,581
Ameriprise Financial, Inc.
546,000 5.200%,  4/15/2035 544,727
AmWINS Group, Inc.
108,000 6.375%,  2/15/2029
a
108,823
322,000 4.875%,  6/30/2029
a
303,552
ANZ Bank New Zealand, Ltd.
550,000 5.548%,  8/11/2032
a,b
557,620
Aon North America, Inc.
365,000 5.750%,  3/1/2054 359,965
Apollo Debt Solutions BDC
505,000 6.700%,  7/29/2031 521,032
Ares Capital Corporation
397,000 3.250%,  7/15/2025 395,354
975,000 3.875%,  1/15/2026 966,819
450,000 2.150%,  7/15/2026 434,015
441,000 5.875%,  3/1/2029 447,719

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  37.4% Value
Financials  3.4% - continued
Ares Strategic Income Fund
$ 408,000 5.600%,  2/15/2030
a
$ 402,141
Arthur J. Gallagher & Company
126,000 6.750%,  2/15/2054 139,621
176,000 5.750%,  7/15/2054 173,388
674,000 5.000%,  2/15/2032 673,943
Aviation Capital Group, LLC
284,000 5.125%,  4/10/2030
a
282,442
Avolon Holdings Funding, Ltd.
210,000 4.950%,  1/15/2028
a
209,119
629,000 5.750%,  3/1/2029
a
640,595
580,000 5.375%,  5/30/2030
a
580,788
Azorra Finance, Ltd.
334,000 7.750%,  4/15/2030
a
332,924
Banco Santander SA
1,000,000 4.175%,  3/24/2028
b
989,920
Bank of America Corporation
467,000 5.202%,  4/25/2029
b
474,447
450,000 2.087%,  6/14/2029
b
416,106
1,200,000 2.496%,  2/13/2031
b
1,077,244
1,250,000 1.922%,  10/24/2031
b
1,069,593
804,000 2.972%,  2/4/2033
b
704,939
1,609,000 4.571%,  4/27/2033
b
1,554,839
760,000 5.872%,  9/15/2034
b
793,099
300,000 5.468%,  1/23/2035
b
304,368
692,000 5.425%,  8/15/2035
b
677,559
1,075,000 3.846%,  3/8/2037
b
964,863
Bank of New York Mellon
Corporation
500,000 6.317%,  10/25/2029
b
528,967
Barclays plc
128,000 6.125%,  12/15/2025
b,h
127,901
783,000 6.496%,  9/13/2027
b
802,068
621,000 4.972%,  5/16/2029
b
622,981
684,000 4.942%,  9/10/2030
b
681,818
825,000 5.746%,  8/9/2033
b
838,367
BBVA Mexico SA, Institucion
de Banca Multiple, Grupo
Financiero BBVA Mexico
200,000 7.625%,  2/11/2035
a,b
201,940
BBVA Mexico SA, Institucion
de Banca Multiple, Grupo
Financiero BBVA Mexico/TX
200,000 5.250%,  9/10/2029
a
200,530
Belrose Funding Trust
970,000 2.330%,  8/15/2030
a
845,921
Berkshire Hathaway Finance
Corporation
71,000 2.850%,  10/15/2050 45,552
BlackRock Funding, Inc.
237,000 5.250%,  3/14/2054 228,548
Blackstone Private Credit Fund
400,000 5.600%,  11/22/2029
a
396,638
490,000 6.250%,  1/25/2031 498,174
Blue Owl Capital Corporation II
385,000 8.450%,  11/15/2026 403,570
Blue Owl Credit Income
Corporation
670,000 4.700%,  2/8/2027 661,710
Blue Owl Technology Finance
Corporation
225,000 4.750%,  12/15/2025
a
223,849
340,000 6.100%,  3/15/2028
a
339,111
485,000 6.750%,  4/4/2029 491,593
Principal
Amount Long-Term Fixed Income  37.4% Value
Financials  3.4% - continued
BNP Paribas SA
$ 664,000 5.283%,  11/19/2030
a,b
$ 670,970
1,340,000 3.132%,  1/20/2033
a,b
1,167,943
BPCE SA
860,000 3.500%,  10/23/2027
a
833,095
Bread Financial Holdings, Inc.
49,000 8.375%,  6/15/2035
a,b
47,913
Brookfield Finance, Inc.
215,000 5.813%,  3/3/2055 209,740
Burford Capital Global Finance,
LLC
310,000 9.250%,  7/1/2031
a
326,609
Camden Property Trust
661,000 3.150%,  7/1/2029 623,672
Capital One Financial Corporation
1,000,000 4.200%,  10/29/2025 996,083
165,000 5.700%,  2/1/2030
b
168,548
Charles Schwab Corporation
518,000 6.136%,  8/24/2034
b
551,323
Chubb INA Holdings, LLC
527,000 4.350%,  11/3/2045 452,672
Citadel, LP
350,000 6.375%,  1/23/2032
a
359,118
Citigroup, Inc.
1,404,000 3.668%,  7/24/2028
b
1,373,441
700,000 3.520%,  10/27/2028
b
680,360
300,000 5.174%,  2/13/2030
b
303,904
1,141,000 4.910%,  5/24/2033
b
1,118,862
648,000 6.174%,  5/25/2034
b
664,182
500,000 6.020%,  1/24/2036
b
504,775
Citizens Financial Group, Inc.
299,000 5.718%,  7/23/2032
b
304,377
CNA Financial Corporation
371,000 5.125%,  2/15/2034 368,468
Comerica, Inc.
175,000 5.982%,  1/30/2030
b
177,829
Constellation Insurance, Inc.
150,000 6.800%,  1/24/2030
a
148,195
Cooperatieve Rabobank UA
1,071,000 5.564%,  2/28/2029
a,b
1,095,855
Corebridge Financial, Inc.
225,000 6.375%,  9/15/2054
b
223,535
402,000 4.350%,  4/5/2042 336,159
Countrywide Home Loans, Inc.
187,210
5.750%,  4/25/2037, Ser.
2007-3, Class A27 85,330
Cousins Properties, LP
120,000 5.375%,  2/15/2032 119,504
Credit Acceptance Corporation
168,000 9.250%,  12/15/2028
a
177,853
66,000 6.625%,  3/15/2030
a
65,018
Credit Agricole SA
437,000 5.230%,  1/9/2029
a,b
441,732
Credit Suisse Group AG
775,000 7.250%,  N/A
*,i
58,125
Deutsche Bank AG/New York, NY
639,000 5.373%,  1/10/2029
b
646,057
561,000 6.819%,  11/20/2029
b
594,897
950,000 3.729%,  1/14/2032
b
854,234
Discover Bank
910,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
b
929,693

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  37.4% Value
Financials  3.4% - continued
Diversified Healthcare Trust
$ 107,000 Zero Coupon,  1/15/2026
a
$ 100,855
Drawbridge Special Opportunities
Fund, LP
454,000 3.875%,  2/15/2026
a
445,255
Elevance Health, Inc.
900,000 3.125%,  5/15/2050 585,476
725,000 4.625%,  5/15/2042 639,518
EPR Properties
355,000 4.950%,  4/15/2028 351,556
Fairfax Financial Holdings, Ltd.
478,000 6.350%,  3/22/2054 486,964
FirstCash, Inc.
327,000 5.625%,  1/1/2030
a
317,067
First-Citizens Bank & Trust
Company
443,000 6.125%,  3/9/2028 459,868
Five Corners Funding Trust IV
536,000 5.997%,  2/15/2053
a
544,124
Fortitude Group Holdings, LLC
589,000 6.250%,  4/1/2030
a
595,448
Fortress Transportation and
Infrastructure Investors, LLC
137,000 5.500%,  5/1/2028
a
134,276
308,000 7.000%,  5/1/2031
a
312,935
186,000 7.000%,  6/15/2032
a
188,614
Freedom Mortgage Corporation
118,000 7.625%,  5/1/2026
a
117,679
Freedom Mortgage Holdings, LLC
303,000 9.250%,  2/1/2029
a
307,708
131,000 9.125%,  5/15/2031
a
131,827
FS KKR Capital Corporation
1,137,000 3.400%,  1/15/2026 1,122,111
GGAM Finance, Ltd.
120,000 7.750%,  5/15/2026
a
121,325
135,000 8.000%,  6/15/2028
a
141,562
354,000 5.875%,  3/15/2030
a
349,359
Global Aircraft Leasing Company,
Ltd.
381,000 8.750%,  9/1/2027
a
387,259
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
397,000 3.750%,  12/15/2027
a
373,653
goeasy, Ltd.
216,000 9.250%,  12/1/2028
a
226,755
133,000 7.625%,  7/1/2029
a
133,039
Goldman Sachs BDC, Inc.
307,000 6.375%,  3/11/2027 314,503
Goldman Sachs Group, Inc.
684,000 1.948%,  10/21/2027
b
656,088
756,000 6.484%,  10/24/2029
b
798,570
230,000 1.992%,  1/27/2032
b
194,758
1,879,000 3.102%,  2/24/2033
b
1,656,055
High Street Funding Trust III
115,000 5.807%,  2/15/2055
a
113,399
Highwoods Realty, LP
366,000 3.050%,  2/15/2030 326,864
320,000 2.600%,  2/1/2031 271,449
Howard Hughes Corporation
84,000 4.125%,  2/1/2029
a
76,649
HSBC Holdings plc
435,000 5.130%,  3/3/2031
b
436,345
Principal
Amount Long-Term Fixed Income  37.4% Value
Financials  3.4% - continued
$ 800,000 5.402%,  8/11/2033
b
$ 808,742
HUB International, Ltd.
376,000 7.250%,  6/15/2030
a
387,282
Huntington Bancshares, Inc./OH
624,000 5.709%,  2/2/2035
b
630,647
454,000 6.141%,  11/18/2039
b
457,186
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
118,000 6.250%,  5/15/2026 116,841
530,000 5.250%,  5/15/2027 503,877
Intesa Sanpaolo SPA
164,000 4.198%,  6/1/2032
a,b
147,143
Invitation Homes Operating
Partnership, LP
670,000 2.000%,  8/15/2031 560,648
J.P. Morgan Chase & Company
305,000 2.947%,  2/24/2028
b
296,292
687,000 4.979%,  7/22/2028
b
693,131
700,000 2.522%,  4/22/2031
b
628,124
975,000 1.953%,  2/4/2032
b
829,426
1,073,000 4.586%,  4/26/2033
b
1,045,400
805,000 4.912%,  7/25/2033
b
798,599
489,000 5.766%,  4/22/2035
b
508,221
275,000 5.502%,  1/24/2036
b
280,924
455,000 5.534%,  11/29/2045
b
450,483
Jackson National Life Global
Funding
502,000 5.550%,  7/2/2027
a
511,475
Jane Street Group/JSG Finance,
Inc.
210,000 4.500%,  11/15/2029
a
198,297
80,000 7.125%,  4/30/2031
a
82,182
134,000 6.125%,  11/1/2032
a
131,854
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
112,000 5.000%,  8/15/2028
a
105,296
200,000 6.625%,  10/15/2031
a
197,879
Jefferson Capital Holdings, LLC
109,000 6.000%,  8/15/2026
a
108,357
271,000 9.500%,  2/15/2029
a
287,629
KeyBank NA/Cleveland, OH
599,000 5.000%,  1/26/2033 583,355
Kilroy Realty, LP
255,000 4.250%,  8/15/2029 242,577
218,000 6.250%,  1/15/2036 216,138
Ladder Capital Finance Holdings,
LLLP/Ladder Capital Finance
Corporation
135,000 4.250%,  2/1/2027
a
131,477
356,000 4.750%,  6/15/2029
a
339,041
Liberty Mutual Group, Inc.
74,000 4.125%,  12/15/2051
a,b
70,854
Lloyds Banking Group plc
400,000 5.087%,  11/26/2028
b
403,966
802,000 5.871%,  3/6/2029
b
827,095
Macquarie Airfinance Holdings,
Ltd.
351,000 5.200%,  3/27/2028
a
351,235
127,000 6.400%,  3/26/2029
a
131,270
305,000 5.150%,  3/17/2030
a
300,731
Marsh & McLennan Companies,
Inc.
201,000 5.450%,  3/15/2053 195,036

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  37.4% Value
Financials  3.4% - continued
Massachusetts Mutual Life
Insurance Company
$ 1,000,000 3.200%,  12/1/2061
a
$ 603,719
Mizuho Financial Group, Inc.
302,000 5.098%,  5/13/2031
b
304,896
Molina Healthcare, Inc.
220,000 4.375%,  6/15/2028
a
209,542
92,000 3.875%,  5/15/2032
a
80,714
Morgan Stanley
600,000 4.350%,  9/8/2026 597,568
989,000 3.591%,  7/22/2028
b
964,366
535,000 5.164%,  4/20/2029
b
542,252
409,000 3.622%,  4/1/2031
b
386,182
535,000 5.250%,  4/21/2034
b
535,264
379,000 5.831%,  4/19/2035
b
392,745
200,000 5.587%,  1/18/2036
b
204,253
939,000 5.297%,  4/20/2037
b
921,069
Morgan Stanley Direct Lending
Fund
344,000 6.150%,  5/17/2029 347,790
Nasdaq, Inc.
575,000 3.250%,  4/28/2050 387,014
Nationstar Mortgage Holdings,
Inc.
64,000 5.500%,  8/15/2028
a
63,476
134,000 6.500%,  8/1/2029
a
135,849
205,000 5.125%,  12/15/2030
a
204,475
65,000 7.125%,  2/1/2032
a
67,520
NatWest Group plc
450,000 4.445%,  5/8/2030
b
441,168
758,000 6.475%,  6/1/2034
b
789,767
Navient Corporation
78,000 5.000%,  3/15/2027 76,322
84,000 5.500%,  3/15/2029 79,490
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
86,000 4.500%,  9/30/2028
a
81,063
New York Life Global Funding
812,000 4.550%,  1/28/2033
a
787,595
Nomura Holdings, Inc.
487,000 5.783%,  7/3/2034 499,450
Omega Healthcare Investors, Inc.
774,000 3.625%,  10/1/2029 723,718
OneMain Finance Corporation
499,000 3.500%,  1/15/2027 478,258
468,000 3.875%,  9/15/2028 432,770
130,000 6.750%,  3/15/2032 127,592
Panther Escrow Issuer, LLC
378,000 7.125%,  6/1/2031
a
385,156
Park Intermediate Holdings, LLC
366,000 4.875%,  5/15/2029
a
341,597
Pine Street Trust III
210,000 6.223%,  5/15/2054
a
215,014
PNC Financial Services Group,
Inc.
250,000 6.615%,  10/20/2027
b
257,637
PRA Group, Inc.
208,000 8.375%,  2/1/2028
a
212,574
Prologis Targeted US Logistics
Fund, LP
502,000 5.250%,  4/1/2029
a
512,217
200,000 5.250%,  1/15/2035
a
199,291
Principal
Amount Long-Term Fixed Income  37.4% Value
Financials  3.4% - continued
Prologis, LP
$ 340,000 5.250%,  3/15/2054 $ 322,474
Prudential Financial, Inc.
1,020,000 5.125%,  3/1/2052
b
970,894
Regency Centers, LP
700,000 4.125%,  3/15/2028 692,097
370,000 5.250%,  1/15/2034 370,407
Reinsurance Group of America,
Inc.
509,000 5.750%,  9/15/2034 517,741
RenaissanceRe Holdings, Ltd.
580,000 5.800%,  4/1/2035 594,019
RFNA, LP
225,000 7.875%,  2/15/2030
a
222,255
RGA Global Funding
245,000 5.500%,  1/11/2031
a
251,809
RHP Hotel Properties, LP/RHP
Finance Corporation
65,000 4.750%,  10/15/2027 63,447
129,000 4.500%,  2/15/2029
a
122,039
RLJ Lodging Trust, LP
119,000 4.000%,  9/15/2029
a
106,746
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
118,000 3.625%,  3/1/2029
a
108,825
262,000 3.875%,  3/1/2031
a
234,700
87,000 4.000%,  10/15/2033
a
74,628
Ryan Specialty, LLC
68,000 4.375%,  2/1/2030
a
64,700
153,000 5.875%,  8/1/2032
a
151,116
Santander Holdings USA, Inc.
268,000 6.499%,  3/9/2029
b
277,533
461,000 5.473%,  3/20/2029
b
463,595
218,000 6.174%,  1/9/2030
b
224,032
Santander UK Group Holdings plc
900,000 1.673%,  6/14/2027
b
867,009
Service Properties Trust
134,000 5.500%,  12/15/2027 129,254
81,000 8.625%,  11/15/2031
a
85,448
Simon Property Group, LP
805,000 3.800%,  7/15/2050 597,037
Sixth Street Lending Partners
272,000 6.125%,  7/15/2030
a
273,762
SLM Corporation
38,000 6.500%,  1/31/2030 38,992
Societe Generale SA
840,000 4.750%,  11/24/2025
a
836,848
134,000 10.000%,  11/14/2028
a,b,h
144,904
520,000 6.100%,  4/13/2033
a,b
532,591
Standard Chartered plc
290,000 5.545%,  1/21/2029
a,b
295,060
Starwood Property Trust, Inc.
65,000 6.500%,  10/15/2030
a
64,397
Sumitomo Mitsui Financial Group,
Inc.
700,000 1.710%,  1/12/2031 590,096
Synchrony Financial
253,000 5.935%,  8/2/2030
b
256,559
138,000 7.250%,  2/2/2033
e
142,057
Synovus Bank
799,000 5.625%,  2/15/2028 802,790
Toronto-Dominion Bank
608,000 5.523%,  7/17/2028 625,114

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  37.4% Value
Financials  3.4% - continued
$ 223,000 5.146%,  9/10/2034
b
$ 220,852
TrueNoord Capital DAC
99,000 8.750%,  3/1/2030
a
100,477
Truist Financial Corporation
519,000 6.047%,  6/8/2027
b
527,640
383,000 5.125%,  12/15/2027
b,h
375,766
699,000 5.122%,  1/26/2034
b
686,433
310,000 5.711%,  1/24/2035
b
316,515
U.S. Bancorp
744,000 5.775%,  6/12/2029
b
767,317
178,000 5.836%,  6/12/2034
b
183,680
340,000 5.678%,  1/23/2035
b
347,583
UBS Group AG
96,000 4.875%,  2/12/2027
a,b,h
93,122
771,000 6.246%,  9/22/2029
a,b
805,842
668,000 3.091%,  5/14/2032
a,b
594,662
486,000 5.699%,  2/8/2035
a,b
498,362
200,000 5.379%,  9/6/2045
a,b
191,026
UniCredit SPA
129,000 5.861%,  6/19/2032
a,b
129,429
United Wholesale Mortgage, LLC
355,000 5.500%,  4/15/2029
a
342,262
UnitedHealth Group, Inc.
536,000 5.875%,  2/15/2053 543,641
489,000 4.750%,  5/15/2052 422,725
Vornado Realty, LP
98,000 3.400%,  6/1/2031
e
82,978
Wells Fargo & Company
96,000 3.900%,  3/15/2026
b,h
94,087
800,000 4.900%,  1/24/2028
b
804,511
805,000 3.526%,  3/24/2028
b
788,789
481,000 5.707%,  4/22/2028
b
491,515
1,200,000 2.393%,  6/2/2028
b
1,145,296
480,000 5.574%,  7/25/2029
b
493,051
441,000 5.389%,  4/24/2034
b
444,045
930,000 4.900%,  11/17/2045 806,118
XHR, LP
153,000 4.875%,  6/1/2029
a
143,315
67,000 6.625%,  5/15/2030
a
65,777
Zions Bancorp NA
400,000 6.816%,  11/19/2035
b
408,094
Total 118,593,225
Foreign Government  <0.1%
NBN Company, Ltd.
1,025,000 2.625%,  5/5/2031
a
913,085
Saudi Arabian Oil Company
451,000 5.250%,  7/17/2034
a
453,470
Teine Energy, Ltd.
280,000 6.875%,  4/15/2029
a
273,764
Total 1,640,319
Mortgage-Backed Securities  11.3%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
3,100,153 2.000%,  1/1/2052 2,501,294
3,599,590 2.000%,  5/1/2051 2,904,275
19,246,412 2.500%,  5/1/2051 16,233,877
6,404,424 3.500%,  5/1/2052 5,824,722
6,049,704 4.000%,  5/1/2052 5,691,868
2,437,686 5.000%,  7/1/2053 2,406,033
783,819 5.500%,  7/1/2053 789,569
Principal
Amount Long-Term Fixed Income  37.4% Value
Mortgage-Backed Securities  11.3% -
continued
$ 4,633,469 3.500%,  8/1/2052 $ 4,216,714
3,816,238 5.000%,  8/1/2053 3,784,996
4,035,851 5.500%,  9/1/2053 4,082,008
3,201,528 3.500%,  9/1/2047 2,941,129
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
3,754,854 2.500%,  7/1/2030 3,611,482
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
5,158,158 3.000%,  12/1/2036 4,828,322
4,218,127 3.000%,  8/1/2038 3,973,888
6,527,873 3.500%,  5/1/2040 6,151,991
5,186,146 2.500%,  4/1/2042 4,572,616
1,790,499 2.000%,  5/1/2042 1,530,451
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
15,583,450 3.000%,  1/1/2052 13,624,881
2,612,972 2.000%,  2/1/2051 2,108,228
1,692,574 2.000%,  2/1/2051 1,365,625
10,257,778 2.500%,  2/1/2051 8,555,782
5,846,784 2.500%,  2/1/2051 4,928,139
2,399,392 2.000%,  3/1/2051 1,908,102
27,655,840 2.000%,  3/1/2051 22,143,804
11,978,806 4.000%,  3/1/2051 11,274,306
1,764,223 2.000%,  3/1/2052 1,419,799
16,350,166 3.000%,  3/1/2052 14,205,538
9,778,600 3.000%,  4/1/2051 8,546,792
4,814,683 3.000%,  5/1/2050 4,190,451
3,175,784 2.000%,  5/1/2051 2,549,935
7,354,152 3.000%,  5/1/2051 6,492,234
16,934,446 2.000%,  6/1/2050 13,598,712
6,106,862 3.000%,  6/1/2050 5,432,233
2,959,271 4.000%,  6/1/2052 2,766,960
2,142,945 5.000%,  6/1/2053 2,117,972
15,046,015 2.500%,  7/1/2051 12,740,431
4,202,131 3.500%,  7/1/2051 3,829,743
8,350,657 4.000%,  7/1/2052 7,808,009
2,190,282 2.500%,  8/1/2050 1,854,147
8,781,825 3.500%,  8/1/2050 8,027,017
10,950,137 3.500%,  8/1/2052 9,891,616
12,060,749 4.500%,  8/1/2052 11,567,881
5,140,163 5.000%,  8/1/2053 5,080,262
11,382,109 6.000%,  8/1/2054 11,787,012
2,658,166 2.500%,  9/1/2051 2,237,945
6,801,538 3.500%,  9/1/2052 6,186,224
3,230,878 3.500%,  9/1/2052 2,938,422
4,207,895 5.000%,  9/1/2052 4,148,600
5,644,182 4.500%,  9/1/2053 5,415,206
4,241,956 4.500%,  9/1/2053 4,083,164
10,113,339 4.000%,  10/1/2052 9,481,201
3,086,742 2.000%,  11/1/2051 2,486,969
4,204,880 3.500%,  11/1/2052 3,836,845
12,685,474 2.000%,  12/1/2050 10,185,703
20,047,570 2.500%,  12/1/2051 16,861,980
8,776,902 4.500%,  12/1/2052 8,454,131
4,000,000 6.000%,  4/1/2041 4,062,568
8,700,000 5.500%,  5/1/2041 8,680,959
3,706,194 3.500%,  12/1/2047 3,413,985
10,000 3.500%,  5/1/2049 9,012
1,450,000 5.000%,  5/1/2049 1,419,884

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  37.4% Value
Mortgage-Backed Securities  11.3% -
continued
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
$ 17,725,493 2.500%,  3/1/2062 $ 14,335,238
4,450,085 3.500%,  7/1/2061 3,941,890
5,207,979 4.000%,  12/1/2061 4,815,982
Total 392,856,754
Technology  0.8%
Accenture Capital, Inc.
476,000 4.500%,  10/4/2034 459,941
Adobe, Inc.
530,000 5.300%,  1/17/2035
e
545,791
Advanced Micro Devices, Inc.
537,000 4.393%,  6/1/2052
e
456,059
Amentum Holdings, Inc.
201,000 7.250%,  8/1/2032
a
197,715
Analog Devices, Inc.
1,000,000 2.950%,  10/1/2051 650,405
Block, Inc.
138,000 3.500%,  6/1/2031 121,331
566,000 6.500%,  5/15/2032
a
571,706
Boost Newco Borrower, LLC
379,000 7.500%,  1/15/2031
a
394,515
Broadcom, Inc.
283,000 3.469%,  4/15/2034
a
249,112
1,072,000 3.137%,  11/15/2035
a
888,532
1,100,000 3.187%,  11/15/2036
a
902,875
460,000 4.926%,  5/15/2037
a
442,282
Cadence Design Systems, Inc.
222,000 4.700%,  9/10/2034 216,759
Central Parent, Inc./CDK Global,
Inc.
133,000 7.250%,  6/15/2029
a
115,096
Cisco Systems, Inc.
235,000 5.300%,  2/26/2054 230,034
Clarivate Science Holdings
Corporation
143,000 3.875%,  7/1/2028
a
132,653
Cloud Software Group, Inc.
796,000 6.500%,  3/31/2029
a
773,764
CommScope, LLC
131,000 4.750%,  9/1/2029
a
116,466
131,000 9.500%,  12/15/2031
a,e
134,930
Consensus Cloud Solutions, Inc.
68,000 6.000%,  10/15/2026
a
67,518
CoreLogic, Inc.
81,000 4.500%,  5/1/2028
a
75,392
Dell International, LLC/EMC
Corporation
338,000 4.750%,  4/1/2028 339,545
Dell, Inc.
452,000 6.500%,  4/15/2038 476,911
Diebold Nixdorf, Inc.
101,000 7.750%,  3/31/2030
a
104,693
Fiserv, Inc.
517,000 2.650%,  6/1/2030 465,423
494,000 5.350%,  3/15/2031 506,560
468,000 5.600%,  3/2/2033 480,906
500,000 5.150%,  8/12/2034 495,923
Foundry JV Holdco, LLC
551,000 5.900%,  1/25/2030
a
570,715
Principal
Amount Long-Term Fixed Income  37.4% Value
Technology  0.8% - continued
$ 200,000 5.900%,  1/25/2033
a
$ 203,516
Gen Digital, Inc.
11,000 6.750%,  9/30/2027
a
11,135
163,000 7.125%,  9/30/2030
a,e
166,375
66,000 6.250%,  4/1/2033
a
65,700
Global Payments, Inc.
487,000 5.950%,  8/15/2052
e
471,210
805,000 5.300%,  8/15/2029 817,350
Hewlett Packard Enterprise
Company
400,000 4.850%,  10/15/2031 395,866
II-VI, Inc.
131,000 5.000%,  12/15/2029
a
124,969
Intel Corporation
755,000 4.900%,  7/29/2045 634,207
Iron Mountain, Inc.
540,000 4.875%,  9/15/2029
a
515,438
300,000 5.250%,  7/15/2030
a
287,650
440,000 4.500%,  2/15/2031
a
403,342
KLA Corporation
804,000 3.300%,  3/1/2050 558,036
Marvell Technology, Inc.
127,000 5.950%,  9/15/2033 132,469
Mastercard, Inc.
566,000 3.950%,  2/26/2048 461,892
Microchip Technology, Inc.
102,000 5.050%,  3/15/2029 102,691
NCR Atleos Corporation
108,000 9.500%,  4/1/2029
a
117,105
NCR Voyix Corporation
194,000 5.000%,  10/1/2028
a
186,671
123,000 5.125%,  4/15/2029
a
117,147
Neptune Bidco US, Inc.
500,000 9.290%,  4/15/2029
a
433,825
NXP BV/NXP Funding, LLC
475,000 5.550%,  12/1/2028 486,488
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
476,000 4.300%,  6/18/2029 466,390
475,000 3.250%,  5/11/2041 348,202
Open Text Holdings, Inc.
545,000 4.125%,  2/15/2030
a
497,014
Oracle Corporation
536,000 6.900%,  11/9/2052 590,868
210,000 4.700%,  9/27/2034 200,539
1,400,000 3.850%,  7/15/2036 1,213,359
1,266,000 4.000%,  7/15/2046 968,188
PayPal Holdings, Inc.
420,000 5.500%,  6/1/2054
e
405,863
Pitney Bowes, Inc.
68,000 6.875%,  3/15/2027
a
67,915
RingCentral, Inc.
359,000 8.500%,  8/15/2030
a
377,370
Rocket Software, Inc.
160,000 9.000%,  11/28/2028
a
164,995
Roper Technologies, Inc.
640,000 1.750%,  2/15/2031 537,872
Seagate HDD Cayman
257,280 9.625%,  12/1/2032 289,365
Sensata Technologies BV
214,000 4.000%,  4/15/2029
a
196,688
Sensata Technologies, Inc.
68,000 4.375%,  2/15/2030
a
62,816

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  37.4% Value
Technology  0.8% - continued
$ 77,000 3.750%,  2/15/2031
a
$ 67,232
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
150,000 4.625%,  11/1/2026
a
147,325
34,000 6.750%,  8/15/2032
a
34,270
SS&C Technologies, Inc.
250,000 5.500%,  9/30/2027
a
248,109
67,000 6.500%,  6/1/2032
a
67,724
Synopsys, Inc.
328,000 5.700%,  4/1/2055 325,675
Texas Instruments, Inc.
535,000 5.050%,  5/18/2063 490,308
UKG, Inc.
141,000 6.875%,  2/1/2031
a
143,036
Verisk Analytics, Inc.
194,000 5.250%,  3/15/2035 193,756
Viavi Solutions, Inc.
319,000 3.750%,  10/1/2029
a
291,710
VMware, LLC
875,000 2.200%,  8/15/2031 743,726
Xerox Holdings Corporation
33,000 5.000%,  8/15/2025
a
32,631
510,000 5.500%,  8/15/2028
a
358,095
Total 27,407,675
Transportation  0.2%
Air Canada
135,000 3.875%,  8/15/2026
a
132,014
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
302,500 5.500%,  4/20/2026
a
301,673
245,647 5.750%,  4/20/2029
a
240,361
Avianca Midco 2 plc
200,000 9.625%,  2/14/2030
a,e
183,750
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
173,000 5.375%,  3/1/2029
a,e
156,025
Burlington Northern Santa Fe, LLC
631,000 2.875%,  6/15/2052 396,451
530,000 4.450%,  3/15/2043 466,226
Canadian Pacific Railway
Company
537,000 4.700%,  5/1/2048 471,310
CSX Corporation
720,000 3.800%,  4/15/2050 549,705
DCLI Bidco, LLC
120,000 7.750%,  11/15/2029
a
123,513
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
1,126,000 4.750%,  10/20/2028
a
1,121,320
ERAC USA Finance, LLC
536,000 5.400%,  5/1/2053
a
517,543
JetBlue Airways Corporation/
JetBlue Loyalty, LP
177,000 9.875%,  9/20/2031
a
174,715
Mileage Plus Holdings, LLC
603,450 6.500%,  6/20/2027
a
606,051
OneSky Flight, LLC
105,000 8.875%,  12/15/2029
a
106,122
Rand Parent, LLC
335,000 8.500%,  2/15/2030
a,e
331,653
RXO, Inc.
124,000 7.500%,  11/15/2027
a
127,507
Principal
Amount Long-Term Fixed Income  37.4% Value
Transportation  0.2% - continued
Stena International SA
$ 217,000 7.250%,  1/15/2031
a
$ 216,900
Union Pacific Corporation
1,074,000 2.973%,  9/16/2062 626,944
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
81,000 7.875%,  5/1/2027
a
79,544
156,000 6.375%,  2/1/2030
a,e
136,661
Total 7,065,988
U.S. Government & Agencies  12.2%
U.S. Treasury Bonds
507,000 3.625%,  5/15/2053 427,068
15,480,000 1.625%,  11/15/2050 8,426,320
11,400,000 4.750%,  11/15/2053 11,652,492
14,120,000 5.250%,  11/15/2028 14,749,333
1,075,000 4.375%,  5/15/2040 1,066,980
41,740,000 1.375%,  11/15/2040 27,124,478
600,000 3.000%,  5/15/2042 488,648
27,658,000 2.500%,  5/15/2046 19,600,447
35,275,000 2.875%,  5/15/2049 26,000,155
U.S. Treasury Notes
50,200,000 5.000%,  8/31/2025 50,343,933
2,500,000 4.250%,  12/31/2025 2,502,070
33,790,000 2.625%,  1/31/2026 33,385,444
3,050,000 0.500%,  2/28/2026 2,952,162
22,580,000 2.500%,  2/28/2026 22,257,353
2,900,000 4.625%,  2/28/2026 2,912,823
1,500,000 4.375%,  7/31/2026 1,507,500
2,200,000 3.500%,  9/30/2026 2,185,391
2,350,000 0.500%,  4/30/2027 2,191,559
16,875,000 2.250%,  11/15/2027 16,188,135
12,250,000 3.875%,  12/31/2027 12,247,129
4,300,000 0.750%,  1/31/2028 3,941,387
16,200,000 3.500%,  1/31/2028 16,030,406
13,400,000 3.625%,  3/31/2028 13,302,641
31,750,000 2.875%,  5/15/2028 30,798,740
55,000,000 4.375%,  8/31/2028 55,805,664
6,300,000 3.750%,  12/31/2028 6,262,840
2,200,000 3.500%,  9/30/2029 2,160,039
850,000 1.375%,  11/15/2031 717,852
24,275,000 4.125%,  11/15/2032 24,311,033
13,500,000 4.500%,  11/15/2033 13,822,734
Total 425,362,756
Utilities  0.8%
AES Corporation
1,069,000 3.950%,  7/15/2030
a
1,002,535
Algonquin Power & Utilities
Corporation
295,000 4.750%,  1/18/2082
b
280,987
Alpha Generation, LLC
116,000 6.750%,  10/15/2032
a
116,075
American Water Capital
Corporation
486,000 5.450%,  3/1/2054 468,436
Berkshire Hathaway Energy
Company
900,000 4.500%,  2/1/2045 778,434
Calpine Corporation
266,000 4.500%,  2/15/2028
a
257,873
CenterPoint Energy, Inc.
225,000 4.250%,  11/1/2028 221,137

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  37.4% Value
Utilities  0.8% - continued
Commonwealth Edison Company
$ 800,000 3.700%,  3/1/2045 $ 616,303
Consolidated Edison Company of
New York, Inc.
384,000 4.500%,  12/1/2045 330,329
900,000 4.125%,  5/15/2049 710,252
Constellation Energy Generation,
LLC
253,000 6.125%,  1/15/2034 266,600
Consumers Energy Company
880,000 4.350%,  4/15/2049 745,307
Dominion Energy, Inc.
66,000 6.875%,  2/1/2055
b
68,333
66,000 7.000%,  6/1/2054
b
69,370
DTE Electric Company
760,000 3.700%,  3/15/2045 591,530
Duke Energy Carolinas, LLC
960,000 3.700%,  12/1/2047 719,791
Duke Energy Corporation
92,000 6.450%,  9/1/2054
b
91,845
729,000 5.450%,  6/15/2034
e
738,899
Duke Energy Indiana, LLC
693,000 3.750%,  5/15/2046 526,244
Enel Finance International NV
470,000 5.125%,  6/26/2029
a
475,015
Eversource Energy
669,000 4.750%,  5/15/2026 669,304
Exelon Corporation
575,000 4.700%,  4/15/2050 482,402
642,000 4.450%,  4/15/2046 531,438
FirstEnergy Corporation
669,000 4.850%,  7/15/2047 572,093
Georgia Power Company
455,000 4.950%,  5/17/2033 451,861
237,000 5.250%,  3/15/2034 239,127
ITC Holdings Corporation
560,000 5.300%,  7/1/2043 524,384
Jersey Central Power & Light
Company
375,000 2.750%,  3/1/2032
a
324,095
Lightning Power, LLC
383,000 7.250%,  8/15/2032
a
394,329
Long Ridge Energy, LLC
197,000 8.750%,  2/15/2032
a,e
190,308
MidAmerican Energy Company
589,000 5.850%,  9/15/2054 605,076
NextEra Energy Capital Holdings,
Inc.
412,000 5.900%,  3/15/2055 411,409
160,000 5.300%,  3/15/2032 162,602
NiSource, Inc.
64,000 6.375%,  3/31/2055
b
63,240
675,000 5.650%,  2/1/2045 657,136
NRG Energy, Inc.
115,000 3.375%,  2/15/2029
a
105,588
195,000 5.250%,  6/15/2029
a
190,034
107,000 6.000%,  2/1/2033
a
104,093
107,000 6.250%,  11/1/2034
a
105,332
Pacific Gas and Electric Company
700,000 3.300%,  12/1/2027 671,589
495,000 5.550%,  5/15/2029 501,757
467,000 4.550%,  7/1/2030 452,039
505,000 6.950%,  3/15/2034 547,219
Principal
Amount Long-Term Fixed Income  37.4% Value
Utilities  0.8% - continued
$ 233,000 5.800%,  5/15/2034 $ 235,272
PG&E Corporation
203,000 5.000%,  7/1/2028 197,481
PPL Capital Funding, Inc.
470,000 5.250%,  9/1/2034 467,673
PPL Electric Utilities Corporation
440,000 3.950%,  6/1/2047 352,299
Public Service Company of
Colorado
624,000 4.500%,  6/1/2052 520,891
Public Service Enterprise Group,
Inc.
600,000 4.900%,  3/15/2030 602,837
San Diego Gas & Electric
Company
900,000 4.150%,  5/15/2048 707,164
Southern California Edison
Company
140,000 5.450%,  3/1/2035 138,625
Southern Company
650,000 4.850%,  3/15/2035 629,089
Southern Company Gas Capital
Corporation
600,000 4.400%,  5/30/2047 490,209
Southwestern Electric Power
Company
542,000 3.900%,  4/1/2045 414,856
Talen Energy Supply, LLC
267,000 8.625%,  6/1/2030
a
283,207
TerraForm Power Operating, LLC
520,000 5.000%,  1/31/2028
a
503,277
Virginia Electric and Power
Company
180,000 5.350%,  1/15/2054 169,280
675,000 4.600%,  12/1/2048 577,065
Vistra Corporation
129,000 8.000%,  10/15/2026
a,b,h
132,377
327,000 7.000%,  12/15/2026
a,b,h
331,120
Vistra Operations Company, LLC
500,000 5.000%,  7/31/2027
a
492,275
Xcel Energy, Inc.
379,000 4.600%,  6/1/2032 365,367
160,000 5.600%,  4/15/2035 160,633
XPLR Infrastructure Operating
Partners, LP
434,000 3.875%,  10/15/2026
a,e
417,445
39,000 8.375%,  1/15/2031
a,e
38,352
39,000 8.625%,  3/15/2033
a,e
37,943
Total 26,296,487
Total Long-Term Fixed Income
(cost $1,383,915,120) 1,301,214,907
Shares
Registered Investment
Companies   36.1% Value
U.S. Affiliated   35.7%
12,945,711 Thrivent Core Emerging Markets
Debt Fund 106,025,371
3,317,050 Thrivent Core Emerging Markets
Equity Fund 31,744,167
2,986,559 Thrivent Core International Equity
Fund 32,732,683
198,143 Thrivent Core Low Volatility Equity
Fund 2,365,832

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies  36.1% Value
U.S. Affiliated   35.7%  - continued
2,300,985 Thrivent Core Mid Cap Value Fund $ 23,769,179
1,437,678 Thrivent Core Small Cap Value
Fund 14,089,242
1,104,443 Thrivent Global Stock Portfolio 16,457,967
19,187,078 Thrivent High Yield Portfolio 79,785,625
25,702,475 Thrivent Income Portfolio 227,641,683
8,844,840 Thrivent International Allocation
Portfolio 90,031,624
1,723,359 Thrivent International Index
Portfolio 24,870,999
12,306,401 Thrivent Large Cap Value Portfolio 298,323,149
13,274,853 Thrivent Limited Maturity Bond
Portfolio 130,542,246
4,697,566 Thrivent Mid Cap Stock Portfolio 96,501,157
3,769,349 Thrivent Small Cap Stock Portfolio 66,692,604
Total 1,241,573,528
U.S. Unaffiliated   0.4%
7,119 Invesco QQQ Trust Series 1 3,338,242
6,000 Invesco Senior Loan ETF
e
124,200
15,550 SPDR S&P 500 ETF Trust 8,698,515
2,830 SPDR S&P Biotech ETF 229,513
723 SPDR S&P Oil & Gas Exploration
ETF 95,226
1,898 SPDR S&P Regional Banking ETF 107,901
2,348 SPDR S&P Software & Services
ETF 375,351
Total 12,968,948
Total Registered Investment
Companies (cost $1,070,836,277) 1,254,542,476
Shares Common Stock 13.6% Value
Communications Services  1.2%
23,652 Alphabet, Inc., Class A 3,657,545
78,403 Alphabet, Inc., Class C 12,248,901
4,095 AMC Networks, Inc.
j
28,174
36,860 AT&T, Inc. 1,042,401
2,650 Bandwidth, Inc.
j
34,715
25,728 Cargurus, Inc.
j
749,457
202 Charter Communications, Inc.
j
74,443
1,368 Cogent Communications Holdings 83,872
14,624 Comcast Corporation 539,626
17,344 E.W. Scripps Company
j
51,338
96 Electronic Arts, Inc. 13,874
1,436 Entravision Communications
Corporation 3,016
402 Fox Corporation, Class B 21,189
6,160 iHeartMedia, Inc.
j
10,164
3,967 Iridium Communications, Inc. 108,378
1,252 John Wiley and Sons, Inc. 55,789
2,118 Liberty Global, Ltd., Class A
j
24,378
4,197 Liberty Latin America, Ltd., Class
A
j
26,567
523 Liberty Media Corporation-Liberty
Live Group
j
35,637
8,348 Lumen Technologies, Inc.
j
32,724
5,067 Magnite, Inc.
j
57,814
28,639 Meta Platforms, Inc. 16,506,374
636 Netflix, Inc.
j
593,089
3,250 New York Times Company 161,200
6,101 News Corporation, Class A 166,069
312 Omnicom Group, Inc. 25,868
19,801 Pinterest, Inc.
j
613,831
Shares Common Stock  13.6% Value
Communications Services  1.2% - continued
6,622 QuinStreet, Inc.
j
$ 118,136
644 Sinclair, Inc. 10,259
6,517 Sirius XM Holdings, Inc.
e
146,926
2,954 Spotify Technology SA
j
1,624,789
786 TechTarget, Inc.
j
11,641
2,798 Telephone and Data Systems, Inc. 108,395
510 TKO Group Holdings, Inc. 77,933
6,600 Trade Desk, Inc.
j
361,152
18,452 Verizon Communications, Inc. 836,983
4,942 Walt Disney Company 487,775
6,785 Warner Brothers Discovery, Inc.
j
72,803
Total 40,823,225
Consumer Discretionary  1.8%
75 Adient plc
j
965
97 Adtalem Global Education, Inc.
j
9,762
1,553 Advance Auto Parts, Inc. 60,893
110,939 Amazon.com, Inc.
j
21,107,254
10,267 American Axle & Manufacturing
Holdings, Inc.
j
41,787
3,456 American Eagle Outfitters, Inc. 40,159
2,322 Aptiv plc
j
138,159
1,403 Autoliv, Inc. 124,095
5,664 Bath & Body Works, Inc. 171,732
24,025 Best Buy Company, Inc. 1,768,480
24 Booking Holdings, Inc. 110,566
3,471 Boot Barn Holdings, Inc.
j
372,890
2,057 BorgWarner, Inc. 58,933
963 Bright Horizons Family Solutions,
Inc.
j
122,340
1,354 Brunswick Corporation 72,913
27 Build-A-Bear Workshop, Inc. 1,004
192 CarMax, Inc.
j
14,961
388 Carvana Company
j
81,123
106 Cavco Industries, Inc.
j
55,081
9,313 Champion Homes, Inc.
j
882,500
3,476 Chewy, Inc.
j
113,005
12,197 Chipotle Mexican Grill, Inc.
j
612,411
610 Columbia Sportswear Company 46,171
83 Cooper-Standard Holdings, Inc.
j
1,272
2,764 Coursera, Inc.
j
18,408
822 Crocs, Inc.
j
87,296
679 D.R. Horton, Inc. 86,321
6,709 Dana, Inc. 89,431
132 Darden Restaurants, Inc. 27,424
5,250 Deckers Outdoor Corporation
j
587,002
17,917 DoorDash, Inc.
j
3,274,690
504 Dorman Products, Inc.
j
60,752
32,472 eBay, Inc. 2,199,329
926 Etsy, Inc.
j
43,689
11,920 Expedia Group, Inc. 2,003,752
142 Five Below, Inc.
j
10,639
2,504 Fox Factory Holding Corporation
j
58,443
274 Frontdoor, Inc.
j
10,527
6,850 Gap, Inc. 141,179
808 Garmin, Ltd. 175,441
10,135 Gentex Corporation 236,146
2,861 Goodyear Tire & Rubber Company
j
26,436
1,983 Grand Canyon Education, Inc.
j
343,099
452 Group 1 Automotive, Inc. 172,641
5,072 Hanesbrands, Inc.
j
29,265
4,630 Hasbro, Inc. 284,699
8,050 Hilton Worldwide Holdings, Inc. 1,831,778
16,372 Home Depot, Inc. 6,000,174
2,466 Installed Building Products, Inc. 422,820

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  13.6% Value
Consumer Discretionary  1.8% - continued
2,388 Latham Group, Inc.
j
$ 15,355
5,392 Laureate Education, Inc.
j
110,266
1,802 La-Z-Boy, Inc. 70,440
498 Lear Corporation 43,934
1,445 Leggett & Platt, Inc. 11,430
2,621 LKQ Corporation 111,497
668 Lowe's Companies, Inc. 155,798
2,202 Lululemon Athletica, Inc.
j
623,298
4,647 Modine Manufacturing Company
j
356,657
1,659 Mohawk Industries, Inc.
j
189,425
389 Motorcar Parts of America, Inc.
j
3,696
24,169 NIKE, Inc. 1,534,248
73 NVR, Inc.
j
528,840
206 OneSpaWorld Holdings, Ltd. 3,459
1,567 O'Reilly Automotive, Inc.
j
2,244,853
4,440 Patrick Industries, Inc. 375,446
343 Planet Fitness, Inc.
j
33,137
1,627 Pool Corporation 517,955
1,095 PUMA SE 26,710
40,364 QVC Group, Inc. 8,117
240 Ralph Lauren Corporation 52,978
1,606 Revolve Group, Inc.
j
34,513
6,812 Ross Stores, Inc. 870,505
1,597 Service Corporation International/
US 128,079
10,968 SharkNinja, Inc.
j
914,841
1,244 Six Flags Entertainment
Corporation 44,373
1,268 Skechers USA, Inc.
j
71,997
5,050 Sony Group Corporation ADR
e
128,220
1,465 Stitch Fix, Inc.
j
4,761
4,872 Stoneridge, Inc.
j
22,362
593 Strategic Education, Inc. 49,788
930 Tapestry, Inc. 65,481
24,897 Tesla, Inc.
j
6,452,307
1,298 Texas Roadhouse, Inc. 216,286
43 TopBuild Corporation
j
13,113
1,997 Travel + Leisure Company 92,441
126 Ulta Beauty, Inc.
j
46,184
1,321 Valvoline, Inc.
j
45,984
5,081 VF Corporation 78,857
691 Visteon Corporation
j
53,635
1,193 Wingstop, Inc. 269,117
13,011 Wyndham Hotels & Resorts, Inc. 1,177,626
2,504 Yum China Holding, Inc. 130,358
Total 62,158,204
Consumer Staples  0.4%
1,785 Albertson's Companies, Inc. 39,252
430 Archer-Daniels-Midland Company 20,644
2,405 BellRing Brands, Inc.
j
179,076
3,911 BJ's Wholesale Club Holdings,
Inc.
j
446,245
128 Bunge Global SA 9,782
1,828 Casey's General Stores, Inc. 793,425
5,424 Colgate-Palmolive Company 508,229
15,934 Conagra Brands, Inc. 424,960
475 Costco Wholesale Corporation 449,245
13,093 Coty, Inc.
j
71,619
240 Dole plc 3,468
2,356 e.l.f. Beauty, Inc.
j
147,933
584 Hershey Company 99,881
5,058 J & J Snack Foods Corporation 666,240
825 J.M. Smucker Company 97,688
1,300 John B. Sanfilippo & Son, Inc. 92,118
Shares Common Stock  13.6% Value
Consumer Staples  0.4% - continued
8,902 Kenvue, Inc. $ 213,470
2,031 Keurig Dr Pepper, Inc. 69,501
270 Kimberly-Clark Corporation 38,399
526 Lamb Weston Holdings, Inc. 28,036
431 Lancaster Colony Corporation 75,425
318 Maplebear, Inc.
j
12,685
1,465 McCormick & Company, Inc. 120,584
14,601 Philip Morris International, Inc. 2,317,617
8,557 Procter & Gamble Company 1,458,284
4,054 Sysco Corporation 304,212
866 Turning Point Brands, Inc. 51,475
276 Tyson Foods, Inc. 17,612
1,459 US Foods Holding Corporation
j
95,506
10,907 Vita Coco Company, Inc.
j
334,300
55,302 Walmart, Inc. 4,854,963
Total 14,041,874
Energy  0.3%
3,100 Antero Midstream Corporation 55,800
6,351 Antero Resources Corporation
j
256,834
16,279 Archrock, Inc. 427,161
22,943 Baker Hughes Company 1,008,345
8,691 Berry Corporation 27,898
1,521 Cactus, Inc. 69,707
452 Cheniere Energy, Inc. 104,593
12,208 ConocoPhillips 1,282,084
248 Coterra Energy, Inc. 7,167
3,394 Crescent Energy Company 38,149
9,692 Devon Energy Corporation 362,481
548 DT Midstream, Inc. 52,871
5,977 Enterprise Products Partners, LP 204,055
13,076 EOG Resources, Inc. 1,676,866
117 EQT Corporation 6,251
2,368 Expand Energy Corporation 263,606
9,873 Exxon Mobil Corporation 1,174,196
985 Gulfport Energy Corporation
j
181,378
4,128 Halliburton Company 104,727
6,130 Hess Midstream, LP 259,238
9,098 Kinder Morgan, Inc. 259,566
1,505 Kodiak Gas Services, Inc. 56,136
18,956 Kosmos Energy, Ltd.
j
43,220
606 Marathon Petroleum Corporation 88,288
11,870 Matador Resources Company 606,438
338 Natural Gas Services Group, Inc.
j
7,426
1,996 Noble Corporation plc 47,305
3,568 Oceaneering International, Inc.
j
77,818
2,400 Oil States International, Inc.
j
12,360
3,725 Ovintiv, Inc. 159,430
1,520 Par Pacific Holdings, Inc.
j
21,675
23 Phillips 66 2,840
242 Ranger Energy Services, Inc. 3,434
7,807 Schlumberger NV 326,333
1,113 Shell plc ADR 81,561
7,382 Sitio Royalties Corporation 146,680
907 Solaris Energy Infrastructure, Inc. 19,736
2,058 Talos Energy, Inc.
j
20,004
50 Targa Resources Corporation 10,023
37,933 TechnipFMC plc 1,202,097
2,016 Vital Energy, Inc.
j
42,780
7,296 Williams Companies, Inc. 436,009
Total 11,234,566
Financials  1.9%
601 1st Source Corporation 35,946
372 Affiliated Managers Group, Inc. 62,507

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  13.6% Value
Financials  1.9% - continued
199 Affirm Holdings, Inc.
j
$ 8,993
1,240 Allstate Corporation 256,767
4,854 Ally Financial, Inc. 177,025
7,727 Amalgamated Financial
Corporation 222,151
6,129 American Express Company 1,649,007
1,543 American International Group, Inc. 134,148
3,395 Ameriprise Financial, Inc. 1,643,553
1,511 Ameris Bancorp 86,988
517 AMERISAFE, Inc. 27,168
4,780 Annaly Capital Management, Inc. 97,082
1,613 Arch Capital Group, Ltd. 155,138
187 Arrow Financial Corporation 4,916
1,587 Arthur J. Gallagher & Company 547,896
2,403 Artisan Partners Asset
Management, Inc. 93,957
3,555 Associated Banc-Corp 80,094
707 Assurant, Inc. 148,293
1,315 Atlantic Union Bankshares
Corporation 40,949
35,401 AvidXchange Holdings, Inc.
j
300,201
338 Axis Capital Holdings, Ltd. 33,881
1,016 Axos Financial, Inc.
j
65,552
24,850 Bank of America Corporation 1,036,991
89 Bank of Hawaii Corporation 6,138
556 Bank of Marin Bancorp 12,271
1,594 Bank of N.T. Butterfield & Son, Ltd. 62,038
2,505 Bank of New York Mellon
Corporation 210,094
885 Bank OZK 38,453
946 BankFinancial Corporation 11,957
4,071 BankUnited, Inc. 140,205
1,306 Bar Harbor Bankshares 38,527
1,778 BCB Bancorp, Inc. 17,531
4,288 Berkshire Hathaway, Inc.
j
2,283,703
2,342 Berkshire Hills Bancorp, Inc. 61,103
681 Block, Inc.
j
36,999
12,889 Blue Owl Capital, Inc. 258,296
3,686 Bridgewater Bancshares, Inc.
j
51,199
4,066 Brookline Bancorp, Inc. 44,319
2,225 Brown & Brown, Inc. 276,790
1,007 Burke & Herbert Financial Services
Corporation 56,503
1,702 Business First Bancshares, Inc. 41,444
646 Byline Bancorp, Inc. 16,899
1,775 Cadence Bank 53,889
123 Camden National Corporation 4,978
235 Capital City Bank Group, Inc. 8,451
861 Capital One Financial Corporation 154,377
7,241 Capitol Federal Financial, Inc. 40,550
3,859 Carlyle Group, Inc. 168,214
176 Cathay General Bancorp 7,573
1,895 Cboe Global Markets, Inc. 428,820
21,540 Charles Schwab Corporation 1,686,151
2,974 Chimera Investment Corporation 38,156
151 ChoiceOne Financial Services, Inc. 4,344
590 Chubb, Ltd. 178,174
372 Cincinnati Financial Corporation 54,952
3,875 Citigroup, Inc. 275,086
418 Citizens Financial Group, Inc. 17,125
1,551 CNB Financial Corporation 34,510
2,495 CNO Financial Group, Inc. 103,917
49 Coinbase Global, Inc.
j
8,439
1,818 Columbia Banking System, Inc. 45,341
1,416 Comerica, Inc. 83,629
Shares Common Stock  13.6% Value
Financials  1.9% - continued
1,333 Commerce Bancshares, Inc. $ 82,953
219 Community Financial System, Inc. 12,452
3,874 Community Trust Bancorp, Inc. 195,095
758 ConnectOne Bancorp, Inc. 18,427
593 Cullen/Frost Bankers, Inc. 74,244
861 Customers Bancorp, Inc.
j
43,222
300 CVB Financial Corporation 5,538
129 Diamond Hill Investment Group,
Inc. 18,426
1,118 Discover Financial Services 190,843
1,606 Donnelley Financial Solutions, Inc.
j
70,198
2,051 Eagle Bancorp, Inc. 43,071
1,666 East West Bancorp, Inc. 149,540
908 Eastern Bankshares, Inc. 14,891
2,100 Ellington Credit Company 11,361
1,295 Enact Holdings, Inc. 45,001
867 Enova International, Inc.
j
83,718
973 Equitable Holdings, Inc. 50,684
1,067 Equity Bancshares, Inc. 42,040
1,050 Essent Group, Ltd. 60,606
814 Evercore, Inc. 162,572
12,575 F.N.B. Corporation 169,134
937 FactSet Research Systems, Inc. 425,998
483 Federal Agricultural Mortgage
Corporation 90,567
10,632 Federated Hermes, Inc. 433,467
1,521 Fidelity National Information
Services, Inc. 113,588
772 Fifth Third Bancorp 30,262
1,076 Financial Institutions, Inc. 26,857
335 First American Financial
Corporation 21,986
10,383 First Bancorp/Puerto Rico 199,042
1,506 First Bancshares, Inc. 50,918
8,385 First Busey Corporation 181,116
259 First Business Financial Services,
Inc. 12,212
71 First Citizens BancShares, Inc./NC 131,643
2,719 First Financial Bancorp 67,921
811 First Financial Bankshares, Inc. 29,131
1,084 First Financial Corporation 53,094
502 First Hawaiian, Inc. 12,269
6,002 First Horizon Corporation 116,559
1,258 First Internet Bancorp 33,689
250 First Interstate BancSystem, Inc. 7,163
673 First Merchants Corporation 27,216
2,333 First Mid-Illinois Bancshares, Inc. 81,422
6,413 Fiserv, Inc.
j
1,416,183
1,664 Flagstar Financial, Inc. 19,336
2,351 Flushing Financial Corporation 29,858
641 Flywire Corporation
j
6,090
13,069 Fulton Financial Corporation 236,418
9,008 Glacier Bancorp, Inc. 398,334
2,521 Great Southern Bancorp, Inc. 139,588
1,774 Hamilton Lane, Inc. 263,741
1,839 Hancock Whitney Corporation 96,456
1,074 Hanmi Financial Corporation 24,337
491 Hanover Insurance Group, Inc. 85,409
711 HarborOne Bancorp, Inc. 7,373
701 Hartford Insurance Group, Inc. 86,735
34 HBT Financial, Inc. 762
1,600 Home BancShares, Inc. 45,232
3,154 Hometrust Bancshares, Inc. 108,119
4,394 Hope Bancorp, Inc. 46,005
214 Horace Mann Educators
Corporation 9,144

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  13.6% Value
Financials  1.9% - continued
3,258 Horizon Bancorp, Inc. $ 49,131
5,752 Houlihan Lokey, Inc. 928,948
1,525 Huntington Bancshares, Inc./OH 22,890
118 Independent Bank Corporation/MA 7,393
1,879 Independent Bank Corporation/MI 57,854
91 Interactive Brokers Group, Inc. 15,069
19,600 Intercontinental Exchange, Inc. 3,381,000
5,732 Invesco, Ltd. 86,954
248 Investar Holding Corporation 4,367
19,303 J.P. Morgan Chase & Company 4,735,026
6,454 Jack Henry & Associates, Inc. 1,178,500
8,271 Janus Henderson Group plc 298,997
5,952 Kearny Financial Corporation/MD 37,260
8,218 KeyCorp 131,406
2,288 Kinsale Capital Group, Inc. 1,113,593
720 LendingTree, Inc.
j
36,194
202 M&T Bank Corporation 36,108
572 MarketAxess Holdings, Inc. 123,752
270 Marsh & McLennan Companies,
Inc. 65,888
4,278 Mastercard, Inc. 2,344,857
1,281 Mercantile Bank Corporation 55,647
1,745 MetLife, Inc. 140,106
729 Metropolitan Bank Holding
Corporation
j
40,817
17,191 MGIC Investment Corporation 425,993
615 Mid Penn Bancorp, Inc. 15,935
2,626 Midland States Bancorp, Inc. 44,957
5,738 MidWestOne Financial Group, Inc. 169,902
449 Morningstar, Inc. 134,642
3,126 Mr. Cooper Group, Inc.
j
373,870
3,175 MSCI, Inc. 1,795,463
39,771 Nasdaq, Inc. 3,017,028
36 Nelnet, Inc. 3,993
11,061 NMI Holdings, Inc.
j
398,749
620 Northeast Community Bancorp,
Inc. 14,533
7,400 Northern Trust Corporation 730,010
1,884 Northfield Bancorp, Inc. 20,554
227 Northrim BanCorp, Inc. 16,621
4,425 Northwest Bancshares, Inc. 53,189
12,502 OceanFirst Financial Corporation 212,659
5,751 OFG Bancorp 230,155
2,931 Old National Bancorp 62,108
3,935 Old Republic International
Corporation 154,331
7,031 Old Second Bancorp, Inc. 116,996
5,915 OneMain Holdings, Inc. 289,125
1,431 Orrstown Financial Services, Inc. 42,944
939 P10, Inc. 11,033
430 Palomar Holdings, Inc.
j
58,944
40 Park National Corporation 6,056
692 Paymentus Holdings, Inc.
j
18,061
787 PCB Bancorp 14,725
1,574 Peoples Bancorp, Inc./OH 46,685
781 Pinnacle Financial Partners, Inc. 82,817
462 PNC Financial Services Group,
Inc. 81,206
3,322 Popular, Inc. 306,853
655 Principal Financial Group, Inc. 55,262
4,342 Progressive Corporation 1,228,829
1,928 Prosperity Bancshares, Inc. 137,601
4,538 Provident Financial Services, Inc. 77,917
467 Prudential Financial, Inc. 52,155
7,293 Radian Group, Inc. 241,180
Shares Common Stock  13.6% Value
Financials  1.9% - continued
951 Regions Financial Corporation $ 20,665
232 Reinsurance Group of America,
Inc. 45,681
4,316 Rithm Capital Corporation 49,418
5,336 RLI Corporation 428,641
9,277 Robinhood Markets, Inc.
j
386,109
2,906 S&P Global, Inc. 1,476,539
5,010 SEI Investments Company 388,926
348 ServisFirst Bancshares, Inc. 28,745
2,302 Shore Bancshares, Inc. 31,169
783 Sierra Bancorp 21,830
314 Simmons First National
Corporation 6,446
332 Southern Missouri Bancorp, Inc. 17,271
756 Southside Bancshares, Inc. 21,894
1,118 SouthState Corporation 103,773
2,754 StepStone Group, Inc. 143,841
1,189 Stifel Financial Corporation 112,075
568 StoneX Group, Inc.
j
43,384
2,713 Synovus Financial Corporation 126,806
226 Texas Capital Bancshares, Inc.
j
16,882
103 Towne Bank/Portsmouth, VA 3,522
5,555 TPG RE Finance Trust, Inc. 45,273
12,627 TPG, Inc. 598,899
13,354 Tradeweb Markets, Inc. 1,982,535
10,097 Triumph Financial, Inc.
j
583,607
6,024 Truist Financial Corporation 247,888
1,491 TrustCo Bank Corporation NY 45,446
6,460 Trustmark Corporation 222,805
1,630 U.S. Bancorp 68,819
722 UMB Financial Corporation 72,994
1,019 United Bankshares, Inc. 35,329
2,965 United Community Banks, Inc. 83,405
664 Unity Bancorp, Inc. 27,025
1,484 Univest Financial Corporation 42,086
432 Unum Group 35,191
10,835 Valley National Bancorp 96,323
2,190 Veritex Holdings, Inc. 54,684
192 Virtu Financial, Inc. 7,319
25,188 Visa, Inc. 8,827,386
194 Walker & Dunlop, Inc. 16,560
1,908 Webster Financial Corporation 98,357
14,014 Wells Fargo & Company 1,006,065
348 WesBanco, Inc. 10,774
1,007 Westamerica Bancorporation 50,984
7,343 Western Alliance Bancorp 564,163
18,573 Western Union Company 196,502
71 Willis Towers Watson plc 23,994
655 Wintrust Financial Corporation 73,661
214 WSFS Financial Corporation 11,100
9,097 Zions Bancorp NA 453,576
Total 65,370,809
Health Care  1.6%
14,593 Abbott Laboratories 1,935,761
1,689 AbbVie, Inc. 353,879
12,231 ADMA Biologics, Inc.
j
242,663
17,283 Agilent Technologies, Inc. 2,021,765
863 Agios Pharmaceuticals, Inc.
j
25,286
302 Align Technology, Inc.
j
47,976
6,902 Amgen, Inc. 2,150,318
2,732 Amicus Therapeutics, Inc.
j
22,293
2,835 Amneal Pharmaceuticals, Inc.
j
23,757
803 Anika Therapeutics, Inc.
j
12,069
1,035 Argenx SE ADR
j
612,580

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  13.6% Value
Health Care  1.6% - continued
213 Arvinas, Inc.
j
$ 1,495
504 Astria Therapeutics, Inc.
j
2,691
3,539 Avantor, Inc.
j
57,367
265 Biogen, Inc.
j
36,263
879 BioMarin Pharmaceutical, Inc.
j
62,137
2,780 Bio-Techne Corporation 162,991
21,063 Boston Scientific Corporation
j
2,124,835
4,698 Cabaletta Bio, Inc.
j
6,507
2,852 CareDx, Inc.
j
50,623
13,506 Caribou Biosciences, Inc.
j
12,332
2,607 Cencora, Inc. 724,981
2,144 Centene Corporation
j
130,162
5,495 Certara, Inc.
j
54,401
123 Chemed Corporation 75,684
405 Cigna Group 133,245
15,357 Concentra Group Holdings Parent,
Inc. 333,247
6,940 Cooper Companies, Inc.
j
585,389
2,617 CorVel Corporation
j
293,026
1,890 CryoPort, Inc.
j
11,491
20,563 Danaher Corporation 4,215,415
1,842 Definitive Healthcare Corporation
j
5,323
3,342 Denali Therapeutics, Inc.
j
45,435
6,172 Dentsply Sirona, Inc. 92,210
9,083 Dexcom, Inc.
j
620,278
591 Doximity, Inc.
j
34,296
3,008 Editas Medicine, Inc.
j
3,489
11,584 Elanco Animal Health, Inc.
j
121,632
6,869 Eli Lilly & Company 5,673,176
4,223 Enanta Pharmaceuticals, Inc.
j
23,311
11,067 Encompass Health Corporation 1,120,866
5,174 Exact Sciences Corporation
j
223,982
286 Exelixis, Inc.
j
10,559
4,396 Fate Therapeutics, Inc.
j
3,473
2,758 Fortrea Holdings, Inc.
j
20,823
1,549 Gilead Sciences, Inc. 173,565
19,214 Globus Medical, Inc.
j
1,406,465
4,379 GoodRx Holdings, Inc.
j
19,311
7,580 HealthEquity, Inc.
j
669,845
253 Humana, Inc. 66,944
4,895 IDEXX Laboratories, Inc.
j
2,055,655
73 Illumina, Inc.
j
5,792
1,133 Incyte Corporation
j
68,603
2,395 Inspire Medical Systems, Inc.
j
381,476
1,574 Insulet Corporation
j
413,348
2,071 Integra LifeSciences Holdings
Corporation
j
45,541
3,156 Intellia Therapeutics, Inc.
j
22,439
5,348 Intuitive Surgical, Inc.
j
2,648,704
386 IQVIA Holding, Inc.
j
68,052
2,418 iTeos Therapeutics, Inc.
j
14,435
5,322 Johnson & Johnson 882,601
1,415 Kura Oncology, Inc.
j
9,339
572 Labcorp Holdings, Inc. 133,127
41 Ligand Pharmaceuticals, Inc.
j
4,311
173 Medpace Holdings, Inc.
j
52,711
31,974 Medtronic plc 2,873,184
1,970 Merck & Company, Inc. 176,827
2,021 Merit Medical Systems, Inc.
j
213,640
976 Mettler-Toledo International, Inc.
j
1,152,568
1,329 Myriad Genetics, Inc.
j
11,788
3,824 Natera, Inc.
j
540,752
971 Neurocrine Biosciences, Inc.
j
107,393
5,103 Nkarta, Inc.
j
9,390
749 Novocure, Ltd.
j
13,347
Shares Common Stock  13.6% Value
Health Care  1.6% - continued
2,648 Penumbra, Inc.
j
$ 708,102
621 Prestige Consumer Healthcare,
Inc.
j
53,387
6,395 Progyny, Inc.
j
142,864
1,903 Prothena Corporation plc
j
23,550
301 PTC Therapeutics, Inc.
j
15,339
2,632 QIAGEN NV 105,675
250 Quest Diagnostics, Inc. 42,300
2,371 Regeneron Pharmaceuticals, Inc. 1,503,759
8,203 Relay Therapeutics, Inc.
j
21,492
6,852 Repligen Corporation
j
871,848
31 Revvity, Inc. 3,280
2,636 Rocket Pharmaceuticals, Inc.
j
17,582
20,470 Royalty Pharma plc 637,231
9,929 RxSight, Inc.
j
250,707
2,890 Sanofi SA ADR 160,279
22,839 scPharmaceuticals, Inc.
j
60,067
1,478 STERIS plc 334,989
18,162 Stevanato Group SPA 370,868
2,760 Stryker Corporation 1,027,410
549 Teleflex, Inc. 75,866
892 Tenet Healthcare Corporation
j
119,974
3,500 Thermo Fisher Scientific, Inc. 1,741,600
10,085 Twist Bioscience Corporation
j
395,937
215 United Therapeutics Corporation
j
66,278
5,714 UnitedHealth Group, Inc. 2,992,708
144 Veeva Systems, Inc.
j
33,355
6,166 Vericel Corporation
j
275,127
3,785 Vertex Pharmaceuticals, Inc.
j
1,835,044
11,039 Viatris, Inc. 96,150
3,659 Viemed Healthcare, Inc.
j
26,638
396 Waters Corporation
j
145,954
1,435 Waystar Holding Corporation
j
53,612
1,694 West Pharmaceutical Services,
Inc. 379,253
3,382 Xencor, Inc.
j
35,984
1,511 Xenon Pharmaceuticals, Inc.
j
50,694
3,481 Zentalis Pharmaceuticals, Inc.
j
5,535
1,362 Zimmer Biomet Holdings, Inc. 154,151
12,529 Zoetis, Inc. 2,062,900
Total 55,660,124
Industrials  1.5%
2,319 A.O. Smith Corporation 151,570
3,914 Advanced Drainage Systems, Inc. 425,256
8,036 AECOM 745,178
1,726 Air Lease Corporation 83,383
486 Alaska Air Group, Inc.
j
23,921
690 Allegion plc 90,017
1,215 Allison Transmission Holdings, Inc. 116,239
2,508 Amentum Holdings, Inc.
j
45,646
9,215 AMETEK, Inc. 1,586,270
159 Applied Industrial Technologies,
Inc. 35,829
1,061 Arcosa, Inc. 81,824
70 Argan, Inc. 9,182
2,919 Armstrong World Industries, Inc. 411,229
3,020 Array Technologies, Inc.
j
14,707
11,819 Atmus Filtration Technologies, Inc. 434,112
6,129 Automatic Data Processing, Inc. 1,872,593
162 Axon Enterprise, Inc.
j
85,204
3,395 Badger Infrastructure Solutions,
Ltd. 91,678
2,246 Barrett Business Services, Inc. 92,423
5,459 Brady Corporation 385,624

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  13.6% Value
Industrials  1.5% - continued
10,000 BWX Technologies, Inc. $ 986,500
3 CACI International, Inc.
j
1,101
2,264 Casella Waste Systems, Inc.
j
252,459
6,705 Caterpillar, Inc. 2,211,309
12,482 CECO Environmental Corporation
j
284,590
2,809 Clean Harbors, Inc.
j
553,654
12,099 CNH Industrial NV 148,576
118 CSW Industrials, Inc. 34,399
67,117 CSX Corporation 1,975,253
158 Cummins, Inc. 49,524
1,062 Curtiss-Wright Corporation 336,941
1,654 Dayforce, Inc.
j
96,478
2,774 Delta Air Lines, Inc. 120,946
3,518 DNOW, Inc.
j
60,087
8 Dover Corporation 1,405
1,392 EMCOR Group, Inc. 514,525
1,497 Energy Recovery, Inc.
j
23,787
13,989 Enerpac Tool Group Corporation 627,547
2,079 EnPro, Inc. 336,361
64 ESCO Technologies, Inc. 10,184
24,015 ExlService Holdings, Inc.
j
1,133,748
779 Expeditors International of
Washington, Inc. 93,675
44,237 Fastenal Company 3,430,579
4,906 Federal Signal Corporation 360,836
9,050 Ferguson Enterprises, Inc. 1,450,082
9,916 Flowserve Corporation 484,297
1,035 Fortive Corporation 75,741
2,468 Frontier Group Holdings, Inc.
j
10,711
24,388 Gates Industrial Corporation plc
j
448,983
534 General Dynamics Corporation 145,558
246 Gorman-Rupp Company 8,635
7,591 Graco, Inc. 633,924
7,753 Great Lakes Dredge & Dock
Corporation
j
67,451
444 Griffon Corporation 31,746
8,020 Helios Technologies, Inc. 257,362
285 Herc Holdings, Inc. 38,267
1,002 Hexcel Corporation 54,870
846 Honeywell International, Inc. 179,141
10,770 Howmet Aerospace, Inc. 1,397,192
3,956 Hudson Technologies, Inc.
j
24,409
62 Huron Consulting Group, Inc.
j
8,894
2,310 IDEX Corporation 418,041
918 IES Holdings, Inc.
j
151,571
10,081 Ingersoll Rand, Inc. 806,782
2,104 ITT Corporation 271,753
854 Jacobs Solutions, Inc. 103,240
819 JB Hunt Transport Services, Inc. 121,171
1,620 Kirby Corporation
j
163,636
1,736 Knight-Swift Transportation
Holdings, Inc. 75,499
6,581 Korn Ferry 446,389
620 L3Harris Technologies, Inc. 129,772
2,775 Landstar System, Inc. 416,805
760 Leidos Holdings, Inc. 102,554
2,103 Limbach Holdings, Inc.
j
156,610
462 Lincoln Electric Holdings, Inc. 87,392
3,583 Lockheed Martin Corporation 1,600,562
991 ManpowerGroup, Inc. 57,359
4,374 Masco Corporation 304,168
28,769 Masterbrand, Inc.
j
375,723
1,341 McGrath RentCorp 149,387
694 Miller Industries, Inc. 29,405
2,305 Moog, Inc. 399,572
Shares Common Stock  13.6% Value
Industrials  1.5% - continued
12,144 Mueller Water Products, Inc. $ 308,701
9,951 nVent Electric plc 521,631
4,508 Old Dominion Freight Line, Inc. 745,849
501 Otis Worldwide Corporation 51,703
880 Owens Corning, Inc. 125,682
514 PACCAR, Inc. 50,048
4,844 Parker-Hannifin Corporation 2,944,425
80 Paylocity Holding Corporation
j
14,987
4,729 Pentair plc 413,693
468 Quanta Services, Inc. 118,956
1,314 RBC Bearings, Inc.
j
422,806
3,599 Regal Rexnord Corporation 409,746
240 Republic Services, Inc. 58,118
1,361 Robert Half, Inc. 74,243
2,204 Rockwell Automation, Inc. 569,470
259 Rush Enterprises, Inc. 13,833
941 Saia, Inc.
j
328,814
2,876 Schneider National, Inc. 65,717
10,763 Shoals Technologies Group, Inc.
j
35,733
76 SkyWest, Inc.
j
6,640
2,945 Southwest Airlines Company 98,893
349 SPX Technologies, Inc.
j
44,944
371 SS&C Technologies Holdings, Inc. 30,990
2,783 Stanley Black & Decker, Inc. 213,957
1,658 Sterling Construction Company,
Inc.
j
187,702
2,826 Timken Company 203,105
5,927 Trane Technologies plc 1,996,925
47 TransDigm Group, Inc. 65,015
6,679 TransUnion 554,290
1,039 Trex Company, Inc.
j
60,366
1,553 Trinity Industries, Inc. 43,577
51,205 Uber Technologies, Inc.
j
3,730,796
651 UFP Industries, Inc. 69,683
668 UL Solutions, Inc. 37,675
824 Union Pacific Corporation 194,662
10,444 United Airlines Holdings, Inc.
j
721,158
1,022 United Parcel Service, Inc. 112,410
212 United Rentals, Inc. 132,860
5,814 Verisk Analytics, Inc. 1,730,363
2,396 Verra Mobility Corporation
j
53,934
238 Wabtec Corporation 43,161
4,173 Waste Connections, Inc. 814,528
1,424 Waste Management, Inc. 329,670
1,114 Watsco, Inc. 566,246
8,150 WNS Holdings, Ltd.
j
501,144
Total 51,929,852
Information Technology  3.9%
796 Adobe, Inc.
j
305,290
4,775 Agilysys, Inc.
j
346,378
1,064 Ambarella, Inc.
j
53,551
48,031 Amphenol Corporation 3,150,353
119,438 Apple, Inc. 26,530,763
14,488 Applied Materials, Inc. 2,102,499
13,345 Arista Networks, Inc.
j
1,033,971
125 Astera Labs, Inc.
j
7,459
108 Atlassian Corporation
j
22,919
10,646 Autodesk, Inc.
j
2,787,123
232 BILL Holdings, Inc.
j
10,646
3,919 BlackLine, Inc.
j
189,758
47,823 Broadcom, Inc. 8,007,005
10,112 CDW Corporation 1,620,549
2,091 Ciena Corporation
j
126,359
17,122 Cisco Systems, Inc. 1,056,599

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  13.6% Value
Information Technology  3.9% - continued
2,266 Clearwater Analytics Holdings,
Inc.
j
$ 60,729
575 Coherent Corporation
j
37,340
3,242 Cohu, Inc.
j
47,690
608 CommVault Systems, Inc.
j
95,918
313 Consensus Cloud Solutions, Inc.
j
7,224
1,392 Crane NXT Company 71,549
1,628 Credo Technology Group Holding,
Ltd.
j
65,380
1,662 CrowdStrike Holdings, Inc.
j
585,988
3,388 CyberArk Software, Ltd.
j
1,145,144
778 Datadog, Inc.
j
77,185
2,673 Descartes Systems Group, Inc.
j
269,519
2,556 DocuSign, Inc.
j
208,058
2,606 Dolby Laboratories, Inc. 209,288
11,545 Dynatrace Holdings, LLC
j
544,347
601 Elastic NV
j
53,549
341 Enphase Energy, Inc.
j
21,159
989 Expensify, Inc.
j
3,007
783 F5, Inc.
j
208,489
1,412 Fabrinet
j
278,884
385 Fair Isaac Corporation
j
710,002
303 FARO Technologies, Inc.
j
8,272
5,013 Flex, Ltd.
j
165,830
22,553 Fortinet, Inc.
j
2,170,952
11,550 Freshworks, Inc.
j
162,970
1,310 Gartner, Inc.
j
549,859
914 Gen Digital, Inc. 24,258
16,577 Gitlab, Inc.
j
779,119
2,589 Globant SA
j
304,777
361 GoDaddy, Inc.
j
65,031
5,949 Guidewire Software, Inc.
j
1,114,605
1,276 HubSpot, Inc.
j
728,966
2,686 Impinj, Inc.
j
243,620
10,679 International Business Machines
Corporation 2,655,440
501 IPG Photonics Corporation
j
31,633
867 Itron, Inc.
j
90,827
25,710 JFrog, Ltd.
j
822,720
993 Keysight Technologies, Inc.
j
148,722
13,339 Lattice Semiconductor
Corporation
j
699,631
2,297 Littelfuse, Inc. 451,912
74 MACOM Technology Solutions
Holdings, Inc.
j
7,428
5,721 Marvell Technology, Inc. 352,242
62,850 Microsoft Corporation 23,593,261
78 MicroStrategy, Inc.
j
22,485
361 Mirion Technologies, Inc.
j
5,234
2,557 MongoDB, Inc.
j
448,498
14 Monolithic Power Systems, Inc. 8,120
3,522 Motorola Solutions, Inc. 1,541,967
1,409 Napco Security Technologies, Inc. 32,435
3,391 NetApp, Inc. 297,865
226,872 NVIDIA Corporation 24,588,387
379 Okta, Inc.
j
39,878
1,653 Olo, Inc.
j
9,984
1,663 ON Semiconductor Corporation
j
67,667
5,565 Onto Innovation, Inc.
j
675,257
15,850 Palantir Technologies, Inc.
j
1,337,740
7,170 PDF Solutions, Inc.
j
137,019
4,727 Pegasystems, Inc. 328,621
344 Plexus Corporation
j
44,077
248 Procore Technologies, Inc.
j
16,373
4,247 PTC, Inc.
j
658,073
Shares Common Stock  13.6% Value
Information Technology  3.9% - continued
1,494 Q2 Holdings, Inc.
j
$ 119,535
1,668 Qorvo, Inc.
j
120,780
17,119 QUALCOMM, Inc. 2,629,650
17,322 Salesforce, Inc. 4,648,532
4,230 Samsung Electronics Company,
Ltd. 167,700
6,608 SAP AG ADR 1,773,851
5,850 ServiceNow, Inc.
j
4,657,419
1,479 Silicon Laboratories, Inc.
j
166,491
772 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 128,152
1,652 TD SYNNEX Corporation 171,742
721 TE Connectivity plc 101,892
330 Teledyne Technologies, Inc.
j
164,244
1,180 Tenable Holdings, Inc.
j
41,276
25,083 Trimble, Inc.
j
1,646,699
13,039 TTM Technologies, Inc.
j
267,430
1,268 Tyler Technologies, Inc.
j
737,203
3,647 Varonis Systems, Inc.
j
147,521
3,453 VeriSign, Inc.
j
876,613
360 Vontier Corporation 11,826
3,458 Workiva, Inc.
j
262,497
634 Xerox Holdings Corporation 3,062
396 Zebra Technologies Corporation
j
111,894
Total 136,439,435
Materials  0.4%
761 Albemarle Corporation 54,807
366 Alcoa Corporation 11,163
1,357 Allegheny Technologies, Inc.
j
70,605
5,038 Amcor plc 48,869
635 AptarGroup, Inc. 94,221
2,742 Aspen Aerogels, Inc.
j
17,521
3,324 Avient Corporation 123,520
11,537 Axalta Coating Systems, Ltd.
j
382,682
562 Balchem Corporation 93,292
1,811 CF Industries Holdings, Inc. 141,530
5,780 Chemours Company 78,203
23,539 Constellium SE
j
237,509
2,965 Corteva, Inc. 186,587
23,365 DuPont de Nemours, Inc. 1,744,898
138 Eagle Materials, Inc. 30,626
4,121 Eastman Chemical Company 363,101
11,949 Ecolab, Inc. 3,029,310
11,893 Element Solutions, Inc. 268,901
2,946 FMC Corporation 124,292
1,618 Greif, Inc. 88,974
12,479 Hecla Mining Company 69,383
919 Huntsman Corporation 14,511
2,781 Ingevity Corporation
j
110,100
880 Innospec, Inc. 83,380
1,193 International Flavors & Fragrances,
Inc. 92,589
5,110 Ivanhoe Mines, Ltd.
e,j
43,393
1,293 Kaiser Aluminum Corporation 78,382
990 Koppers Holdings, Inc. 27,720
4,332 Linde plc 2,017,152
100 LyondellBasell Industries NV 7,040
2,398 Magnera Corporation
j
43,548
1,053 Martin Marietta Materials, Inc. 503,471
1,360 Minerals Technologies, Inc. 86,455
5,043 Mosaic Company 136,211
1,181 Nucor Corporation 142,122
1,858 O-I Glass, Inc.
j
21,311

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  13.6% Value
Materials  0.4% - continued
9,770 Olin Corporation $ 236,825
1,042 Orion SA 13,473
2,342 Packaging Corporation of America 463,763
333 PPG Industries, Inc. 36,414
545 Ranpak Holdings Corporation
j
2,954
1,931 Royal Gold, Inc. 315,738
3,807 RPM International, Inc. 440,394
1,990 Sealed Air Corporation 57,511
3,503 Sensient Technologies Corporation 260,728
2,587 Sonoco Products Company 122,210
1,939 Steel Dynamics, Inc. 242,530
554 Stepan Company 30,492
5,722 Trinseo plc 21,057
8,061 Tronox Holdings plc 56,749
125 United States Lime & Minerals, Inc. 11,048
3,228 United States Steel Corporation 136,415
553 Vulcan Materials Company 129,015
1,128 West Fraser Timber Company, Ltd. 86,788
Total 13,331,483
Real Estate  0.4%
1,134 Agree Realty Corporation 87,533
3,040 Alexandria Real Estate Equities,
Inc. 281,230
953 Alpine Income Property Trust, Inc. 15,934
1,449 American Assets Trust, Inc. 29,183
275 AvalonBay Communities, Inc. 59,021
4,415 Brixmor Property Group, Inc. 117,218
16,872 Broadstone Net Lease, Inc. 287,499
5,904 CBRE Group, Inc.
j
772,125
5,039 Chatham Lodging Trust 35,928
2,169 Colliers International Group, Inc. 263,100
7,313 Compass, Inc.
j
63,843
7,792 CoStar Group, Inc.
j
617,360
1,256 Cousins Properties, Inc. 37,052
1,373 Crown Castle, Inc. 143,108
3,170 Curbline Properties Corporation 76,682
6,421 Cushman and Wakefield plc
j
65,623
9,048 Douglas Elliman, Inc.
j
15,563
3,105 EPR Properties 163,354
1,225 Equinix, Inc. 998,804
61,903 Essential Properties Realty Trust,
Inc. 2,020,514
246 Essex Property Trust, Inc. 75,416
455 Extra Space Storage, Inc. 67,563
2,450 First Industrial Realty Trust, Inc. 132,202
7,071 Global Net Lease, Inc. 56,851
6,185 Healthcare Realty Trust, Inc. 104,527
714 Host Hotels & Resorts, Inc. 10,146
313 Howard Hughes Holdings, Inc.
j
23,187
3,034 Independence Realty Trust, Inc. 64,412
12,267 Industrial Logistics Properties Trust 42,198
4,842 Innovative Industrial Properties,
Inc. 261,904
8,298 InvenTrust Properties Corporation 243,712
10,129 National Storage Affiliates Trust 399,083
9,721 NetSTREIT Corporation 154,078
31,086 Outfront Media, Inc. 501,728
29,775 Park Hotels & Resorts, Inc. 317,997
954 Peakstone Realty Trust 12,020
12,258 Pebblebrook Hotel Trust 124,174
718 RE/MAX Holdings, Inc.
j
6,010
50,881 RLJ Lodging Trust 401,451
877 RMR Group, Inc. 14,602
470 Ryman Hospitality Properties 42,977
Shares Common Stock  13.6% Value
Real Estate  0.4% - continued
101,432 Sabra Health Care REIT, Inc. $ 1,772,017
1,295 Safehold, Inc. 24,242
737 SBA Communications Corporation 162,147
2,372 Sila Realty Trust, Inc. 63,356
12,358 STAG Industrial, Inc. 446,371
25,371 Tanger, Inc. 857,286
4,256 Terreno Realty Corporation 269,064
86,377 Uniti Group, Inc. 435,340
143 Universal Health Realty Income
Trust 5,857
2,958 Zillow Group, Inc., Class A
j
197,772
5,145 Zillow Group, Inc., Class C
j
352,741
Total 13,793,105
Utilities  0.2%
43,912 AES Corporation 545,387
2,173 Alliant Energy Corporation 139,832
1,188 American States Water Company 93,472
3,342 American Water Works Company,
Inc. 493,012
407 Artesian Resources Corporation 13,288
2,998 Black Hills Corporation 181,829
142 Brookfield Renewable Corporation 3,965
2,428 California Water Service Group 117,661
4,033 CenterPoint Energy, Inc. 146,115
5,045 Clearway Energy, Inc., Class A 143,581
10,512 Clearway Energy, Inc., Class C 318,198
523 Constellation Energy Corporation 105,452
1,895 Duke Energy Corporation 231,133
6,371 Edison International 375,379
3,052 Entergy Corporation 260,915
2,043 Essential Utilities, Inc. 80,760
1,292 Eversource Energy 80,246
9,822 Hawaiian Electric Industries, Inc.
j
107,551
740 Middlesex Water Company 47,434
3,497 NiSource, Inc. 140,195
626 Northwestern Energy Group, Inc. 36,227
40,138 PG&E Corporation 689,571
1,296 Portland General Electric
Company 57,802
1,782 Public Service Enterprise Group,
Inc. 146,659
843 Spire, Inc. 65,965
100,423 UGI Corporation 3,320,989
5,132 Vistra Energy Corporation 602,702
26,160 XPLR Infrastructure, LP 248,520
Total 8,793,840
Total Common Stock
(cost $330,456,681) 473,576,517
Shares Private Equity Funds 0.8% Value
Secondary  0.8%
1 AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP
*,j,k
2,554,019
1 ASF IX, LP
*,j,k
3,737,210
1 ASF VIII Sidecar (Cayman), LP
*,j,k
770,806
1 Crown Global Secondaries VI
Feeder SA, SICAV-RAIF
*,j,k
3,436,041
1 LCP X (Offshore), LP
*,j,k
14,457,575

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Private Equity Funds 0.8% Value
Secondary  0.8% - continued
1 StepStone Secondary
Opportunities Fund V Offshore,
LP
*,j,k
$ 2,555,317
Total 27,510,968
Total Private Equity Funds
(cost $22,535,418) 27,510,968
Shares
Collateral Held for Securities
Loaned 0.3% Value
10,280,172 Thrivent Cash Management Trust 10,280,172
Total Collateral Held for
Securities Loaned
(cost $10,280,172) 10,280,172
Shares or
Principal
Amount Short-Term Investments 11.6% Value
Federal Home Loan Bank Discount
Notes
1,600,000 4.240%, 4/2/2025
l,m
1,599,625
1,900,000 4.235%, 4/16/2025
l,m
1,896,436
400,000 4.232%, 4/23/2025
l,m
398,921
200,000 4.240%, 4/30/2025
l,m
199,297
1,100,000 4.218%, 5/2/2025
l,m
1,095,942
100,000 4.225%, 5/8/2025
l,m
99,562
300,000 4.220%, 5/9/2025
l,m
298,651
100,000 4.210%, 5/21/2025
l,m
99,412
200,000 4.202%, 5/23/2025
l,m
198,778
4,400,000 4.195%, 5/28/2025
l,m
4,370,581
2,200,000 4.203%, 6/6/2025
l,m
2,182,885
200,000 4.190%, 6/13/2025
l,m
198,282
Federal National Mortgage
Association Discount Notes
1,900,000 4.225%, 4/7/2025
l,m
1,898,441
100,000 4.195%, 4/10/2025
l,m
99,883
4,900,000 4.210%, 4/11/2025
l,m
4,893,682
300,000 4.175%, 4/24/2025
l,m
299,156
6,200,000 4.215%, 5/5/2025
l,m
6,174,985
State Street Institutional U.S.
Government Money Market
Fund
105,478,835 4.293%
l
105,478,835
Thrivent Core Short-Term Reserve
Fund
27,318,639 4.600% 273,186,392
Total Short-Term Investments
(cost $404,610,242) 404,669,746
Total Investments (cost
$3,222,633,910) 99.8% $3,471,794,786
Other Assets and Liabilities, Net
0.2% 7,267,630
Total Net Assets 100.0% $3,479,062,416
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of March 31, 2025, the value of these investments was $222,903,806 or 6.4% of
total net assets.
b Denotes variable rate securities. The rate shown is as of
March 31, 2025. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
March 31, 2025.
d All or a portion of the security is insured or guaranteed.
e All or a portion of the security is on loan.
f Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
g Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of March 31, 2025.
h Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
i Defaulted security.  Interest is not being accrued.
j Non-income producing security.
k Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
l The interest rate shown reflects the yield.
m All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Moderately Conservative Allocation Portfolio as of March
31, 2025 was $27,569,093 or 0.79% of total net assets. The
following table indicates the acquisition date and cost of
restricted securities shown in the schedule as of March 31,
2025.
Security
Acquisition
Date Cost
AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP  6/28/2024 $ 2,039,659
ASF IX, LP  3/18/2024 3,236,292
ASF VIII Sidecar (Cayman), LP  6/28/2024 673,307
Credit Suisse Group AG  9/5/2018 775,000
Crown Global Secondaries VI
Feeder SA, SICAV-RAIF  2/15/2024 2,592,000
LCP X (Offshore), LP  10/25/2023 11,771,250
StepStone Secondary
Opportunities Fund V
Offshore, LP  6/28/2024 2,222,910

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Conservative
Allocation Portfolio as of March 31, 2025:
Securities Lending Transactions
Long-Term Fixed Income $ 9,266,501
Common Stock 429,335
Total lending $9,695,836
Gross amount payable upon return of
collateral for securities loaned $10,280,172
Net amounts due to counterparty $584,336
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2025, in valuing Moderately Conservative Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 28,920,281 – 28,920,281 –
Basic Materials 12,717,549 – 12,717,549 –
Capital Goods 22,330,631 – 22,330,631 –
Collateralized Mortgage Obligations 64,448,391 – 64,448,391 –
Commercial Mortgage-Backed Securities 24,414,717 – 24,414,717 –
Communications Services 36,068,585 – 36,068,585 –
Consumer Cyclical 40,532,540 – 40,532,540 –
Consumer Non-Cyclical 40,774,800 – 40,774,800 –
Energy 31,784,209 – 31,784,209 –
Financials 118,593,225 – 118,593,225 –
Foreign Government 1,640,319 – 1,640,319 –
Mortgage-Backed Securities 392,856,754 – 392,856,754 –
Technology 27,407,675 – 27,407,675 –
Transportation 7,065,988 – 7,065,988 –
U.S. Government & Agencies 425,362,756 – 425,362,756 –
Utilities 26,296,487 – 26,296,487 –
Registered Investment Companies
U.S. Affiliated 1,030,847,054 1,030,847,054 – –
U.S. Unaffiliated 12,968,948 12,968,948 – –
Common Stock
Communications Services 40,823,225 40,823,225 – –
Consumer Discretionary 62,158,204 62,131,494 26,710 –
Consumer Staples 14,041,874 14,041,874 – –
Energy 11,234,566 11,234,566 – –
Financials 65,370,809 65,370,809 – –
Health Care 55,660,124 55,660,124 – –
Industrials 51,929,852 51,838,174 91,678 –
Information Technology 136,439,435 136,271,735 167,700 –
Materials 13,331,483 13,288,090 43,393 –
Real Estate 13,793,105 13,793,105 – –
Utilities 8,793,840 8,793,840 – –
Private Equity Funds
Secondary 27,510,968 – – 27,510,968
Short-Term Investments 131,483,354 105,478,835 26,004,519 –
Subtotal Investments in Securities $2,977,601,748 $1,622,541,873 $1,327,548,907 $27,510,968
Other Investments  * Total
Affiliated Short-Term Investments 273,186,392
U.S. Affiliated Registered Investment Cos. 210,726,474
Collateral Held for Securities Loaned 10,280,172
Subtotal Other Investments $494,193,038
Total Investments at Value $3,471,794,786
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of March 31, 2025, in valuing Moderately Conservative Allocation Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 7,974,530 6,753,888 1,220,642 –
Total Return Swaps 30,695 – 30,695 –
Total Asset Derivatives $8,005,225 $6,753,888 $1,251,337 $–
Liability Derivatives
Futures Contracts 2,931,305 2,931,305 – –
Total Liability Derivatives $2,931,305 $2,931,305 $– $–

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
Reference Description:
EFFR
-
Effective Federal Funds Rate
S&P
-
Standard & Poor's
The following table presents Moderately Conservative Allocation Portfolio's futures contracts held as of March 31, 2025. Investments and/or cash totaling $24,550,288 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 126 June 2025 $ 13,847,552 $ 166,010
CBOT 2-Yr. U.S. Treasury Note 632 June 2025 130,396,092 536,536
CBOT 5-Yr. U.S. Treasury Note 405 June 2025 43,370,867 432,415
CBOT U.S. Long Bond 225 June 2025 26,168,678 219,603
CME E-mini Russell 2000 Index 6 June 2025 604,390 3,740
CME E-mini S&P 500 Index 1,273 June 2025 355,156,398 4,672,965
CME Ultra Long Term U.S. Treasury Bond 51 June 2025 6,196,248 38,502
ICE mini MSCI EAFE Index 748 June 2025 92,230,689 (1,861,069)
ICE US mini MSCI Emerging Markets Index 55 June 2025 3,109,838 (55,138)
Ultra 10-Yr. U.S. Treasury Note 88 June 2025 9,926,333 116,667
Total Futures Long Contracts $ 681,007,085 $ 4,270,231
CME E-mini Russell 2000 Index (671) June 2025 ( $ 67,769,163) ( $ 240,042)
CME E-mini S&P Mid-Cap 400 Index (350) June 2025 (102,091,315) (759,685)
CME Euro Foreign Exchange Currency (404) June 2025 (55,420,550) 567,450
CME Ultra Long Term U.S. Treasury Bond (20) June 2025 (2,429,629) (15,371)
Eurex Euro STOXX 50 Index (924) June 2025 (53,304,984) 1,220,642
Total Futures Short Contracts ( $ 281,015,641) $772,994
Total Futures Contracts $ 399,991,444 $5,043,225
The following table presents Moderately Conservative Allocation Portfolio's total return swap contracts held as of March 31, 2025.
Total Return Swaps
Reference Entity Fund Pays #
Fund
Receives
Counter-
party
Termination
Date
Notional
Principal
Amount Value
Upfront
Payments/
(Receipts)
Unrealized
Gain/(Loss)
S&P MidCap 400 Total
Return Index Swap
Total Return EFFR 1 day
+ 45bps
Goldman
Sachs &
Co. LLC
8/6/2025 $ 5,700,927 $ 30,695 $ – $ 30,695
Total Return Swaps $ 30,695 $ – $30,695
# Payment made on Termination Date

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Conservative
Allocation Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
3/31/2025
Shares Held at
3/31/2025
% of Net
Assets
3/31/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $114,164 $1,601 $10,500 $106,025 12,946 3.1%
Core Emerging Markets Equity 30,782 – – 31,744 3,317 0.9
Core International Equity 30,532 – 9 32,733 2,987 0.9
Core Low Volatility Equity 2,205 – – 2,366 198 <0.1
Core Mid Cap Value 24,667 – – 23,769 2,301 0.7
Core Small Cap Value 15,398 – – 14,089 1,438 0.4
Global Stock 16,609 – – 16,458 1,104 0.5
High Yield 86,239 1,324 7,331 79,786 19,187 2.3
Income 246,464 2,674 24,481 227,642 25,702 6.5
International Allocation 84,790 – – 90,032 8,845 2.6
International Index 23,054 – – 24,871 1,723 0.7
Large Cap Value 292,526 – – 298,323 12,306 8.6
Limited Maturity Bond 141,768 1,377 13,513 130,542 13,275 3.8
Mid Cap Stock 100,216 – 10 96,501 4,698 2.8
Small Cap Stock 74,120 – – 66,693 3,769 1.9
Total U.S. Affiliated Registered Investment
Companies 1,283,534 1,241,574 35.7
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% 502,841 77,707 307,362 273,186 27,319 7.9
Total Affiliated Short-Term Investments 502,841 273,186 7.9
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 7,346 54,702 51,768 10,280 10,280 0.3
Total Collateral Held for Securities Loaned 7,346 10,280 0.3
Total Value $1,793,721 $1,525,040
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 3/31/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($2,198) $2,958 $ – $1,601
Core Emerging Markets Equity – 962 – –
Core International Equity 0 2,210 – –
Core Low Volatility Equity – 161 – –
Core Mid Cap Value Fund – (898) – –
Core Small Cap Value Fund – (1,309) – –
Global Stock – (151) – –
High Yield (909) 463 – 1,323
Income (3,346) 6,331 – 2,678
International Allocation – 5,242 – –
International Index – 1,817 – –
Large Cap Value – 5,797 – –
Limited Maturity Bond 21 889 – 1,377
Mid Cap Stock 2 (3,707) – –
Small Cap Stock – (7,427) – –
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% 118 (118) – 3,597
Total Income/Non Cash Income from Affiliated
Investments $10,576
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 9
Total Affiliated Income from Securities Loaned, Net $9
Total Value ($6,312) $13,220 $ –

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 83.6% Value
Asset-Backed Securities  11.2%
AGL CLO 13, Ltd.
$ 475,000
6.205%,  (TSFR3M +
1.912%), 10/20/2034, Ser.
2021-13A, Class B
a,b
$ 475,242
Anchorage Capital CLO 20, Ltd.
500,000
7.493%,  (TSFR3M +
3.200%), 1/20/2035, Ser.
2021-20A, Class DR
a,b
500,395
Anchorage Capital CLO 21, Ltd.
400,000
6.193%,  (TSFR3M +
1.900%), 10/20/2034, Ser.
2021-21A, Class CR
a,b
396,445
Balboa Bay Loan Funding, Ltd.
250,000
6.267%,  (TSFR3M +
1.950%), 7/20/2034, Ser.
2021-1A, Class CR
a,b
248,034
200,000
6.566%,  (TSFR3M +
2.250%), 1/20/2035, Ser.
2021-2A, Class CR
a,b
200,000
Barings Loan Partners CLO, Ltd. 2
250,000
5.955%,  (TSFR3M +
1.650%), 1/20/2034, Ser. LP-
2A, Class CR
a,b
247,335
Business Jet Securities, LLC
254,387
4.455%,  6/15/2037, Ser.
2022-1A, Class A
a
248,048
300,081
6.197%,  5/15/2039, Ser.
2024-1A, Class A
a
305,639
237,908
5.364%,  9/15/2039, Ser.
2024-2A, Class A
a
236,286
CarVal CLO IV, Ltd.
400,000
6.305%,  (TSFR3M +
2.012%), 7/20/2034, Ser.
2021-1A, Class B
a,b
400,216
CarVal CLO, Ltd.
300,000
7.993%,  (TSFR3M +
3.700%), 4/21/2034, Ser.
2022-1A, Class D
a,b
300,999
College Avenue Student Loans,
LLC
50,638
6.085%,  (TSFR1M +
1.764%), 11/26/2046, Ser.
2017-A, Class A1
a,b
51,096
Education Funding Trust
165,812
2.790%,  7/25/2041, Ser.
2020-A, Class A
a
156,064
GMAC Mortgage Corporation
Loan Trust
18,306
4.935%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
b,c
9,163
GSAA Home Equity Trust
76,740
4.312%,  8/25/2034, Ser.
2004-10, Class M2
b
71,948
Hertz Vehicle Financing III, LLC
650,000
6.120%,  1/25/2029, Ser.
2024-1A, Class B
a
661,201
275,000
5.450%,  9/25/2029, Ser.
2025-1A, Class B
a
276,495
Home Equity Asset Trust
316,961
5.755%,  (TSFR1M +
1.434%), 8/25/2033, Ser.
2003-2, Class M1
b
304,830
Principal
Amount Long-Term Fixed Income  83.6% Value
Asset-Backed Securities  11.2% - continued
Hotwire Funding, LLC
$ 300,000
5.893%,  6/20/2054, Ser.
2024-1A, Class A2
a
$ 305,337
HTAP
191,110
7.000%,  4/25/2037, Ser.
2024-1, Class A
a
190,044
HTAP Issuer Trust
424,543
6.500%,  4/25/2042, Ser.
2024-2, Class A
a
419,250
KKR Static CLO I, Ltd.
500,000
5.743%,  (TSFR3M +
1.450%), 7/20/2031, Ser.
2022-1A, Class BR2
a,b
498,741
Long Beach Mortgage Loan Trust
303,964
5.935%,  (TSFR1M +
1.614%), 9/25/2034, Ser.
2004-5, Class M3
b
315,119
Madison Park Funding XVIII, Ltd.
550,000
6.455%,  (TSFR3M +
2.162%), 10/21/2030, Ser.
2015-18A, Class CRR
a,b
550,268
MetroNet Infrastructure Issuer, LLC
200,000
6.230%,  4/20/2054, Ser.
2024-1A, Class A2
a
204,605
MFA Trust
386,796
6.330%,  9/25/2054, Ser.
2024-NPL1, Class A1
d
387,329
OZLM XVII, Ltd.
400,000
6.293%,  (TSFR3M +
2.000%), 7/20/2030, Ser.
2017-17A, Class BRR
a,b
400,628
Pagaya AI Debt Grantor Trust
164,942
5.331%,  1/15/2032, Ser.
2024-8, Class A
a
165,696
392,414
5.092%,  7/15/2032, Ser.
2024-11, Class A
a
392,174
Pagaya AI Debt Grantor Trust and
Pagaya AI Debt Trust
159,654
6.093%,  11/15/2031, Ser.
2024-6, Class A
a
161,249
Palmer Square Loan Funding, Ltd.
500,000
6.852%,  (TSFR3M +
2.550%), 10/15/2032, Ser.
2024-1A, Class C
a,b
490,215
250,000
6.150%,  (TSFR3M +
1.700%), 1/15/2033, Ser.
2024-2A, Class B
a,b
247,666
275,000
5.921%,  (TSFR3M +
1.600%), 2/15/2033, Ser.
2025-1A, Class B
a,b
274,804
PPM CLO 3, Ltd.
400,000
6.115%,  (TSFR3M +
1.812%), 4/17/2034, Ser.
2019-3A, Class BR
a,b
399,324
Pretium Mortgage Credit Partners,
LLC
225,000
5.438%,  1/25/2052, Ser.
2022-NPL1, Class A2
a,d
219,365
234,748
7.143%,  3/25/2054, Ser.
2024-RN1, Class A1
a,d
236,218
400,000
8.232%,  3/25/2055, Ser.
2025-NPL2, Class A2
a,d
400,842
276,009
7.520%,  4/27/2054, Ser.
2024-NPL3, Class A1
a,d
276,656

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.6% Value
Asset-Backed Securities  11.2% - continued
$ 257,064
3.721%,  7/25/2051, Ser.
2021-NPL3, Class A2
a,d
$ 254,425
237,076
6.996%,  7/25/2054, Ser.
2024-NPL4, Class A1
a,d
237,155
231,662
5.487%,  10/25/2051, Ser.
2021-NPL5, Class A1
a,d
231,557
RCO VII Mortgage, LLC
129,229
7.021%,  1/25/2029, Ser.
2024-1, Class A1
a,d
129,588
Renaissance Home Equity Loan
Trust
216,611
5.797%,  8/25/2036, Ser.
2006-2, Class AF3
d
78,436
Saxon Asset Securities Trust
120,405
3.654%,  8/25/2035, Ser.
2004-2, Class MF2
b
106,154
Sculptor CLO XXVIII, Ltd.
250,000
6.253%,  (TSFR3M +
1.950%), 1/20/2035, Ser. 28A,
Class CR
a,b
248,926
Signal Peak CLO 1, Ltd.
350,000
6.240%,  (TSFR3M +
1.950%), 4/17/2034, Ser.
2014-1A, Class CR4
a,b
346,673
375,000
7.845%,  (TSFR3M +
3.500%), 4/17/2034, Ser.
2014-1A, Class DR4
a,b
375,441
Silver Point CLO 2, Ltd.
200,000
6.993%,  (TSFR3M +
2.700%), 4/20/2035, Ser.
2023-2A, Class A2
a,b
200,050
Stanwich Mortgage Loan
Company, LLC
17,194
6.235%,  10/16/2026, Ser.
2021-NPB1, Class A1
a
17,223
Sunnova Hestia II Issuer, LLC
259,931
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
a,c
261,062
Symphony CLO XX, Ltd.
250,000
7.308%,  (TSFR3M +
3.000%), 1/16/2032, Ser.
2018-20A, Class DR2
a,b
250,207
TCW CLO, Ltd.
700,000
6.330%,  (TSFR3M +
1.800%), 10/25/2035, Ser.
2018-1A, Class BR3
a,b
693,746
Unlock HEA Trust
265,300
7.000%,  10/25/2038, Ser.
2023-1, Class A
a
264,157
312,534
7.000%,  4/25/2039, Ser.
2024-1, Class A
a
310,436
486,186
6.500%,  10/25/2039, Ser.
2024-2, Class A
a
476,259
VERDE CLO, Ltd.
400,000
7.502%,  (TSFR3M +
3.200%), 4/15/2032, Ser.
2019-1A, Class DRR
a,b
401,193
Vericrest Opportunity Loan
Transferee
374,192
8.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
a
374,806
428,300
8.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
a
429,037
Principal
Amount Long-Term Fixed Income  83.6% Value
Asset-Backed Securities  11.2% - continued
$ 474,104
8.826%,  4/25/2051, Ser.
2021-NPL6, Class A2
a
$ 475,011
210,991
8.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
a
210,716
341,037
4.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
a,d
340,785
254,563
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
a,d
249,677
Voya CLO, Ltd.
350,000
6.269%,  (TSFR3M +
1.962%), 7/16/2034, Ser.
2020-1A, Class BR
a,b
349,989
Whitebox CLO I, Ltd.
200,000
6.297%,  (TSFR3M +
2.000%), 7/24/2036, Ser.
2019-1A, Class CRR
a,b
200,058
Whitebox CLO IV, Ltd.
450,000
6.893%,  (TSFR3M +
2.600%), 4/20/2036, Ser.
2023-4A, Class B
a,b
450,004
Wind River CLO, Ltd.
200,000
6.555%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
a,b
200,065
500,000
6.143%,  (TSFR3M +
1.850%), 7/20/2035, Ser.
2022-1A, Class B1R
a,b
500,019
Total 20,287,821
Basic Materials  1.7%
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
71,000 8.625%,  6/15/2029
a
74,400
ATI, Inc.
119,000 7.250%,  8/15/2030 122,658
Avient Corporation
35,000 6.250%,  11/1/2031
a
34,671
Cascades, Inc./Cascades USA,
Inc.
121,000 5.125%,  1/15/2026
a
119,897
Celanese US Holdings, LLC
19,000 6.600%,  11/15/2028 19,598
31,000 6.500%,  4/15/2030 30,776
27,000 6.629%,  7/15/2032 27,728
10,000 6.750%,  4/15/2033 9,707
Cerdia Finanz GmbH
23,000 9.375%,  10/3/2031
a
23,532
Chemours Company
115,000 5.750%,  11/15/2028
a
106,069
Chevron Phillips Chemical
Company, LLC
92,000 4.750%,  5/15/2030
a
91,854
Cleveland-Cliffs, Inc.
55,000 5.875%,  6/1/2027 54,615
150,000 4.625%,  3/1/2029
a
139,390
49,000 4.875%,  3/1/2031
a
42,634
33,000 7.375%,  5/1/2033
a
31,665
49,000 6.250%,  10/1/2040 39,959
Consolidated Energy Finance SA
146,000 5.625%,  10/15/2028
a
125,560
Eastman Chemical Company
66,000 5.000%,  8/1/2029 66,344

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.6% Value
Basic Materials  1.7% - continued
Ecolab, Inc.
$ 58,000 2.125%,  2/1/2032 $ 49,161
First Quantum Minerals, Ltd.
30,000 6.875%,  10/15/2027
a
29,976
FMC Corporation
44,000 5.150%,  5/18/2026 44,112
FMG Resources August 2006, Pty.
Ltd.
49,000 5.875%,  4/15/2030
a
48,389
Glencore Funding, LLC
63,000 4.000%,  3/27/2027
a
62,140
Hecla Mining Company
65,000 7.250%,  2/15/2028 65,613
Hudbay Minerals, Inc.
83,000 4.500%,  4/1/2026
a
81,755
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
60,000 9.000%,  7/1/2028
a
59,638
INEOS Finance plc
147,000 7.500%,  4/15/2029
a
146,285
International Flavors & Fragrances,
Inc.
75,000 1.230%,  10/1/2025
a
73,622
Magnera Corporation
75,000 7.250%,  11/15/2031
a
72,946
Mercer International, Inc.
63,000 5.125%,  2/1/2029 53,990
Methanex Corporation
76,000 5.125%,  10/15/2027 74,514
51,000 5.250%,  12/15/2029 48,982
Methanex US Operations, Inc.
43,000 6.250%,  3/15/2032
a
41,884
Mineral Resources, Ltd.
83,000 9.250%,  10/1/2028
a
82,991
Newmont Corporation/Newcrest
Finance, Pty. Ltd.
50,000 5.350%,  3/15/2034 50,461
Novelis Corporation
21,000 3.250%,  11/15/2026
a
20,302
38,000 4.750%,  1/30/2030
a
35,431
65,000 3.875%,  8/15/2031
a
56,511
Olin Corporation
43,000 6.625%,  4/1/2033
a
41,779
Peabody Energy Corporation,
Convertible
50,000 3.250%,  3/1/2028 51,575
SCIL IV, LLC/SCIL USA Holdings,
LLC
110,000 5.375%,  11/1/2026
a,e
108,197
Sherwin-Williams Company
74,000 4.800%,  9/1/2031 73,814
Smurfit Kappa Treasury, ULC
56,000 5.777%,  4/3/2054
a
55,225
SNF Group SACA
96,000 3.375%,  3/15/2030
a
84,774
Steel Dynamics, Inc.
29,000 5.250%,  5/15/2035 28,723
SunCoke Energy, Inc.
201,000 4.875%,  6/30/2029
a
184,465
Taseko Mines, Ltd.
104,000 8.250%,  5/1/2030
a
106,181
Principal
Amount Long-Term Fixed Income  83.6% Value
Basic Materials  1.7% - continued
Tronox, Inc.
$ 55,000 4.625%,  3/15/2029
a
$ 47,038
Total 3,141,531
Capital Goods  3.1%
Advanced Drainage Systems, Inc.
99,000 6.375%,  6/15/2030
a
99,431
AECOM
11,000 5.125%,  3/15/2027 10,914
Amsted Industries, Inc.
10,000 4.625%,  5/15/2030
a
9,324
86,000 6.375%,  3/15/2033
a
85,544
Axon Enterprise, Inc.
37,000 6.125%,  3/15/2030
a
37,341
37,000 6.250%,  3/15/2033
a
37,381
Boeing Company
36,000 6.858%,  5/1/2054 39,103
163,000 2.196%,  2/4/2026 159,479
63,000 3.250%,  3/1/2028 60,117
76,000 5.150%,  5/1/2030 76,471
17,000 6.528%,  5/1/2034 18,215
Bombardier, Inc.
69,000 7.250%,  7/1/2031
a
69,235
139,000 7.000%,  6/1/2032
a,e
138,399
Builders FirstSource, Inc.
100,000 5.000%,  3/1/2030
a
95,576
Camelot Return Merger Sub, Inc.
73,000 8.750%,  8/1/2028
a
60,134
Canpack SA/Canpack US, LLC
153,000 3.875%,  11/15/2029
a
138,648
Carrier Global Corporation
85,000 2.722%,  2/15/2030 77,741
Chart Industries, Inc.
131,000 7.500%,  1/1/2030
a
135,866
Clean Harbors, Inc.
25,000 6.375%,  2/1/2031
a
25,267
Clydesdale Acquisition Holdings,
Inc.
29,000 6.625%,  4/15/2029
a
29,160
40,000 6.750%,  4/15/2032
a
40,277
Crown Cork & Seal Company, Inc.
27,000 7.375%,  12/15/2026 27,765
Deere & Company
30,000 5.700%,  1/19/2055 31,246
Emerson Electric Company
44,000 5.000%,  3/15/2035 44,294
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
108,000 6.625%,  12/15/2030
a
108,048
ESAB Corporation
41,000 6.250%,  4/15/2029
a
41,598
Fluor Corporation, Convertible
39,000 1.125%,  8/15/2029 41,437
GFL Environmental, Inc.
101,000 4.000%,  8/1/2028
a
95,989
145,000 3.500%,  9/1/2028
a
137,006
H&E Equipment Services, Inc.
44,000 3.875%,  12/15/2028
a
43,858
Herc Holdings, Inc.
80,000 6.625%,  6/15/2029
a
80,257
Honeywell International, Inc.
69,000 5.250%,  3/1/2054 65,675

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.6% Value
Capital Goods  3.1% - continued
Howmet Aerospace, Inc.
$ 59,000 6.750%,  1/15/2028 $ 62,330
Huntington Ingalls Industries, Inc.
63,000 4.200%,  5/1/2030 60,501
Ingersoll Rand, Inc.
52,000 5.176%,  6/15/2029 52,882
19,000 5.700%,  8/14/2033 19,610
JBT Marel Corporation,
Convertible
40,000 0.250%,  5/15/2026 39,896
John Deere Capital Corporation
42,000 3.900%,  6/7/2032 39,860
16,000 5.150%,  9/8/2033 16,337
L3Harris Technologies, Inc.
31,000 5.400%,  1/15/2027 31,444
Lockheed Martin Corporation
42,000 5.200%,  2/15/2064 38,950
Martin Marietta Materials, Inc.
34,000 5.150%,  12/1/2034 33,788
MKS Instruments, Inc., Convertible
105,000 1.250%,  6/1/2030
a
94,448
Mueller Water Products, Inc.
109,000 4.000%,  6/15/2029
a
101,265
Nesco Holdings II, Inc.
122,000 5.500%,  4/15/2029
a
112,597
New Enterprise Stone and Lime
Company, Inc.
153,000 5.250%,  7/15/2028
a
147,881
Northrop Grumman Corporation
65,000 5.200%,  6/1/2054 60,880
21,000 4.700%,  3/15/2033 20,717
OI European Group BV
104,000 4.750%,  2/15/2030
a
95,189
Owens-Brockway Glass Container,
Inc.
98,000 6.625%,  5/13/2027
a
97,463
Parker-Hannifin Corporation
35,000 4.250%,  9/15/2027 34,923
Patrick Industries, Inc., Convertible
25,000 1.750%,  12/1/2028 34,950
Quikrete Holdings, Inc.
158,000 6.375%,  3/1/2032
a
159,003
Republic Services, Inc.
38,000 5.000%,  12/15/2033 37,962
Resideo Funding, Inc.
103,000 6.500%,  7/15/2032
a
102,754
Reworld Holding Corporation
47,000 4.875%,  12/1/2029
a
43,715
Roller Bearing Company of
America, Inc.
109,000 4.375%,  10/15/2029
a
102,327
RTX Corporation
44,000 5.750%,  1/15/2029 45,809
200,000 4.500%,  6/1/2042 175,920
Sealed Air Corporation/Sealed Air
Corporation (US)
79,000 6.125%,  2/1/2028
a
79,114
Smyrna Ready Mix Concrete, LLC
155,000 8.875%,  11/15/2031
a
160,586
Spirit AeroSystems, Inc.
38,000 4.600%,  6/15/2028 36,450
25,000 9.750%,  11/15/2030
a
27,596
Principal
Amount Long-Term Fixed Income  83.6% Value
Capital Goods  3.1% - continued
SRM Escrow Issuer, LLC
$ 45,000 6.000%,  11/1/2028
a
$ 43,662
Standard Industries, Inc./NY
49,000 4.750%,  1/15/2028
a
47,426
49,000 3.375%,  1/15/2031
a
42,604
Textron, Inc.
63,000 3.650%,  3/15/2027 61,814
Trane Technologies Financing, Ltd.
40,000 5.100%,  6/13/2034 40,160
TransDigm, Inc.
187,000 7.125%,  12/1/2031
a
192,393
146,000 6.625%,  3/1/2032
a
147,861
120,000 6.000%,  1/15/2033
a
118,096
Trivium Packaging Finance
75,000 5.500%,  8/15/2026
a
73,839
United Rentals North America, Inc.
7,000 5.500%,  5/15/2027 6,975
219,000 4.875%,  1/15/2028 215,261
120,000 4.000%,  7/15/2030 110,718
Veralto Corporation
35,000 5.350%,  9/18/2028 35,842
Waste Connections, Inc.
23,000 3.200%,  6/1/2032 20,634
WESCO Distribution, Inc.
52,000 6.375%,  3/15/2029
a
52,604
36,000 6.625%,  3/15/2032
a
36,519
Total 5,574,351
Collateralized Mortgage Obligations  10.8%
A&D Mortgage Trust
168,281
6.498%,  4/25/2069, Ser.
2024-NQM2, Class A1
a,d
170,717
231,386
6.701%,  4/25/2069, Ser.
2024-NQM2, Class A2
a,d
233,975
473,376
5.464%,  8/25/2069, Ser.
2024-NQM4, Class A1
a
473,413
ACRA Trust
384,424
5.912%,  10/25/2064, Ser.
2024-NQM1, Class A2
a,d
384,942
Arroyo Mortgage Trust
500,000
3.269%,  12/25/2056, Ser.
2022-1, Class A1B
a,d
459,102
Banc of America Alternative Loan
Trust
80,204
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 71,519
Banc of America Mortgage
Securities Trust
65,232
6.385%,  9/25/2035, Ser.
2005-H, Class 3A1
b
61,853
Bear Stearns Adjustable Rate
Mortgage Trust
77,302
6.559%,  1/25/2034, Ser.
2003-8, Class 5A
b
67,271
18,716
7.080%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
b
17,773
CAFL Issuer, LLC
404,283
4.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
a
403,447
ChaseFlex Trust
146,144
6.500%,  2/25/2035, Ser.
2005-1, Class 1A5 102,317

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.6% Value
Collateralized Mortgage Obligations  10.8% -
continued
CHNGE Mortgage Trust
$ 200,273
3.757%,  3/25/2067, Ser.
2022-2, Class A1
a,b
$ 192,302
172,491
5.000%,  5/25/2067, Ser.
2022-3, Class A1
a,b
171,736
153,609
6.525%,  6/25/2058, Ser.
2023-2, Class A1
a,d
154,106
431,892
5.820%,  6/25/2067, Ser.
2022-NQM1, Class A3
a,d
430,265
231,589
6.000%,  10/25/2057, Ser.
2022-4, Class A1
a,d
231,578
Citigroup Mortgage Loan Trust,
Inc.
151,787
5.500%,  8/25/2034, Ser.
2004-NCM2, Class 1CB1 148,563
242,496
5.237%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
217,515
Countrywide Alternative Loan Trust
67,732
5.000%,  3/25/2035, Ser.
2005-3CB, Class 1A1 55,614
97,902
5.500%,  5/25/2035, Ser.
2005-J3, Class 1A5 77,972
42,096
5.500%,  10/25/2035, Ser.
2005-46CB, Class A8 29,299
26,669
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 21,313
CSMC Trust
176,744
6.392%,  8/25/2067, Ser.
2022-ATH3, Class A3
a,b
176,570
194,457
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
a,b
165,904
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
92,167
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 80,428
Federal Home Loan Mortgage
Corporation - REMIC
96,812
4.000%,  1/25/2051, Ser.
5249, Class LA 94,856
270,023
Zero Coupon,  9/25/2053,
Ser. 5334, Class BO 219,511
300,000
5.000%,  9/25/2054, Ser.
5473, Class HL 297,162
3,139,215
1.500%,  12/25/2050, Ser.
5107, Class IO
f
305,814
64,408
3.000%,  5/15/2027, Ser.
4046, Class GI
f
1,098
83,204
3.000%,  7/15/2027, Ser.
4084, Class NI
f
1,894
208,250
3.500%,  10/15/2032, Ser.
4119, Class KI
f
16,648
178,954
3.000%,  4/15/2033, Ser.
4203, Class DI
f
7,241
Federal Home Loan Mortgage
Corporation STRIPS
280,117
3.500%,  8/15/2035, Ser.
345, Class C8
f
26,511
Federal National Mortgage
Association - REMIC
300,000
5.000%,  1/25/2055, Ser.
2024-103, Class YD 282,611
142,361
4.500%,  6/25/2052, Ser.
2022-43, Class MA 141,247
Principal
Amount Long-Term Fixed Income  83.6% Value
Collateralized Mortgage Obligations  10.8% -
continued
$ 58,060
3.000%,  7/25/2027, Ser.
2012-73, Class DI
f
$ 1,151
84,988
3.000%,  7/25/2027, Ser.
2012-74, Class AI
f
1,579
71,440
3.000%,  8/25/2027, Ser.
2012-95, Class HI
f
714
237,613
3.000%,  11/25/2027, Ser.
2012-121, Class BI
f
5,422
124,391
3.000%,  12/25/2027, Ser.
2012-139, Class DI
f
2,669
57,431
2.500%,  1/25/2028, Ser.
2012-152, Class AI
f
1,218
164,244
3.000%,  1/25/2028, Ser.
2012-147, Class EI
f
3,233
133,245
3.000%,  3/25/2028, Ser.
2013-18, Class IL
f
2,953
128,917
2.500%,  6/25/2028, Ser.
2013-87, Class IW
f
3,294
34,865
3.000%,  11/25/2031, Ser.
2013-69, Class IO
f
178
197,318
3.000%,  2/25/2033, Ser.
2013-1, Class YI
f
14,628
First Horizon Alternative Mortgage
Securities Trust
23,011
5.537%,  7/25/2035, Ser.
2005-AA5, Class 2A1
b
21,675
Flagstar Mortgage Trust
248,943
3.000%,  3/25/2050, Ser.
2020-1INV, Class A3
a,b
215,683
495,457
2.500%,  8/25/2051, Ser.
2021-6INV, Class A4
a,b
404,803
195,108
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,b
175,590
GCAT Trust
566,640
6.500%,  1/25/2054, Ser.
2024-INV1, Class 2A2
a,b
576,373
180,319
4.250%,  5/25/2067, Ser.
2023-NQM4, Class A2
a,b
167,355
355,741
6.000%,  9/25/2054, Ser.
2024-INV3, Class A1
a,b
358,715
GMAC Mortgage Corporation
Loan Trust
23,573
3.962%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
20,383
GMACM Mortgage Loan Trust
14,163
3.670%,  11/19/2035, Ser.
2005-AR6, Class 1A1
b
12,321
GS Mortgage-Backed Securities
Trust
199,625
5.500%,  10/27/2053, Ser.
2023-PJ3, Class A16
a,b
198,981
Home RE, Ltd.
350,000
8.940%,  (SOFR30A +
4.600%), 10/25/2033, Ser.
2023-1, Class M1B
a,b
362,084
111,898
7.840%,  (SOFR30A +
3.500%), 10/25/2034, Ser.
2022-1, Class M1B
a,b
112,364
IndyMac IMJA Mortgage Loan
Trust
81,421
6.250%,  11/25/2037, Ser.
2007-A3, Class A1 33,180

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.6% Value
Collateralized Mortgage Obligations  10.8% -
continued
IndyMac INDA Mortgage Loan
Trust
$ 460,305
3.802%,  8/25/2036, Ser.
2006-AR1, Class A1
b
$ 362,624
J.P. Morgan Mortgage Trust
181,280
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
a,b
155,803
294,880
5.000%,  10/25/2053, Ser.
2023-3, Class A4A
a,b
292,001
31,250
6.500%,  1/25/2035, Ser.
2005-S1, Class 1A2 32,241
25,772
6.233%,  7/25/2035, Ser.
2007-A1, Class 2A1
b
24,692
LHOME Mortgage Trust
200,000
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
a,d
202,555
200,000
7.017%,  1/25/2029, Ser.
2024-RTL1, Class A1
a,d
202,138
275,000
7.128%,  3/25/2029, Ser.
2024-RTL2, Class A1
a,d
278,297
200,000
6.900%,  5/25/2029, Ser.
2024-RTL3, Class A1
a,d
202,372
375,000
5.921%,  7/25/2039, Ser.
2024-RTL4, Class A1
a,d
376,598
MASTR Alternative Loans Trust
33,183
5.000%,  3/25/2055, Ser.
2004-10, Class 3A1 27,277
Merrill Lynch Alternative Note
Asset Trust
164,821
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 56,606
MFA Trust
200,000
7.093%,  2/25/2029, Ser.
2024-RTL1, Class A1
a,d
201,569
MortgageIT Securities Corporation
Mortgage Loan Trust
443,405
4.895%,  (TSFR1M +
0.574%), 6/25/2047, Ser.
2007-1, Class 1A1
b
384,076
New Residential Mortgage Loan
Trust
386,000
3.858%,  1/25/2064, Ser.
2024-RPL1, Class B2
a,b
306,211
NYMT Loan Trust
200,000
7.154%,  2/25/2029, Ser.
2024-BPL1, Class A1
a,d
202,387
375,000
6.509%,  5/25/2039, Ser.
2024-BPL2, Class A1
a,d
379,181
PMT Loan Trust
394,627
6.000%,  1/25/2060, Ser.
2025-INV1, Class A1
a,b
399,159
250,000
6.000%,  2/25/2056, Ser.
2025-INV2, Class A10
a,b
253,860
Pretium Mortgage Credit Partners,
LLC
200,000
8.956%,  10/25/2054, Ser.
2024-NPL7, Class A2
a,d
199,682
PRKCM Trust
63,207
7.087%,  6/25/2058, Ser.
2023-AFC2, Class A3
a
63,629
156,078
7.627%,  11/25/2058, Ser.
2023-AFC4, Class A2
a,d
159,284
Principal
Amount Long-Term Fixed Income  83.6% Value
Collateralized Mortgage Obligations  10.8% -
continued
PRPM, LLC
$ 210,087
4.000%,  1/25/2054, Ser.
2024-RCF1, Class A1
a,d
$ 205,684
300,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
a,d
277,979
212,634
7.026%,  3/25/2029, Ser.
2024-2, Class A1
a,d
213,135
458,076
5.689%,  9/25/2029, Ser.
2024-5, Class A1
a,d
457,480
380,562
5.699%,  11/25/2029, Ser.
2024-6, Class A1
a,d
379,964
400,000
8.835%,  12/25/2029, Ser.
2024-7, Class A2
a,d
400,036
Radnor Re, Ltd.
700,000
7.240%,  (SOFR30A +
2.900%), 9/25/2034, Ser.
2024-1, Class M1B
a,b
706,005
Residential Accredit Loans, Inc.
Trust
104,216
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 91,600
81,738
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 64,492
54,046
6.250%,  4/25/2037, Ser.
2007-QS6, Class A6 45,289
Roc Mortgage Trust
73,392
3.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
a,b
73,260
400,000
5.589%,  10/25/2039, Ser.
2024-RTL1, Class A1
a,d
399,226
Saluda Grade Alternative
Mortgage Trust
200,000
7.762%,  4/25/2030, Ser.
2024-RTL5, Class A1
a,d
201,521
350,000
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
a,d
352,253
Toorak Mortgage Trust
400,000
7.333%,  2/25/2031, Ser.
2024-1, Class A1
a,d
403,266
350,000
5.524%,  2/25/2040, Ser.
2025-RRTL1, Class A1
a,d
350,541
Triangle Re, Ltd.
194,749
7.740%,  (SOFR30A +
3.400%), 11/25/2033, Ser.
2023-1, Class M1A
a,b
197,504
TVC Mortgage Trust
350,000
5.545%,  7/25/2039, Ser.
2024-RRTL1, Class A1
a,d
350,653
Verus Securitization Trust
328,839
2.137%,  10/25/2066, Ser.
2021-7, Class A2
a,b
285,288
183,407
2.491%,  11/25/2066, Ser.
2021-8, Class A3
a,b
163,370
205,189
6.560%,  12/25/2067, Ser.
2023-1, Class A2
a,d
205,712
Vontive Mortgage Trust
150,000
6.507%,  3/25/2030, Ser.
2025-RTL1, Class A1
a,d
150,420

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.6% Value
Collateralized Mortgage Obligations  10.8% -
continued
Washington Mutual Mortgage
Pass-Through Certificates
$ 83,229
6.000%,  3/25/2035, Ser.
2005-1, Class 2A $ 71,438
Total 19,498,991
Commercial Mortgage-Backed Securities  1.7%
BANK 2018-BNK12
400,000
4.341%,  5/15/2061, Ser.
2018-BN12, Class AS
b
388,740
BANK 2022-BNK39
3,965,736
0.418%,  2/15/2055, Ser.
2022-BNK39, Class XA
b,f
95,211
BANK 2025-BNK49
1,400,000
0.835%,  3/15/2058, Ser.
2025-BNK49, Class XA
b,f
68,986
BBCMS Mortgage Trust
1,988,885
1.150%,  9/15/2055, Ser.
2022-C17, Class XA
b,f
138,459
Benchmark Mortgage Trust
265,000
6.090%,  4/15/2058, Ser.
2025-V14, Class AM 273,724
FirstKey Homes Trust
700,000
1.968%,  10/19/2037, Ser.
2020-SFR2, Class D
a
685,679
FRTKL Trust
200,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
a
190,427
HTAP Issuer Trust
350,000
6.500%,  11/25/2042, Ser.
2025-1, Class A
a
344,298
Progress Residential Trust
350,000
3.600%,  4/17/2039, Ser.
2022-SFR3, Class B
a
339,623
Tricon Residential Trust
250,000
5.700%,  6/20/2040, Ser.
2024-SFR2, Class B
a
248,470
Velocity Commercial Capital Loan
Trust
222,055
6.650%,  6/25/2054, Ser.
2024-3, Class A
a,b
224,793
Total 2,998,410
Communications Services  4.1%
AMC Networks, Inc.
26,000 10.250%,  1/15/2029
a
26,942
American Tower Corporation
41,000 1.450%,  9/15/2026 39,206
68,000 5.500%,  3/15/2028 69,608
35,000 5.800%,  11/15/2028 36,289
63,000 3.800%,  8/15/2029 60,491
40,000 5.000%,  1/31/2030 40,327
87,000 4.900%,  3/15/2030 87,460
AppLovin Corporation
75,000 5.500%,  12/1/2034 74,983
AT&T, Inc.
70,000 5.700%,  3/1/2057 67,640
175,000 3.550%,  9/15/2055 118,598
123,000 4.300%,  2/15/2030 121,096
37,000 5.400%,  2/15/2034 37,595
Principal
Amount Long-Term Fixed Income  83.6% Value
Communications Services  4.1% - continued
Bell Telephone Company of
Canada
$ 30,000 7.000%,  9/15/2055
b
$ 29,976
43,000 5.100%,  5/11/2033 42,441
CCO Holdings, LLC/CCO Holdings
Capital Corporation
94,000 6.375%,  9/1/2029
a
93,719
303,000 4.750%,  3/1/2030
a
281,015
85,000 4.500%,  8/15/2030
a
77,376
21,000 4.250%,  2/1/2031
a
18,609
181,000 4.750%,  2/1/2032
a
160,709
178,000 4.250%,  1/15/2034
a,e
146,405
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
180,000 4.200%,  3/15/2028 176,522
63,000 5.050%,  3/30/2029 62,709
48,000 6.550%,  6/1/2034 49,376
Clear Channel Outdoor Holdings,
Inc.
84,000 5.125%,  8/15/2027
a
81,184
113,000 7.875%,  4/1/2030
a
110,790
Comcast Corporation
109,000 5.650%,  6/1/2054 106,742
105,000 3.400%,  4/1/2030 99,362
Crown Castle, Inc.
71,000 2.900%,  3/15/2027 68,576
50,000 4.900%,  9/1/2029 49,771
Deluxe Corporation
61,000 8.125%,  9/15/2029
a
61,356
Deutsche Telekom International
Finance BV
144,000 8.750%,  6/15/2030 168,990
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
275,000 5.875%,  8/15/2027
a
266,488
20,000 8.875%,  2/1/2030
a
19,084
41,000 10.000%,  2/15/2031
a
39,368
FiberCop SPA
117,000 6.000%,  9/30/2034
a
106,560
Frontier Communications
Holdings, LLC
122,000 5.875%,  10/15/2027
a
121,863
GCI, LLC
116,000 4.750%,  10/15/2028
a
106,938
Gray Media, Inc.
28,000 10.500%,  7/15/2029
a
29,172
Iliad Holding SASU
129,000 8.500%,  4/15/2031
a
135,290
68,000 7.000%,  4/15/2032
a
68,090
LCPR Senior Secured Financing
DAC
77,000 6.750%,  10/15/2027
a
64,375
Level 3 Financing, Inc.
22,000 3.625%,  1/15/2029
a
16,335
50,503 10.500%,  4/15/2029
a
55,553
50,503 11.000%,  11/15/2029
a
56,288
95,000 10.500%,  5/15/2030
a
101,792
McGraw-Hill Education, Inc.
147,000 5.750%,  8/1/2028
a
143,535
Meta Platforms, Inc.
95,000 5.550%,  8/15/2064 93,470
30,000 3.850%,  8/15/2032 28,375

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.6% Value
Communications Services  4.1% - continued
$ 110,000 4.750%,  8/15/2034 $ 109,219
Nexstar Media, Inc.
60,000 5.625%,  7/15/2027
a
59,108
66,000 4.750%,  11/1/2028
a
61,807
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
52,000 4.625%,  3/15/2030
a
47,541
Paramount Global
82,000 6.375%,  3/30/2062
b
80,005
Playtika Holding Corporation
82,000 4.250%,  3/15/2029
a
72,184
Rogers Communications, Inc.
75,000 5.250%,  3/15/2082
a,b
73,314
31,000 7.000%,  4/15/2055
b
31,120
59,000 7.125%,  4/15/2055
b
58,800
29,000 5.000%,  2/15/2029 29,026
58,000 5.300%,  2/15/2034 56,934
Sinclair Television Group, Inc.
20,000 8.125%,  2/15/2033
a
19,736
Sirius XM Radio, LLC
108,000 5.000%,  8/1/2027
a
105,520
185,000 4.000%,  7/15/2028
a
172,606
60,000 4.125%,  7/1/2030
a
53,295
Snap, Inc., Convertible
50,000 0.500%,  5/1/2030
a
41,225
Sprint Capital Corporation
118,000 6.875%,  11/15/2028 125,974
65,000 8.750%,  3/15/2032 78,175
Take-Two Interactive Software, Inc.
37,000 5.600%,  6/12/2034 37,802
TEGNA, Inc.
175,000 4.625%,  3/15/2028 165,550
T-Mobile USA, Inc.
35,000 5.500%,  1/15/2055 33,292
87,000 5.250%,  6/15/2055 79,901
70,000 3.375%,  4/15/2029 66,492
29,000 5.125%,  5/15/2032 29,182
Uniti Group, LP/Uniti Group
Finance 2019, Inc./CSL Capital,
LLC
158,000 4.750%,  4/15/2028
a
150,943
Univision Communications, Inc.
20,000 8.000%,  8/15/2028
a
20,062
184,000 4.500%,  5/1/2029
a
162,569
73,000 7.375%,  6/30/2030
a
69,742
41,000 8.500%,  7/31/2031
a
40,063
Verizon Communications, Inc.
39,000 5.500%,  2/23/2054
e
37,909
132,000 3.150%,  3/22/2030 123,029
18,000 2.355%,  3/15/2032 15,231
78,000 4.780%,  2/15/2035
a
75,718
68,000 5.250%,  4/2/2035 68,172
Viasat, Inc.
44,000 5.625%,  4/15/2027
a
42,220
Virgin Media Finance plc
68,000 5.000%,  7/15/2030
a,e
58,296
Virgin Media Secured Finance plc
141,000 5.500%,  5/15/2029
a
133,547
Vodafone Group plc
74,000 5.125%,  6/4/2081
b
56,063
39,000 5.875%,  6/28/2064 37,391
62,000 7.000%,  4/4/2079
b
63,856
Principal
Amount Long-Term Fixed Income  83.6% Value
Communications Services  4.1% - continued
VZ Secured Financing BV
$ 82,000 5.000%,  1/15/2032
a
$ 71,252
Walt Disney Company
42,000 3.800%,  3/22/2030 40,719
Warnermedia Holdings, Inc.
166,000 4.054%,  3/15/2029 156,331
Windstream Services, LLC/
Windstream Escrow Finance
Corporation
57,000 8.250%,  10/1/2031
a
58,032
Zegona Finance plc
72,000 8.625%,  7/15/2029
a
76,257
Ziggo Bond Company BV
65,000 5.125%,  2/28/2030
a,e
56,637
Ziggo BV
56,000 4.875%,  1/15/2030
a
51,298
Total 7,471,584
Consumer Cyclical  5.4%
1011778 B.C., ULC/New Red
Finance, Inc.
73,000 4.375%,  1/15/2028
a
70,203
80,000 5.625%,  9/15/2029
a
79,195
Adient Global Holdings, Ltd.
29,000 8.250%,  4/15/2031
a
28,100
42,000 7.500%,  2/15/2033
a,e
39,325
Alimentation Couche-Tard, Inc.
53,000 5.617%,  2/12/2054
a
49,961
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
149,000 4.625%,  6/1/2028
a
141,126
40,000 4.625%,  6/1/2028
a
37,751
Allison Transmission, Inc.
33,000 3.750%,  1/30/2031
a
29,340
Amazon.com, Inc.
42,000 1.500%,  6/3/2030
e
36,480
86,000 4.700%,  12/1/2032 86,740
American Axle & Manufacturing,
Inc.
145,000 5.000%,  10/1/2029
e
124,809
American Honda Finance
Corporation
84,000 5.050%,  7/10/2031 84,624
44,000 4.900%,  1/10/2034
e
42,973
Arko Corporation
115,000 5.125%,  11/15/2029
a,e
93,194
Asbury Automotive Group, Inc.
88,000 5.000%,  2/15/2032
a
79,805
Ashton Woods USA, LLC/Ashton
Woods Finance Company
105,000 4.625%,  8/1/2029
a
95,030
19,000 4.625%,  4/1/2030
a
17,180
Aston Martin Capital Holdings, Ltd.
75,000 10.000%,  3/31/2029
a
67,813
Belron UK Finance plc
37,000 5.750%,  10/15/2029
a
36,741
Best Buy Company, Inc.
42,000 1.950%,  10/1/2030 36,035
Boyd Gaming Corporation
83,000 4.750%,  6/15/2031
a
76,549
Boyne USA, Inc.
84,000 4.750%,  5/15/2029
a
79,084

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.6% Value
Consumer Cyclical  5.4% - continued
Brinker International, Inc.
$ 38,000 8.250%,  7/15/2030
a
$ 39,911
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
73,000 4.875%,  2/15/2030
a
63,807
Burlington Stores, Inc., Convertible
24,000 1.250%,  12/15/2027 31,632
Caesars Entertainment, Inc.
203,000 4.625%,  10/15/2029
a
186,584
64,000 6.500%,  2/15/2032
a
63,792
47,000 6.000%,  10/15/2032
a,e
43,892
Carnival Corporation
124,000 7.625%,  3/1/2026
a
124,036
148,000 5.750%,  3/1/2027
a
148,093
128,000 4.000%,  8/1/2028
a
122,458
Carnival Corporation, Convertible
61,000 5.750%,  12/1/2027 101,779
Carvana Company
16,329
9.000%,PIK 0.000%,
12/1/2028
a,g
16,813
44,000 9.000%,  6/1/2031
a
48,884
Churchill Downs, Inc.
43,000 4.750%,  1/15/2028
a
41,774
77,000 6.750%,  5/1/2031
a
77,607
Clarios Global, LP/Clarios US
Finance Company, Inc.
58,000 6.750%,  5/15/2028
a
58,817
Cracker Barrel Old Country Store,
Inc., Convertible
9,000 0.625%,  6/15/2026 8,708
Crocs, Inc.
48,000 4.250%,  3/15/2029
a
44,619
Cushman & Wakefield US
Borrower, LLC
25,000 6.750%,  5/15/2028
a
25,064
Dana, Inc.
50,000 5.625%,  6/15/2028 49,261
79,000 4.500%,  2/15/2032
e
71,939
DraftKings Holdings, Inc.,
Convertible
93,000 Zero Coupon,  3/15/2028 80,957
eG Global Finance plc
25,000 12.000%,  11/30/2028
a
27,681
Expedia Group, Inc.
80,000 5.400%,  2/15/2035 79,676
Expedia Group, Inc., Convertible
38,000 Zero Coupon,  2/15/2026 37,430
Ford Motor Company, Convertible
69,000 Zero Coupon,  3/15/2026 67,551
Ford Motor Credit Company, LLC
80,000 2.900%,  2/10/2029 71,573
67,000 7.122%,  11/7/2033 68,469
Forestar Group, Inc.
72,000 6.500%,  3/15/2033
a
70,487
FORVIA SE
57,000 8.000%,  6/15/2030
a
56,265
Gap, Inc.
36,000 3.625%,  10/1/2029
a
32,473
48,000 3.875%,  10/1/2031
a
41,404
Garrett Motion Holdings, Inc./
Garrett LX I SARL
70,000 7.750%,  5/31/2032
a
69,189
Principal
Amount Long-Term Fixed Income  83.6% Value
Consumer Cyclical  5.4% - continued
General Motors Financial
Company, Inc.
$ 41,000 2.750%,  6/20/2025 $ 40,805
20,000 5.800%,  6/23/2028 20,427
45,000 5.800%,  1/7/2029 45,837
108,000 4.900%,  10/6/2029 106,236
84,000 5.700%,  9/30/2030
b,h
80,124
14,000 5.750%,  2/8/2031 14,116
26,000 5.625%,  4/4/2032 25,716
58,000 5.950%,  4/4/2034 57,708
Genting New York, LLC/GENNY
Capital, Inc.
26,000 7.250%,  10/1/2029
a
26,498
Global Auto Holdings, Ltd./AAG
FH UK, Ltd.
31,000 8.750%,  1/15/2032
a
26,114
GoDaddy Operating Company,
LLC/GD Finance Company, Inc.
50,000 3.500%,  3/1/2029
a
46,318
Goodyear Tire & Rubber Company
50,000 4.875%,  3/15/2027 48,859
43,000 5.000%,  7/15/2029 39,886
Group 1 Automotive, Inc.
26,000 6.375%,  1/15/2030
a
26,056
Hanesbrands, Inc.
26,000 9.000%,  2/15/2031
a,e
27,397
Harley-Davidson Financial
Services, Inc.
53,000 5.950%,  6/11/2029
a
53,465
Hilton Domestic Operating
Company, Inc.
86,000 4.875%,  1/15/2030 83,169
25,000 4.000%,  5/1/2031
a
22,640
141,000 3.625%,  2/15/2032
a
123,585
Hilton Grand Vacations Borrower,
LLC/Hilton Grand Vacations
Borrower, Inc.
84,000 5.000%,  6/1/2029
a
78,723
Home Depot, Inc.
39,000 5.300%,  6/25/2054 37,668
39,000 5.400%,  6/25/2064 37,545
66,000 3.250%,  4/15/2032 60,205
Hyundai Capital America
33,000 5.500%,  3/30/2026
a
33,278
63,000 3.000%,  2/10/2027
a
61,054
30,000 6.500%,  1/16/2029
a
31,479
International Game Technology plc
127,000 5.250%,  1/15/2029
a
124,127
Jacobs Entertainment, Inc.
111,000 6.750%,  2/15/2029
a
106,519
K Hovnanian Enterprises, Inc.
13,000 11.750%,  9/30/2029
a
13,905
KB Home
135,000 4.800%,  11/15/2029 128,790
L Brands, Inc.
111,000 6.625%,  10/1/2030
a
112,548
58,000 6.875%,  11/1/2035 58,751
Las Vegas Sands Corporation
26,000 5.900%,  6/1/2027 26,420
Life Time, Inc.
61,000 6.000%,  11/15/2031
a
60,479
Light & Wonder International, Inc.
36,000 7.250%,  11/15/2029
a
36,493

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.6% Value
Consumer Cyclical  5.4% - continued
Live Nation Entertainment, Inc.
$ 56,000 4.750%,  10/15/2027
a
$ 54,591
Live Nation Entertainment, Inc.,
Convertible
48,000 3.125%,  1/15/2029 66,696
53,000 2.875%,  1/15/2030
a
54,855
Lowe's Companies, Inc.
98,000 4.500%,  4/15/2030 97,232
Macy's Retail Holdings, LLC
44,000 5.875%,  4/1/2029
a
42,684
51,000 6.125%,  3/15/2032
a
46,604
Marriott International, Inc./MD
46,000 4.900%,  4/15/2029 46,273
33,000 5.100%,  4/15/2032 32,883
Marriott Vacations Worldwide
Corporation, Convertible
53,000 3.250%,  12/15/2027 49,025
Match Group Holdings II, LLC
42,000 4.125%,  8/1/2030
a
37,641
Mattamy Group Corporation
76,000 5.250%,  12/15/2027
a
73,832
McDonald's Corporation
40,000 4.950%,  8/14/2033 40,184
Melco Resorts Finance, Ltd.
140,000 5.375%,  12/4/2029
a
128,386
83,000 7.625%,  4/17/2032
a
82,603
Meritage Homes Corporation
66,000 5.650%,  3/15/2035 64,937
Meritage Homes Corporation,
Convertible
21,000 1.750%,  5/15/2028
a
20,517
Michaels Companies, Inc.
73,000 5.250%,  5/1/2028
a
50,114
NCL Corporation, Ltd.
9,000 5.875%,  3/15/2026
a
8,981
135,000 5.875%,  2/15/2027
a
134,816
70,000 6.750%,  2/1/2032
a
69,146
Nissan Motor Company, Ltd.
61,000 4.810%,  9/17/2030
a
57,940
Nordstrom, Inc.
64,000 4.250%,  8/1/2031 54,983
PENN Entertainment, Inc.
130,000 4.125%,  7/1/2029
a,e
115,419
PetSmart, Inc./PetSmart Finance
Corporation
81,000 4.750%,  2/15/2028
a
75,754
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
33,000 5.750%,  4/15/2026
a
32,952
QVC, Inc.
32,000 6.875%,  4/15/2029
a,e
21,919
Rakuten Group, Inc.
41,000 11.250%,  2/15/2027
a
44,418
89,000 9.750%,  4/15/2029
a
96,629
37,000 8.125%,  12/15/2029
a,b,h
36,536
Raven Acquisition Holdings, LLC
44,000 6.875%,  11/15/2031
a
42,727
Royal Caribbean Cruises, Ltd.
236,000 4.250%,  7/1/2026
a
232,364
S&S Holdings, LLC
39,000 8.375%,  10/1/2031
a
36,844
Saks Global Enterprises, LLC
37,000 11.000%,  12/15/2029
a
29,974
Principal
Amount Long-Term Fixed Income  83.6% Value
Consumer Cyclical  5.4% - continued
Scientific Games Holdings, LP/
Scientific Games US FinCo, Inc.
$ 6,000 6.625%,  3/1/2030
a
$ 5,659
SeaWorld Parks and
Entertainment, Inc.
122,000 5.250%,  8/15/2029
a
115,573
Service Corporation International/
US
50,000 3.375%,  8/15/2030 44,559
Six Flags Entertainment
Corporation
29,000 7.000%,  7/1/2025
a,e
29,033
24,000 7.250%,  5/15/2031
a
24,092
Six Flags Entertainment
Corporation/Canada's
Wonderland Company/Magnum
Management Corporation
25,000 5.375%,  4/15/2027 24,683
148,000 5.250%,  7/15/2029 140,050
Six Flags Entertainment
Corporation/Six Flags
Theme Parks, Inc./Canada's
Wonderland Company
25,000 6.625%,  5/1/2032
a
25,207
Staples, Inc.
100,000 10.750%,  9/1/2029
a
90,344
Station Casinos, LLC
139,000 4.625%,  12/1/2031
a
124,894
Tenneco, Inc.
90,000 8.000%,  11/17/2028
a
85,837
Toyota Motor Credit Corporation
35,000 5.550%,  11/20/2030 36,406
30,000 4.800%,  1/5/2034 29,588
70,000 5.350%,  1/9/2035 71,146
Tractor Supply Company
44,000 5.250%,  5/15/2033 44,447
Uber Technologies, Inc.
60,000 5.350%,  9/15/2054 56,046
80,000 4.800%,  9/15/2034 77,697
Uber Technologies, Inc.,
Convertible
20,000 Zero Coupon,  12/15/2025 21,200
73,000 0.875%,  12/1/2028 88,841
VICI Properties, LP/VICI Note
Company, Inc.
152,000 5.750%,  2/1/2027
a
153,972
Victoria's Secret & Company
125,000 4.625%,  7/15/2029
a
109,300
Viking Cruises, Ltd.
259,000 5.875%,  9/15/2027
a
257,689
Volkswagen Group of America
Finance, LLC
21,000 3.350%,  5/13/2025
a
20,963
Walgreens Boots Alliance, Inc.
67,000 3.200%,  4/15/2030 61,820
WASH Multifamily Acquisition, Inc.
55,000 5.750%,  4/15/2026
a
54,512
Wayfair, LLC
47,000 7.750%,  9/15/2030
a
45,376
Wyndham Hotels & Resorts, Inc.
85,000 4.375%,  8/15/2028
a
81,181
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
106,000 7.125%,  2/15/2031
a
109,695

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.6% Value
Consumer Cyclical  5.4% - continued
Yum! Brands, Inc.
$ 120,000 4.750%,  1/15/2030
a
$ 115,914
ZF North America Capital, Inc.
104,000 7.125%,  4/14/2030
a
100,117
44,000 6.750%,  4/23/2030
a
41,810
Total 9,795,733
Consumer Non-Cyclical  4.9%
1375209 B.C., Ltd.
50,000 9.000%,  1/30/2028
a,e
49,961
AbbVie, Inc.
86,000 5.500%,  3/15/2064 84,612
125,000 4.500%,  5/14/2035 119,966
48,000 5.350%,  3/15/2044 47,468
Acadia Healthcare Company, Inc.
49,000 7.375%,  3/15/2033
a
48,952
AdaptHealth, LLC
220,000 4.625%,  8/1/2029
a
200,082
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
44,000 4.625%,  1/15/2027
a
43,346
166,000 3.500%,  3/15/2029
a
152,771
17,000 6.250%,  3/15/2033
a
17,166
Altria Group, Inc.
35,000 6.200%,  11/1/2028 36,755
Amgen, Inc.
46,000 5.150%,  3/2/2028 46,827
Anheuser-Busch InBev Worldwide,
Inc.
99,000 5.000%,  6/15/2034 99,632
ANI Pharmaceuticals, Inc.,
Convertible
26,000 2.250%,  9/1/2029
a
29,068
AstraZeneca Finance, LLC
42,000 5.000%,  2/26/2034 42,408
BAT Capital Corporation
72,000 6.250%,  8/15/2055 71,852
40,000 6.343%,  8/2/2030 42,521
43,000 7.750%,  10/19/2032 49,298
Bausch + Lomb Corporation
34,000 8.375%,  10/1/2028
a
35,275
Bausch Health Companies, Inc.
49,000 5.500%,  11/1/2025
a
48,951
32,000 6.125%,  2/1/2027
a,e
32,448
97,000 4.875%,  6/1/2028
a
78,328
Becton, Dickinson and Company
48,000 4.693%,  2/13/2028 48,181
63,000 2.823%,  5/20/2030 57,493
BellRing Brands, Inc.
109,000 7.000%,  3/15/2030
a
112,623
Bio-Rad Laboratories, Inc.
70,000 3.300%,  3/15/2027 68,266
Bristol-Myers Squibb Company
63,000 5.550%,  2/22/2054 62,086
30,000 5.750%,  2/1/2031 31,727
19,000 5.900%,  11/15/2033 20,301
Bunge, Ltd. Finance Corporation
30,000 4.650%,  9/17/2034 29,003
Campbell's Company
110,000 5.400%,  3/21/2034 110,833
Cargill, Inc.
88,000 2.125%,  11/10/2031
a
75,103
Principal
Amount Long-Term Fixed Income  83.6% Value
Consumer Non-Cyclical  4.9% - continued
$ 138,000 5.125%,  2/11/2035
a
$ 137,567
Cencora, Inc.
66,000 5.150%,  2/15/2035 65,993
Central Garden & Pet Company
56,000 4.125%,  10/15/2030 50,912
Champ Acquisition Corporation
35,000 8.375%,  12/1/2031
a
36,156
Charles River Laboratories
International, Inc.
60,000 4.000%,  3/15/2031
a
53,696
Chefs' Warehouse, Inc.,
Convertible
48,000 2.375%,  12/15/2028 66,575
CHS/Community Health Systems,
Inc.
115,000 5.625%,  3/15/2027
a
109,816
47,000 8.000%,  12/15/2027
a
46,500
22,000 6.000%,  1/15/2029
a
19,550
76,000 4.750%,  2/15/2031
a
60,076
69,000 10.875%,  1/15/2032
a
67,977
Cigna Group
30,000 5.600%,  2/15/2054 28,560
51,000 2.400%,  3/15/2030 45,715
Coca-Cola Company
36,000 5.300%,  5/13/2054 35,247
Concentra Escrow Issuer
Corporation
25,000 6.875%,  7/15/2032
a
25,438
Constellation Brands, Inc.
29,000 4.800%,  1/15/2029 29,069
84,000 3.150%,  8/1/2029 78,392
28,000 4.900%,  5/1/2033 27,317
CVS Health Corporation
76,000 6.050%,  6/1/2054 73,738
33,000 6.750%,  12/10/2054
b
32,855
47,000 5.000%,  2/20/2026 47,097
33,000 4.300%,  3/25/2028 32,602
100,000 4.780%,  3/25/2038 89,725
116,000 6.000%,  6/1/2044 113,330
DaVita, Inc.
72,000 6.875%,  9/1/2032
a
72,404
Diageo Capital plc
39,000 2.000%,  4/29/2030 34,430
40,000 5.625%,  10/5/2033 41,543
Edgewell Personal Care Company
110,000 5.500%,  6/1/2028
a
107,727
Eli Lilly & Company
66,000 5.000%,  2/9/2054 61,881
34,000 5.500%,  2/12/2055 34,425
87,000 4.700%,  2/27/2033 87,072
Embecta Corporation
51,000 5.000%,  2/15/2030
a
45,638
66,000 6.750%,  2/15/2030
a
62,852
Encompass Health Corporation
66,000 4.500%,  2/1/2028 64,083
Endo Finance Holdings, Inc.
51,000 8.500%,  4/15/2031
a,e
53,169
Energizer Holdings, Inc.
35,000 4.750%,  6/15/2028
a
33,508
65,000 4.375%,  3/31/2029
a
60,521
Envista Holdings Corporation,
Convertible
4,000 2.375%,  6/1/2025
e
3,981
17,000 1.750%,  8/15/2028 15,289

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.6% Value
Consumer Non-Cyclical  4.9% - continued
Fortrea Holdings, Inc.
$ 19,000 7.500%,  7/1/2030
a,e
$ 17,277
GE HealthCare Technologies, Inc.
100,000 6.377%,  11/22/2052 108,473
General Mills, Inc.
18,000 4.950%,  3/29/2033 17,813
Gilead Sciences, Inc.
30,000 5.250%,  10/15/2033 30,703
HCA, Inc.
55,000 5.950%,  9/15/2054 52,831
55,000 5.250%,  3/1/2030 55,653
70,000 5.750%,  3/1/2035 70,630
Herbalife Nutrition, Ltd./HLF
Financing, Inc.
66,000 7.875%,  9/1/2025
a,e
65,923
HLF Financing SARL, LLC/
Herbalife International, Inc.
49,000 4.875%,  6/1/2029
a
37,789
Insulet Corporation
24,000 6.500%,  4/1/2033
a
24,395
Integer Holdings Corporation,
Convertible
18,000 2.125%,  2/15/2028 26,226
37,000 1.875%,  3/15/2030
a
37,296
Jazz Investments I, Ltd.,
Convertible
50,000 2.000%,  6/15/2026 51,750
59,000 3.125%,  9/15/2030
a
65,402
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
114,000 2.500%,  1/15/2027 109,627
49,000 3.625%,  1/15/2032 44,151
JBS USA LUX SARL/JBS USA
Food Company/JBS USA Foods
Group
63,000 5.950%,  4/20/2035
a
64,751
Johnson & Johnson
72,000 5.250%,  6/1/2054 72,316
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
53,000 9.000%,  2/15/2029
a
54,516
Keurig Dr Pepper, Inc.
72,000 3.200%,  5/1/2030 66,928
66,000 5.300%,  3/15/2034
e
67,234
Kraft Heinz Foods Company
45,000 6.750%,  3/15/2032 49,034
65,000 5.400%,  3/15/2035 65,517
Kroger Company
42,000 4.500%,  1/15/2029 41,894
Lamb Weston Holdings, Inc.
43,000 4.375%,  1/31/2032
a
39,279
LifePoint Health, Inc.
59,000 9.875%,  8/15/2030
a
62,251
68,000 11.000%,  10/15/2030
a
73,923
Mars, Inc.
7,000 5.650%,  5/1/2045
a
7,015
Mattel, Inc.
137,000 3.375%,  4/1/2026
a
134,855
Medline Borrower, LP/Medline Co-
Issuer, Inc.
51,000 6.250%,  4/1/2029
a
51,649
Principal
Amount Long-Term Fixed Income  83.6% Value
Consumer Non-Cyclical  4.9% - continued
Medtronic Global Holdings SCA
$ 45,000 4.500%,  3/30/2033 $ 43,969
Mozart Debt Merger Sub, Inc.
156,000 3.875%,  4/1/2029
a
145,818
114,000 5.250%,  10/1/2029
a
109,391
MPH Acquisition Holdings, LLC
26,422 5.750%,  12/31/2030
a
19,156
13,799 11.500%,  12/31/2030
a
11,984
Newell Brands, Inc.
52,000 6.375%,  9/15/2027
e
52,193
52,000 6.625%,  9/15/2029 52,110
26,000 6.375%,  5/15/2030 25,294
Novartis Capital Corporation
121,000 4.700%,  9/18/2054 108,949
Organon & Company/Organon
Foreign Debt Co-Issuer BV
69,000 4.125%,  4/30/2028
a
64,484
110,000 5.125%,  4/30/2031
a
95,910
PepsiCo, Inc.
75,000 5.250%,  7/17/2054 73,264
Performance Food Group, Inc.
76,000 4.250%,  8/1/2029
a
71,070
Perrigo Finance Unlimited
Company
93,000 4.900%,  6/15/2030 88,842
Philip Morris International, Inc.
88,000 4.875%,  2/15/2028 89,161
43,000 5.625%,  11/17/2029 44,831
23,000 5.125%,  2/13/2031 23,401
43,000 5.750%,  11/17/2032 45,014
39,000 5.250%,  2/13/2034 39,366
37,000 4.900%,  11/1/2034 36,356
Post Holdings, Inc.
76,000 4.625%,  4/15/2030
a
70,974
133,000 4.500%,  9/15/2031
a
120,457
Post Holdings, Inc., Convertible
94,000 2.500%,  8/15/2027 112,048
Roche Holdings, Inc.
52,000 5.218%,  3/8/2054
a
50,272
68,000 2.076%,  12/13/2031
a
58,077
Royalty Pharma plc
97,000 1.200%,  9/2/2025 95,497
40,000 5.150%,  9/2/2029 40,263
Simmons Foods, Inc.
122,000 4.625%,  3/1/2029
a
113,099
Spectrum Brands, Inc.,
Convertible
52,000 3.375%,  6/1/2029
a
49,397
Star Parent, Inc.
63,000 9.000%,  10/1/2030
a
62,096
Stryker Corporation
50,000 5.200%,  2/10/2035 50,483
Surgery Center Holdings, Inc.
20,000 7.250%,  4/15/2032
a
19,778
Sysco Corporation
42,000 5.950%,  4/1/2030 44,026
Takeda Pharmaceutical Company,
Ltd.
95,000 5.650%,  7/5/2054 92,932
75,000 5.000%,  11/26/2028 75,981
Tenet Healthcare Corporation
326,000 5.125%,  11/1/2027 321,224
108,000 4.375%,  1/15/2030 101,242

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.6% Value
Consumer Non-Cyclical  4.9% - continued
US Acute Care Solutions, LLC
$ 48,000 9.750%,  5/15/2029
a
$ 47,862
Varex Imaging Corporation,
Convertible
36,000 4.000%,  6/1/2025 35,820
Viterra Finance BV
60,000 3.200%,  4/21/2031
a
54,032
Winnebago Industries, Inc.,
Convertible
22,000 3.250%,  1/15/2030
e
19,239
Wyeth, LLC
106,000 6.500%,  2/1/2034 117,173
Zoetis, Inc.
56,000 5.600%,  11/16/2032 58,412
Total 8,863,777
Energy  4.5%
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
115,000 5.375%,  6/15/2029
a
112,409
APA Corporation
59,000 4.375%,  10/15/2028
a
56,693
Archrock Partners, LP/Archrock
Partners Finance Corporation
55,000 6.250%,  4/1/2028
a
55,042
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
106,000 8.250%,  12/31/2028
a
108,091
50,000 5.875%,  6/30/2029
a
48,791
Baytex Energy Corporation
56,000 8.500%,  4/30/2030
a
56,867
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
80,000 7.000%,  7/15/2029
a
81,758
BP Capital Markets America, Inc.
69,000 4.234%,  11/6/2028 68,416
61,000 4.812%,  2/13/2033 59,979
130,000 5.227%,  11/17/2034 130,668
BP Capital Markets plc
51,000 4.875%,  3/22/2030
b,h
48,782
37,000 6.450%,  12/1/2033
b,h
37,751
Buckeye Partners, LP
75,000 4.500%,  3/1/2028
a
71,964
53,000 6.875%,  7/1/2029
a
53,876
California Resources Corporation
60,000 8.250%,  6/15/2029
a
60,976
Cheniere Energy Partners, LP
42,000 4.500%,  10/1/2029 40,851
41,000 3.250%,  1/31/2032 36,082
52,000 5.950%,  6/30/2033 53,406
Cheniere Energy, Inc.
28,000 5.650%,  4/15/2034 28,324
Civitas Resources, Inc.
78,000 8.375%,  7/1/2028
a
80,495
80,000 8.750%,  7/1/2031
a
82,156
CNX Resources Corporation
71,000 6.000%,  1/15/2029
a
70,104
CNX Resources Corporation,
Convertible
27,000 2.250%,  5/1/2026 66,447
Principal
Amount Long-Term Fixed Income  83.6% Value
Energy  4.5% - continued
Columbia Pipelines Holding
Company, LLC
$ 34,000 6.055%,  8/15/2026
a
$ 34,491
77,000 6.042%,  8/15/2028
a
79,640
Comstock Resources, Inc.
55,000 6.750%,  3/1/2029
a
53,447
40,000 5.875%,  1/15/2030
a
37,776
ConocoPhillips Company
108,000 4.850%,  1/15/2032 108,132
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
147,000 5.500%,  6/15/2031
a
141,025
Crescent Energy Finance, LLC
99,000 7.625%,  4/1/2032
a
97,918
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
113,000 8.625%,  3/15/2029
a
117,051
Diamond Foreign Asset Company/
Diamond Finance, LLC
45,000 8.500%,  10/1/2030
a
46,114
Diamondback Energy, Inc.
82,000 5.750%,  4/18/2054 77,306
DT Midstream, Inc.
91,000 4.125%,  6/15/2029
a
85,643
Eastern Energy Gas Holdings, LLC
75,000 5.800%,  1/15/2035 77,413
Enbridge, Inc.
75,000 7.375%,  1/15/2083
b
76,265
57,000 7.625%,  1/15/2083
b
59,703
51,000 5.950%,  4/5/2054 50,744
22,000 5.700%,  3/8/2033 22,580
Enerflex, Ltd.
34,000 9.000%,  10/15/2027
a
34,794
Energy Transfer, LP
31,000 5.950%,  5/15/2054 29,604
155,000 8.000%,  5/15/2054
b
163,114
36,000 6.050%,  9/1/2054 34,957
65,000 6.750%,  5/15/2025
b,h
64,993
30,000 4.400%,  3/15/2027 29,903
15,000 7.125%,  5/15/2030
b,h
15,178
28,000 6.400%,  12/1/2030 29,840
Enterprise Products Operating,
LLC
76,000 5.550%,  2/16/2055 73,817
42,000 4.150%,  10/16/2028 41,594
40,000
7.571%,  (TSFR3M +
3.248%), 8/16/2077
b
39,802
EQM Midstream Partners, LP
105,000 4.750%,  1/15/2031
a
100,990
Genesis Energy LP/Genesis
Energy Finance Corporation
80,000 8.875%,  4/15/2030 83,083
120,000 7.875%,  5/15/2032 120,853
Harvest Midstream I, LP
136,000 7.500%,  9/1/2028
a
137,360
Hess Midstream Operations, LP
114,000 4.250%,  2/15/2030
a
107,250
Hilcorp Energy I, LP/Hilcorp
Finance Company
102,000 5.750%,  2/1/2029
a
98,548
50,000 6.000%,  4/15/2030
a
47,549
66,000 6.250%,  4/15/2032
a
61,663

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.6% Value
Energy  4.5% - continued
Howard Midstream Energy
Partners, LLC
$ 140,000 7.375%,  7/15/2032
a
$ 143,433
ITT Holdings, LLC
91,000 6.500%,  8/1/2029
a
83,950
Kinder Morgan, Inc.
94,000 5.950%,  8/1/2054 91,893
Kodiak Gas Services, LLC
66,000 7.250%,  2/15/2029
a
67,277
Laredo Petroleum, Inc.
59,000 7.750%,  7/31/2029
a
57,400
MEG Energy Corporation
43,000 5.875%,  2/1/2029
a
42,284
MPLX, LP
105,000 1.750%,  3/1/2026 102,254
21,000 5.000%,  3/1/2033 20,498
25,000 5.500%,  6/1/2034 24,907
Nabors Industries, Inc.
50,000 7.375%,  5/15/2027
a
49,315
129,000 9.125%,  1/31/2030
a
129,043
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
43,000 8.125%,  2/15/2029
a
43,300
65,000 8.375%,  2/15/2032
a
65,139
Noble Finance II, LLC
51,000 8.000%,  4/15/2030
a
50,970
Northern Oil and Gas, Inc.
60,000 8.750%,  6/15/2031
a
61,197
Northern Oil and Gas, Inc.,
Convertible
45,000 3.625%,  4/15/2029 47,421
Occidental Petroleum Corporation
53,000 5.000%,  8/1/2027 53,177
70,000 8.875%,  7/15/2030 80,155
ONEOK, Inc.
86,000 5.700%,  11/1/2054 80,494
42,000 5.650%,  11/1/2028 43,260
78,000 4.750%,  10/15/2031 76,447
Ovintiv, Inc.
37,000 5.650%,  5/15/2028 37,916
PBF Holding Company, LLC/PBF
Finance Corporation
88,000 6.000%,  2/15/2028 81,844
Permian Resources Operating,
LLC
40,000 6.250%,  2/1/2033
a
39,842
Permian Resources Operating,
LLC, Convertible
14,000 3.250%,  4/1/2028 33,941
Pioneer Natural Resources
Company
63,000 1.900%,  8/15/2030 54,757
Plains All American Pipeline, LP/
PAA Finance Corporation
103,000 4.650%,  10/15/2025 102,964
Prairie Acquiror, LP
83,000 9.000%,  8/1/2029
a
84,485
Precision Drilling Corporation
59,000 6.875%,  1/15/2029
a
57,642
Range Resources Corporation
98,000 4.750%,  2/15/2030
a
93,230
Rockies Express Pipeline, LLC
136,000 4.950%,  7/15/2029
a
130,231
Principal
Amount Long-Term Fixed Income  83.6% Value
Energy  4.5% - continued
Saturn Oil & Gas, Inc.
$ 24,000 9.625%,  6/15/2029
a
$ 23,211
Schlumberger Holdings
Corporation
27,000 4.300%,  5/1/2029
a
26,722
SM Energy Company
70,000 6.500%,  7/15/2028 69,520
34,000 7.000%,  8/1/2032
a
33,368
South Bow USA Infrastructure
Holdings, LLC
30,000 5.584%,  10/1/2034
a
29,374
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
50,000 5.875%,  3/1/2027 49,731
Sunoco, LP
152,000 7.000%,  5/1/2029
a
155,493
Sunoco, LP/Sunoco Finance
Corporation
64,000 5.875%,  3/15/2028 63,943
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
122,000 5.500%,  1/15/2028
a
118,741
76,000 7.375%,  2/15/2029
a
76,379
Talos Production, Inc.
22,000 9.000%,  2/1/2029
a
22,606
Targa Resources Corporation
42,000 6.125%,  5/15/2055 41,712
Targa Resources Partners, LP
115,000 4.875%,  2/1/2031 112,576
TGNR Intermediate Holdings, LLC
129,000 5.500%,  10/15/2029
a
121,118
TotalEnergies Capital SA
102,000 5.488%,  4/5/2054 98,689
TransCanada Trust
90,000 5.875%,  8/15/2076
b
89,375
UGI Corporation, Convertible
26,000 5.000%,  6/1/2028
a
33,573
USA Compression Partners, LP/
USA Compression Finance
Corporation
90,000 7.125%,  3/15/2029
a
91,536
Valaris, Ltd.
119,000 8.375%,  4/30/2030
a
119,137
Venture Global Calcasieu Pass,
LLC
37,000 3.875%,  8/15/2029
a
34,251
90,000 4.125%,  8/15/2031
a
81,774
Venture Global LNG, Inc.
188,000 8.125%,  6/1/2028
a
192,104
77,000 9.000%,  9/30/2029
a,b,h
73,072
85,000 9.875%,  2/1/2032
a
90,277
Viridien SA
25,000 8.750%,  4/1/2027
a,e
25,547
Williams Companies, Inc.
65,000 4.900%,  3/15/2029 65,423
42,000 2.600%,  3/15/2031 36,905
23,000 5.600%,  3/15/2035 23,441
Total 8,120,332

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.6% Value
Financials  12.6%
Acrisure, LLC/Acrisure Finance,
Inc.
$ 35,000 4.250%,  2/15/2029
a
$ 32,748
49,000 7.500%,  11/6/2030
a
49,851
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
25,000 6.950%,  3/10/2055
b
25,588
63,000 6.500%,  7/15/2025 63,183
108,000 3.000%,  10/29/2028 101,489
Agree, LP
34,000 5.625%,  6/15/2034 34,405
Air Lease Corporation
11,000 3.375%,  7/1/2025 10,965
52,000 4.650%,  6/15/2026
b,h
50,583
52,000 3.125%,  12/1/2030 47,075
Aircastle, Ltd.
51,000 5.250%,  6/15/2026
a,b,h
50,042
51,000 2.850%,  1/26/2028
a
48,141
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
51,000 4.250%,  10/15/2027
a
49,220
64,000 6.750%,  4/15/2028
a
64,250
69,000 7.000%,  1/15/2031
a
69,211
Ally Financial, Inc.
112,000 4.700%,  5/15/2026
b,h
104,232
138,000 8.000%,  11/1/2031 153,774
79,000 6.700%,  2/14/2033 79,024
American Express Company
35,000 3.550%,  9/15/2026
b,h
33,801
65,000 6.338%,  10/30/2026
b
65,628
American International Group, Inc.
76,000 5.125%,  3/27/2033 76,107
Americold Realty Operating
Partnership, LP
61,000 5.600%,  5/15/2032 61,230
Ameriprise Financial, Inc.
85,000 5.200%,  4/15/2035 84,802
AmWINS Group, Inc.
42,000 6.375%,  2/15/2029
a
42,320
130,000 4.875%,  6/30/2029
a
122,552
Aon North America, Inc.
66,000 5.750%,  3/1/2054 65,090
Apollo Debt Solutions BDC
71,000 6.700%,  7/29/2031 73,254
Ares Capital Corporation
90,000 2.150%,  7/15/2026 86,803
35,000 5.875%,  3/1/2029 35,533
Ares Strategic Income Fund
78,000 5.600%,  2/15/2030
a
76,880
Arthur J. Gallagher & Company
49,000 5.750%,  7/15/2054 48,273
30,000 5.000%,  2/15/2032 29,997
Assurant, Inc.
67,000 6.100%,  2/27/2026 67,584
Aviation Capital Group, LLC
41,000 4.875%,  10/1/2025
a
40,983
Avolon Holdings Funding, Ltd.
62,000 5.750%,  3/1/2029
a
63,143
83,000 5.375%,  5/30/2030
a
83,113
Azorra Finance, Ltd.
110,000 7.750%,  4/15/2030
a
109,646
Banco Santander SA
29,000 4.750%,  11/12/2026
b,h
27,799
Principal
Amount Long-Term Fixed Income  83.6% Value
Financials  12.6% - continued
Bank of America Corporation
$ 85,000 6.125%,  4/27/2027
b,h
$ 86,058
89,000 4.376%,  4/27/2028
b
88,632
126,000 3.593%,  7/21/2028
b
123,302
60,000 5.819%,  9/15/2029
b
62,179
202,000 3.974%,  2/7/2030
b
196,554
80,000 5.162%,  1/24/2031
b
81,103
149,000 2.687%,  4/22/2032
b
131,142
62,000 2.572%,  10/20/2032
b
53,490
92,000 2.972%,  2/4/2033
b
80,665
49,000 5.468%,  1/23/2035
b
49,713
164,000 5.425%,  8/15/2035
b
160,578
45,000 3.846%,  3/8/2037
b
40,390
Bank of Montreal
46,000 3.088%,  1/10/2037
b
38,848
Bank of New York Mellon
Corporation
29,000 6.317%,  10/25/2029
b
30,680
59,000 4.596%,  7/26/2030
b
58,993
30,000 6.474%,  10/25/2034
b
32,769
Bank of Nova Scotia
53,000 4.900%,  6/4/2025
b,h
52,638
Barclays plc
61,000 6.125%,  12/15/2025
b,h
60,953
49,000 2.852%,  5/7/2026
b
48,897
50,000 5.501%,  8/9/2028
b
50,744
64,000 4.972%,  5/16/2029
b
64,204
54,000 6.224%,  5/9/2034
b
56,253
35,000 7.119%,  6/27/2034
b
37,708
BlackRock Funding, Inc.
35,000 5.250%,  3/14/2054 33,752
Blackstone Private Credit Fund
90,000 5.600%,  11/22/2029
a
89,244
Blue Owl Capital Corporation II
37,000 8.450%,  11/15/2026 38,785
Blue Owl Credit Income
Corporation
68,000 4.700%,  2/8/2027 67,159
Blue Owl Technology Finance
Corporation
20,000 4.750%,  12/15/2025
a
19,898
63,000 3.750%,  6/17/2026
a
61,501
50,000 6.100%,  3/15/2028
a
49,869
18,000 6.750%,  4/4/2029 18,245
BNP Paribas SA
66,000 3.132%,  1/20/2033
a,b
57,526
Bread Financial Holdings, Inc.
33,000 8.375%,  6/15/2035
a,b
32,268
Brixmor Operating Partnership, LP
83,000 2.250%,  4/1/2028 77,069
Brookfield Finance, Inc.
51,000 5.813%,  3/3/2055 49,752
Burford Capital Global Finance,
LLC
120,000 9.250%,  7/1/2031
a
126,429
Capital Automotive REIT
392,000
4.400%,  10/15/2054, Ser.
2024-3A, Class A1
a
376,387
Capital One Financial Corporation
60,000 3.950%,  9/1/2026
b,h
57,392
69,000 3.273%,  3/1/2030
b
64,687
Centene Corporation
178,000 3.000%,  10/15/2030 155,684

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.6% Value
Financials  12.6% - continued
Charles Schwab Corporation
$ 102,000 5.375%,  6/1/2025
b,h
$ 101,638
88,000 0.900%,  3/11/2026 85,084
58,000 4.000%,  6/1/2026
b,h
56,535
41,000 6.136%,  8/24/2034
b
43,638
CHL Mortgage Pass-Through Trust
19,538
6.744%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
19,144
68,299
6.000%,  4/25/2037, Ser.
2007-3, Class A18 32,479
Citadel, LP
49,000 6.375%,  1/23/2032
a
50,277
Citigroup, Inc.
53,000 4.000%,  12/10/2025
b,h
52,176
90,000 3.875%,  2/18/2026
b,h
87,919
83,000 1.462%,  6/9/2027
b
79,953
98,000 3.070%,  2/24/2028
b
95,236
27,000 7.375%,  5/15/2028
b,h
27,722
47,000 7.625%,  11/15/2028
b,h
48,897
168,000 4.075%,  4/23/2029
b
165,190
32,000 7.125%,  8/15/2029
b,h
32,726
30,000 6.950%,  2/15/2030
b,h
29,914
41,000 6.174%,  5/25/2034
b
42,024
45,000 7.000%,  8/15/2034
b,h
46,654
70,000 6.020%,  1/24/2036
b
70,669
Citizens Financial Group, Inc.
78,000 4.000%,  10/6/2026
b,h
74,726
42,000 5.718%,  7/23/2032
b
42,755
CNA Financial Corporation
53,000 5.125%,  2/15/2034 52,638
Coinbase Global, Inc., Convertible
68,000 0.500%,  6/1/2026 66,436
56,000 0.250%,  4/1/2030 51,772
Comerica, Inc.
42,000 5.625%,  7/1/2025
b,h
41,738
15,000 5.982%,  1/30/2030
b
15,242
Commonwealth Bank of Australia
51,000 2.688%,  3/11/2031
a
44,524
Cooperatieve Rabobank UA
41,000 1.339%,  6/24/2026
a,b
40,674
COPT Defense Properties, LP
82,000 2.250%,  3/15/2026 79,898
COPT Defense Properties, LP,
Convertible
10,000 5.250%,  9/15/2028
a
11,135
Corebridge Financial, Inc.
72,000 6.375%,  9/15/2054
b
71,531
44,000 6.875%,  12/15/2052
b
44,966
35,000 6.050%,  9/15/2033 36,519
35,000 5.750%,  1/15/2034 35,919
Countrywide Home Loan
Mortgage Pass Through Trust
67,252
5.136%,  11/25/2035, Ser.
2005-22, Class 2A1
b
55,171
Cousins Properties, LP
14,000 5.375%,  2/15/2032 13,942
Credit Acceptance Corporation
37,000 9.250%,  12/15/2028
a
39,170
21,000 6.625%,  3/15/2030
a
20,688
Credit Agricole SA
42,000 3.250%,  1/14/2030
a
38,650
Credit Suisse Group AG
64,000 7.250%,  N/A
*,i
4,800
Principal
Amount Long-Term Fixed Income  83.6% Value
Financials  12.6% - continued
$ 110,000 7.500%,  N/A
*,h,i
$ 8,250
Dai-ichi Life Insurance Company,
Ltd.
60,000 6.200%,  1/16/2035
a,b,h
60,189
Deutsche Bank AG/New York, NY
143,000 2.129%,  11/24/2026
b
140,432
90,000 2.311%,  11/16/2027
b
86,483
51,000 6.819%,  11/20/2029
b
54,081
68,000 3.742%,  1/7/2033
b
59,754
Digital Realty Trust, LP, Convertible
38,000 1.875%,  11/15/2029
a
37,631
Discover Bank
84,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
b
85,818
Discover Financial Services
22,000 6.700%,  11/29/2032 23,631
Diversified Healthcare Trust
41,000 Zero Coupon,  1/15/2026
a
38,645
Drawbridge Special Opportunities
Fund, LP
167,000 3.875%,  2/15/2026
a
163,783
Elevance Health, Inc.
72,000 5.650%,  6/15/2054 69,444
133,000 2.550%,  3/15/2031 117,533
Encore Capital Group, Inc.,
Convertible
22,000 4.000%,  3/15/2029 19,910
Extra Space Storage, LP
41,000 2.400%,  10/15/2031 34,885
Fairfax Financial Holdings, Ltd.
50,000 6.350%,  3/22/2054 50,938
Federal Realty OP, LP, Convertible
12,000 3.250%,  1/15/2029
a
11,952
Fifth Third Bancorp
28,000 4.500%,  9/30/2025
b,h
27,762
40,000 4.772%,  7/28/2030
b
39,763
Fifth Third Bank NA
111,000 3.850%,  3/15/2026 110,071
FirstCash, Inc.
122,000 5.625%,  1/1/2030
a
118,294
Fortitude Group Holdings, LLC
107,000 6.250%,  4/1/2030
a
108,171
Fortress Transportation and
Infrastructure Investors, LLC
51,000 5.500%,  5/1/2028
a
49,986
115,000 7.000%,  5/1/2031
a
116,843
30,000 7.000%,  6/15/2032
a
30,422
Freedom Mortgage Holdings, LLC
113,000 9.250%,  2/1/2029
a
114,756
48,000 9.125%,  5/15/2031
a
48,303
FS KKR Capital Corporation
41,000 3.400%,  1/15/2026 40,463
42,000 2.625%,  1/15/2027 40,088
GGAM Finance, Ltd.
52,000 8.000%,  6/15/2028
a
54,528
91,000 5.875%,  3/15/2030
a
89,807
Global Aircraft Leasing Company,
Ltd.
50,000 8.750%,  9/1/2027
a
50,821
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
154,000 3.750%,  12/15/2027
a
144,943

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.6% Value
Financials  12.6% - continued
goeasy, Ltd.
$ 88,000 9.250%,  12/1/2028
a
$ 92,382
25,000 7.625%,  7/1/2029
a
25,007
32,000 6.875%,  5/15/2030
a
31,337
Goldman Sachs BDC, Inc.
26,000 6.375%,  3/11/2027 26,635
Goldman Sachs Group, Inc.
106,000
7.379%,  (H15T 5Y +
3.623%), 8/10/2025
b,h
106,501
45,000 3.650%,  8/10/2026
b,e,h
43,671
75,000 4.125%,  11/10/2026
b,h
72,654
135,000 1.948%,  10/21/2027
b
129,491
45,000 2.640%,  2/24/2028
b
43,435
132,000 3.615%,  3/15/2028
b
129,551
86,000 4.482%,  8/23/2028
b
85,791
84,000 3.814%,  4/23/2029
b
82,008
42,000 3.800%,  3/15/2030 40,165
42,000 2.615%,  4/22/2032
b
36,672
42,000 2.383%,  7/21/2032
b
35,973
32,000 6.125%,  11/10/2034
b,h
31,300
77,000 5.330%,  7/23/2035
b
76,616
121,000 5.016%,  10/23/2035
b
117,655
Hartford Insurance Group, Inc.
42,000 2.800%,  8/19/2029 38,803
44,000
6.710%,  (TSFR3M +
2.387%), 2/12/2047
a,b
40,546
HAT Holdings I, LLC/HAT Holdings
II, LLC, Convertible
4,000 Zero Coupon,  5/1/2025
a
4,364
13,000 3.750%,  8/15/2028
a
15,938
HSBC Holdings plc
37,000 1.645%,  4/18/2026
b
36,947
118,000 4.583%,  6/19/2029
b
116,953
50,000 2.804%,  5/24/2032
b
43,734
HUB International, Ltd.
147,000 7.250%,  6/15/2030
a
151,411
Huntington Bancshares, Inc./OH
30,000 4.450%,  10/15/2027
b,h
28,869
77,000 5.709%,  2/2/2035
b
77,820
67,000 6.141%,  11/18/2039
b
67,470
Huntington Bank Auto Credit-
Linked Notes
294,738
5.442%,  10/20/2032, Ser.
2024-2, Class B1
a
296,064
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
44,000 6.250%,  5/15/2026 43,568
136,000 5.250%,  5/15/2027 129,297
ING Groep NV
84,000 1.726%,  4/1/2027
b
81,605
Intesa Sanpaolo SPA
63,000 4.198%,  6/1/2032
a,b
56,524
Invitation Homes Operating
Partnership, LP
72,000 2.000%,  8/15/2031 60,249
J.P. Morgan Chase & Company
35,000 3.650%,  6/1/2026
b,h
34,218
96,000 1.045%,  11/19/2026
b
93,906
105,000 2.947%,  2/24/2028
b
102,002
126,000 4.005%,  4/23/2029
b
123,844
41,000 2.069%,  6/1/2029
b
37,961
33,000 6.500%,  4/1/2030
b,h
33,774
168,000 4.493%,  3/24/2031
b
165,773
45,000 2.963%,  1/25/2033
b
39,723
Principal
Amount Long-Term Fixed Income  83.6% Value
Financials  12.6% - continued
$ 39,000 4.912%,  7/25/2033
b
$ 38,690
42,000 5.717%,  9/14/2033
b
43,158
30,000 5.350%,  6/1/2034
b
30,488
25,000 6.254%,  10/23/2034
b
26,850
16,000 5.336%,  1/23/2035
b
16,170
50,000 5.766%,  4/22/2035
b
51,965
40,000 5.502%,  1/24/2036
b
40,862
75,000 5.534%,  11/29/2045
b
74,255
Jane Street Group/JSG Finance,
Inc.
79,000 4.500%,  11/15/2029
a
74,598
26,000 7.125%,  4/30/2031
a
26,709
45,000 6.125%,  11/1/2032
a
44,279
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
54,000 5.000%,  8/15/2028
a
50,768
64,000 6.625%,  10/15/2031
a
63,321
Jefferson Capital Holdings, LLC
44,000 6.000%,  8/15/2026
a
43,740
108,000 9.500%,  2/15/2029
a
114,627
KeyBank NA/Cleveland, OH
63,000 3.900%,  4/13/2029 60,491
82,000 5.000%,  1/26/2033 79,858
Kilroy Realty, LP
55,000 4.250%,  8/15/2029 52,320
20,000 6.250%,  1/15/2036 19,829
Kite Realty Group, LP, Convertible
2,000 0.750%,  4/1/2027
a
2,031
Ladder Capital Finance Holdings,
LLLP/Ladder Capital Finance
Corporation
140,000 4.750%,  6/15/2029
a
133,331
Liberty Mutual Group, Inc.
28,000 4.125%,  12/15/2051
a,b
26,810
Lincoln National Corporation
90,000
6.942%,  (TSFR3M +
2.619%), 5/19/2025
b
73,874
Lloyds Banking Group plc
124,000 1.627%,  5/11/2027
b
119,939
M&T Bank Corporation
99,000 3.500%,  9/1/2026
b,h
93,903
Macquarie Airfinance Holdings,
Ltd.
4,000 6.400%,  3/26/2029
a
4,134
70,000 5.150%,  3/17/2030
a
69,020
Macquarie Group, Ltd.
83,000 1.629%,  9/23/2027
a,b
79,414
Marsh & McLennan Companies,
Inc.
45,000 2.375%,  12/15/2031 38,734
MetLife, Inc.
27,000 6.350%,  3/15/2055
b
27,053
39,000 3.850%,  9/15/2025
b,h
38,543
61,000 5.875%,  3/15/2028
b,h
61,590
82,000 6.400%,  12/15/2036 83,169
Metropolitan Life Global Funding I
68,000 2.950%,  4/9/2030
a
62,543
Mid-America Apartments, LP
84,000 4.200%,  6/15/2028 83,151
Mitsubishi UFJ Financial Group,
Inc.
81,000 1.538%,  7/20/2027
b
77,934
Mizuho Financial Group, Inc.
111,000 1.554%,  7/9/2027
b
106,872

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.6% Value
Financials  12.6% - continued
$ 84,000 2.564%,  9/13/2031 $ 72,076
39,000 5.748%,  7/6/2034
b
40,259
Molina Healthcare, Inc.
97,000 4.375%,  6/15/2028
a
92,389
50,000 6.250%,  1/15/2033
a
49,209
Morgan Stanley
51,000 5.516%,  11/19/2055
b
49,822
61,000 0.985%,  12/10/2026
b
59,495
84,000 1.593%,  5/4/2027
b
81,349
82,000 1.512%,  7/20/2027
b
78,823
30,000 5.123%,  2/1/2029
b
30,411
76,000 3.622%,  4/1/2031
b
71,760
45,000 2.943%,  1/21/2033
b
39,471
40,000 4.889%,  7/20/2033
b
39,406
43,000 5.250%,  4/21/2034
b
43,021
25,000 5.831%,  4/19/2035
b
25,907
29,000 5.587%,  1/18/2036
b
29,617
85,000 2.484%,  9/16/2036
b
70,473
Nasdaq, Inc.
28,000 5.350%,  6/28/2028 28,660
Nationstar Mortgage Holdings,
Inc.
24,000 5.500%,  8/15/2028
a
23,804
76,000 5.125%,  12/15/2030
a
75,805
20,000 7.125%,  2/1/2032
a
20,775
NatWest Group plc
42,000 4.892%,  5/18/2029
b
42,078
83,000 6.475%,  6/1/2034
b
86,478
Navient Corporation
30,000 5.000%,  3/15/2027 29,354
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
33,000 4.500%,  9/30/2028
a
31,106
Neuberger Berman CLO, Ltd.
425,000
7.564%,  (TSFR3M +
3.262%), 10/15/2029, Ser.
2013-15A, Class DR2
a,b
425,350
New Mountain Finance
Corporation, Convertible
6,000 7.500%,  10/15/2025 6,069
New York Life Global Funding
44,000 4.550%,  1/28/2033
a
42,678
27,000 5.000%,  1/9/2034
a
27,001
Nippon Life Insurance Company
130,000 5.950%,  4/16/2054
a,b
130,749
NNN REIT, Inc.
42,000 2.500%,  4/15/2030 37,540
Nomura Holdings, Inc.
62,000 2.172%,  7/14/2028 57,235
63,000 5.783%,  7/3/2034 64,611
Omega Healthcare Investors, Inc.
43,000 4.750%,  1/15/2028 42,896
OneMain Finance Corporation
194,000 3.500%,  1/15/2027 185,936
99,000 3.875%,  9/15/2028 91,547
41,000 6.750%,  3/15/2032 40,241
Panther Escrow Issuer, LLC
146,000 7.125%,  6/1/2031
a
148,764
Park Intermediate Holdings, LLC
123,000 4.875%,  5/15/2029
a
114,799
Pebblebrook Hotel Trust,
Convertible
112,000 1.750%,  12/15/2026 104,664
Principal
Amount Long-Term Fixed Income  83.6% Value
Financials  12.6% - continued
PNC Bank NA
$ 42,000 2.700%,  10/22/2029 $ 38,516
PNC Financial Services Group,
Inc.
43,000 6.200%,  9/15/2027
b,h
43,598
31,000 5.582%,  6/12/2029
b
31,876
79,000 6.250%,  3/15/2030
b,h
79,404
30,000 6.875%,  10/20/2034
b
33,169
PRA Group, Inc.
80,000 8.375%,  2/1/2028
a
81,759
Prologis Targeted US Logistics
Fund, LP
46,000 5.250%,  4/1/2029
a
46,936
57,000 5.250%,  1/15/2035
a
56,798
Prologis, LP
41,000 5.250%,  3/15/2054 38,887
Provident Financing Trust I
47,000 7.405%,  3/15/2038 49,589
Prudential Financial, Inc.
45,000 5.125%,  3/1/2052
b
42,834
65,000 6.750%,  3/1/2053
b
67,831
90,000 6.500%,  3/15/2054
b
91,659
42,000 3.700%,  10/1/2050
b
37,900
Realty Income Corporation
41,000 4.875%,  6/1/2026 41,132
68,000 3.200%,  1/15/2027 66,388
63,000 3.950%,  8/15/2027 62,294
Regency Centers, LP
45,000 5.250%,  1/15/2034 45,049
Regions Financial Corporation
45,000 2.250%,  5/18/2025 44,835
24,000 5.750%,  6/15/2025
b,h
23,868
Reinsurance Group of America,
Inc.
35,000 6.000%,  9/15/2033 36,308
50,000 5.750%,  9/15/2034 50,859
RenaissanceRe Holdings, Ltd.
85,000 5.800%,  4/1/2035 87,054
Rexford Industrial Realty, LP,
Convertible
13,000 4.375%,  3/15/2027
a
12,961
28,000 4.125%,  3/15/2029
a
27,664
RGA Global Funding
26,000 5.500%,  1/11/2031
a
26,723
RHP Hotel Properties, LP/RHP
Finance Corporation
25,000 4.750%,  10/15/2027 24,403
48,000 4.500%,  2/15/2029
a
45,410
RLJ Lodging Trust, LP
45,000 4.000%,  9/15/2029
a
40,366
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
41,000 3.625%,  3/1/2029
a
37,812
59,000 3.875%,  3/1/2031
a
52,852
27,000 4.000%,  10/15/2033
a
23,161
Santander Holdings USA, Inc.
84,000 3.450%,  6/2/2025 83,780
47,000 2.490%,  1/6/2028
b
45,047
72,000 5.473%,  3/20/2029
b
72,405
Santander UK Group Holdings plc
81,000 1.673%,  6/14/2027
b
78,031
Service Properties Trust
44,000 5.500%,  12/15/2027 42,442
44,000 8.625%,  11/15/2031
a
46,416

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.6% Value
Financials  12.6% - continued
Simon Property Group, LP
$ 82,000 2.650%,  7/15/2030 $ 74,196
35,000 6.250%,  1/15/2034 37,585
Sixth Street Lending Partners
41,000 6.125%,  7/15/2030
a
41,266
SLM Corporation
12,000 6.500%,  1/31/2030 12,313
Societe Generale SA
49,000 1.488%,  12/14/2026
a,b
47,869
44,000 10.000%,  11/14/2028
a,b,h
47,580
Standard Chartered plc
66,000 2.608%,  1/12/2028
a,b
63,581
Starwood Property Trust, Inc.
20,000 6.500%,  10/15/2030
a
19,815
Starwood Property Trust, Inc.,
Convertible
34,000 6.750%,  7/15/2027 35,886
State Street Corporation
29,000 6.700%,  3/15/2029
b,h
29,733
42,000 4.421%,  5/13/2033
b
40,716
Sumitomo Life Insurance Company
65,000 3.375%,  4/15/2081
a,b
57,980
Sumitomo Mitsui Financial Group,
Inc.
59,000 5.766%,  1/13/2033 61,420
Summit Hotel Properties, Inc.,
Convertible
24,000 1.500%,  2/15/2026 22,892
Synchrony Financial
42,000 5.935%,  8/2/2030
b
42,591
53,000 7.250%,  2/2/2033 54,558
Synovus Bank
43,000 5.625%,  2/15/2028 43,204
Toronto-Dominion Bank
40,000 8.125%,  10/31/2082
b
41,376
53,000 5.523%,  7/17/2028 54,492
42,000 4.456%,  6/8/2032 40,550
44,000 5.146%,  9/10/2034
b
43,576
TrueNoord Capital DAC
31,000 8.750%,  3/1/2030
a
31,463
Truist Bank
42,000 2.250%,  3/11/2030 36,824
Truist Financial Corporation
74,000 6.047%,  6/8/2027
b
75,232
42,000 1.887%,  6/7/2029
b
38,478
100,000 5.100%,  3/1/2030
b,h
96,980
105,000 5.153%,  8/5/2032
b
105,178
25,000 5.711%,  1/24/2035
b
25,525
U.S. Bancorp
59,000 4.548%,  7/22/2028
b
59,008
15,000 5.836%,  6/12/2034
b
15,479
46,000 5.678%,  1/23/2035
b
47,026
UBS Group AG
55,000 4.875%,  2/12/2027
a,b,h
53,351
83,000 3.869%,  1/12/2029
a,b
81,072
UniCredit SPA
49,000 5.861%,  6/19/2032
a,b
49,163
United Wholesale Mortgage, LLC
141,000 5.500%,  4/15/2029
a
135,941
UnitedHealth Group, Inc.
106,000 5.375%,  4/15/2054 100,706
85,000 4.200%,  5/15/2032 81,723
Principal
Amount Long-Term Fixed Income  83.6% Value
Financials  12.6% - continued
USB Realty Corporation
$ 122,000
5.711%,  (TSFR3M +
1.409%), 1/15/2027
a,b,h
$ 99,058
Ventas Realty, LP, Convertible
31,000 3.750%,  6/1/2026 39,881
Vornado Realty, LP
38,000 3.400%,  6/1/2031 32,175
Wells Fargo & Company
32,000 3.900%,  3/15/2026
b,h
31,362
6,000 2.188%,  4/30/2026
b
5,987
46,000 3.526%,  3/24/2028
b
45,074
99,000 3.584%,  5/22/2028
b
96,928
59,000 4.808%,  7/25/2028
b
59,189
65,000 7.625%,  9/15/2028
b,e,h
69,435
230,000 4.478%,  4/4/2031
b
226,071
30,000 5.389%,  4/24/2034
b
30,207
28,000 6.491%,  10/23/2034
b
30,206
136,000 5.499%,  1/23/2035
b
137,850
Welltower OP, LLC, Convertible
59,000 2.750%,  5/15/2028
a
96,170
Westpac Banking Corporation
63,000 4.110%,  7/24/2034
b
60,195
Willis North America, Inc.
33,000 5.900%,  3/5/2054 32,512
84,000 4.500%,  9/15/2028 83,366
XHR, LP
88,000 4.875%,  6/1/2029
a
82,430
22,000 6.625%,  5/15/2030
a
21,598
Total 22,768,504
Foreign Government  0.1%
NBN Company, Ltd.
74,000 2.625%,  5/5/2031
a
65,920
Saudi Arabian Oil Company
54,000 5.750%,  7/17/2054
a
50,957
Teine Energy, Ltd.
120,000 6.875%,  4/15/2029
a
117,328
Total 234,205
Mortgage-Backed Securities  10.3%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
813,727 2.500%,  5/1/2051 686,359
609,945 3.500%,  5/1/2052 554,735
366,649 4.000%,  5/1/2052 344,962
270,854 5.000%,  7/1/2053 267,337
66,562 5.000%,  8/1/2053 66,017
237,403 5.500%,  9/1/2053 240,118
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
325,031 2.500%,  7/1/2030 312,621
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
231,845 3.500%,  5/1/2040 218,495
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
1,050,355 3.000%,  1/1/2052 918,344
105,931 2.000%,  2/1/2051 85,469
77,956 2.000%,  2/1/2051 62,898

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.6% Value
Mortgage-Backed Securities  10.3% -
continued
$ 463,025 2.500%,  2/1/2051 $ 386,198
961,154 2.000%,  3/1/2051 769,588
1,092,803 4.000%,  3/1/2051 1,028,533
1,091,860 3.000%,  3/1/2052 948,642
705,835 2.000%,  4/1/2051 562,089
705,914 3.000%,  5/1/2050 614,390
116,187 2.000%,  5/1/2051 93,290
346,531 3.000%,  5/1/2051 305,917
338,202 4.000%,  6/1/2052 316,224
651,029 2.500%,  7/1/2051 551,269
927,851 4.000%,  7/1/2052 867,557
189,672 3.500%,  8/1/2050 173,370
640,092 3.500%,  8/1/2052 578,215
862,950 4.500%,  8/1/2052 827,685
89,394 5.000%,  8/1/2053 88,352
442,746 3.500%,  9/1/2052 402,692
196,786 3.500%,  9/1/2052 178,973
60,691 5.000%,  9/1/2052 59,836
1,156,037 4.500%,  9/1/2053 1,109,139
327,558 4.000%,  10/1/2052 307,083
113,622 2.000%,  11/1/2051 91,545
243,440 3.500%,  11/1/2052 222,133
527,828 2.000%,  12/1/2050 423,816
1,107,562 4.500%,  12/1/2052 1,066,831
1,100,000 5.500%,  5/1/2041 1,097,592
1,200,000 5.000%,  5/1/2049 1,175,076
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
389,096 2.500%,  3/1/2062 314,676
318,948 3.500%,  7/1/2061 282,524
155,462 4.000%,  12/1/2061 143,761
Total 18,744,351
Technology  3.4%
Accenture Capital, Inc.
69,000 4.500%,  10/4/2034 66,672
Adobe, Inc.
75,000 5.300%,  1/17/2035
e
77,235
Advanced Micro Devices, Inc.
42,000 3.924%,  6/1/2032 39,920
Akamai Technologies, Inc.,
Convertible
58,000 0.125%,  5/1/2025 57,739
3,000 0.375%,  9/1/2027 2,921
59,000 1.125%,  2/15/2029 56,050
Analog Devices, Inc.
20,000 2.100%,  10/1/2031 17,174
Apple, Inc.
90,000 1.650%,  2/8/2031 77,754
173,000 3.750%,  9/12/2047 137,497
Array Technologies, Inc.,
Convertible
59,000 1.000%,  12/1/2028 43,265
Block, Inc.
186,000 6.500%,  5/15/2032
a
187,875
Block, Inc., Convertible
13,000 0.250%,  11/1/2027 11,440
Boost Newco Borrower, LLC
128,000 7.500%,  1/15/2031
a
133,240
Broadcom, Inc.
46,000 4.000%,  4/15/2029
a
44,898
47,000 4.800%,  10/15/2034 45,880
Principal
Amount Long-Term Fixed Income  83.6% Value
Technology  3.4% - continued
Cadence Design Systems, Inc.
$ 45,000 4.700%,  9/10/2034 $ 43,938
Cisco Systems, Inc.
69,000 5.350%,  2/26/2064 67,088
Clarivate Science Holdings
Corporation
56,000 3.875%,  7/1/2028
a
51,948
Cloud Software Group, Inc.
279,000 6.500%,  3/31/2029
a
271,206
CommScope, LLC
41,000 4.750%,  9/1/2029
a
36,451
41,000 9.500%,  12/15/2031
a
42,230
Consensus Cloud Solutions, Inc.
26,000 6.000%,  10/15/2026
a
25,816
CoreLogic, Inc.
31,000 4.500%,  5/1/2028
a
28,854
CSG Systems International, Inc.,
Convertible
34,000 3.875%,  9/15/2028 36,652
Dayforce, Inc., Convertible
57,000 0.250%,  3/15/2026 54,435
Dell International, LLC/EMC
Corporation
68,000 4.750%,  4/1/2028 68,311
Dell, Inc.
45,000 6.500%,  4/15/2038 47,480
Diebold Nixdorf, Inc.
32,000 7.750%,  3/31/2030
a
33,170
Fiserv, Inc.
67,000 5.350%,  3/15/2031 68,703
22,000 5.600%,  3/2/2033 22,607
67,000 5.450%,  3/15/2034 67,920
94,000 5.150%,  8/12/2034 93,234
Gen Digital, Inc.
5,000 6.750%,  9/30/2027
a
5,061
63,000 7.125%,  9/30/2030
a
64,305
21,000 6.250%,  4/1/2033
a
20,905
Global Payments, Inc.
42,000 5.950%,  8/15/2052 40,638
65,000 4.950%,  8/15/2027 65,527
42,000 3.200%,  8/15/2029 39,322
Global Payments, Inc., Convertible
68,000 1.500%,  3/1/2031 64,056
Hewlett Packard Enterprise
Company
77,000 4.850%,  10/15/2031 76,204
IBM International Capital Private,
Ltd.
33,000 5.300%,  2/5/2054 30,866
II-VI, Inc.
58,000 5.000%,  12/15/2029
a
55,330
Intel Corporation
115,000 4.900%,  7/29/2045 96,601
InterDigital, Inc., Convertible
16,000 3.500%,  6/1/2027 42,968
Iron Mountain, Inc.
109,000 5.000%,  7/15/2028
a
105,677
156,000 4.875%,  9/15/2029
a
148,904
30,000 5.250%,  7/15/2030
a
28,765
218,000 4.500%,  2/15/2031
a
199,838
Jabil, Inc.
43,000 5.450%,  2/1/2029 43,814

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.6% Value
Technology  3.4% - continued
Marvell Technology, Inc.
$ 42,000 2.950%,  4/15/2031 $ 37,482
Mastercard, Inc.
46,000 2.000%,  11/18/2031 39,235
12,000 4.875%,  5/9/2034 12,031
Microchip Technology, Inc.
20,000 5.050%,  3/15/2029 20,135
Microchip Technology, Inc.,
Convertible
51,000 0.750%,  6/1/2030
a
47,660
Moody's Corporation
43,000 4.250%,  8/8/2032 41,530
NCR Atleos Corporation
42,000 9.500%,  4/1/2029
a
45,541
NCR Voyix Corporation
73,000 5.000%,  10/1/2028
a
70,242
43,000 5.125%,  4/15/2029
a
40,954
Neptune Bidco US, Inc.
166,000 9.290%,  4/15/2029
a
144,030
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
21,000 2.700%,  5/1/2025 20,963
42,000 4.300%,  6/18/2029 41,152
ON Semiconductor Corporation,
Convertible
48,000 Zero Coupon,  5/1/2027 50,700
75,000 0.500%,  3/1/2029 64,598
Open Text Holdings, Inc.
180,000 4.125%,  2/15/2030
a
164,151
Oracle Corporation
88,000 5.375%,  9/27/2054 80,251
121,000 6.900%,  11/9/2052 133,386
142,000 2.950%,  4/1/2030 130,455
59,000 5.250%,  2/3/2032 59,761
63,000 6.250%,  11/9/2032 67,193
PayPal Holdings, Inc.
72,000 5.500%,  6/1/2054 69,576
Pitney Bowes, Inc.
26,000 6.875%,  3/15/2027
a
25,967
Progress Software Corporation,
Convertible
14,000 1.000%,  4/15/2026
e
14,945
14,000 3.500%,  3/1/2030
e
14,700
RingCentral, Inc.
115,000 8.500%,  8/15/2030
a
120,885
Rocket Software, Inc.
63,000 9.000%,  11/28/2028
a
64,967
S&P Global, Inc.
46,000 2.900%,  3/1/2032 41,016
Seagate HDD Cayman
93,330 9.625%,  12/1/2032 104,969
Semtech Corporation, Convertible
28,000 1.625%,  11/1/2027
e
34,440
Sensata Technologies BV
21,000 4.000%,  4/15/2029
a
19,301
Sensata Technologies, Inc.
28,000 3.750%,  2/15/2031
a
24,448
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
50,000 4.625%,  11/1/2026
a
49,108
SS&C Technologies, Inc.
104,000 5.500%,  9/30/2027
a
103,213
22,000 6.500%,  6/1/2032
a
22,238
Principal
Amount Long-Term Fixed Income  83.6% Value
Technology  3.4% - continued
Synaptics, Inc., Convertible
$ 37,000 0.750%,  12/1/2031
a,e
$ 34,780
Synopsys, Inc.
52,000 5.700%,  4/1/2055 51,631
Texas Instruments, Inc.
30,000 5.150%,  2/8/2054 28,461
UKG, Inc.
60,000 6.875%,  2/1/2031
a
60,866
Verint Systems, Inc., Convertible
28,000 0.250%,  4/15/2026 26,488
Verisk Analytics, Inc.
29,000 5.250%,  3/15/2035 28,964
Viavi Solutions, Inc.
138,000 3.750%,  10/1/2029
a
126,194
Viavi Solutions, Inc., Convertible
31,000 1.625%,  3/15/2026 33,209
Vishay Intertechnology, Inc.,
Convertible
54,000 2.250%,  9/15/2030 47,655
VMware, LLC
82,000 1.400%,  8/15/2026 78,528
141,000 4.700%,  5/15/2030 139,763
61,000 2.200%,  8/15/2031 51,848
Western Digital Corporation,
Convertible
88,000 3.000%,  11/15/2028 113,168
Xerox Holdings Corporation
14,000 5.000%,  8/15/2025
a
13,843
147,000 5.500%,  8/15/2028
a
103,216
Xerox Holdings Corporation,
Convertible
43,000 3.750%,  3/15/2030 24,295
Xilinx, Inc.
24,000 2.375%,  6/1/2030 21,620
Ziff Davis, Inc., Convertible
22,000 3.625%,  3/1/2028
a
20,433
Total 6,214,569
Transportation  0.7%
Air Canada
43,000 3.875%,  8/15/2026
a
42,049
Air Transport Services Group, Inc.,
Convertible
37,000 3.875%,  8/15/2029 36,856
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
95,000 5.500%,  4/20/2026
a
94,740
76,568 5.750%,  4/20/2029
a
74,920
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
71,000 5.375%,  3/1/2029
a
64,034
Burlington Northern Santa Fe, LLC
36,000 5.500%,  3/15/2055 35,864
DCLI Bidco, LLC
40,000 7.750%,  11/15/2029
a
41,171
Delta Air Lines, Inc.
91,000 4.375%,  4/19/2028 89,175
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
23,769 4.500%,  10/20/2025
a
23,686
ERAC USA Finance, LLC
51,000 5.200%,  10/30/2034
a
51,442

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.6% Value
Transportation  0.7% - continued
Greenbrier Companies, Inc.,
Convertible
$ 28,000 2.875%,  4/15/2028 $ 30,979
Mileage Plus Holdings, LLC
56,700 6.500%,  6/20/2027
a
56,945
Norfolk Southern Corporation
65,000 4.450%,  3/1/2033 62,806
OneSky Flight, LLC
33,000 8.875%,  12/15/2029
a
33,353
Penske Truck Leasing Company,
LP/PTL Finance Corporation
41,000 1.200%,  11/15/2025
a
40,075
42,000 1.700%,  6/15/2026
a
40,558
Rand Parent, LLC
108,000 8.500%,  2/15/2030
a,e
106,921
RXO, Inc.
40,000 7.500%,  11/15/2027
a
41,131
Ryder System, Inc.
51,000 2.850%,  3/1/2027 49,339
Southwest Airlines Company
42,000 5.125%,  6/15/2027 42,280
Stena International SA
87,000 7.250%,  1/15/2031
a
86,960
Union Pacific Corporation
35,000 5.600%,  12/1/2054 35,152
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
36,000 7.875%,  5/1/2027
a
35,353
60,000 6.375%,  2/1/2030
a,e
52,562
Total 1,268,351
U.S. Government & Agencies  5.9%
U.S. Treasury Notes
400,000 4.750%,  7/31/2025 400,562
1,000,000 4.250%,  12/31/2025 1,000,828
800,000 4.625%,  6/30/2026 805,937
5,300,000 4.375%,  7/31/2026 5,326,500
1,980,000 1.250%,  12/31/2026 1,891,055
300,000 4.125%,  7/31/2028 302,121
450,000 4.125%,  11/15/2032 450,668
400,000 3.375%,  5/15/2033 378,891
100,000 4.500%,  11/15/2033 102,391
Total 10,658,953
Utilities  3.2%
AES Corporation
35,000 7.600%,  1/15/2055
b
35,319
81,000 3.950%,  7/15/2030
a
75,964
Algonquin Power & Utilities
Corporation
141,000 4.750%,  1/18/2082
b
134,302
Alliant Energy Corporation,
Convertible
25,000 3.875%,  3/15/2026 26,725
Alpha Generation, LLC
38,000 6.750%,  10/15/2032
a
38,025
Ameren Corporation
52,000 1.750%,  3/15/2028 47,920
American Electric Power
Company, Inc.
48,000 6.950%,  12/15/2054
b
48,962
42,000 2.300%,  3/1/2030 37,296
Principal
Amount Long-Term Fixed Income  83.6% Value
Utilities  3.2% - continued
American Water Capital
Corporation
$ 49,000 5.450%,  3/1/2054 $ 47,229
American Water Capital
Corporation, Convertible
38,000 3.625%,  6/15/2026 38,798
Arizona Public Service Company
37,000 5.550%,  8/1/2033 37,454
Atmos Energy Corporation
52,000 5.000%,  12/15/2054 47,015
Calpine Corporation
85,000 4.500%,  2/15/2028
a
82,403
CenterPoint Energy, Inc.
45,000 7.000%,  2/15/2055
b
45,689
14,000 6.700%,  5/15/2055
b
13,804
62,000 1.450%,  6/1/2026 59,808
63,000 2.650%,  6/1/2031 55,297
CenterPoint Energy, Inc.,
Convertible
40,000 4.250%,  8/15/2026 43,280
1,066 3.369%,  9/15/2029 48,204
Consolidated Edison Company of
New York, Inc.
109,000 5.700%,  5/15/2054 108,640
Constellation Energy Generation,
LLC
51,000 5.750%,  3/15/2054 49,066
43,000 5.800%,  3/1/2033 44,531
Dominion Energy, Inc.
59,000 6.875%,  2/1/2055
b
61,086
59,000 7.000%,  6/1/2054
b
62,012
52,000 3.375%,  4/1/2030 48,595
DTE Energy Company
39,000 4.875%,  6/1/2028 39,238
Duke Energy Carolinas, LLC
88,000 5.400%,  1/15/2054 84,852
Duke Energy Corporation
52,000 3.250%,  1/15/2082
b
49,080
61,000 5.800%,  6/15/2054 59,685
32,000 6.450%,  9/1/2054
b
31,946
26,000 2.450%,  6/1/2030 23,183
43,000 4.500%,  8/15/2032 41,474
35,000 5.750%,  9/15/2033 36,476
Duke Energy Corporation,
Convertible
62,000 4.125%,  4/15/2026 67,196
Duke Energy Ohio, Inc.
33,000 5.550%,  3/15/2054 31,960
Edison International
69,000 7.875%,  6/15/2054
b
66,408
58,000 4.950%,  4/15/2025 57,978
65,000 5.000%,  12/15/2026
b,h
58,723
Enel Finance International NV
81,000 1.625%,  7/12/2026
a
77,991
Entergy Corporation
42,000 1.900%,  6/15/2028 38,598
Entergy Louisiana, LLC
45,000 5.800%,  3/15/2055 44,782
Evergy, Inc., Convertible
39,000 4.500%,  12/15/2027 45,833
Eversource Energy
73,000 4.600%,  7/1/2027 73,056
Exelon Corporation
137,000 5.600%,  3/15/2053 131,924

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  83.6% Value
Utilities  3.2% - continued
$ 42,000 4.050%,  4/15/2030 $ 40,691
Fells Point Funding Trust
100,000 3.046%,  1/31/2027
a
96,883
FirstEnergy Corporation,
Convertible
56,000 4.000%,  5/1/2026 56,728
Georgia Power Company
27,000 4.950%,  5/17/2033 26,814
ITC Holdings Corporation
42,000 4.950%,  9/22/2027
a
42,293
Jersey Central Power & Light
Company
86,000 2.750%,  3/1/2032
a
74,326
Lightning Power, LLC
76,000 7.250%,  8/15/2032
a
78,248
Long Ridge Energy, LLC
63,000 8.750%,  2/15/2032
a
60,860
MidAmerican Energy Company
133,000 5.300%,  2/1/2055 126,295
National Rural Utilities Cooperative
Finance Corporation
22,000 4.850%,  2/7/2029 22,237
NextEra Energy Capital Holdings,
Inc.
71,000 5.900%,  3/15/2055 70,898
20,000 3.800%,  3/15/2082
b
18,817
64,000 6.750%,  6/15/2054
b
65,328
42,000 2.250%,  6/1/2030 37,159
30,000 5.300%,  3/15/2032 30,488
NextEra Energy Capital Holdings,
Inc., Convertible
32,000 3.000%,  3/1/2027 36,928
NiSource, Inc.
15,000 6.375%,  3/31/2055
b
14,822
14,000 5.850%,  4/1/2055 13,916
34,000 6.950%,  11/30/2054
b
34,472
42,000 2.950%,  9/1/2029 39,048
Northern States Power Company/
MN
31,000 5.400%,  3/15/2054 30,099
NRG Energy, Inc.
53,000 2.000%,  12/2/2025
a
51,898
50,000 10.250%,  3/15/2028
a,b,h
55,051
51,000 3.375%,  2/15/2029
a
46,826
75,000 5.250%,  6/15/2029
a
73,090
35,000 6.000%,  2/1/2033
a
34,049
35,000 6.250%,  11/1/2034
a
34,454
NRG Energy, Inc., Convertible
19,000 2.750%,  6/1/2048 44,229
Oncor Electric Delivery Company,
LLC
62,000 5.550%,  6/15/2054 60,559
Pacific Gas and Electric Company
33,000 6.750%,  1/15/2053 34,462
67,000 5.550%,  5/15/2029 67,915
69,000 6.950%,  3/15/2034 74,768
PG&E Corporation
67,000 5.000%,  7/1/2028 65,178
PG&E Corporation, Convertible
67,000 4.250%,  12/1/2027 70,785
Pinnacle West Capital Corporation,
Convertible
12,000 4.750%,  6/15/2027
a
13,469
Principal
Amount Long-Term Fixed Income  83.6% Value
Utilities  3.2% - continued
PPL Capital Funding, Inc.
$ 84,000 5.250%,  9/1/2034 $ 83,584
San Diego Gas & Electric
Company
33,000 5.550%,  4/15/2054 31,876
Sempra
30,000 6.550%,  4/1/2055
b
28,540
30,000 6.625%,  4/1/2055
b
29,290
32,000 6.400%,  10/1/2054
b
30,352
30,000 6.875%,  10/1/2054
b
29,706
30,000 4.875%,  10/15/2025
b,h
29,713
Southern California Edison
Company
70,000 5.450%,  6/1/2031 70,931
Southern Company
40,000 5.700%,  10/15/2032 41,577
102,000 4.850%,  3/15/2035 98,719
41,000 4.000%,  1/15/2051
b
40,479
106,000 3.750%,  9/15/2051
b
103,001
Southern Company, Convertible
72,000 3.875%,  12/15/2025 80,136
37,000 4.500%,  6/15/2027
a
40,730
TerraForm Power Operating, LLC
196,000 5.000%,  1/31/2028
a
189,697
TXNM Energy, Inc., Convertible
45,000 5.750%,  6/1/2054
a
56,144
Virginia Electric and Power
Company
52,000 5.350%,  1/15/2054 48,903
Vistra Corporation
48,000 8.000%,  10/15/2026
a,b,h
49,257
122,000 7.000%,  12/15/2026
a,b,h
123,537
Vistra Operations Company, LLC
158,000 5.000%,  7/31/2027
a
155,559
WEC Energy Group, Inc.,
Convertible
20,000 4.375%,  6/1/2027
a
23,407
35,000 4.375%,  6/1/2029
a
41,882
Xcel Energy, Inc.
51,000 4.000%,  6/15/2028 49,996
65,000 4.600%,  6/1/2032 62,662
43,000 5.600%,  4/15/2035 43,170
XPLR Infrastructure Operating
Partners, LP
139,000 3.875%,  10/15/2026
a,e
133,698
12,000 8.375%,  1/15/2031
a,e
11,801
12,000 8.625%,  3/15/2033
a,e
11,675
Total 5,881,912
Total Long-Term Fixed Income
(cost $154,121,103) 151,523,375
Shares
Registered Investment
Companies   12.0% Value
U.S. Affiliated   8.8%
1,943,346 Thrivent Core Emerging Markets
Debt Fund 15,916,005
Total 15,916,005
U.S. Unaffiliated   3.2%
6,977 abrdn Asia-Pacific Income Fund,
Inc. 109,539
23,877 abrdn Income Credit Strategies
Fund 140,635

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies  12.0% Value
U.S. Unaffiliated   3.2%  - continued
5,531 abrdn Total Dynamic Dividend
Fund $ 46,405
13,565 AllianceBernstein Global High
Income Fund, Inc. 145,552
18,858 Allspring Income Opportunities
Fund 128,989
710 Barings Global Short Duration
High Yield Fund 10,735
3,908 BlackRock Capital Allocation Term
Trust 56,275
2,425 BlackRock Core Bond Trust 26,311
13,357 BlackRock Corporate High Yield
Fund, Inc. 127,960
14,785 BlackRock Credit Allocation
Income Trust 158,495
2,248 BlackRock Debt Strategies Fund,
Inc. 23,469
2,551 BlackRock Enhanced Equity
Dividend Trust 21,939
12,169 BlackRock Enhanced Global
Dividend Trust 132,034
9,005 BlackRock Enhanced International
Dividend Trust 50,518
358 BlackRock Floating Rate Income
Strategies Fund, Inc. 4,625
5,032 BlackRock Income Trust, Inc. 59,629
8,813 BlackRock Multi-Sector Income
Trust 127,612
12,135 Blackstone Strategic Credit 2027
Term Fund 146,591
682 BNY Mellon High Yield Strategies
Fund 1,739
7,429 Cornerstone Strategic Investment
Fund, Inc.
e
55,197
13,913 Eaton Vance Limited Duration
Income Fund 138,852
6,064 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 49,361
2,000 Invesco Senior Loan ETF
e
41,400
19,972 iShares iBoxx $ Investment Grade
Corporate Bond ETF
e
2,170,757
25,612 Nuveen Credit Strategies Income
Fund 137,793
1,581 Nuveen Floating Rate Income
Fund/Closed-End Fund 13,391
272 Nuveen Global High Income Fund 3,558
10,278 Nuveen Preferred Income
Opportunities Fund 81,813
11,754 PGIM Global High Yield Fund, Inc. 157,739
10,655 PGIM High Yield Bond Fund, Inc. 151,834
5,770 Pimco Dynamic Income Fund 114,246
8,234 PIMCO High Income Fund 40,264
8,107 PIMCO Income Strategy Fund II
e
61,127
1,224 Tri-Continental Corporation 37,540
6,341 Vanguard Short-Term Corporate
Bond ETF
e
500,559
2,675 Virtus Convertible & Income Fund 34,588
9,712 Virtus Dividend, Interest &
Premium Strategy Fund 117,807
2,300 Virtus Equity & Convertible Income
Fund 50,899
187 Voya Asia Pacific High Dividend
Equity Income Fund 1,154
21,985 Voya Global Equity Dividend &
Premium Opportunity Fund 126,853
Shares
Registered Investment
Companies  12.0% Value
U.S. Unaffiliated   3.2%  - continued
2,627 Western Asset Diversified Income
Fund $ 37,960
33,077 Western Asset High Income
Opportunity Fund, Inc. 131,646
Total 5,775,390
Total Registered Investment
Companies (cost $23,560,965) 21,691,395
Shares
Collateral Held for Securities
Loaned 2.1% Value
3,731,150 Thrivent Cash Management Trust 3,731,150
Total Collateral Held for
Securities Loaned
(cost $3,731,150) 3,731,150
Shares Preferred Stock 1.3% Value
Basic Materials  0.1%
1,449 Albemarle Corporation,
Convertible, 7.250% 51,657
Total 51,657
Capital Goods  0.1%
2,794 Boeing Company, Convertible,
6.000% 167,165
Total 167,165
Communications Services  0.1%
4,075 AT&T, Inc., 4.750%
h
77,710
3,500 Telephone and Data Systems, Inc.,
6.000%
h
61,775
Total 139,485
Financials  0.9%
1,425 AEGON Funding Company, LLC,
5.100% 28,414
3,200 Allstate Corporation, 5.100%
h
67,200
977 Apollo Global Management, Inc.,
Convertible, 6.750% 71,409
1,004 Ares Management Corporation,
Convertible, 6.750% 48,403
1,450 Athene Holding, Ltd., 5.625%
h
28,521
4,350 Bank of America Corporation,
4.250%
h
78,213
3,300 Bank of America Corporation,
4.375%
h
61,017
1,650 Bank of America Corporation,
4.750%
h
33,033
3,300 Bank of America Corporation,
5.000%
h
69,498
100 Bank of America Corporation,
Convertible, 7.250%
h
123,457
725 Capital One Financial Corporation,
4.800%
h
13,151
2,600 Capital One Financial Corporation,
5.000%
h
49,348
725 Charles Schwab Corporation,
4.450%
h
14,065
525 Citizens Financial Group, Inc.,
7.375%
h
13,561
1,275 Corebridge Financial, Inc., 6.375% 31,722
1,275 Equitable Holdings, Inc., 5.250%
h
26,278
1,450 Fifth Third Bancorp, 4.950%
h
31,494

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Preferred Stock  1.3% Value
Financials  0.9% - continued
1,450 Huntington Bancshares, Inc./OH,
4.500%
h
$ 25,201
3,200 J.P. Morgan Chase & Company,
4.200%
h
58,688
3,300 J.P. Morgan Chase & Company,
4.625%
h
65,835
3,125 J.P. Morgan Chase & Company,
4.750%
h
64,250
725 KeyCorp, 5.650%
h
15,109
2,000 KeyCorp, 6.200%
b,h
47,580
725 MetLife, Inc., 4.750%
h
14,355
2,300 Morgan Stanley, 4.250%
h
41,239
1,380 Morgan Stanley, 5.850%
b,h
32,775
2,200 Morgan Stanley, 7.125%
b,h
55,264
2,925 Public Storage, 4.125%
h
50,047
668 Public Storage, 4.625%
h
12,625
100 Public Storage, 4.700%
h
1,949
1,450 Regions Financial Corporation,
4.450%
h
24,926
550 Regions Financial Corporation,
5.700%
b,h
12,996
425 Synovus Financial Corporation,
8.397%
b,h
10,778
1,450 Truist Financial Corporation,
4.750%
h
28,319
1,800 U.S. Bancorp, 4.000%
h
29,790
2,000 Wells Fargo & Company, 4.250%
h
35,360
3,300 Wells Fargo & Company, 4.375%
h
59,400
1,450 Wells Fargo & Company, 4.700%
h
27,869
1,750 Wells Fargo & Company, 4.750%
h
34,843
118 Wells Fargo & Company,
Convertible, 7.500%
h
141,694
Total 1,679,676
Technology  <0.1%
1,003 Hewlett Packard Enterprise
Company, Convertible, 7.625% 47,883
Total 47,883
Utilities  0.1%
4,025 CMS Energy Corporation, 4.200%
h
69,954
876 NextEra Energy, Inc., Convertible,
6.926% 35,592
69 Nextera Energy, Inc., Convertible,
7.234% 3,143
944 NextEra Energy, Inc., Convertible,
7.299% 45,133
2,875 Southern Company, 4.950% 58,708
Total 212,530
Total Preferred Stock
(cost $2,639,059) 2,298,396
Shares Common Stock <0.1% Value
Communications Services  <0.1%
74 Tripadvisor, Inc.
j
1,049
Total 1,049
Financials  <0.1%
428 AGNC Investment Corporation 4,100
236 Annaly Capital Management, Inc. 4,793
445 Apollo Commercial Real Estate
Finance, Inc. 4,259
224 Chimera Investment Corporation 2,874
Shares Common Stock  <0.1% Value
Financials  <0.1% - continued
25,612 Nuveen Credit Strategies Income
Fund, Rights
j
$ 768
761 Rithm Capital Corporation 8,714
Total 25,508
Health Care  <0.1%
194 Insulet Corporation
j
50,946
Total 50,946
Materials  <0.1%
674 United States Steel Corporation 28,483
Total 28,483
Total Common Stock
(cost $106,769) 105,986
Shares or
Principal
Amount Short-Term Investments 3.5% Value
Federal National Mortgage
Association Discount Notes
100,000 4.210%, 4/11/2025
k,l
99,871
State Street Institutional U.S.
Government Money Market
Fund
5,980,545 4.293%
k
5,980,544
U.S. Treasury Bills
100,000 4.217%, 4/15/2025
k,m
99,835
100,000 4.213%, 5/8/2025
k,m
99,565
Total Short-Term Investments
(cost $6,279,831) 6,279,815
Total Investments (cost
$190,438,877) 102.5% $185,630,117
Other Assets and Liabilities, Net
(2.5%) (4,505,700)
Total Net Assets 100.0% $181,124,417
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of March 31, 2025, the value of these investments was $75,130,706 or 41.5% of
total net assets.
b Denotes variable rate securities. The rate shown is as of
March 31, 2025. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c All or a portion of the security is insured or guaranteed.
d Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
March 31, 2025.
e All or a portion of the security is on loan.
f Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

g Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of March 31, 2025.
h Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
i Defaulted security.  Interest is not being accrued.
j Non-income producing security.
k The interest rate shown reflects the yield.
l All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
m All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Opportunity Income Plus Portfolio as of March 31, 2025
was $13,050 or 0.01% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of March 31, 2025.
Security
Acquisition
Date Cost
Credit Suisse Group AG  8/24/2015 $ 118,598
Credit Suisse Group AG  5/17/2021 70,948
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Opportunity Income Plus
Portfolio as of March 31, 2025:
Securities Lending Transactions
Long-Term Fixed Income $ 2,053,782
Common Stock 1,489,022
Total lending $3,542,804
Gross amount payable upon return of
collateral for securities loaned $3,731,150
Net amounts due to counterparty $188,346
Definitions:
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Ser. - Series
STRIPS - Separate Trading of Registered Interest and Principal of
Securities
Reference Rate Index:
CMT 1Y - Constant Maturity Treasury Yield 1 Year
H15T 5Y - U. S. Treasury Yield Curve Rate Treasury Note
Constant Maturity 5 Year
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2025, in valuing Opportunity Income Plus Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 20,287,821 – 20,287,821 –
Basic Materials 3,141,531 – 3,141,531 –
Capital Goods 5,574,351 – 5,574,351 –
Collateralized Mortgage Obligations 19,498,991 – 19,498,991 –
Commercial Mortgage-Backed Securities 2,998,410 – 2,998,410 –
Communications Services 7,471,584 – 7,471,584 –
Consumer Cyclical 9,795,733 – 9,795,733 –
Consumer Non-Cyclical 8,863,777 – 8,863,777 –
Energy 8,120,332 – 8,120,332 –
Financials 22,768,504 – 22,768,504 –
Foreign Government 234,205 – 234,205 –
Mortgage-Backed Securities 18,744,351 – 18,744,351 –
Technology 6,214,569 – 6,214,569 –
Transportation 1,268,351 – 1,268,351 –
U.S. Government & Agencies 10,658,953 – 10,658,953 –
Utilities 5,881,912 – 5,881,912 –
Registered Investment Companies
U.S. Unaffiliated 5,775,390 5,775,390 – –
Preferred Stock
Basic Materials 51,657 51,657 – –
Capital Goods 167,165 167,165 – –
Communications Services 139,485 139,485 – –
Financials 1,679,676 1,679,676 – –
Technology 47,883 47,883 – –
Utilities 212,530 212,530 – –
Common Stock
Communications Services 1,049 1,049 – –
Financials 25,508 25,508 – –
Health Care 50,946 50,946 – –
Materials 28,483 28,483 – –
Short-Term Investments 6,279,815 5,980,544 299,271 –
Subtotal Investments in Securities $165,982,962 $14,160,316 $151,822,646 $–
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 15,916,005
Collateral Held for Securities Loaned 3,731,150
Subtotal Other Investments $19,647,155
Total Investments at Value $185,630,117
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of March 31, 2025, in valuing Opportunity Income Plus Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 6,791 6,791 – –
Credit Default Swaps 14,425 – 14,425 –
Total Asset Derivatives $21,216 $6,791 $14,425 $–
Liability Derivatives
Futures Contracts 10,872 10,872 – –
Total Liability Derivatives $10,872 $10,872 $– $–

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
The following table presents Opportunity Income Plus Portfolio's futures contracts held as of March 31, 2025. Investments and/or cash totaling
$99,871 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 8 June 2025 $ 1,650,584 $ 6,791
Total Futures Long Contracts $ 1,650,584 $ 6,791
CBOT U.S. Long Bond (8) June 2025 ( $ 928,915) ( $ 9,335)
CME Ultra Long Term U.S. Treasury Bond (2) June 2025 (242,963) (1,537)
Total Futures Short Contracts ( $ 1,171,878) ($10,872)
Total Futures Contracts $ 478,706 ($4,081)
The following table presents Opportunity Income Plus Portfolio's credit default swap contracts held as of March 31, 2025. Investments totaling
$199,400 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 44, 5 Year, at 5.00%, Quarterly Buy 6/20/2030 $ 2,200,000 $ – $ 14,425 $ 14,425
Total Credit Default Swaps $– $14,425 $14,425
1 As the buyer of protection, Opportunity Income Plus Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Opportunity Income Plus Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Opportunity Income Plus Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Opportunity Income Plus
Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
3/31/2025
Shares Held at
3/31/2025
% of Net
Assets
3/31/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $16,533 $237 $960 $15,916 1,943 8.8%
Total U.S. Affiliated Registered Investment
Companies 16,533 15,916 8.8
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% 3,654 7,037 10,691 – – –
Total Affiliated Short-Term Investments 3,654 – –
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 5,181 15,458 16,908 3,731 3,731 2.1
Total Collateral Held for Securities Loaned 5,181 3,731 2.1
Total Value $25,368 $19,647
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 3/31/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($149) $255 $ – $237
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% 2 (2) – 14
Total Income/Non Cash Income from Affiliated
Investments $251
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 5
Total Affiliated Income from Securities Loaned, Net $5
Total Value ($147) $253 $ –

Real Estate Securities Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 99.1% Value
Data Center REITs  9.7%
39,739 Digital Realty Trust, Inc. $ 5,694,201
10,266 Equinix, Inc. 8,370,383
Total 14,064,584
Diversified REITs  4.4%
11,799 Alpine Income Property Trust, Inc. 197,279
9,916 American Assets Trust, Inc. 199,708
139,109 Broadstone Net Lease, Inc. 2,370,417
31,296 CTO Realty Growth, Inc. 604,326
91,496 Essential Properties Realty Trust,
Inc. 2,986,430
Total 6,358,160
Health Care REITs  14.9%
35,985 Alexandria Real Estate Equities,
Inc. 3,328,972
22,223 CareTrust REIT, Inc. 635,133
38,757 Healthpeak Properties, Inc. 783,667
35,580 Omega Healthcare Investors, Inc. 1,354,887
163,988 Sabra Health Care REIT, Inc. 2,864,870
61,350 Ventas, Inc. 4,218,426
55,249 Welltower, Inc. 8,464,699
Total 21,650,654
Hotel & Resort REITs  1.3%
21,307 Ryman Hospitality Properties 1,948,312
Total 1,948,312
Industrial REITs  9.4%
50,053 First Industrial Realty Trust, Inc. 2,700,860
237,418 Industrial Logistics Properties Trust 816,718
5,777 Innovative Industrial Properties,
Inc. 312,478
87,710 Prologis, Inc. 9,805,101
Total 13,635,157
Multi-Family Residential REITs  8.0%
20,195 AvalonBay Communities, Inc. 4,334,251
19,496 Equity Residential 1,395,524
15,048 Essex Property Trust, Inc. 4,613,265
40,210 Independence Realty Trust, Inc. 853,658
2,605 Mid-America Apartment
Communities, Inc. 436,546
Total 11,633,244
Office REITs  2.2%
8,253 BXP, Inc. 554,519
90,412 Cousins Properties, Inc. 2,667,154
Total 3,221,673
Other Specialized REITs  10.1%
54,684 Iron Mountain, Inc. 4,705,011
127,694 Outfront Media, Inc. 2,060,981
4,569 Safehold, Inc. 85,532
326,054 Uniti Group, Inc. 1,643,312
186,841 VICI Properties, Inc. 6,094,754
Total 14,589,590
Retail REITs  19.3%
114,308 Brixmor Property Group, Inc. 3,034,877
84,533 InvenTrust Properties Corporation 2,482,734
141,865 Kimco Realty Corporation 3,013,213
84,602 Kite Realty Group Trust 1,892,547
33,656 NetSTREIT Corporation 533,448
Shares Common Stock  99.1% Value
Retail REITs  19.3% - continued
40,902 NNN REIT, Inc. $ 1,744,470
66,053 Realty Income Corporation 3,831,734
48,826 Regency Centers Corporation 3,601,406
35,528 Simon Property Group, Inc. 5,900,490
55,295 Tanger, Inc. 1,868,418
Total 27,903,337
Self-Storage REITs  5.6%
30,961 Extra Space Storage, Inc. 4,597,399
11,937 Public Storage 3,572,625
Total 8,170,024
Single-Family Residential REITs  1.8%
18,326 Invitation Homes, Inc. 638,661
13,446 Sun Communities, Inc. 1,729,693
16,344 UMH Properties, Inc. 305,633
Total 2,673,987
Telecom Tower REITs  11.8%
49,731 American Tower Corporation 10,821,466
30,239 Crown Castle, Inc. 3,151,811
14,117 SBA Communications Corporation 3,105,881
Total 17,079,158
Timber REITs  0.6%
26,971 Weyerhaeuser Company 789,711
Total 789,711
Total Common Stock
(cost $107,775,738) 143,717,591
Shares or
Principal
Amount Short-Term Investments 0.7% Value
Federal Home Loan Bank Discount
Notes
100,000 4.195%, 5/28/2025
a,b
99,331
State Street Institutional U.S.
Government Money Market
Fund
862,174 4.293%
a
862,175
Total Short-Term Investments
(cost $961,510) 961,506
Total Investments (cost
$108,737,248) 99.8% $144,679,097
Other Assets and Liabilities, Net
0.2% 296,489
Total Net Assets 100.0% $144,975,586

Real Estate Securities Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

a The interest rate shown reflects the yield.
b All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
Definitions:
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2025, in valuing Real Estate Securities Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Data Center REITs 14,064,584 14,064,584 – –
Diversified REITs 6,358,160 6,358,160 – –
Health Care REITs 21,650,654 21,650,654 – –
Hotel & Resort REITs 1,948,312 1,948,312 – –
Industrial REITs 13,635,157 13,635,157 – –
Multi-Family Residential REITs 11,633,244 11,633,244 – –
Office REITs 3,221,673 3,221,673 – –
Other Specialized REITs 14,589,590 14,589,590 – –
Retail REITs 27,903,337 27,903,337 – –
Self-Storage REITs 8,170,024 8,170,024 – –
Single-Family Residential REITs 2,673,987 2,673,987 – –
Telecom Tower REITs 17,079,158 17,079,158 – –
Timber REITs 789,711 789,711 – –
Short-Term Investments 961,506 862,175 99,331 –
Subtotal Investments in Securities $144,679,097 $144,579,766 $99,331 $–
Total Investments at Value $144,679,097
The following table is a summary of the inputs used, as of March 31, 2025, in valuing Real Estate Securities Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 13,529 13,529 – –
Total Asset Derivatives $13,529 $13,529 $– $–

Real Estate Securities Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
S&P
-
Standard & Poor's
The following table presents Real Estate Securities Portfolio's futures contracts held as of March 31, 2025. Investments and/or cash totaling
$99,331 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME Micro E-mini S&P 500 Index 37 June 2025 $ 1,032,322 $ 13,529
Total Futures Long Contracts $ 1,032,322 $ 13,529
Total Futures Contracts $ 1,032,322 $13,529
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Real Estate Securities
Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
3/31/2025
Shares Held at
3/31/2025
% of Net
Assets
3/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% $1,637 $1,299 $2,936 $– – –
Total Affiliated Short-Term Investments 1,637 – –
Total Value $1,637 $–
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 3/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% $– $– $ – $8
Total Income/Non Cash Income from Affiliated
Investments $8
Total Value $– $– $ –

Small Cap Growth Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 97.8% Value
Communications Services  1.5%
39,809 Cargurus, Inc.
a
$ 1,159,636
30,102 QuinStreet, Inc.
a
537,020
Total 1,696,656
Consumer Discretionary  12.1%
13,883 Boot Barn Holdings, Inc.
a
1,491,451
11,406 Champion Homes, Inc.
a
1,080,833
4,334 Grand Canyon Education, Inc.
a
749,869
1,505 Group 1 Automotive, Inc. 574,835
11,161 Installed Building Products, Inc. 1,913,665
18,557 Modine Manufacturing Company
a
1,424,250
20,229 Patrick Industries, Inc. 1,710,564
11,845 SharkNinja, Inc.
a
987,991
5,846 Texas Roadhouse, Inc. 974,119
5,437 Wingstop, Inc. 1,226,478
20,116 Wyndham Hotels & Resorts, Inc. 1,820,699
Total 13,954,754
Consumer Staples  5.5%
12,505 BJ's Wholesale Club Holdings,
Inc.
a
1,426,821
10,746 e.l.f. Beauty, Inc.
a
674,741
20,725 J & J Snack Foods Corporation 2,729,897
49,477 Vita Coco Company, Inc.
a
1,516,470
Total 6,347,929
Energy  2.1%
4,528 Gulfport Energy Corporation
a
833,786
18,628 Matador Resources Company 951,704
21,184 TechnipFMC plc 671,321
Total 2,456,811
Financials  9.3%
160,757 AvidXchange Holdings, Inc.
a
1,363,219
3,689 Evercore, Inc. 736,767
28,296 Glacier Bancorp, Inc. 1,251,249
7,735 Hamilton Lane, Inc. 1,149,962
8,931 Houlihan Lokey, Inc. 1,442,357
1,311 Kinsale Capital Group, Inc. 638,077
11,627 OneMain Holdings, Inc. 568,328
16,780 RLI Corporation 1,347,937
39,046 Triumph Financial, Inc.
a
2,256,859
Total 10,754,755
Health Care  19.8%
48,426 ADMA Biologics, Inc.
a
960,772
1,710 Argenx SE ADR
a
1,012,089
58,302 Concentra Group Holdings Parent,
Inc. 1,265,153
11,905 CorVel Corporation
a
1,333,003
22,477 Encompass Health Corporation 2,276,471
28,434 Globus Medical, Inc.
a
2,081,369
16,992 HealthEquity, Inc.
a
1,501,583
10,919 Inspire Medical Systems, Inc.
a
1,739,178
9,171 Merit Medical Systems, Inc.
a
969,466
6,821 Natera, Inc.
a
964,558
6,079 Penumbra, Inc.
a
1,625,585
11,771 Repligen Corporation
a
1,497,742
45,245 RxSight, Inc.
a
1,142,436
103,764 scPharmaceuticals, Inc.
a
272,899
69,882 Stevanato Group SPA 1,426,991
38,952 Twist Bioscience Corporation
a
1,529,256
Shares Common Stock  97.8% Value
Health Care  19.8% - continued
28,079 Vericel Corporation
a
$ 1,252,885
Total 22,851,436
Industrials  23.6%
53,430 Atmus Filtration Technologies, Inc. 1,962,484
14,005 BWX Technologies, Inc. 1,381,593
10,305 Casella Waste Systems, Inc.
a
1,149,111
56,789 CECO Environmental Corporation
a
1,294,789
54,950 Enerpac Tool Group Corporation 2,465,057
9,397 EnPro, Inc. 1,520,341
25,110 ExlService Holdings, Inc.
a
1,185,443
22,270 Federal Signal Corporation 1,637,958
93,629 Gates Industrial Corporation plc
a
1,723,710
27,392 Helios Technologies, Inc. 879,009
2,985 IES Holdings, Inc.
a
492,853
25,449 Korn Ferry 1,726,206
10,537 Landstar System, Inc. 1,582,657
9,548 Limbach Holdings, Inc.
a
711,040
106,517 Masterbrand, Inc.
a
1,391,112
8,582 Moog, Inc. 1,487,690
5,966 RBC Bearings, Inc.
a
1,919,680
7,522 Sterling Construction Company,
Inc.
a
851,566
30,329 WNS Holdings, Ltd.
a
1,864,930
Total 27,227,229
Information Technology  19.3%
21,675 Agilysys, Inc.
a
1,572,305
17,847 BlackLine, Inc.
a
864,152
7,395 CyberArk Software, Ltd.
a
2,499,510
12,169 Descartes Systems Group, Inc.
a
1,227,000
4,636 Fabrinet
a
915,656
32,061 Gitlab, Inc.
a
1,506,867
10,713 Guidewire Software, Inc.
a
2,007,188
12,191 Impinj, Inc.
a
1,105,724
41,752 JFrog, Ltd.
a
1,336,064
19,105 Lattice Semiconductor
Corporation
a
1,002,057
9,006 Littelfuse, Inc. 1,771,841
13,548 Onto Innovation, Inc.
a
1,643,914
32,636 PDF Solutions, Inc.
a
623,674
16,256 Pegasystems, Inc. 1,130,117
6,714 Silicon Laboratories, Inc.
a
755,795
30,157 TTM Technologies, Inc.
a
618,520
12,643 Varonis Systems, Inc.
a
511,409
15,724 Workiva, Inc.
a
1,193,609
Total 22,285,402
Materials  1.7%
107,198 Constellium SE
a
1,081,628
36,028 Olin Corporation 873,318
Total 1,954,946
Real Estate  2.9%
9,855 Colliers International Group, Inc. 1,195,412
33,176 National Storage Affiliates Trust 1,307,134
13,399 Terreno Realty Corporation 847,085
Total 3,349,631
Total Common Stock
(cost $108,114,169) 112,879,549

Small Cap Growth Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments 2.6% Value
State Street Institutional U.S.
Government Money Market
Fund
3,015,030 4.293%
b
$ 3,015,030
Total Short-Term Investments
(cost $3,015,030) 3,015,030
Total Investments (cost
$111,129,199) 100.4% $115,894,579
Other Assets and Liabilities, Net
(0.4%) (503,865)
Total Net Assets 100.0% $115,390,714
a Non-income producing security.
b The interest rate shown reflects the yield.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
plc - Public Limited Company
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2025, in valuing Small Cap Growth Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 1,696,656 1,696,656 – –
Consumer Discretionary 13,954,754 13,954,754 – –
Consumer Staples 6,347,929 6,347,929 – –
Energy 2,456,811 2,456,811 – –
Financials 10,754,755 10,754,755 – –
Health Care 22,851,436 22,851,436 – –
Industrials 27,227,229 27,227,229 – –
Information Technology 22,285,402 22,285,402 – –
Materials 1,954,946 1,954,946 – –
Real Estate 3,349,631 3,349,631 – –
Short-Term Investments 3,015,030 3,015,030 – –
Subtotal Investments in Securities $115,894,579 $115,894,579 $– $–
Total Investments at Value $115,894,579

Small Cap Growth Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Growth Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
3/31/2025
Shares Held at
3/31/2025
% of Net
Assets
3/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% $3,650 $5,141 $8,791 $– – –
Total Affiliated Short-Term Investments 3,650 – –
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment – 2,901 2,901 – – –
Total Collateral Held for Securities Loaned – – –
Total Value $3,650 $–
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 3/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% $– $– $ – $11
Total Income/Non Cash Income from Affiliated
Investments $11
Cash Management Trust- Collateral Investment – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total Value $– $– $ –

Small Cap Index Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 99.1% Value
Communications Services  3.0%
3,385 Cable One, Inc. $ 899,631
64,602 Cargurus, Inc.
a
1,881,856
43,748 Cars.com, Inc.
a
493,040
78,437 Cinemark Holdings, Inc. 1,952,297
31,013 Cogent Communications Holdings 1,901,407
43,422 Gogo, Inc.
a
374,298
52,020 IAC, Inc.
a
2,389,799
30,119 John Wiley and Sons, Inc. 1,342,103
745,399 Lumen Technologies, Inc.
a
2,921,964
12,305 Madison Square Garden Sports
Corporation
a
2,396,030
41,478 QuinStreet, Inc.
a
739,968
18,230 Scholastic Corporation 344,182
33,689 Shenandoah Telecommunications
Company 423,471
17,652 Shutterstock, Inc. 328,857
19,944 TechTarget, Inc.
a
295,371
118,347 TEGNA, Inc. 2,156,282
71,630 Telephone and Data Systems, Inc. 2,774,946
29,621 Thryv Holdings, Inc.
a
379,445
80,861 Tripadvisor, Inc.
a
1,145,800
48,345 Yelp, Inc.
a
1,790,215
31,394 Ziff Davis, Inc.
a
1,179,786
Total 28,110,748
Consumer Discretionary  12.6%
50,973 Academy Sports and Outdoors,
Inc. 2,324,879
20,097 Acushnet Holdings Corporation
b
1,379,860
61,650 Adient plc
a
792,819
27,372 Adtalem Global Education, Inc.
a
2,754,718
43,587 Advance Auto Parts, Inc. 1,709,046
86,366 American Axle & Manufacturing
Holdings, Inc.
a
351,510
128,403 American Eagle Outfitters, Inc. 1,492,043
14,387 Asbury Automotive Group, Inc.
a
3,177,225
16,760 BJ's Restaurants, Inc.
a
574,198
55,464 Bloomin' Brands, Inc. 397,677
22,471 Boot Barn Holdings, Inc.
a
2,414,060
160,628 BorgWarner, Inc. 4,601,992
32,618 Brinker International, Inc.
a
4,861,713
21,971 Buckle, Inc. 841,929
24,701 Caleres, Inc. 425,598
26,471 Carter's, Inc. 1,082,664
5,886 Cavco Industries, Inc.
a
3,058,542
20,012 Century Communities, Inc. 1,342,805
38,705 Champion Homes, Inc.
a
3,667,686
34,491 Cheesecake Factory, Inc. 1,678,332
16,350 Cracker Barrel Old Country Store,
Inc. 634,707
94,776 Dana, Inc. 1,263,364
22,625 Dave & Buster's Entertainment,
Inc.
a,b
397,521
19,950 Dorman Products, Inc.
a
2,404,773
20,126 Dream Finders Homes, Inc.
a,b
454,043
16,624 Ethan Allen Interiors, Inc. 460,485
82,628 Etsy, Inc.
a
3,898,389
60,637 Foot Locker, Inc.
a
854,982
30,617 Fox Factory Holding Corporation
a
714,601
55,694 Frontdoor, Inc.
a
2,139,763
22,755 Gentherm, Inc.
a
608,469
28,368 G-III Apparel Group, Ltd.
a
775,865
15,110 Golden Entertainment, Inc. 398,753
22,552 Green Brick Partners, Inc.
a
1,315,007
9,536 Group 1 Automotive, Inc. 3,642,275
Shares Common Stock  99.1% Value
Consumer Discretionary  12.6% - continued
20,032 Guess ?, Inc.
b
$ 221,754
259,365 Hanesbrands, Inc.
a
1,496,536
16,788 Helen of Troy, Ltd.
a
897,990
17,057 Installed Building Products, Inc. 2,924,593
13,850 Jack in the Box, Inc.
b
376,581
81,765 Kohl's Corporation
b
668,838
36,452 Kontoor Brands, Inc. 2,337,667
30,469 La-Z-Boy, Inc. 1,191,033
18,702 LCI Industries 1,635,116
98,719 Leggett & Platt, Inc. 780,867
15,198 LGI Homes, Inc.
a
1,010,211
19,983 M/I Homes, Inc.
a
2,281,659
14,677 MarineMax, Inc.
a
315,555
53,149 Meritage Homes Corporation 3,767,201
68,643 Mister Car Wash, Inc.
a
541,593
9,344 Monarch Casino & Resort, Inc. 726,496
21,998 Monro, Inc. 318,311
57,843 National Vision Holdings, Inc.
a
739,234
305,560 Newell Brands, Inc. 1,894,472
22,122 ODP Corporation
a
317,008
10,841 Oxford Industries, Inc. 636,041
23,976 Papa John's International, Inc. 984,934
24,679 Patrick Industries, Inc. 2,086,856
109,902 PENN Entertainment, Inc.
a
1,792,502
45,374 Perdoceo Education Corporation 1,142,517
29,979 Phinia, Inc. 1,272,009
283,417 Sabre Corporation
a
796,402
74,887 Sally Beauty Holdings, Inc.
a
676,230
29,401 Shake Shack, Inc.
a
2,592,286
12,974 Shoe Carnival, Inc. 285,298
31,945 Signet Jewelers, Ltd. 1,854,727
68,501 Six Flags Entertainment
Corporation 2,443,431
10,743 Sonic Automotive, Inc. 611,921
87,469 Sonos, Inc.
a
933,294
15,157 Standard Motor Products, Inc. 377,864
53,026 Steven Madden, Ltd. 1,412,613
17,866 Strategic Education, Inc. 1,500,029
31,415 Stride, Inc.
a
3,973,998
12,333 Sturm, Ruger & Company, Inc. 484,564
103,967 Topgolf Callaway Brands
Corporation
a
685,143
68,744 Tri Pointe Homes, Inc.
a
2,194,308
37,517 Upbound Group, Inc. 898,907
41,345 Urban Outfitters, Inc.
a
2,166,478
57,749 Victoria's Secret & Company
a
1,072,976
20,858 Winnebago Industries, Inc. 718,767
58,811 Wolverine World Wide, Inc. 818,061
16,653 XPEL, Inc.
a
489,265
Total 118,236,429
Consumer Staples  3.2%
23,598 Andersons, Inc. 1,013,062
58,148 B&G Foods, Inc. 399,477
29,892 Cal-Maine Foods, Inc. 2,717,183
6,770 Central Garden & Pet Company
a
248,188
37,113 Central Garden & Pet Company,
Class A
a
1,214,708
25,825 Chefs' Warehouse, Inc.
a
1,406,430
35,425 Edgewell Personal Care Company 1,105,614
48,254 Energizer Holdings, Inc. 1,443,760
24,650 Fresh Del Monte Produce, Inc. 759,960
35,651 Freshpet, Inc.
a
2,965,094
71,348 Grocery Outlet Holding
Corporation
a
997,445

Small Cap Index Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  99.1% Value
Consumer Staples  3.2% - continued
13,175 Interparfums, Inc. $ 1,500,237
11,453 J & J Snack Foods Corporation 1,508,589
6,641 John B. Sanfilippo & Son, Inc. 470,581
10,320 MGP Ingredients, Inc. 303,202
17,191 National Beverage Corporation 714,114
18,225 PriceSmart, Inc. 1,601,066
67,531 Simply Good Foods Company
a
2,329,144
24,792 SpartanNash Company 502,286
12,452 Tootsie Roll Industries, Inc. 391,989
33,186 TreeHouse Foods, Inc.
a
899,009
44,012 United Natural Foods, Inc.
a
1,205,489
18,137 Universal Corporation 1,016,579
8,120 USANA Health Sciences, Inc.
a
218,996
9,950 WD-40 Company 2,427,800
48,697 WK Kellogg Company
b
970,531
Total 30,330,533
Energy  4.5%
128,654 Archrock, Inc. 3,375,881
52,757 Atlas Energy Solutions, Inc.
b
941,185
18,084 Bristow Group, Inc.
a
571,093
48,960 Cactus, Inc. 2,243,837
52,350 California Resources Corporation 2,301,830
66,548 Comstock Resources, Inc.
a
1,353,586
34,395 Core Laboratories, Inc. 515,581
37,267 Core Natural Resources, Inc. 2,873,286
134,343 Crescent Energy Company 1,510,015
25,106 CVR Energy, Inc. 487,056
26,724 Dorian LPG, Ltd. 597,014
105,020 Helix Energy Solutions Group, Inc.
a
872,716
72,996 Helmerich & Payne, Inc. 1,906,656
28,449 Innovex International, Inc.
a
510,944
29,629 International Seaways, Inc. 983,683
118,936 Liberty Energy, Inc. 1,882,757
140,320 Magnolia Oil & Gas Corporation 3,544,483
72,943 Northern Oil and Gas, Inc.
b
2,205,067
74,231 Oceaneering International, Inc.
a
1,618,978
41,098 Par Pacific Holdings, Inc.
a
586,057
258,268 Patterson-UTI Energy, Inc. 2,122,963
89,244 Peabody Energy Corporation 1,209,256
58,215 ProPetro Holding Corporation
a
427,880
11,355 REX American Resources
Corporation
a
426,607
60,672 RPC, Inc. 333,696
84,042 SM Energy Company 2,517,058
91,208 Talos Energy, Inc.
a
886,542
35,358 Tidewater, Inc.
a
1,494,583
19,806 Vital Energy, Inc.
a
420,283
42,659 World Kinect Corporation 1,209,809
Total 41,930,382
Financials  19.0%
20,558 Acadian Asset Management, Inc. 531,630
47,510 Ameris Bancorp 2,735,151
13,985 AMERISAFE, Inc. 734,912
93,843 Apollo Commercial Real Estate
Finance, Inc. 898,077
138,537 Arbor Realty Trust, Inc. 1,627,810
56,128 ARMOUR Residential REIT, Inc. 959,789
51,467 Artisan Partners Asset
Management, Inc. 2,012,360
35,129 Assured Guaranty, Ltd. 3,094,865
95,779 Atlantic Union Bankshares
Corporation 2,982,558
39,843 Axos Financial, Inc.
a
2,570,670
Shares Common Stock  99.1% Value
Financials  19.0% - continued
101,178 Banc of California, Inc. $ 1,435,716
14,639 BancFirst Corporation 1,608,387
35,046 Bancorp, Inc.
a
1,851,831
29,196 Bank of Hawaii Corporation 2,013,648
54,904 BankUnited, Inc. 1,890,894
25,312 Banner Corporation 1,614,146
33,499 Berkshire Hills Bancorp, Inc. 873,989
274,929 BGC Group, Inc. 2,521,099
126,040 Blackstone Mortgage Trust, Inc. 2,520,800
36,059 Bread Financial Holdings, Inc. 1,805,835
65,444 Brookline Bancorp, Inc. 713,340
89,731 Capitol Federal Financial, Inc. 502,494
52,297 Cathay General Bancorp 2,250,340
19,881 Central Pacific Financial
Corporation 537,582
10,799 City Holding Company 1,268,558
19,682 Cohen & Steers, Inc. 1,579,480
38,686 Community Financial System, Inc. 2,199,686
21,413 Customers Bancorp, Inc.
a
1,074,933
96,449 CVB Financial Corporation 1,780,448
28,837 Dime Community Bancshares, Inc. 803,976
19,501 Donnelley Financial Solutions, Inc.
a
852,389
22,184 Eagle Bancorp, Inc. 465,864
66,593 Ellington Financial, Inc. 883,023
18,154 Employers Holdings, Inc. 919,319
17,402 Encore Capital Group, Inc.
a
596,541
18,956 Enova International, Inc.
a
1,830,391
46,726 EVERTEC, Inc. 1,718,115
38,172 EZCORP, Inc.
a
561,892
25,706 FB Financial Corporation 1,191,730
119,608 First Bancorp/Puerto Rico 2,292,885
30,370 First Bancorp/Southern Pines, NC 1,219,052
74,510 First Commonwealth Financial
Corporation 1,157,885
70,143 First Financial Bancorp 1,752,172
92,860 First Hawaiian, Inc. 2,269,498
61,014 Franklin BSP Realty Trust, Inc. 777,318
133,748 Fulton Financial Corporation 2,419,501
313,663 Genworth Financial, Inc.
a
2,223,871
17,917 Goosehead Insurance, Inc. 2,115,281
87,378 HA Sustainable Infrastructure
Capital, Inc. 2,554,933
22,036 Hanmi Financial Corporation 499,336
6,237 HCI Group, Inc. 930,747
24,967 Heritage Financial Corporation 607,447
33,827 Hilltop Holdings, Inc. 1,030,032
88,698 Hope Bancorp, Inc. 928,668
29,938 Horace Mann Educators
Corporation 1,279,251
31,212 Independent Bank Corporation/MA 1,955,432
54,253 Jackson Financial, Inc. 4,545,316
42,396 KKR Real Estate Finance Trust,
Inc. 457,877
18,738 Lakeland Financial Corporation 1,113,787
125,120 Lincoln National Corporation 4,493,059
19,528 Mercury General Corporation 1,091,615
51,848 Moelis & Company 3,025,849
46,715 Mr. Cooper Group, Inc.
a
5,587,114
27,951 National Bank Holdings
Corporation 1,069,685
54,472 Navient Corporation 687,981
34,649 NBT Bancorp, Inc. 1,486,442
53,244 NCR Atleos Corporation
a
1,404,577
66,532 New York Mortgage Trust, Inc. 431,793
57,625 NMI Holdings, Inc.
a
2,077,381
93,657 Northwest Bancshares, Inc. 1,125,757

Small Cap Index Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  99.1% Value
Financials  19.0% - continued
33,713 OFG Bancorp $ 1,349,194
70,839 Pacific Premier Bancorp, Inc. 1,510,287
19,486 Palomar Holdings, Inc.
a
2,671,141
10,682 Park National Corporation 1,617,255
17,515 Pathward Financial, Inc. 1,277,719
188,596 Payoneer Global, Inc.
a
1,378,637
63,801 PennyMac Mortgage Investment
Trust 934,685
11,826 Piper Sandler Companies 2,928,827
17,410 PJT Partners, Inc. 2,400,491
28,960 PRA Group, Inc.
a
597,155
9,009 Preferred Bank/Los Angeles, CA 753,693
37,575 ProAssurance Corporation
a
877,376
30,514 PROG Holdings, Inc. 811,672
95,847 Provident Financial Services, Inc. 1,645,693
106,552 Radian Group, Inc. 3,523,675
123,789 Ready Capital Corporation 630,086
97,339 Redwood Trust, Inc. 590,848
67,713 Renasant Corporation 2,297,502
28,102 S&T Bancorp, Inc. 1,041,179
10,899 Safety Insurance Group, Inc. 859,713
62,291 Seacoast Banking Corporation of
Florida 1,602,747
36,876 ServisFirst Bancshares, Inc. 3,045,958
92,294 Simmons First National
Corporation 1,894,796
67,770 SiriusPoint, Ltd.
a
1,171,743
20,926 Southside Bancshares, Inc. 606,017
34,928 Stellar Bancorp, Inc. 966,108
48,471 StepStone Group, Inc. 2,531,640
20,393 Stewart Information Services
Corporation 1,455,041
31,503 StoneX Group, Inc.
a
2,406,199
9,225 Tompkins Financial Corporation 580,990
16,136 Triumph Financial, Inc.
a
932,661
24,571 Trupanion, Inc.
a
915,761
13,971 TrustCo Bank Corporation NY 425,836
44,812 Trustmark Corporation 1,545,566
76,155 Two Harbors Investment
Corporation 1,017,431
87,675 United Community Banks, Inc. 2,466,298
15,636 United Fire Group, Inc. 460,637
40,044 Veritex Holdings, Inc. 999,899
59,347 Virtu Financial, Inc. 2,262,308
4,846 Virtus Investment Partners, Inc. 835,257
59,901 WaFd, Inc. 1,711,971
23,562 Walker & Dunlop, Inc. 2,011,252
19,618 Westamerica Bancorporation 993,259
84,052 WisdomTree, Inc. 749,744
2,377 World Acceptance Corporation
a
300,809
43,085 WSFS Financial Corporation 2,234,819
Total 178,447,385
Health Care  12.0%
90,441 ACADIA Pharmaceuticals, Inc.
a
1,502,225
78,035 AdaptHealth Corporation
a
845,899
13,171 Addus HomeCare Corporation
a
1,302,480
173,633 ADMA Biologics, Inc.
a
3,444,879
119,443 Alkermes plc
a
3,944,008
27,966 AMN Healthcare Services, Inc.
a
684,048
27,547 Amphastar Pharmaceuticals, Inc.
a
798,588
12,190 ANI Pharmaceuticals, Inc.
a
816,121
49,429 Arcus Biosciences, Inc.
a
388,018
92,621 Arrowhead Research Corporation
a
1,179,992
27,712 Artivion, Inc.
a
681,161
Shares Common Stock  99.1% Value
Health Care  12.0% - continued
30,532 Astrana Health, Inc.
a
$ 946,797
33,756 Avanos Medical, Inc.
a
483,723
33,565 Azenta, Inc.
a
1,162,692
26,576 BioLife Solutions, Inc.
a
606,996
82,352 Catalyst Pharmaceuticals, Inc.
a
1,997,036
80,409 Certara, Inc.
a
796,049
23,688 Collegium Pharmaceutical, Inc.
a
707,087
79,506 Concentra Group Holdings Parent,
Inc. 1,725,280
22,690 CONMED Corporation 1,370,249
68,494 Corcept Therapeutics, Inc.
a
7,823,385
19,994 CorVel Corporation
a
2,238,728
76,638 Cytek Biosciences, Inc.
a
307,318
89,797 Dynavax Technologies
Corporation
a
1,164,667
42,701 Embecta Corporation 544,438
41,764 Enovis Corporation
a
1,595,802
65,886 Fortrea Holdings, Inc.
a
497,439
40,499 Glaukos Corporation
a
3,985,912
28,067 Harmony Biosciences Holdings,
Inc.
a
931,544
17,649 HealthStream, Inc. 567,945
17,984 ICU Medical, Inc.
a
2,497,258
40,464 Innoviva, Inc.
a
733,612
21,792 Inspire Medical Systems, Inc.
a
3,471,030
24,637 Integer Holdings Corporation
a
2,907,412
48,743 Integra LifeSciences Holdings
Corporation
a
1,071,859
18,590 Krystal Biotech, Inc.
a
3,351,777
15,029 LeMaitre Vascular, Inc. 1,260,933
13,879 Ligand Pharmaceuticals, Inc.
a
1,459,238
42,807 Merit Medical Systems, Inc.
a
4,525,128
3,991 Mesa Laboratories, Inc. 473,572
66,867 Myriad Genetics, Inc.
a
593,110
9,073 National HealthCare Corporation 841,974
145,008 Neogen Corporation
a
1,257,219
94,284 NeoGenomics, Inc.
a
894,755
6,287 OmniAb, Inc., 12.5 Earnout
Share
a,c
1
6,287 OmniAb, Inc., 15.0 Earnout
Share
a,c
1
34,021 Omnicell, Inc.
a
1,189,374
189,167 Organon & Company 2,816,697
54,287 Owens & Minor, Inc.
a
490,212
33,915 Pacira Pharmaceuticals, Inc.
a
842,788
57,698 Patterson Companies, Inc. 1,802,486
62,084 Pediatrix Medical Group, Inc.
a
899,597
14,939 Phibro Animal Health Corporation 319,097
67,067 Premier, Inc.
b
1,293,052
36,387 Prestige Consumer Healthcare,
Inc.
a
3,128,190
75,803 Privia Health Group, Inc.
a
1,701,777
54,415 Progyny, Inc.
a
1,215,631
43,776 Protagonist Therapeutics, Inc.
a
2,117,007
48,414 QuidelOrtho Corporation
a
1,693,038
47,849 RadNet, Inc.
a
2,379,052
40,703 Schrodinger, Inc./United States
a
803,477
76,746 Select Medical Holdings
Corporation 1,281,658
11,954 Simulations Plus, Inc. 293,112
36,182 STAAR Surgical Company
a
637,889
40,559 Supernus Pharmaceuticals, Inc.
a
1,328,307
48,241 Tandem Diabetes Care, Inc.
a
924,298
34,114 Teleflex, Inc. 4,714,214
98,038 TG Therapeutics, Inc.
a
3,865,638
24,652 TransMedics Group, Inc.
a
1,658,587

Small Cap Index Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  99.1% Value
Health Care  12.0% - continued
11,088 U.S. Physical Therapy, Inc. $ 802,328
5,355 UFP Technologies, Inc.
a
1,080,157
36,254 Vericel Corporation
a
1,617,653
67,776 Vir Biotechnology, Inc.
a
439,188
51,403 Xencor, Inc.
a
546,928
Total 112,260,817
Industrials  17.6%
25,913 AAR Corporation
a
1,450,869
45,689 ABM Industries, Inc. 2,163,831
20,569 AeroVironment, Inc.
a
2,451,619
76,082 Air Lease Corporation 3,675,521
7,618 Alamo Group, Inc. 1,357,604
22,990 Albany International Corporation 1,587,230
10,683 Allegiant Travel Company 551,777
105,439 Amentum Holdings, Inc.
a
1,918,990
11,057 American Woodmark Corporation
a
650,483
16,125 Apogee Enterprises, Inc. 747,071
17,105 ArcBest Corporation 1,207,271
35,828 Arcosa, Inc. 2,763,055
32,016 Armstrong World Industries, Inc. 4,510,414
16,749 Astec Industries, Inc. 577,003
21,949 AZZ, Inc. 1,835,156
28,209 Boise Cascade Company 2,767,021
32,483 Brady Corporation 2,294,599
80,695 CoreCivic, Inc.
a
1,637,302
20,278 CSG Systems International, Inc. 1,226,211
12,327 CSW Industrials, Inc. 3,593,567
32,519 Deluxe Corporation 514,125
77,604 DNOW, Inc.
a
1,325,476
9,338 DXP Enterprises, Inc.
a
768,144
21,430 Dycom Industries, Inc.
a
3,264,646
39,958 Enerpac Tool Group Corporation 1,792,516
15,419 EnPro, Inc. 2,494,640
58,861 Enviri Corporation
a
391,426
18,955 ESCO Technologies, Inc. 3,016,120
37,447 Everus Construction Group, Inc.
a
1,388,909
44,884 Federal Signal Corporation 3,301,218
14,674 Forward Air Corporation
a
294,801
28,860 Franklin Electric Company, Inc. 2,709,377
166,970 Gates Industrial Corporation plc
a
3,073,918
99,955 GEO Group, Inc.
a
2,919,686
22,286 Gibraltar Industries, Inc.
a
1,307,297
28,510 GMS, Inc.
a
2,086,077
31,904 Granite Construction, Inc. 2,405,562
23,034 Greenbrier Companies, Inc. 1,179,801
28,977 Griffon Corporation 2,071,855
104,434 Hayward Holdings, Inc.
a
1,453,721
53,978 Healthcare Services Group, Inc.
a
544,098
31,721 Heartland Express, Inc. 292,468
14,991 Heidrick & Struggles International,
Inc. 642,065
90,108 Hertz Global Holdings, Inc.
a,b
355,025
51,725 Hillenbrand, Inc. 1,248,641
35,113 HNI Corporation 1,557,262
44,620 Hub Group, Inc. 1,658,525
14,272 Insteel Industries, Inc. 375,354
42,825 Interface, Inc. 849,648
33,914 JBT Marel Corporation 4,144,291
222,986 JetBlue Airways Corporation
a
1,074,792
8,627 Kadant, Inc. 2,906,523
56,822 Kennametal, Inc. 1,210,309
37,889 Korn Ferry 2,570,011
112,266 Kratos Defense & Security
Solutions, Inc.
a
3,333,178
Shares Common Stock  99.1% Value
Industrials  17.6% - continued
7,982 Lindsay Corporation $ 1,009,883
16,643 Liquidity Services, Inc.
a
516,099
42,484 Marten Transport, Ltd. 582,880
93,360 Masterbrand, Inc.
a
1,219,282
24,393 Matson, Inc. 3,126,451
22,747 Matthews International Corporation 505,893
37,261 Mercury Systems, Inc.
a
1,605,576
50,064 MillerKnoll, Inc. 958,225
20,824 Moog, Inc. 3,609,840
115,026 Mueller Water Products, Inc. 2,923,961
11,842 MYR Group, Inc.
a
1,339,212
3,755 National Presto Industries, Inc. 330,102
38,236 NV5 Global, Inc.
a
736,808
78,479 OPENLANE, Inc.
a
1,513,075
116,113 Pitney Bowes, Inc. 1,050,823
6,912 Powell Industries, Inc. 1,177,321
18,003 Proto Labs, Inc.
a
630,825
15,631 Pursuit Attractions and Hospitality,
Inc.
a
553,181
34,676 Quanex Building Products
Corporation 644,627
107,954 Resideo Technologies, Inc.
a
1,910,786
73,777 Robert Half, Inc. 4,024,535
45,784 Rush Enterprises, Inc. 2,445,323
103,854 RXO, Inc.
a
1,983,611
34,522 Schneider National, Inc. 788,828
29,623 SkyWest, Inc.
a
2,588,161
34,052 SPX Technologies, Inc.
a
4,385,217
8,739 Standex International Corporation 1,410,387
28,894 Sun Country Airlines Holdings,
Inc.
a
355,974
164,781 Sunrun, Inc.
a
965,617
13,863 Tennant Company 1,105,574
35,246 Titan International, Inc.
a
295,714
60,350 Trinity Industries, Inc. 1,693,421
56,858 Triumph Group, Inc.
a
1,440,782
11,023 UniFirst Corporation/MA 1,918,002
121,052 Verra Mobility Corporation
a
2,724,880
84,189 Vestis Corporation 833,471
16,925 Vicor Corporation
a
791,751
45,430 Werner Enterprises, Inc. 1,331,099
135,710 WillScot Mobile Mini Holdings
Corporation 3,772,738
22,790 Worthington Enterprises, Inc. 1,141,551
104,924 Zurn Elkay Water Solutions
Corporation 3,460,393
Total 164,889,978
Information Technology  11.6%
54,129 A10 Networks, Inc. 884,468
77,043 ACI Worldwide, Inc.
a
4,215,022
80,257 Adeia, Inc. 1,060,997
27,672 Advanced Energy Industries, Inc. 2,637,418
16,489 Agilysys, Inc.
a
1,196,112
36,307 Alarm.com Holdings, Inc.
a
2,020,485
17,717 Alpha and Omega Semiconductor,
Ltd.
a
440,445
73,702 Arlo Technologies, Inc.
a
727,439
23,876 Axcelis Technologies, Inc.
a
1,185,921
21,603 Badger Meter, Inc. 4,109,971
26,441 Benchmark Electronics, Inc. 1,005,551
38,095 BlackLine, Inc.
a
1,844,560
105,553 Box, Inc.
a
3,257,366
43,352 Calix, Inc.
a
1,536,395
17,354 CEVA, Inc.
a
444,436

Small Cap Index Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  99.1% Value
Information Technology  11.6% - continued
204,196 CleanSpark, Inc.
a,b
$ 1,372,197
69,056 Clear Secure, Inc. 1,789,241
34,239 Cohu, Inc.
a
503,656
33,069 Corsair Gaming, Inc.
a
292,991
22,121 CTS Corporation 919,128
27,103 Digi International, Inc.
a
754,276
46,770 DigitalOcean Holdings, Inc.
a
1,561,650
34,033 Diodes, Inc.
a
1,469,205
103,132 DoubleVerify Holdings, Inc.
a
1,378,875
132,984 DXC Technology Company
a
2,267,377
19,348 ePlus, Inc.
a
1,180,808
97,511 Extreme Networks, Inc.
a
1,290,070
56,889 FormFactor, Inc.
a
1,609,390
45,307 Grid Dynamics Holdings, Inc.
a
709,055
85,978 Harmonic, Inc.
a
824,529
24,871 Ichor Holdings, Ltd.
a
562,333
16,979 Impinj, Inc.
a
1,539,995
20,074 Insight Enterprises, Inc.
a
3,010,899
18,865 InterDigital, Inc. 3,900,339
33,119 Itron, Inc.
a
3,469,546
64,390 Knowles Corporation
a
978,728
39,211 Kulicke and Soffa Industries, Inc. 1,293,179
48,303 LiveRamp Holding, Inc.
a
1,262,640
249,283 MARA Holdings, Inc.
a,b
2,866,754
56,570 MaxLinear, Inc.
a
614,350
51,848 N-able, Inc./US
a
367,602
107,216 NCR Voyix Corporation
a
1,045,356
52,705 NetScout Systems, Inc.
a
1,107,332
11,475 OSI Systems, Inc.
a
2,230,051
9,076 PC Connection, Inc. 566,524
22,784 PDF Solutions, Inc.
a
435,402
39,143 Penguin Solutions, Inc.
a
679,914
46,521 Photronics, Inc.
a
965,776
19,861 Plexus Corporation
a
2,544,790
31,856 Progress Software Corporation 1,640,903
68,602 Qorvo, Inc.
a
4,967,471
12,473 Rogers Corporation
a
842,302
84,643 SanDisk Corporation
a
4,029,853
39,903 Sanmina Corporation
a
3,039,811
15,856 ScanSource, Inc.
a
539,263
63,094 Semtech Corporation
a
2,170,434
14,040 SiTime Corporation
a
2,146,295
42,565 SolarEdge Technologies, Inc.
a
688,702
40,335 SolarWinds Corporation 743,374
82,133 Sprinklr, Inc.
a
685,811
27,872 SPS Commerce, Inc.
a
3,699,451
70,294 Teradata Corporation
a
1,580,209
74,898 TTM Technologies, Inc.
a
1,536,158
33,097 Ultra Clean Holdings, Inc.
a
708,607
42,555 Veeco Instruments, Inc.
a
854,504
62,595 ViaSat, Inc.
a
652,240
163,164 Viavi Solutions, Inc.
a
1,825,805
82,529 Vishay Intertechnology, Inc. 1,312,211
114,270 Wolfspeed, Inc.
a,b
349,666
85,002 Xerox Holdings Corporation
b
410,560
Total 108,354,174
Materials  4.9%
19,634 AdvanSix, Inc. 444,710
8,031 Alpha Metallurgical Resources,
Inc.
a
1,005,883
23,878 Balchem Corporation 3,963,748
80,292 Celanese Corporation 4,558,177
38,171 Century Aluminum Company
a
708,454
109,745 Chemours Company 1,484,850
Shares Common Stock  99.1% Value
Materials  4.9% - continued
163,644 Element Solutions, Inc. $ 3,699,991
91,694 FMC Corporation 3,868,570
40,160 H.B. Fuller Company 2,253,779
13,989 Hawkins, Inc. 1,481,715
26,699 Ingevity Corporation
a
1,057,013
18,320 Innospec, Inc. 1,735,820
11,708 Kaiser Aluminum Corporation 709,739
14,888 Koppers Holdings, Inc. 416,864
15,242 Materion Corporation 1,243,747
27,467 Metallus, Inc.
a
366,959
23,423 Minerals Technologies, Inc. 1,489,000
88,710 MP Materials Corporation
a,b
2,165,411
113,166 O-I Glass, Inc.
a
1,298,014
10,061 Quaker Chemical Corporation 1,243,640
107,014 Sealed Air Corporation 3,092,705
31,115 Sensient Technologies Corporation 2,315,889
15,532 Stepan Company 854,881
61,958 SunCoke Energy, Inc. 570,014
25,050 Sylvamo Corporation 1,680,103
38,592 Warrior Met Coal, Inc. 1,841,610
25,723 Worthington Steel, Inc. 651,564
Total 46,202,850
Real Estate  8.2%
87,891 Acadia Realty Trust 1,841,316
53,350 Alexander & Baldwin, Inc. 919,221
34,683 American Assets Trust, Inc. 698,516
163,894 Apple Hospitality REIT, Inc. 2,115,872
58,537 Armada Hoffler Properties, Inc. 439,613
126,827 Brandywine Realty Trust 565,648
137,841 CareTrust REIT, Inc. 3,939,496
12,172 Centerspace 788,137
69,440 Curbline Properties Corporation 1,679,754
168,563 Cushman and Wakefield plc
a
1,722,714
152,480 DiamondRock Hospitality
Company 1,177,146
122,992 Douglas Emmett, Inc. 1,967,872
72,927 Easterly Government Properties,
Inc. 773,026
64,659 Elme Communities 1,125,067
137,863 Essential Properties Realty Trust,
Inc. 4,499,848
62,032 eXp World Holdings, Inc.
b
606,673
73,431 Four Corners Property Trust, Inc. 2,107,470
37,186 Getty Realty Corporation 1,159,459
145,475 Global Net Lease, Inc. 1,169,619
79,052 Highwoods Properties, Inc. 2,343,101
20,810 Innovative Industrial Properties,
Inc. 1,125,613
62,051 JBG SMITH Properties 999,642
86,801 Kennedy-Wilson Holdings, Inc. 753,433
33,245 LTC Properties, Inc. 1,178,535
217,218 LXP Industrial Trust 1,878,936
182,548 Macerich Company 3,134,349
17,674 Marcus and Millichap, Inc. 608,869
441,006 Medical Properties Trust, Inc. 2,659,266
88,334 Millrose Properties, Inc.
a
2,341,734
16,234 NexPoint Residential Trust, Inc. 641,730
101,194 Outfront Media, Inc. 1,633,271
87,917 Pebblebrook Hotel Trust 890,599
91,945 Phillips Edison and Company, Inc. 3,355,073
43,998 Ryman Hospitality Properties 4,023,177
33,588 Safehold, Inc. 628,767
8,877 Saul Centers, Inc. 320,193
34,660 SITE Centers Corporation 445,034

Small Cap Index Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

/
Shares Common Stock  99.1% Value
Real Estate  8.2% - continued
51,444 SL Green Realty Corporation $ 2,968,319
27,881 St. Joe Company 1,309,013
79,635 Summit Hotel Properties, Inc. 430,825
147,566 Sunstone Hotel Investors, Inc. 1,388,596
81,306 Tanger, Inc. 2,747,330
73,289 Terreno Realty Corporation 4,633,331
179,307 Uniti Group, Inc. 903,707
9,359 Universal Health Realty Income
Trust 383,345
92,153 Urban Edge Properties 1,750,907
59,332 Veris Residential, Inc. 1,003,897
32,736 Whitestone REIT 476,964
74,787 Xenia Hotels & Resorts, Inc. 879,495
Total 77,133,518
Utilities  2.5%
27,763 American States Water Company 2,184,393
58,161 Avista Corporation 2,435,201
43,684 California Water Service Group 2,116,927
16,733 Chesapeake Utilities Corporation 2,149,019
25,425 Clearway Energy, Inc., Class A 723,595
60,842 Clearway Energy, Inc., Class C 1,841,687
149,760 MDU Resources Group, Inc. 2,532,442
26,595 MGE Energy, Inc. 2,472,271
13,115 Middlesex Water Company 840,671
29,478 Northwest Natural Holding
Company 1,259,300
30,723 Otter Tail Corporation 2,469,208
22,227 SJW Group 1,215,595
11,933 Unitil Corporation 688,415
Total 22,928,724
Total Common Stock
(cost $756,424,540) 928,825,538
Shares
Collateral Held for Securities
Loaned 1.7% Value
16,462,885 Thrivent Cash Management Trust 16,462,885
Total Collateral Held for
Securities Loaned
(cost $16,462,885) 16,462,885
Shares
Registered Investment
Companies   0.7% Value
U.S. Unaffiliated   0.7%
64,450 iShares Core S&P Small-Cap ETF 6,739,537
Total 6,739,537
Total Registered Investment
Companies (cost $6,843,273) 6,739,537
Shares or
Principal
Amount Short-Term Investments 0.2% Value
Federal Home Loan Bank Discount
Notes
300,000 4.240%, 4/2/2025
d,e
299,930
Shares or
Principal
Amount Short-Term Investments  0.2% Value
State Street Institutional U.S.
Government Money Market
Fund
1,460,763 4.293%
d
$ 1,460,763
Total Short-Term Investments
(cost $1,760,728) 1,760,693
Total Investments (cost
$781,491,426) 101.7% $953,788,653
Other Assets and Liabilities, Net
(1.7%) (16,231,976)
Total Net Assets 100.0% $937,556,677
a Non-income producing security.
b All or a portion of the security is on loan.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d The interest rate shown reflects the yield.
e All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Index Portfolio as of March 31, 2025:
Securities Lending Transactions
Common Stock $ 15,584,884
Total lending $15,584,884
Gross amount payable upon return of
collateral for securities loaned $16,462,885
Net amounts due to counterparty $878,001
Definitions:
ETF - Exchange Traded Fund
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's

Small Cap Index Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2025, in valuing Small Cap Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 28,110,748 28,110,748 – –
Consumer Discretionary 118,236,429 118,236,429 – –
Consumer Staples 30,330,533 30,330,533 – –
Energy 41,930,382 41,930,382 – –
Financials 178,447,385 178,447,385 – –
Health Care 112,260,817 112,260,815 – 2
Industrials 164,889,978 164,889,978 – –
Information Technology 108,354,174 108,354,174 – –
Materials 46,202,850 46,202,850 – –
Real Estate 77,133,518 77,133,518 – –
Utilities 22,928,724 22,928,724 – –
Registered Investment Companies
U.S. Unaffiliated 6,739,537 6,739,537 – –
Short-Term Investments 1,760,693 1,460,763 299,930 –
Subtotal Investments in Securities $937,325,768 $937,025,836 $299,930 $2
Other Investments  * Total
Collateral Held for Securities Loaned 16,462,885
Subtotal Other Investments $16,462,885
Total Investments at Value $953,788,653
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of March 31, 2025, in valuing Small Cap Index Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 13,951 13,951 – –
Total Asset Derivatives $13,951 $13,951 $– $–
The following table presents Small Cap Index Portfolio's futures contracts held as of March 31, 2025. Investments and/or cash totaling $299,930 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME E-mini Russell 2000 Index 20 June 2025 $ 2,013,149 $ 13,951
Total Futures Long Contracts $ 2,013,149 $ 13,951
Total Futures Contracts $ 2,013,149 $13,951

Small Cap Index Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Index Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
3/31/2025
Shares Held at
3/31/2025
% of Net
Assets
3/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% $303 $6,337 $6,640 $– – –
Total Affiliated Short-Term Investments 303 – –
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 19,401 52,752 55,690 16,463 16,463 1.7%
Total Collateral Held for Securities Loaned 19,401 16,463 1.7
Total Value $19,704 $16,463
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 3/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% $– $– $ – $5
Total Income/Non Cash Income from Affiliated
Investments $5
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 7
Total Affiliated Income from Securities Loaned, Net $7
Total Value $– $– $ –

Small Cap Stock Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 99.5% Value
Communications Services  1.4%
223,224 Cogent Communications Holdings $ 13,685,863
Total 13,685,863
Consumer Discretionary  11.7%
254,911 Advance Auto Parts, Inc. 9,995,060
65,914 Boot Barn Holdings, Inc.
a
7,081,141
221,565 Brunswick Corporation 11,931,275
4,366 Build-A-Bear Workshop, Inc. 162,284
101,339 Champion Homes, Inc.
a
9,602,884
13,409 Cooper-Standard Holdings, Inc.
a
205,426
19,686 Group 1 Automotive, Inc. 7,519,068
294,805 La-Z-Boy, Inc. 11,523,927
86,444 Modine Manufacturing Company
a
6,634,577
179,328 PUMA SE 4,374,229
158,422 SharkNinja, Inc.
a
13,213,979
203,504 Six Flags Entertainment
Corporation 7,258,988
207,540 Skechers USA, Inc.
a
11,784,121
135,516 Wyndham Hotels & Resorts, Inc. 12,265,553
Total 113,552,512
Consumer Staples  4.7%
74,849 J & J Snack Foods Corporation 9,859,110
212,590 John B. Sanfilippo & Son, Inc. 15,064,128
70,402 Lancaster Colony Corporation 12,320,350
141,548 Turning Point Brands, Inc. 8,413,613
Total 45,657,201
Energy  3.7%
68,894 Expand Energy Corporation 7,669,280
205,068 Matador Resources Company 10,476,924
326,825 Noble Corporation plc 7,745,753
309,452 TechnipFMC plc 9,806,534
Total 35,698,491
Financials  16.3%
251,624 Ally Financial, Inc. 9,176,727
260,151 Bank of N.T. Butterfield & Son, Ltd. 10,125,077
601,063 Bridgewater Bancshares, Inc.
a
8,348,765
263,018 Donnelley Financial Solutions, Inc.
a
11,496,517
793,726 F.N.B. Corporation 10,675,615
79,257 Federal Agricultural Mortgage
Corporation 14,861,480
301,013 Glacier Bancorp, Inc. 13,310,795
62,588 Houlihan Lokey, Inc. 10,107,962
21,542 Kinsale Capital Group, Inc. 10,484,707
170,913 Prosperity Bancshares, Inc. 12,198,061
267,379 RLI Corporation 21,478,555
245,160 Triumph Financial, Inc.
a
14,170,248
153,816 Western Alliance Bancorp 11,817,683
Total 158,252,192
Health Care  10.8%
255,344 ADMA Biologics, Inc.
a
5,066,025
20,174 Chemed Corporation 12,413,466
409,268 Concentra Group Holdings Parent,
Inc. 8,881,115
118,215 Encompass Health Corporation 11,972,815
25,323 Medpace Holdings, Inc.
a
7,715,665
57,339 Penumbra, Inc.
a
15,333,022
396,798 Progyny, Inc.
a
8,864,467
84,165 Repligen Corporation
a
10,709,155
455,052 Stevanato Group SPA 9,292,162
248,538 Twist Bioscience Corporation
a
9,757,602
Shares Common Stock  99.5% Value
Health Care  10.8% - continued
595,682 Viemed Healthcare, Inc.
a
$ 4,336,565
Total 104,342,059
Industrials  25.6%
282,861 Air Lease Corporation 13,665,015
555,055 Badger Infrastructure Solutions,
Ltd. 14,988,664
367,370 Barrett Business Services, Inc. 15,117,276
93,805 BWX Technologies, Inc. 9,253,863
241,865 Dayforce, Inc.
a
14,107,985
174,711 Enerpac Tool Group Corporation 7,837,536
230,967 ExlService Holdings, Inc.
a
10,903,952
605,601 Gates Industrial Corporation plc
a
11,149,114
325,540 Helios Technologies, Inc. 10,446,579
43,328 IES Holdings, Inc.
a
7,153,886
283,382 Knight-Swift Transportation
Holdings, Inc. 12,324,283
162,821 Korn Ferry 11,044,148
74,302 Landstar System, Inc. 11,160,160
878,241 Masterbrand, Inc.
a
11,469,827
113,183 Miller Industries, Inc. 4,795,564
68,896 Moog, Inc. 11,943,122
222,061 Robert Half, Inc. 12,113,428
469,244 Schneider National, Inc. 10,722,225
160,131 Timken Company 11,508,615
169,818 Trex Company, Inc.
a
9,866,426
106,778 UFP Industries, Inc. 11,429,517
240,863 WNS Holdings, Ltd.
a
14,810,666
Total 247,811,851
Information Technology  10.7%
151,068 Ciena Corporation
a
9,129,039
530,133 Cohu, Inc.
a
7,798,256
227,325 Crane NXT Company 11,684,505
63,992 Fabrinet
a
12,639,060
311,132 JFrog, Ltd.
a
9,956,224
50,534 Littelfuse, Inc. 9,942,059
44,005 Onto Innovation, Inc.
a
5,339,567
188,827 Pegasystems, Inc. 13,127,253
56,306 Plexus Corporation
a
7,214,488
732,158 TTM Technologies, Inc.
a
15,016,561
48,631 Varonis Systems, Inc.
a
1,967,124
Total 103,814,136
Materials  6.0%
176,780 Greif, Inc. 9,721,132
239,758 Ingevity Corporation
a
9,492,019
833,633 Ivanhoe Mines, Ltd.
a,b
7,078,973
290,297 Olin Corporation 7,036,799
1,320,280 Tronox Holdings plc 9,294,771
20,313 United States Lime & Minerals, Inc. 1,795,263
184,174 West Fraser Timber Company, Ltd. 14,170,348
Total 58,589,305
Real Estate  5.9%
185,106 Agree Realty Corporation 14,288,332
1,047,614 Cushman and Wakefield plc
a
10,706,615
466,432 National Storage Affiliates Trust 18,377,421
214,576 Terreno Realty Corporation 13,565,495
Total 56,937,863
Utilities  2.7%
102,558 Northwestern Energy Group, Inc. 5,935,031
212,283 Portland General Electric
Company 9,467,822

Small Cap Stock Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  99.5% Value
Utilities  2.7% - continued
138,037 Spire, Inc. $ 10,801,395
Total 26,204,248
Total Common Stock
(cost $928,188,381) 964,545,721
Shares
Collateral Held for Securities
Loaned 0.3% Value
2,730,880 Thrivent Cash Management Trust 2,730,880
Total Collateral Held for
Securities Loaned
(cost $2,730,880) 2,730,880
Shares or
Principal
Amount Short-Term Investments 0.5% Value
State Street Institutional U.S.
Government Money Market
Fund
5,425,019 4.293%
c
5,425,019
Total Short-Term Investments
(cost $5,425,019) 5,425,019
Total Investments (cost
$936,344,280) 100.3% $972,701,620
Other Assets and Liabilities, Net
(0.3%) (3,160,743)
Total Net Assets 100.0% $969,540,877
a Non-income producing security.
b All or a portion of the security is on loan.
c The interest rate shown reflects the yield.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Stock Portfolio as of March 31, 2025:
Securities Lending Transactions
Common Stock $ 1,847,797
Total lending $1,847,797
Gross amount payable upon return of
collateral for securities loaned $2,730,880
Net amounts due to counterparty $883,083
Definitions:
plc - Public Limited Company

Small Cap Stock Portfolio
Schedule of Investments as of March 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2025, in valuing Small Cap Stock Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 13,685,863 13,685,863 – –
Consumer Discretionary 113,552,512 109,178,283 4,374,229 –
Consumer Staples 45,657,201 45,657,201 – –
Energy 35,698,491 35,698,491 – –
Financials 158,252,192 158,252,192 – –
Health Care 104,342,059 104,342,059 – –
Industrials 247,811,851 232,823,187 14,988,664 –
Information Technology 103,814,136 103,814,136 – –
Materials 58,589,305 51,510,332 7,078,973 –
Real Estate 56,937,863 56,937,863 – –
Utilities 26,204,248 26,204,248 – –
Short-Term Investments 5,425,019 5,425,019 – –
Subtotal Investments in Securities $969,970,740 $943,528,874 $26,441,866 $–
Other Investments  * Total
Collateral Held for Securities Loaned 2,730,880
Subtotal Other Investments $2,730,880
Total Investments at Value $972,701,620
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Stock Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
3/31/2025
Shares Held at
3/31/2025
% of Net
Assets
3/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% $31,227 $19,233 $50,460 $– – –
Total Affiliated Short-Term Investments 31,227 – –
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 5,285 9,867 12,421 2,731 2,731 0.3%
Total Collateral Held for Securities Loaned 5,285 2,731 0.3
Total Value $36,512 $2,731
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 3/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% $– $– $ – $38
Total Income/Non Cash Income from Affiliated
Investments $38
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 3
Total Affiliated Income from Securities Loaned, Net $3
Total Value $– $– $ –

Notes to Schedule of Investments
as of March 31, 2025
(unaudited)

SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— The Portfolios record their investments
at fair value using market quotations when they are readily available pursuant to Rule 2a-5.  The Portfolios' investments are recorded at fair value determined in good faith when market quotations are not readily available.  Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system.  Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time.  Security prices are based on quotes that are obtained from an independent pricing service approved by the Fund's Board
of Directors (the “Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are
valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the primary exchange settle price.  Exchange
cleared swap agreements are valued at the clearinghouse end
of day price. Swap agreements not cleared on exchanges will be valued using the mid-price from the primary approved pricing service.  Forward foreign currency exchange contracts are
marked-to-market based upon foreign currency exchange rates
provided by the pricing service.  Investments in open-ended
mutual funds are valued at their net asset value at the close of each business day.
Thrivent Money Market seeks to maintain a stable net asset
value of $1.00 per share, pursuant to procedures established by the Board, and generally utilizes the amortized cost method.
Valuing securities held by Money Market on the basis of amortized cost (which approximates market value) involves a constant
amortization of premium or accretion of discount to maturity.
Money Market will not value a security at amortized cost, but will instead make a fair value determination of each security, if it determines that amortized cost is not approximately the same as the fair value of the security.
The Board has chosen the Portfolios' Investment Adviser as the valuation designee, responsible for daily valuation of the Portfolios'
securities.  The Adviser has formed a Valuation Committee (the
“Committee”) that is responsible for overseeing the Portfolios’
valuation policies in accordance with Valuation Policies and
Procedures.  The Committee meets on a monthly and on an as-
needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing,
international fair valuation, and other securities requiring fair valuation.
Certain Portfolios may invest in Private Equity Funds ("Private
Funds"), which are fair valued by the Portfolios pursuant to valuation procedures designed by the Committee. Private Funds are typically valued at an amount equal to the Net Asset Value
(NAV) of a portfolio's investment in the Private Fund when this information is readily available to the portfolio. This is commonly referred to as using the NAV as a practical expedient, which allows for the estimation of the fair value of an investment in an investment company based on the NAV of the investment company, if it is calculated in a manner consistent with ASC 946. The Committee has determined that for the Private Funds held by the Portfolios, if the NAV of the Private Fund is not readily available for the daily pricing needs of the Portfolios, the Committee, pursuant to the valuation procedures, will adjust the daily value of the Private
Fund via a model utilizing unobservable inputs.
The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Portfolios.  Examples of such events include trading halts, national news/events, and issuer-specific developments.  If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities.  If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
In accordance with U.S. Generally Accepted Accounting
Principles (“GAAP”), the various inputs used to determine the fair value of the Portfolios’ investments are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities; typically included in this level are U.S. equity securities, futures, options and registered investment company funds. Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk; typically included in this level are fixed income securities, international securities, swaps and forward contracts. Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in
determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.  Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.
Valuation of International Securities
— The Portfolios value
certain foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service.  The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities
(including ADRs, New York registered shares, and ETFs), and
futures, as applicable, to determine price adjustments for each

Notes to Schedule of Investments
as of March 31, 2025
(unaudited)

security in order to reflect the effects of post-closing events.
The Board has authorized the Adviser to make fair valuation
determinations pursuant to policies approved by the Board.
Foreign Currency Translation
— The accounting records of
each Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.
Foreign currency amounts related to the purchase or sale
of securities and income and expenses are translated at the
exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed currency
contracts, disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Portfolios do not separately report the effect of changes in foreign exchange rates from changes in prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.
For federal income tax purposes, the Portfolios treat the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.
Foreign Denominated Investments
— Foreign denominated
assets and currency contracts may involve more risks than
domestic transactions including currency risk, political and economic risk, regulatory risk, and market risk. Certain Portfolios may also invest in securities of companies located in emerging markets. Future economic or political developments could
adversely affect the liquidity or value, or both, of such securities.
Derivative Financial Instruments
— Each of the Portfolios, with
the exception of the Money Market, may invest in derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments. Derivatives are financial instruments whose value is derived from another security, an index or a currency. Each applicable Portfolio may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each applicable Portfolio may also use derivatives for replication of a certain asset class or speculation (investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter
("OTC").
A derivative may incur a loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative contract. A
Portfolio’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Portfolio. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Portfolios because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate
customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all of the broker’s customers, potentially resulting in losses to the Portfolios. Using derivatives to hedge can guard against potential risks, but it also adds to the Portfolios’ expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.
In order to define their contractual rights and to secure rights that will help the Portfolios mitigate their counterparty risk, the
Portfolios may enter into an International Swaps and Derivatives
Association, Inc. Master Agreement (“ISDA Master Agreement”)
or similar agreement with derivative contract counterparties.
An ISDA Master Agreement is a bilateral agreement between a
Portfolio and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master
Agreement, each Portfolio may, under certain circumstances,
offset with the counterparty certain derivatives' payables and/
or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default
(close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency
laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral and margin requirements vary by type of
derivative. Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared
derivatives (futures, options, and centrally cleared swaps). Brokers can ask for margining in excess of the minimum requirements
in certain situations. Collateral terms are contract specific for
OTC derivatives (foreign currency exchange contracts, options, and swaps). For derivatives traded under an ISDA Master
Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Portfolio and the counterparty.

Notes to Schedule of Investments
as of March 31, 2025
(unaudited)

For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Portfolio has been noted in the
Schedule of Investments. To the extent amounts due to a Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty nonperformance. The Portfolios attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Options
— All Portfolios, with the exception of the Money Market,
may buy put and call options and write put and covered call
options. The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or
interest rates. The Portfolios may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.
Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.
Buying put options tends to decrease a Portfolio’s exposure
to the underlying security while buying call options tends to increase a Portfolio’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the
contract against default. Writing put options tends to increase a
Portfolio’s exposure to the underlying security while writing call options tends to decrease a Portfolio’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when the Portfolio has purchased an option, exercises that option, and the counterparty doesn’t buy from the Portfolio or sell to the Portfolio the underlying asset as required. In the case where the Portfolio has written an option, the Portfolio doesn’t have counterparty risk. Counterparty risk on purchased over-the-
counter options is partially mitigated by the Portfolio’s collateral posting requirements. As the option increases in value to the
Portfolio, the Portfolio receives collateral from the counterparty.
Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.
During the three months ended March 31, 2025, no Portfolios
engaged in options.
Futures Contracts
— All Portfolios, with the exception of
the Money Market, may use futures contracts to manage the
exposure to interest rate and market or currency fluctuations.
Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit”
are held on deposit with and pledged to the broker. Additional securities held by the Portfolios may be earmarked to cover
open futures contracts. A futures contract’s daily change in value
(“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.
During the three months ended March 31, 2025, Aggressive
Allocation, Balanced Income Plus, Diversified Income
Plus, Government Bond, Income, Moderate Allocation,
Moderately Aggressive Allocation, Moderately Conservative
Allocation, and Opportunity Income Plus used treasury futures to manage the duration and yield curve exposure of the respective
Portfolio versus its benchmark.
During the three months ended March 31, 2025,
Aggressive Allocation, Balanced Income Plus, Diversified
Income Plus, Emerging Markets Equity, ESG Index, Global
Stock, International Allocation, International Index, Large
Cap Index, Mid Cap Index, Moderate Allocation, Moderately
Aggressive Allocation, Moderately Conservative Allocation, Real
Estate Securities, and Small Cap Index used equity futures to manage exposure to the equities market.
During the three months ended March 31, 2025, Aggressive
Allocation, Balanced Income Plus, Diversified Income Plus, Global
Stock, International Allocation, Moderate Allocation, Moderately
Aggressive Allocation, and Moderately Conservative Allocation
used foreign exchange futures to hedge the currency risk.
Foreign Currency Forward Contracts
— In connection with
purchases and sales of securities denominated in foreign
currencies, all Portfolios, with the exception of the Money Market, may enter into foreign currency forward contracts. Additionally, the
Portfolios may enter into such contracts to mitigate currency and counterparty exposure to other foreign-currency-denominated
investments. These contracts are recorded at value and
the realized- and change in unrealized- foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the Portfolios could be exposed to foreign currency fluctuations.
Foreign currency contracts are valued daily and unrealized
appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These

Notes to Schedule of Investments
as of March 31, 2025
(unaudited)

contracts are over-the-counter and a Portfolio is exposed to counterparty risk equal to the discounted net amount of payments to the Portfolio.
During the three months ended March 31, 2025, no Portfolios
engaged in foreign currency forward contracts.
Swap Agreements
— All Portfolios, with the exception of the
Money Market, may enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal.
Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Portfolio is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Portfolio is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction.
The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at the
clearinghouse end of day prices as furnished by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the
Statement of Assets and Liabilities and recorded as unrealized gain or loss.  The Portfolio accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Portfolio’s custodian, or a third party, in connection with these agreements. Certain swap agreements are over-the-counter. In these types of transactions, the Portfolio is exposed to counterparty risk, which is the discounted net amount of payments owed to the Portfolio. This risk is partially mitigated by the Portfolio’s collateral posting requirements. As the swap increases in value to the Portfolio, the Portfolio receives collateral from the counterparty.  Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.
Credit Default Swaps
— A credit default swap ("CDS") is a swap
agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a
CDS transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a CDS contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a CDS is said to buy protection whereas a seller of a CDS is said to sell protection.
The Portfolios may be either the protection seller or the protection buyer.
Certain Portfolios enter into credit default derivative contracts directly through CDSs or through credit default swap indices ("CDX
Indices"). CDX indices are static pools of equally weighted CDSs referencing corporate bonds and/or loans designed to increase or decrease diversified credit exposure to these asset classes.
Portfolios sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any CDX Indices held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract, the maximum potential amount of future payments would be the notional amount.
Portfolios buy default protection in order to reduce their overall credit exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure.  If a default event as specified in the CDS reference entity agreement occurs, the
Portfolio has the option to receive a cash payment in exchange for the credit loss of the reference entity obligation as of the date of the credit event. A realized gain or loss is recorded upon a default event or the maturity or termination of the CDS agreement.
For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which could include a reduction in interest or principal, maturity extension and subordination to other obligations.
During the three months ended March 31, 2025, Balanced
Income Plus, Diversified Income Plus, and Opportunity Income
Plus used CDX Indices (comprised of CDSs) to help manage
credit risk exposure within the Portfolio.
Total Return Swaps
— A total return swap is a swap agreement
between two parties to exchange the total return of a particular reference asset.  A total return swap involves commitments to pay interest in exchange for a marked linked return based on a notional amount.  To the extent that the total return of the security, group of securities, or index underlying the transactions exceeds or falls short of the offsetting interest obligation, the Portfolios will

Notes to Schedule of Investments
as of March 31, 2025
(unaudited)

receive a payment from or make a payment to the counterparty.
The Portfolios may take a "long" or "short" position with respect to the underlying referenced asset.
During the three months ended March 31, 2025, Aggressive
Allocation, Balanced Income Plus, Diversified Income Plus, Global
Stock, Moderate Allocation, Moderately Aggressive Allocation,
and Moderately Conservative Allocation used total return swaps to achieve exposure to asset classes where liquid future contracts do not exist or where pricing of the swap contract is more attractive than the futures contract.
For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Bank Loans (Leveraged Loans)
— Certain Portfolios may invest
in bank loans, which are senior secured loans that are made by banks or other lending institutions to companies that are typically rated below investment grade.  A Portfolio may invest in multiple series or tranches of a bank loan, with varying terms and different associated risks.  Transactions in bank loan securities may settle on a delayed basis, which may result in the proceeds of the
sale to not be readily available for a Portfolio to make additional investments.  Interest rates of bank loan securities typically reset periodically, as the rates are tied to a reference index rate, plus a premium.  Income is recorded daily on bank loan securities.  On an ongoing basis, a Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit of the bank loan.  This commitment fee is accrued as income over the term of the bank loan.  A Portfolio may receive consent and amendment fees for accepting an amendment to the current terms of a bank loan.  Consent and amendment fees are accrued as income when the changes to the bank loan are immaterial and to capital when the changes are material.
All or a portion of these bank loan commitments may be
unfunded. A Portfolio is obligated to fund these commitments at the borrower’s discretion. Therefore, the Portfolio must have funds sufficient to cover its contractual obligation. These unfunded bank loan commitments, which are marked-to-market daily, are presented in the Schedule of Investments and included in Payable for investments purchased on a delayed-delivery basis on the
Statement of Assets and Liabilities.
Private Equity Funds
—  Typically, when a Portfolio invests in a
Private Equity Fund, it makes a commitment to invest a specified amount of capital in the applicable Private Equity Fund. The capital commitment may be drawn by the general partner of the Private
Equity Fund either all at once or through a series of capital calls at the discretion of the general partner. Thus, an unfunded capital commitment represents the portion of the Portfolio’s overall capital commitment that has not yet been called by the general partner.
Unfunded commitments may subject the Portfolio to certain
risks. For example, the Portfolio may be required to: liquidate other portfolio investments, potentially at inopportune times, to obtain the cash needed to satisfy its obligations with respect to a capital call or borrow under a credit facility which may result in additional expenses to the Portfolio. Management recognizes these risks as potentially detrimental to the overall strategy and so the Fund will generally maintain with its custodian cash and/or, liquid investments having an aggregate value at least equal to the par value of unfunded capital commitments.
As of March 31, 2025, private equity capital commitments were as follows:
Additional information for the Portfolio's policy regarding
valuation of investments and other significant accounting policies can be obtained by referring to the Portfolio's most recent annual or semiannual shareholder report.
Portfolio
Total
Commitments
Unfunded
Commitments
Percent
Funded
Aggressive Allocation $120,000,000 $85,974,554 28.35%
Moderate Allocation 278,500,000 201,888,233 27.51%
Moderately Aggressive
Allocation 226,500,000 164,394,452 27.42%
Moderately Conservative
Allocation 85,000,000 61,956,911 27.11%